UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

Item 1. Reports to Shareholders.

Annual Report

30 September 2016

SPDR® Index Shares Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR STOXX EUROPE 50 ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR STOXX Europe 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX® Europe 50 Index (the “Index”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was –0.42%, and the total return for the Index was –0.37% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. The relative dovishness of global central banks aided in the fourth quarter 2015 performance of the Fund, which finished 1.72% for the quarter.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Front and center in the turmoil to open 2016 was a series of conflicting messages from China’s policy makers in both equity and currency markets, each iteration of which seemed to unsettle the markets more than the last. Further unnerving markets was a continued rapid sell-off in oil prices that has been a prevailing market theme since the middle of 2014, prompting concerns over deflation and damage to energy producers to outweigh the once expected windfall to energy consumers in the calculus of the market. In light of these concerns, the Fund ended first quarter 2016 down –4.62%.

With a starting point of continued slow and uneven economic growth for developed economies dating back to the end of the global financial crisis, investors in 2016 navigated a storm of additional uncertainties, including softening economic growth and policy missteps in China, a degree of disenchantment in the ability of global central banks to influence market outcomes, and now the surprising vote by the U.K. on June 23rd to exit its 43 year membership in the European Union, known as “Brexit.” Remarkably, against this challenging backdrop, the Fund finished second quarter 2016 down only –0.09%.

Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future. In light of these developments, the Fund returned +2.74% for the quarter ended September 30, 2016.

On an individual security level, the top positive contributors to the Fund’s performance were SAP SE, Siemens AG, and BP p.l.c. The top negative contributors to the Fund’s performance were Novartis AG, Lloyds Banking Group plc, and Barclays PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR STOXX EUROPE 50 ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	STOXX EUROPE 50 INDEX*	NET ASSET VALUE	MARKET VALUE	STOXX EUROPE 50 INDEX*
ONE YEAR	–0.42%	–0.62%	–0.37%	–0.42%	–0.62%	–0.37%
THREE YEARS	–6.14%	–6.48%	–6.19%	–2.09%	–2.21%	–2.11%
FIVE YEARS	30.87%	32.76%	30.82%	5.53%	5.83%	5.52%
TEN YEARS	0.02%	–0.57%	–0.23%	0.00%	–0.06%	–0.02%

*	The STOXX Europe 50 Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across all components of the 19 STOXX Europe 600 Supersector Indexes. The STOXX Europe 600 Supersector Indexes are subsets of the STOXX Europe 600 Index, which contains 600 of the largest stocks traded on the major exchanges in Europe. The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI) and is a subset of the STOXX Global 1800 Index. The Index covers 50 stocks from European countries generally regardless of a country’s adopted currency. The Index captures approximately 50% of the free-float market capitalization of the TMI, which in turn covers approximately 95% of the free-float market capitalization of the represented countries.

SPDR STOXX EUROPE 50 ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR STOXX EUROPE 50 ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	HSBC HOLDINGS PLC	BRITISH AMERICAN TOBACCO PLC
MARKET VALUE	$12,335,889	10,392,969	8,767,637	7,518,342	5,993,376
% OF NET ASSETS	6.6	5.6	4.7	4.0	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	22.1%
Banks	12.7
Oil, Gas & Consumable Fuels	10.1
Food Products	6.6
Insurance	5.2
Personal Products	4.9
Beverages	4.7
Tobacco	4.5
Chemicals	4.3
Diversified Telecommunication Services	3.9
Industrial Conglomerates	2.5
Electrical Equipment	2.4
Software	2.4
Wireless Telecommunication Services	2.1
Automobiles	1.9
Household Products	1.7
Multi-Utilities	1.5
Capital Markets	1.3
Construction & Engineering	1.2
Textiles, Apparel & Luxury Goods	1.2
Metals & Mining	1.1
Semiconductors & Semiconductor Equipment	1.1
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR EURO STOXX 50 ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50® Index (the “Index”). In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 0.62%, and the total return for the Index was 0.38% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. The relative dovishness of global central banks aided in the fourth quarter 2015 performance of the Fund, which finished 2.83% for the quarter.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Front and center in the turmoil to open 2016 was a series of conflicting messages from China’s policy makers in both equity and currency markets, each iteration of which seemed to unsettle the markets more than the last. Further unnerving markets was a continued rapid sell-off in oil prices that has been a prevailing market theme since the middle of 2014, prompting concerns over deflation and damage to energy producers to outweigh the once expected windfall to energy consumers in the calculus of the market. In light of these concerns, the Fund ended first quarter 2016 down –3.26%.

With a starting point of continued slow and uneven economic growth for developed economies dating back to the end of the global financial crisis, investors in 2016 navigated a storm of additional uncertainties, including softening economic growth and policy missteps in China, a degree of disenchantment in the ability of global central banks to influence market outcomes, and now the surprising vote by the U.K. on June 23rd to exit its 43 year membership in the European Union, known as “Brexit.” Remarkably, against this challenging backdrop, the Fund finished second quarter 2016 down only –4.79%.

Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future. In light of these developments, the Fund returned +6.24% for the quarter ended September 30, 2016.

On an individual security level, the top positive contributors to the Fund’s performance were SAP SE, Siemens AG, and Anheuser-Busch InBev SA. The top negative contributors to the Fund’s performance were Deutsche Bank AG, Bayer AG, and UniCredit S.p.A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR EURO STOXX 50 ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 INDEX*	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 INDEX*
ONE YEAR	0.62%	0.49%	0.38%	0.62%	0.49%	0.38%
THREE YEARS	–5.73%	–5.80%	–6.53%	–1.95%	–1.97%	–2.23%
FIVE YEARS	36.33%	38.55%	34.00%	6.39%	6.74%	6.03%
TEN YEARS	–3.51%	–3.68%	–6.77%	–0.36%	–0.37%	–0.70%

*	The EURO STOXX 50 Index is designed to represent the performance of some of the largest companies across components of the 20 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.

SPDR EURO STOXX 50 ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR EURO STOXX 50 ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TOTAL SA	ANHEUSER-BUSCH INBEV SA	SIEMENS AG	SAP SE	SANOFI
MARKET VALUE	$132,464,588	112,269,946	104,876,604	100,383,075	99,607,467
% OF NET ASSETS	5.2	4.4	4.1	4.0	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	11.8%
Pharmaceuticals	7.6
Oil, Gas & Consumable Fuels	6.8
Insurance	6.3
Diversified Telecommunication Services	5.7
Automobiles	5.4
Chemicals	5.3
Industrial Conglomerates	5.3
Personal Products	5.2
Beverages	4.4
Software	3.9
Textiles, Apparel & Luxury Goods	3.6
Electric Utilities	3.2
Aerospace & Defense	2.6
Food Products	2.0
Construction & Engineering	1.9
Electrical Equipment	1.8
Semiconductors & Semiconductor Equipment	1.8
INDUSTRY	PERCENT OF NET ASSETS
Multi-Utilities	1.7
Specialty Retail	1.7
Communications Equipment	1.5
Health Care Providers & Services	1.4
Air Freight & Logistics	1.3
Food & Staples Retailing	1.3
Health Care Equipment & Supplies	1.3
Construction Materials	1.2
Real Estate Investment Trusts (REITs)	1.2
Building Products	1.0
Media	1.0
Capital Markets	0.8
Metals & Mining	0.0 **
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX SMALL CAP ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR EURO STOXX Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization Eurozone equity securities. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 3.14%, and the total return for the EURO STOXX Small Index (the “Index”) was 3.26% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash and dividend receivables drag, fees and compounding contributed to the difference between the Fund’s performance and that of the Index.

The Eurozone equity markets opened the fourth quarter of 2015 with mixed sentiments as global central banks provided additional stimulus to combat the effects of a slowing global economy. The first quarter of 2016 also witnessed a sharp sell-off after the announcement of the long anticipated “Brexit” referendum to exit its 43 year membership in the European Union. European investors navigated a storm of additional uncertainties in the second quarter of 2016 as the European Central Bank resolved to continue its monetary policy of low interest rates and the prospect of a possible ‘leave’ vote in the British referendum increased. In the United Kingdom, the Bank of England engaged in some easing measures by reducing short term interest rates and also extending their quantitative easing program. The third quarter of 2016 also witnessed a muted performance for the Fund as the Brexit vote was confirmed and its impact led to some degree of deceleration in growth in its other Eurozone members.

On an individual security level, the top positive contributors to the Fund’s performance were Neste Corporation, Gamesa Corporacion Tecnologica, S.A., and Covestro AG. The top negative contributors to the Fund’s performance were Banco Comercial Portugues S.A., Banca Popolare dell’Emilia Romagna S.C.A.R.L., and Banca Popolare di Milano S.C.A.R.L

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR EURO STOXX SMALL CAP ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	EURO STOXX SMALL INDEX*	NET ASSET VALUE	MARKET VALUE	EURO STOXX SMALL INDEX*
ONE YEAR	3.14%	3.13%	3.26%	3.14%	3.13%	3.26%
SINCE INCEPTION (1)	–17.12%	–17.14%	–16.86%	–7.75%	–7.77%	–7.63%

(1)	For the period June 4, 2014 to September 30, 2016.
*	The EURO STOXX Small Index is designed to provide a representation of small companies across the Eurozone. The Eurozone consists of European Union countries that have adopted the Euro as their currency. The Index consists of the Eurozone stocks included in the STOXX Europe Small 200 Index.

SPDR EURO STOXX SMALL CAP ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR EURO STOXX SMALL CAP ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	HUHTAMAKI OYJ	COVESTRO AG	JERONIMO MARTINS SGPS SA	KION GROUP AG	EUROFINS SCIENTIFIC SE
MARKET VALUE	$213,442	205,235	203,137	201,448	199,486
% OF NET ASSETS	1.8	1.7	1.7	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Media	10.1%
Machinery	5.7
Real Estate Investment Trusts (REITs)	5.6
Food & Staples Retailing	5.5
Pharmaceuticals	5.3
Insurance	4.1
Diversified Financial Services	4.0
Banks	3.7
Chemicals	3.5
Auto Components	3.2
Air Freight & Logistics	3.1
Life Sciences Tools & Services	2.8
Building Products	2.4
Food Products	2.3
Diversified Telecommunication Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Energy Equipment & Services	2.0
Construction Materials	1.9
Containers & Packaging	1.8
Commercial Services & Supplies	1.7
Airlines	1.6
Metals & Mining	1.6
Real Estate Management & Development	1.6

INDUSTRY	PERCENT OF NET ASSETS
Gas Utilities	1.5%
Leisure Equipment & Products	1.5
Wireless Telecommunication Services	1.5
Health Care Providers & Services	1.4
Household Durables	1.4
Oil, Gas & Consumable Fuels	1.4
Health Care Equipment & Supplies	1.2
Industrial Conglomerates	1.2
Software	1.2
Aerospace & Defense	1.0
Beverages	1.0
Construction & Engineering	1.0
Independent Power Producers & Energy Traders	1.0
Textiles, Apparel & Luxury Goods	1.0
Multi-Utilities	0.9
Trading Companies & Distributors	0.9
Personal Products	0.8
Thrifts & Mortgage Finance	0.8
Transportation Infrastructure	0.8
Capital Markets	0.7
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR EURO STOXX 50 Currency Hedged ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange listed, large cap, developed market common stocks within the European Monetary Union while mitigating exposure to fluctuations between the value of the Euro and the U.S. dollar. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 0.45%, and the total return for the EURO STOXX 50 Hedged USD Index (the “Index”) was 0.46% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, tax withholdings differences and cash drag contributed to the difference between the Fund’s performance and that of the Index.

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. The relative dovishness of global central banks aided in the fourth quarter 2015 performance of the Fund, which finished 4.71% for the quarter.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Front and center in the turmoil to open 2016 was a series of conflicting messages from China’s policy makers in both equity and currency markets, each iteration of which seemed to unsettle the markets more than the last. Further unnerving markets was a continued rapid sell-off in oil prices that has been a prevailing market theme since the middle of 2014, prompting concerns over deflation and damage to energy producers to outweigh the once expected windfall to energy consumers in the calculus of the market. In light of these concerns, the Fund ended first quarter 2016 down –7.47%.

With a starting point of continued slow and uneven economic growth for developed economies dating back to the end of the global financial crisis, investors in 2016 navigated a storm of additional uncertainties including softening economic growth and policy missteps in China, a degree of disenchantment in the ability of global central banks to influence market outcomes, and now the surprising vote by the U.K. on June 23rd to exit its 43 year membership in the European Union, known as “Brexit.” Remarkably, against this challenging backdrop, the Fund finished second quarter 2016 down only –1.03%.

Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although “Brexit” resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future. In light of these developments, the Fund returned +4.75% for the quarter ended September 30, 2016.

The Fund used foreign currency forward contracts in order to replicate the “hedging” component of the Index. The Fund’s use of such forwards helped the Fund track the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/8/15, 6/9/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 Currency Hedged ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.62% (0.32% after fee waiver). Fund returns at Net Asset Value shown in the table below for One Year and Since Inception reflect the impact of an expense limitation agreement. Had the adviser not waived fees and reimbursed certain expenses, returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 HEDGED USD INDEX*	NET ASSET VALUE	MARKET VALUE	EURO STOXX 50 HEDGED USD INDEX*
ONE YEAR	0.45%	0.77%	0.46%	0.45%	0.77%	0.46%
SINCE INCEPTION (1)	–9.36%	–9.16%	–9.61%	–7.21%	–7.06%	–7.41%

(1)	For the period June 8, 2015 to September 30, 2016.
*	The EURO STOXX 50 Hedged USD Index is a market capitalization weighted index designed to represent the performance of the largest companies across components of the 19 EURO STOXX Supersector Indexes, with the currency risk of the component securities hedged against the US dollar on a monthly basis. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index, which covers the 600 largest companies in Europe. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR EURO STOXX 50 CURRENCY HEDGED ETF — PORTFOLIO SUMMARY (UNAUDITED)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
International Equity	99.1%
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Dividend Currency Hedged ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange listed common stocks domiciled in countries outside the United States that offer high dividend yields while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 12.20%, and the total return for the S&P International Dividend Opportunities USD Hedged Index (the “Index”) was 12.83% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

Changes in monetary policy from various central banks, including further easing by the European Central Bank, a modest increase in the Federal Reserve rate, as well as a Chinese rate cut, helped the Fund finish in positive territory in the first quarter of the Reporting Period. Unfortunately economic weakness in China, plunging oil prices and geo-political tensions weighed on performance during the next few months causing negative returns. The Fund was additionally affected by deflationary pressures in Europe and the U.S. and inflation in emerging markets during this same period. The surprise “Brexit” vote in the U.K. to leave the EU in June and the resulting fall in the value of the British pound further prevented any material rebound through the second quarter of 2016. The Fund managed to rally in the fourth quarter of the Reporting Period primarily thanks to continued monetary policy easing, as the Bank of England announced a rate cut, Japan announced additional fiscal and monetary policies and the Federal Reserve decided to keep rates as is. Rebounding oil prices and strong earnings also helped in the quarter.

The Fund used foreign currency forward contracts in order to replicate the “hedging” component of the Index. The Fund’s use of such forwards helped the Fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance were Crescent Point Energy Corp., Sands China Ltd., and Pembina Pipeline Corporation. The top negative contributors to the Fund’s performance were Worleyparsons Limited, Berkeley Group Holdings plc, and Electricite de France SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/14/15, 9/15/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend Currency Hedged ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.93% (0.48% after fee waiver). Fund returns at Net Asset Value shown in the table below for One Year and Since Inception reflect the impact of an expense limitation agreement. Had the adviser not waived fees and reimbursed certain expenses, returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES USD HEDGED INDEX*	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES USD HEDGED INDEX*
ONE YEAR	12.20%	12.44%	12.83%	12.20%	12.44%	12.83%
SINCE INCEPTION (1)	10.58%	10.86%	10.93%	10.09%	10.35%	10.42%

(1)	For the period September 14, 2015 to September 30, 2016.
*	The S&P International Dividend Opportunities USD Hedged Index is a yield weighted index designed to represent the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Global BMI ex U.S. (Broad Market Index).

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL DIVIDEND CURRENCY HEDGED ETF — PORTFOLIO SUMMARY (UNAUDITED)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
International Equity	99.3%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI INTERNATIONAL REAL ESTATE CURRENCY HEDGED ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI International Real Estate Currency Hedged ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the international real estate market while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 9.43%, and the total return for the MSCI World ex USA IMI Core Real Estate Capped 100% Hedged To USD Index (the “Index”) was 10.00% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Security misweights, cash and dividend receivables, fees and tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, increased political and economic uncertainty pushed bond yields lower, which helped drive investors to income-producing alternatives like REITs. While the Fund returned almost 10% over the Reporting Period, the United Kingdom declined over 20% and was the worst performing country. The surprise outcome of the “Brexit” vote led to a sharp fall in the value of both property and currency in the United Kingdom in June and the uncertainty of the impact has led to more volatility in the market. Listed real estate in Australia performed well as the rental profile for office and retail companies was positive and earnings reports were generally strong. At the sector level, Industrials performed well. With e-commerce driving the need for more distribution centers, the sector had strong real estate operating fundamentals as rising demand outpaced limited new supply. Faced with decelerating growth, self-storage companies underperformed.

The Fund used foreign currency forward contracts in order to replicate the “hedging” component of the Index. The Fund’s use of such forwards helped the Fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance were Scentre Group, Link Real Estate Investment Trust, and Deutsche Wohnen AG. The top negative contributors to the Fund’s performance were Mitsui Fudosan Co., Ltd., Land Securities Group PLC, and British Land Company PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI INTERNATIONAL REAL ESTATE CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/14/15, 9/15/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Real Estate Currency Hedged ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.48%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI WORLD EX USA IMI CORE REAL ESTATE CAPPED 100% HEDGED TO USD INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI WORLD EX USA IMI CORE REAL ESTATE CAPPED 100% HEDGED TO USD INDEX*
ONE YEAR	9.43%	9.32%	10.00%	9.43%	9.32%	10.00%
SINCE INCEPTION (1)	10.87%	11.51%	11.46%	10.36%	10.97%	10.93%

(1)	For the period September 14, 2015 to September 30, 2016.
*	The MSCI World ex USA IMI Core Real Estate Capped 100% Hedged To USD Index is a free float-adjusted market capitalization-weighted index that is designed to reflect the performance of stocks in the MSCI World ex USA IMI Index that are engaged in the ownership, development and management of specific core real estate property types. To be included in the Index, a company needs to derive at least 75% of its revenues from real estate activities related to a combination of the following specific core property types: industrial, office, retail, residential, health care, hotel and resort, data centers, and storage. Companies classified in the real estate services industry, mortgage real estate investment trusts (“REITs”) and specialized REITs that are not involved in the above referenced specific core real estate property types are excluded from the Index.

SPDR MSCI INTERNATIONAL REAL ESTATE CURRENCY HEDGED ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI INTERNATIONAL REAL ESTATE CURRENCY HEDGED ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	UNIBAIL- RODAMCO SE	SUN HUNG KAI PROPERTIES, LTD.	CHEUNG KONG PROPERTY HOLDINGS, LTD.	SCENTRE GROUP REIT	VONOVIA SE
MARKET VALUE	$95,208	75,490	68,627	67,726	62,536
% OF NET ASSETS	4.5	3.6	3.2	3.2	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	56.3%
Real Estate Management & Development	43.4
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING ASIA PACIFIC ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 17.24%, and the total return for the S&P Asia Pacific Emerging BMI Index (the “Index”) was 17.85% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index whipsawed through the fourth quarter of 2015, starting strong in October before wavering in November and December, but still ended up ahead as the Index gained 6.06% during this period. Following a tumultuous third quarter of 2015 in which Index heavyweight China shed over 20% of its value, Chinese equities stabilized in the fourth quarter, finishing up as investors shifted their attention to additional stimulus measures introduced by the People’s Bank of China (PBOC). Additionally, news in November that foreign exchange reserves had rebounded in October following five months of declines, and retail sales had further improved contributed in the Index gains over the fourth quarter of 2015.

The monthly volatility continued throughout the first quarter of 2016 as the Index lost 8.66% and 1.07% in January and February, respectively. After stumbling through the opening two months of 2016, the Index rebounded 10.38% in March to finish the full quarter down 0.25%. Economic catalysts aiding China’s recovery over the final month of the quarter included the PBOC cutting the required reserve ratio for all banks by 50bps on the last day of February. The gain in March was also attributed to an official Purchasing Managers’ Index (PMI) release of 50.2, outpacing economist estimates and indicating an economic expansion following eight consecutive monthly contractions.

The volatility subsided in the second quarter of 2016 as the Index started with losses of 0.88% and 0.33% in April and May, respectively, and finished by gaining 2.42% in March, for an overall gain of 1.18% for the quarter. While there was no shortage of events affecting emerging market equities through the second quarter of 2016, the most significant across both emerging and developed markets took place over the third week of June with the U.K. European Union referendum and the subsequent decision by Britain to withdraw from the EU. With most major polls suggesting a too close to call outcome, and bookmakers favoring a slight tilt toward “remain” entering the vote, risk assets sharply sold off on Friday, June 24th. Emerging market equities proved remarkably resilient amid the market stress, quickly rebounding following Friday’s fall as investors focused on the likely implications of easier monetary policy for an extended period.

The Index accelerated higher through the third quarter of 2016, rising 10.10% during this period. Economic catalysts driving Chinese equities through the quarter included second quarter GDP reported at 6.7%, outpacing consensus estimates and lending credence to the theory that easing by the PBOC had begun showing positive results. July’s trade surplus was reported at $52.3 billion, eclipsing both the previous month and expectations. Additionally, approval by the State Council for the Shenzhen-HK Connect, in an effort to link the two exchanges and further open China’s financial markets, enhanced the returns of Chinese equities during the third quarter of 2016.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Alibaba Group Holding Ltd. Sponsored ADR, and Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR. The top negative contributors to the Fund’s performance were Qianhai Health Holdings Ltd., China Life Insurance Co. Ltd. Class H, and Infosys Limited Sponsored ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P EMERGING ASIA PACIFIC ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P ASIA PACIFIC EMERGING BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P ASIA PACIFIC EMERGING BMI INDEX*
ONE YEAR	17.24%	18.15%	17.85%	17.24%	18.15%	17.85%
THREE YEARS	16.37%	17.64%	17.79%	5.18%	5.57%	5.61%
FIVE YEARS	39.66%	46.00%	44.64%	6.91%	7.86%	7.66%
SINCE INCEPTION (1)	68.33%	69.68%	70.76%	5.61%	5.70%	5.77%

(1)	For the period March 20, 2007 to September 30, 2016.
*	The S&P Asia Pacific Emerging BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Asia Pacific Emerging Index calculation.

SPDR S&P EMERGING ASIA PACIFIC ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P EMERGING ASIA PACIFIC ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD. ADR	CHINA MOBILE, LTD.	CHINA CONSTRUCTION BANK CORP. CLASS H
MARKET VALUE	$17,509,449	13,429,723	12,864,166	8,114,955	7,863,782
% OF NET ASSETS	5.2	4.0	3.8	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	15.2%
Internet Software & Services	12.2
Semiconductors & Semiconductor Equipment	6.9
Oil, Gas & Consumable Fuels	5.6
Wireless Telecommunication Services	4.3
Electronic Equipment, Instruments & Components	4.0
Real Estate Management & Development	3.7
Insurance	3.3
Automobiles	2.8
IT Services	2.7
Technology Hardware, Storage & Peripherals	2.5
Chemicals	2.3
Food Products	2.1
Diversified Telecommunication Services	2.0
Pharmaceuticals	1.9
Metals & Mining	1.7
Thrifts & Mortgage Finance	1.5
Construction & Engineering	1.4
Industrial Conglomerates	1.4
Internet & Catalog Retail	1.4
Construction Materials	1.2
Independent Power Producers & Energy Traders	1.2
Transportation Infrastructure	1.2
Capital Markets	1.1
Food & Staples Retailing	1.1
Hotels, Restaurants & Leisure	1.1
Textiles, Apparel & Luxury Goods	1.1
Diversified Financial Services	1.1
Machinery	0.9
Electric Utilities	0.8
Electrical Equipment	0.7

INDUSTRY	PERCENT OF NET ASSETS
Health Care Providers & Services	0.7%
Personal Products	0.7
Auto Components	0.6
Beverages	0.6
Consumer Finance	0.6
Household Products	0.6
Media	0.6
Tobacco	0.5
Gas Utilities	0.4
Household Durables	0.4
Diversified Consumer Services	0.3
Specialty Retail	0.3
Aerospace & Defense	0.2
Airlines	0.2
Commercial Services & Supplies	0.2
Marine	0.2
Paper & Forest Products	0.2
Software	0.2
Water Utilities	0.2
Biotechnology	0.1
Building Products	0.1
Energy Equipment & Services	0.1
Health Care Equipment & Supplies	0.1
Leisure Equipment & Products	0.1
Multiline Retail	0.1
Road & Rail	0.1
Air Freight & Logistics	0.0	**
Communications Equipment	0.0	**
Containers & Packaging	0.0	**
Distributors	0.0	**
Professional Services	0.0	**
Trading Companies & Distributors	0.0	**
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P RUSSIA ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Russia ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Russian equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 25.55%, and the total return for the S&P Russia Capped BMI Index (the “Index”) was 28.95% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, cash drag, compounding, and optimization contributed to the difference between the Fund’s performance and that of the Index.

The stronger performance of emerging markets in 2016 comes after three straight years of declines, including a near 15% loss in 2015. Attribution for the healthy rebound in emerging markets in 2016 is a collection of country and regional narratives, though the space as a whole has broadly benefitted by a rebound in natural resource prices and a ratcheting down of expectations for the pace of Federal Reserve tightening that could adversely impact global liquidity conditions. After negative returns in the fourth quarter of 2015, the Index had positive returns during the first three quarters of 2016, gaining 31.6% during that period as the Russian economy adapted to sanctions imposed in 2014 by the United States and EU on Russian banks and oil and gas sectors because of Russia’s incursion into Ukraine starting in 2014. Despite Germany’s proposal for new sanctions in 2015 due to Russia’s involvement in Syria, the economy continued recovering and the Index significantly outperformed the MSCI World Index and MSCI Emerging Markets Index, which returned 11.36% and 16.78%, respectfully, for the Reporting Period. Fund returns were mainly driven by strong performance in Energy and Financials sectors as oil prices stabilized and started rising again. Interest rates remained high to combat inflation, yet were kept low enough in hopes that Russia becomes an attractive investment for foreign corporations in the non-fuels sectors. Economic recovery was aided by solid fundamentals, increasing consumption and net exports, which were helped along by a weaker ruble. Consumer Staples and Health Care were the weakest performing sectors in Russia during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Sberbank Russia OJSC Sponsored ADR, Oil company LUKOIL PJSC Sponsored ADR, and Yandex. The top negative contributors to the Fund’s performance were Magnit PJSC Sponsored GDR, Luxoft Holding, Inc. Class A, and MegaFon PJSC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P RUSSIA ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P RUSSIA CAPPED BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P RUSSIA CAPPED BMI INDEX*
ONE YEAR	25.55%	26.15%	28.95%	25.55%	26.15%	28.95%
THREE YEARS	–26.99%	–26.60%	–24.45%	–9.95%	–9.79%	–8.92%
FIVE YEARS	–17.55%	–14.62%	–12.40%	–3.79%	–3.11%	–2.61%
SINCE INCEPTION (1)	–28.23%	–27.89%	–22.22%	–4.93%	–4.86%	–3.76%

(1)	For the period March 10, 2010 to September 30, 2016.
*	The S&P Russia Capped BMI Index is a float adjusted market cap index designed to define and measure the investable universe of publicly-traded companies domiciled in Russia. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI Equity Index.

SPDR S&P RUSSIA ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P RUSSIA ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	GAZPROM PJSC ADR	LUKOIL PJSC ADR	SBERBANK OF RUSSIA PJSC ADR	SBERBANK OF RUSSIA PJSC ADR	MMC NORILSK NICKEL PJSC ADR
MARKET VALUE	$3,639,069	3,180,236	2,315,597	1,390,722	1,270,330
% OF NET ASSETS	13.6	11.9	8.7	5.2	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	44.7%
Banks	18.0
Metals & Mining	11.2
Food & Staples Retailing	8.3
Wireless Telecommunication Services	4.8
Internet Software & Services	4.4
Chemicals	1.7
Diversified Telecommunication Services	1.5
Electric Utilities	1.2

INDUSTRY	PERCENT OF NET ASSETS
Household Durables	1.2%
IT Services	1.1
Real Estate Management & Development	0.8
Road & Rail	0.5
Food Products	0.3
Energy Equipment & Services	0.2
Short-Term Investment	0.5
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CHINA ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P China ETF (the “Fund”) seeks to provide investments results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 17.81%, and the total return for the S&P China BMI Index (the “Index”) was 17.75% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. The difference in return of the Fund and Index was largely due to misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Chinese equity markets started the Reporting Period strongly and the Index rose 10% in the first quarter. The gains were attributed to a rebound from dismal returns the previous quarter where the Index fell 24% and policy measures instituted by the Peoples Bank of China (PBOC) designed to boost investment and inflation. The second and third quarters of the Reporting Period saw mixed results with the Index falling 5.5% in the second quarter and returning essentially zero in the third quarter. Policy missteps around market regulations and mixed economic results during the quarters contributed to swings in market sentiment. The final quarter of the Reporting Period saw Chinese equities rally strongly. The Index rose over 13% during the final quarter, resulting in a full Reporting Period return of 17.75%. Reduced expectations around the pace of U.S. Federal Reserve tightening seemed to buoy the market.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Alibaba Group Holding Ltd. Sponsored ADR, and Baidu, Inc. Sponsored ADR Class A. The top negative contributors to the Fund’s performance were China Taiping Insurance Holdings Co., Ltd., CITIC Limited, and China Life Insurance Co. Ltd. Class H

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P CHINA ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P CHINA BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P CHINA BMI INDEX*
ONE YEAR	17.81%	18.78%	17.75%	17.81%	18.78%	17.75%
THREE YEARS	12.96%	14.65%	14.26%	4.14%	4.66%	4.54%
FIVE YEARS	52.48%	59.65%	56.22%	8.80%	9.81%	9.33%
SINCE INCEPTION (1)	79.11%	81.37%	82.94%	6.30%	6.44%	6.54%

(1)	For the period March 20, 2007 to September 30, 2016.
*	The S&P China BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in China, but legally available to foreign investors. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the China Index calculation.

SPDR S&P CHINA ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P CHINA ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	CHINA CONSTRUCTION BANK CORP. CLASS H	CHINA MOBILE, LTD.	BAIDU, INC. ADR
MARKET VALUE	$91,149,401	73,025,462	42,801,763	42,266,702	30,804,787
% OF NET ASSETS	11.2	9.0	5.3	5.2	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Internet Software & Services	26.8%
Banks	16.5
Insurance	5.5
Oil, Gas & Consumable Fuels	5.2
Wireless Telecommunication Services	5.2
Real Estate Management & Development	5.0
Internet & Catalog Retail	3.4
Capital Markets	2.2
Automobiles	2.1
Food Products	2.0
Diversified Telecommunication Services	1.4
Electronic Equipment, Instruments & Components	1.4
Independent Power Producers & Energy Traders	1.4
Transportation Infrastructure	1.4
Pharmaceuticals	1.3
Construction & Engineering	1.2
Textiles, Apparel & Luxury Goods	1.2
Industrial Conglomerates	1.1
Machinery	1.1
Metals & Mining	1.1
Diversified Consumer Services	1.0
Health Care Providers & Services	0.8
Water Utilities	0.8
Construction Materials	0.7
Commercial Services & Supplies	0.6
Electrical Equipment	0.6
Gas Utilities	0.6
Semiconductors & Semiconductor Equipment	0.6
Personal Products	0.5

INDUSTRY	PERCENT OF NET ASSETS
Technology Hardware, Storage & Peripherals	0.5%
Chemicals	0.4
Communications Equipment	0.4
Consumer Finance	0.4
Food & Staples Retailing	0.4
Household Durables	0.4
Paper & Forest Products	0.4
Software	0.4
Airlines	0.3
Auto Components	0.3
Biotechnology	0.3
Hotels, Restaurants & Leisure	0.3
IT Services	0.3
Specialty Retail	0.3
Beverages	0.2
Energy Equipment & Services	0.2
Marine	0.2
Media	0.2
Multiline Retail	0.2
Road & Rail	0.2
Aerospace & Defense	0.1
Air Freight & Logistics	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Financial Services	0.1
Health Care Equipment & Supplies	0.1
Household Products	0.1
Building Products	0.0 **
Trading Companies & Distributors	0.0 **
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI CHINA A SHARES IMI ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI China A Shares IMI ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the investible stocks of Chinese companies that issue A Shares. In seeking this objective, the Fund uses a sampling strategy.

For the period from October 29, 2015 (inception) through September 30, 2016 (the “Reporting Period”), the total return for the Fund was –12.92%, and the total return for the MSCI China A International IMI Index (the “Index”) was –10.60% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. The difference in return of the Fund and Index was largely due to misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Chinese equity markets started the Reporting Period strongly and the Index rose approximately 6.5% during the period from the Fund’s inception through December 31, 2015. The gains were attributed to policy measures instituted by the Peoples Bank of China (PBOC) designed to boost investment and inflation. The second and third quarters of the Reporting Period saw mixed results with the Index falling 16% in the second quarter and returning –3.3% in the third quarter. Policy missteps around market regulations and mixed economic results during the quarters contributed to swings in market sentiment. The final quarter of the Reporting Period saw Chinese equities rally. The Index rose 3.3% during the period, resulting in a Reporting Period return of –10.60%.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Kweichow Moutai Co., Ltd. Class A, China Vanke Co., Ltd Class A, and Midea Group Co. Ltd. Class A. The top negative contributors to the Fund’s performance were China Railway Group Limited Class A, Eternal Asia Supply Chain Management Ltd. Class A, and CRRC Corporation Limited Class A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI CHINA A SHARES IMI ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/28/15, 10/29/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI China A Shares IMI ETF as stated in the Fees and Expenses table of the prospectus dated October 20, 2015 is 0.65%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI CHINA A INTERNATIONAL IMI INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI CHINA A IMI INTERNATIONAL INDEX
SINCE INCEPTION (1)	–12.92%	–12.24%	–10.60%	N/A	N/A	N/A

(1)	For the period October 28, 2015 to September 30, 2016.
*	The MSCI China A International IMI Index is a free-float adjusted, market capitalization weighted index (giving greater weight to larger companies, based on the value of securities available in the market) designed to capture large, mid and small cap representation across Chinese securities with A share listings on the Shanghai or Shenzhen Stock Exchanges. The Index is comprised solely of A Shares and aims to capture approximately 99% of the investible Chinese domestic A Shares equity universe.

SPDR MSCI CHINA A SHARES IMI ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI CHINA A SHARES IMI ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	KWEICHOW MOUTAI CO., LTD. CLASS A	INDUSTRIAL BANK CO., LTD. CLASS A	SHANGHAI PUDONG DEVELOPMENT BANK CO., LTD. CLASS A	CHINA MERCHANTS BANK CO., LTD. CLASS A	PING AN INSURANCE GROUP CO. OF CHINA, LTD. CLASS A
MARKET VALUE	$44,664	34,478	31,002	27,796	26,631
% OF NET ASSETS	2.1	1.6	1.4	1.3	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	10.4%
Real Estate Management & Development	6.2
Capital Markets	5.7
Metals & Mining	5.3
Pharmaceuticals	5.2
Machinery	4.9
Chemicals	4.8
Electrical Equipment	4.1
Beverages	3.8
Electronic Equipment, Instruments & Components	3.8
Construction & Engineering	3.1
Food Products	3.0
Independent Power Producers & Energy Traders	2.8
Oil, Gas & Consumable Fuels	2.4
Household Durables	2.2
Insurance	2.2
Media	2.2
Auto Components	1.9
Textiles, Apparel & Luxury Goods	1.8
Transportation Infrastructure	1.7
Multiline Retail	1.6
Software	1.5
Communications Equipment	1.3
Aerospace & Defense	1.1
Airlines	1.1
Automobiles	1.1
Commercial Services & Supplies	1.0
Containers & Packaging	1.0
Semiconductors & Semiconductor Equipment	1.0

INDUSTRY	PERCENT OF NET ASSETS
Trading Companies & Distributors	0.9%
Biotechnology	0.8
Energy Equipment & Services	0.8
Construction Materials	0.7
IT Services	0.7
Specialty Retail	0.7
Air Freight & Logistics	0.6
Diversified Consumer Services	0.6
Hotels, Restaurants & Leisure	0.6
Paper & Forest Products	0.6
Technology Hardware, Storage & Peripherals	0.6
Water Utilities	0.6
Road & Rail	0.5
Internet Software & Services	0.4
Building Products	0.3
Diversified Financial Services	0.3
Diversified Telecommunication Services	0.3
Food & Staples Retailing	0.3
Health Care Providers & Services	0.3
Wireless Telecommunication Services	0.3
Electric Utilities	0.2
Leisure Equipment & Products	0.2
Distributors	0.1
Health Care Equipment & Supplies	0.1
Industrial Conglomerates	0.1
Life Sciences Tools & Services	0.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MARKETS ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 17.38%, and the total return for the S&P Emerging BMI Index (the “Index”) was 18.02% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, cumulative security misweights and the Fund’s cash position contributed to the difference between the Fund’s performance and that of the Index

During the Reporting Period, there was a general lessening of geopolitical tensions which had a positive impact on the Fund’s return. For non-geopolitical issues, fears have continued to abate regarding a hard landing for the Chinese economy. This was caused in part by better than expected growth numbers in China which was not unique as the emerging markets in general saw better growth during the Reporting Period. Additionally, these markets have been helped by the Federal Reserve moving slower than anticipated with respect to interest rate hikes. This was particularly helpful for many of the Emerging Market countries due to the propensity to have borrowed in U.S. dollars which led to reductions in both debt servicing concerns and capital outflows. In general, the environment of accommodative Central Banks buoyed the Fund’s returns. Finally, many of the emerging market countries were positively impacted by increasing commodity prices.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Alibaba Group Holding Ltd. Sponsored ADR, and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance were America Movil SAB de CV Class L, China Life Insurance Co. Ltd. Class H, and Infosys Limited Sponsored ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P EMERGING MARKETS ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EMERGING BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EMERGING BMI INDEX*
ONE YEAR	17.38%	18.31%	18.02%	17.38%	18.31%	18.02%
THREE YEARS	1.06%	2.01%	1.69%	0.35%	0.66%	0.56%
FIVE YEARS	18.33%	22.13%	19.94%	3.42%	4.08%	3.70%
SINCE INCEPTION (1)	33.87%	34.98%	34.35%	3.11%	3.20%	3.15%

(1)	For the period March 20, 2007 to September 30, 2016.
*	The S&P Emerging BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging markets. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.

SPDR S&P EMERGING MARKETS ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P EMERGING MARKETS ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TENCENT HOLDINGS, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	NASPERS, LTD. CLASS N	CHINA CONSTRUCTION BANK CORP. CLASS H
MARKET VALUE	$8,501,572	6,324,126	4,771,299	3,971,525	3,893,863
% OF NET ASSETS	3.6	2.7	2.0	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	18.0%
Internet Software & Services	8.4
Oil, Gas & Consumable Fuels	7.6
Semiconductors & Semiconductor Equipment	4.0
Wireless Telecommunication Services	3.9
Real Estate Management & Development	3.5
Metals & Mining	3.2
Insurance	2.9
Automobiles	2.8
Electronic Equipment, Instruments & Components	2.8
Food Products	2.5
IT Services	2.5
Beverages	2.2
Media	2.2
Diversified Telecommunication Services	2.0
Pharmaceuticals	1.9
Technology Hardware, Storage & Peripherals	1.7
Diversified Financial Services	1.6
Chemicals	1.5
Transportation Infrastructure	1.5
Industrial Conglomerates	1.4
Multiline Retail	1.4
Food & Staples Retailing	1.3
Construction & Engineering	1.2
Household Durables	1.2
Independent Power Producers & Energy Traders	1.2
Thrifts & Mortgage Finance	1.2
Construction Materials	1.0
Internet & Catalog Retail	1.0
Capital Markets	0.9
Electric Utilities	0.8
Hotels, Restaurants & Leisure	0.8

INDUSTRY	PERCENT OF NET ASSETS
Specialty Retail	0.8%
Household Products	0.7
Textiles, Apparel & Luxury Goods	0.7
Machinery	0.6
Paper & Forest Products	0.6
Airlines	0.5
Health Care Providers & Services	0.5
Water Utilities	0.5
Personal Products	0.4
Air Freight & Logistics	0.3
Electrical Equipment	0.3
Gas Utilities	0.3
Tobacco	0.3
Auto Components	0.2
Commercial Services & Supplies	0.2
Diversified Consumer Services	0.2
Real Estate Investment Trusts (REITs)	0.2
Trading Companies & Distributors	0.2
Aerospace & Defense	0.1
Biotechnology	0.1
Building Products	0.1
Communications Equipment	0.1
Consumer Finance	0.1
Distributors	0.1
Energy Equipment & Services	0.1
Health Care Equipment & Supplies	0.1
Leisure Equipment & Products	0.1
Marine	0.1
Road & Rail	0.1
Containers & Packaging	0.0	**
Multi-Utilities	0.0	**
Professional Services	0.0	**
Software	0.0	**
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 14.70%, and the total return for the S&P Emerging Markets Dividend Opportunities Index (the “Index”) was 16.28% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash drag, security misweights and compounding contributed to the difference between the Fund’s performance and that of the Index.

Performance declined in the initial two months of 2016 as concerns about the slowing global economy, a diplomatic dispute between Iran and Saudi Arabia and terrorist attacks in Turkey weighed on investor sentiments. The markets had a healthy rebound in March as central banks around the world stepped in to support the economy and the People’s Bank of China reset the yuan reference rate and lowered reserve requirement ratios. As banks followed unconventional monetary policies to achieve their inflation targets, the suppression of yields left a telling mark in the financial markets in the first three quarters of 2016. After a further short lived episode of volatility around “Brexit” in June 2016, emerging equity markets recovered admirably and ended the Reporting Period in double digit positive performance territory.

On an individual security level, the top positive contributors to the Fund’s performance were CCR S.A., Smiles SA, and Realtek Semiconductor Corp. The top negative contributors to the Fund’s performance were Intouch Holdings Public Co. Ltd. NVDR, Kumba Iron Ore Limited, and Radiant Opto-Electronics Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS DIVIDEND OPPORTUNITIES INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS DIVIDEND OPPORTUNITIES INDEX*
ONE YEAR	14.70%	15.95%	16.28%	14.70%	15.95%	16.28%
THREE YEARS	–22.29%	–21.62%	–20.04%	–8.06%	–7.80%	–7.18%
FIVE YEARS	–20.28%	–18.12%	–16.12%	–4.43%	–3.92%	–3.45%
SINCE INCEPTION (1)	–27.24%	–26.52%	–21.08%	–5.52%	–5.35%	–4.14%

(1)	For the period February 23, 2011 to September 30, 2016.
*	The S&P Emerging Markets Dividend Opportunities Index generally includes 100 tradable, exchange-listed common stocks from emerging market countries that offer high dividend yields. To be included in the Index, stocks must have a total market capitalization greater than $1 billion, with a float-adjusted market cap greater than $300 million and a three-month average daily value traded greater than $1 million as of the rebalance reference date. Additionally, stocks must have positive 3-year earnings growth and profitability. Stocks are weighted by annual dividend yield. To ensure diverse exposure, no single country or sector has more than a 25% weight and no single stock has more than a 3% weight.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P EMERGING MARKETS DIVIDEND ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	CCR SA	EREGLI DEMIR VE CELIK FABRIKALARI TAS	MTN GROUP, LTD.	VODACOM GROUP, LTD.	ADVANCED INFO SERVICE PCL NVDR
MARKET VALUE	$11,635,058	10,491,595	9,959,164	9,116,076	8,622,338
% OF NET ASSETS	3.9	3.5	3.3	3.0	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Wireless Telecommunication Services	20.2%
Banks	11.4
Semiconductors & Semiconductor Equipment	8.8
Real Estate Management & Development	7.3
Technology Hardware, Storage & Peripherals	5.9
Capital Markets	4.7
Metals & Mining	4.6
Transportation Infrastructure	4.6
Insurance	3.7
Media	3.5
Real Estate Investment Trusts (REITs)	3.1
Electronic Equipment, Instruments & Components	2.5
Independent Power Producers & Energy Traders	2.4
Auto Components	2.3

INDUSTRY	PERCENT OF NET ASSETS
Construction Materials	1.7%
Specialty Retail	1.7
Oil, Gas & Consumable Fuels	1.5
Automobiles	1.4
Diversified Financial Services	1.4
Electric Utilities	1.2
Marine	1.0
Road & Rail	0.9
Commercial Services & Supplies	0.7
Textiles, Apparel & Luxury Goods	0.7
Industrial Conglomerates	0.6
Water Utilities	0.5
Multi-Utilities	0.4
Tobacco	0.4
Thrifts & Mortgage Finance	0.3
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING EUROPE ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Emerging Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon European emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 11.85%, and the total return for the S&P European Emerging Capped BMI Index (the “Index”) was 13.75% (Net). The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash drag, security misweights and compounding contributed to the difference between the Fund’s performance and that of the Index.

After a mosaic of uncertainties persisted in 2015, investors nerves were soothed to some degree as the first quarter of 2016 witnessed a positive comeback. The relief rally in emerging markets that began in the middle part of February continued in March as a new round of easing measures came most actively through the European Central Bank (ECB). Despite the short lived episode of volatility in June concerning “Brexit,” emerging markets in Europe recovered admirably, benefitting from an increase in energy prices as well as a rebound in other natural resource prices. Emerging market currencies also appreciated against the U.S. dollar as the Federal Reserve did not increase U.S. interest rates. While the unrest and geo-political risks in Turkey added some pressure to the fragile markets, investors managed to demonstrate an air of complacency through the last quarter of the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Oil company LUKOIL PJSC Sponsored ADR, Public Joint-Stock Company Gazprom, and Oil company LUKOIL PJSC. The top negative contributors to the Fund’s performance were Alpha Bank AE, Powszechny Zaklad Ubezpieczen Spolka Akcyjna, and Public Joint-Stock Company Gazprom Sponsored ADR.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P EMERGING EUROPE ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EUROPEAN EMERGING CAPPED BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EUROPEAN EMERGING CAPPED BMI INDEX*
ONE YEAR	11.85%	12.33%	13.75%	11.85%	12.33%	13.75%
THREE YEARS	–29.06%	–28.96%	–28.85%	–10.81%	–10.77%	–10.72%
FIVE YEARS	–17.54%	–14.51%	–15.79%	–3.78%	–3.09%	–3.38%
SINCE INCEPTION (1)	–40.38%	–40.21%	–39.13%	–5.28%	–5.25%	–5.07%

(1)	For the period March 20, 2007 to September 30, 2016.
*	The S&P European Emerging Capped BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging European markets. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates.

SPDR S&P EMERGING EUROPE ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P EMERGING EUROPE ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	GAZPROM PJSC ADR	LUKOIL PJSC ADR	SBERBANK OF RUSSIA PJSC	MMC NORILSK NICKEL PJSC ADR	MAGNIT PJSC GDR
MARKET VALUE	$2,630,332	2,234,676	1,888,053	1,058,611	977,881
% OF NET ASSETS	7.7	6.6	5.6	3.1	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	30.2%
Banks	25.7
Metals & Mining	9.2
Food & Staples Retailing	5.5
Wireless Telecommunication Services	3.2
Electric Utilities	2.6
Diversified Telecommunication Services	2.5
Industrial Conglomerates	2.3
Diversified Financial Services	2.1
Internet Software & Services	2.0
Chemicals	1.5
Household Durables	1.3
Insurance	1.1
Pharmaceuticals	0.8
Real Estate Investment Trusts (REITs)	0.8
Airlines	0.7
Beverages	0.7
Real Estate Management & Development	0.7
Software	0.7
Textiles, Apparel & Luxury Goods	0.7
Construction & Engineering	0.6

INDUSTRY	PERCENT OF NET ASSETS
Hotels, Restaurants & Leisure	0.6%
Specialty Retail	0.6
Automobiles	0.5
Food Products	0.5
IT Services	0.4
Construction Materials	0.3
Consumer Finance	0.3
Distributors	0.3
Media	0.3
Independent Power Producers & Energy Traders	0.2
Machinery	0.2
Marine	0.2
Aerospace & Defense	0.1
Energy Equipment & Services	0.1
Road & Rail	0.1
Transportation Infrastructure	0.1
Water Utilities	0.1
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING LATIN AMERICA ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Emerging Latin America ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Latin American emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 27.02%, and the total return for the S&P Latin America BMI Index (the “Index”) was 28.56% (Net). The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, transaction costs, cash drag, security misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

The Fund generated positive returns for three out of four quarters during the Reporting Period. The majority of the performance for the Reporting Period occurred in first quarter 2016, when the Fund generated double digit returns. Regional heavyweight Brazil (the largest country by weight in the Fund) was the top overall performing country, as both the Materials and Financial sectors notably strengthened. Additionally boosting the market, following a two year inquiry by the country’s Federal Police into potential bribery and corruption at state-controlled oil giant Petrobras, which expanded to include the investigation of nearly 50 politicians and recently that of former President Lula Da Silva, political pressure mounted in March in the form of protests across the country for the continuation of impeachment proceedings against current President Dilma Rousseff. News of Rousseff’s possible impeachment initially caused both equity markets to surge and the real to strengthen against the U.S. dollar as many investors viewed the government as largely responsible for the country’s exceptionally high inflation and deep economic woes. The Brazilian market was again strong in third quarter 2016, despite experiencing the formal ousting of President Dilma Rousseff, as it broadly benefitted from the strengthening of oil and metal prices in addition to reform speculation in accordance with recent leadership changes. From a currency perspective, all the local currencies within the Latin American basket, except for the Mexican peso, appreciated versus the U.S. dollar, which helped add to the positive Fund return (as measured in U.S. dollars) during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Itau Unibanco Holding S.A. Sponsored ADR Pfd, Banco Bradesco S.A. Sponsored ADR Pfd, and Petroleo Brasileiro SA Sponsored ADR Pfd. The top negative contributors to the Fund’s performance were Grupo Financiero Inbursa SAB de CV Class O, Fibria Celulose S.A. Sponsored ADR, and America Movil SAB de CV Class L.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P EMERGING LATIN AMERICA ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P LATIN AMERICA BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P LATIN AMERICA BMI INDEX*
ONE YEAR	27.02%	26.59%	28.56%	27.02%	26.59%	28.56%
THREE YEARS	–23.68%	–23.74%	–22.50%	–8.61%	–8.64%	–8.14%
FIVE YEARS	–19.49%	–18.93%	–16.79%	–4.24%	–4.11%	–3.61%
SINCE INCEPTION (1)	–2.00%	–2.18%	7.03%	–0.21%	–0.23%	0.72%

(1)	For the period March 20, 2007 to September 30, 2016.
*	The S&P Latin America BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Latin American markets. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.

SPDR S&P EMERGING LATIN AMERICA ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P EMERGING LATIN AMERICA ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	ITAU UNIBANCO HOLDING SA PREFERENCE SHARES ADR	BANCO BRADESCO SA PREFERENCE SHARES ADR	AMBEV SA ADR	FOMENTO ECONOMICO MEXICANO SAB DE CV	PETROLEO BRASILEIRO SA PREFERENCE SHARES ADR
MARKET VALUE	$1,512,794	1,160,298	1,121,894	850,872	786,583
% OF NET ASSETS	5.5	4.2	4.1	3.1	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	23.3%
Beverages	8.6
Oil, Gas & Consumable Fuels	8.3
Metals & Mining	7.4
Food Products	4.5
Food & Staples Retailing	4.4
Electric Utilities	3.8
Multiline Retail	3.7
Wireless Telecommunication Services	2.7
Construction Materials	2.6
Diversified Financial Services	2.3
Media	2.3
Transportation Infrastructure	2.3
Independent Power Producers & Energy Traders	2.0
Industrial Conglomerates	1.8
IT Services	1.5
Paper & Forest Products	1.4
Diversified Consumer Services	1.3
Diversified Telecommunication Services	1.2
Capital Markets	1.1
Insurance	1.1
Real Estate Investment Trusts (REITs)	1.1
Water Utilities	1.0
Airlines	0.9
Personal Products	0.9

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Management & Development	0.9%
Chemicals	0.8
Construction & Engineering	0.7
Health Care Providers & Services	0.7
Household Products	0.7
Machinery	0.7
Containers & Packaging	0.6
Aerospace & Defense	0.5
Household Durables	0.4
Road & Rail	0.4
Auto Components	0.3
Gas Utilities	0.3
Hotels, Restaurants & Leisure	0.3
Software	0.3
Consumer Finance	0.2
Internet & Catalog Retail	0.1
Pharmaceuticals	0.1
Specialty Retail	0.1
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	0.1
Commercial Services & Supplies	0.0 **
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Emerging Middle East & Africa ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Middle Eastern and African emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 7.94%, and the total return for the S&P Mid-East & Africa BMI Index (the “Index”) was 8.39% (Net). The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, transaction costs, cash drag, security misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

After a rough fourth quarter 2015 in which the Fund produced negative double-digit returns, the next three quarters all resulted in positive performance, with the first quarter 2016 being particularly strong, evidenced by double-digit positive returns. Following a tumultuous opening month of 2016, emerging market equities rebounded over the latter half of first quarter 2016 to finish the full quarter up strongly. Performance across riskier assets was positive as emerging market currencies collectively appreciated and commodity prices broadly recovered. While there was no shortage of events affecting emerging market equities through second quarter 2016, the most significant across both emerging and developed markets took place over the third week of June with the U.K. European Union referendum and the consequent decision for Britain to withdraw from the EU. With most major polls suggesting a too close to call outcome, and bookmakers favoring a slight tilt toward “remain” entering the vote, risk assets sharply sold off on Friday, June 24th. However, emerging market equities proved remarkably resilient amid the market stress, quickly rebounding following that Friday’s fall as investors focused on the likely implications of an easier monetary policy for an extended period. Second quarter 2016 was another strong one for the Fund, as it returned over 6% (as measured in USD), aided in part by strength across metals. Gold and silver were up 23.9% and 40.0%, respectively, through the first three quarters of 2016. During third quarter 2016, the strongest performing currency was the South African rand, which gained 6.5%.

On an individual security level, the top positive contributors to the Fund’s performance were Naspers Limited Class N, AngloGold Ashanti Limited, and Sibanye Gold Ltd. The top negative contributors to the Fund’s performance were Commercial International Bank (Egypt) SAE, Woolworths Holdings Limited, and MTN Group Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.49%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P MID-EAST & AFRICA BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P MID-EAST & AFRICA BMI INDEX*
ONE YEAR	7.94%	8.34%	8.39%	7.94%	8.34%	8.39%
THREE YEARS	–3.44%	–3.67%	–0.69%	–1.16%	–1.24%	–0.23%
FIVE YEARS	12.41%	14.89%	16.34%	2.37%	2.82%	3.07%
SINCE INCEPTION (1)	31.56%	30.92%	41.85%	2.92%	2.87%	3.74%

(1)	For the period March 20, 2007 to September 30, 2016.
*	The S&P Mid-East & Africa BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Middle Eastern and African markets. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NASPERS, LTD. CLASS N	STEINHOFF INTERNATIONAL HOLDINGS NV	SASOL, LTD.	MTN GROUP, LTD.	STANDARD BANK GROUP, LTD.
MARKET VALUE	$5,320,009	1,299,482	982,296	927,440	866,950
% OF NET ASSETS	17.7	4.3	3.3	3.1	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Media	17.7%
Banks	14.5
Diversified Financial Services	6.3
Metals & Mining	5.2
Wireless Telecommunication Services	5.0
Insurance	4.4
Household Durables	4.3
Food & Staples Retailing	4.2
Real Estate Management & Development	4.1
Oil, Gas & Consumable Fuels	3.9
Diversified Telecommunication Services	3.5
Real Estate Investment Trusts (REITs)	3.4
Food Products	2.9
Health Care Providers & Services	2.6
Industrial Conglomerates	2.3
Specialty Retail	2.1
Capital Markets	1.9
Pharmaceuticals	1.6
Paper & Forest Products	1.2
Multiline Retail	1.1
Hotels, Restaurants & Leisure	1.0
Transportation Infrastructure	0.8
Construction & Engineering	0.7
Chemicals	0.6

INDUSTRY	PERCENT OF NET ASSETS
Distributors	0.5%
Marine	0.5
Construction Materials	0.4
Multi-Utilities	0.4
Trading Companies & Distributors	0.4
Containers & Packaging	0.3
IT Services	0.3
Airlines	0.2
Beverages	0.2
Diversified Consumer Services	0.2
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	0.2
Tobacco	0.2
Biotechnology	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
Auto Components	0.0	**
Professional Services	0.0	**
Textiles, Apparel & Luxury Goods	0.0	**
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P WORLD ex-US ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-U.S.) equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 8.12%, and the total return for the S&P Developed Ex-U.S. BMI Index (the “Index”) was 8.51% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

The Fund had positive performance during the Reporting Period. Changes in monetary policy from various central banks, including further easing by the European Central Bank, a modest increase in the Federal Reserve rate, as well as a Chinese rate cut, helped the Fund finish in positive territory in the first quarter of the Reporting Period. Unfortunately, economic weakness in China, plunging oil prices and geo-political tensions weighed on performance during the next few months causing negative returns. The Fund was additionally affected by deflationary pressures in Europe and the U.S. and inflation in emerging markets during this same period. The surprise “Brexit” vote in the U.K. to leave the EU in June and resulting fall in the value of the British pound further prevented any material rebound through the second quarter of 2016. The Fund managed to rally in the fourth quarter of the Reporting Period primarily thanks to continued monetary policy easing, as the Bank of England announced a rate cut, Japan announced additional fiscal and monetary policies and the Federal Reserve decided to keep rates as is. Rebounding oil prices and strong earnings also helped in the quarter.

On an individual security level, the top positive contributors to the Fund’s performance were Samsung Electronics Co., Ltd. GDR RegS, Siemens AG, and adidas AG. The top negative contributors to the Fund’s performance were Barclays PLC, Novartis AG, and Valeant Pharmaceuticals International Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P WORLD ex-US ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-US BMI INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-US BMI INDEX*
ONE YEAR	8.12%	7.65%	8.51%	8.12%	7.65%	8.51%
THREE YEARS	2.67%	2.66%	3.28%	0.88%	0.88%	1.08%
FIVE YEARS	41.99%	44.04%	42.95%	7.26%	7.57%	7.40%
SINCE INCEPTION (1)	3.38%	3.49%	4.82%	0.35%	0.36%	0.50%

(1)	For the period April 20, 2007 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.

SPDR S&P WORLD ex-US ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P WORLD ex-US ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NESTLE SA	NOVARTIS AG	SAMSUNG ELECTRONICS CO., LTD. GDR	ROCHE HOLDING AG	TOYOTA MOTOR CORP.
MARKET VALUE	$9,191,528	7,890,621	7,336,265	6,624,392	6,134,135
% OF NET ASSETS	1.4	1.2	1.2	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	10.9%
Pharmaceuticals	7.0
Oil, Gas & Consumable Fuels	5.6
Insurance	5.4
Chemicals	3.5
Food Products	3.5
Metals & Mining	3.3
Automobiles	3.2
Beverages	2.5
Diversified Telecommunication Services	2.4
Machinery	2.4
Real Estate Management & Development	2.3
Hotels, Restaurants & Leisure	2.0
Media	2.0
Electric Utilities	1.9
Food & Staples Retailing	1.9
Technology Hardware, Storage & Peripherals	1.8
Industrial Conglomerates	1.7
Personal Products	1.7
Real Estate Investment Trusts (REITs)	1.7
Wireless Telecommunication Services	1.7
Capital Markets	1.6
Road & Rail	1.6
Auto Components	1.5
Textiles, Apparel & Luxury Goods	1.5
Tobacco	1.4
Electronic Equipment, Instruments & Components	1.3
Software	1.3
Trading Companies & Distributors	1.3
Construction & Engineering	1.2
Electrical Equipment	1.2
Health Care Equipment & Supplies	1.1
Household Durables	1.1
Multi-Utilities	1.1

INDUSTRY	PERCENT OF NET ASSETS
Commercial Services & Supplies	1.0%
Household Products	1.0
Semiconductors & Semiconductor Equipment	1.0
Diversified Financial Services	0.8
Gas Utilities	0.8
IT Services	0.8
Specialty Retail	0.8
Aerospace & Defense	0.7
Biotechnology	0.7
Building Products	0.7
Professional Services	0.7
Health Care Providers & Services	0.6
Construction Materials	0.5
Communications Equipment	0.4
Multiline Retail	0.4
Transportation Infrastructure	0.4
Air Freight & Logistics	0.3
Internet Software & Services	0.3
Paper & Forest Products	0.3
Airlines	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Marine	0.2
Water Utilities	0.2
Consumer Finance	0.1
Containers & Packaging	0.1
Energy Equipment & Services	0.1
Internet & Catalog Retail	0.1
Distributors	0.0	**
Diversified Consumer Services	0.0	**
Health Care Technology	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL SMALL CAP ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-U.S.) small cap equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 16.18%, and the total return for the S&P Developed Ex-U.S. under USD2 Billion Index (the “Index”) was 15.10% (Net). The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The gained 5.08% in the last quarter of 2015, rebounding from a sharp sell-off in the previous quarter on global fears emanating from emerging markets led by China. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. On October 22nd, European Central Bank (ECB) President Draghi gave strong indications the ECB would be prepared to introduce additional stimulus measures before the end of 2015, citing the negative effect weak emerging markets growth will have on meeting ECB inflation targets. This was followed a day later by an interest rate cut by the Peoples Bank of China and further policy measures to combat weak investment growth and low inflation.

The Index returned a modest 1.25% in the first quarter of 2016 despite an aggressive sell-off during the first two weeks of the calendar year on a mosaic of uncertainties persisting from 2015 stemming from conflicting messages from China’s policy makers and fears of deflation due to a rapid sell-off in oil prices. If there is a story to be told as to what was the catalyst that caused risk assets to rally beginning on February 12th, there are few as compelling as the reversal in oil prices. All in, the broader Bloomberg Commodity Index was up 3.8% for the first quarter after being down more than 5.8% on February 11th.

The Index gained 4.16% in April to start the second quarter of 2016, largely due to the continuation of the stock market rally from the rebound in oil prices that started on February 12th. After showing signs of pause in late April, the commodity led global reflation rally in growth assets retreated during the early part of May and the Index finished down 0.98% for the month. The last month of the second quarter ended up 2.21% for the Index when markets paused somewhat in June ahead of the British referendum on continuing EU membership, and subsequently fell sharply once a British exit vote, known as “Brexit,” was confirmed. Despite the negative returns in the final two months, the Index was able to add 0.86% for the quarter.

The Index gained 5.84% in July and helped deliver the best quarter in the fiscal year as the Index closed the quarter with a gain of 7.27% Equity markets entered the third quarter riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future.

On an individual security level, the top positive contributors to the Fund’s performance were Ubisoft Entertainment SA, SCREEN Holdings Co., Ltd, and Yamana Gold Inc. The top negative contributors to the Fund’s performance were Miyazaki Bank Ltd., MITIE Group PLC, and Astaldi S.p.A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL SMALL CAP ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. UNDER USD2 BILLION INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. UNDER USD2 BILLION INDEX*
ONE YEAR	16.18%	16.88%	15.10%	16.18%	16.88%	15.10%
THREE YEARS	13.62%	14.49%	13.22%	4.35%	4.61%	4.22%
FIVE YEARS	53.81%	58.73%	52.06%	8.99%	9.68%	8.74%
SINCE INCEPTION (1)	21.95%	22.52%	14.90%	2.12%	2.17%	1.48%

(1)	For the period April 20, 2007 to September 30, 2016.
*	The S&P Developed Ex-U.S. Under USD2 Billion Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U.S. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.

SPDR S&P INTERNATIONAL SMALL CAP ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL SMALL CAP ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	SHOCHIKU CO., LTD.	NIKKON HOLDINGS CO., LTD.	WIHLBORGS FASTIGHETER AB	INDUS HOLDING AG	NOF CORP.
MARKET VALUE	$2,951,634	2,678,506	2,444,048	2,331,082	2,289,160
% OF NET ASSETS	0.4	0.4	0.3	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	6.0%
Banks	5.3
Metals & Mining	4.9
Machinery	4.2
Real Estate Management & Development	4.2
Chemicals	3.9
Construction & Engineering	3.9
Food Products	3.7
Hotels, Restaurants & Leisure	3.4
Electronic Equipment, Instruments & Components	3.3
Specialty Retail	3.1
Capital Markets	2.7
Media	2.7
Commercial Services & Supplies	2.6
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	2.2
Software	2.2
Trading Companies & Distributors	2.1
Biotechnology	2.0
Auto Components	1.8
Building Products	1.7
Food & Staples Retailing	1.7
Household Durables	1.7
Health Care Providers & Services	1.5
Electrical Equipment	1.4
Insurance	1.4
Textiles, Apparel & Luxury Goods	1.4
Energy Equipment & Services	1.2
IT Services	1.2
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	1.2
Internet Software & Services	1.1
Health Care Equipment & Supplies	1.0
Professional Services	1.0
Communications Equipment	0.9
Industrial Conglomerates	0.8

INDUSTRY	PERCENT OF NET ASSETS
Beverages	0.7%
Diversified Consumer Services	0.7
Aerospace & Defense	0.6
Air Freight & Logistics	0.6
Airlines	0.6
Internet & Catalog Retail	0.6
Construction Materials	0.5
Containers & Packaging	0.5
Independent Power Producers & Energy Traders	0.5
Marine	0.5
Paper & Forest Products	0.5
Personal Products	0.5
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.4
Electric Utilities	0.4
Multiline Retail	0.4
Consumer Finance	0.3
Distributors	0.3
Leisure Equipment & Products	0.3
Life Sciences Tools & Services	0.3
Technology Hardware, Storage & Peripherals	0.3
Thrifts & Mortgage Finance	0.3
	0.2
Health Care Technology	0.2
Household Products	0.2
Multi-Utilities	0.2
Transportation Infrastructure	0.2
Wireless Telecommunication Services	0.2
Gas Utilities	0.1
Automobiles	0.0	**
Tobacco	0.0	**
Water Utilities	0.0	**
Short-Term Investments	11.4
Liabilities in Excess of Other Assets	(10.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 8.93%, and the total return for the Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM (the “Index”) was 9.42% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, cash drag, and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Global real estate securities overcame unique regional events and general global uncertainty to produce strong positive returns over the Reporting Period. The Index outpaced the MSCI World ACWI ex-U.S. Index in both the second and third fiscal quarters leading to a modest advantage overall versus the broader market’s impressive positive return for the period. All four quarters yielded a positive result for the Index, which was able to overcome the uncertainty from June’s surprising “Brexit” vote in the U.K., as well as the Federal Reserve’s inaction on a rate hike decision. Historically low treasury yields led investors to the income-producing real estate sector. Australia led the way with a gain of over 32% for the Reporting Period sparked by strong earnings reports across the board, steady demand in both the Office and Residential spaces, and positive currency returns versus the U.S. dollar.

On an individual security level, the top positive contributors to the Fund’s performance were Scentre Group, Link Real Estate Investment Trust, and Brookfield Asset Management Inc. Class A. The top negative contributors to the Fund’s performance were Land Securities Group PLC, British Land Company PLC, and Mitsui Fudosan Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL EX-U.S. SELECT REAL ESTATE SECURITIES INDEX*	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL EX-U.S. SELECT REAL ESTATE SECURITIES INDEX*
ONE YEAR	8.93%	8.81%	9.42%	8.93%	8.81%	9.42%
THREE YEARS	9.82%	9.62%	10.87%	3.17%	3.11%	3.50%
FIVE YEARS	56.91%	60.38%	60.52%	9.43%	9.91%	9.92%
SINCE INCEPTION (1)	7.64%	7.86%	11.75%	0.75%	0.78%	1.14%

(1)	For the period December 15, 2006 to September 30, 2016.
*	The Dow Jones Global ex-U.S. Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	UNIBAIL-RODAMCO SE	MITSUI FUDOSAN CO., LTD.	SCENTRE GROUP REIT	LINK REIT	WESTFIELD CORP.
MARKET VALUE	$305,866,910	238,803,160	218,654,624	188,333,117	162,517,802
% OF NET ASSETS	6.8	5.3	4.8	4.2	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	73.7%
Real Estate Management & Development	26.1
Diversified Financial Services	0.0 **
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 13.85%, and the total return for the S&P Global Infrastructure Index (the “Index”) was 13.59% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, cash drag, small security misweights, securities lending, compounding and dividend tax differences contributed to the difference between the Fund’s performance and that of the Index.

Historically, the return performance of an infrastructure index tends to track the broader economic environment. The Reporting Period provided no evidence to the contrary as the Index posted very similar gains to the broader global economic indices. All three sectors within the Index (Energy, Industrials and Utilities) posted a positive contribution during the Reporting Period.

The Reporting Period was very volatile for the Energy sector, yet it was still able to post the largest gain out of the three sectors. The period began on a sour note with an equity sell-off in the last quarter of 2015. The first months of 2016 produced additional difficulties for equity markets with the Federal Reserve’s December increase in rates, mounting concern about global growth prospects, and China’s miss in its manufacturing purchasing manager’s index (PMI), all resulting in markets selling off significantly. The Energy sector was able to rebound fairly early and recover all of its losses by the second quarter of the Reporting Period.

Industrials rode strong performance during the Reporting Period despite slowed demand and competitive pressures within the airline and railroad industries. Better than expected manufacturing in China and Europe construction spending coupled with increased vehicle sales data in the U.S. helped to buffer the sector within the final quarter of 2015.

Utilities experienced similar volatility to Energy on a month to month basis, and also posted a positive gain within the Reporting Period. The dividend yield for utilities has been an attractive trait as interest rates have continued to stay low. The Federal Reserve has largely stayed away from rate increases in an environment of low global interest rates.

On an individual security level, the top positive contributors to the Fund’s performance were Transurban Group Ltd., TransCanada Corporation, and Spectra Energy Corp. The top negative contributors to the Fund’s performance were Williams Companies, Inc., Kinder Morgan Inc. Class P, and Groupe Eurotunnel SE.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL INFRASTRUCTURE INDEX*	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL INFRASTRUCTURE INDEX*
ONE YEAR	13.85%	14.76%	13.59%	13.85%	14.76%	13.59%
THREE YEARS (1)	20.43%	21.31%	19.58%	6.39%	6.65%	6.14%
FIVE YEARS (1)	45.93%	47.66%	52.80%	7.85%	8.11%	8.85%
SINCE INCEPTION (1) (2)	32.01%	32.66%	37.72%	2.91%	2.96%	3.36%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	For the period January 25, 2007 to September 30, 2016.
*	The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from January 25, 2007 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2016.

SPDR S&P GLOBAL INFRASTRUCTURE ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TRANSURBAN GROUP STAPLED SECURITY	ATLANTIA SPA	AENA SA	KINDER MORGAN, INC.	ENBRIDGE, INC.
MARKET VALUE	$4,523,874	3,576,089	3,248,422	3,129,396	2,886,970
% OF NET ASSETS	5.3	4.2	3.8	3.6	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Transportation Infrastructure	40.4%
Electric Utilities	25.0
Oil, Gas & Consumable Fuels	20.2
Multi-Utilities	13.2
Water Utilities	0.6
Gas Utilities	0.2
Independent Power Producers & Energy Traders	0.2
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly traded companies in natural resources and/or commodities businesses. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 23.87%, and the total return for the S&P Global Natural Resources Index (the “Index”) was 23.89% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cumulative security misweights and Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

The Fund had positive performance every quarter during the Reporting Period. The first quarter of the Reporting Period was the weakest of the four quarters as geopolitical threats and plunging oil prices weighed on performance despite ongoing easy monetary policy. The second quarter’s positive performance was driven by central bankers around the world stepping in to support the global economy, the Bank of Japan unexpectedly adopting a negative interest rate policy, strong macro data and recovering oil prices, despite negative factors like geo-political issues (the terrorist attacks in Brussels, Turkey, Indonesia and Pakistan and North Korea’s claimed successful hydrogen bomb test) and economic weakness in China. The third quarter of the Reporting Period also had positive performance on the back of recovering oil and other commodity prices and dovish monetary policy. The year-long rally in gold prices, stabilizing prices in other commodities like iron ore and copper, cleaning up balance sheets, maintaining expense discipline, a strong earnings season and more fiscal stimulus helped drive the positive performance in the last quarter of the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Glencore plc, Barrick Gold Corporation, and Syngenta AG. The top negative contributors to the Fund’s performance were CF Industries Holdings, Inc., K+S AG, and Potash Corporation of Saskatchewan Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL NATURAL RESOURCES INDEX*	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL NATURAL RESOURCES INDEX*
ONE YEAR	23.87%	24.16%	23.89%	23.87%	24.16%	23.89%
THREE YEARS	–12.45%	–12.18%	–12.64%	–4.34%	–4.24%	–4.40%
FIVE YEARS	–3.08%	–2.06%	–3.03%	–0.62%	–0.42%	–0.61%
SINCE INCEPTION (1)	–10.03%	–9.85%	–9.91%	–1.73%	–1.70%	–1.71%

(1)	For the period September 13, 2010 to September 30, 2016.
*	The S&P Global Natural Resources Index is comprised of 90 of the largest U.S. and foreign publicly traded companies, based on market capitalization, in natural resources and commodities businesses (as defined below) that meet certain investability requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources-Agriculture Index, the S&P Global Natural Resources-Energy Index and the S&P Global Natural Resources-Metals and Mining Index. The maximum weight of each sub-index is capped at one-third of the total weight of the Index.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P GLOBAL NATURAL RESOURCES ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	SYNGENTA AG	EXXON MOBIL CORP.	BHP BILLITON, LTD.	TOTAL SA	BP PLC
MARKET VALUE	$36,038,194	34,325,304	33,706,719	27,419,471	24,840,193
% OF NET ASSETS	5.0	4.7	4.7	3.8	3.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Metals & Mining	33.2%
Oil, Gas & Consumable Fuels	31.3
Chemicals	15.5
Containers & Packaging	6.8
Paper & Forest Products	4.6
Food Products	4.2
Energy Equipment & Services	1.9
Real Estate Investment Trusts (REITs)	1.9
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P North American Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded North American companies in natural resources and/or commodities businesses. In seeking this objective, the Fund uses a sampling strategy.

For the period beginning December 15, 2015 (inception) through September 30, 2016 (the “Reporting Period”), the total return for the Fund was 37.21%, and the total return for the S&P BMI North American Natural Resources Index (the “Index”) was 37.31% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, a slight cash drag, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund enjoyed a particularly strong Reporting Period due to the increased strength of the commodities complex. With most commodity sectors up during the first three quarters of 2016, the companies supporting these sectors also benefited. As interest rates largely remained unchanged during the first three quarters of 2016, economic growth continued to remain sluggish, and geopolitical concerns increased. The price of gold rose nearly 25% during the first three quarters of 2016 which helped the gold mining companies in the Fund. Energy prices also largely increased during the first three quarters of 2016, and oil and gas companies have benefited from the improved prices, as well as from recent years’ cost-cutting initiatives.

On an individual security level, the top positive contributors to the Fund’s performance were Barrick Gold Corporation, Newmont Mining Corporation, and Chevron Corporation. The top negative contributors to the Fund’s performance were Potash Corporation of Saskatchewan Inc., ConocoPhillips, and CF Industries Holdings, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF —

PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/15, 12/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P North American Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.35%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P BMI NORTH AMERICAN NATURAL RESOURCES INDEX*	NET ASSET VALUE	MARKET VALUE	S&P BMI NORTH AMERICAN NATURAL RESOURCES INDEX
SINCE INCEPTION (1)	37.21%	37.38%	37.31%	N/A	N/A	N/A

(1)	For the period December 15, 2015 to September 30, 2016.
*	The S&P BMI North American Natural Resources Index is comprised of publicly traded large- and mid-capitalization U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the sub-industries of one of three natural resources categories: energy, materials or agriculture.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF —

PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	MONSANTO CO.	NEWMONT MINING CORP.	BARRICK GOLD CORP.
MARKET VALUE	$84,382,042	78,281,775	58,150,574	39,882,611	39,407,642
% OF NET ASSETS	10.2	9.4	7.0	4.8	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	46.5%
Metals & Mining	33.2
Chemicals	14.4
Food Products	5.2
Paper & Forest Products	0.3
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI ex-US ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon broad based world (ex-U.S.) equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 9.66%, and the total return for the MSCI ACWI ex USA Index (the “Index”) was 9.26% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, cash drag, lending, compounding and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

Changes in monetary policy from various central banks, including further easing by the European Central Bank, a modest increase in the Federal Reserve rate and a Chinese rate cut, helped the Fund finish in positive territory in the first quarter of the Reporting Period. Unfortunately economic weakness in China, plunging oil prices and geo-political tensions weighed on performance during the next few months causing negative returns. The Fund was additionally affected by deflationary pressures in Europe and the U.S. and inflation in emerging markets during this same period. The surprise “Brexit” vote in the U.K. to leave the EU in June and resulting fall in the value of the British pound further presented any material rebound through the second quarter of 2016. The Fund managed to rally in the fourth quarter of the Reporting Period primarily thanks to continued monetary policy easing, as the Bank of England announced a rate cut, Japan announced additional fiscal and monetary policies and the Federal Reserve decided to keep rates as is. Rebounding oil prices and strong earnings also helped in the quarter.

On an individual security level, the top positive contributors to the Fund’s performance were Tencent Holdings Ltd., Samsung Electronics Co., Ltd., and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance were Novartis AG, Barclays PLC and Valeant Pharmaceuticals International Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI ex-US ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.34% (0.30% after fee waiver). Fund returns at Net Asset Value shown in the table below for One Year and Three Years reflect the impact of an expense limitation agreement. Had the adviser not waived fees and reimbursed certain expenses, returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI ACWI EX USA INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI ACWI EX USA INDEX*
ONE YEAR	9.66%	9.77%	9.26%	9.66%	9.77%	9.26%
THREE YEARS	2.22%	2.70%	0.54%	0.73%	0.89%	0.18%
FIVE YEARS	35.37%	38.71%	34.07%	6.24%	6.76%	6.04%
SINCE INCEPTION (1)	16.81%	17.29%	14.54%	1.61%	1.65%	1.41%

(1)	For the period January 10, 2007 to September 30, 2016.
*	The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.

SPDR MSCI ACWI ex-US ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI ACWI ex-US ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	TENCENT HOLDINGS, LTD.	TOYOTA MOTOR CORP.
MARKET VALUE	$12,118,100	9,132,535	8,407,653	7,552,266	7,481,626
% OF NET ASSETS	1.4	1.1	1.0	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	13.2%
Pharmaceuticals	6.9
Oil, Gas & Consumable Fuels	6.4
Insurance	4.8
Automobiles	3.2
Chemicals	3.2
Metals & Mining	2.9
Wireless Telecommunication Services	2.7
Beverages	2.6
Diversified Telecommunication Services	2.6
Food Products	2.6
Food & Staples Retailing	2.3
Media	2.3
Internet Software & Services	2.2
Semiconductors & Semiconductor Equipment	1.9
Real Estate Management & Development	1.8
Personal Products	1.7
Tobacco	1.7
Electric Utilities	1.6
Industrial Conglomerates	1.6
Machinery	1.6
Road & Rail	1.5
Capital Markets	1.4
Electronic Equipment, Instruments & Components	1.4
Textiles, Apparel & Luxury Goods	1.4
Diversified Financial Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Electrical Equipment	1.2
Software	1.2
Construction & Engineering	1.1
Hotels, Restaurants & Leisure	1.1
Real Estate Investment Trusts (REITs)	1.1
Multi-Utilities	1.0

INDUSTRY	PERCENT OF NET ASSETS
Trading Companies & Distributors	1.0%
Auto Components	0.9
Building Products	0.9
Construction Materials	0.9
Household Durables	0.9
Household Products	0.9
Health Care Equipment & Supplies	0.8
Aerospace & Defense	0.7
Health Care Providers & Services	0.7
IT Services	0.7
Specialty Retail	0.7
Gas Utilities	0.6
Transportation Infrastructure	0.6
Multiline Retail	0.5
Biotechnology	0.4
Commercial Services & Supplies	0.4
Communications Equipment	0.3
Professional Services	0.3
Water Utilities	0.3
Air Freight & Logistics	0.2
Consumer Finance	0.2
Independent Power Producers & Energy Traders	0.2
Internet & Catalog Retail	0.2
Marine	0.2
Paper & Forest Products	0.2
Thrifts & Mortgage Finance	0.2
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Airlines	0.0 **
Distributors	0.0 **
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI IMI ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI ACWI IMI ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in developed and emerging markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 13.20%, and the total return for the MSCI ACWI IMI Index (the “Index”) was 12.25% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Dividend tax withholding differences, Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

After an aggressive sell-off in global equity markets ushered in the early weeks of 2016 on global growth concerns and a further short lived episode of volatility around “Brexit” in June, global equity markets recovered admirably and entered the final quarter of the year with mid-single digit percentage gains for most broad global benchmarks. As of September 30th, the MSCI All Country World Index had advanced 7.1% year to date, with a 6.1% advance among developed markets and a 16.4% advance for emerging markets. For each of these indices, the majority of the positive performance for the first three quarters of 2016 was attributable to a strong third quarter, with a majority of that third quarter performance attributable to a strong post “Brexit” relief rally in July.

The stronger performance of emerging markets in the first three quarters of 2016 comes after three straight years of declines, including a near 15% loss in 2015. Attribution for the healthy rebound in emerging markets during the first three quarters of the year is as always a collection of country and regional narratives, though the space as a whole has broadly benefitted by a rebound in natural resource prices and a ratcheting down of expectations for the pace of Federal Reserve tightening that could adversely impact global liquidity conditions. Among those countries faring best in the space, Brazil, as represented by the MSCI Brazil Index, was up 63% calendar year to date at the end of the third quarter, with a significant portion of that gain attributable to appreciation in the Brazilian currency. Emerging markets, as represented by the MSCI Emerging Markets Index, bested developed markets, as represented by the MSCI World Index, in the third quarter as well with a gain of 9.1% for the MSCI Emerging Markets Index against a 5.0% gain for the MSCI World Index of developed economies. Among the major developed regional indices, U.S. investors fared well by investing in companies comprising the MSCI Pacific Index that returned 8.6% on the quarter, aided by further gains in the Japanese yen, while the MSCI Europe Index returned 5.5%. These outcomes compared with a return of just 3.8% for the S&P 500 Index.

On a country level, the United States and China were the top two contributors to the Fund’s performance. Canada and United Kingdom were the weakest contributors during the Reporting Period. Industrials and Information Technology were the best performing sectors, while Utilities and Materials were the worst performing sectors.

On an individual security level, the top positive contributors to the Fund’s performance were Amazon.com, Inc., Microsoft Corporation, and Baozun Inc. Sponsored ADR Class A. The top negative contributors to the Fund’s performance were Capita plc, Whitbread PLC, and Valeant Pharmaceuticals International Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI IMI ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.25%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI ACWI IMI INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI ACWI IMI INDEX*
ONE YEAR	13.20%	11.38%	12.25%	13.20%	11.38%	12.25%
THREE YEARS	19.43%	21.33%	16.55%	6.10%	6.66%	5.24%
SINCE INCEPTION (1)	44.11%	45.15%	40.62%	8.28%	8.45%	7.71%

(1)	For the period February 27, 2012 to September 30, 2016.
*	The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.

SPDR MSCI ACWI IMI ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI ACWI IMI ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	AMAZON.COM, INC.	EXXON MOBIL CORP.	GENERAL ELECTRIC CO.
MARKET VALUE	$820,178	655,373	559,323	483,357	427,032
% OF NET ASSETS	1.3	1.0	0.9	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	7.4%
Oil, Gas & Consumable Fuels	6.0
Pharmaceuticals	5.4
Insurance	4.4
Media	3.1
Software	3.1
Internet Software & Services	3.0
Semiconductors & Semiconductor Equipment	2.9
Real Estate Investment Trusts (REITs)	2.7
Chemicals	2.6
Food Products	2.6
Diversified Telecommunication Services	2.5
Industrial Conglomerates	2.4
Technology Hardware, Storage & Peripherals	2.4
IT Services	2.3
Capital Markets	2.1
Biotechnology	2.0
Food & Staples Retailing	2.0
Health Care Equipment & Supplies	2.0
Specialty Retail	2.0
Aerospace & Defense	1.9
Machinery	1.9
Electric Utilities	1.7
Hotels, Restaurants & Leisure	1.7
Automobiles	1.6
Beverages	1.5
Health Care Providers & Services	1.5
Metals & Mining	1.5
Road & Rail	1.4
Electronic Equipment, Instruments & Components	1.3
Household Products	1.3
Wireless Telecommunication Services	1.3
Tobacco	1.2
Real Estate Management & Development	1.1

INDUSTRY	PERCENT OF NET ASSETS
Internet & Catalog Retail	1.0%
Multiline Retail	1.0
Textiles, Apparel & Luxury Goods	1.0
Energy Equipment & Services	0.9
Communications Equipment	0.8
Diversified Financial Services	0.8
Electrical Equipment	0.8
Air Freight & Logistics	0.7
Auto Components	0.7
Construction & Engineering	0.7
Consumer Finance	0.7
Commercial Services & Supplies	0.6
Life Sciences Tools & Services	0.6
Personal Products	0.6
Trading Companies & Distributors	0.6
Leisure Equipment & Products	0.5
Building Products	0.4
Professional Services	0.4
Construction Materials	0.3
Marine	0.3
Multi-Utilities	0.3
Thrifts & Mortgage Finance	0.3
Containers & Packaging	0.2
Gas Utilities	0.2
Health Care Technology	0.2
Household Durables	0.2
Transportation Infrastructure	0.2
Water Utilities	0.2
Airlines	0.1
Paper & Forest Products	0.1
Independent Power Producers & Energy Traders	0.0 **
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI ACWI LOW CARBON TARGET ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in developed and emerging markets while seeking to minimize carbon exposure. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 12.22%, and the total return for the MSCI ACWI Low Carbon Target Index (the “Index”), was 11.86% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash and dividend receivables drag, fees and compounding contributed to the difference between the Fund’s performance and that of the Index.

Global equity markets found their footing in the fourth quarter of 2015 as the shift in market sentiment was aided by new policy commitments from global central banks. Central banks agreed to provide additional stimulus to combat the effects of a slowing global economy. Providing foundation for the improvement in sentiment during the second quarter of 2016 were sharp gains in the beaten down energy sector and a better tone to global manufacturing data. A majority of the positive performance for the Reporting Period was attributable to a strong third quarter in 2016 after global markets witnessed a strong post “Brexit” relief rally in July and better than anticipated corporate earnings. Emerging markets also recovered admirably benefitting from an increase in energy prices, as well as a rebound in other natural resource prices. Emerging market currencies also appreciated against the U.S. dollar as the Federal Reserve did not increase U.S. interest rates.

On an individual security level, the top positive contributors to the Fund’s performance were Amazon.com, Inc., Microsoft Corporation, and Facebook, Inc. Class A. The top negative contributors to the Fund’s performance were Wells Fargo & Company, Barclays PLC, and Valeant Pharmaceuticals International Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI ACWI LOW CARBON TARGET ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Low Carbon Target ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30% (0.20% after fee waiver). Fund returns at Net Asset Value shown in the table below for One Year and Since Inception reflect the impact of an expense limitation agreement. Had the adviser not waived fees and reimbursed certain expenses, returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI ACWI LOW CARBON TARGET INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI ACWI LOW CARBON TARGET INDEX*
ONE YEAR	12.22%	12.23%	11.86%	12.22%	12.23%	11.86%
SINCE INCEPTION (1)	2.96%	3.39%	2.40%	1.59%	1.82%	1.29%

(1)	For the period November 25, 2014 to September 30, 2016.
*	The MSCI ACWI Low Carbon Target Index is designed to address two dimensions of carbon exposure - carbon emissions and fossil fuel reserves. By overweighting companies with low carbon emissions relative to sales and per dollar of market capitalization, the Index aims to reflect a lower carbon exposure than that of the broad market. The Index is designed to achieve a target level of tracking relative to a broad market index (such as the Parent Index) while minimizing the carbon exposure. The Index is a subset of the MSCI ACWI Index (the Parent Index), which measures the combined equity market performance of developed and emerging market countries.

SPDR MSCI ACWI LOW CARBON TARGET ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI ACWI LOW CARBON TARGET ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	JOHNSON & JOHNSON	AMAZON.COM, INC.	FACEBOOK, INC. CLASS A
MARKET VALUE	$1,647,025	1,122,912	862,349	859,917	764,489
% OF NET ASSETS	1.7	1.2	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	9.2%
Pharmaceuticals	6.3
Oil, Gas & Consumable Fuels	5.1
Insurance	4.4
Internet Software & Services	3.3
Software	2.9
Technology Hardware, Storage & Peripherals	2.9
Chemicals	2.8
Beverages	2.7
Diversified Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	2.6
Industrial Conglomerates	2.5
Media	2.5
Real Estate Investment Trusts (REITs)	2.5
IT Services	2.3
Machinery	2.2
Capital Markets	2.1
Aerospace & Defense	1.9
Food & Staples Retailing	1.9
Food Products	1.9
Health Care Equipment & Supplies	1.9
Automobiles	1.8
Biotechnology	1.8
Tobacco	1.8
Specialty Retail	1.6
Health Care Providers & Services	1.4
Internet & Catalog Retail	1.4
Metals & Mining	1.4
Household Products	1.3
Wireless Telecommunication Services	1.3
Diversified Financial Services	1.1
Electrical Equipment	1.1
Energy Equipment & Services	1.1
Gas Utilities	1.1

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Management & Development	1.1%
Road & Rail	1.1
Hotels, Restaurants & Leisure	0.9
Personal Products	0.9
Electric Utilities	0.8
Textiles, Apparel & Luxury Goods	0.8
Trading Companies & Distributors	0.8
Water Utilities	0.8
Communications Equipment	0.7
Auto Components	0.6
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.5
Consumer Finance	0.5
Household Durables	0.5
Independent Power Producers & Energy Traders	0.5
Multi-Utilities	0.5
Professional Services	0.5
Transportation Infrastructure	0.5
Life Sciences Tools & Services	0.4
Building Products	0.3
Containers & Packaging	0.3
Multiline Retail	0.3
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.0	**
Diversified Consumer Services	0.0	**
Leisure Equipment & Products	0.0	**
Marine	0.0	**
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI EAFE StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the European, Australasian, and Far Eastern developed equity markets. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 8.21%, and the total return for the MSCI EAFE Factor Mix A-Series Index (the “Index”) was 8.03% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cumulative security misweights and Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

The Fund had positive performance during the Reporting Period. Easy monetary policy from various central banks (a gradual pace for any Federal Reserve rate hikes, further easing by the ECB and a Chinese rate cut) and better than expected earnings helped the Fund achieve positive performance in the first quarter of the Reporting Period. The middle of the Reporting Period was slightly negative as economic weakness in China, plunging oil prices and geo-political tensions weighed on performance. Fund performance was also adversely affected by deflationary pressures in Europe and the U.S. and inflation in emerging markets. The surprise “Brexit” vote in the U.K. to leave the EU and resulting fall in the value of the British pound also affected performance. Fund performance rallied in the fourth quarter of the Reporting Period primarily on, again, continued easy monetary policy as there was no U.S. rate hike, Japan announced additional fiscal and monetary stimulus and the Bank of England cut rates. Rebounding oil prices and strong earnings also helped in the quarter.

On an individual security level, the top positive contributors to the Fund’s performance were British American Tobacco p.l.c., SAP SE, and Nestle S.A. The top negative contributors to the Fund’s performance were Next plc, Novartis AG, and Novo Nordisk A/S Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EAFE StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI EAFE FACTOR MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI EAFE FACTOR MIX A-SERIES INDEX*
ONE YEAR	8.21%	7.76%	8.03%	8.21%	7.76%	8.03%
SINCE INCEPTION (1)	–2.16%	–2.16%	–1.87%	–0.93%	–0.94%	–0.81%

(1)	For the period June 4, 2014 to September 30, 2016.
*	The MSCI EAFE (Europe, Australasia, Far East) Factor Mix A-Series Index captures large- and mid-cap representation across 22 developed market Europe, Australasia, and Far East countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EAFE Value Weighted Index, the MSCI EAFE Minimum Volatility Index, and the MSCI EAFE Quality Index (each, a “Component Index”).

SPDR MSCI EAFE STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NESTLE SA	ROCHE HOLDING AG	BRITISH AMERICAN TOBACCO PLC	ASTRAZENECA PLC	NOVO NORDISK A/S CLASS B
MARKET VALUE	$216,210	172,782	116,234	102,898	101,457
% OF NET ASSETS	2.6	2.1	1.4	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	10.2%
Banks	9.0
Food Products	4.5
Insurance	4.2
Diversified Telecommunication Services	4.0
Personal Products	3.1
Chemicals	3.0
Automobiles	2.9
Beverages	2.8
Oil, Gas & Consumable Fuels	2.8
Food & Staples Retailing	2.6
Media	2.5
Real Estate Investment Trusts (REITs)	2.5
Tobacco	2.5
Electric Utilities	2.4
Machinery	2.1
Hotels, Restaurants & Leisure	1.9
Metals & Mining	1.8
Health Care Equipment & Supplies	1.7
Household Products	1.7
Specialty Retail	1.7
Wireless Telecommunication Services	1.7
Textiles, Apparel & Luxury Goods	1.6
Road & Rail	1.5
Trading Companies & Distributors	1.5
Health Care Providers & Services	1.4
Multi-Utilities	1.4
Auto Components	1.3
Software	1.3
Capital Markets	1.2
Professional Services	1.2
Aerospace & Defense	1.1
Diversified Financial Services	1.1
Airlines	0.9
Real Estate Management & Development	0.9

INDUSTRY	PERCENT OF NET ASSETS
Air Freight & Logistics	0.8%
Biotechnology	0.8
Industrial Conglomerates	0.8
Commercial Services & Supplies	0.7
Electrical Equipment	0.7
Household Durables	0.7
IT Services	0.7
Marine	0.7
Semiconductors & Semiconductor Equipment	0.6
Technology Hardware, Storage & Peripherals	0.6
Building Products	0.5
Electronic Equipment, Instruments & Components	0.5
Gas Utilities	0.5
Multiline Retail	0.4
Transportation Infrastructure	0.4
Construction & Engineering	0.3
Construction Materials	0.3
Internet Software & Services	0.3
Leisure Equipment & Products	0.3
Paper & Forest Products	0.2
Communications Equipment	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Independent Power Producers & Energy Traders	0.0	**
Water Utilities	0.0	**
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI Emerging Markets StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging equity markets of the world. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 15.00%, and the total return for the MSCI Emerging Markets Factor Mix A-Series Index (the “Index”) was 15.51% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash drag, security misweights and compounding contributed to the difference between the Fund’s performance and that of the Index.

Emerging markets had a muted performance through the fourth quarter of 2015 as global central banks provided additional stimulus to combat the effects of a slowing global economy. A relief rally in growth assets that began in the middle part of February 2016 continued for the better part of March as there were sharp gains in the beaten down Energy sector and a better tone to global manufacturing data. The markets had a healthy rebound as central banks around the world stepped in to support the economy and the People’s Bank of China reset the yuan reference rate and lowered reserve requirement ratios. Despite of the short lived episode of volatility in June concerning “Brexit,” emerging markets recovered admirably benefitting from an increase in energy prices, as well as a rebound in other natural resource prices. The emerging market currencies also appreciated against the dollar as the Federal Reserve did not increase U.S. interest rates. While the unrest and geo-political risks in Turkey added some pressure to the fragile markets, emerging markets managed to demonstrate an air of complacency through the last quarter of the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Taiwan Semiconductor Manufacturing Co., Ltd., Tencent Holdings Ltd., and Samsung Electronics Co., Ltd. The top negative contributors to the Fund’s performance were Baidu, Inc. Sponsored ADR Class A, Infosys Limited, and MTN Group Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Emerging Markets StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI EMERGING MARKETS FACTOR MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI EMERGING MARKETS FACTOR MIX A-SERIES INDEX*
ONE YEAR	15.00%	15.39%	15.51%	15.00%	15.39%	15.51%
SINCE INCEPTION (1)	–6.63%	–5.58%	–4.57%	–2.91%	–2.44%	–1.99%

(1)	For the period June 4, 2014 to September 30, 2016.
*	The MSCI Emerging Markets Factor Mix A-Series Index captures large- and mid-cap representation across 21 emerging markets countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EM Value Weighted Index, the MSCI EM Minimum Volatility Index, and the MSCI EM Quality Index (each, a “Component Index”).

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	TENCENT HOLDINGS, LTD.	CHINA MOBILE, LTD.	ALIBABA GROUP HOLDING, LTD. ADR	HON HAI PRECISION INDUSTRY CO., LTD.
MARKET VALUE	$3,624,295	3,175,440	3,006,910	2,793,914	2,102,339
% OF NET ASSETS	3.1	2.7	2.6	2.4	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	17.9%
Internet Software & Services	8.6
Oil, Gas & Consumable Fuels	6.2
Wireless Telecommunication Services	6.1
Technology Hardware, Storage & Peripherals	4.5
Semiconductors & Semiconductor Equipment	4.3
Electronic Equipment, Instruments & Components	4.0
IT Services	3.6
Food & Staples Retailing	3.4
Insurance	3.2
Diversified Telecommunication Services	2.7
Food Products	2.4
Pharmaceuticals	2.4
Automobiles	1.9
Beverages	1.8
Tobacco	1.6
Personal Products	1.5
Transportation Infrastructure	1.5
Textiles, Apparel & Luxury Goods	1.3
Health Care Providers & Services	1.2
Chemicals	1.1
Household Products	1.1
Independent Power Producers & Energy Traders	1.1
Industrial Conglomerates	1.1
Metals & Mining	1.1
Multiline Retail	1.1
Auto Components	1.0
Diversified Financial Services	0.9
Construction Materials	0.8
Electric Utilities	0.8
Water Utilities	0.8
Hotels, Restaurants & Leisure	0.7

INDUSTRY	PERCENT OF NET ASSETS
Household Durables	0.7%
Real Estate Management & Development	0.7
Gas Utilities	0.6
Construction & Engineering	0.5
Media	0.5
Capital Markets	0.4
Commercial Services & Supplies	0.4
Diversified Consumer Services	0.4
Road & Rail	0.4
Specialty Retail	0.4
Machinery	0.3
Multi-Utilities	0.3
Electrical Equipment	0.2
Life Sciences Tools & Services	0.2
Real Estate Investment Trusts (REITs)	0.2
Software	0.2
Airlines	0.1
Biotechnology	0.1
Communications Equipment	0.1
Consumer Finance	0.1
Health Care Equipment & Supplies	0.1
Leisure Equipment & Products	0.1
Paper & Forest Products	0.1
Thrifts & Mortgage Finance	0.1
Aerospace & Defense	0.0	**
Air Freight & Logistics	0.0	**
Building Products	0.0	**
Containers & Packaging	0.0	**
Distributors	0.0	**
Energy Equipment & Services	0.0	**
Internet & Catalog Retail	0.0	**
Marine	0.0	**
Trading Companies & Distributors	0.0	**
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI World StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed equity markets of the world. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 13.78%, and the total return for the MSCI World Factor Mix A-Series Index (the “Index”) was 13.42% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash drag, security misweights and compounding contributed to the difference between the Fund’s performance and that of the Index.

Global equity markets found a firm footing in the last quarter of 2015 as new policy commitments from global central banks provided additional stimulus to combat the effects of a slowing global economy. Also providing foundation for the sharp improvement in sentiment during the first half of 2016 were sharp gains beginning in February in the beaten down energy sector, a better tone to global manufacturing data in March and continued active support from central banks. The improvement in global manufacturing data was highlighted by a return to expansionary readings for the U.S. ISM Manufacturing Index in March after bottoming at post crisis lows in December 2015. In the United Kingdom, the Bank of England engaged in some easing measures by reducing short term interest rates and also extending their quantitative easing program. The majority of the positive performance for the year was attributable to a strong third quarter in 2016, with a majority of the quarter’s performance attributable to a strong post “Brexit” relief rally in July and a rebound in natural resource prices.

On an individual security level, the top positive contributors to the Fund’s performance were Microsoft Corporation, Johnson & Johnson, and Procter & Gamble Company. The top negative contributors to the Fund’s performance were Barclays PLC, Gilead Sciences, Inc., and Novo Nordisk A/S Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI World StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI WORLD FACTOR MIX A-SERIES INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI WORLD FACTOR MIX A-SERIES INDEX*
ONE YEAR	13.78%	13.14%	13.42%	13.78%	13.14%	13.42%
SINCE INCEPTION (1)	12.33%	11.52%	11.58%	5.12%	4.80%	4.83%

(1)	For the period June 4, 2014 to September 30, 2016.
*	The MSCI World Factor Mix A-Series Index captures large- and mid-cap representation across 24 developed countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI World Value Weighted Index, the MSCI World Minimum Volatility Index, and the MSCI World Quality Index (each, a “Component Index”).

SPDR MSCI WORLD STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	APPLE, INC.	JOHNSON & JOHNSON	MICROSOFT CORP.	PROCTER & GAMBLE CO.	NESTLE SA
MARKET VALUE	$158,383	123,564	118,598	85,981	85,284
% OF NET ASSETS	2.5	1.9	1.9	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	7.9%
Banks	6.1
IT Services	5.0
Software	4.1
Food Products	3.9
Insurance	3.5
Real Estate Investment Trusts (REITs)	3.5
Diversified Telecommunication Services	3.4
Specialty Retail	3.3
Oil, Gas & Consumable Fuels	3.2
Technology Hardware, Storage & Peripherals	3.1
Household Products	3.0
Electric Utilities	2.6
Semiconductors & Semiconductor Equipment	2.4
Food & Staples Retailing	2.3
Media	2.3
Internet Software & Services	2.2
Beverages	2.1
Health Care Equipment & Supplies	2.1
Biotechnology	2.0
Health Care Providers & Services	2.0
Metals & Mining	2.0
Hotels, Restaurants & Leisure	1.9
Aerospace & Defense	1.7
Chemicals	1.6
Industrial Conglomerates	1.5
Automobiles	1.4
Machinery	1.3
Multi-Utilities	1.3
Road & Rail	1.3
Commercial Services & Supplies	1.1
Multiline Retail	1.1
Capital Markets	1.0
Personal Products	1.0
Textiles, Apparel & Luxury Goods	1.0

INDUSTRY	PERCENT OF NET ASSETS
Air Freight & Logistics	0.9%
Tobacco	0.9
Trading Companies & Distributors	0.9
Wireless Telecommunication Services	0.9
Auto Components	0.8
Diversified Financial Services	0.6
Airlines	0.4
Communications Equipment	0.4
Internet & Catalog Retail	0.4
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Household Durables	0.3
Professional Services	0.3
Building Products	0.2
Construction & Engineering	0.2
Consumer Finance	0.2
Energy Equipment & Services	0.2
Gas Utilities	0.2
Health Care Technology	0.2
Life Sciences Tools & Services	0.2
Marine	0.2
Transportation Infrastructure	0.2
Containers & Packaging	0.1
Distributors	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Construction Materials	0.0	**
Diversified Consumer Services	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Paper & Forest Products	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short-Term Investment	0.4
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI AUSTRALIA STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI Australia StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Australia. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 22.15%, and the total return for the MSCI Australia Factor Mix A-Series Capped Index (the “Index”) was 22.62% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, tax withholding differences and positive cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Index had a strong second half of the Reporting Period out-performing the broader MSCI EAFE Index in each of the last two quarters. Over the Reporting Period the Australian dollar rose nearly 9% relative to the U.S. dollar accounting for a significant part of the index’s performance. In comparison to the Index’s return in US dollars, the Index’s return calculated in Australian dollars was lower at 12.52%. In addition, for the Reporting Period the Index posted outperformance of 0.91% versus the MSCI Australia Index as a whole.

On an individual security level, the top positive contributors to the Fund’s performance were CSL Limited, Wesfarmers Limited, and Brambles Limited. The top negative contributors to the Fund’s performance were Platinum Asset Management Ltd, QBE Insurance Group Limited, and BHP Billiton Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI AUSTRALIA STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Australia StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI AUSTRALIA FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI AUSTRALIA FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	22.15%	22.15%	22.62%	22.15%	22.15%	22.62%
SINCE INCEPTION (1)	–8.81%	–8.37%	–8.36%	–3.92%	–3.72%	–3.72%

(1)	For the period June 11, 2014 to September 30, 2016.
*	The MSCI Australia Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in Australia and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Australia Value Weighted Index, the MSCI Australia Quality Index, and the MSCI Australia Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI AUSTRALIA STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI AUSTRALIA STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	WESFARMERS, LTD.	WOOLWORTHS, LTD.	AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.	COMMONWEALTH BANK OF AUSTRALIA	WESTPAC BANKING CORP.
MARKET VALUE	$695,874	558,101	521,006	510,272	492,480
% OF NET ASSETS	7.0	5.6	5.2	5.1	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	20.5%
Real Estate Investment Trusts (REITs)	14.7
Food & Staples Retailing	12.6
Metals & Mining	7.8
Diversified Telecommunication Services	5.1
Biotechnology	4.9
Health Care Providers & Services	4.2
Insurance	4.0
Containers & Packaging	3.3
Commercial Services & Supplies	2.5
Transportation Infrastructure	2.3
Hotels, Restaurants & Leisure	2.1
Multi-Utilities	1.9
Oil, Gas & Consumable Fuels	1.9
Diversified Financial Services	1.8
Health Care Equipment & Supplies	1.4
INDUSTRY	PERCENT OF NET ASSETS
Capital Markets	1.2
Construction Materials	1.1
Real Estate Management & Development	1.0
Beverages	0.9
Chemicals	0.7
Gas Utilities	0.7
Electric Utilities	0.6
Professional Services	0.5
Road & Rail	0.5
IT Services	0.4
Media	0.4
Multiline Retail	0.3
Airlines	0.1
Construction & Engineering	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI Canada StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Canada. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 15.62%, and the total return for the MSCI Canada Factor Mix A-Series Capped Index (the “Index”) was 15.73% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. The relative dovishness of global central banks aided in the fourth quarter 2015 performance of the Fund which finished
–3.83% for the quarter.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively during the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Front and center in the turmoil to open 2016 was a series of conflicting messages from China’s policy makers in both equity and currency markets, each iteration of which seemed to unsettle the markets more than the last. Further unnerving markets was a continued rapid sell-off in oil prices that has been a prevailing market theme since the middle of 2014, prompting concerns over deflation and damage to energy producers to outweigh the once expected windfall to energy consumers in the calculus of the market. In light of these concerns, the Fund ended first quarter 2016 on a positive note, gaining 14.24%.

With a starting point of continued slow and uneven economic growth for developed economies dating back to the end of the global financial crisis, investors in 2016 navigated a storm of additional uncertainties, including softening economic growth and policy missteps in China, a degree of disenchantment in the ability of global central banks to influence market outcomes, and now the surprising vote by the U.K. on June 23rd to exit its 43 year membership in the European Union, known as “Brexit.” Remarkably, against this challenging backdrop, the Fund gained 0.68% in second quarter 2016.

Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future. In light of these developments, the Fund returned 4.52% for the quarter ended September 30, 2016.

On an individual security level, the top positive contributors to the Fund’s performance were Saputo Inc., Barrick Gold Corporation, and Teck Resources Limited Class B. The top negative contributors to the Fund’s performance were Magna International Inc., Potash Corporation of Saskatchewan Inc., and Valeant Pharmaceuticals International Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Canada StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI CANADA FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI CANADA FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	15.62%	15.07%	15.73%	15.62%	15.07%	15.73%
SINCE INCEPTION (1)	–7.57%	–7.26%	–7.44%	–3.35%	–3.22%	–3.30%

(1)	For the period June 11, 2014 to September 30, 2016.
*	The MSCI Canada Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in Canada and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Canada Value Weighted Index, the MSCI Canada Quality Index, and the MSCI Canada Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI CANADA STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	ROYAL BANK OF CANADA	TORONTO-DOMINION BANK	BANK OF NOVA SCOTIA	CANADIAN IMPERIAL BANK OF COMMERCE	CANADIAN NATIONAL RAILWAY CO.
MARKET VALUE	$763,723	716,118	671,476	659,726	598,444
% OF NET ASSETS	4.1	3.9	3.6	3.6	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	18.6%
Oil, Gas & Consumable Fuels	13.2
Insurance	10.9
Food & Staples Retailing	7.5
Road & Rail	5.5
Chemicals	4.5
Metals & Mining	3.7
Multiline Retail	3.7
Media	3.5
Auto Components	3.1
Diversified Telecommunication Services	3.1
IT Services	2.4
Food Products	2.3
Software	2.3
Real Estate Management & Development	2.2
Real Estate Investment Trusts (REITs)	2.1
Electric Utilities	2.0
INDUSTRY	PERCENT OF NET ASSETS
Textiles, Apparel & Luxury Goods	1.6
Containers & Packaging	1.4
Capital Markets	1.2
Construction & Engineering	1.2
Wireless Telecommunication Services	1.0
Diversified Financial Services	0.7
Multi-Utilities	0.7
Aerospace & Defense	0.3
Pharmaceuticals	0.3
Hotels, Restaurants & Leisure	0.2
Paper & Forest Products	0.1
Technology Hardware, Storage & Peripherals	0.1
Trading Companies & Distributors	0.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI Germany StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Germany. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 9.99%, and the total return for the MSCI Germany Factor Mix A-Series Capped Index (the “Index”) was 10.05% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, dividend tax withholdings, and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Led by book-end positive returns of over 7.5% in both the first and last fiscal quarters, the Index was able to overcome two lagging quarters to finish the Reporting Period with a positive double-digit return and beat the MSCI EAFE Index by over 3.5% for the Reporting Period. As the largest country in the Eurozone, Germany benefitted the most from the European Central Bank’s (ECB) corporate bond purchase program. The successful program was designed to help economic recovery throughout Europe. A sign of that success is Germany’s lowest unemployment rate since it re-unified in 1990. Though Germany was not left unscathed in the immediate aftermath of the summer’s “Brexit” vote, it has been able to remain a trade partner of the U.K. leading to an uptick in consumer confidence and demand within the region.

On an individual security level, the top positive contributors to the Fund’s performance were adidas AG, SAP SE, and Siemens AG. The top negative contributors to the Fund’s performance were Bayer AG, HUGO BOSS AG, and Deutsche Bank AG.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Germany StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI GERMANY FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI GERMANY FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	9.99%	9.88%	10.05%	9.99%	9.88%	10.05%
SINCE INCEPTION (1)	–9.28%	–9.18%	–9.22%	–4.13%	–4.09%	–4.11%

(1)	For the period June 11, 2014 to September 30, 2016.
*	The MSCI Germany Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in Germany and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Germany Value Weighted Index, the MSCI Germany Quality Index, and the MSCI Germany Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	SIEMENS AG	BASF SE	SAP SE	ALLIANZ SE	DAIMLER AG
MARKET VALUE	$687,962	624,045	616,741	540,966	522,420
% OF NET ASSETS	5.3	4.8	4.7	4.1	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Chemicals	12.7%
Insurance	10.0
Automobiles	9.7
Health Care Providers & Services	5.7
Pharmaceuticals	5.4
Industrial Conglomerates	5.3
Software	4.7
Textiles, Apparel & Luxury Goods	4.5
Household Products	4.1
Media	4.0
Machinery	3.6
Air Freight & Logistics	3.4
Personal Products	3.0
Diversified Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.6
Multi-Utilities	2.5
Auto Components	2.4
INDUSTRY	PERCENT OF NET ASSETS
Capital Markets	2.1
Real Estate Management & Development	2.0
Food & Staples Retailing	1.9
Trading Companies & Distributors	1.6
Internet Software & Services	1.4
Airlines	1.0
Construction Materials	0.9
Banks	0.6
Life Sciences Tools & Services	0.4
Transportation Infrastructure	0.5
Metals & Mining	0.3
Internet & Catalog Retail	0.2
Construction & Engineering	0.1
Electrical Equipment	0.1
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI Japan StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Japan. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 14.55%, and the total return for the MSCI Japan Factor Mix A-Series Capped Index (the “Index”) was 14.87% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. The relative dovishness of global central banks aided in the strong fourth quarter 2015 performance of the Fund which finished +10.10% for the quarter.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Front and center in the turmoil to open 2016 was a series of conflicting messages from China’s policy makers in both equity and currency markets, each iteration of which seemed to unsettle the markets more than the last. Further unnerving markets was a continued rapid sell-off in oil prices that has been a prevailing market theme since the middle of 2014, prompting concerns over deflation and damage to energy producers to outweigh the once expected windfall to energy consumers in the calculus of the market. In light of these concerns, the Fund ended first quarter 2016 down –3.83%.

With a starting point of continued slow and uneven economic growth for developed economies dating back to the end of the global financial crisis, investors in 2016 navigated a storm of additional uncertainties, including softening economic growth and policy missteps in China, a degree of disenchantment in the ability of global central banks to influence market outcomes, and now the surprising vote by the U.K. on June 23rd to exit its 43 year membership in the European Union, known as “Brexit.” Remarkably, against this challenging backdrop, the Fund finished second quarter 2016 gaining 1.81%.

Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future. In light of these developments, the Fund returned +6.26% for the quarter ended September 30, 2016.
The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Keyence Corporation, KDDI Corporation, and Japan Tobacco Inc. The top negative contributors to the Fund’s performance were Mitsubishi Motors Corporation, Mitsubishi UFJ Financial Group, Inc., and FAST RETAILING CO., LTD.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Japan StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI JAPAN FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI JAPAN FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	14.55%	14.84%	14.87%	14.55%	14.84%	14.87%
SINCE INCEPTION (1)	15.66%	16.57%	16.35%	6.51%	6.87%	6.79%

(1)	For the period June 11, 2014 to September 30, 2016.
*	The MSCI Japan Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in Japan and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Japan Value Weighted Index, the MSCI Japan Quality Index, and the MSCI Japan Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TOYOTA MOTOR CORP.	ASTELLAS PHARMA, INC.	KDDI CORP.	BRIDGESTONE CORP.	KAO CORP.
MARKET VALUE	$365,236	330,969	329,141	322,054	292,235
% OF NET ASSETS	2.7	2.5	2.4	2.4	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Automobiles	8.2%
Pharmaceuticals	6.8
Banks	6.7
Electronic Equipment, Instruments & Components	5.9
Machinery	4.9
Auto Components	4.5
Wireless Telecommunication Services	3.7
Road & Rail	3.5
Trading Companies & Distributors	3.5
Chemicals	3.0
Health Care Equipment & Supplies	2.9
Food & Staples Retailing	2.6
Personal Products	2.5
Specialty Retail	2.3
Real Estate Investment Trusts (REITs)	2.1
Real Estate Management & Development	2.1
Tobacco	2.1
Electric Utilities	2.0
Food Products	1.9
Household Durables	1.9
Technology Hardware, Storage & Peripherals	1.9
Hotels, Restaurants & Leisure	1.6
Leisure Equipment & Products	1.6
Gas Utilities	1.5
IT Services	1.5
Insurance	1.5
Beverages	1.3
Commercial Services & Supplies	1.3
Software	1.2
Airlines	1.1
Diversified Financial Services	1.1
INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	1.0
Diversified Telecommunication Services	0.9
Metals & Mining	0.9
Internet Software & Services	0.8
Construction & Engineering	0.7
Health Care Providers & Services	0.7
Health Care Technology	0.7
Multiline Retail	0.7
Professional Services	0.6
Capital Markets	0.4
Electrical Equipment	0.4
Industrial Conglomerates	0.4
Internet & Catalog Retail	0.4
Air Freight & Logistics	0.3
Building Products	0.3
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Marine	0.2
Media	0.2
Construction Materials	0.1
Containers & Packaging	0.1
Household Products	0.1
Paper & Forest Products	0.1
Semiconductors & Semiconductor Equipment	0.1
Transportation Infrastructure	0.1
Consumer Finance	0.0	**
Textiles, Apparel & Luxury Goods	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI MEXICO STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI Mexico StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Mexico. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was –2.55%, and the total return for the MSCI Mexico Factor Mix A-Series Capped Index (the “Index”) was –2.32% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, transaction costs, cash drag, security misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

Although regionally the Latin American markets (especially Brazil) were some of the strongest performers globally, the Fund generated negative returns for three out of four quarters, as well as for the Reporting Period overall. However upon closer review, the Fund and Index both generated positive double-digit returns for the Reporting Period in local terms (i.e. as measured in Mexican pesos). Therefore, the Fund owes its negative performance during the period to the weakening of the Mexican peso. In fact, the peso depreciated over 12% versus the U.S. dollar during the Reporting Period.

First quarter 2016 was the strongest for the Fund, accounting for most of the Reporting Period’s performance. Following a tumultuous opening month of 2016, emerging market equities rebounded over the latter half of first quarter 2016 to finish up strongly. On a regional basis, Latin America notably improved as commodity prices surged. While there was no shortage of events affecting emerging market equities through second quarter 2016, the most significant across both emerging and developed markets took place over the third week of June with the U.K. European Union referendum and the consequent decision for the U.K. to withdraw from the EU. With most major polls suggesting a too close to call outcome, and bookmakers favoring a slight tilt toward “remain” entering the vote, risk assets sharply sold off on Friday, June 24th. However, emerging market equities proved remarkably resilient amid the market stress, quickly rebounding following that Friday’s fall as investors focused on the likely implications of an easier monetary policy for an extended period.

On an individual security level, the top positive contributors to the Fund’s performance were Industrias Penoles SAB de CV, Cemex SAB de CV Cert Part Ord Repr 2 ShsA & 1 ShsB, and Grupo Mexico S.A.B. de C.V. Class B. The top negative contributors to the Fund’s performance were El Puerto de Liverpool SAB de CV, Grupo Financiero Inbursa SAB de CV Class O, and America Movil SAB de CV Class L.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI MEXICO STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Mexico StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI MEXICO FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI MEXICO FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	–2.55%	–2.94%	–2.32%	–2.55%	–2.94%	–2.32%
SINCE INCEPTION (1)	–25.80%	–25.83%	–25.44%	–13.62%	–13.63%	–13.42%

(1)	For the period September 17, 2014 to September 30, 2016.
*	The MSCI Mexico Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in Mexico and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Mexico Value Weighted Index, the MSCI Mexico Quality Index, and the MSCI Mexico Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI MEXICO STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI MEXICO STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	AMERICA MOVIL SAB DE CV SERIES L	FOMENTO ECONOMICO MEXICANO SAB DE CV	WAL-MART DE MEXICO SAB DE CV	GRUPO MEXICO SAB DE CV SERIES B	GRUPO TELEVISA SAB SERIES CPO
MARKET VALUE	$236,143	197,882	161,968	153,148	125,243
% OF NET ASSETS	11.0	9.2	7.5	7.1	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Beverages	15.4%
Wireless Telecommunication Services	11.0
Metals & Mining	10.5
Banks	9.5
Food & Staples Retailing	9.0
Transportation Infrastructure	7.6
Food Products	6.4
Media	5.8
Construction Materials	4.5
Industrial Conglomerates	4.4
Construction & Engineering	2.9
Household Products	2.8
Multiline Retail	2.6
Real Estate Investment Trusts (REITs)	2.6
Consumer Finance	2.3
Chemicals	1.7
Pharmaceuticals	0.9
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI SOUTH KOREA STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI South Korea StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of South Korea. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 19.00%, and the total return for the MSCI Korea Factor Mix A-Series Capped Index (the “Index”) was 19.55% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, cash drag, compounding, and optimization contributed to the difference between the Fund’s performance and that of the Index.

The stronger performance of emerging markets in 2016 comes after three straight years of declines, including a near 15% loss in 2015. Attribution for the healthy rebound in emerging markets is a collection of country and regional narratives, though the space as a whole has broadly benefitted by a rebound in natural resource prices and a ratcheting down of expectations for the pace of Federal Reserve tightening that could adversely impact global liquidity conditions. Despite several hurdles including strikes at major carmakers, ongoing corporate restructurings, Samsung Note7 recalls and the increased probability of a U.S. Federal Reserve interest rate hike, the Fund significantly outperformed the MSCI World Index and MSCI Emerging Markets Index, which returned 11.36% and 16.78%, respectfully, for the Reporting Period. Korea was one of the leading emerging market performers, lifted by pro-growth monetary policy and strong local currency performance. Information Technology was the best performing sector as demand for consumer electronics continued to rise.

On an individual security level, the top positive contributors to the Fund’s performance were Samsung Electronics Co., Ltd., NAVER Corp., and Hyundai Mobis Co., Ltd. The top negative contributors to the Fund’s performance were KEPCO Plant Service & Engineering Co., Ltd, KIA Motors Corporation, and SAMSUNG SDS CO.LTD.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI SOUTH KOREA STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI South Korea StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI KOREA FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI KOREA FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	19.00%	20.59%	19.55%	19.00%	20.59%	19.55%
SINCE INCEPTION (1)	–4.64%	–3.66%	–4.15%	–2.30%	–1.81%	–2.06%

(1)	For the period September 17, 2014 to September 30, 2016.
*	The MSCI Korea Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in South Korea and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Korea Value Weighted Index, the MSCI Korea Quality Index, and the MSCI Korea Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI SOUTH KOREA STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI SOUTH KOREA STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD.	NAVER CORP.	HYUNDAI MOBIS CO., LTD.	HYUNDAI MOTOR CO.	KT&G CORP.
MARKET VALUE	$519,439	152,331	114,360	95,595	90,684
% OF NET ASSETS	18.6	5.5	4.1	3.4	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Technology Hardware, Storage & Peripherals	21.4%
Automobiles	7.4
Banks	6.0
Insurance	6.0
Auto Components	5.9
Internet Software & Services	5.9
Industrial Conglomerates	3.6
Personal Products	3.5
Tobacco	3.2
Chemicals	2.9
Electronic Equipment, Instruments & Components	2.8
Semiconductors & Semiconductor Equipment	2.7
Metals & Mining	2.6
Household Durables	2.4
Electric Utilities	2.2
Household Products	2.1
Hotels, Restaurants & Leisure	1.5
Oil, Gas & Consumable Fuels	1.5
Software	1.5
Wireless Telecommunication Services	1.5
Diversified Telecommunication Services	1.4
INDUSTRY	PERCENT OF NET ASSETS
Food Products	1.4
Food & Staples Retailing	1.3
Pharmaceuticals	1.3
Commercial Services & Supplies	1.1
Multiline Retail	1.0
IT Services	0.9
Aerospace & Defense	0.7
Air Freight & Logistics	0.7
Machinery	0.6
Construction & Engineering	0.5
Road & Rail	0.5
Capital Markets	0.3
Gas Utilities	0.3
Media	0.3
Beverages	0.2
Building Products	0.2
Consumer Finance	0.2
Trading Companies & Distributors	0.2
Airlines	0.1
Electrical Equipment	0.1
Specialty Retail	0.1
Short-Term Investment	0.0	**
Liabilities in Excess of Other Assets	(0.0	)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI SPAIN STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI Spain StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Spain. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was –2.23%, and the total return for the MSCI Spain Factor Mix A-Series Capped Index (the “Index”) was –1.94% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. The relative dovishness of global central banks aided in the fourth quarter 2015 performance of the Fund, which finished –0.91% for the quarter.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Front and center in the turmoil to open 2016 was a series of conflicting messages from China’s policy makers in both equity and currency markets, each iteration of which seemed to unsettle the markets more than the last. Further unnerving markets was a continued rapid sell-off in oil prices that has been a prevailing market theme since the middle of 2014, prompting concerns over deflation and damage to energy producers to outweigh the once expected windfall to energy consumers in the calculus of the market. In light of these concerns, the Fund ended first quarter 2016 down –3.28%.

With a starting point of continued slow and uneven economic growth for developed economies dating back to the end of the global financial crisis, investors in 2016 navigated a storm of additional uncertainties, including softening economic growth and policy missteps in China, a degree of disenchantment in the ability of global central banks to influence market outcomes, and now the surprising vote by the U.K. on June 23rd to exit its 43 year membership in the European Union, known as “Brexit.” Remarkably, against this challenging backdrop, the Fund finished second quarter 2016 down only –5.78%.

Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future. In light of these developments, the Fund returned +8.28% for the quarter ended September 30, 2016.

On an individual security level, the top positive contributors to the Fund’s performance were Repsol SA, Industria de Diseno Textil, S.A., and Amadeus IT Group SA Class A. The top negative contributors to the Fund’s performance were Telefonica SA, Banco Santander S.A., and Banco Bilbao Vizcaya Argentaria, S.A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI SPAIN STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Spain StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI SPAIN FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI SPAIN FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	–2.23%	–2.57%	–1.94%	–2.23%	–2.57%	–1.94%
SINCE INCEPTION (1)	–24.58%	–24.69%	–24.23%	–11.51%	–11.56%	–11.34%

(1)	For the period June 11, 2014 to September 30, 2016.
*	The MSCI Spain Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in Spain and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Spain Value Weighted Index, the MSCI Spain Quality Index, and the MSCI Spain Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI SPAIN STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI SPAIN STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	BANCO SANTANDER SA	IBERDROLA SA	INDUSTRIA DE DISENO TEXTIL SA	TELEFONICA SA	BANCO BILBAO VIZCAYA ARGENTARIA SA
MARKET VALUE	$263,153	187,136	184,611	180,738	138,234
% OF NET ASSETS	12.5	8.9	8.8	8.6	6.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	25.5%
Electric Utilities	16.4
Specialty Retail	8.8
Diversified Telecommunication Services	8.6
Gas Utilities	6.9
Construction & Engineering	6.3
Transportation Infrastructure	6.1
IT Services	4.6
Oil, Gas & Consumable Fuels	4.4
INDUSTRY	PERCENT OF NET ASSETS
Insurance	3.6
Food & Staples Retailing	2.2
Biotechnology	2.0
Machinery	2.0
Media	1.5
Airlines	1.1
Short-Term Investment	0.0	**
Liabilities in Excess of Other Assets	(0.0	)**
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI TAIWAN STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR® MSCI Taiwan StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Taiwan. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 21.12%, and the total return for the MSCI Taiwan Factor Mix A-Series Capped Index (the “Index”) was 21.84% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Security misweights, cash and dividend receivables drag and fees primarily contributed to the difference between the Fund’s performance and that of the Index.

Taiwan’s market strength during the Reporting Period was led by the Information Technology sector which gained over 27%. Easily the biggest sector in the market with an ending weight just over 60%, these companies are key suppliers and manufacturers for the global market in smartphones, tablets and related devices. As consumers focus on improved speed, battery life and camera quality in their mobile devices, the Taiwanese supply chain plays a key role in this area. The interest surrounding Apple’s iPhone 7 release in September highlighted the role played by Taiwanese suppliers, and several of the Fund’s top contributors are key suppliers to Apple and other leading consumer electronic companies. A secondary contributor to the Fund’s performance was strength in the Telecommunications sector. Making up nearly 10% of the Fund, the sector returned 21% during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Taiwan Semiconductor Manufacturing Co., Ltd., LARGAN Precision Co., Ltd., and Chunghwa Telecom Co., Ltd. The top negative contributors to the Fund’s performance were Eclat Textile Co., Ltd., MediaTek Inc., and Catcher Technology Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI TAIWAN STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/17/14, 9/18/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI Taiwan StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI TAIWAN FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI TAIWAN FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	21.12%	22.97%	21.84%	21.12%	22.97%	21.84%
SINCE INCEPTION (1)	1.99%	3.18%	3.01%	0.97%	1.55%	1.47%

(1)	For the period September 17, 2014 to September 30, 2016.
*	The MSCI Taiwan Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in Taiwan and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI Taiwan Value Weighted Index, the MSCI Taiwan Quality Index, and the MSCI Taiwan Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI TAIWAN STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI TAIWAN STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.	HON HAI PRECISION INDUSTRY CO., LTD.	LARGAN PRECISION CO., LTD.	CHUNGHWA TELECOM CO., LTD.	DELTA ELECTRONICS, INC.
MARKET VALUE	$1,030,531	363,175	361,774	327,846	256,823
% OF NET ASSETS	17.4	6.1	6.1	5.5	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Semiconductors & Semiconductor Equipment	26.7%
Electronic Equipment, Instruments & Components	20.8
Technology Hardware, Storage & Peripherals	14.8
Banks	9.6
Diversified Telecommunication Services	5.5
Wireless Telecommunication Services	3.5
Chemicals	3.1
Food & Staples Retailing	2.7
Textiles, Apparel & Luxury Goods	2.4
Food Products	1.6
Insurance	1.5
Diversified Financial Services	1.1
Leisure Equipment & Products	1.0
Household Durables	0.9
INDUSTRY	PERCENT OF NET ASSETS
Metals & Mining	0.9
Oil, Gas & Consumable Fuels	0.9
Construction Materials	0.5
Real Estate Management & Development	0.4
Auto Components	0.3
Capital Markets	0.3
Industrial Conglomerates	0.3
Airlines	0.2
Specialty Retail	0.2
Automobiles	0.1
Electrical Equipment	0.1
Machinery	0.0	**
Marine	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI United Kingdom StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of the United Kingdom. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 0.18%, and the total return for the MSCI UK Factor Mix A-Series Capped Index (the “Index”) was 0.74% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, cash, and slight security misweights contributed to the difference between the Fund’s performance and that of the Index.

After an aggressive selloff in global equity markets ushered in the early weeks of 2016 on global growth concerns and a further short lived episode of volatility around “Brexit” in June, global equity markets recovered and entered the final quarter of the Reporting Period with mid-single digit percentage gains for most broad global benchmarks. As of September 30th, the MSCI EAFE Index had advanced 6.52% during the Reporting Period, and the S&P 500 Index returned 15.43%. The majority of the Index’s positive performance for the Reporting Period was attributable to a strong third quarter of 2016 (+3.49%), with a majority of that performance attributable to a strong post “Brexit” relief rally in July.

Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the surprising June 23rd United Kingdom (UK). referendum vote to leave the European Union. After dipping 4.5% in June, bringing 2016 second quarter returns to –2.38%, the Index recovered strongly in July climbing up over 3% and bringing 2016 calendar year-to-date returns to –0.39%. The main driver of this negative year-to-date return was the sharp devaluation of UK pound, which dropped over 12% during 2016. After declining by 7.1% in the two days following the referendum, the MSCI World Index advanced 5.3% during the final three days of June and an additional 4.3% through the end of July.. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future. The true long term impact of Brexit on the economy is yet to be determined.

Materials and Energy were the strongest contributing sectors to the Fund’s performance. Financials and Consumer Discretionary were the weakest contributing sectors. On an individual security level, the top positive contributors to the Fund’s performance were Glencore plc, BP p.l.c., and ARM Holdings plc. The top negative contributors to the Fund’s performance were Barclays PLC, BT Group plc, and Next plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI United Kingdom StrategicFactorsSM ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	MSCI UK FACTOR MIX A-SERIES CAPPED INDEX*	NET ASSET VALUE	MARKET VALUE	MSCI UK FACTOR MIX A-SERIES CAPPED INDEX*
ONE YEAR	0.18%	0.01%	0.74%	0.18%	0.01%	0.74%
SINCE INCEPTION (1)	–13.13%	–12.92%	–12.35%	–5.92%	–5.82%	–5.56%

(1)	For the period June 11, 2014 to September 30, 2016.
*	The MSCI UK Factor Mix A-Series Capped Index is designed to measure the equity market performance of publicly-traded companies domiciled in the United Kingdom and aims to represent the performance of a combination of three factors - value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI UK Value Weighted Index, the MSCI UK Quality Index, and the MSCI UK Minimum Volatility Index (each, a “Component Index”).

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	HSBC HOLDINGS PLC	BP PLC	BRITISH AMERICAN TOBACCO PLC	GLAXOSMITHKLINE PLC	ROYAL DUTCH SHELL PLC CLASS A
MARKET VALUE	$137,469	101,273	94,204	90,791	89,705
% OF NET ASSETS	5.7	4.2	3.9	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	10.3%
Banks	8.8
Pharmaceuticals	6.5
Hotels, Restaurants & Leisure	5.4
Tobacco	5.1
Media	5.0
Beverages	4.9
Insurance	4.9
Metals & Mining	4.8
Aerospace & Defense	3.6
Personal Products	3.6
Household Products	3.2
Trading Companies & Distributors	3.0
Diversified Telecommunication Services	2.8
Multi-Utilities	2.6
Real Estate Investment Trusts (REITs)	2.6
Wireless Telecommunication Services	2.1
Food Products	1.9
Capital Markets	1.8
Health Care Equipment & Supplies	1.6
Professional Services	1.5
Food & Staples Retailing	1.3
Chemicals	1.2
INDUSTRY	PERCENT OF NET ASSETS
Multiline Retail	1.2
Electric Utilities	1.1
Household Durables	1.1
Software	1.1
Water Utilities	0.9
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	0.7
Air Freight & Logistics	0.6
Auto Components	0.6
Industrial Conglomerates	0.6
Airlines	0.5
Commercial Services & Supplies	0.5
Machinery	0.4
Health Care Providers & Services	0.2
IT Services	0.2
Diversified Financial Services	0.1
Energy Equipment & Services	0.1
Internet Software & Services	0.1
Paper & Forest Products	0.1
Consumer Finance	0.0	**
Short-Term Investment	0.0	**
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P GLOBAL DIVIDEND ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks stocks of global companies that offer high dividend yields. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 13.16%, and the total return for the S&P Global Dividend Aristocrats Index (the “Index”) was 12.89% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fees, dividend tax withholding differences, cash and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund experienced a solid positive return over the Reporting Period. The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Front and center in the turmoil to open 2016 was a series of conflicting messages from China’s policy makers in both equity and currency markets, each iteration of which seemed to unsettle the markets more than the last. After the tumultuous opening act of 2016, investor nerves were soothed to some degree at the end of February, after an intra-month recovery in the price levels of developed equity markets. February was also witness to a sharp sell-off in the British pound to seven year lows after the announcement of the long anticipated “Brexit” referendum. The relief rally in growth assets that began in the middle part of February continued for the better part of March, the Fund’s best performing month, with a return of 10.17%. The months that followed saw both positive and negative returns, further emphasizing uneven economic growth for developed economies. Global markets entered the last quarter of the Reporting Period riding the tailwind of an aggressive snap back rally following the surprising June 23rd U.K. referendum vote to leave the European Union.

On an individual security level, the top positive contributors to the Fund’s performance were Williams Companies, Inc., Mattel, Inc. and Helmerich & Payne, Inc. The top negative contributors to the Fund’s performance were Labrador Iron Ore Royalty Corporation, Amec Foster Wheeler plc and HollyFrontier Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P GLOBAL DIVIDEND ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL DIVIDEND ARISTOCRATS INDEX*	NET ASSET VALUE	MARKET VALUE	S&P GLOBAL DIVIDEND ARISTOCRATS INDEX*
ONE YEAR	13.16%	13.02%	12.89%	13.16%	13.02%	12.89%
THREE YEARS	14.66%	15.24%	13.84%	4.67%	4.84%	4.41%
SINCE INCEPTION (1)	22.24%	22.74%	21.42%	6.19%	6.32%	5.98%

(1)	For the period May 29, 2013 to September 30, 2016.
*	The S&P Global Dividend Aristocrats Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years.

SPDR S&P GLOBAL DIVIDEND ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P GLOBAL DIVIDEND ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	WILLIAMS COS., INC.	MTN GROUP, LTD.	ENBRIDGE INCOME FUND HOLDINGS, INC.	FORTUM OYJ	HELMERICH & PAYNE, INC.
MARKET VALUE	$3,727,948	2,566,161	2,125,915	2,003,466	1,809,024
% OF NET ASSETS	3.6	2.5	2.0	1.9	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	10.5%
Oil, Gas & Consumable Fuels	9.9
Banks	7.5
Diversified Telecommunication Services	6.6
Wireless Telecommunication Services	5.0
Real Estate Management & Development	4.6
Real Estate Investment Trusts (REITs)	4.2
Insurance	4.1
Food Products	3.4
Energy Equipment & Services	3.1
Construction & Engineering	3.0
Capital Markets	2.8
Specialty Retail	2.5
Gas Utilities	2.3
Media	2.3
Food & Staples Retailing	2.2
Machinery	2.1
Pharmaceuticals	2.0
Transportation Infrastructure	1.9
Industrial Conglomerates	1.8
INDUSTRY	PERCENT OF NET ASSETS
Commercial Services & Supplies	1.7
Multi-Utilities	1.7
Diversified Financial Services	1.4
Leisure Equipment & Products	1.4
Trading Companies & Distributors	1.3
Household Durables	1.2
Automobiles	1.1
Health Care Providers & Services	1.1
Tobacco	1.1
Software	1.0
Air Freight & Logistics	0.9
Technology Hardware, Storage & Peripherals	0.9
Aerospace & Defense	0.8
Chemicals	0.8
Water Utilities	0.8
Thrifts & Mortgage Finance	0.7
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(7.7)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL DIVIDEND ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 12.98%, and the total return for the S&P International Dividend Opportunities® Index (the “Index”) was 13.63% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, the performance of the Index was higher than the MSCI EAFE Index, its broad-based market cap counterpart. Changes in monetary policy from various central banks, including further easing by the European Central Bank, a modest increase in the Federal Reserve rate, as well as a Chinese rate cut, helped the Fund finish in positive territory in the first quarter of the Reporting Period. Unfortunately, economic weakness in China, plunging oil prices and geo-political tensions weighed on performance during the next few months causing negative returns. The Fund was additionally affected by deflationary pressures in Europe and the U.S. and inflation in emerging markets during this same period. The surprise “Brexit” vote in the U.K. to leave the EU in June and resulting fall in the value of the British pound further prevented any material rebound through the second quarter of 2016. The Fund managed to rally in the fourth quarter of the Reporting Period, primarily thanks to continued monetary policy easing, as the Bank of England announced a rate cut, Japan announced additional fiscal and monetary policies and the Federal Reserve decided to keep rates as is. Rebounding oil prices and strong earnings also helped in the quarter.

On an individual security level, the top positive contributors to the Fund’s performance were Crescent Point Energy Corp., Sands China Ltd., and Pembina Pipeline Corporation. The top negative contributors to the Fund’s performance were Worleyparsons Limited, Berkeley Group Holdings plc, and Electricite de France SA.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL DIVIDEND ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES INDEX*	NET ASSET VALUE	MARKET VALUE	S&P INTERNATIONAL DIVIDEND OPPORTUNITIES INDEX*
ONE YEAR	12.98%	13.53%	13.63%	12.98%	13.53%	13.63%
THREE YEARS	–8.98%	–8.66%	–7.84%	–3.09%	–2.98%	–2.68%
FIVE YEARS	7.82%	9.71%	9.50%	1.52%	1.87%	1.83%
SINCE INCEPTION (1)	–14.37%	–13.90%	–14.41%	–1.78%	–1.72%	–1.79%

(1)	For the period February 12, 2008 to September 30, 2016.
*	The S&P International Dividend Opportunities® Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P/Citigroup Broad Market Index.

SPDR S&P INTERNATIONAL DIVIDEND ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL DIVIDEND ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	CRESCENT POINT ENERGY CORP.	SANDS CHINA, LTD.	RIO TINTO PLC	WOODSIDE PETROLEUM, LTD.	PEMBINA PIPELINE CORP.
MARKET VALUE	$37,866,077	33,835,909	31,982,341	30,252,009	27,519,412
% OF NET ASSETS	3.7	3.3	3.2	3.0	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	16.4%
Electric Utilities	10.5
Banks	9.0
Wireless Telecommunication Services	7.5
Hotels, Restaurants & Leisure	5.4
Insurance	5.1
Gas Utilities	4.6
Metals & Mining	4.3
Real Estate Investment Trusts (REITs)	4.3
Multi-Utilities	3.7
Capital Markets	3.4
Diversified Telecommunication Services	2.7
Food & Staples Retailing	2.6
Road & Rail	2.6
Construction Materials	2.2
Semiconductors & Semiconductor Equipment	2.2
Real Estate Management & Development	1.8
INDUSTRY	PERCENT OF NET ASSETS
Tobacco	1.7
Commercial Services & Supplies	1.5
Household Durables	1.5
Energy Equipment & Services	1.1
Diversified Financial Services	0.9
Air Freight & Logistics	0.7
Construction & Engineering	0.7
Pharmaceuticals	0.7
Textiles, Apparel & Luxury Goods	0.7
Media	0.6
Thrifts & Mortgage Finance	0.4
Automobiles	0.3
Independent Power Producers & Energy Traders	0.3
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(7.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING MARKETS SMALL CAP ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 18.67%, and the total return for the S&P Emerging Markets Under USD2 Billion Index (the “Index”) was 17.62% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Security misweights, fees, cash and dividend receivables drag, compounding, lending income and transaction costs contributed to the difference between the Fund’s performance and that of the Index.

Strong positive returns in Taiwan, Indonesia and Brazil made the largest contributions to the Fund’s return at the country level. Taiwan, the largest market in the Index with an ending weight of approximately 28%, gained over 23% during the Reporting Period. The Technology sector was helped by global demand for smartphones and other mobile technology devices. Indonesia’s market was up over 50% as the recovery this past year in commodity and energy prices helped lift stocks across the market. Brazil’s market was helped by a rebound in commodity prices, but political developments were also a critical factor in the country’s performance. Brazil gained over 63% during the Reporting Period as the crisis surrounding government corruption issues came to a head. In early September, President Dilma Rousseff was impeached by Brazil’s Senate after months of political uncertainty and volatility. While the country’s economy still faces a number of challenges, the rally in both the stock market and the currency suggest that investors have become more comfortable with the outlook.

On an individual security level, the top positive contributors to the Fund’s performance were TAL Education Group Unsponsored ADR Class A, Sunny Optical Technology (Group) Co. Ltd., and Sibanye Gold Ltd. The top negative contributors to the Fund’s performance were Hangzhou Steam Turbine Co., Ltd. Class B, Tech Pro Technology Development Ltd., and Future Land Holdings Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P EMERGING MARKETS SMALL CAP ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.65%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS UNDER USD2 BILLION INDEX*	NET ASSET VALUE	MARKET VALUE	S&P EMERGING MARKETS UNDER USD2 BILLION INDEX*
ONE YEAR	18.67%	19.75%	17.62%	18.67%	19.75%	17.62%
THREE YEARS	–0.26%	2.04%	1.64%	–0.09%	0.68%	0.54%
FIVE YEARS	23.07%	29.63%	26.89%	4.24%	5.33%	4.88%
SINCE INCEPTION (1)	1.49%	2.41%	15.59%	0.18%	0.28%	1.74%

(1)	For the period May 12, 2008 to September 30, 2016.
*	The S&P Emerging Markets Under USD2 Billion Index is a float adjusted market cap weighted index that represents the small capitalization segment of emerging countries included in the S&P Global BMI Index. The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P EMERGING MARKETS SMALL CAP ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P EMERGING MARKETS SMALL CAP ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	PARQUE ARAUCO SA	BHARAT FINANCIAL INCLUSION, LTD.	POWERTECH TECHNOLOGY, INC.	MICRO-STAR INTERNATIONAL CO., LTD.	NORTHAM PLATINUM, LTD.
MARKET VALUE	$1,286,297	1,267,684	1,172,341	1,164,824	1,119,635
% OF NET ASSETS	0.4	0.4	0.4	0.4	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Management & Development	6.9%
Semiconductors & Semiconductor Equipment	5.6
Electronic Equipment, Instruments & Components	4.8
Banks	4.6
Metals & Mining	3.9
Chemicals	3.5
Food Products	3.4
Pharmaceuticals	2.8
Construction & Engineering	2.7
Textiles, Apparel & Luxury Goods	2.7
Hotels, Restaurants & Leisure	2.6
IT Services	2.6
Technology Hardware, Storage & Peripherals	2.6
Auto Components	2.5
Internet Software & Services	2.4
Specialty Retail	2.2
Machinery	2.1
Capital Markets	1.9
Media	1.9
Household Durables	1.8
Real Estate Investment Trusts (REITs)	1.8
Diversified Financial Services	1.7
Communications Equipment	1.6
Health Care Providers & Services	1.6
Software	1.6
Airlines	1.5
Construction Materials	1.5
Oil, Gas & Consumable Fuels	1.4
Consumer Finance	1.3
Diversified Consumer Services	1.3
Electrical Equipment	1.3
Marine	1.2
Transportation Infrastructure	1.2
INDUSTRY	PERCENT OF NET ASSETS
Diversified Telecommunication Services	1.1
Health Care Equipment & Supplies	1.1
Water Utilities	1.1
Industrial Conglomerates	1.0
Beverages	0.9
Electric Utilities	0.9
Food & Staples Retailing	0.8
Multiline Retail	0.8
Trading Companies & Distributors	0.8
Building Products	0.7
Commercial Services & Supplies	0.7
Independent Power Producers & Energy Traders	0.7
Containers & Packaging	0.6
Insurance	0.6
Distributors	0.5
Personal Products	0.5
Air Freight & Logistics	0.4
Automobiles	0.4
Energy Equipment & Services	0.4
Internet & Catalog Retail	0.4
Biotechnology	0.3
Gas Utilities	0.3
Thrifts & Mortgage Finance	0.3
Tobacco	0.3
Wireless Telecommunication Services	0.3
Leisure Equipment & Products	0.2
Professional Services	0.2
Multi-Utilities	0.1
Paper & Forest Products	0.1
Road & Rail	0.1
Aerospace & Defense	0.0 **
Household Products	0.0 **
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 13.71%, and the total return for the Dow Jones Global Select Real Estate Securities IndexSM (the “Index”) was 13.55% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, cash drag, and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Global real estate securities overcame unique regional events and general global uncertainty to produce strong positive returns over the Reporting Period. The Index outpaced the MSCI World Index in both the second and third fiscal quarters leading to an overall advantage over the broader market’s impressive positive return for the period. The last quarter of the Reporting Period was the only quarter that did not yield a positive result to the Index, fueled by the uncertainty from June’s surprising “Brexit” vote in the UK, as well as the Federal Reserve’s inaction on a rate hike decision. Still, those factors could not erase earlier gains for the Index. Historically low treasury yields led investors to the income-producing real estate sector. Australia led the way with a gain of over 32% for the Reporting Period sparked by strong earnings reports across the board, steady demand in both the Office and Residential spaces, and positive currency returns versus the U.S. dollar.

On an individual security level, the top positive contributors to the Fund’s performance were Simon Property Group, Inc., Prologis, Inc., and Ventas, Inc. The top negative contributors to the Fund’s performance were Land Securities Group PLC, British Land Company PLC, and Mitsui Fudosan Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL SELECT REAL ESTATE SECURITIES INDEX*	NET ASSET VALUE	MARKET VALUE	DOW JONES GLOBAL SELECT REAL ESTATE SECURITIES INDEX*
ONE YEAR	13.71%	13.93%	13.55%	13.71%	13.93%	13.55%
THREE YEARS	29.42%	29.38%	28.57%	8.98%	8.97%	8.74%
FIVE YEARS	80.70%	82.19%	79.53%	12.56%	12.75%	12.41%
SINCE INCEPTION (1)	41.55%	41.92%	38.41%	4.22%	4.25%	3.95%

(1)	For the period May 7, 2008 to September 30, 2016.
*	The Dow Jones Global Select Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities that represent the ownership and operation of commercial or residential real estate.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR DOW JONES GLOBAL REAL ESTATE ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	SIMON PROPERTY GROUP, INC. REIT	PUBLIC STORAGE REIT	PROLOGIS, INC. REIT	UNIBAIL-RODAMCO SE	WELLTOWER, INC. REIT
MARKET VALUE	$153,704,718	78,539,478	66,587,377	63,332,157	63,161,285
% OF NET ASSETS	6.2	3.1	2.7	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Real Estate Investment Trusts (REITs)	89.2%
Real Estate Management & Development	10.4
Diversified Financial Services	0.0 **
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Consumer Discretionary Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 3.84%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index (the “Index”) was 2.97% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, a slight cash drag, and optimization contributed to the difference between the Fund’s performance and that of the Index.

After an aggressive sell-off in global equity markets ushered in the early weeks of 2016 on global growth concerns and a further short lived episode of volatility around “Brexit” in June, global equity markets have recovered admirably and enter the final quarter of the year with mid-single digit percentage gains for most broad global benchmarks. As of September 30th, the S&P Developed ex US BMI Index had advanced 8.5% for the Reporting Period. As a comparison, the S&P 500 Index returned 14.6% for the same period. For each of these indices, the majority of the positive performance for the year was attributable to a strong third quarter, with a majority of that third quarter performance attributable to a strong post “Brexit” relief rally in July. Consumer Discretionary performed relatively poorly during the Reporting Period due to sluggish retail data and weak consumer sentiment. Textiles, Apparel and Luxury was the strongest contributing industry within Consumer Discretionary sector as this category experienced a steady and sustainable growth due to an underlying consumer demand for performance and sports lifestyle products. Multiline Retail was the worst contributor within the sector during the Reporting Period as department stores continued struggling to navigate tough consumer environment with decreasing sales of luxury goods and increased competition from on-line retailers.

On a country level Japan, Canada and Australia were strongest contributors to the Fund’s performance while United Kingdom, Switzerland and Sweden were the weakest contributors. On an individual security level, the top positive contributors to the Fund’s performance were adidas AG, Sony Corporation, and Aristocrat Leisure Limited. The top negative contributors to the Fund’s performance were Compagnie Financiere Richemont SA, Whitbread PLC, and Next plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER DISCRETIONARY SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER DISCRETIONARY SECTOR INDEX*
ONE YEAR	3.84%	3.85%	2.97%	3.84%	3.85%	2.97%
THREE YEARS	2.02%	0.81%	1.40%	0.67%	0.27%	0.46%
FIVE YEARS	63.33%	67.29%	60.44%	10.31%	10.84%	9.91%
SINCE INCEPTION (1)	69.33%	69.65%	64.51%	6.62%	6.65%	6.25%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index represents the non-U.S. consumer discretionary sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	HONDA MOTOR CO., LTD.	ADIDAS AG	LVMH MOET HENNESSY LOUIS VUITTON SE
MARKET VALUE	$964,451	414,243	293,697	281,276	275,166
% OF NET ASSETS	7.6	3.3	2.3	2.2	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Automobiles	23.4%
Hotels, Restaurants & Leisure	14.1
Auto Components	11.8
Media	11.7
Textiles, Apparel & Luxury Goods	11.4
Household Durables	9.4
Specialty Retail	8.2
Multiline Retail	4.0
INDUSTRY	PERCENT OF NET ASSETS
Leisure Equipment & Products	2.6
Internet & Catalog Retail	1.4
Diversified Consumer Services	0.6
Distributors	0.4
Short-Term Investments	9.0
Liabilities in Excess of Other Assets	(8.0)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Consumer Staples Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 14.46%, and the total return for the S&P Developed Ex-U.S. BMI Consumer Staples Sector Index (the “Index”) was 14.62% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, cash drag and optimization contributed to the difference between the Fund’s performance and that of the Index.

Consumer staples had a strong Reporting Period outpacing the market in the first 3 fiscal quarters and more than doubling the MSCI EAFE Index’s positive return for the Reporting Period. The sector’s defensive characteristics and non-cyclical nature made it attractive to investors concerned about both volatility and general global uncertainty. Specifically, both the “Brexit” vote and the Federal Reserve’s anticipated rate hike in the U.S. led investors to seek income-producing safe havens such as consumer staples and REITs. Additionally, there was an increase in disposable income throughout many developed nations during the Reporting Period. Consumer consumption steadily increased, which benefitted the sector. Spending in emerging markets continued to increase as well and consumer staple companies took advantage allocating more resources in those areas.

On an individual security level, the top positive contributors to the Fund’s performance were Anheuser-Busch InBev SA, British American Tobacco p.l.c., and Nestle S.A. The top negative contributors to the Fund’s performance were Carrefour SA, Tesco PLC, and Associated British Foods plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER STAPLES SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI CONSUMER STAPLES SECTOR INDEX*
ONE YEAR	14.46%	14.03%	14.62%	14.46%	14.03%	14.62%
THREE YEARS	21.44%	21.27%	23.36%	6.69%	6.64%	7.25%
FIVE YEARS	67.20%	68.80%	72.08%	10.83%	11.04%	11.46%
SINCE INCEPTION (1)	94.83%	94.78%	106.99%	8.46%	8.46%	9.27%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Consumer Staples Sector Index represents the non-U.S. consumer staples sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NESTLE SA	BRITISH AMERICAN TOBACCO PLC	ANHEUSER-BUSCH INBEV SA	UNILEVER NV	DIAGEO PLC
MARKET VALUE	$4,637,853	2,216,256	2,017,285	1,479,569	1,359,081
% OF NET ASSETS	13.1	6.3	5.7	4.2	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Food Products	28.4%
Beverages	19.8
Food & Staples Retailing	16.6
Personal Products	14.1
Tobacco	12.6
Household Products	7.7
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Energy Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 18.31%, and the total return for the S&P Developed Ex-U.S. BMI Energy Sector Index (the “Index”) was 17.97% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses, cash drag, securities lending, compounding and misweights between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology contributed to the difference between the Fund’s performance and that of the Index.

The Energy sector outpaced the broader global equity market for the Reporting Period. The monthly performance of the Energy sector was fairly volatile while mirroring the movement of oil during this time frame. The last quarter of 2015 would experience a sharp sell-off in the equity space and subsequently would give the Energy sector its worst quarter for the Reporting Period. The opening month of 2016 was anything but reassuring for global investors as growth assets sold off on a mosaic of uncertainties. The Federal Reserve’s December increase in rates, mounting concern about global growth prospects, and China’s miss in its manufacturing purchasing manager’s index (PMI) were all to blame for the sharp decline. However, both oil and energy began to rally in mid-February and were able to recover their Reporting Period losses by late March. This rally would continue as crude oil would post a gain of 30% through June helping to stimulate the Energy sector. The Energy sector would see signs of volatility in the final quarter due to the unexpected “Brexit” vote causing global economic uncertainty, yet would still recover to finish the Reporting Period on a positive note.

On an individual security level, the top positive contributors to the Fund’s performance were BP p.l.c., Royal Dutch Shell Plc Class B, and Canadian Natural Resources Limited. The top negative contributors to the Fund’s performance were Inpex Corporation, Seadrill Ltd., and Saipem S.p.A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI ENERGY SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI ENERGY SECTOR INDEX*
ONE YEAR	18.31%	18.31%	17.97%	18.31%	18.31%	17.97%
THREE YEARS	–21.52%	–21.36%	–22.30%	–7.76%	–7.70%	–8.06%
FIVE YEARS	–6.48%	–4.61%	–6.85%	–1.33%	–0.94%	–1.41%
SINCE INCEPTION (1)	–27.32%	–27.04%	–26.13%	–3.81%	–3.77%	–3.62%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Energy Sector Index represents the non-U.S. energy sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	TOTAL SA	BP PLC	ROYAL DUTCH SHELL PLC CLASS A	ROYAL DUTCH SHELL PLC CLASS B	SUNCOR ENERGY, INC.
MARKET VALUE	$4,039,816	3,772,206	3,698,624	3,340,997	1,622,072
% OF NET ASSETS	11.5	10.8	10.6	9.5	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	94.0%
Energy Equipment & Services	5.4
Machinery	0.2
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(7.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Financial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was –1.98%, and the total return for the S&P Developed Ex-U.S. BMI Financials Sector Index (the “Index”) was –1.21% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index performed positively in the last quarter of 2015, rebounding from a sharp sell-off in the previous quarter on global fears emanating from emerging markets led by China. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. On October 22nd, European Central Bank (ECB) President Draghi gave strong indications the ECB would be prepared to introduce additional stimulus measures before the end of 2015, citing the negative effect weak emerging markets growth will have on meeting ECB inflation targets. This was followed a day later by an interest rate cut by the Peoples Bank of China and further policy measures to combat weak investment growth and low inflation.

The Index lost 6.38% in the first quarter of 2016 due to an aggressive sell-off during the first two weeks of the calendar year on a mosaic of uncertainties persisting from 2015 stemming from conflicting messages from China’s policy makers and fears of deflation due to a rapid sell-off in oil prices. In the case of the ECB, an initial decline in the Euro against the U.S. dollar reversed during President Draghi’s press conference following the March 10th policy easing, sending the currency sharply higher on the day and European stocks sharply lower. While intended as a stimulus to discourage cash holdings and stimulate credit creation, negative interest rates are problematic for bank profitability and were cited as one of the reasons Eurozone financial stocks declined by 26% on the year through February 11th, before staging a partial recovery to close out the first quarter.

The Index gained 3.60% in April to start the second quarter of 2016, largely due to the continuation of the stock market rally from the rebound in oil prices that started on February 12th. After showing signs of pause in late April, the commodity led global reflation rally in growth assets retreated during the early part of May and the Index finished down 1.08% for the month. The last month of the second quarter of 2016 ended up being the worst month for the Index, which lost 7.80% when markets paused somewhat in June ahead of the British referendum on continuing EU membership and subsequently fell sharply once a British exit vote, known as “Brexit,” was confirmed. The second quarter of 2016 ended up being the second worst performing quarter as the Index lost 5.51%.

The Index gained 6.06% in July and helped deliver the best quarter in the Reporting Period, as the Index closed the quarter with a gain of 8.64%. Equity markets entered the third quarter riding the tailwind of an aggressive snap back rally following the surprising June 23rd U.K. referendum vote to leave the European Union. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although “Brexit” resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (CONTINUED) (UNAUDITED)

On an individual security level, the top positive contributors to the Fund’s performance were AIA Group Limited, Bank of Nova Scotia, and Royal Bank of Canada. The top negative contributors to the Fund’s performance were Lloyds Banking Group plc, UniCredit S.p.A., and Barclays PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI FINANCIALS SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI FINANCIALS SECTOR INDEX*
ONE YEAR	–1.98%	–1.83%	–1.21%	–1.98%	–1.83%	–1.21%
THREE YEARS	–7.29%	–7.05%	–5.34%	–2.49%	–2.41%	–1.81%
FIVE YEARS	40.03%	42.83%	42.58%	6.97%	7.39%	7.35%
SINCE INCEPTION (1)	–2.40%	–2.18%	–0.35%	–0.30%	–0.27%	–0.04%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Financials Sector Index represents the non-U.S. financial sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	HSBC HOLDINGS PLC	COMMONWEALTH BANK OF AUSTRALIA	ROYAL BANK OF CANADA	AIA GROUP, LTD.	TORONTO-DOMINION BANK
MARKET VALUE	$278,757	176,462	165,457	153,023	148,231
% OF NET ASSETS	4.4	2.8	2.6	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Banks	56.7%
Insurance	24.8
Capital Markets	8.4
Diversified Financial Services	6.7
Real Estate Management & Development	1.0
Media	0.4
Consumer Finance	0.3
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Health Care Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 0.80%, and the total return for the S&P Developed Ex-U.S. BMI Health Care Sector Index (the “Index”) was 0.59% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cumulative security misweights and Fund expenses contributed to the difference between the Fund’s performance and that of the Index.

The Fund had positive performance for the Reporting Period. The first quarter of the Reporting Period was positive as the Fund’s performance was buttressed by easy monetary policy across the globe as well as positive earnings and merger activity. Performance in the middle of the Reporting Period was mixed as positive factors such as strong macro data, dovish monetary policy and recovering oil prices were offset by terrorism and the surprise U.K. vote to leave the European Union, popularly known as “Brexit.” The Fund had negative performance in the last quarter of the Reporting Period as the negative impact of the Brexit vote began to materialize, weak macro data came out of China and concerns about terrorism and other geo-political issues outweighed unchanged interest rates by the Federal Reserve, the central Japanese bank’s announcement for additional monetary stimulus and curbed oil output from the Organization of the Petroleum Exporting Countries (OPEC). The Fund’s positive performance during the Reporting Period was also aided by strong performance of new pharmaceutical products including HIV and vaccine products. New cancer therapies also helped performance as the pipeline of drugs to battle the second most deadly killer continues to grow. Performance was negatively impacted as generic drugs, opposition to some mergers and potential pressure from the political arena continue to erode profit margins.

On an individual security level, the top positive contributors to the Fund’s performance were GlaxoSmithKline plc, CSL Limited, and Otsuka Holdings Co., Ltd. The top negative contributors to the Fund’s performance were Bayer AG, Novartis AG, and Valeant Pharmaceuticals International Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI HEALTH CARE SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI HEALTH CARE SECTOR INDEX*
ONE YEAR	0.80%	0.66%	0.59%	0.80%	0.66%	0.59%
THREE YEARS	20.65%	20.64%	20.83%	6.46%	6.45%	6.51%
FIVE YEARS	78.36%	79.16%	79.36%	12.27%	12.37%	12.39%
SINCE INCEPTION (1)	81.16%	81.23%	85.95%	7.50%	7.51%	7.85%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Health Care Sector Index represents the non-U.S. health care sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	GLAXOSMITHKLINE PLC	SANOFI	BAYER AG
MARKET VALUE	$5,856,729	4,717,325	2,911,446	2,544,943	2,375,553
% OF NET ASSETS	11.7	9.4	5.8	5.1	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Pharmaceuticals	72.8%
Health Care Equipment & Supplies	9.8
Health Care Providers & Services	7.2
Biotechnology	6.6
Life Sciences Tools & Services	2.3
Health Care Technology	0.4
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Industrial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 16.68%, and the total return for the S&P Developed Ex-U.S. BMI Industrial Sector Index (the “Index”) was 15.22% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fund expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund had positive performance for the Reporting Period. The first quarter of the Reporting Period was positive as the Fund’s performance was buttressed by easy monetary policy across the globe as well as better than expected manufacturing in China and Europe and construction spending and vehicle sales data in the U.S. Performance in the middle of the Reporting Period was mixed as positive factors such as recovering commodity prices and increased demand for steel from China (the world’s second largest economy) were offset by terrorism and the surprise U.K. vote to leave the European Union, popularly known as “Brexit.” The Fund had positive performance in the last quarter of the Reporting Period on the back of strong Chinese GDP, industrial production and accommodative monetary policy, despite geopolitical concerns and terrorist activity. The Fund’s positive performance during the Reporting Period was also aided by corporate transformative efforts resulting in higher efficiency and expense reductions as well as companies tapping into new and emerging growth areas such as battery storage systems to take advantage of the increasing use of non-fossil fuel power generation methods like wind and solar energy.

On an individual security level, the top positive contributors to the Fund’s performance were Siemens AG, ABB Ltd. and Daikin Industries, Ltd. The top negative contributors to the Fund’s performance were EasyJet plc, International Consolidated Airlines, and Capita plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INDUSTRIAL SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INDUSTRIAL SECTOR INDEX*
ONE YEAR	16.68%	16.80%	15.22%	16.68%	16.80%	15.22%
THREE YEARS	5.94%	5.42%	6.42%	1.94%	1.78%	2.10%
FIVE YEARS	51.63%	54.81%	53.05%	8.68%	9.13%	8.88%
SINCE INCEPTION (1)	32.31%	32.64%	33.54%	3.47%	3.50%	3.59%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Industrial Sector Index represents the non-U.S. industrial sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	SIEMENS AG	CANADIAN NATIONAL RAILWAY CO.	ABB, LTD.	SCHNEIDER ELECTRIC SE	CK HUTCHISON HOLDINGS, LTD.
MARKET VALUE	$569,336	322,610	321,564	259,302	235,131
% OF NET ASSETS	3.8	2.1	2.1	1.7	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Machinery	17.5%
Industrial Conglomerates	11.5
Road & Rail	10.6
Trading Companies & Distributors	9.2
Electrical Equipment	9.0
Construction & Engineering	7.8
Aerospace & Defense	6.4
Commercial Services & Supplies	6.3
Building Products	6.1
Professional Services	4.6
Transportation Infrastructure	3.6
Air Freight & Logistics	2.3
INDUSTRY	PERCENT OF NET ASSETS
Marine	1.8
Airlines	1.4
Media	0.7
Food Products	0.3
Auto Components	0.1
Real Estate Management & Development	0.1
Specialty Retail	0.1
Short-Term Investment	4.4
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Materials Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 23.96%, and the total return for the S&P Developed Ex-U.S. BMI Materials Sector Index (the “Index”) was 25.73% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Expenses, transaction costs, cash and receivables drag, compounding, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index gained 2.45% in the last quarter of 2015, rebounding from a sharp sell-off in the previous quarter on global fears emanating from emerging markets led by China. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy. On October 22nd, European Central Bank (ECB) President Draghi gave strong indications the ECB would be prepared to introduce additional stimulus measures before the end of 2015, citing the negative effect weak emerging markets growth will have on meeting ECB inflation targets. This was followed a day later by an interest rate cut by the Peoples Bank of China and further policy measures to combat weak investment growth and low inflation.

The Index gained 5.3% in the first quarter of 2016 despite an aggressive sell-off during the first two weeks of the calendar year on a mosaic of uncertainties persisting from 2015 stemming from conflicting messages from China’s policy makers and fears of deflation due to a rapid sell-off in oil prices. If there is a story to be told as to what was the catalyst that caused risk assets to rally beginning on February 12th, there are few as compelling as the reversal in oil prices. All in, the broader Bloomberg Commodity Index was up 3.8% for the first quarter of 2016 after being down more than 5.8% on February 11th.

The Index gained 9.67% in April to start the second quarter of 2016, largely due to the continuation of the stock market rally from the rebound in oil prices that started on February 12th. After showing signs of pause in late April, the commodity led global reflation rally in growth assets retreated during the early part of May and the Index finished down 5.66% for the month. The last month of the second quarter ended up 0.38% for the Index when markets paused somewhat in June ahead of the British referendum on continuing EU membership and subsequently fell sharply once a British exit vote, known as “Brexit,” was confirmed. Despite the negative returns in the final two months of the quarter, the Index was able to add 3.85% for the quarter.

The Index gained 8.35% in July and helped deliver the best quarter in the Reporting Period, as the Index closed the quarter with a gain of 12.23%. Equity markets entered the third quarter riding the tailwind of an aggressive snap back rally following the Brexit vote. Although the U.K. vote to leave the European Union was largely interpreted as an event which would likely cause some degree of deceleration in global growth, the market reaction in July echoed the circular logic that has frequently surrounded other disappointing data releases. Namely, that although Brexit resulted in pared forecasts for U.K., European and global growth generally, the anticipated policy response by major central banks provided fodder for markets that easy policy conditions would continue into the foreseeable future.

On an individual security level, the top positive contributors to the Fund’s performance were Glencore plc, Barrick Gold Corporation, and Syngenta AG. The top negative contributors to the Fund’s performance were Potash Corporation of Saskatchewan Inc., K+S AG, and Aekyung Petrochemical Co., Ltd.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (CONTINUED) (UNAUDITED)

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI MATERIALS SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI MATERIALS SECTOR INDEX*
ONE YEAR	23.96%	24.49%	25.73%	23.96%	24.49%	25.73%
THREE YEARS	–7.15%	–6.45%	–5.39%	–2.44%	–2.20%	–1.83%
FIVE YEARS	–1.36%	0.92%	0.10%	–0.27%	0.18%	0.02%
SINCE INCEPTION (1)	–25.26%	–24.96%	–18.16%	–3.48%	–3.44%	–2.41%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Materials Sector Index represents the non-U.S. materials sub-industry of developed countries included in the S&P Developed Broad Market Index (the “BMI Global Index”). The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	BASF SE	BHP BILLITON, LTD.	AIR LIQUIDE SA	SYNGENTA AG	RIO TINTO PLC
MARKET VALUE	$304,153	207,331	159,720	158,268	157,014
% OF NET ASSETS	6.1	4.1	3.2	3.2	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Chemicals	43.7%
Metals & Mining	41.1
Construction Materials	7.4
Containers & Packaging	4.1
Paper & Forest Products	3.3
Industrial Conglomerates	0.2
Building Products	0.1
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR® S&P International Technology Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 22.29%, and the total return for the S&P Developed Ex-U.S. BMI Information Technology Sector Index (the “Index”) was 22.49% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash, small security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The Index had a volatile but ultimately strong Reporting Period, returning 22.49%. The period was dominated by the prospect of earnings releases for technology companies. Increased optimism in earnings fueled a rally in the sector and overall market volatility reduced.

One of the developing areas of interest in the sector is the concept of the Internet of Things market — a development in the internet where everyday objects have internet connectivity — which helped boost firms linked to the trend. To gain access to this new area of the sector, Softbank acquired ARM Holdings, a semiconductor and software design company in September 2016 for $32 billion.

On an individual security level, the top positive contributors to the Fund’s performance were Samsung Electronics Co., Ltd., SAP SE, and ARM Holdings. The top negative contributors to the Fund’s performance were Nokia Oyj, SAMSUNG SDS CO.LTD, and LM Ericsson Telefon AB Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INFORMATION TECHNOLOGY SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI INFORMATION TECHNOLOGY SECTOR INDEX*
ONE YEAR	22.29%	23.01%	22.49%	22.29%	23.01%	22.49%
THREE YEARS	21.69%	22.75%	23.12%	6.76%	7.07%	7.18%
FIVE YEARS	71.21%	74.88%	73.42%	11.35%	11.83%	11.63%
SINCE INCEPTION (1)	41.16%	41.74%	43.66%	4.29%	4.34%	4.51%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Information Technology Sector Index represents the non-U.S. technology sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	SAMSUNG ELECTRONICS CO., LTD. GDR	SAP SE	ASML HOLDING NV	KEYENCE CORP.	CANON, INC.
MARKET VALUE	$1,425,492	701,404	391,929	284,366	254,603
% OF NET ASSETS	13.6	6.7	3.7	2.7	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Technology Hardware, Storage & Peripherals	21.1%
Software	20.1
Electronic Equipment, Instruments & Components	19.2
Semiconductors & Semiconductor Equipment	14.7
IT Services	11.7
Internet Software & Services	7.2
Communications Equipment	5.1
Media	0.4
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Telecommunications Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 6.19%, and the total return for the S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (the “Index”) was 6.17% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Cash, small security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

The Index ended the calendar year of 2015 with a positive fourth quarter return, however this positive performance waned with a largely neutral return over the course of the remainder of the Reporting Period. The telecommunications sector is undergoing change as consumers move their phone services away from the more traditional land lines and more toward cellphones. The “need to remain connected” has encouraged trends for improving technology in mobile networks and connectivity, leading to growth in global spending on cloud, mobile, social and big data technologies. Cable providers are also expanding their customer offerings to include bundled packages including internet access and telephone services.

On an individual security level, the top positive contributors to the Fund’s performance were SoftBank Group Corp., KDDI Corporation, and NTT DoCoMo, Inc. The top negative contributors to the Fund’s performance were Telefonica SA, Telecom Italia S.p.A., and BT Group plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI TELECOMMUNICATION SERVICES SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI TELECOMMUNICATION SERVICES SECTOR INDEX*
ONE YEAR	6.19%	6.10%	6.17%	6.19%	6.10%	6.17%
THREE YEARS	11.00%	11.38%	10.90%	3.54%	3.66%	3.51%
FIVE YEARS	46.02%	47.58%	47.92%	7.87%	8.09%	8.14%
SINCE INCEPTION (1)	42.62%	42.68%	43.77%	4.42%	4.42%	4.52%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index represents the non-U.S. telecommunications sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	VODAFONE GROUP PLC	SOFTBANK GROUP CORP.	KDDI CORP.	DEUTSCHE TELEKOM AG	TELEFONICA SA
MARKET VALUE	$2,616,883	2,014,468	1,903,791	1,854,458	1,520,195
% OF NET ASSETS	9.2	7.1	6.7	6.5	5.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Diversified Telecommunication Services	63.2%
Wireless Telecommunication Services	35.2
Media	0.6
Communications Equipment	0.2
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P International Utilities Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy.

For the 12-month period ended September 30, 2016 (the “Reporting Period”), the total return for the Fund was 6.22%, and the total return for the S&P Developed Ex-U.S. BMI Utilities Sector Index (the “Index”) was 6.24% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. Fees, cash, security misweights, and compounding contributed to the difference between the Fund’s performance and that of the Index.

While the performance varied from month to month, all four quarters of the Reporting Period posted positive returns. The demand for utility services like electricity, gas and water varies with the swings of the economy. After ups and downs in the last quarter of 2015, the opening month of 2016 was anything but reassuring for global investors. Growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Investor nerves were soothed to some degree at the end of February, after an intra-month recovery in the price levels of developed equity markets. February was also witness to a sharp sell-off in the British pound to seven year lows after the announcement of the long anticipated “Brexit” referendum. The relief rally in growth assets that began in the middle part of February continued for the better part of March. This was the best performing month of the Reporting Period, with a return of 6.69%. The months that followed saw both positive and negative returns, further emphasizing uneven economic growth for developed economies. Utility stocks entered the last quarter of the Reporting Period riding the tailwind of an aggressive snap back rally following the surprising June 23rd U.K. referendum vote to leave the European Union.

On an individual security level, the top positive contributors to the Fund’s performance were CLP Holdings Limited, National Grid plc, and Korea Electric Power Corporation. The top negative contributors to the Fund’s performance were Centrica plc, Kansai Electric Power Company, Incorporated, and Tokyo Electric Power Company Holdings, Incorporated.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of SSGA Funds Management Inc., (the “Adviser”) as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — PERFORMANCE SUMMARY (UNAUDITED)

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns are net of dividend withholding taxes.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2016 (as supplemented August 2, 2016) is 0.40%.

PERFORMANCE AS OF SEPTEMBER 30, 2016

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN
	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI UTILITLES SECTOR INDEX*	NET ASSET VALUE	MARKET VALUE	S&P DEVELOPED EX-U.S. BMI UTILITLES SECTOR INDEX*
ONE YEAR	6.22%	6.26%	6.24%	6.22%	6.26%	6.24%
THREE YEARS	2.71%	2.47%	2.94%	0.90%	0.82%	0.97%
FIVE YEARS	14.34%	15.48%	15.27%	2.72%	2.92%	2.88%
SINCE INCEPTION (1)	–22.67%	–22.63%	–23.28%	–3.08%	–3.08%	–3.18%

(1)	For the period July 16, 2008 to September 30, 2016.
*	The S&P Developed Ex-U.S. BMI Utilities Sector Index represents the non-U.S. utilities sub-industry of developed countries included in the S&P Broad Market Index (the “Global BMI Index”). The Global BMI Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — PERFORMANCE SUMMARY (CONTINUED) (UNAUDITED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Line graph is based on cumulative total return.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF — PORTFOLIO SUMMARY (UNAUDITED)

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2016

DESCRIPTION	NATIONAL GRID PLC	IBERDROLA SA	ENEL SPA	ENGIE SA	SSE PLC
MARKET VALUE	$2,860,379	2,091,755	1,770,108	1,287,678	1,055,690
% OF NET ASSETS	9.5	6.9	5.9	4.3	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Electric Utilities	48.6%
Multi-Utilities	28.6
Gas Utilities	14.5
Independent Power Producers & Energy Traders	4.2
Water Utilities	3.7
Oil, Gas & Consumable Fuels	0.1
Semiconductors & Semiconductor Equipment	0.1
Short-Term Investments	8.5
Liabilities in Excess of Other Assets	(8.3)
TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BELGIUM — 2.7%
Anheuser-Busch InBev SA	38,518	$5,047,210

DENMARK — 2.1%
Novo Nordisk A/S Class B	92,861	3,859,661

FRANCE — 14.2%
Air Liquide SA (a)	19,490	2,090,628
AXA SA	104,460	2,223,408
BNP Paribas SA	56,146	2,887,944
L’Oreal SA	12,242	2,312,646
LVMH Moet Hennessy Louis Vuitton SE	13,629	2,325,010
Sanofi	58,912	4,478,127
Schneider Electric SE	29,668	2,069,136
TOTAL SA	125,655	5,954,872
Vinci SA	28,129	2,153,367

		26,495,138

GERMANY — 14.5%
Allianz SE	22,943	3,405,980
BASF SE	46,110	3,943,900
Bayer AG	41,514	4,172,217
Daimler AG.	50,036	3,526,212
Deutsche Telekom AG	159,487	2,674,134
SAP SE	49,628	4,513,066
Siemens AG	40,264	4,714,913

		26,950,422

ITALY — 1.8%
Eni SpA	127,433	1,835,942
Intesa Sanpaolo SpA	722,027	1,601,731

		3,437,673

NETHERLANDS — 5.3%
ASML Holding NV	18,597	2,041,653
ING Groep NV	194,687	2,404,494
Royal Dutch Shell PLC Class A	217,161	5,410,490

		9,856,637

SPAIN — 4.0%
Banco Bilbao Vizcaya Argentaria SA	325,391	1,968,060
Banco Santander SA	724,677	3,214,405
Telefonica SA	222,121	2,250,321

		7,432,786

SWITZERLAND — 21.6%
ABB, Ltd. (b)	105,205	2,366,950
Nestle SA	156,217	12,335,889
Novartis AG	131,871	10,392,969
Roche Holding AG	35,267	8,767,637
Syngenta AG	4,648	2,037,755
UBS Group AG	180,710	2,466,261
Zurich Insurance Group AG (b)	7,558	1,949,144

		40,316,605

UNITED KINGDOM — 33.2%
AstraZeneca PLC	63,480	4,126,324
Barclays PLC	849,154	1,850,919
BP PLC	942,961	5,512,078
British American Tobacco PLC	93,587	5,993,376
BT Group PLC	440,503	2,226,196

Diageo PLC	126,316	3,627,087
GlaxoSmithKline PLC	244,712	5,222,783
HSBC Holdings PLC	1,000,137	7,518,342
Imperial Brands PLC	48,064	2,480,860
Lloyds Banking Group PLC	3,224,429	2,284,845
National Grid PLC	196,606	2,788,872
Prudential PLC	129,491	2,298,573
Reckitt Benckiser Group PLC	33,664	3,176,951
Rio Tinto PLC	60,280	2,015,929
Unilever NV	78,974	3,645,447
Unilever PLC	65,776	3,122,515
Vodafone Group PLC	1,335,803	3,847,824

		61,738,921

TOTAL COMMON STOCKS
(Cost $222,734,825)		185,135,053

SHORT-TERM INVESTMENTS — 0.8%
UNITED STATES — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	11,285	11,285
State Street Navigator Securities Lending Prime Portfolio (d) (e)	1,459,114	1,459,114

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,470,399)		1,470,399

TOTAL INVESTMENTS — 100.2%
(Cost $224,205,224)		186,605,452
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(385,767)

NET ASSETS — 100.0%		$186,219,685

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$5,047,210	$—	$—	$5,047,210
Denmark	3,859,661	—	—	3,859,661
France	26,495,138	—	—	26,495,138
Germany	26,950,422	—	—	26,950,422
Italy.	3,437,673	—	—	3,437,673
Netherlands	9,856,637	—	—	9,856,637
Spain	7,432,786	—	—	7,432,786
Switzerland	40,316,605	—	—	40,316,605
United Kingdom	61,738,921	—	—	61,738,921
Short-Term Investments	1,470,399	—	—	1,470,399

TOTAL INVESTMENTS	$186,605,452	$—	$—	$186,605,452

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	251,986	$251,986	7,744,804	7,985,505	11,285	$11,285	$863	$—
State Street Navigator Securities Lending Prime Portfolio	—	—	98,050,218	96,591,104	1,459,114	1,459,114	76,278	—

TOTAL		$251,986				$1,470,399	$77,141	$—

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BELGIUM — 4.4%
Anheuser-Busch InBev SA	856,793	$112,269,946

FINLAND — 1.5%
Nokia Oyj.	6,515,004	37,779,259

FRANCE — 36.0%
Air Liquide SA	434,087	46,563,087
Airbus Group SE	639,063	38,666,759
AXA SA	2,322,870	49,441,761
BNP Paribas SA	1,248,700	64,228,544
Cie de Saint-Gobain	580,897	25,113,681
Danone SA	682,524	50,661,705
Engie SA	1,831,007	28,375,487
Essilor International SA	243,873	31,462,604
L’Oreal SA	272,618	51,500,482
LVMH Moet Hennessy Louis Vuitton SE	303,503	51,775,441
Orange SA	2,235,295	34,992,503
Safran SA	394,552	28,377,444
Sanofi	1,310,386	99,607,467
Schneider Electric SE	660,655	46,076,083
Societe Generale SA	901,664	31,189,068
TOTAL SA (a)	2,795,163	132,464,588
Unibail-Rodamco SE	111,062	29,954,756
Vinci SA	626,414	47,954,034
Vivendi SA	1,218,981	24,589,542

		912,995,036

GERMANY — 32.8%
adidas AG	216,746	37,632,982
Allianz SE	510,287	75,754,140
BASF SE	1,025,598	87,721,882
Bayer AG	923,416	92,804,637
Bayerische Motoren Werke AG	358,507	30,140,215
Daimler AG.	1,112,883	78,428,762
Deutsche Bank AG (b)	1,542,283	20,053,329
Deutsche Post AG	1,070,547	33,469,707
Deutsche Telekom AG	3,552,002	59,556,762
E.ON SE	2,237,468	15,876,343
Fresenius SE & Co. KGaA	448,455	35,787,176
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Muenchen	179,798	33,541,463
SAP SE	1,103,864	100,383,075
Siemens AG	895,616	104,876,604
Volkswagen AG Preference Shares	204,695	26,902,740

		832,929,817

IRELAND — 1.2%
CRH PLC	927,829	31,035,796

ITALY — 4.5%
Enel SpA	8,672,979	38,674,883
Eni SpA	2,836,171	40,861,047
Intesa Sanpaolo SpA	16,052,532	35,610,637

		115,146,567

LUXEMBOURG — 0.0% (c)
APERAM SA	1	45

NETHERLANDS — 6.4%
ASML Holding NV	413,490	45,394,598
ING Groep NV	4,329,455	53,471,205
Koninklijke Ahold Delhaize NV	1,430,447	32,616,914
Koninklijke Philips NV	1,060,563	31,441,287

		162,924,004

SPAIN — 10.0%
Banco Bilbao Vizcaya Argentaria SA	7,235,262	43,760,977
Banco Santander SA	16,117,436	71,491,125
Iberdrola SA	6,412,011	43,609,613
Industria de Diseno Textil SA	1,173,322	43,513,118
Telefonica SA	4,939,433	50,041,680

		252,416,513

UNITED KINGDOM — 3.2%
Unilever NV	1,756,535	81,081,809

TOTAL COMMON STOCKS
(Cost $3,020,480,382)		2,538,578,792

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	225,328	225,328
State Street Navigator Securities Lending Prime Portfolio (d) (f)	23,347,306	23,347,306

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,572,634)		23,572,634

TOTAL INVESTMENTS — 100.9%
(Cost $3,044,053,016)		2,562,151,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(23,435,975)

NET ASSETS — 100.0%		$2,538,715,451

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$112,269,946	$—	$—	$112,269,946
Finland	37,779,259	—	—	37,779,259
France	912,995,036	—	—	912,995,036
Germany	832,929,817	—	—	832,929,817
Ireland	31,035,796	—	—	31,035,796
Italy	115,146,567	—	—	115,146,567
Luxembourg	45	—	—	45
Netherlands	162,924,004	—	—	162,924,004
Spain	252,416,513	—	—	252,416,513
United Kingdom	81,081,809	—	—	81,081,809
Short-Term Investments	23,572,634	—	—	23,572,634

TOTAL INVESTMENTS	$2,562,151,426	$—	$—	$2,562,151,426

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	278,198	$278,198	114,996,719	115,049,589	225,328	$225,328	$11,433	$—
State Street Navigator Securities Lending Prime Portfolio	29,979,227	29,979,227	1,743,994,345	1,750,626,266	23,347,306	23,347,306	2,059,751	—

TOTAL		$30,257,425				$23,572,634	$2,071,184	$—

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRIA — 3.9%
IMMOFINANZ AG (a)	40,428	$94,955
Raiffeisen Bank International AG (a)	5,468	83,295
Voestalpine AG	5,271	182,445
Wienerberger AG	5,581	94,800

		455,495

BELGIUM — 6.6%
Ackermans & van Haaren NV	1,075	142,493
bpost SA	4,696	127,105
Cofinimmo SA REIT	916	113,955
Colruyt SA	3,056	169,519
Ontex Group NV	3,021	95,875
Telenet Group Holding NV (a)	2,439	127,262

		776,209

FINLAND — 7.4%
Amer Sports Oyj	5,674	173,567
Huhtamaki Oyj	4,581	213,442
Kesko Oyj Class B	3,271	150,714
Metso Oyj	5,134	149,836
Orion Oyj Class B	4,914	193,779

		881,338

FRANCE — 24.0%
Air France-KLM (a)	11,751	63,163
Bollore SA	42,030	146,187
Casino Guichard Perrachon SA	2,677	130,264
CNP Assurances.	7,095	119,242
Dassault Aviation SA	108	119,859
Elior Group (b)	5,750	131,693
Eurazeo SA	2,164	125,583
Eutelsat Communications SA	6,927	143,470
Faurecia	3,526	138,292
Fonciere Des Regions	1,425	132,853
ICADE	1,707	133,189
Imerys SA	1,553	112,203
Ipsen SA	1,709	120,017
JCDecaux SA	3,089	99,907
Lagardere SCA	4,898	124,757
Orpea	1,928	170,908
Plastic Omnium SA.	3,179	105,462
Rubis SCA	1,941	177,994
SEB SA	1,173	165,568
SFR Group SA.	4,544	133,843
Technicolor SA	17,014	116,175
Ubisoft Entertainment SA (a)	3,623	136,803

		2,847,432

GERMANY — 20.9%
Aareal Bank AG	2,843	93,900
Axel Springer SE	1,921	98,399
Bilfinger SE (a)	2,186	72,151
Covestro AG (b)	3,470	205,235
Deutsche EuroShop AG	2,115	98,282
Deutsche Lufthansa AG	11,171	124,347
Duerr AG	1,170	98,245
Fraport AG Frankfurt Airport Services Worldwide	1,766	96,622
Freenet AG	6,130	179,283

Fuchs Petrolub SE Preference Shares	3,329	151,927
Gerresheimer AG	1,505	127,914
HOCHTIEF AG	861	121,481
KION Group AG	3,111	201,448
Rheinmetall AG	2,086	145,250
Sartorius AG Preference Shares	1,638	136,365
Schaeffler AG Preference Shares	7,883	124,734
STADA Arzneimittel AG	2,985	165,916
Telefonica Deutschland Holding AG	30,414	122,396
Uniper SE (a)	9,303	114,009

		2,477,904

IRELAND — 3.1%
Glanbia PLC	9,002	173,244
Kingspan Group PLC	7,145	192,549

		365,793

ITALY — 12.7%
A2A SpA	74,389	105,083
Azimut Holding SpA	5,389	79,336
Banca Popolare dell’Emilia Romagna SC	22,857	85,074
Banca Popolare di Milano Scarl	208,560	83,720
Banco Popolare SC	39,309	92,592
Davide Campari-Milano SpA	10,525	118,635
Italcementi SpA (a)	9,123	108,471
Mediaset SpA	32,933	103,406
Moncler SpA	6,851	116,950
Poste Italiane SpA (b)	22,083	151,507
Recordati SpA	4,881	156,934
Saipem SpA (a)	273,224	115,665
Unione di Banche Italiane SpA	42,823	98,655
UnipolSai SpA.	52,529	85,479

		1,501,507

LUXEMBOURG — 3.0%
Eurofins Scientific SE	439	199,486
RTL Group SA (a)	1,845	153,287

		352,773

NETHERLANDS — 8.4%
Aalberts Industries NV	4,593	156,655
ASM International NV	2,485	101,680
Euronext NV (b)	2,215	94,553
IMCD Group NV	2,498	109,750
Koninklijke Vopak NV	3,174	166,648
OCI NV (a)	4,107	60,624
PostNL NV (a)	19,968	90,680
SBM Offshore NV	8,616	122,437
Wereldhave NV	1,912	96,874

		999,901

PORTUGAL — 1.7%
Jeronimo Martins SGPS SA	11,711	203,137

SPAIN — 7.0%
Bolsas y Mercados Espanoles SHMSF SA	3,574	106,215
Cellnex Telecom SA (b)	7,332	132,659
Mapfre SA	47,643	133,318
Mediaset Espana Comunicacion SA	7,962	94,398
Merlin Properties Socimi SA (a)	15,463	183,070
Viscofan SA	1,834	99,260
Zardoya Otis SA.	8,819	84,837

		833,757

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

UNITED KINGDOM — 1.2%
Dialog Semiconductor PLC (a)	3,730	$143,841

TOTAL COMMON STOCKS
(Cost $12,194,318)		11,839,087

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $906)	906	906

TOTAL INVESTMENTS — 99.9%
(Cost $12,195,224)		11,839,993
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		13,964

NET ASSETS — 100.0%		$11,853,957

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.0% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$455,495	$—	$—	$455,495
Belgium.	776,209	—	—	776,209
Finland	881,338	—	—	881,338
France	2,847,432	—	—	2,847,432
Germany	2,477,904	—	—	2,477,904
Ireland	365,793	—	—	365,793
Italy.	1,501,507	—	—	1,501,507
Luxembourg.	352,773	—	—	352,773
Netherlands	999,901	—	—	999,901
Portugal	203,137	—	—	203,137
Spain	833,757	—	—	833,757
United Kingdom.	143,841	—	—	143,841
Short-Term Investment	906	—	—	906

TOTAL INVESTMENTS	$11,839,993	$—	$—	$11,839,993

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,463	$1,463	553,056	553,613	906	$906	$19	$—

TOTAL		$1,463				$906	$19	$—

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.1%
UNITED STATES — 99.1%
SPDR EURO STOXX 50 ETF (a) (Cost $15,444,465)	445,148	$14,583,049

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $70,339)	70,339	70,339

TOTAL INVESTMENTS — 99.6%
(Cost $15,514,804)		14,653,388
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		63,059

NET ASSETS — 100.0%		$14,716,447

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	2,987,810	EUR	2,658,549	10/05/2016	$4
BNP Paribas SA	EUR	2,329,749	USD	2,598,474	10/05/2016	(19,818)
BNP Paribas SA	EUR	2,658,549	USD	2,991,798	11/03/2016	(123)
Citibank N.A.	USD	2,989,206	EUR	2,658,549	10/05/2016	(1,392)
Citibank N.A.	EUR	2,329,749	USD	2,598,253	10/05/2016	(20,039)
Citibank N.A.	EUR	2,658,549	USD	2,991,665	11/03/2016	(256)
Goldman Sachs Capital Markets L.P.	USD	60,330	EUR	54,000	10/05/2016	359
Goldman Sachs Capital Markets L.P.	EUR	18,000	USD	20,069	10/05/2016	(161)
Goldman Sachs Capital Markets L.P.	EUR	202,000	USD	225,282	10/05/2016	(1,736)
Goldman Sachs Capital Markets L.P.	EUR	1,478,000	USD	1,667,855	10/05/2016	6,803
Goldman Sachs Capital Markets L.P.	USD	432,175	EUR	384,000	11/03/2016	(23)
Royal Bank of Canada	USD	162,138	EUR	144,000	10/07/2016	(289)
Toronto Dominion Bank	USD	2,987,824	EUR	2,658,549	10/05/2016	(9)
Toronto Dominion Bank	EUR	2,329,752	USD	2,598,443	10/05/2016	(19,853)
Toronto Dominion Bank	EUR	2,658,549	USD	2,991,678	11/03/2016	(243)
UBS	USD	2,987,819	EUR	2,658,549	10/05/2016	(5)
UBS	EUR	2,329,749	USD	2,598,486	10/05/2016	(19,806)
UBS	EUR	2,658,549	USD	2,991,756	11/03/2016	(166)
Westpac Banking Corp.	USD	2,987,827	EUR	2,658,552	10/05/2016	(9)
Westpac Banking Corp.	EUR	2,329,749	USD	2,598,462	10/05/2016	(19,830)
Westpac Banking Corp.	EUR	2,658,552	USD	2,991,815	11/03/2016	(110)

						$(96,702)

During the period ended September 30, 2016, average notional value related to forward foreign currency exchange contracts was $35,257,083 or 240% of net assets.

EUR = Euro

USD = U.S. dollar

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
EURO STOXX 50	12/16/2016	4	$134,586	$(258)

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

During the period ended September 30, 2016, average notional value related to futures contracts was $136,572 or 1% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$14,583,049	$—	$—	$14,583,049
Short-Term Investment	70,339	—	—	70,339

TOTAL INVESTMENTS	$14,653,388	$—	$—	$14,653,388

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	7,166	—	7,166

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$14,653,388	$7,166	$—	$14,660,554

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(103,868)	—	(103,868)
Futures Contracts (b)	(258)	—	—	(258)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(258)	$(103,868)	$—	$(104,126)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR EURO STOXX 50 ETF	197,566	$6,687,609	383,603	136,021	445,148	$14,583,049	$411,181	$(160,896)
State Street Institutional Liquid Reserves Fund, Premier Class	113,782	113,782	2,544,691	2,588,134	70,339	70,339	390	—

TOTAL		$6,801,391				$14,653,388	$411,571	$(160,896)

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.3%
UNITED STATES — 99.3%
SPDR S&P International Dividend ETF (a) (Cost $1,960,163)	55,446	$2,039,858

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $107)	107	107

TOTAL INVESTMENTS — 99.3%
(Cost $1,960,270)		2,039,965
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		14,764

NET ASSETS — 100.0%		$2,054,729

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	258,506	GBP	199,000	10/05/2016	$1
BNP Paribas SA	USD	247,134	AUD	330,000	10/05/2016	5,398
BNP Paribas SA	USD	39,546	SEK	336,000	10/05/2016	(326)
BNP Paribas SA	USD	37,586	SEK	322,000	10/05/2016	—
BNP Paribas SA	USD	18,569	CHF	18,000	10/05/2016	—
BNP Paribas SA	USD	17,485	CHF	17,000	10/05/2016	52
BNP Paribas SA	USD	16,137	SGD	22,000	10/05/2016	(1)
BNP Paribas SA	USD	16,136	SGD	22,000	10/05/2016	—
BNP Paribas SA	USD	6,872	CZK	165,000	10/05/2016	(10)
BNP Paribas SA	USD	6,613	CZK	159,000	10/05/2016	—
BNP Paribas SA	CZK	380,000	USD	15,677	10/05/2016	(127)
BNP Paribas SA	SGD	44,000	USD	32,283	10/05/2016	12
BNP Paribas SA	CHF	34,000	USD	34,673	10/05/2016	(403)
BNP Paribas SA	SEK	622,000	USD	72,647	10/05/2016	43
BNP Paribas SA	GBP	414,000	USD	542,651	10/05/2016	4,853
BNP Paribas SA	CZK	159,000	USD	6,619	11/03/2016	(2)
BNP Paribas SA	SGD	22,000	USD	16,139	11/03/2016	(3)
BNP Paribas SA	CHF	18,000	USD	18,601	11/03/2016	(1)
BNP Paribas SA	SEK	322,000	USD	37,641	11/03/2016	—
BNP Paribas SA	GBP	199,000	USD	258,655	11/03/2016	(8)
Citibank N.A.	USD	482,873	AUD	631,000	10/05/2016	—
Citibank N.A.	USD	247,140	AUD	330,000	10/05/2016	5,392
Citibank N.A.	USD	148,974	CAD	196,000	10/05/2016	164
Citibank N.A.	USD	134,550	GBP	102,000	10/05/2016	(2,049)
Citibank N.A.	AUD	1,312,000	USD	985,107	10/05/2016	(18,901)
Citibank N.A.	AUD	631,000	USD	482,557	11/03/2016	(11)
Goldman Sachs Capital Markets L.P.	USD	148,972	CAD	196,000	10/05/2016	165
Goldman Sachs Capital Markets L.P.	USD	55,765	TRY	167,000	10/05/2016	(133)
Goldman Sachs Capital Markets L.P.	USD	11,796	GBP	9,000	10/05/2016	(105)
Goldman Sachs Capital Markets L.P.	USD	10,513	AUD	14,000	10/05/2016	201
Goldman Sachs Capital Markets L.P.	USD	7,159	ZAR	106,000	10/05/2016	548
Goldman Sachs Capital Markets L.P.	USD	5,239	AUD	7,000	10/05/2016	118
Goldman Sachs Capital Markets L.P.	USD	4,469	EUR	4,000	10/05/2016	27
Goldman Sachs Capital Markets L.P.	USD	3,691	TRY	11,000	10/05/2016	(27)
Goldman Sachs Capital Markets L.P.	USD	3,027	CAD	4,000	10/05/2016	16
Goldman Sachs Capital Markets L.P.	USD	2,619	GBP	2,000	10/05/2016	(20)
Goldman Sachs Capital Markets L.P.	USD	2,270	CZK	55,000	10/05/2016	18
Goldman Sachs Capital Markets L.P.	USD	2,191	HKD	17,000	10/05/2016	1

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	USD	1,186	ZAR	17,000	10/05/2016	$50
Goldman Sachs Capital Markets L.P.	USD	350	SEK	3,000	10/05/2016	—
Goldman Sachs Capital Markets L.P.	USD	334	TRY	1,000	10/05/2016	(1)
Goldman Sachs Capital Markets L.P.	USD	241	NOK	2,000	10/05/2016	9
Goldman Sachs Capital Markets L.P.	USD	41	CZK	1,000	10/05/2016	—
Goldman Sachs Capital Markets L.P.	CHF	1,000	USD	1,020	10/05/2016	(12)
Goldman Sachs Capital Markets L.P.	NOK	11,000	USD	1,319	10/05/2016	(58)
Goldman Sachs Capital Markets L.P.	NZD	4,000	USD	2,898	10/05/2016	(11)
Goldman Sachs Capital Markets L.P.	SEK	39,000	USD	4,555	10/05/2016	2
Goldman Sachs Capital Markets L.P.	EUR	8,000	USD	8,922	10/05/2016	(69)
Goldman Sachs Capital Markets L.P.	HKD	174,000	USD	22,438	10/05/2016	3
Goldman Sachs Capital Markets L.P.	CAD	39,000	USD	29,731	10/05/2016	56
Goldman Sachs Capital Markets L.P.	USD	8,413	AUD	11,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	USD	5,327	CAD	7,000	11/03/2016	1
Goldman Sachs Capital Markets L.P.	USD	2,650	TRY	8,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	USD	1,453	NZD	2,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	NOK	3,000	USD	375	11/03/2016	—
Goldman Sachs Capital Markets L.P.	SEK	11,000	USD	1,286	11/03/2016	—
Goldman Sachs Capital Markets L.P.	ZAR	29,000	USD	2,096	11/03/2016	(1)
Goldman Sachs Capital Markets L.P.	EUR	2,000	USD	2,251	11/03/2016	—
Goldman Sachs Capital Markets L.P.	GBP	4,000	USD	5,199	11/03/2016	—
Goldman Sachs Capital Markets L.P.	HKD	100,000	USD	12,896	11/03/2016	(1)
Societe Generale	USD	27,050	THB	945,000	10/05/2016	222
Societe Generale	USD	26,085	THB	904,000	10/05/2016	4
Societe Generale	USD	635	THB	22,000	10/05/2016	(1)
Societe Generale	USD	286	THB	10,000	10/05/2016	2
Societe Generale	THB	1,881,000	USD	54,300	10/05/2016	15
Societe Generale	USD	1,125	THB	39,000	11/03/2016	—
Societe Generale	THB	904,000	USD	26,070	11/03/2016	(10)
Toronto Dominion Bank	USD	402,340	EUR	358,000	10/05/2016	(1)
Toronto Dominion Bank	USD	210,432	EUR	187,000	10/05/2016	(272)
Toronto Dominion Bank	USD	210,432	EUR	187,000	10/05/2016	(272)
Toronto Dominion Bank	USD	134,550	GBP	102,000	10/05/2016	(2,049)
Toronto Dominion Bank	EUR	728,000	USD	811,960	10/05/2016	(6,204)
Toronto Dominion Bank	EUR	358,000	USD	402,859	11/03/2016	(33)
UBS	USD	286,099	CAD	376,000	10/05/2016	1
UBS	USD	53,633	TRY	161,000	10/05/2016	—
UBS	TRY	340,000	USD	114,044	10/05/2016	782
UBS	CAD	733,000	USD	558,791	10/05/2016	1,048
UBS	TRY	161,000	USD	53,312	11/03/2016	(11)
UBS	CAD	376,000	USD	286,175	11/03/2016	(2)
Westpac Banking Corp.	USD	201,239	HKD	1,561,000	10/05/2016	28
Westpac Banking Corp.	USD	192,113	HKD	1,490,000	10/05/2016	—
Westpac Banking Corp.	USD	109,380	ZAR	1,585,000	10/05/2016	5,861
Westpac Banking Corp.	USD	110,233	ZAR	1,516,000	10/05/2016	(9)
Westpac Banking Corp.	USD	57,433	NZD	79,000	10/05/2016	13
Westpac Banking Corp.	USD	55,992	NZD	77,000	10/05/2016	—
Westpac Banking Corp.	USD	28,520	NOK	235,000	10/05/2016	884
Westpac Banking Corp.	USD	28,152	NOK	225,000	10/05/2016	—
Westpac Banking Corp.	NOK	451,000	USD	54,073	10/05/2016	(2,357)
Westpac Banking Corp.	NZD	152,000	USD	110,117	10/05/2016	(413)
Westpac Banking Corp.	ZAR	3,224,000	USD	217,690	10/05/2016	(16,718)
Westpac Banking Corp.	HKD	2,894,000	USD	373,218	10/05/2016	80
Westpac Banking Corp.	NOK	225,000	USD	28,155	11/03/2016	(1)
Westpac Banking Corp.	NZD	77,000	USD	55,925	11/03/2016	—
Westpac Banking Corp.	ZAR	1,516,000	USD	109,611	11/03/2016	(9)
Westpac Banking Corp.	HKD	1,490,000	USD	192,165	11/03/2016	(4)

						$(24,576)

See accompanying notes to financial statements.

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

During the period ended September 30, 2016, average notional value related to forward foreign currency exchange contracts was $11,767,952 or 573% of net assets.

AUD — Australian dollar

CAD — Canadian dollar

CHF — Swiss franc

CZK — Czech koruna

EUR — Euro

GBP — British pound

HKD — Hong Kong dollar

NOK — Norwegian krone

NZD — New Zealand dollar

SEK — Swedish krona

SGD — Singapore dollar

THB — Thai baht

TRY — Turkish New lira

USD — U.S. dollar

ZAR — South African rand

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$2,039,858	$—	$—	$2,039,858
Short-Term Investment	107	—	—	107

TOTAL INVESTMENTS	$2,039,965	$—	$—	$2,039,965

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	26,070	—	26,070

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,039,965	$26,070	$—	$2,066,035

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(50,646)	—	(50,646)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(50,646)	$—	$(50,646)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR S&P International Dividend ETF	114,286	$3,881,153	10,075	68,915	55,446	$2,039,858	$160,425	$28,268
State Street Institutional Liquid Reserves Fund, Premier Class .	14,218	14,218	179,590	193,701	107	107	17	—

TOTAL		$3,895,371				$2,039,965	$160,442	$28,268

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 11.2%
360 Capital Industrial Fund	649	$1,306
Abacus Property Group	1,172	2,592
BWP Trust	1,726	4,240
Cedar Woods Properties, Ltd.	247	926
Charter Hall Retail REIT	1,169	3,784
Cromwell Property Group	4,724	3,398
Dexus Property Group REIT	3,489	24,430
Gateway Lifestyle	1,078	1,765
GDI Property Group	2,125	1,553
GPT Group REIT	6,473	25,065
Growthpoint Properties Australia, Ltd.	1,044	2,740
Investa Office Fund REIT	2,225	7,781
Mirvac Group REIT	13,337	22,862
New South Resources, Ltd. (a)	1,204	1,479
Scentre Group REIT	18,830	67,726
Shopping Centres Australasia Property Group	2,819	4,854
Stockland REIT.	8,460	30,816
Vicinity Centres REIT	12,127	29,418

		236,735

AUSTRIA — 1.2%
BUWOG AG (a)	326	8,826
CA Immobilien Anlagen AG (a)	219	4,176
Conwert Immobilien Invest SE (a)	208	3,916
IMMOFINANZ AG (a)	2,698	6,337
S IMMO AG (a)	143	1,506

		24,761

BELGIUM — 1.2%
Aedifica SA (a)	49	4,254
Befimmo SA	82	4,955
Cofinimmo SA REIT	70	8,708
Intervest Offices & Warehouses NV	61	1,680
Warehouses De Pauw CVA	48	4,765

		24,362

BERMUDA — 0.0% (b)
CSI Properties, Ltd.	20,000	735

CANADA — 3.6%
Allied Properties Real Estate Investment Trust	156	4,472
Artis Real Estate Investment Trust	282	2,663
Boardwalk Real Estate Investment Trust	74	2,914
Brookfield Canada Office Properties	54	1,131
Canadian Apartment Properties	223	5,195
Canadian Real Estate Investment Trust	114	4,082
Choice Properties Real Estate Investment Trust	180	1,891
Cominar Real Estate Investment Trust	242	2,810
Crombie Real Estate Investment Trust	158	1,720
CT Real Estate Investment Trust	131	1,535
Dream Global Real Estate Investment Trust	207	1,419
Dream Industrial Real Estate Investment Trust	117	699
Dream Office Real Estate Investment Trust	162	2,086
First Capital Realty, Inc.	446	7,459
Granite Real Estate Investment Trust	96	2,928
H&R Real Estate Investment Trust	458	7,817

InterRent Real Estate Investment Trust	141	834
Killam Apartment Real Estate Investment Trust	207	1,904
Milestone Apartments Real Estate Investment Trust .	108	1,586
Morguard Real Estate Investment Trust	130	1,558
Northview Apartment Real Estate Investment Trust .	75	1,249
NorthWest Healthcare Properties Real Estate Investment Trust	97	772
Pure Industrial Real Estate Trust	345	1,446
RioCan Real Estate Investment Trust	537	11,122
Smart Real Estate Investment Trust REIT	207	5,568

		76,860

FINLAND — 0.4%
Citycon Oyj	1,176	2,995
Sponda Oyj	649	3,340
Technopolis Oyj	478	1,751

		8,086

FRANCE — 9.0%
ANF Immobilier	26	612
Fonciere de Paris SIIC	8	1,221
Fonciere Des Regions	118	11,001
Gecina SA REIT	149	23,468
ICADE	134	10,455
Klepierre REIT	793	36,360
Mercialys SA	152	3,657
Nexity SA (a)	148	7,816
Unibail-Rodamco SE	353	95,208

		189,798

GERMANY — 8.3%
ADLER Real Estate AG (a)	96	1,529
ADO Properties SA (c)	81	3,241
alstria office REIT-AG (a)	531	7,292
Deutsche EuroShop AG	166	7,714
Deutsche Wohnen AG	1,188	43,196
DIC Asset AG	185	1,867
Grand City Properties SA	415	8,115
Hamborner REIT AG	326	3,450
LEG Immobilien AG (a)	225	21,541
PATRIZIA Immobilien AG (a)	123	2,693
TAG Immobilien AG	443	6,445
TLG Immobilien AG	223	5,036
Vonovia SE	1,651	62,536

		174,655

HONG KONG — 18.7%
Champion REIT	7,000	4,242
Cheung Kong Property Holdings, Ltd.	9,404	68,627
Far East Consortium International, Ltd.	4,454	1,780
Hang Lung Properties, Ltd.	8,000	17,989
Henderson Land Development Co., Ltd.	3,700	21,944
Hongkong Land Holdings, Ltd.	3,800	26,980
Hysan Development Co., Ltd.	2,000	9,374
Kerry Properties, Ltd.	2,000	6,550
Kowloon Development Co., Ltd.	1,000	999
Lai Sun Development Co., Ltd.	45,000	899

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	4,000	$1,583
Link REIT	8,000	58,794
Liu Chong Hing Investment, Ltd.	2,000	2,862
New World Development Co., Ltd.	20,389	26,499
Prosperity REIT	4,000	1,769
Regal Real Estate Investment Trust	5,000	1,328
Sino Land Co., Ltd.	10,246	18,125
Sun Hung Kai Properties, Ltd.	5,000	75,490
Sunlight Real Estate Investment Trust	4,000	2,548
Swire Properties, Ltd.	4,000	11,707
Wharf Holdings, Ltd.	5,000	36,391

		396,480

INDIA — 0.1%
Ascendas India Trust	3,200	2,535

IRELAND — 0.4%
Green REIT PLC	2,331	3,812
Hibernia REIT PLC	2,455	3,780
Irish Residential Properties REIT PLC	1,352	1,791

		9,383

ISRAEL — 0.4%
Africa Israel Properties, Ltd.	54	905
Amot Investments, Ltd.	439	1,958
Bayside Land Corp.	3	1,215
Blue Square Real Estate, Ltd.	20	812
Melisron, Ltd.	57	2,526
Reit 1, Ltd.	665	2,054

		9,470

ITALY — 0.1%
Beni Stabili SpA SIIQ (a)	2,837	1,693
Immobiliare Grande Distribuzione SIIQ SpA	1,186	894

		2,587

JAPAN — 18.9%
Activia Properties, Inc.	1	5,303
Advance Residence Investment Corp.	3	8,488
Aeon Mall Co., Ltd.	300	4,704
AEON REIT Investment Corp.	3	3,905
Ardepro Co., Ltd.	300	326
Comforia Residential REIT, Inc.	1	2,460
Daibiru Corp.	100	906
Daiwa House Industry Co., Ltd.	1,200	32,653
Daiwa House REIT Investment Corp.	2	5,880
Daiwa Office Investment Corp.	1	6,132
Frontier Real Estate Investment Corp.	1	4,987
Fukuoka Corp. REIT	2	3,747
Global One Real Estate Investment Corp.	1	3,817
GLP J — REIT	5	6,646
Goldcrest Co., Ltd.	100	1,630
Hankyu REIT, Inc.	1	1,356
Heiwa Real Estate REIT, Inc.	2	1,645
Hulic Co., Ltd.	600	6,073
Hulic, Inc. REIT	2	3,567
Ichigo Office REIT Investment	3	2,201
Industrial & Infrastructure Fund Investment Corp.	1	5,076
Invesco Office J-REIT, Inc.	2	1,756
Invincible Investment Corp. REIT	6	3,342

Japan Excellent, Inc.	2	2,881
Japan Hotel REIT Investment Corp.	9	7,137
Japan Logistics Fund, Inc.	2	4,523
Japan Prime Realty Investment Corp.	2	9,026
Japan Real Estate Investment Corp.	3	17,923
Japan Rental Housing Investments, Inc.	4	3,354
Japan Retail Fund Investment Corp. REIT	5	12,349
Kenedix Office Investment Corp. REIT	1	6,152
Kenedix Residential Investment Corp.	1	2,845
Kenedix Retail REIT Corp.	1	2,372
Leopalace21 Corp.	600	3,934
MCUBS MidCity Investment Corp.	1	3,096
Mitsubishi Estate Co., Ltd.	2,000	37,288
Mitsui Fudosan Co., Ltd.	2,000	42,176
Mori Hills Investment Corp. REIT	3	4,491
Mori Trust Sogo REIT, Inc.	2	3,506
Nippon Accommodations Fund, Inc.	1	4,681
Nippon Building Fund, Inc.	3	18,990
Nippon Prologis, Inc. REIT	3	7,584
NIPPON REIT Investment Corp.	1	2,563
Nomura Real Estate Holdings, Inc.	200	3,350
Nomura Real Estate Master Fund, Inc.	8	13,351
NTT Urban Development Corp.	200	1,922
Orix JREIT, Inc. REIT	5	8,779
Premier Investment Corp.	3	3,973
Sekisui House Reit, Inc.	2	3,069
Sekisui House SI Residential Investment Corp.	2	2,283
Sumitomo Realty & Development Co., Ltd.	1,000	25,650
Sun Frontier Fudousan Co., Ltd.	100	1,002
Takara Leben Co., Ltd.	200	1,339
TOC Co., Ltd.	100	826
Tokyo Tatemono Co., Ltd.	400	4,768
Tokyu REIT, Inc.	2	2,684
Tosei Corp.	100	748
United Urban Investment Corp.	6	10,932
Unizo Holdings Co., Ltd.	100	2,780

		400,927

NETHERLANDS — 1.0%
Eurocommercial Properties NV	174	7,865
NSI NV.	487	2,018
Vastned Retail NV	80	3,236
Wereldhave NV	139	7,043

		20,162

NEW ZEALAND — 0.7%
Argosy Property, Ltd.	3,687	3,003
Goodman Property Trust	3,371	3,199
Kiwi Property Group, Ltd.	3,776	4,119
Precinct Properties New Zealand, Ltd.	4,298	4,063

		14,384

NORWAY — 0.2%
Entra ASA (c)	223	2,497
Norwegian Property ASA	1,129	1,533
Selvaag Bolig ASA	120	607

		4,637

SINGAPORE — 7.4%
AIMS AMP Capital Industrial REIT	1,800	1,855
Ascendas REIT	8,255	15,257

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Ascendas Hospitality Trust	3,000	$1,617
Ascott Residence Trust	3,100	2,592
Cache Logistics Trust	2,400	1,575
Cambridge Industrial Trust	3,500	1,412
CapitaLand Commercial Trust	7,600	8,863
CapitaLand Mall Trust REIT	9,000	14,324
CapitaLand Retail China Trust	2,200	2,606
CDL Hospitality Trusts	2,700	2,772
City Developments, Ltd.	1,447	9,626
Croesus Retail Trust	2,581	1,618
Far East Hospitality Trust	3,300	1,464
First Real Estate Investment Trust	2,000	1,988
Frasers Centrepoint Trust	2,200	3,550
Frasers Commercial Trust	2,549	2,627
Frasers Hospitality Trust	1,000	506
Global Logistic Properties, Ltd.	8,900	12,206
Ho Bee Land, Ltd.	800	1,267
Hong Fok Corp., Ltd.	1,180	580
Keppel REIT	6,400	5,234
Keppel DC REIT	2,000	1,789
Lippo Malls Indonesia Retail Trust	7,100	1,953
Mapletree Commercial Trust	6,801	7,981
Mapletree Greater China Commercial Trust	6,667	5,379
Mapletree Industrial Trust	4,709	6,165
Mapletree Logistics Trust	6,259	4,912
OUE Hospitality Trust	2,100	1,047
Parkway Life Real Estate Investment Trust	1,500	2,860
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	2,500	963
Soilbuild Business Space REIT	2,900	1,489
SPH REIT	3,100	2,274
Starhill Global REIT	5,800	3,488
Suntec Real Estate Investment Trust	8,900	11,195
UOL Group, Ltd.	1,900	7,818
Yanlord Land Group, Ltd.	2,500	2,567
Ying Li International Real Estate, Ltd. (a)	3,400	357

		155,776

SPAIN — 1.4%
Axiare Patrimonio SOCIMI SA	213	2,821
Hispania Activos Inmobiliarios SOCIMI SA	411	5,510
Inmobiliaria Colonial SA	804	5,850
Lar Espana Real Estate Socimi SA	233	1,676
Merlin Properties Socimi SA	1,165	13,793
Realia Business SA (a)	582	634

		30,284

SWEDEN — 2.9%
Castellum AB	796	11,939
D Carnegie & Co. AB (a)	127	1,631
Dios Fastigheter AB	173	1,308
Fabege AB	453	8,270
Fastighets AB Balder Class B (a)	319	8,489
Hemfosa Fastigheter AB	455	4,939
Hufvudstaden AB Class A	402	6,973
Klovern AB Class B	1,912	2,381
Kungsleden AB	522	3,823
Wallenstam AB Class B	704	5,949
Wihlborgs Fastigheter AB	262	5,581

		61,283

SWITZERLAND — 2.5%
Allreal Holding AG (a)	52	7,912
Intershop Holding AG	5	2,579
Mobimo Holding AG (a)	21	5,359
Plazza AG Class A	4	970
PSP Swiss Property AG	154	14,695
Swiss Prime Site AG (a)	249	21,884

		53,399

UNITED KINGDOM — 10.1%
Big Yellow Group PLC REIT	462	4,681
British Land Co. PLC REIT	3,523	28,946
Capital & Counties Properties PLC	2,739	10,247
Derwent London PLC	381	12,873
Empiric Student Property PLC	1,368	2,061
Grainger PLC	1,244	3,717
Great Portland Estates PLC REIT	1,192	9,801
Hammerson PLC	2,801	21,358
Hansteen Holdings PLC	2,866	4,330
Helical Bar PLC	420	1,476
Intu Properties PLC	3,393	13,064
Land Securities Group PLC REIT	2,849	39,155
LondonMetric Property PLC	1,780	3,699
NewRiver REIT PLC	694	2,977
Primary Health Properties PLC	2,198	3,198
Redefine International PLC	3,943	2,202
Safestore Holdings PLC	608	3,041
Schroder Real Estate Investment Trust, Ltd.	2,165	1,610
Segro PLC	3,009	17,738
Shaftesbury PLC	900	11,340
Standard Life Investment Property Income Trust, Ltd. REIT	1,372	1,461
Tritax Big Box REIT PLC (d)	3,023	5,454
Tritax Big Box REIT PLC (a) (d) (e)	275	25
UNITE Group PLC	760	6,264
Workspace Group PLC	374	3,391

		214,109

TOTAL COMMON STOCKS (Cost $1,958,193)		2,111,408

RIGHTS — 0.0% (b)
SINGAPORE — 0.0% (b)
Frasers Hospitality Trust (expiring 10/7/16) (a) (Cost $0)	1,152	69

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g) (Cost $2,466)	2,466	$2,466

TOTAL INVESTMENTS — 99.8% (Cost $1,960,659)		2,113,943
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,659

NET ASSETS — 100.0%		$2,117,602

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $25, representing 0.0% of the Fund’s net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	222,133	GBP	171,000	10/05/2016	$1
BNP Paribas SA	USD	217,831	GBP	168,000	10/05/2016	405
BNP Paribas SA	USD	150,358	SGD	205,000	10/05/2016	(3)
BNP Paribas SA	USD	149,307	SGD	203,000	10/05/2016	(419)
BNP Paribas SA	USD	14,543	NZD	20,000	10/05/2016	—
BNP Paribas SA	NZD	40,000	USD	28,978	10/05/2016	(108)
BNP Paribas SA	SGD	408,000	USD	299,351	10/05/2016	108
BNP Paribas SA	GBP	335,000	USD	439,101	10/05/2016	3,927
BNP Paribas SA	NZD	20,000	USD	14,526	11/03/2016	—
BNP Paribas SA	SGD	205,000	USD	150,381	11/03/2016	(31)
BNP Paribas SA	GBP	171,000	USD	222,262	11/03/2016	(7)
Citibank N.A.	USD	364,454	HKD	2,826,000	10/05/2016	(84)
Citibank N.A.	USD	249,472	AUD	326,000	10/05/2016	—
Citibank N.A.	USD	81,416	CAD	107,000	10/05/2016	—
Citibank N.A.	USD	63,047	SEK	542,000	10/05/2016	220
Citibank N.A.	USD	53,645	CHF	52,000	10/05/2016	—
Citibank N.A.	CHF	103,000	USD	105,037	10/05/2016	(1,221)
Citibank N.A.	CAD	223,000	USD	169,998	10/05/2016	316
Citibank N.A.	AUD	674,000	USD	506,069	10/05/2016	(9,710)
Citibank N.A.	CHF	52,000	USD	53,733	11/03/2016	(6)
Citibank N.A.	CAD	107,000	USD	81,438	11/03/2016	(1)
Citibank N.A.	AUD	326,000	USD	249,309	11/03/2016	(6)
Goldman Sachs Capital Markets L.P.	USD	32,785	JPY	3,386,000	10/05/2016	654
Goldman Sachs Capital Markets L.P.	USD	19,524	AUD	26,000	10/05/2016	373
Goldman Sachs Capital Markets L.P.	USD	11,606	HKD	90,000	10/05/2016	(2)
Goldman Sachs Capital Markets L.P.	USD	8,386	CAD	11,000	10/05/2016	(16)
Goldman Sachs Capital Markets L.P.	USD	1,020	CHF	1,000	10/05/2016	12
Goldman Sachs Capital Markets L.P.	SEK	28,000	USD	3,270	10/05/2016	2
Goldman Sachs Capital Markets L.P.	GBP	4,000	USD	5,243	10/05/2016	47
Goldman Sachs Capital Markets L.P.	EUR	6,000	USD	6,692	10/05/2016	(52)
Goldman Sachs Capital Markets L.P.	ILS	3,000	USD	793	10/06/2016	(6)
Goldman Sachs Capital Markets L.P.	USD	14,531	AUD	19,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	USD	12,380	EUR	11,000	11/03/2016	(1)
Goldman Sachs Capital Markets L.P.	USD	5,199	GBP	4,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	USD	2,221	SEK	19,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	USD	1,522	CAD	2,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	USD	1,034	CHF	1,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	USD	267	ILS	1,000	11/03/2016	—
Goldman Sachs Capital Markets L.P.	SGD	3,000	USD	2,201	11/03/2016	(1)
Goldman Sachs Capital Markets L.P.	HKD	83,000	USD	10,704	11/03/2016	(1)
Goldman Sachs Capital Markets L.P.	USD	10,353	JPY	1,047,000	11/04/2016	(1)
Toronto-Dominion	USD	414,805	JPY	42,004,000	10/05/2016	5
Toronto-Dominion	USD	414,479	JPY	41,703,000	10/05/2016	(2,641)
Toronto-Dominion	USD	14,617	NZD	20,000	10/05/2016	(74)
Toronto-Dominion	JPY	87,093,000	USD	843,275	10/05/2016	(16,812)
Toronto-Dominion	JPY	42,004,000	USD	415,310	11/04/2016	(15)

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS	USD	489,330	EUR	439,000	10/05/2016	$4,041
UBS	USD	367,079	HKD	2,847,000	10/05/2016	(1)
UBS	USD	63,850	SEK	547,000	10/05/2016	—
UBS	USD	5,130	NOK	41,000	10/05/2016	—
UBS	NOK	80,000	USD	9,592	10/05/2016	(418)
UBS	SEK	1,061,000	USD	123,921	10/05/2016	73
UBS	HKD	5,763,000	USD	743,218	10/05/2016	166
UBS	USD	9,328	ILS	35,000	10/06/2016	—
UBS	ILS	66,000	USD	17,454	10/06/2016	(136)
UBS	NOK	41,000	USD	5,130	11/03/2016	—
UBS	ILS	35,000	USD	9,331	11/03/2016	(3)
UBS	SEK	547,000	USD	63,936	11/03/2016	(9)
UBS	HKD	2,847,000	USD	367,172	11/03/2016	(13)
Westpac Banking Corp.	USD	498,992	EUR	444,000	10/05/2016	(2)
Westpac Banking Corp.	USD	243,778	AUD	322,000	10/05/2016	2,633
Westpac Banking Corp.	USD	79,504	CAD	105,000	10/05/2016	391
Westpac Banking Corp.	USD	51,236	CHF	50,000	10/05/2016	346
Westpac Banking Corp.	USD	4,690	NOK	39,000	10/05/2016	189
Westpac Banking Corp.	EUR	877,000	USD	978,153	10/05/2016	(7,465)
Westpac Banking Corp.	USD	9,015	ILS	34,000	10/06/2016	47
Westpac Banking Corp.	EUR	444,000	USD	499,658	11/03/2016	(18)

						$(25,327)

During the period ended September 30, 2016, average notional value related to forward foreign currency exchange contracts was $12,355,621 or 583% of net assets.

AUD — Australian dollar

CAD — Canadian dollar

CHF — Swiss franc

EUR — Euro

GBP — British pound

HKD — Hong Kong dollar

ILS — Israeli New shekel

JPY — Japanese yen

NOK — Norwegian krone

NZD — New Zealand dollar

SEK — Swedish krona

SGD — Singapore dollar

USD — U.S. dollar

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$236,735	$—	$—	$236,735
Austria	24,761	—	—	24,761
Belgium	24,362	—	—	24,362
Bermuda	735	—	—	735
Canada	76,860	—	—	76,860
Finland	8,086	—	—	8,086
France	189,798	—	—	189,798
Germany	174,655	—	—	174,655

See accompanying notes to financial statements.

SPDR MSCI International Real Estate Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hong Kong	$396,480	$—	$—	$396,480
India	2,535	—	—	2,535
Ireland	9,383	—	—	9,383
Israel	9,470	—	—	9,470
Italy	2,587	—	—	2,587
Japan	400,927	—	—	400,927
Netherlands	20,162	—	—	20,162
New Zealand	14,384	—	—	14,384
Norway	4,637	—	—	4,637
Singapore	155,776	—	—	155,776
Spain	30,284	—	—	30,284
Sweden	61,283	—	—	61,283
Switzerland	53,399	—	—	53,399
United Kingdom	214,084	25	—	214,109
Rights
Singapore	69	—	—	69
Short-Term Investment	2,466	—	—	2,466

TOTAL INVESTMENTS	$2,113,918	$25	$—	$2,113,943

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	13,956	—	13,956

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,113,918	$13,981	$—	$2,127,899

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(39,283)	—	(39,283)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(39,283)	$—	$(39,283)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,435	$2,435	341,560	341,529	2,466	$2,466	$31	$—

TOTAL		$2,435				$2,466	$31	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.8%
CHINA — 42.3%
21Vianet Group, Inc. ADR (a)	8,752	$69,578
500.com, Ltd. Class A, ADR (a)	1,594	28,102
51job, Inc. ADR (a)	2,607	87,022
58.com, Inc. ADR (a) (b)	3,987	190,020
A8 New Media Group, Ltd. (a)	375,789	24,710
AAC Technologies Holdings, Inc.	75,000	753,776
Agile Group Holdings, Ltd. (b)	519,598	295,441
Agricultural Bank of China, Ltd. Class H	2,610,000	1,117,233
Air China, Ltd. Class H	369,414	248,151
Alibaba Group Holding, Ltd. ADR (a) (b)	126,947	13,429,723
Aluminum Corp. of China, Ltd. Class H (a) (b)	676,304	245,027
Angang Steel Co., Ltd. Class H (a) (b)	381,244	183,840
Anhui Conch Cement Co., Ltd. Class H (b)	228,750	626,737
Anhui Expressway Co., Ltd. Class H	36,000	29,938
ANTA Sports Products, Ltd.	100,000	271,405
Autohome, Inc. ADR (a)	4,702	114,024
AVIC International Holding HK, Ltd. (a)	504,000	35,740
AviChina Industry & Technology Co., Ltd. Class H	425,000	286,038
BAIC Motor Corp., Ltd. Class H (c)	192,000	202,002
Baidu, Inc. ADR (a)	30,845	5,615,949
Bank of China, Ltd. Class H	8,522,466	3,889,856
Bank of Communications Co., Ltd. Class H	2,403,630	1,831,556
BBMG Corp. Class H	223,000	85,681
Beijing Capital International Airport Co., Ltd. Class H	110,000	124,666
Beijing Capital Land, Ltd. Class H	118,000	48,381
Beijing Enterprises Holdings, Ltd.	72,000	364,830
Beijing Enterprises Water Group, Ltd. (a) (b) .	436,000	294,566
Belle International Holdings, Ltd.	561,000	384,804
Biostime International Holdings, Ltd. (a) (b) .	23,500	61,053
Bitauto Holdings, Ltd. ADR (a)	2,444	71,072
Boer Power Holdings, Ltd. (b)	49,000	22,238
Boyaa Interactive International, Ltd. (a)	94,200	55,384
Brilliance China Automotive Holdings, Ltd. (b)	362,000	406,062
Byd Co., Ltd. Class H (a) (b)	89,800	589,331
BYD Electronic International Co., Ltd.	108,000	89,954
C.banner International Holdings, Ltd. (a)	176,000	51,511
CAR, Inc. (a) (b)	173,043	179,157
CGN Power Co., Ltd. Class H (c)	1,231,000	363,462
Changshouhua Food Co., Ltd.	73,000	34,166
Chanjet Information Technology Co., Ltd. Class H (a)	24,500	29,883
China Aerospace International Holdings, Ltd.	292,000	38,402
China Agri-Industries Holdings, Ltd. (a)	261,000	94,224

China Animal Healthcare, Ltd. (a) (b) (e)	305,700	51,239
China Assurance Finance Group, Ltd. (a)	141,500	20,798
China Biologic Products, Inc. (a) (b)	758	94,356
China Cinda Asset Management Co., Ltd. Class H	1,050,600	371,153
China CITIC Bank Corp., Ltd. Class H	1,270,341	843,514
China Coal Energy Co., Ltd. Class H (a) (b)	625,000	337,644
China Communications Construction Co., Ltd. Class H	564,000	592,655
China Conch Venture Holdings, Ltd.	141,100	275,070
China Construction Bank Corp. Class H	10,607,148	7,863,782
China COSCO Holdings Co., Ltd. Class H (a) (b)	25,000	8,510
China Dongxiang Group Co., Ltd.	461,000	90,941
China Eastern Airlines Corp., Ltd. Class H (a) (b)	182,000	83,773
China Everbright International, Ltd.	268,000	318,589
China Everbright, Ltd.	116,000	237,206
China Evergrande Group (b)	525,000	354,695
China Fangda Group Co., Ltd. Class B	81,900	77,191
China Fire Safety Enterprise Group, Ltd. (a)	394,227	17,282
China Galaxy Securities Co., Ltd. Class H	335,100	305,463
China Harmony New Energy Auto Holding, Ltd.	69,500	33,693
China Hongqiao Group, Ltd. (b)	112,000	100,795
China Huarong Energy Co., Ltd. (a) (b)	159,100	9,334
China Huishan Dairy Holdings Co., Ltd. (b)	579,000	216,492
China Huiyuan Juice Group, Ltd. (a)	132,500	46,638
China International Marine Containers Group Co., Ltd. Class H	80,000	94,070
China Lesso Group Holdings, Ltd.	132,000	89,521
China Life Insurance Co., Ltd. Class H	867,708	2,237,529
China Lilang, Ltd.	79,000	44,817
China Lodging Group, Ltd. ADR	3,776	170,260
China Longyuan Power Group Corp., Ltd. Class H	462,000	375,273
China Machinery Engineering Corp. Class H	82,000	47,999
China Medical System Holdings, Ltd.	153,000	257,237
China Mengniu Dairy Co., Ltd.	376,780	699,544
China Merchants Bank Co., Ltd. Class H	596,760	1,503,451
China Merchants Port Holdings Co., Ltd.	285,252	759,475
China Merchants Property Development Co., Ltd. Class B (a)	286,126	832,747
China Minsheng Banking Corp., Ltd. Class H	833,100	960,284
China Mobile, Ltd.	670,636	8,114,955
China Modern Dairy Holdings, Ltd. (a) (b)	324,000	60,991
China Molybdenum Co., Ltd. Class H	393,000	80,567

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

China National Building Material Co., Ltd. Class H (b)	398,000	$176,525
China Oilfield Services, Ltd. Class H (b)	274,557	238,239
China Overseas Land & Investment, Ltd.	661,084	2,241,700
China Pacific Insurance Group Co., Ltd. Class H	278,800	1,029,870
China Petroleum & Chemical Corp. Class H	3,033,726	2,209,987
China Power International Development, Ltd.	260,000	99,898
China Railway Construction Corp., Ltd. Class H	232,000	263,230
China Railway Group, Ltd. Class H	586,000	423,107
China Resources Beer Holdings Co., Ltd. (a)	305,357	648,041
China Resources Gas Group, Ltd.	46,000	157,170
China Resources Land, Ltd.	408,767	1,138,399
China Resources Power Holdings Co., Ltd.	296,437	510,627
China Shengmu Organic Milk, Ltd. (a) (b) (c) .	325,000	83,388
China Shenhua Energy Co., Ltd. Class H	455,040	889,434
China Shipping Container Lines Co., Ltd. Class H (a) (b)	1,172,339	250,915
China Shipping Development Co., Ltd. Class H	551,215	297,783
China Silver Group, Ltd. (b)	84,000	18,628
China Singyes Solar Technologies Holdings, Ltd. (b)	67,600	34,776
China South City Holdings, Ltd. (b)	370,000	82,053
China Southern Airlines Co., Ltd. Class H	210,000	117,781
China State Construction International Holdings, Ltd.	208,000	273,545
China Taiping Insurance Holdings Co., Ltd. (a)	115,341	227,531
China Telecom Corp., Ltd. Class H	2,101,320	1,059,337
China Travel International Investment Hong Kong, Ltd. (b)	250,000	72,203
China Unicom Hong Kong, Ltd.	720,172	864,472
China Vanke Co., Ltd. Class H	131,000	339,494
China Yurun Food Group, Ltd. (a) (b)	185,659	30,161
Chinasoft International, Ltd. (a)	192,000	88,376
Chongqing Changan Automobile Co., Ltd. Class B	90,300	147,163
Chongqing Rural Commercial Bank Co., Ltd. Class H	187,000	115,248
CITIC Dameng Holdings, Ltd. (a)	216,000	10,583
CITIC Resources Holdings, Ltd. (a) (b)	330,000	40,421
CITIC Securities Co., Ltd. Class H	199,500	423,387
CITIC Telecom International Holdings, Ltd.	186,000	69,307
CITIC, Ltd.	567,000	808,543
CNinsure, Inc. ADR (a)	7,976	61,415
CNOOC, Ltd.	1,841,249	2,283,771
Cogobuy Group (a) (b) (c)	62,000	102,162

Colour Life Services Group Co., Ltd. (a)	83,000	58,323
Consun Pharmaceutical Group, Ltd.	166,400	96,974
Coolpad Group, Ltd. (a)	461,400	86,855
COSCO SHIPPING Ports, Ltd.	36,000	36,901
Cosmo Lady China Holdings Co., Ltd. (b) (c) .	94,000	38,783
Country Garden Holdings Co., Ltd.	689,333	363,511
Credit China Holdings, Ltd. (a) (b)	1,960,000	247,655
CRRC Corp., Ltd. Class H	473,000	426,898
CSG Holding Co., Ltd. Class B	105,400	90,099
CSPC Pharmaceutical Group, Ltd.	268,000	268,140
CT Environmental Group, Ltd. (b)	364,000	105,596
Ctrip.com International, Ltd. ADR (a)	35,219	1,640,149
Datang International Power Generation Co., Ltd. Class H	354,000	94,480
Dazhong Transportation Group Co., Ltd. Class B	100,750	75,462
Dongfang Electric Corp., Ltd. Class H	12,800	10,117
Dongfeng Motor Group Co., Ltd. Class H	448,468	448,124
Fang Holdings, Ltd. ADR (a)	24,808	111,388
Far East Horizon, Ltd.	140,000	132,131
FIH Mobile, Ltd.	302,000	99,681
First Tractor Co., Ltd. Class H	68,000	36,911
Fufeng Group, Ltd.	104,000	48,139
Future Land Holdings Co., Ltd. Class A	139,621	264,379
Geely Automobile Holdings, Ltd. (b)	550,000	490,720
GF Securities Co., Ltd. Class H	102,400	216,525
Golden Eagle Retail Group, Ltd. (b)	88,000	112,100
GOME Electrical Appliances Holding, Ltd. (b)	1,476,322	180,830
Goodbaby International Holdings, Ltd.	237,000	122,534
Great Wall Motor Co., Ltd. Class H	336,000	327,078
Greentown China Holdings, Ltd. (a) (b)	96,500	81,247
Guangdong Investment, Ltd	270,000	428,884
Guangshen Railway Co., Ltd. Class H	66,500	34,382
Guangzhou Automobile Group Co., Ltd. Class H	436,032	560,504
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (a)	86,000	211,121
Guangzhou R&F Properties Co., Ltd. Class H	365,376	574,731
Guotai Junan International Holdings, Ltd. (b)	263,000	99,694
Haitian International Holdings, Ltd.	65,000	127,889
Haitong Securities Co., Ltd. Class H	315,600	533,870
Hengan International Group Co., Ltd. (b)	82,500	683,959
HNA Holding Group Co., Ltd. (a)	423,400	20,198
Huadian Fuxin Energy Corp., Ltd. Class H	212,000	50,294
Huadian Power International Corp., Ltd. Class H	212,000	95,122
Huaneng Power International, Inc. Class H	568,472	355,481
Huaneng Renewables Corp., Ltd. Class H	370,000	128,804

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Huatai Securities Co., Ltd. Class H (c)	68,800	$139,269
Huishang Bank Corp., Ltd. Class H	625,000	320,722
Huiyin Smart Community Co., Ltd. (a)	224,000	24,549
Industrial & Commercial Bank of China, Ltd. Class H	8,823,138	5,517,341
Inner Mongolia Yitai Coal Co., Ltd. Class B .	190,681	174,282
Intime Retail Group Co., Ltd. (b)	161,500	140,762
JD.com, Inc. ADR (a)	94,174	2,457,000
Jiangsu Expressway Co., Ltd. Class H	348,299	481,407
Jiangxi Copper Co., Ltd. Class H	257,578	294,244
JinkoSolar Holding Co., Ltd. ADR (a) (b)	3,060	48,348
Jumei International Holding, Ltd. ADR (a)	2,355	13,777
Kama Co., Ltd. Class B (a)	112,249	135,485
Kangda International Environmental Co., Ltd. (c)	220,000	48,505
Kingdee International Software Group Co., Ltd. (a) (b)	222,000	87,587
Kingsoft Corp., Ltd. (b)	101,000	238,828
Konka Group Co., Ltd. Class B (a)	356,000	137,242
Kunlun Energy Co., Ltd.	386,000	295,623
KWG Property Holding, Ltd.	149,000	97,784
Lao Feng Xiang Co., Ltd. Class B	55,779	197,011
Launch Tech Co., Ltd. Class H (a)	24,500	28,493
Lenovo Group, Ltd.	963,703	638,662
Leyou Technologies Holdings, Ltd. (a) (b)	220,800	40,995
Li Ning Co., Ltd. (a)	279,874	191,612
Lifetech Scientific Corp. (a)	260,000	65,369
Livzon Pharmaceutical Group, Inc. Class H	17,790	109,640
Luoyang Glass Co., Ltd. Class H (a) (b)	56,153	43,006
Luthai Textile Co., Ltd. Class B	46,800	59,858
Luye Pharma Group, Ltd. (a)	193,000	126,411
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	684,971	155,435
Metallurgical Corp. of China, Ltd. Class H	414,000	135,047
Minth Group, Ltd.	84,000	295,128
MOBI Development Co., Ltd.	461,000	76,081
Nanjing Panda Electronics Co., Ltd. Class H .	29,000	30,286
NetEase, Inc. ADR	9,996	2,406,837
New China Life Insurance Co., Ltd. Class H .	74,200	327,665
New Oriental Education & Technology Group, Inc. ADR (a)	13,463	624,145
Noah Holdings, Ltd. ADS (a) (b)	2,388	62,351
Ourgame International Holdings, Ltd. (a)	42,000	21,444
People’s Insurance Co. Group of China, Ltd. Class H	523,000	213,085
PetroChina Co., Ltd. Class H	2,399,208	1,574,529
Phoenix Healthcare Group Co., Ltd.	70,500	125,257
PICC Property & Casualty Co., Ltd. Class H .	526,289	871,273
Ping An Insurance Group Co. of China, Ltd. Class H	552,228	2,862,263

Poly Culture Group Corp., Ltd. Class H	30,600	78,907
Poly Property Group Co., Ltd. (a) (b)	265,000	90,202
Qunar Cayman Islands, Ltd. ADR (a) (b)	4,663	135,227
Renhe Commercial Holdings Co., Ltd. (a) (b) .	1,978,000	49,221
Semiconductor Manufacturing International Corp. (a)	5,538,837	621,302
Shandong Airlines Co., Ltd. Class B	22,500	51,348
Shandong Chenming Paper Holdings, Ltd. Class H	49,900	49,411
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	58,000	82,259
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	228,000	152,863
Shang Gong Group Co., Ltd. Class B (a)	151,600	162,818
Shanghai Baosight Software Co., Ltd. Class B	35,800	66,373
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H (b)	307,000	28,499
Shanghai Electric Group Co., Ltd. Class H (a)	442,418	208,775
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	35,000	108,755
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b) .	180,000	176,381
Shanghai Haixin Group Co. Class B	89,000	76,362
Shanghai Highly Group Co., Ltd. Class B	144,700	119,956
Shanghai Industrial Holdings, Ltd.	46,000	132,260
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,300	22,923
Shanghai Jinjiang International Travel Co., Ltd. Class B	27,974	109,406
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	39,400	63,316
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	139,153	233,638
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	50,784	109,084
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	66,000	177,851
Shanghai Prime Machinery Co., Ltd. Class H	580,000	118,154
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	11,000	19,140
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	108,600	54,083
Shengjing Bank Co., Ltd. Class H (c)	17,500	18,028
Shenzhen Expressway Co., Ltd. Class H	29,000	30,436
Shenzhen Investment, Ltd.	298,731	142,125
Shenzhou International Group Holdings, Ltd.	52,000	362,045
Shunfeng International Clean Energy, Ltd. (a)	212,700	25,230
SINA Corp. (a)	9,574	706,848

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Sino-Ocean Group Holding, Ltd.	799,211	$367,870
Sinopec Oilfield Service Corp. Class H (a)	190,000	36,501
Sinopec Shanghai Petrochemical Co., Ltd. Class H	578,878	291,829
Sinopharm Group Co., Ltd. Class H	113,200	543,673
Sinotrans, Ltd. Class H	226,000	109,562
SITC International Holdings Co., Ltd.	183,000	109,008
Sohu.com, Inc. (a)	3,833	169,610
SPT Energy Group, Inc. (a) (b)	234,000	16,895
Sun King Power Electronics Group	147,300	22,031
Sunac China Holdings, Ltd.	267,000	192,093
Sunny Optical Technology Group Co., Ltd.	120,800	596,528
Synertone Communication Corp. (a)	432,920	10,047
TAL Education Group ADR (a)	5,965	422,561
TCL Multimedia Technology Holdings, Ltd. (a) (b)	134,000	65,826
Tencent Holdings, Ltd.	637,570	17,509,449
Tian Ge Interactive Holdings, Ltd. (a) (c)	79,000	55,818
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	32,745	24,395
Tianneng Power International, Ltd. (b)	94,000	80,111
Tingyi Cayman Islands Holding Corp. (b)	370,383	428,837
Tong Ren Tang Technologies Co., Ltd. Class H	134,000	259,156
TravelSky Technology, Ltd. Class H	98,000	232,492
Trina Solar, Ltd. ADR (a)	11,685	119,654
Tsingtao Brewery Co., Ltd. Class H (b)	84,000	327,078
TUS International, Ltd. (a)	169,400	18,565
Uni-President China Holdings, Ltd. (b)	184,000	130,480
Universal Health International Group Holding, Ltd. (a)	227,000	10,829
Vipshop Holdings, Ltd. ADR (a)	35,223	516,721
Want Want China Holdings, Ltd. (b)	1,035,000	640,541
Weibo Corp. ADR (a)	957	47,984
Weichai Power Co., Ltd. Class H	27,000	36,204
West China Cement, Ltd. (a)	372,000	36,452
Wisdom Sports Group (a) (b)	144,000	50,872
Xiamen International Port Co., Ltd. Class H .	126,000	25,343
Xinchen China Power Holdings, Ltd. (a)	237,000	38,502
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	25,800	38,521
Xinyi Solar Holdings, Ltd. (a) (b)	259,200	96,917
Yangzijiang Shipbuilding Holdings, Ltd.	264,500	145,495
Yantai Changyu Pioneer Wine Co., Ltd. Class B	28,453	81,001
Yanzhou Coal Mining Co., Ltd. Class H (b)	368,882	248,269
Yestar International Holdings Co., Ltd. (b)	365,000	177,889
YY, Inc. ADR (a) (b)	3,378	179,980
Zhejiang Expressway Co., Ltd. Class H	212,000	223,591
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	52,400	24,525

Zhuzhou CRRC Times Electric Co., Ltd.	76,000	393,917
Zijin Mining Group Co., Ltd. Class H	958,685	307,780
ZTE Corp. Class H	92,240	134,151

		141,902,978

HONG KONG — 2.0%
Alibaba Pictures Group, Ltd. (a) (b)	1,160,107	242,314
Asia Resources Holdings, Ltd. (a)	390,638	12,592
AVIC Joy Holdings HK, Ltd. (a)	564,428	9,679
Beijing Enterprises Clean Energy Group, Ltd. (a)	1,716,600	48,471
Beijing Enterprises Medical & Health Group, Ltd. (a)	392,500	22,773
BEP International Holdings, Ltd.	1,000,000	64,467
Carnival Group International Holdings, Ltd. (a) (b)	1,020,000	123,621
CCT Land Holdings, Ltd. (a)	10,253,000	19,829
Chia Tai Enterprises International, Ltd. (a) (b)	12,700	3,308
China All Access Holdings, Ltd. (b)	176,000	61,950
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	421,600	24,733
China Chengtong Development Group, Ltd. (a)	338,074	31,384
China Fiber Optic Network System Group, Ltd. (a)	686,800	54,016
China Finance Investment Holdings, Ltd. (a)	568,750	13,053
China Financial International Investments, Ltd. (a) (b)	550,000	32,975
China Gas Holdings, Ltd. (b)	282,000	447,218
China High Speed Transmission Equipment Group Co., Ltd.	180,000	181,951
China Jicheng Holdings, Ltd. (a) (b) (c)	2,231,500	74,806
China Minsheng Drawin Technology Group, Ltd. (a)	521,658	21,187
China National Culture Group, Ltd. (a)	1,619,300	9,813
China NT Pharma Group Co., Ltd.	95,000	23,517
China Nuclear Energy Technology Corp., Ltd. (a)	100,000	17,535
China Ocean Industry Group, Ltd. (a)	1,637,800	49,624
China Oil Gangran Energy Group Holdings, Ltd. (a)	585,750	7,930
China Overseas Property Holdings, Ltd.	242,361	49,997
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	466,200	15,027
China Public Procurement, Ltd. (a)	1,236,000	12,908
China Soft Power Technology Holdings, Ltd. (a)	294,000	7,771
Citychamp Watch & Jewellery Group, Ltd.	440,000	103,250
Comba Telecom Systems Holdings, Ltd.	307,134	60,588
CP Pokphand Co., Ltd. (b)	810,000	104,436
Dawnrays Pharmaceutical Holdings, Ltd.	112,000	73,214
Digital China Holdings, Ltd. (b)	139,000	133,517
Essex Bio-technology, Ltd.	59,696	27,709

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

EVA Precision Industrial Holdings, Ltd.	388,000	$46,524
Fullshare Holdings, Ltd. (b)	151,100	87,668
GCL-Poly Energy Holdings, Ltd. (b)	884,000	117,396
Global Bio-Chem Technology Group Co., Ltd. (a)	487,200	9,485
Haier Electronics Group Co., Ltd.	135,000	223,145
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	5,962,000	—
Hi Sun Technology China, Ltd. (a) (b)	288,000	50,129
Hua Han Health Industry Holdings, Ltd. (b)	890,400	60,845
Huabao International Holdings, Ltd. (a)	249,000	95,671
Huajun Holdings, Ltd.	134,900	9,740
Imperial Pacific International Holdings, Ltd. (a) (b)	6,916,300	123,060
Joy City Property, Ltd.	434,000	63,231
Kingboard Chemical Holdings, Ltd.	115,200	349,048
Lee & Man Paper Manufacturing, Ltd.	217,000	196,969
Millennium Pacific Group Holdings, Ltd. (a) .	95,000	1,935
National Agricultural Holdings, Ltd. (a) (b)	120,000	21,351
NetDragon Websoft Holdings, Ltd.	51,000	177,212
Newtree Group Holdings, Ltd. (a)	294,000	17,247
Nine Dragons Paper Holdings, Ltd.	176,000	164,519
North Mining Shares Co., Ltd. (a)	2,410,000	47,542
Qianhai Health Holdings, Ltd. (a)	766,374	17,490
Shimao Property Holdings, Ltd.	153,500	207,808
SIM Technology Group, Ltd. (a)	408,500	17,381
Sino Biopharmaceutical, Ltd.	606,000	407,076
Sino-I Technology, Ltd. (a)	1,591,000	21,949
Skyworth Digital Holdings, Ltd.	242,835	174,707
SSY Group, Ltd. (b)	490,691	168,289
Sun Art Retail Group, Ltd.	220,500	152,099
Suncorp Technologies, Ltd. (a)	1,620,000	16,292
Tack Fiori International Group, Ltd. (a)	284,000	8,422
Tech Pro Technology Development, Ltd. (a)	1,604,800	36,830
Tibet Water Resources, Ltd. (b)	325,000	113,558
United Energy Group, Ltd. (a)	1,038,000	50,856
United Laboratories International Holdings, Ltd. (a)	114,000	66,143
Victory City International Holdings, Ltd.	539,461	26,778
Vinda International Holdings, Ltd.	41,000	80,668
Vision Values Holdings, Ltd. (a)	360,000	16,478
Wasion Group Holdings, Ltd. (b)	72,000	39,175
WH Group, Ltd. (c)	868,000	698,344
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	40,250	8,459
Xinyi Glass Holdings, Ltd. (a)	314,000	283,800
Yuhua Energy Holdings, Ltd. (a)	4,000	469

		6,662,951

INDIA — 17.4%
Adani Ports & Special Economic Zone, Ltd.	107,455	414,375
Adani Power, Ltd. (a)	84,253	31,510
Adani Transmissions, Ltd. (a)	46,425	26,601

AIA Engineering, Ltd.	9,133	176,878
Ajanta Pharma, Ltd.	3,607	108,736
Alembic Pharmaceuticals, Ltd.	10,650	104,741
Apollo Hospitals Enterprise, Ltd.	29,799	587,834
Apollo Tyres, Ltd.	50,715	167,539
Arvind Infrastructure, Ltd. (a)	4,740	5,745
Arvind, Ltd.	29,983	151,806
Asian Paints, Ltd.	28,481	496,514
Aurobindo Pharma, Ltd.	36,464	468,506
Axis Bank, Ltd.	137,655	1,119,248
Bajaj Auto, Ltd.	6,425	272,865
Bajaj Finance, Ltd.	15,620	247,719
Bharat Electronics, Ltd.	9,570	178,916
Bharat Financial Inclusion, Ltd. (a)	29,261	387,034
Bharat Forge, Ltd.	14,470	197,947
Bharat Heavy Electricals, Ltd.	164,253	332,305
Bharat Petroleum Corp., Ltd.	31,702	291,689
Bharti Airtel, Ltd.	207,460	978,409
Bharti Infratel, Ltd.	51,375	281,876
Biocon, Ltd.	24,377	341,783
Bosch, Ltd.	766	262,288
Britannia Industries, Ltd.	2,610	131,872
Cadila Healthcare, Ltd.	28,305	164,865
Cipla, Ltd.	94,732	825,312
Coal India, Ltd.	144,372	698,875
Dabur India, Ltd.	37,776	153,873
DCB Bank, Ltd. (a)	77,742	146,131
DLF, Ltd.	69,702	153,003
Dr Reddy’s Laboratories, Ltd.	9,661	450,895
Eicher Motors, Ltd.	908	338,595
Emami, Ltd.	5,765	101,299
Escorts, Ltd.	51,962	293,135
GAIL India, Ltd.	48,936	275,366
Gillette India, Ltd.	986	64,271
Glenmark Pharmaceuticals, Ltd.	15,341	212,776
Godrej Consumer Products, Ltd.	16,825	400,952
Godrej Industries, Ltd.	19,840	128,120
Gujarat Mineral Development Corp., Ltd.	47,843	60,468
Gujarat Pipavav Port, Ltd.	40,042	104,646
Havells India, Ltd.	38,048	238,986
HCL Technologies, Ltd.	53,480	642,515
HDFC Bank, Ltd.	175,565	3,356,382
Hero MotoCorp, Ltd.	12,810	656,796
Hindalco Industries, Ltd.	119,872	274,924
Hindustan Unilever, Ltd.	118,065	1,538,941
Hindustan Zinc, Ltd.	160,127	561,214
Housing Development & Infrastructure, Ltd. (a)	69,935	83,611
Housing Development Finance Corp., Ltd.	190,694	3,991,027
ICICI Bank, Ltd.	557	2,109
ICICI Bank, Ltd. ADR	190,363	1,422,012
Idea Cellular, Ltd.	210,365	249,923
IDFC, Ltd. (a)	155,112	156,556
Indiabulls Housing Finance, Ltd.	63,186	785,222
Indian Hotels Co., Ltd.	338,432	663,089
Indian Oil Corp., Ltd.	57,634	504,233
IndusInd Bank, Ltd.	26,842	482,152
Infosys, Ltd. ADR	239,837	3,784,628

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

ITC, Ltd. GDR (a)	313,966	$1,139,069
Jaiprakash Associates, Ltd. (a)	334,598	52,768
Jindal Steel & Power, Ltd. (a)	62,172	70,922
JSW Steel, Ltd.	15,801	410,415
Jubilant Foodworks, Ltd.	5,531	80,082
Just Dial, Ltd.	6,273	40,594
Kotak Mahindra Bank, Ltd.	75,781	884,377
KPIT Technologies, Ltd.	56,424	105,170
Larsen & Toubro, Ltd. GDR	33,171	709,859
LIC Housing Finance, Ltd.	40,144	348,984
Lupin, Ltd.	17,679	394,644
Mahindra & Mahindra Financial Services, Ltd.	39,950	218,591
Mahindra & Mahindra, Ltd.	60,817	1,284,026
Marico, Ltd.	55,565	229,921
Marksans Pharma, Ltd.	107,119	84,627
Max Financial Services, Ltd.	16,403	136,881
Max India, Ltd. (a)	20,880	43,654
Max Ventures & Industries, Ltd. (a)	4,176	3,149
Mindtree, Ltd.	14,162	102,556
Motherson Sumi Systems, Ltd.	43,229	206,471
NCC, Ltd.	82,392	101,598
Nestle India, Ltd.	2,287	220,966
NTPC, Ltd.	146,304	325,218
Oil & Natural Gas Corp., Ltd.	251,156	968,146
Page Industries, Ltd.	830	188,460
PI Industries, Ltd.	9,849	122,987
Power Finance Corp., Ltd.	87,839	158,712
Power Grid Corp. of India, Ltd.	93,550	248,066
Rajesh Exports, Ltd.	27,287	187,214
Reliance Capital, Ltd.	36,238	297,665
Reliance Communications, Ltd. (a)	203,705	141,810
Reliance Industries, Ltd. GDR (c)	101,650	3,304,133
Reliance Infrastructure, Ltd.	66,202	548,120
Rural Electrification Corp., Ltd. (a)	41,087	74,238
Rural Electrification Corp., Ltd. (a) (d)	41,087	74,238
Shriram City Union Finance, Ltd.	8,052	256,937
Shriram Transport Finance Co., Ltd.	19,412	338,981
Siemens, Ltd.	29,689	553,068
Sintex Industries, Ltd.	123,146	144,823
State Bank of India	182,959	690,424
Steel Authority of India, Ltd.	222,919	155,019
Strides Shasun, Ltd.	7,390	111,655
Sun Pharma Advanced Research Co., Ltd. (a)	13,144	62,265
Sun Pharmaceutical Industries, Ltd.	125,595	1,401,012
Suzlon Energy, Ltd. (a)	350,924	78,270
Tata Consultancy Services, Ltd.	64,980	2,372,385
Tata Motors, Ltd.	201,846	1,621,468
Tata Steel, Ltd.	37,194	209,070
Tech Mahindra, Ltd.	54,711	345,005
Torrent Pharmaceuticals, Ltd.	5,015	122,291
UltraTech Cement, Ltd.	6,676	386,196
United Breweries, Ltd.	8,104	110,033
United Spirits, Ltd. (a)	9,742	360,892
UPL, Ltd.	30,931	313,050
Vakrangee, Ltd.	94,291	339,394
Vedanta, Ltd.	132,237	341,715
Wipro, Ltd. ADR	89,084	865,006
WNS Holdings, Ltd. ADR (a)	9,197	275,450

Wockhardt, Ltd. (a)	4,757	62,756
Yes Bank, Ltd.	23,182	436,865
Zee Entertainment Enterprises, Ltd.	162,279	1,332,623

		58,526,622

INDONESIA — 4.2%
Ace Hardware Indonesia Tbk PT	2,097,200	140,606
Adaro Energy Tbk PT	2,541,300	234,638
AKR Corporindo Tbk PT	116,600	57,625
Astra International Tbk PT	2,704,400	1,709,547
Bank Central Asia Tbk PT	1,954,296	2,350,965
Bank Mandiri Persero Tbk PT	1,277,105	1,095,975
Bank Negara Indonesia Persero Tbk PT	489,300	208,077
Bank Rakyat Indonesia Persero Tbk PT	1,556,496	1,455,004
Charoen Pokphand Indonesia Tbk PT	329,700	88,419
Ciputra Surya Tbk PT	409,906	84,802
Citra Marga Nusaphala Persada Tbk PT (a)	315,744	36,411
Garda Tujuh Buana Tbk PT (a) (e)	127,500	—
Garuda Indonesia Persero Tbk PT (a)	3,078,500	100,958
Gudang Garam Tbk PT	87,600	416,152
Indocement Tunggal Prakarsa Tbk PT	249,625	331,852
Indosat Tbk PT (a)	674,548	311,405
Intiland Development Tbk PT	1,109,800	51,021
Kalbe Farma Tbk PT	889,400	116,874
Kawasan Industri Jababeka Tbk PT (a)	5,793,684	130,514
Lippo Cikarang Tbk PT (a)	288,900	130,050
Lippo Karawaci Tbk PT	1,459,200	110,689
Matahari Department Store Tbk PT	83,000	117,495
Matahari Putra Prima Tbk PT	400,800	54,357
Media Nusantara Citra Tbk PT	407,800	63,118
Metropolitan Land Tbk PT	1,855,212	42,930
Modernland Realty Tbk PT (a)	5,028,900	141,800
Pakuwon Jati Tbk PT	2,008,400	103,875
Pembangunan Perumahan Persero Tbk PT	529,300	169,931
Perusahaan Gas Negara Persero Tbk	1,584,740	348,495
Semen Indonesia Persero Tbk PT	488,400	377,966
Summarecon Agung Tbk PT	760,800	102,307
Surya Semesta Internusa Tbk PT	1,209,300	51,426
Telekomunikasi Indonesia Persero Tbk PT	7,620,870	2,516,738
Tiga Pilar Sejahtera Food Tbk (a)	803,600	120,069
Tower Bersama Infrastructure Tbk PT	288,200	134,704
Unilever Indonesia Tbk PT	58,500	199,692
United Tractors Tbk PT	248,645	337,217
Wijaya Karya Persero Tbk PT	437,000	93,755

		14,137,459

MALAYSIA — 4.4%
7-Eleven Malaysia Holdings Bhd Class B	236,500	102,938
AEON Credit Service M Bhd	39,900	138,934
AirAsia Bhd	216,400	145,993
Alliance Financial Group Bhd	640,810	576,427
APM Automotive Holdings Bhd	67,200	55,248
Astro Malaysia Holdings Bhd	219,900	145,164
Axiata Group Bhd	427,102	539,106
Berjaya Auto Bhd	253,980	140,025
British American Tobacco Malaysia Bhd	13,500	160,413

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Bursa Malaysia Bhd	214,834	$458,188
Cahya Mata Sarawak Bhd	214,200	196,823
Carlsberg Brewery Malaysia Bhd Class B	175,703	624,552
CB Industrial Product Holding Bhd	199,800	103,874
CIMB Group Holdings Bhd	354,776	404,061
Coastal Contracts Bhd	101,700	37,134
Dialog Group Bhd	561,600	198,268
Eastern & Oriental Bhd	517,941	210,408
Eco World Development Group Bhd (a)	295,000	92,734
Genting Bhd	439,200	842,185
Genting Malaysia Bhd	486,700	535,482
IJM Corp. Bhd	979,380	760,201
Inari Amertron Bhd	187,754	150,730
IOI Corp. Bhd	622,596	669,944
IOI Properties Group Bhd	429,413	258,551
Karex Bhd.	370,425	220,347
KNM Group Bhd (a)	801,800	78,522
Kuala Lumpur Kepong Bhd	47,300	274,273
Land & General Bhd	1,062,800	105,368
Landmarks Bhd (a)	1,563,600	287,350
Lingkaran Trans Kota Holdings Bhd	52,000	72,930
Malayan Banking Bhd	439,648	797,330
Maxis Bhd	329,000	490,059
Media Prima Bhd	267,700	85,447
MKH Bhd	143,100	101,386
Muhibbah Engineering M Bhd	271,100	150,775
Nam Cheong, Ltd. (a)	337,400	12,868
Oldtown Bhd	180,400	86,808
OSK Holdings Bhd	764,925	292,246
Padini Holdings Bhd	189,900	130,871
PPB Group Bhd	94,200	368,554
Press Metal Bhd	155,300	161,102
Prestariang Bhd	175,400	95,430
Public Bank Bhd	168,820	809,095
Salcon Bhd	576,000	80,783
SapuraKencana Petroleum Bhd (a)	190,600	72,359
Silverlake Axis, Ltd.	198,800	96,232
Sime Darby Bhd	323,102	597,686
TA Enterprise Bhd	648,900	76,101
Tambun Indah Land Bhd	367,300	130,560
Telekom Malaysia Bhd	127,309	208,718
Tenaga Nasional Bhd	293,950	1,016,439
TSH Resources Bhd	186,800	86,274
UEM Edgenta Bhd	79,700	64,176
Uzma Bhd (a)	118,700	49,082
Wah Seong Corp. Bhd	609,000	128,854
Yinson Holdings Bhd	137,600	107,139

		14,882,547

PHILIPPINES — 2.4%
ABS-CBN Holdings Corp.	163,600	165,304
Alliance Global Group, Inc.	698,300	228,951
Ayala Land, Inc.	1,420,488	1,149,689
BDO Unibank, Inc.	148,150	335,434
Belle Corp.	1,271,200	78,115
Bloomberry Resorts Corp. (a)	400,800	37,687
Cebu Air, Inc.	55,320	128,903
Cosco Capital, Inc.	1,601,800	273,820

D&L Industries, Inc.	1,417,300	333,173
DoubleDragon Properties Corp. (a)	458,370	552,936
First Gen Corp.	1,037,070	535,697
First Philippine Holdings Corp.	376,887	566,166
Globe Telecom, Inc.	2,105	88,549
GMA Holdings, Inc.	155,600	19,284
GT Capital Holdings, Inc.	6,205	184,250
JG Summit Holdings, Inc.	301,640	463,392
Jollibee Foods Corp.	39,720	202,306
LT Group, Inc.	476,200	150,239
Metro Pacific Investments Corp.	1,136,100	166,333
Nickel Asia Corp.	620,384	92,108
Pepsi-Cola Products Philippines, Inc.	1,036,000	68,148
Philex Mining Corp.	798,100	142,850
PLDT, Inc.	19,484	687,836
Puregold Price Club, Inc.	297,100	260,372
Robinsons Retail Holdings, Inc.	150,880	233,499
SM Investments Corp.	16,120	223,875
SM Prime Holdings, Inc.	921,300	534,789
Universal Robina Corp.	84,220	309,128

		8,212,833

SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd. (a) (b)	139,199	63,298

TAIWAN — 21.5%
Acer, Inc. (a)	646,395	300,045
Advanced Semiconductor Engineering, Inc.	915,636	1,098,337
Advantech Co., Ltd.	41,000	351,853
Airtac International Group	11,900	105,919
Asia Cement Corp.	833,073	728,213
Asustek Computer, Inc.	110,138	982,073
AU Optronics Corp. ADR	148,557	542,233
Catcher Technology Co., Ltd.	123,539	1,003,036
Cathay Financial Holding Co., Ltd.	1,223,604	1,565,345
Center Laboratories, Inc. (a)	47,088	102,602
Chang Hwa Commercial Bank, Ltd.	1,810,887	927,238
China Development Financial Holding Corp.	2,979,272	760,370
China Life Insurance Co., Ltd.	222,800	203,641
China Steel Chemical Corp.	20,877	68,934
China Steel Corp.	1,894,625	1,335,797
Chlitina Holding, Ltd.	43,000	215,374
Chunghwa Telecom Co., Ltd.	383,268	1,351,107
Coland Holdings, Ltd.	106,411	161,931
Compal Electronics, Inc.	929,431	573,750
CTBC Financial Holding Co., Ltd.	2,528,255	1,467,970
Delta Electronics, Inc.	305,787	1,629,147
E.Sun Financial Holding Co., Ltd.	385,839	219,720
Eclat Textile Co., Ltd.	41,574	496,042
eMemory Technology, Inc.	16,000	170,997
Epistar Corp. (a)	199,170	150,590
Everlight Electronics Co., Ltd.	149,996	240,219
Far Eastern New Century Corp.	1,067,170	798,365
Far EasTone Telecommunications Co., Ltd.	151,000	356,479
Feng TAY Enterprise Co., Ltd.	18,902	83,820
Firich Enterprises Co., Ltd.	29,239	70,426
First Financial Holding Co., Ltd.	2,251,508	1,195,949

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Formosa Chemicals & Fibre Corp.	644,691	$1,733,820
Formosa Petrochemical Corp.	195,000	586,017
Formosa Plastics Corp.	784,137	1,946,240
Foxconn Technology Co., Ltd.	221,519	648,752
Fubon Financial Holding Co., Ltd.	1,005,998	1,485,946
Giant Manufacturing Co., Ltd.	42,000	296,119
Hermes Microvision, Inc.	12,000	518,735
Himax Technologies, Inc. ADR (b)	17,614	151,304
Hiwin Technologies Corp.	25,112	130,986
Hon Hai Precision Industry Co., Ltd.	1,923,950	4,848,927
Hotai Motor Co., Ltd.	38,000	444,306
HTC Corp. (a)	108,710	302,073
Hua Nan Financial Holdings Co., Ltd.	2,164,488	1,108,294
Innolux Corp.	890,753	301,223
Inotera Memories, Inc. (a)	268,000	235,976
Inventec Corp.	343,000	280,130
King Yuan Electronics Co., Ltd.	873,898	776,445
Largan Precision Co., Ltd.	14,710	1,773,901
Lite-On Technology Corp.	554,891	798,379
Macronix International (a)	1,332,374	178,100
Makalot Industrial Co., Ltd.	15,682	75,044
MediaTek, Inc.	204,219	1,560,366
Medigen Biotechnology Corp. (a)	16,000	35,731
Mega Financial Holding Co., Ltd.	1,619,148	1,138,990
Merry Electronics Co., Ltd.	18,000	70,632
MIN AIK Technology Co., Ltd.	34,000	42,574
Motech Industries, Inc. (a)	121,507	122,881
Nan Ya Plastics Corp.	851,759	1,684,741
Novatek Microelectronics Corp.	144,062	507,851
PChome Online, Inc.	18,792	221,220
Pegatron Corp.	320,630	824,449
Pou Chen Corp.	217,000	305,297
Powertech Technology, Inc.	267,518	693,854
President Chain Store Corp.	50,000	397,186
ProMOS Technologies, Inc. (a) (d) (e)	1,135,850	—
Quanta Computer, Inc.	509,194	1,062,395
Radiant Opto-Electronics Corp.	43,000	69,825
Realtek Semiconductor Corp.	185,161	608,431
Shin Kong Financial Holding Co., Ltd. (a)	2,323,980	510,830
Silicon Motion Technology Corp. ADR	3,349	173,445
Siliconware Precision Industries Co., Ltd.	391,763	587,416
SinoPac Financial Holdings Co., Ltd.	2,882,459	850,608
Synnex Technology International Corp.	205,000	226,938
Tainan Enterprises Co., Ltd.	496,830	482,636
Taishin Financial Holding Co., Ltd.	2,683,376	997,315
Taiwan Cement Corp.	707,216	804,334
Taiwan FU Hsing Industrial Co., Ltd.	193,000	258,910
Taiwan Mobile Co., Ltd.	264,200	948,222
Taiwan Paiho, Ltd.	27,000	96,473
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	420,535	12,864,166
Tatung Co., Ltd. (a)	748,107	185,204
Teco Electric and Machinery Co., Ltd.	158,000	136,096
TPK Holding Co., Ltd. (a)	22,000	35,935
Tripod Technology Corp.	362,361	805,748
Uni-President Enterprises Corp.	783,971	1,470,626
United Integrated Services Co., Ltd.	507,194	771,013
United Microelectronics Corp. ADR (b)	537,754	994,845

Walsin Lihwa Corp. (a)	498,000	165,229
Wistron Corp.	728,373	541,420
Yageo Corp.	177,354	368,338
Yuanta Financial Holding Co., Ltd.	1,629,383	582,192

		72,082,601

THAILAND — 4.6%
Advanced Info Service PCL (d)	169,102	780,846
Airports of Thailand PCL (d)	34,900	401,879
Bangkok Expressway & Metro PCL (d)	8,838,799	1,760,107
Bank of Ayudhya PCL NVDR	169,700	177,536
BEC World PCL (d)	120,800	76,698
Bumrungrad Hospital PCL (d)	35,400	178,277
Central Plaza Hotel PCL (d)	49,100	55,264
Charoen Pokphand Foods PCL (d)	234,700	215,057
Chularat Hospital PCL (d)	1,950,500	147,484
CP ALL PCL (d)	746,300	1,324,602
E for L Aim PCL (d)	2,868,600	26,492
Electricity Generating PCL (d)	225,618	1,292,501
Energy Absolute PCL (d)	229,700	170,701
Gunkul Engineering PCL (d)	1,136,060	152,786
Hana Microelectronics PCL	104,200	95,479
Ichitan Group PCL (d)	135,200	40,579
Indorama Ventures PCL	168,300	137,214
IRPC PCL (d)	3,016,739	424,868
Jasmine International PCL (d)	620,325	128,899
Kasikornbank PCL	56,854	307,652
KCE Electronics PCL (d)	159,300	487,325
MC Group PCL (d)	300,800	118,063
Mega Lifesciences PCL	229,600	125,899
Minor International PCL (d)	320,986	361,283
Nok Airlines PCL (a) (d)	397,300	87,716
PTT Exploration & Production PCL (d)	311,532	728,257
PTT Global Chemical PCL NVDR	78,800	133,607
PTT PCL (d)	111,355	1,089,447
Raimon Land PCL (d)	3,353,500	123,881
Siam Cement PCL NVDR	49,600	738,632
Siam Commercial Bank PCL (d)	239,097	1,021,251
SNC Former PCL (d)	41,000	15,856
Somboon Advance Technology PCL (d)	167,100	61,246
Srisawad Power 1979 PCL (d)	250,511	260,271
Superblock PCL NVDR (a)	1,025,500	42,322
SVI PCL.	975,500	131,193
Thai Beverage PCL	990,900	704,957
Thai Oil PCL (d)	389,364	769,738
Thai Union Group PCL (d)	217,600	134,391
TMB Bank PCL (d)	2,004,500	122,642
True Corp. PCL NVDR	1,444,583	289,750

		15,442,648

TOTAL COMMON STOCKS (Cost $330,513,458)		331,913,937

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)	40,233	3,502
Eastern & Oriental Bhd (expiring 7/21/19) (a)	188,831	8,904

		12,406

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

THAILAND — 0.0% (f)
Raimon Land PCL (expiring 6/14/18) (a)	1,943,475	$13,461

TOTAL WARRANTS (Cost $5,543)		25,867

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	931,229	931,229
State Street Navigator Securities Lending Prime Portfolio (g) (i)	7,123,753	7,123,753

TOTAL SHORT-TERM INVESTMENTS (Cost $8,054,982)		8,054,982

TOTAL INVESTMENTS — 101.2% (Cost $338,573,983)		339,994,786
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,136,377)

NET ASSETS — 100.0%		$335,858,409

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $12,632,645, representing 3.7% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $51,239, representing 0.0% of the Fund’s net assets.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$141,851,739	$—	$51,239		$141,902,978
Hong Kong	6,662,951	—	0	(a)	6,662,951
India	58,452,384	74,238	—		58,526,622
Indonesia	14,137,459	—	0	(a)	14,137,459
Malaysia	14,882,547	—	—		14,882,547
Philippines	8,212,833	—	—		8,212,833
Singapore	63,298	—	—		63,298
Taiwan	72,082,601	—	0	(a)	72,082,601
Thailand	2,884,241	12,558,407	—		15,442,648
Warrants
Malaysia	12,406	—	—		12,406
Thailand	13,461	—	—		13,461
Short-Term Investments	8,054,982	—	—		8,054,982

TOTAL INVESTMENTS	$327,310,902	$12,632,645	$51,239		$339,994,786

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	144,386	$144,386	37,231,756	36,444,913	931,229	$931,229	$3,284	$—
State Street Navigator Securities Lending Prime Portfolio	24,557,557	24,557,557	48,304,842	65,738,646	7,123,753	7,123,753	287,162	—

TOTAL		$24,701,943				$8,054,982	$290,446	$—

See accompanying notes to financial statements.

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AGRICULTURAL PRODUCTS — 0.3%
Ros Agro PLC GDR	7,000	$93,100

ALUMINUM — 0.4%
United Co. RUSAL PLC	351,000	111,781

DATA PROCESSING & OUTSOURCED SERVICES — 0.5%
QIWI PLC ADR.	9,158	134,073

DIVERSIFIED BANKS — 17.6%
Sberbank of Russia PJSC ADR (a)	246,918	2,315,597
Sberbank of Russia PJSC ADR (a)	147,635	1,390,722
VTB Bank PJSC GDR	454,121	1,010,873

		4,717,192

DIVERSIFIED METALS & MINING — 4.7%
MMC Norilsk Nickel PJSC ADR	79,495	1,270,330

ELECTRIC UTILITIES — 1.2%
RusHydro PJSC ADR (a)	270,198	321,535
RusHydro PJSC ADR (a)	1,612	1,983

		323,518

FERTILIZERS & AGRICULTURAL CHEMICALS — 1.7%
PhosAgro PJSC GDR	18,600	239,940
Urakali PJSC (b)	71,505	202,132

		442,072

FOOD RETAIL — 6.7%
Magnit PJSC GDR	29,404	1,225,853
X5 Retail Group NV GDR (b)	19,376	561,323

		1,787,176

HOMEBUILDING — 1.2%
PIK Group PJSC GDR (b)	68,635	311,260

HYPERMARKETS & SUPER CENTERS — 1.6%
Lenta, Ltd. GDR (b)	49,306	399,379
O’Key Group SA GDR	16,178	28,069

		427,448

INTEGRATED OIL & GAS — 35.3%
Gazprom Neft PJSC ADR	14,833	206,920
Gazprom PJSC ADR	864,387	3,639,069
Lukoil PJSC ADR	65,316	3,180,236
Rosneft PJSC GDR	189,689	1,035,702
Surgutneftegas OJSC ADR (a)	167,006	803,299
Surgutneftegas OJSC ADR (a)	121,239	567,399

		9,432,625

INTEGRATED TELECOMMUNICATION SERVICES — 1.5%
Rostelecom PJSC ADR	54,020	404,610

INTERNET SOFTWARE & SERVICES — 4.4%
Mail.Ru Group, Ltd. GDR (b)	18,737	328,647
Yandex NV Class A (b)	39,982	841,621

		1,170,268

IT CONSULTING & OTHER SERVICES — 0.6%
Luxoft Holding, Inc. (b)	3,034	160,347

OIL & GAS EQUIPMENT & SERVICES — 0.2%
TMK PJSC GDR	14,858	56,758

OIL & GAS EXPLORATION & PRODUCTION — 9.4%
Exillon Energy PLC (b)	31,723	53,159
Novatek OJSC GDR	11,327	1,245,970

Tatneft PJSC ADR	39,173	1,205,745

		2,504,874

PRECIOUS METALS & MINERALS — 2.2%
Polymetal International PLC	47,620	599,098

RAILROADS — 0.5%
Globaltrans Investment PLC GDR	30,819	144,849

REAL ESTATE DEVELOPMENT — 0.8%
Etalon Group, Ltd. GDR	27,918	76,775
LSR Group PJSC GDR	50,711	143,765

		220,540

REGIONAL BANKS — 0.4%
TCS Group Holding PLC GDR	13,100	95,630

STEEL — 3.9%
Evraz PLC (b)	38,453	80,420
Magnitogorsk Iron & Steel Works OJSC GDR	31,928	189,333
Mechel PJSC ADR (b)	37,555	107,407
Novolipetsk Steel PJSC GDR	15,521	201,773
Severstal PJSC GDR	37,364	450,984

		1,029,917

WIRELESS TELECOMMUNICATION SERVICES — 4.8%
MegaFon PJSC GDR	20,987	200,426
Mobile TeleSystems PJSC ADR	86,784	662,162
Sistema PJSC FC GDR	32,370	240,185
VimpelCom, Ltd. ADR	51,163	178,047

		1,280,820

TOTAL COMMON STOCKS (Cost $37,010,922)		26,718,286

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $135,882)	135,882	135,882

TOTAL INVESTMENTS — 100.4% (Cost $37,146,804)		26,854,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(95,582)

NET ASSETS — 100.0%		$26,758,586

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Agricultural Products	$93,100	$—	$—	$93,100
Aluminum	111,781	—	—	111,781
Data Processing & Outsourced Services	134,073	—	—	134,073
Diversified Banks	4,717,192	—	—	4,717,192
Diversified Metals & Mining	1,270,330	—	—	1,270,330
Electric Utilities	323,518	—	—	323,518
Fertilizers & Agricultural Chemicals	442,072	—	—	442,072
Food Retail	1,787,176	—	—	1,787,176
Homebuilding	311,260	—	—	311,260
Hypermarkets & Super Centers	427,448	—	—	427,448
Integrated Oil & Gas.	9,432,625	—	—	9,432,625
Integrated Telecommunication Services	404,610	—	—	404,610
Internet Software & Services	1,170,268	—	—	1,170,268
IT Consulting & Other Services	160,347	—	—	160,347
Oil & Gas Equipment & Services	56,758	—	—	56,758
Oil & Gas Exploration & Production	2,504,874	—	—	2,504,874
Precious Metals & Minerals.	599,098	—	—	599,098
Railroads	144,849	—	—	144,849
Real Estate Development.	220,540	—	—	220,540
Regional Banks	95,630	—	—	95,630
Steel	1,029,917	—	—	1,029,917
Wireless Telecommunication Services	1,280,820	—	—	1,280,820
Short-Term Investment	135,882	—	—	135,882

TOTAL INVESTMENTS	$26,854,168	$—	$—	$26,854,168

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	46,732	$46,732	2,958,138	2,868,988	135,882	$135,882	$475	$—

TOTAL		$46,732				$135,882	$475	$—

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H	1,620,000	$1,090,311

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. Class H	856,000	414,979

AIRLINES — 0.3%
Air China, Ltd. Class H	1,650,000	1,108,375
China Eastern Airlines Corp., Ltd. Class H (a) (b)	1,502,000	691,358
China Southern Airlines Co., Ltd. Class H	1,198,000	671,910
Shandong Airlines Co., Ltd. Class B	106,000	241,905

		2,713,548

AUTO COMPONENTS — 0.3%
Minth Group, Ltd	612,000	2,150,220
Xinchen China Power Holdings, Ltd. (a)	751,000	122,005
Xinyi Glass Holdings, Ltd. (a)	264,000	238,609

		2,510,834

AUTOMOBILES — 2.1%
BAIC Motor Corp., Ltd. Class H (c)	914,400	962,036
Brilliance China Automotive Holdings, Ltd. (b)	1,458,000	1,635,467
Byd Co., Ltd. Class H (a) (b)	414,500	2,720,241
Chongqing Changan Automobile Co., Ltd. Class B	666,600	1,086,369
Dongfeng Motor Group Co., Ltd. Class H	1,985,300	1,983,777
Geely Automobile Holdings, Ltd. (b)	3,630,000	3,238,752
Great Wall Motor Co., Ltd. Class H	2,231,000	2,171,758
Guangzhou Automobile Group Co., Ltd. Class H	1,624,637	2,088,414
Qingling Motors Co., Ltd. Class H	2,484,000	755,838

		16,642,652

BANKS — 16.5%
Agricultural Bank of China, Ltd. Class H	16,296,000	6,975,641
Bank of China, Ltd. Class H	47,472,700	21,667,669
Bank of Chongqing Co., Ltd. Class H	1,770,500	1,451,838
Bank of Communications Co., Ltd. Class H	14,077,824	10,727,240
China CITIC Bank Corp., Ltd. Class H	6,898,471	4,580,628
China Construction Bank Corp. Class H	57,733,623	42,801,763
China Merchants Bank Co., Ltd. Class H	2,806,235	7,069,905
China Minsheng Banking Corp., Ltd. Class H	4,454,300	5,134,309
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,842,000	1,135,227
Harbin Bank Co., Ltd. Class H (b) (c)	3,796,000	1,164,845
Huishang Bank Corp., Ltd. Class H	1,717,000	881,086
Industrial & Commercial Bank of China, Ltd. Class H	47,975,789	30,000,526
Shengjing Bank Co., Ltd. Class H (b) (c)	583,500	601,108

		134,191,785

BEVERAGES — 0.2%
Tibet Water Resources, Ltd. (b)	1,475,000	515,378
Tsingtao Brewery Co., Ltd. Class H (b)	211,000	821,589

		1,336,967

BIOTECHNOLOGY — 0.3%
3SBio, Inc. (a) (c)	488,500	552,998
BeiGene, Ltd. ADR (a) (b)	19,252	593,154
China Biologic Products, Inc. (a) (b)	10,404	1,295,090
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	15,500	75,942

		2,517,184

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd	376,000	254,999

CAPITAL MARKETS — 2.2%
Central China Securities Co., Ltd. Class H (b)	380,000	177,361
China Cinda Asset Management Co., Ltd. Class H	8,261,200	2,918,493
China Everbright, Ltd.	606,000	1,239,198
China Financial International Investments, Ltd. (a) (b)	4,210,000	252,406
China Galaxy Securities Co., Ltd. Class H	1,975,000	1,800,327
China Huarong Asset Management Co., Ltd. (a) (c)	1,218,000	480,545
CITIC Securities Co., Ltd. Class H	1,331,000	2,824,704
GF Securities Co., Ltd. Class H (b)	1,024,000	2,165,254
Guotai Junan International Holdings, Ltd. (b)	1,806,000	684,589
Haitong Securities Co., Ltd. Class H	1,938,600	3,279,344
Huatai Securities Co., Ltd. Class H (c)	669,000	1,354,225
Noah Holdings, Ltd. ADS (a) (b)	15,333	400,345
Shenwan Hongyuan HK, Ltd.	530,000	276,755

		17,853,546

CHEMICALS — 0.4%
China BlueChemical, Ltd. Class H	2,008,000	367,635
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (b)	589,000	272,631
Huabao International Holdings, Ltd. (a)	1,365,000	524,462
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,661,999	1,341,991
Yingde Gases Group Co., Ltd.	1,104,500	437,189

		2,943,908

COMMERCIAL SERVICES & SUPPLIES — 0.6%
China Everbright International, Ltd.	1,836,000	2,182,572
China Evergrande Group (b)	2,970,600	2,006,968
Dongjiang Environmental Co., Ltd. Class H (b)	156,200	252,548
Yestar International Holdings Co., Ltd. (b)	725,000	353,342

		4,795,430

COMMUNICATIONS EQUIPMENT — 0.4%
BYD Electronic International Co., Ltd.	512,000	426,449
China All Access Holdings, Ltd. (b)	1,292,000	454,768

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

China Fiber Optic Network System Group, Ltd. (a)	1,131,600	$89,000
Comba Telecom Systems Holdings, Ltd.	1,322,100	260,808
Shanghai Potevio Co., Ltd. Class B (a)	264,700	405,256
Suncorp Technologies, Ltd. (a)	8,100,000	81,460
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	283,500	480,301
ZTE Corp. Class H	672,997	978,785

		3,176,827

CONSTRUCTION & ENGINEERING — 1.2%
China Communications Construction Co., Ltd. Class H	2,867,394	3,013,075
China Machinery Engineering Corp. Class H.	480,000	280,972
China Railway Construction Corp., Ltd. Class H	1,200,375	1,361,961
China Railway Group, Ltd. Class H	2,534,000	1,829,615
China Singyes Solar Technologies Holdings, Ltd. (b)	388,000	199,604
China State Construction International Holdings, Ltd.	1,042,000	1,370,354
Concord New Energy Group, Ltd.	3,630,000	189,551
Metallurgical Corp. of China, Ltd. Class H	1,694,000	552,585
Sinopec Engineering Group Co., Ltd. Class H	1,000,500	860,415

		9,658,132

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class H (b)	973,000	2,665,856
BBMG Corp. Class H	1,285,000	493,724
China National Building Material Co., Ltd. Class H (b)	2,714,000	1,203,742
China Resources Cement Holdings, Ltd.	809,163	323,417
China Shanshui Cement Group, Ltd. (a) (b) (e)	1,913,000	387,856
CSG Holding Co., Ltd. Class B	388,000	331,673

		5,406,268

CONSUMER FINANCE — 0.4%
China Financial Services Holdings, Ltd.	3,110,000	248,609
Credit China Holdings, Ltd. (a) (b)	20,760,000	2,623,122

		2,871,731

CONTAINERS & PACKAGING — 0.1%
AMVIG Holdings, Ltd.	1,278,000	446,545
Beijing Enterprises Clean Energy Group, Ltd. (a)	8,640,000	243,962
Greatview Aseptic Packaging Co., Ltd.	477,000	253,385

		943,892

DISTRIBUTORS — 0.1%
Qianhai Health Holdings, Ltd. (a)	1,590,000	36,286
Xinhua Winshare Publishing and Media Co., Ltd. Class H (a)	617,000	630,846

		667,132

DIVERSIFIED CONSUMER SERVICES — 1.0%
China Maple Leaf Educational Systems, Ltd.	174,000	160,406
Fu Shou Yuan International Group, Ltd. (b)	716,000	412,653
New Oriental Education & Technology Group, Inc. ADR (a)	101,433	4,702,434
TAL Education Group ADR (a)	44,596	3,159,181

		8,434,674

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,150,000	1,085,360

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
China Communications Services Corp., Ltd. Class H	3,127,600	1,955,771
China Telecom Corp., Ltd. Class H	9,078,951	4,576,963
China Unicom Hong Kong, Ltd.	3,697,805	4,438,730
CITIC Telecom International Holdings, Ltd.	1,208,000	450,121

		11,421,585

ELECTRICAL EQUIPMENT — 0.6%
Boer Power Holdings, Ltd. (b)	198,000	89,862
China High Speed Transmission Equipment Group Co., Ltd.	1,126,000	1,138,202
Dongfang Electric Corp., Ltd. Class H	250,200	197,748
Shanghai Electric Group Co., Ltd. Class H (a)	2,102,000	991,925
Tech Pro Technology Development, Ltd. (a) (b)	4,435,396	101,793
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	278,000	415,067
Zhuzhou CRRC Times Electric Co., Ltd.	414,000	2,145,811

		5,080,408

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
AAC Technologies Holdings, Inc.	465,745	4,680,899
Anxin-China Holdings, Ltd. (a) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	616,030	347,095
Digital China Holdings, Ltd. (b)	750,000	720,414
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,294,200	1,174,733
Ju Teng International Holdings, Ltd.	1,092,000	325,237
Kingboard Chemical Holdings, Ltd.	620,499	1,880,070
Sunny Optical Technology Group Co., Ltd.	411,000	2,029,577
Wasion Group Holdings, Ltd. (b)	374,000	203,493

		11,361,518

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a) (b)	908,000	84,291
China Oilfield Services, Ltd. Class H (b)	1,245,900	1,081,094
Hilong Holding, Ltd. (b)	658,000	97,564
Sinopec Oilfield Service Corp. Class H (a) (b)	1,340,000	257,428

		1,520,377

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.4%
China Resources Beer Holdings Co., Ltd. (a) .	1,103,667	$2,342,248
Sun Art Retail Group, Ltd. (b)	1,423,500	981,920

		3,324,168

FOOD PRODUCTS — 2.0%
Biostime International Holdings, Ltd. (a) (b) .	161,500	419,578
China Agri-Industries Holdings, Ltd. (a)	1,621,600	585,419
China Huishan Dairy Holdings Co., Ltd. (b) .	2,722,000	1,017,773
China Huiyuan Juice Group, Ltd. (a)	736,000	259,063
China Mengniu Dairy Co., Ltd.	1,840,220	3,416,624
China Milk Products Group, Ltd. (a) (e)	15,000	—
China Modern Dairy Holdings, Ltd. (a) (b)	2,182,000	410,745
China Yurun Food Group, Ltd. (a) (b)	1,103,000	179,189
CP Pokphand Co., Ltd. (b)	3,332,000	429,606
Imperial Pacific International Holdings, Ltd. (a) (b)	30,350,300	540,017
Shenguan Holdings Group, Ltd.	1,482,000	112,737
Tingyi Cayman Islands Holding Corp. (b)	1,393,844	1,613,822
Uni-President China Holdings, Ltd. (b)	1,228,400	871,099
Want Want China Holdings, Ltd. (b)	4,538,933	2,809,053
WH Group, Ltd. (c)	4,607,606	3,707,020
YuanShengTai Dairy Farm, Ltd. (a) (b)	2,401,000	173,358

		16,545,103

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd. (b)	1,426,000	2,261,464
China Oil & Gas Group, Ltd. (a)	1,736,000	127,582
China Resources Gas Group, Ltd.	623,000	2,128,624

		4,517,670

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,676,000	1,123,679

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Huayi Tencent Entertainment Co., Ltd. (a) (b) .	1,310,000	81,918
Phoenix Healthcare Group Co., Ltd.	425,000	755,098
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	677,100	1,824,585
Sinopharm Group Co., Ltd. Class H	743,600	3,571,335
Universal Health International Group Holding, Ltd. (a)	662,000	31,581

		6,264,517

HOTELS, RESTAURANTS & LEISURE — 0.3%
Ajisen China Holdings, Ltd.	476,000	217,871
China Lodging Group, Ltd. ADR	18,357	827,717
China Travel International Investment Hong Kong, Ltd. (b)	2,776,000	801,738
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	258,500	140,983
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,228,187	378,467

		2,366,776

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	932,000	1,540,526
Hisense Kelon Electrical Holdings Co., Ltd. Class H	292,000	269,563
Skyworth Digital Holdings, Ltd.	1,661,001	1,195,003

		3,005,092

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	402,000	790,944

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.4%
Beijing Jingneng Clean Energy Co., Ltd. Class H (b)	1,226,000	374,631
CGN Power Co., Ltd. Class H (c)	7,578,000	2,237,459
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	2,010,000	196,959
China Longyuan Power Group Corp., Ltd. Class H	2,253,000	1,830,066
China Power International Development, Ltd.	2,396,000	920,594
China Resources Power Holdings Co., Ltd.	1,250,092	2,153,344
Datang International Power Generation Co., Ltd. Class H	2,778,287	741,502
Huadian Fuxin Energy Corp., Ltd. Class H	1,922,000	455,970
Huadian Power International Corp., Ltd. Class H	1,024,000	459,456
Huaneng Power International, Inc. Class H	2,706,129	1,692,214

		11,062,195

INDUSTRIAL CONGLOMERATES — 1.1%
Beijing Enterprises Holdings, Ltd.	390,000	1,976,161
CITIC, Ltd.	4,135,000	5,896,518
Shanghai Industrial Holdings, Ltd.	317,000	911,442

		8,784,121

INSURANCE — 5.5%
China Life Insurance Co., Ltd. Class H	4,646,040	11,980,583
China Pacific Insurance Group Co., Ltd. Class H	1,511,000	5,581,541
China Taiping Insurance Holdings Co., Ltd. (a)	748,891	1,477,321
CNinsure, Inc. ADR (a)	26,991	207,831
New China Life Insurance Co., Ltd. Class H .	396,700	1,751,813
People’s Insurance Co. Group of China, Ltd. Class H	4,688,000	1,910,028
PICC Property & Casualty Co., Ltd. Class H .	2,896,858	4,795,758
Ping An Insurance Group Co. of China, Ltd. Class H	3,201,100	16,591,677

		44,296,552

INTERNET & CATALOG RETAIL — 3.4%
Ctrip.com International, Ltd. ADR (a)	202,615	9,435,781
JD.com, Inc. ADR (a)	551,884	14,398,654
Qunar Cayman Islands, Ltd. ADR (a) (b)	32,356	938,324
Vipshop Holdings, Ltd. ADR (a)	202,550	2,971,408

		27,744,167

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 26.8%
21Vianet Group, Inc. ADR (a)	40,875	$324,956
58.com, Inc. ADR (a) (b)	35,306	1,682,684
Alibaba Group Holding, Ltd. ADR (a) (b)	690,287	73,025,462
Autohome, Inc. ADR (a)	11,147	270,315
Baidu, Inc. ADR (a)	169,192	30,804,787
Baozun, Inc. ADR (a) (b)	14,672	221,400
Bitauto Holdings, Ltd. ADR (a)	19,460	565,897
Fang Holdings, Ltd. ADR (a)	119,559	536,820
Momo, Inc. ADR (a)	38,816	873,360
NetEase, Inc. ADR	49,043	11,808,573
Phoenix New Media, Ltd. ADR (a)	38,576	150,446
SINA Corp. (a)	46,593	3,439,961
Sohu.com, Inc. (a)	27,855	1,232,584
Tencent Holdings, Ltd.	3,319,015	91,149,401
Tian Ge Interactive Holdings, Ltd. (a) (c)	128,000	90,439
Weibo Corp. ADR (a)	4,449	223,073
YY, Inc. ADR (a) (b)	18,506	986,000

		217,386,158

IT SERVICES — 0.3%
AGTech Holdings, Ltd. (a) (b)	1,516,000	301,013
Chinasoft International, Ltd. (a)	580,000	266,969
Hi Sun Technology China, Ltd. (a) (b)	1,440,000	250,646
TravelSky Technology, Ltd. Class H	811,000	1,923,994

		2,742,622

MACHINERY — 1.1%
China Conch Venture Holdings, Ltd.	731,000	1,425,063
China Huarong Energy Co., Ltd. (a) (b)	567,900	33,316
China International Marine Containers Group Co., Ltd. Class H (b)	538,300	632,972
CIMC Enric Holdings, Ltd. (b)	608,000	263,395
CRRC Corp., Ltd. Class H	2,661,950	2,402,497
First Tractor Co., Ltd. Class H	372,000	201,925
Haitian International Holdings, Ltd.	629,000	1,237,571
Lonking Holdings, Ltd.	2,312,000	336,846
Weichai Power Co., Ltd. Class H	1,023,840	1,372,873
Yangzijiang Shipbuilding Holdings, Ltd.	1,861,800	1,024,130
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (b)	895,600	314,086

		9,244,674

MARINE — 0.2%
China COSCO Holdings Co., Ltd. Class H (a) (b)	1,473,175	501,445
China Shipping Container Lines Co., Ltd. Class H (a) (b)	2,189,500	468,617
China Shipping Development Co., Ltd. Class H	855,800	462,329
SITC International Holdings Co., Ltd.	703,000	418,757

		1,851,148

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a) (b)	6,240,000	1,303,361
Poly Culture Group Corp., Ltd. Class H	96,300	248,325
Wisdom Sports Group (a) (b)	406,000	143,431

		1,695,117

METALS & MINING — 1.1%
Aluminum Corp. of China, Ltd. Class H (a) (b)	3,482,000	1,261,537
Angang Steel Co., Ltd. Class H (a) (b)	1,065,720	513,901
China Hongqiao Group, Ltd. (b)	443,000	398,680
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
China Molybdenum Co., Ltd. Class H	3,795,000	777,990
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	4,004,000	129,062
China Zhongwang Holdings, Ltd. (b)	842,800	406,407
Jiangxi Copper Co., Ltd. Class H	1,251,000	1,429,078
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	1,822,000	413,453
MMG, Ltd. (a) (b)	1,220,000	306,732
Shougang Fushan Resources Group, Ltd.	2,722,000	614,174
Zhaojin Mining Industry Co., Ltd. Class H (b)	770,000	777,352
Zijin Mining Group Co., Ltd. Class H	4,862,750	1,561,156

		8,589,522

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (b)	491,120	625,618
Intime Retail Group Co., Ltd. (b)	693,500	604,447
Parkson Retail Group, Ltd. (b)	1,674,500	179,196

		1,409,261

OIL, GAS & CONSUMABLE FUELS — 5.2%
China Coal Energy Co., Ltd. Class H (a)	1,853,013	1,001,054
China Petroleum & Chemical Corp. Class H	16,264,640	11,848,351
China Shenhua Energy Co., Ltd. Class H	2,252,700	4,403,191
China Suntien Green Energy Corp., Ltd. Class H (b)	995,000	137,269
CNOOC, Ltd.	10,175,174	12,620,656
Kunlun Energy Co., Ltd. (b)	2,485,400	1,903,477
NewOcean Energy Holdings, Ltd. (b)	746,000	200,063
PetroChina Co., Ltd. Class H	13,022,930	8,546,563
Sinopec Kantons Holdings, Ltd.	1,062,000	499,784
Yanzhou Coal Mining Co., Ltd. Class H (b)	1,209,900	814,301

		41,974,709

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd.	1,946,000	1,766,365
Nine Dragons Paper Holdings, Ltd.	1,514,000	1,415,236

		3,181,601

PERSONAL PRODUCTS — 0.5%
Hengan International Group Co., Ltd. (b)	515,500	4,273,706

PHARMACEUTICALS — 1.3%
China Animal Healthcare, Ltd. (a) (e)	763,600	127,990
China Medical System Holdings, Ltd.	835,300	1,404,381
China Shineway Pharmaceutical Group, Ltd. (b)	309,000	317,129
Consun Pharmaceutical Group, Ltd.	609,000	354,912
CSPC Pharmaceutical Group, Ltd.	1,820,000	1,820,950

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Guangzhou Baiyunshan Pharmaceutical
Holdings Co., Ltd. Class H (a) (b)	202,000	$495,888
Hua Han Health Industry Holdings, Ltd. (b)	3,728,400	254,779
Luye Pharma Group, Ltd. (a)	1,091,500	714,912
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	196,000	277,980
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	214,000	664,960
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	476,000	466,429
Sihuan Pharmaceutical Holdings Group, Ltd.	1,362,000	298,532
Sino Biopharmaceutical, Ltd.	3,276,000	2,200,628
SSY Group, Ltd. (b)	1,916,332	657,230
Tong Ren Tang Technologies Co., Ltd. Class H	423,000	818,082

		10,874,782

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.0%
Agile Group Holdings, Ltd. (b)	1,474,747	838,535
Beijing Capital Land, Ltd. Class H	860,000	352,607
Carnival Group International Holdings, Ltd. (a) (b)	7,206,800	873,444
China Jinmao Holdings Group, Ltd.	1,642,000	505,983
China Overseas Land & Investment, Ltd.	2,855,862	9,684,071
China Overseas Property Holdings, Ltd. (b)	992,620	204,771
China Resources Land, Ltd.	1,852,555	5,159,289
China South City Holdings, Ltd. (b)	2,196,000	486,996
China Vanke Co., Ltd. Class H	848,164	2,198,067
Colour Life Services Group Co., Ltd. (a)	297,000	208,698
Country Garden Holdings Co., Ltd.	5,788,500	3,052,491
Future Land Holdings Co., Ltd. Class A	588,294	1,113,967
Greentown China Holdings, Ltd. (a) (b)	386,000	324,987
Guangzhou R&F Properties Co., Ltd. Class H	942,224	1,482,105
Hopson Development Holdings, Ltd.	410,000	404,399
Hydoo International Holding, Ltd. (b)	1,278,000	130,174
KWG Property Holding, Ltd.	744,592	488,654
Longfor Properties Co., Ltd.	870,500	1,335,613
Poly Property Group Co., Ltd. (a) (b)	1,315,000	447,605
Redco Properties Group, Ltd. (a) (c)	197,100	143,582
Renhe Commercial Holdings Co., Ltd. (a) (b) .	8,969,000	223,186
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	478,323
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	718,560	1,206,462
Shenzhen Investment, Ltd.	1,855,458	882,760
Shimao Property Holdings, Ltd.	1,126,441	1,524,975
Shui On Land, Ltd.	3,099,000	843,080
Sino-Ocean Group Holding, Ltd.	3,340,712	1,537,702
SOHO China, Ltd.	950,500	513,489
Sunac China Holdings, Ltd.	1,261,300	907,439
Yanlord Land Group, Ltd.	415,900	427,049

Yuexiu Property Co., Ltd.	6,438,000	1,012,688
Yuzhou Properties Co., Ltd.	2,571,840	951,680
Zall Group, Ltd. (a) (b)	465,000	281,184

		40,226,055

ROAD & RAIL — 0.2%
CAR, Inc. (a) (b)	813,300	842,037
Dazhong Transportation Group Co., Ltd. Class B	372,000	278,628
Guangshen Railway Co., Ltd. Class H	1,480,000	765,193

		1,885,858

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
China Soft Power Technology Holdings, Ltd. (a)	2,163,000	57,171
GCL-Poly Energy Holdings, Ltd. (b)	7,228,000	959,887
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
JinkoSolar Holding Co., Ltd. ADR (a) (b)	14,022	221,548
Semiconductor Manufacturing International Corp. (a)	21,538,000	2,415,959
Shunfeng International Clean Energy, Ltd. (a)	664,000	78,763
Trina Solar, Ltd. ADR (a)	56,096	574,423
Xinyi Solar Holdings, Ltd. (b)	2,426,000	907,097

		5,214,848

SOFTWARE — 0.4%
Boyaa Interactive International, Ltd. (a)	293,000	172,265
Cheetah Mobile, Inc. ADR (a) (b)	14,946	186,227
Kingdee International Software Group Co., Ltd. (a) (b)	1,070,000	422,153
Kingsoft Corp., Ltd. (b)	520,000	1,229,611
NetDragon Websoft Holdings, Ltd.	212,000	736,648
Shanghai Baosight Software Co., Ltd. Class B	314,800	583,639
V1 Group, Ltd.	2,046,000	105,519

		3,436,062

SPECIALTY RETAIL — 0.3%
Baoxin Auto Group, Ltd. (a) (b)	150,574	46,788
BEP International Holdings, Ltd.	5,820,000	375,196
China Harmony New Energy Auto Holding, Ltd. (b)	323,000	156,587
GOME Electrical Appliances Holding, Ltd. (b)	7,170,279	878,263
Hengdeli Holdings, Ltd. (a)	2,680,895	297,264
Zhongsheng Group Holdings, Ltd.	539,500	511,958

		2,266,056

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Coolpad Group, Ltd. (a)	2,797,400	526,590
Huaneng Renewables Corp., Ltd. Class H	2,530,000	880,743
Lenovo Group, Ltd.	4,562,000	3,023,315

		4,430,648

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
ANTA Sports Products, Ltd.	628,000	$1,704,420
Belle International Holdings, Ltd.	3,730,000	2,558,500
Bosideng International Holdings, Ltd.	3,358,000	303,071
China Dongxiang Group Co., Ltd.	3,147,000	620,802
China Jicheng Holdings, Ltd. (a) (b) (c)	10,025,000	336,065
Cosmo Lady China Holdings Co., Ltd. (b) (c) .	298,000	122,951
Lao Feng Xiang Co., Ltd. Class B	154,111	544,320
Li Ning Co., Ltd. (a) (b)	1,308,707	895,987
Shenzhou International Group Holdings, Ltd.	416,000	2,896,357

		9,982,473

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (a) (b)	1,896,000	232,235

TRANSPORTATION INFRASTRUCTURE — 1.4%
Anhui Expressway Co., Ltd. Class H	642,000	533,900
Beijing Capital International Airport Co., Ltd. Class H	1,455,939	1,650,050
China Merchants Port Holdings Co., Ltd.	834,838	2,222,733
COSCO International Holdings, Ltd. (b)	636,000	285,366
COSCO SHIPPING Ports, Ltd.	998,163	1,023,137
Dalian Port PDA Co., Ltd. Class H	1,230,200	212,542
HNA Infrastructure Co., Ltd.	407,000	455,490
Jiangsu Expressway Co., Ltd. Class H	822,795	1,137,238
Qingdao Port International Co., Ltd. Class H (b) (c)	885,000	522,605
Shenzhen Expressway Co., Ltd. Class H	592,000	621,314
Shenzhen International Holdings, Ltd. (b)	715,408	1,186,205
Sichuan Expressway Co., Ltd. Class H (b)	844,000	321,018
Xiamen International Port Co., Ltd. Class H .	1,025,000	206,164
Yuexiu Transport Infrastructure, Ltd. (b)	396,000	271,116
Zhejiang Expressway Co., Ltd. Class H	804,000	847,958

		11,496,836

WATER UTILITIES — 0.8%
Beijing Enterprises Water Group, Ltd. (a) (b) .	3,266,000	2,206,543
CT Environmental Group, Ltd. (b)	1,826,400	529,839
Guangdong Investment, Ltd.	2,058,000	3,269,046
Kangda International Environmental Co., Ltd. (c)	774,000	170,648

		6,176,076

WIRELESS TELECOMMUNICATION SERVICES — 5.2%
China Mobile, Ltd.	3,493,004	42,266,702

TOTAL COMMON STOCKS (Cost $842,262,701)		809,556,180

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	1,571,854	1,571,854
State Street Navigator Securities Lending Prime Portfolio (f) (h)	32,855,648	32,855,648

TOTAL SHORT-TERM INVESTMENTS (Cost $34,427,502)		34,427,502

TOTAL INVESTMENTS — 103.9% (Cost $876,690,203)		843,983,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(31,860,653)

NET ASSETS — 100.0%		$812,123,029

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $515,846, representing 0.1% of the Fund’s net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	Investment of cash collateral for securities loaned

ADR = American Depositary Receipt

ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,090,311	$—	$—		$1,090,311
Air Freight & Logistics	414,979	—	—		414,979
Airlines	2,713,548	—	—		2,713,548
Auto Components	2,510,834	—	—		2,510,834
Automobiles.	16,642,652	—	—		16,642,652
Banks	134,191,785	—	—		134,191,785
Beverages	1,336,967	—	—		1,336,967
Biotechnology	2,517,184	—	—		2,517,184
Building Products	254,999	—	—		254,999
Capital Markets	17,853,546	—	—		17,853,546
Chemicals	2,943,908	—	0	(a)	2,943,908
Commercial Services & Supplies	4,795,430	—	—		4,795,430
Communications Equipment	3,176,827	—	—		3,176,827
Construction & Engineering	9,658,132	—	—		9,658,132
Construction Materials	5,018,412	—	387,856		5,406,268
Consumer Finance	2,871,731	—	—		2,871,731
Containers & Packaging	943,892	—	—		943,892
Distributors	667,132	—	—		667,132
Diversified Consumer Services	8,434,674	—	—		8,434,674
Diversified Financial Services	1,085,360	—	—		1,085,360
Diversified Telecommunication Services	11,421,585	—	—		11,421,585
Electrical Equipment.	5,080,408	—	—		5,080,408
Electronic Equipment, Instruments & Components	11,361,518	—	0	(a)	11,361,518
Energy Equipment & Services	1,520,377	—	—		1,520,377
Food & Staples Retailing	3,324,168	—	—		3,324,168
Food Products	16,545,103	—	0	(a)	16,545,103
Gas Utilities	4,517,670	—	—		4,517,670
Health Care Equipment & Supplies	1,123,679	—	—		1,123,679
Health Care Providers & Services	6,264,517	—	—		6,264,517
Hotels, Restaurants & Leisure	2,366,776	—	—		2,366,776
Household Durables	3,005,092	—	—		3,005,092
Household Products	790,944	—	—		790,944
Independent Power Producers & Energy Traders	11,062,195	—	—		11,062,195
Industrial Conglomerates.	8,784,121	—	—		8,784,121
Insurance	44,296,552	—	—		44,296,552
Internet & Catalog Retail.	27,744,167	—	—		27,744,167
Internet Software & Services	217,386,158	—	—		217,386,158
IT Services.	2,742,622	—	—		2,742,622
Machinery	9,244,674	—	—		9,244,674
Marine	1,851,148	—	—		1,851,148
Media	1,695,117	—	—		1,695,117
Metals & Mining	8,589,522	—	0	(a)	8,589,522
Multiline Retail	1,409,261	—	—		1,409,261
Oil, Gas & Consumable Fuels	41,974,709	—	—		41,974,709
Paper & Forest Products	3,181,601	—	—		3,181,601
Personal Products	4,273,706	—	—		4,273,706
Pharmaceuticals	10,746,792	—	127,990		10,874,782
Real Estate Management & Development	40,226,055	—	—		40,226,055
Road & Rail	1,885,858	—	—		1,885,858
Semiconductors & Semiconductor Equipment	5,214,848	—	0	(a)	5,214,848

See accompanying notes to financial statements.

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Software	$3,436,062	$—	$—	$3,436,062
Specialty Retail	2,266,056	—	—	2,266,056
Technology Hardware, Storage & Peripherals	4,430,648	—	—	4,430,648
Textiles, Apparel & Luxury Goods	9,982,473	—	—	9,982,473
Trading Companies & Distributors	232,235	—	—	232,235
Transportation Infrastructure	11,496,836	—	—	11,496,836
Water Utilities	6,176,076	—	—	6,176,076
Wireless Telecommunication Services	42,266,702	—	—	42,266,702
Short-Term Investments	34,427,502	—	—	34,427,502

TOTAL INVESTMENTS	$843,467,836	$—	$515,846	$843,983,682

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	8,325	$8,325	69,502,501	67,938,972	1,571,854	$1,571,854	$3,644	$—
State Street Navigator Securities Lending Prime Portfolio	100,160,856	100,160,856	133,108,363	200,413,571	32,855,648	32,855,648	1,286,401	—

TOTAL		$100,169,181				$34,427,502	$1,290,045	$—

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
AVIC Aero-Engine Controls Co., Ltd. Class A	700	$2,775
AVIC Aircraft Co., Ltd. Class A	1,400	4,395
AVIC Aviation Engine Corp. PLC Class A	800	4,115
AVIC Helicopter Co., Ltd. Class A	400	2,438
Changchun UP Optotech Co., Ltd. Class A	300	2,315
China Avionics Systems Co., Ltd. Class A	800	2,284
China Spacesat Co., Ltd. Class A	700	3,341
Sichuan Chengfa Aero-Science & Technology Co., Ltd. Class A	400	2,288

		23,951

AIR FREIGHT & LOGISTICS — 0.6%
Citic Offshore Helicopter Co., Ltd. Class A	1,300	2,442
Jiangsu Aucksun Co., Ltd. Class A	4,700	6,835
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	2,987

		12,264

AIRLINES — 1.1%
Air China, Ltd. Class A	3,000	3,256
China Eastern Airlines Corp., Ltd. Class A (a)	4,300	4,003
China Southern Airlines Co., Ltd. Class A	4,700	4,933
Hainan Airlines Co., Ltd. Class A (a)	11,900	5,709
Spring Airlines Co., Ltd. Class A	700	4,741

		22,642

AUTO COMPONENTS — 1.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	5,431
China Shipbuilding Industry Group Power Co., Ltd. Class A (a)	1,000	4,928
Fangda Special Steel Technology Co., Ltd. Class A	2,400	2,213
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	6,331
Greatoo Intelligent Equipment, Inc.	5,100	2,783
Huayu Automotive Systems Co., Ltd. Class A	1,700	4,014
Sailun Jinyu Group Co., Ltd. Class A	5,940	3,527
Wanxiang Qianchao Co., Ltd. Class A	1,300	2,824
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,679
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A (b)	800	2,234
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,100	3,387

		41,351

AUTOMOBILES — 1.1%
Anhui Jianghuai Automobile Co., Ltd. Class A	1,400	2,913
Beiqi Foton Motor Co., Ltd. Class A	10,600	4,243
Byd Co., Ltd. Class A (a)	700	5,834
Chongqing Changan Automobile Co., Ltd. Class A	.2,200	5,235
FAW CAR Co., Ltd. Class A	1,500	2,355
Haima Automobile Group Co., Ltd. Class A	4,100	3,049

		23,629

BANKS — 10.4%
Agricultural Bank of China, Ltd. Class A	38,400	18,020

Bank of Beijing Co., Ltd. Class A	2,280	3,111
Bank of China, Ltd. Class A	37,100	18,745
Bank of Communications Co., Ltd. Class A	12,800	10,612
Bank of Nanjing Co., Ltd. Class A	3,960	6,091
Bank of Ningbo Co., Ltd. Class A	3,000	7,039
China CITIC Bank Corp., Ltd. Class A	3,200	2,869
China Everbright Bank Co., Ltd. Class A	20,300	11,535
China Merchants Bank Co., Ltd. Class A	10,300	27,796
China Minsheng Banking Corp., Ltd. Class A	14,500	20,130
Huaxia Bank Co., Ltd. Class A	6,100	9,191
Industrial & Commercial Bank of China, Ltd. Class A	15,600	10,361
Industrial Bank Co., Ltd. Class A	14,400	34,478
Ping An Bank Co., Ltd. Class A	8,520	11,586
Shanghai Pudong Development Bank Co., Ltd. Class A	12,540	31,002

		222,566

BEVERAGES — 3.8%
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,752
Chongqing Brewery Co., Ltd. Class A	2,200	5,848
Hainan Yedao Co., Ltd. Class A (a)	1,400	2,907
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	750	2,542
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	500	5,029
Kweichow Moutai Co., Ltd. Class A	1,000	44,664
Luzhou Laojiao Co., Ltd. Class A	1,400	6,524
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	3,097
Tsingtao Brewery Co., Ltd. Class A	700	3,338
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A (a)	2,100	3,177

		80,878

BIOTECHNOLOGY — 0.8%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,970
Chengzhi Co., Ltd. Class A	900	2,360
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	660	2,647
Hualan Biological Engineering, Inc. Class A	800	4,507
Shanghai RAAS Blood Products Co., Ltd. Class A	1,620	5,404

		17,888

BUILDING PRODUCTS — 0.3%
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A (a)	1,400	2,143
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	1,000	3,612

		5,755

CAPITAL MARKETS — 5.7%
China Merchants Securities Co., Ltd. Class A	3,700	9,536
CITIC Securities Co., Ltd. Class A	3,600	8,700
Dongxing Securities Co., Ltd. Class A	1,800	5,926
Everbright Securities Co., Ltd. Class A	2,100	5,113
GF Securities Co., Ltd. Class A	3,100	7,608
Guosen Securities Co., Ltd. Class A	2,300	5,683
Haitong Securities Co., Ltd. Class A	3,600	8,587
Huatai Securities Co., Ltd. Class A	3,000	8,074
Industrial Securities Co., Ltd. Class A	5,590	6,336

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Northeast Securities Co., Ltd. Class A	3,600	$6,601
Orient Securities Co., Ltd. Class A	2,200	5,221
Pacific Securities Co., Ltd. Class A	11,505	8,486
Sealand Securities Co., Ltd. Class A	4,950	5,173
Shanxi Securities Co., Ltd. Class A	2,700	5,663
Shenwan Hongyuan Group Co., Ltd. Class A	8,910	8,362
Sinolink Securities Co., Ltd. Class A	2,600	4,978
Southwest Securities Co., Ltd. Class A	5,500	5,945
Western Securities Co., Ltd. Class A	1,800	6,399

		122,391

CHEMICALS — 4.8%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,857
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A	4,100	2,699
Befar Group Co., Ltd. Class A	5,520	4,908
China Hainan Rubber Industry Group Co., Ltd. Class A (a)	3,200	2,831
Do-Fluoride Chemicals Co., Ltd. Class A	400	1,922
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	3,202
Hubei Kaile Science & Technology Co., Ltd. Class A	1,400	3,060
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (b)	4,400	3,219
Jiangsu Huifeng Agrochemical Co., Ltd. Class A	3,040	2,324
Jiangsu Protruly Vision Technology Group Co., Ltd. Class A (a)	1,500	3,612
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	3,294
Jilin Gpro Titanium Industry Co., Ltd. Class A	2,800	2,561
Kangde Xin Composite Material Group Co., Ltd. Class A	1,599	4,334
Kingenta Ecological Engineering Group Co., Ltd. Class A	2,200	2,602
Kingfa Sci & Tech Co., Ltd. Class A	3,000	2,942
Luxi Chemical Group Co., Ltd. Class A (a)	3,600	2,693
Nanjing Redsun Co., Ltd. Class A	1,500	3,596
Qinghai Salt Lake Industry Co., Ltd. Class A	1,100	3,077
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,340	3,992
Shanghai 3F New Materials Co. Class A (a) (b)	1,600	3,489
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	2,955
Shanghai Pret Composites Co., Ltd. Class A	900	4,068
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,100	4,497
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	1,516
Sinoma Science & Technology Co., Ltd. Class A (a).	900	2,450
Sinopec Shanghai Petrochemical Co., Ltd. Class A .	3,500	3,091
Tianqi Lithium Industries, Inc. Class A	100	571
Tongkun Group Co., Ltd. Class A (a)	1,500	2,678
Wanhua Chemical Group Co., Ltd. Class A	1,400	4,316

Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A	1,200	1,587
Yueyang Xingchang Petrochemical Class A	735	3,152
Zhejiang Huafeng Spandex Co., Ltd. Class A	3,200	2,260
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	3,448
Zhejiang Shenghua Biok Biology Co., Ltd. Class A .	3,000	4,480

		103,283

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Beijing GeoEnviron Engineering & Technology, Inc. Class A	400	1,893
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	2,723
Jihua Group Corp., Ltd. Class A	2,300	2,641
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A (b)	2,000	3,141
Shanghai Jielong Industry Group Corp., Ltd. Class A	1,200	1,673
Shenzhen Comix Group Co., Ltd. Class A (a)	1,400	4,576
Shenzhen ESUN Display Co., Ltd. Class A	200	1,595
Tungkong, Inc. Class A	600	2,604

		20,846

COMMUNICATIONS EQUIPMENT — 1.3%
Addsino Co., Ltd. Class A (b)	1,000	2,282
Bus Online Co., Ltd. (a)	600	2,546
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,703
Guangzhou Haige Communications Group, Inc. Co. Class A (b)	1,600	3,069
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	3,955
Shenzhen Keybridge Communications Co., Ltd. Class A (b)	1,200	2,359
Tianjin Xinmao Science & Technology Co., Ltd. Class A (a)	3,000	3,611
ZTE Corp. Class A.	2,000	4,432

		26,957

CONSTRUCTION & ENGINEERING — 3.1%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,668
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	3,528
China Gezhouba Group Co., Ltd. Class A	4,400	5,218
China National Chemical Engineering Co., Ltd. Class A	4,200	3,495
China Railway Construction Corp., Ltd. Class A	1,500	2,026
China Railway Group, Ltd. Class A	4,900	5,186
China State Construction Engineering Corp., Ltd. Class A	13,600	12,580
East China Engineering Science and Technology Co., Ltd. Class A	1,000	2,183
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	3,662
Metallurgical Corp. of China, Ltd. Class A	11,600	6,870
Power Construction Corp. of China, Ltd. Class A	5,300	4,752

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	$1,831
Shandong Qixing Iron Tower Co., Ltd. Class A (a)	700	2,928
Shanghai Construction Group Co., Ltd. Class A	4,320	2,740
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	2,766
Shenzhen Tagen Group Co., Ltd. Class A	1,400	2,195
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	3,520

		67,148

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	1,700	4,295
Anhui Xinli Finance Co., Ltd. Class A	700	3,096
Arcplus Group PLC Class A (a)	700	2,090
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,241
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	2,315

		15,037

CONTAINERS & PACKAGING — 1.0%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	1,800	2,901
Kee Ever Bright Decorative Technology Co., Ltd. Class A (a) (b)	400	4,145
Org Packaging Co., Ltd. Class A	2,880	4,326
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	2,727
Shenzhen Beauty Star Co., Ltd. Class A (a)	2,700	5,663
Zhejiang Great Southeast Co., Ltd. Class A	4,000	2,135

		21,897

DISTRIBUTORS — 0.1%
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,943

DIVERSIFIED CONSUMER SERVICES — 0.6%
But One Information Corp. Xi an Class A (a)	1,300	10,893
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	2,143

		13,036

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	4,200	4,080
Bohai Financial Investment Holding Co., Ltd. Class A (a) (b)	2,900	3,082

		7,162

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
263 Network Communications Co., Ltd. Class A	1,700	3,293
Dr Peng Telecom & Media Group Co., Ltd. Class A .	1,000	3,145

		6,438

ELECTRIC UTILITIES — 0.2%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	3,517

ELECTRICAL EQUIPMENT — 4.1%
Anhui Xinlong Electrical Co., Ltd.	1,100	2,449

Beijing Sifang Automation Co., Ltd. Class A	1,200	1,740
China XD Electric Co., Ltd. Class A	3,700	2,868
Citychamp Dartong Co., Ltd. Class A	2,100	2,286
Dongfang Electric Corp., Ltd. Class A	1,400	2,015
Dongfang Electronics Co., Ltd. Class A (a)	5,600	4,366
Fangda Carbon New Material Co., Ltd. Class A (a) .	1,800	2,852
Genimous Investment Co., Ltd. Class A (a)	1,400	4,532
Guangdong Nan Yang Cable Group Holding Co., Ltd. Class A	1,800	4,207
Henan Tong-DA Cable Co., Ltd. Class A (a)	1,300	2,245
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	6,300	5,167
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	1,979
Luxshare Precision Industry Co., Ltd. Class A	1,200	3,638
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	3,644
NARI Technology Co., Ltd. Class A	1,600	3,915
Shanghai Electric Group Co., Ltd. Class A (a) (b)	2,700	3,348
Shanghai Welltech Automation Co., Ltd. Class A (a)	900	3,269
Shenzhen Center Power Tech Co., Ltd. Class A	600	2,133
Shenzhen Hifuture Electric Co., Ltd. Class A (a)	2,500	5,225
Shenzhen Invt Electric Co., Ltd. Class A	1,700	2,047
Shenzhen Moso Power Supply Technology Co., Ltd. Class A	1,600	3,497
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	800	1,765
Sieyuan Electric Co., Ltd. Class A	2,520	4,114
TBEA Co., Ltd. Class A	2,000	2,585
Tongling Jingda Special Magnet Wire Co., Ltd. Class A (b)	6,000	3,863
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,700	3,996
Zhefu Holding Group Co., Ltd. Class A	2,400	2,112
Zhejiang Wanma Co., Ltd. Class A	800	2,022

		87,879

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Accelink Technologies Co., Ltd. Class A	400	5,001
Beijing SDL Technology Co., Ltd. Class A	700	1,707
China Security & Fire Co., Ltd. Class A	1,000	3,414
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	4,568
Fujian Torch Electron Technology Co., Ltd. Class A .	600	6,880
GoerTek, Inc. Class A	1,000	4,532
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	3,300	12,107
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	2,200	4,759
IRICO Display Devices Co., Ltd. Class A (a)	1,500	2,080
Ningbo Yunsheng Group Co., Ltd. Class A	900	2,893
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	3,182

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	900	$2,776
Shenzhen Infinova, Ltd. Class A (a)	2,210	2,671
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	4,692
Shenzhen Sunlord Electronics Co., Ltd. Class A	1,900	5,213
Tatwah Smartech Co., Ltd. Class A (a)	1,000	2,699
TDG Holdings Co., Ltd. Class A (a) (b)	1,700	3,777
Unigroup Guoxin Co., Ltd. Class A	400	2,137
WUS Printed Circuit Kunshan Co., Ltd. Class A (a) .	3,400	2,666
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	4,069

		81,823

ENERGY EQUIPMENT & SERVICES — 0.8%
Cangzhou Mingzhu Plastic Co., Ltd. Class A	1,900	6,173
Offshore Oil Engineering Co., Ltd. Class A	3,100	3,179
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,456
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	4,472

		16,280

FOOD & STAPLES RETAILING — 0.3%
Shenzhen Agricultural Products Co., Ltd. Class A	1,300	2,358
Yonghui Superstores Co., Ltd. Class A	5,600	3,745

		6,103

FOOD PRODUCTS — 3.0%
Angel Yeast Co., Ltd. Class A	1,500	3,677
Baotou Huazi Industry Co., Ltd. Class A	1,500	3,173
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	3,781
Bright Dairy & Food Co., Ltd. Class A	1,100	2,317
COFCO Tunhe Co., Ltd. Class A	1,300	2,226
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	2,204
Henan Lotus Flower Gourmet Powder Co., Ltd. Class A (a)	3,000	2,375
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	9,195
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	3,163
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (b)	3,800	9,266
Jonjee High-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,400	3,163
MeiHua Holdings Group Co., Ltd. Class A	2,800	2,527
Qiaqia Food Co., Ltd. Class A	1,500	4,005
Shandong Delisi Food Co., Ltd. Class A (a)	2,800	5,495
Shanghai Maling Aquarius Co., Ltd. Class A (a)	1,400	2,506
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,097
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	4,171

		65,341

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	400	2,064

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Huadong Medicine Co., Ltd. Class A	300	3,090
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	3,550

		6,640

HOTELS, RESTAURANTS & LEISURE — 0.6%
China High-Speed Railway Technology Co., Ltd. Class A (a)	3,300	4,794
China International Travel Service Corp., Ltd. Class A	600	4,055
Shenzhen Overseas Chinese Town Co., Ltd. Class A.	4,200	4,408

		13,257

HOUSEHOLD DURABLES — 2.2%
Anhui Deli Household Glass Co., Ltd. Class A (a) (b)	4,200	9,952
Guangdong Homa Appliances Co., Ltd. Class A	200	2,042
Guangzhou Holike Creative Home Co., Ltd. Class A	600	3,178
Hisense Electric Co., Ltd. Class A	1,600	3,991
Leo Group Co., Ltd. Class A	900	2,394
Markor International Home Furnishings Co., Ltd. Class A	1,100	2,538
Midea Group Co., Ltd. Class A	3,600	14,578
NavInfo Co., Ltd. Class A	900	2,975
TCL Corp. Class A (b)	9,700	5,060

		46,708

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
An Hui Wenergy Co., Ltd. Class A	2,210	2,581
Beijing Jingneng Power Co., Ltd. Class A	3,300	2,083
China National Nuclear Power Co., Ltd. Class A	7,000	6,969
China Yangtze Power Co., Ltd. Class A	3,900	7,777
Datang Huayin Electric Power Co., Ltd. Class A (a) .	2,100	1,706
GD Power Development Co., Ltd. Class A	11,100	4,926
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	2,159
Huadian Power International Corp., Ltd. Class A	4,300	3,191
Huaneng Power International, Inc. Class A	2,900	3,061
Hubei Energy Group Co., Ltd. Class A	3,200	2,216
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,578
SDIC Power Holdings Co., Ltd. Class A	4,000	3,922
Shanghai Electric Power Co., Ltd. Class A (b)	1,600	2,723
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	2,286
Shenergy Co., Ltd. Class A	3,900	3,385
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,696
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	4,939

		59,198

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	2,025	$3,151

INSURANCE — 2.2%
China Life Insurance Co., Ltd. Class A	600	1,926
China Pacific Insurance Group Co., Ltd. Class A	3,300	14,224
New China Life Insurance Co., Ltd. Class A	700	4,325
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	26,631

		47,106

INTERNET SOFTWARE & SERVICES — 0.4%
Dawning Information Industry Co., Ltd. Class A	400	1,930
Focus Technology Co., Ltd. Class A	300	2,871
People.cn Co., Ltd. Class A	900	2,544
Shanghai DZH, Ltd. Class A (a)	1,800	2,062

		9,407

IT SERVICES — 0.7%
BOE Technology Group Co., Ltd. Class A	18,800	6,680
DHC Software Co., Ltd. Class A	1,200	3,706
Fujian Rongji Software Co., Ltd. Class A (a)	2,300	5,366

		15,752

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Alpha Group Class A	900	3,775

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	600	2,979

MACHINERY — 4.9%
Anhui Ankai Automobile Co., Ltd. Class A	2,500	2,534
Anhui Heli Co., Ltd. Class A	1,900	3,105
China CSSC Holdings, Ltd. Class A	800	2,587
China First Heavy Industries Class A (a)	3,800	2,968
China Shipbuilding Industry Co., Ltd. Class A (a)	9,200	8,552
CRRC Corp., Ltd. Class A	11,800	15,851
Fujian Longking Co., Ltd. Class A	1,000	1,916
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	3,642
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	2,879
Hefei Meiya Optoelectronic Technology, Inc. Class A	500	1,614
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	2,427
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A	1,900	1,564
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	2,210	2,273
Mesnac Co., Ltd. Class A	1,300	2,243
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	300	1,866
North Navigation Control Technology Co., Ltd. Class A	1,200	2,621
Sanlux Co., Ltd. Class A	2,000	5,142
Sany Heavy Industry Co., Ltd. Class A	3,900	3,198
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,435

Shanghai Zhenhua Heavy Industries Co., Ltd. Class A (a)	3,100	2,194
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	2,783
Sunward Intelligent Equipment Co., Ltd. Class A (a)	2,600	3,766
Suzhou Thvow Technology Co., Ltd. Class A (b)	2,600	2,991
Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	2,772
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,046
Tianjin Benefo Tejing Electric Co., Ltd. Class A	1,100	2,216
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	2,657
XCMG Construction Machinery Co., Ltd. Class A (a)	4,400	2,098
Xiamen XGMA Machinery Co., Ltd. Class A (a)	2,000	1,895
Zhejiang Jinggong Science & Technology Co., Ltd. Class A (a)	1,700	3,148
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	4,961
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	3,263

		106,207

MEDIA — 2.2%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	2,475
China South Publishing & Media Group Co., Ltd. Class A	1,300	3,477
China Television Media, Ltd. Class A	700	2,535
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	3,504
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	6,711
Contemporary Eastern Investment Co., Ltd. Class A (a)	2,600	5,106
Guangdong Advertising Group Co., Ltd. Class A	1,430	3,029
Huawen Media Investment Corp. Class A	1,700	2,697
Jiangsu Broadcasting Cable Information Network Corp., Ltd. Class A	1,430	2,185
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	2,474
Jishi Media Co., Ltd. Class A	3,500	2,356
Shanghai Oriental Pearl Media Co., Ltd. Class A	1,500	5,555
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	3,526
Wanda Cinema Line Co., Ltd. Class A	200	2,017

		47,647

METALS & MINING — 5.3%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	3,766
Aluminum Corp. of China, Ltd. Class A (a)	7,100	3,981
Anhui Xinke New Materials Co., Ltd. Class A (b)	4,500	3,008
Anyang Iron & Steel, Inc. Class A (a)	12,900	5,531

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Baoshan Iron & Steel Co., Ltd. Class A (b)	4,400	$3,468
Beijing Kingee Culture Development Co., Ltd. Class A (b)	700	2,029
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	4,447
Hunan Gold Corp., Ltd. Class A (a)	4,800	8,650
Hunan Valin Steel Co., Ltd. Class A (a)	7,700	6,049
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	27,000	11,253
Jiangxi Ganfeng Lithium Co., Ltd. Class A	400	1,729
Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	3,073
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a)	1,100	2,029
Shandong Gold Mining Co., Ltd. Class A	1,600	9,161
Shandong Humon Smelting Co., Ltd. Class A (a)	3,100	5,419
Shandong Iron and Steel Co., Ltd. Class A (a)	7,200	2,634
Shanghai Prosolar Resources Development Co., Ltd. Class A (a)	2,300	3,717
Shanxi Taigang Stainless Steel Co., Ltd. Class A (a) .	4,600	2,435
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,597
Tongling Nonferrous Metals Group Co., Ltd. Class A	10,600	4,100
Western Mining Co., Ltd. Class A	5,700	5,897
Wuhan Iron & Steel Co., Ltd. Class A (a) (b)	7,600	3,374
Zhongjin Gold Corp., Ltd. Class A (a)	4,130	7,511
Zhongnan Red Culture Group Co., Ltd. Class A	1,300	3,655
Zijin Mining Group Co., Ltd. Class A	10,400	5,005

		114,518

MULTILINE RETAIL — 1.6%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,547
Changchun Sinoenergy Corp. Class A (a)	2,800	4,874
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,435
Dalian Friendship Group Class A (a)	4,200	9,445
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	2,000	3,850
Rainbow Department Store Co., Ltd. Class A	1,700	3,132
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	3,040
Wuhan Department Store Group Co., Ltd. Class A (a)	1,600	4,613

		33,936

OIL, GAS & CONSUMABLE FUELS — 2.4%
China Merchants Energy Shipping Co., Ltd. Class A	4,000	3,058
China Petroleum & Chemical Corp. Class A	4,700	3,424
China Shenhua Energy Co., Ltd. Class A	1,900	4,330
Guanghui Energy Co., Ltd. Class A (a)	4,600	2,821
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,836
Oriental Energy Co., Ltd. Class A	1,400	3,174
PetroChina Co., Ltd. Class A	4,500	4,871
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	6,800	7,697
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	10,054

Wintime Energy Co., Ltd. Class A (a)	6,200	3,718
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,502

		50,485

PAPER & FOREST PRODUCTS — 0.6%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	3,991
Guangdong Weihua Corp. Class A (a)	3,000	5,285
Sichuan Guodong Construction Co., Ltd. Class A (a) (b)	5,200	3,192

		12,468

PHARMACEUTICALS — 5.2%
Beijing Tongrentang Co., Ltd. Class A	1,000	4,577
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	3,829
Dong-E-E-Jiao Co., Ltd. Class A	700	6,244
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,752
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A (a)	600	2,199
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	2,647
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	2,400	3,077
Harbin Pharmaceutical Group Co., Ltd. Class A	2,210	3,045
Huapont Life Sciences Co., Ltd. Class A	1,500	2,145
Humanwell Healthcare Group Co., Ltd. Class A	1,000	3,087
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,200	7,925
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,100	4,217
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	2,118
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	6,323
Renhe Pharmacy Co., Ltd. Class A (a)	1,800	1,973
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	3,872
Shenzhen Hepalink Pharmaceutical Co., Ltd. Class A	1,280	3,380
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	3,330
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	2,133
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	2,680
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,794
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	5,169
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	960	3,270
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	2,278
Yifan Xinfu Pharmaceutical Co., Ltd. Class A	900	1,855
Yunnan Baiyao Group Co., Ltd. Class A (b)	600	6,262
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	4,300
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	1,800	8,584

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Zhongzhu Holding Co., Ltd. Class A	1,000	$3,631

		111,696

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.2%
Beijing Capital Development Co., Ltd. Class A	1,600	3,015
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	3,963
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	3,074
China Fortune Land Development Co., Ltd. Class A .	1,400	5,925
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	2,721	6,519
China Vanke Co., Ltd. Class A	5,600	21,972
Chongqing Dima Industry Co., Ltd. Class A	3,600	3,627
Gemdale Corp. Class A	2,700	4,854
Guangdong Shirongzhaoye Co., Ltd. Class A (a)	1,900	2,757
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	4,523
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	3,130
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (a)	5,200	8,763
Jinke Properties Group Co., Ltd. Class A (b)	4,100	3,414
Lushang Property Co., Ltd. Class A (a)	3,200	2,730
Myhome Real Estate Development Group Co., Ltd. Class A (b)	3,600	2,200
Oceanwide Holdings Co., Ltd. Class A	2,600	4,113
Poly Real Estate Group Co., Ltd. Class A	1,700	2,447
RiseSun Real Estate Development Co., Ltd. Class A.	2,600	3,048
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	1,440	5,315
Shanghai SMI Holding Co., Ltd. Class A (a) (b)	1,800	4,067
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	4,344
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	3,553
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	2,566
Shenzhen Zhenye Group Co., Ltd. Class A	2,100	3,041
Thaihot Group Co., Ltd. Class A	800	2,221
Xinhu Zhongbao Co., Ltd. Class A	15,100	9,984
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	4,991
Zhongtian Urban Development Group Co., Ltd. Class A	3,000	3,113

		133,269

ROAD & RAIL — 0.5%
Daqin Railway Co., Ltd. Class A	7,400	7,034
Guangshen Railway Co., Ltd. Class A	4,300	2,630

		9,664

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
EGing Photovoltaic Technology Co., Ltd. Class A	3,600	4,145

Hangzhou Silan Microelectronics Co., Ltd. Class A .	4,200	4,118
Sanan Optoelectronics Co., Ltd. Class A	2,240	4,034
Shanghai Belling Co., Ltd. Class A	1,300	2,957
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A (b)	1,800	2,288
Xi’an LONGi Silicon Materials Corp. Class A	1,800	3,643

		21,185

SOFTWARE — 1.5%
Beijing Shiji Information Technology Co., Ltd. Class A	600	2,197
China National Software & Service Co., Ltd. Class A	500	2,029
Glodon Co., Ltd. Class A	1,000	2,352
Hangzhou Liaison Interactive Information Technology Co., Ltd. Class A (b)	1,000	3,030
Hundsun Technologies, Inc. Class A	400	3,355
Iflytek Co., Ltd. Class A	900	3,836
Inspur Software Co., Ltd. Class A	500	1,964
Neusoft Corp. Class A	1,200	3,098
Shanghai 2345 Network Holding Group Co., Ltd. Class A	1,200	2,040
Sinodata Co., Ltd. Class A	300	2,221
Wisesoft Co., Ltd. Class A	500	2,335
Yonyou Network Technology Co., Ltd. Class A	1,100	3,730

		32,187

SPECIALTY RETAIL — 0.7%
Jiangsu Hongtu High Technology Co., Ltd. Class A .	1,500	2,652
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,307
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A	1,500	2,458
Suning Commerce Group Co., Ltd. Class A	4,300	6,988

		14,405

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
GRG Banking Equipment Co., Ltd. Class A	1,350	3,024
Guangzhou KingTeller Technology Co., Ltd. Class A (a)	2,700	3,315
Inspur Electronic Information Industry Co., Ltd. Class A	800	3,138
Tsinghua Tongfang Co., Ltd. Class A	2,100	4,335

		13,812

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Anhui Huamao Textile Co. Class A	4,300	3,752
Bros Eastern Co., Ltd. Class A	3,000	2,847
Gansu Gangtai Holding Group Co., Ltd. Class A (b).	1,300	3,233
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	2,500	4,340
Huasi Holding Co., Ltd. Class A	1,000	2,462
Jiangsu Huaxicun Co., Ltd. Class A	2,000	3,286
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	2,167
Luthai Textile Co., Ltd. Class A	1,300	2,218
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	1,200	2,512

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Youngor Group Co., Ltd. Class A	1,900	$4,048
Zhejiang Hangmin Co., Ltd. Class A	1,700	3,038
Zhejiang Ming Jewelry Co., Ltd. Class A (b)	1,500	3,146
Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,000	2,233

		39,282

TRADING COMPANIES & DISTRIBUTORS — 0.9%
CMST Development Co., Ltd. Class A	2,700	3,145
Shandong Hiking International Co., Ltd. Class A (a)	1,800	4,855
Shanghai Lansheng Corp. Class A	600	2,625
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	2,102
Sinochem International Corp. Class A	2,100	3,023
Tianjin Teda Co., Ltd. Class A	4,500	3,704

		19,454

TRANSPORTATION INFRASTRUCTURE — 1.7%
Dalian Port PDA Co., Ltd. Class A	7,130	2,523
Fujian Expressway Development Co., Ltd. Class A .	9,700	4,843
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	2,870
Hubei Chutian Expressway Co., Ltd. Class A	6,400	5,047
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,843
Shanghai International Port Group Co., Ltd. Class A	3,700	2,840
Shenzhen Chiwan Wharf Holdings, Ltd. Class A	1,500	3,767
TangShan Port Group Co., Ltd. Class A	5,040	2,886
Xiandai Investment Co., Ltd. Class A	3,200	3,843
Yingkou Port Liability Co., Ltd. Class A	5,100	2,630
Zhangjiagang Freetrade Science and Technology Co., Ltd. Class A	3,600	3,017

		37,109

WATER UTILITIES — 0.6%
Beijing Capital Co., Ltd. Class A	4,600	2,890
Chengdu Xingrong Environment Co., Ltd. Class A .	3,600	3,120

Guangdong Golden Dragon Development, Inc. Class A	900	2,609
Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,483

		12,102

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
China United Network Communications, Ltd. Class A	11,100	6,906

TOTAL COMMON STOCKS (Cost $2,465,183)		2,144,374

SHORT-TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0%(c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $338)	338	338

TOTAL INVESTMENTS — 99.9% (Cost $2,465,521)		2,144,712
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,481

NET ASSETS — 100.0%		$2,147,193

(a)	Non-income producing security
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $107,720 representing 5.0% of net assets.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$23,951	$—	$—	$23,951
Air Freight & Logistics	12,264	—	—	12,264
Airlines	22,642	—	—	22,642
Auto Components	39,117	2,234	—	41,351
Automobiles	23,629	—	—	23,629
Banks	222,566	—	—	222,566
Beverages	80,878	—	—	80,878
Biotechnology	17,888	—	—	17,888

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Building Products	$5,755	$—	$—	$5,755
Capital Markets	122,391	—	—	122,391
Chemicals	96,575	6,708	—	103,283
Commercial Services & Supplies	17,705	3,141	—	20,846
Communications Equipment	19,247	7,710	—	26,957
Construction & Engineering	67,148	—	—	67,148
Construction Materials	15,037	—	—	15,037
Containers & Packaging	17,752	4,145	—	21,897
Distributors	1,943	—	—	1,943
Diversified Consumer Services	13,036	—	—	13,036
Diversified Financial Services	4,080	3,082	—	7,162
Diversified Telecommunication Services	6,438	—	—	6,438
Electric Utilities	3,517	—	—	3,517
Electrical Equipment	80,668	7,211	—	87,879
Electronic Equipment, Instruments & Components	78,046	3,777	—	81,823
Energy Equipment & Services	16,280	—	—	16,280
Food & Staples Retailing.	6,103	—	—	6,103
Food Products	56,075	9,266	—	65,341
Health Care Equipment & Supplies	2,064	—	—	2,064
Health Care Providers & Services	6,640	—	—	6,640
Hotels, Restaurants & Leisure	13,257	—	—	13,257
Household Durables	31,696	15,012	—	46,708
Independent Power Producers & Energy Traders	56,475	2,723	—	59,198
Industrial Conglomerates	3,151	—	—	3,151
Insurance	47,106	—	—	47,106
Internet Software & Services	9,407	—	—	9,407
IT Services	15,752	—	—	15,752
Leisure Equipment & Products	3,775	—	—	3,775
Life Sciences Tools & Services	2,979	—	—	2,979
Machinery	106,207	—	—	106,207
Media	47,647	—	—	47,647
Metals & Mining	102,639	11,879	—	114,518
Multiline Retail	33,936	—	—	33,936
Oil, Gas & Consumable Fuels	50,485	—	—	50,485
Paper & Forest Products	9,276	3,192	—	12,468
Pharmaceuticals	105,434	6,262	—	111,696
Real Estate Management & Development	123,588	9,681	—	133,269
Road & Rail.	9,664	—	—	9,664
Semiconductors & Semiconductor Equipment	18,897	2,288	—	21,185
Software	29,157	3,030	—	32,187
Specialty Retail	14,405	—	—	14,405
Technology Hardware, Storage & Peripherals	13,812	—	—	13,812
Textiles, Apparel & Luxury Goods	32,903	6,379	—	39,282
Trading Companies & Distributors	19,454	—	—	19,454
Transportation Infrastructure	37,109	—	—	37,109
Water Utilities	12,102	—	—	12,102
Wireless Telecommunication Services	6,906	—	—	6,906
Short-Term Investment	338	—	—	338

TOTAL INVESTMENTS	$2,036,992	$107,720	$—	$2,144,712

See accompanying notes to financial statements.

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	37,409	$37,071	338	$338	$6	$—

TOTAL		$—				$338	$6	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 7.9%
Ambev SA ADR	281,580	$1,714,822
B2W Cia Digital (a)	4,287	21,047
Banco Bradesco SA Preference Shares ADR	218,284	1,979,836
Banco do Brasil SA	52,116	365,743
Banco Pan SA Preference Shares	22,319	9,893
Banco Santander Brasil SA	1,233	8,349
BB Seguridade Participacoes SA	34,568	317,925
BM&FBovespa SA	110,606	572,291
BR Malls Participacoes SA (a)	52,953	200,478
Bradespar SA Preference Shares	28,792	86,495
Brasil Brokers Participacoes SA (a)	10,147	5,310
Braskem SA Preference Shares ADR	11,140	171,333
BRF SA ADR	31,692	540,666
CCR SA	31,065	161,978
Centrais Eletricas Brasileiras SA ADR (a)	35,677	209,781
Cia Brasileira de Distribuicao ADR	14,095	231,017
Cia de Saneamento Basico do Estado de Sao Paulo	45,329	421,221
Cia Energetica de Minas Gerais ADR	79,586	206,128
Cia Energetica de Sao Paulo Class B, Preference Shares	3,203	14,493
Cia Hering	2,557	14,151
Cia Siderurgica Nacional SA ADR (a)	91,222	251,773
Cielo SA	53,548	535,834
Cosan Logistica SA (a)	3,056	4,158
Cosan SA Industria e Comercio	11,384	132,136
CPFL Energia SA	8,371	62,328
Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,069	100,979
Duratex SA	24,505	64,867
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,992	6,505
Embraer SA	48,986	211,242
Engie Brasil Energia SA	15,944	189,734
Estacio Participacoes SA	13,796	75,629
Eternit SA	11,912	5,610
Fibria Celulose SA ADR (b)	17,550	124,079
GAEC Educacao SA	1,643	6,271
Gafisa SA.	7,059	5,410
Gerdau SA ADR (b)	67,932	184,775
Hypermarcas SA	2,974	25,512
Itau Unibanco Holding SA Preference Shares ADR	197,097	2,156,241
Itausa — Investimentos Itau SA	26,837	68,231
Itausa — Investimentos Itau SA Preference Shares	290,765	746,412
JBS SA	22,630	82,333
Kepler Weber SA	1,252	7,761
Klabin SA.	9,341	48,993
Kroton Educacional SA	68,352	311,164
Log-in Logistica Intermodal SA (a)	1,869	1,985
Lojas Americanas SA Preference Shares	55,097	342,401
Lojas Renner SA	78,903	594,289
Magnesita Refratarios SA (a)	3,027	20,302
Marcopolo SA Preference Shares (a)	23,299	22,447

Metalurgica Gerdau SA Preference Shares	90,496	95,542
Mills Estruturas e Servicos de Engenharia SA (a)	5,126	7,226
MMX Mineracao e Metalicos SA (a)	2,674	2,716
MRV Engenharia e Participacoes SA	5,650	20,765
Natura Cosmeticos SA	17,527	168,481
Oi SA ADR (a)	161	914
PDG Realty SA Empreendimentos e Participacoes (a)	2,529	1,853
Petroleo Brasileiro SA ADR (a)	60,778	567,059
Petroleo Brasileiro SA Preference Shares ADR (a)	136,462	1,133,999
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,854	5,638
Prumo Logistica SA (a) (c)	674	1,431
Prumo Logistica SA (a) (c)	1,769	3,795
Qualicorp SA	4,946	29,199
Raia Drogasil SA	3,795	77,422
Restoque Comercio e Confeccoes de Roupas SA (a)	6,647	7,693
Rodobens Negocios Imobiliarios SA	5,642	10,159
Rossi Residencial SA (a)	7,337	8,333
Rumo Logistica Operadora Multimodal SA (a)	3,785	7,363
Suzano Papel e Celulose SA Class A, Preference Shares	5,017	16,168
T4F Entretenimento SA	9,129	16,803
Telefonica Brasil SA ADR	12,609	182,452
Telefonica Brasil SA Preference Shares	41,114	594,149
Tim Participacoes SA ADR	14,126	172,902
TOTVS SA	3,512	32,841
Ultrapar Participacoes SA	16,745	366,253
Usinas Siderurgicas de Minas Gerais SA ADR (b)	48,927	54,309
Vale SA ADR	81,715	449,432
Vale SA Preference Shares ADR	118,716	559,152
WEG SA	74,008	402,290

		18,638,697

CHILE — 1.6%
AntarChile SA	18,798	181,187
Empresa Nacional de Electricidad SA ADR	10,495	208,221
Empresas COPEC SA	46,942	438,152
Empresas Iansa SA	457,901	13,551
Endesa Americas SA ADR	10,495	143,781
Enersis Americas SA ADR	40,323	330,245
Enersis Chile SA ADR	40,323	191,534
Enjoy SA	210,485	23,639
Latam Airlines Group SA ADR (a) (b)	31,198	253,328
Multiexport Foods SA (a)	210,812	59,189
Parque Arauco SA	316,232	713,467
SACI Falabella	116,877	855,288
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,390	37,550
Tech Pack SA (a)	11,340	6,024
Vina Concha y Toro SA ADR	6,894	240,325

		3,695,481

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

CHINA — 28.9%
21Vianet Group, Inc. ADR (a)	805	$6,400
3SBio, Inc. (a) (b) (d)	35,000	39,621
500.com, Ltd. Class A, ADR (a)	460	8,110
58.com, Inc. ADR (a) (b)	575	27,404
AAC Technologies Holdings, Inc.	61,492	618,016
Agile Group Holdings, Ltd. (b)	256,999	146,129
Agricultural Bank of China, Ltd. Class H	1,378,000	589,865
Air China, Ltd. Class H	171,744	115,368
Alibaba Group Holding, Ltd. ADR (a)	59,780	6,324,126
Aluminum Corp. of China, Ltd. Class H (a) (b)	390,000	141,298
Angang Steel Co., Ltd. Class H (a) (b)	80,640	38,885
Anhui Conch Cement Co., Ltd. Class H (b)	134,635	368,877
Anhui Expressway Co., Ltd. Class H	8,000	6,653
ANTA Sports Products, Ltd.	38,000	103,134
Anton Oilfield Services Group (a) (b)	52,000	4,827
Autohome, Inc. ADR (a)	1,727	41,880
AVIC International Holding HK, Ltd. (a)	178,000	12,623
AVIC International Holdings, Ltd. Class H	76,000	42,821
AviChina Industry & Technology Co., Ltd. Class H	123,000	82,783
BAIC Motor Corp., Ltd. Class H (d)	6,500	6,839
Baidu, Inc. ADR (a)	15,593	2,839,017
BAIOO Family Interactive, Ltd. (d)	162,000	8,042
Bank of China, Ltd. Class H	3,938,900	1,797,808
Bank of Communications Co., Ltd. Class H	1,119,864	853,331
Baoxin Auto Group, Ltd. (a) (b)	3,158	981
BBMG Corp. Class H	39,000	14,985
Beijing Capital International Airport Co., Ltd. Class H	234,000	265,198
Beijing Capital Land, Ltd. Class H	28,000	11,480
Beijing Enterprises Holdings, Ltd.	30,500	154,546
Beijing Enterprises Water Group, Ltd. (a) (b)	258,000	174,307
Beijing Jingneng Clean Energy Co., Ltd. Class H (b)	58,000	17,723
Belle International Holdings, Ltd.	283,000	194,117
Biostime International Holdings, Ltd. (a) (b)	5,000	12,990
Bitauto Holdings, Ltd. ADR (a) (b)	1,035	30,098
BOE Technology Group Co., Ltd. Class B	42,100	10,910
Boer Power Holdings, Ltd. (b)	7,000	3,177
Boyaa Interactive International, Ltd. (a)	25,000	14,698
Brilliance China Automotive Holdings, Ltd. (b)	170,000	190,692
Byd Co., Ltd. Class H (a) (b)	32,000	210,006
BYD Electronic International Co., Ltd.	30,500	25,404
C.banner International Holdings, Ltd. (a)	12,000	3,512
Cabbeen Fashion, Ltd.	49,000	12,762
CAR, Inc. (a) (b)	40,000	41,413
CGN Mining Co., Ltd. (a)	130,000	9,889

CGN Power Co., Ltd. Class H (d)	514,000	151,762
Changyou.com, Ltd. ADR (a)	345	9,401
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,171
Chaowei Power Holdings, Ltd. (b)	36,000	29,613
Cheetah Mobile, Inc. ADR (a) (b)	575	7,164
China Aerospace International Holdings, Ltd.	86,000	11,310
China Agri-Industries Holdings, Ltd. (a)	70,000	25,271
China Aircraft Leasing Group Holdings, Ltd.	6,500	8,381
China Aoyuan Property Group, Ltd.	47,000	11,211
China Biologic Products, Inc. (a) (b)	866	107,800
China Child Care Corp., Ltd. (a)	77,000	4,964
China Cinda Asset Management Co., Ltd. Class H	641,000	226,451
China CITIC Bank Corp., Ltd. Class H	597,000	396,412
China Coal Energy Co., Ltd. Class H (a) (b)	390,000	210,690
China Communications Construction Co., Ltd. Class H	276,241	290,276
China Communications Services Corp., Ltd. Class H	74,000	46,274
China Conch Venture Holdings, Ltd.	83,700	163,171
China Construction Bank Corp. Class H	5,252,280	3,893,863
China COSCO Holdings Co., Ltd. Class H (a) (b)	235,425	80,135
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	105,000	10,289
China Distance Education Holdings, Ltd. ADR	690	8,915
China Dongxiang Group Co., Ltd.	43,000	8,482
China Eastern Airlines Corp., Ltd. Class H (a) (b)	66,000	30,379
China Electronics Corp. Holdings Co., Ltd.	56,000	13,357
China Energine International Holdings, Ltd. (a)	132,000	10,382
China Everbright International, Ltd.	142,000	168,805
China Everbright, Ltd.	24,000	49,077
China Evergrande Group (b)	223,000	150,661
China Fangda Group Co., Ltd. Class B	126,700	119,415
China Financial Services Holdings, Ltd.	104,000	8,314
China Foods, Ltd.	16,000	7,323
China Galaxy Securities Co., Ltd. Class H	157,900	143,935
China Hanking Holdings, Ltd. (a) (b)	52,000	6,436
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	3,393
China Hongqiao Group, Ltd. (b)	19,000	17,099
China Huarong Energy Co., Ltd. (a) (b)	50,400	2,957
China Huishan Dairy Holdings Co., Ltd. (b)	244,600	91,458
China Huiyuan Juice Group, Ltd. (a)	25,000	8,800
China International Marine Containers Group Co., Ltd. Class H	11,200	13,170
China Lesso Group Holdings, Ltd.	38,000	25,771
China Life Insurance Co., Ltd. Class H	414,260	1,068,238
China Lodging Group, Ltd. ADR	1,035	46,668

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

China Longyuan Power Group Corp., Ltd. Class H	124,000	$100,723
China Machinery Engineering Corp. Class H .	14,000	8,195
China Medical System Holdings, Ltd.	85,000	142,910
China Mengniu Dairy Co., Ltd.	222,620	413,325
China Merchants Bank Co., Ltd. Class H	274,923	692,629
China Merchants China Direct Investments, Ltd.	4,000	5,900
China Merchants Port Holdings Co., Ltd.	91,826	244,484
China Minsheng Banking Corp., Ltd. Class H .	332,900	383,722
China Mobile, Ltd.	309,366	3,743,448
China Modern Dairy Holdings, Ltd. (a) (b)	119,000	22,401
China Molybdenum Co., Ltd. Class H	105,000	21,525
China National Accord Medicines Corp., Ltd. Class B.	3,300	21,827
China National Building Material Co., Ltd. Class H (b)	78,000	34,595
China National Materials Co., Ltd.	47,000	10,908
China Oilfield Services, Ltd. Class H (b)	165,723	143,801
China Overseas Grand Oceans Group, Ltd. (a) (b)	34,000	10,959
China Overseas Land & Investment, Ltd.	315,200	1,068,826
China Pacific Insurance Group Co., Ltd. Class H	133,200	492,033
China Petroleum & Chemical Corp. Class H	1,539,200	1,121,266
China Power International Development, Ltd.	390,000	149,846
China Power New Energy Development Co., Ltd. (b)	15,000	9,457
China Railway Construction Corp., Ltd. Class H	140,990	159,969
China Railway Group, Ltd. Class H	320,487	231,400
China Rare Earth Holdings, Ltd. (a)	91,200	6,585
China Resources Beer Holdings Co., Ltd. (a)	100,625	213,551
China Resources Gas Group, Ltd.	24,000	82,002
China Resources Land, Ltd.	182,222	507,481
China Resources Power Holdings Co., Ltd.	162,432	279,797
China Sanjiang Fine Chemicals Co., Ltd.	34,000	9,820
China Shenhua Energy Co., Ltd. Class H	266,056	520,041
China Shipping Container Lines Co., Ltd. Class H (a) (b)	462,117	98,907
China Shipping Development Co., Ltd. Class H	140,000	75,632
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	4,939
China South City Holdings, Ltd. (b)	88,000	19,515
China Southern Airlines Co., Ltd. Class H	78,000	43,747

China State Construction International Holdings, Ltd.	64,000	84,168
China Taiping Insurance Holdings Co., Ltd. (a)	61,635	121,586
China Telecom Corp., Ltd. Class H	1,017,615	513,009
China Travel International Investment Hong Kong, Ltd. (b)	400,000	115,524
China Unicom Hong Kong, Ltd.	317,668	381,319
China Vanke Co., Ltd. Class H	62,400	161,713
China Yurun Food Group, Ltd. (a) (b)	12,000	1,949
China ZhengTong Auto Services Holdings, Ltd.	18,500	5,844
ChinaCache International Holdings, Ltd. ADR (a) (b)	1,035	3,985
Chinasoft International, Ltd. (a)	64,000	29,459
Chongqing Changan Automobile Co., Ltd. Class B.	56,800	92,568
Chongqing Machinery & Electric Co., Ltd. Class H	60,000	7,117
CIFI Holdings Group Co., Ltd.	26,000	8,146
CIMC Enric Holdings, Ltd. (b)	10,000	4,332
CITIC Resources Holdings, Ltd. (a) (b)	84,000	10,289
CITIC Securities Co., Ltd. Class H	90,500	192,063
CITIC Telecom International Holdings, Ltd.	41,000	15,277
CITIC, Ltd.	352,000	501,953
CNinsure, Inc. ADR (a)	2,187	16,840
CNOOC, Ltd.	1,008,603	1,251,009
Cogobuy Group (a) (b) (d)	25,000	41,194
Colour Life Services Group Co., Ltd. (a)	30,000	21,081
Comtec Solar Systems Group, Ltd. (a)	140,000	7,040
Coolpad Group, Ltd. (a)	205,600	38,703
COSCO SHIPPING Ports, Ltd.	157,087	161,017
Cosmo Lady China Holdings Co., Ltd. (b) (d) .	32,000	13,203
Country Garden Holdings Co., Ltd.	303,466	160,029
Credit China Holdings, Ltd. (a) (b)	220,000	27,798
CRRC Corp., Ltd. Class H	227,000	204,875
CSG Holding Co., Ltd. Class B	8,200	7,010
Ctrip.com International, Ltd. ADR (a)	18,154	845,432
Daqo New Energy Corp. ADR (a) (b)	690	14,628
Datang International Power Generation Co., Ltd. Class H	468,000	124,905
Dazhong Transportation Group Co., Ltd. Class B.	80,550	60,332
Dongfang Electric Corp., Ltd. Class H	15,600	12,330
Dongfeng Motor Group Co., Ltd. Class H	308,000	307,764
E-Commodities Holdings, Ltd. (a)	2,000	199
Fang Holdings, Ltd. ADR (a)	9,546	42,862
Fantasia Holdings Group Co., Ltd. (a)	58,500	8,900
Far East Horizon, Ltd.	116,000	109,480
Fufeng Group, Ltd. (a)	32,000	14,812
Future Land Holdings Co., Ltd. Class A	59,871	113,369
Geely Automobile Holdings, Ltd. (b)	155,000	138,294
GF Securities Co., Ltd. Class H (b)	90,800	191,997
Goldpac Group, Ltd.	25,000	7,768
GOME Electrical Appliances Holding, Ltd. (b)	587,000	71,900

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Goodbaby International Holdings, Ltd.	28,000	$14,477
Great Wall Motor Co., Ltd. Class H	187,250	182,278
Greatview Aseptic Packaging Co., Ltd.	10,000	5,312
Greentown China Holdings, Ltd. (a) (b)	33,500	28,205
Guangdong Electric Power Development Co., Ltd. Class B.	109,840	49,284
Guangdong Investment, Ltd.	314,000	498,776
Guangshen Railway Co., Ltd. Class H	312,000	161,311
Guangzhou Automobile Group Co., Ltd. Class H	176,636	227,059
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (a)	6,000	14,729
Guangzhou R&F Properties Co., Ltd. Class H .	140,400	220,847
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	34,000	2,280
Guotai Junan International Holdings, Ltd. (b) .	108,000	40,939
Haichang Ocean Park Holdings, Ltd. (a) (d)	47,000	9,635
Haitian International Holdings, Ltd.	5,000	9,838
Haitong Securities Co., Ltd. Class H	140,400	237,501
Hangzhou Steam Turbine Co., Ltd. Class B (a)	24,000	30,635
Harbin Electric Co., Ltd. Class H	78,000	37,411
Hengan International Group Co., Ltd. (b)	41,000	339,907
HNA Infrastructure Co., Ltd.	26,000	29,098
Honghua Group, Ltd. (a)	14,000	839
Honworld Group, Ltd. (d)	15,500	9,193
Hopson Development Holdings, Ltd.	26,000	25,645
Huadian Fuxin Energy Corp., Ltd. Class H	50,000	11,862
Huadian Power International Corp., Ltd. Class H	211,308	94,811
Huaneng Power International, Inc. Class H	312,000	195,102
Huaneng Renewables Corp., Ltd. Class H	152,000	52,914
Huangshan Tourism Development Co., Ltd. Class B.	53,232	79,529
Huatai Securities Co., Ltd. Class H (d)	38,400	77,731
Huayi Tencent Entertainment Co., Ltd. (a) (b)	110,000	6,879
Industrial & Commercial Bank of China, Ltd. Class H	4,243,590	2,653,629
Inner Mongolia Yitai Coal Co., Ltd. Class B	28,436	25,990
Intime Retail Group Co., Ltd. (b)	82,500	71,906
JA Solar Holdings Co., Ltd. ADR (a)	1,266	7,609
JD.com, Inc. ADR (a)	46,460	1,212,141
Jiangnan Group, Ltd.	56,000	9,531
Jiangsu Expressway Co., Ltd. Class H	212,000	293,019
Jiangxi Copper Co., Ltd. Class H	80,000	91,388
JinkoSolar Holding Co., Ltd. ADR (a) (b)	805	12,719
Jumei International Holding, Ltd. ADR (a)	460	2,691
Kama Co., Ltd. Class B (a)	7,100	8,570

Kingdee International Software Group Co., Ltd. (a) (b)	92,000	36,297
Kingsoft Corp., Ltd. (b)	36,000	85,127
Konka Group Co., Ltd. Class B (a)	814,000	313,806
Kunlun Energy Co., Ltd. (b)	390,000	298,687
KWG Property Holding, Ltd.	76,412	50,147
Lao Feng Xiang Co., Ltd. Class B	10,130	35,779
Lenovo Group, Ltd.	546,000	361,843
Li Ning Co., Ltd. (a)	111,333	76,223
Lianhua Supermarket Holdings Co., Ltd. Class H (a) (b)	13,000	4,995
Lifetech Scientific Corp. (a) (b)	76,000	19,108
Livzon Pharmaceutical Group, Inc. Class H	4,520	27,857
Luye Pharma Group, Ltd. (a)	35,000	22,924
Maanshan Iron & Steel Co., Ltd. Class H (a) (b)	234,000	53,100
Metallurgical Corp. of China, Ltd. Class H	80,000	26,096
Minth Group, Ltd.	18,000	63,242
MOBI Development Co., Ltd.	111,000	18,319
Momo, Inc. ADR (a)	920	20,700
NetEase, Inc. ADR	5,353	1,288,895
New China Life Insurance Co., Ltd. Class H	37,100	163,832
New Oriental Education & Technology Group, Inc. ADR (a)	6,401	296,750
Noah Holdings, Ltd. ADS (a) (b)	690	18,016
NQ Mobile, Inc. Class A, ADR (a) (b)	2,075	7,926
Ourgame International Holdings, Ltd. (a)	26,000	13,275
Ozner Water International Holding, Ltd. (a) (b) (d)	47,000	10,120
Pacific Online, Ltd.	25,000	6,350
Parkson Retail Group, Ltd. (b)	97,134	10,395
People’s Insurance Co. Group of China, Ltd. Class H	280,000	114,080
PetroChina Co., Ltd. Class H	1,190,970	781,598
PICC Property & Casualty Co., Ltd. Class H	397,506	658,072
Ping An Insurance Group Co. of China, Ltd. Class H	270,000	1,399,442
Poly Culture Group Corp., Ltd. Class H	3,300	8,510
Poly Property Group Co., Ltd. (a) (b)	51,000	17,360
PW Medtech Group, Ltd. (a)	29,000	8,749
Qunar Cayman Islands, Ltd. ADR (a) (b)	1,727	50,083
ReneSola, Ltd. ADR (a) (b)	9,546	9,641
Renhe Commercial Holdings Co., Ltd. (a) (b)	851,000	21,176
Semiconductor Manufacturing International Corp. (a)	1,426,000	159,957
Shandong Airlines Co., Ltd. Class B	2,900	6,618
Shandong Chenming Paper Holdings, Ltd. Class B.	15,200	13,816
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	8,000	11,346
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	116,000	77,773

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Shanghai Baosight Software Co., Ltd. Class B .	4,300	$7,972
Shanghai Electric Group Co., Ltd. Class H (a) .	330,077	155,762
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	14,000	43,502
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	13,203
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	7,839
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	74,248	44,920
Shanghai Huayi Group Corp., Ltd. Class B	200	222
Shanghai Industrial Urban Development Group, Ltd.	26,000	6,705
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	8,628
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	42,682	68,419
Shanghai Jinjiang International Travel Co., Ltd. Class B.	2,300	8,995
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	56,466	90,741
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	31,440	52,788
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	15,700	42,307
Shanghai Prime Machinery Co., Ltd. Class H .	58,000	11,815
Shengjing Bank Co., Ltd. Class H (d)	32,300	33,275
Shenwan Hongyuan HK, Ltd.	10,000	5,222
Shenzhen Expressway Co., Ltd. Class H	128,482	134,844
Shenzhen International Holdings, Ltd. (b)	38,310	63,521
Shenzhen Investment, Ltd.	104,870	49,893
Shenzhou International Group Holdings, Ltd.	25,000	174,060
Shougang Concord International Enterprises Co., Ltd. (a)	206,000	7,038
Shunfeng International Clean Energy, Ltd. (a) .	60,000	7,117
Silver Grant International Industries, Ltd. (a)	64,000	6,684
SINA Corp. (a)	4,494	331,792
Sino-Ocean Group Holding, Ltd.	298,480	137,388
Sinofert Holdings, Ltd. (b)	52,000	6,570
SinoMedia Holding, Ltd. (b)	26,000	6,570
Sinopec Oilfield Service Corp. Class H (a)	70,000	13,448
Sinopec Shanghai Petrochemical Co., Ltd. Class H	310,600	156,582
Sinopharm Group Co., Ltd. Class H	49,600	238,217
Sinosoft Technology Group, Ltd. (b)	39,600	19,096
Sinotrans, Ltd. Class H	353,300	171,276
Sinovac Biotech, Ltd. (a)	6,179	36,456
SITC International Holdings Co., Ltd.	30,000	17,870
SOHO China, Ltd. (a)	25,500	13,776
SPT Energy Group, Inc. (a) (b)	20,000	1,444

Sunac China Holdings, Ltd.	78,000	56,117
Sunny Optical Technology Group Co., Ltd.	35,000	172,835
Synertone Communication Corp. (a)	54,400	1,262
TCL Multimedia Technology Holdings, Ltd. (a) (b)	24,000	11,790
Tencent Holdings, Ltd.	309,567	8,501,572
Tian Ge Interactive Holdings, Ltd. (a) (b) (d)	32,000	22,610
Tiangong International Co., Ltd.	64,000	7,096
Tianneng Power International, Ltd. (b)	52,000	44,317
Tingyi Cayman Islands Holding Corp. (b)	214,000	247,774
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	19,340
TravelSky Technology, Ltd. Class H	153,841	364,968
Trigiant Group, Ltd. (b)	22,000	3,177
Trina Solar, Ltd. ADR (a)	4,140	42,394
Uni-President China Holdings, Ltd. (b)	33,000	23,401
Universal Health International Group Holding, Ltd. (a)	30,000	1,431
V1 Group, Ltd.	244,200	12,594
Vipshop Holdings, Ltd. ADR (a)	15,772	231,375
Want Want China Holdings, Ltd. (b)	431,000	266,737
Weibo Corp. ADR (a)	414	20,758
Weiqiao Textile Co. Class H	98,000	69,621
West China Cement, Ltd. (a) (b)	96,000	9,407
Wisdom Sports Group (a) (b)	36,000	12,718
Xiamen International Port Co., Ltd. Class H	26,000	5,230
Xinchen China Power Holdings, Ltd. (a)	42,000	6,823
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	5,400	8,062
Xinyi Solar Holdings, Ltd. (a) (b)	150,000	56,086
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (d)	6,500	11,012
Yanzhou Coal Mining Co., Ltd. Class H (b)	234,000	157,489
Yestar International Holdings Co., Ltd. (b)	22,500	10,966
Yingde Gases Group Co., Ltd.	25,000	9,896
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	1,135	4,392
Yuexiu Property Co., Ltd.	546,000	85,885
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	861
YY, Inc. ADR (a) (b)	1,378	73,420
Zhaojin Mining Industry Co., Ltd. Class H (b) .	17,000	17,162
Zhejiang Expressway Co., Ltd. Class H	257,862	271,960
Zhuzhou CRRC Times Electric Co., Ltd.	36,500	189,184
Zijin Mining Group Co., Ltd. Class H	415,000	133,233
ZTE Corp. Class H	78,927	114,789

		67,921,578

COLOMBIA — 0.6%
Almacenes Exito SA	7,963	40,644
Avianca Holdings SA Preference Shares	119,109	98,017
Banco Davivienda SA Preference Shares	13,391	137,165

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Banco de Bogota SA	4,297	$93,400
Bancolombia SA	12,449	112,819
Bancolombia SA ADR	4,487	175,173
Bolsa de Valores de Colombia	8,123,038	49,923
Celsia SA ESP	7,914	10,854
Cementos Argos SA	8,853	35,289
Cementos Argos SA Preference Shares	10,574	39,653
Cemex Latam Holdings SA (a)	3,085	11,740
Constructora Conconcreto SA	24,034	9,054
Corp. Financiera Colombiana SA	4,061	53,385
Ecopetrol SA (a)	119,765	51,981
Empresa de Telecomunicaciones de Bogota	235,924	48,004
Grupo Argos SA.	3,256	21,051
Grupo Argos SA Preference Shares	13,550	83,841
Grupo Aval Acciones y Valores SA	323,558	139,310
Grupo de Inversiones Suramericana SA	4,874	63,667
Grupo de Inversiones Suramericana SA Preference Shares	4,869	63,060
Grupo Nutresa SA	4,498	39,576
Interconexion Electrica SA ESP	18,147	61,435

		1,439,041

CZECH REPUBLIC — 0.3%
CEZ A/S	16,339	291,239
Komercni banka A/S	8,628	298,649
Unipetrol A/S	11,646	87,859

		677,747

EGYPT — 0.5%
Commercial International Bank Egypt SAE	155,300	841,213
Egypt Kuwait Holding Co. SAE	60,870	26,783
Egyptian Financial Group-Hermes Holding Co. (a)	74,266	104,291
Global Telecom Holding SAE (a)	57,070	26,928
Global Telecom Holding SAE GDR (a)	32,676	63,391
Orascom Telecom Media And Technology Holding SAE (a) (e)	45,697	2,779

		1,065,385

GREECE — 0.2%
Alpha Bank AE (a)	3,897	6,482
Diana Shipping, Inc. (a)	2,786	7,299
DryShips, Inc. (a)	144	65
Ellaktor SA (a)	259	364
Eurobank Ergasias SA (a)	3,952	2,256
FF Group (a)	999	24,811
Fourlis Holdings SA (a)	128	551
Frigoglass SAIC (a)	221	22
GEK Terna Holding Real Estate Construction SA (a)	316	650
Grivalia Properties REIC AE	5,407	40,712
Hellenic Exchanges — Athens Stock Exchange SA	10,257	47,260
Hellenic Telecommunications Organization SA	8,563	75,060
Intralot SA-Integrated Lottery Systems & Services (a)	23,048	26,937
JUMBO SA	3,513	43,822

Marfin Investment Group Holdings SA (a)	3,732	512
Mytilineos Holdings SA (a)	85	397
National Bank of Greece SA (a)	3,002	621
OPAP SA	10,569	89,318
Piraeus Bank SA (a)	492	74
Public Power Corp. SA (a)	3,610	10,751
Terna Energy SA	166	481
Titan Cement Co. SA	1,695	39,964

		418,409

HONG KONG — 1.2%
AGTech Holdings, Ltd. (a)	56,000	11,119
Alibaba Pictures Group, Ltd. (a) (b)	652,400	136,268
AMVIG Holdings, Ltd.	54,000	18,868
Asian Citrus Holdings, Ltd. (a)	51,000	3,945
Beijing Enterprises Clean Energy Group, Ltd. (a)	798,000	22,533
BEP International Holdings, Ltd.	440,000	28,365
Bosideng International Holdings, Ltd.	82,000	7,401
Carnival Group International Holdings, Ltd. (a) (b)	290,000	35,147
CGN Meiya Power Holdings Co., Ltd. (a) (d)	24,000	3,682
Chia Tai Enterprises International, Ltd. (a)	2,300	599
China All Access Holdings, Ltd. (b)	28,000	9,856
China Animation Characters Co., Ltd.	26,000	13,107
China Chengtong Development Group, Ltd. (a)	254,000	23,579
China Fiber Optic Network System Group, Ltd. (a)	84,800	6,670
China Financial International Investments, Ltd. (a) (b)	260,000	15,588
China Financial Leasing Group, Ltd. (a)	80,000	4,023
China Gas Holdings, Ltd. (b)	132,000	209,336
China High Speed Transmission Equipment Group Co., Ltd.	41,000	41,444
China Jicheng Holdings, Ltd. (a) (b) (d)	1,119,000	37,512
China National Culture Group, Ltd. (a)	290,000	1,757
China NT Pharma Group Co., Ltd.	139,600	34,558
China Ocean Industry Group, Ltd. (a)	345,000	10,453
China Oil & Gas Group, Ltd. (a)	132,000	9,701
China Overseas Property Holdings, Ltd.	62,066	12,804
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	208,000	6,705
China Public Procurement, Ltd. (a)	444,000	4,637
China Soft Power Technology Holdings, Ltd. (a)	168,000	4,441
China Vanguard Group, Ltd. (a)	70,000	2,247
Citychamp Watch & Jewellery Group, Ltd.	80,000	18,773
Comba Telecom Systems Holdings, Ltd.	65,198	12,862
Concord New Energy Group, Ltd.	120,000	6,266
CP Pokphand Co., Ltd.	260,000	33,523
Digital China Holdings, Ltd. (b)	49,000	47,067
Essex Bio-technology, Ltd.	50,000	23,208
Eternity Investment, Ltd. (a)	40,574	973
Feiyu Technology International Co., Ltd. (d)	19,500	3,394

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

First Shanghai Investments, Ltd.	40,000	$7,066
Fullshare Holdings, Ltd. (b)	287,000	166,517
GCL-Poly Energy Holdings, Ltd. (b)	424,000	56,308
Global Bio-Chem Technology Group Co., Ltd. (a)	182,000	3,543
Golden Meditech Holdings, Ltd.	44,000	5,616
Haier Electronics Group Co., Ltd.	33,000	54,547
Hanergy Thin Film Power Group, Ltd. (a) (b) (f)	856,000	—
Hengdeli Holdings, Ltd. (a)	1,037,600	115,052
Hi Sun Technology China, Ltd. (a) (b)	108,000	18,799
Hua Han Health Industry Holdings, Ltd. (b)	283,600	19,380
Hua Hong Semiconductor, Ltd. (d)	7,000	8,123
Huabao International Holdings, Ltd. (a)	72,000	27,664
Imperial Pacific International Holdings, Ltd. (a) (b)	1,610,000	28,646
Joy City Property, Ltd.	176,000	25,642
Ju Teng International Holdings, Ltd.	56,500	16,828
Kingboard Chemical Holdings, Ltd.	75,340	228,275
Kingboard Laminates Holdings, Ltd.	42,500	38,796
Lee & Man Paper Manufacturing, Ltd.	37,000	33,585
Millennium Pacific Group Holdings, Ltd. (a) .	138,000	2,811
National Agricultural Holdings, Ltd. (a) (b)	50,000	8,896
Neo Telemedia, Ltd. (a)	588,000	30,704
NetDragon Websoft Holdings, Ltd.	15,000	52,121
NewOcean Energy Holdings, Ltd.	22,000	5,900
Newtree Group Holdings, Ltd. (a)	35,000	2,053
Nine Dragons Paper Holdings, Ltd.	117,000	109,368
Portico International Holdings, Ltd. (a)	18,000	6,962
Pou Sheng International Holdings, Ltd.	90,000	29,706
Qianhai Health Holdings, Ltd. (a)	56,279	1,284
Real Nutriceutical Group, Ltd.	73,000	6,118
Shimao Property Holdings, Ltd.	117,000	158,395
SIM Technology Group, Ltd. (a)	236,000	10,041
Sino Biopharmaceutical, Ltd.	228,000	153,157
Skyworth Digital Holdings, Ltd.	77,194	55,537
Solargiga Energy Holdings, Ltd. (a)	510,000	10,850
SSY Group, Ltd. (b)	23,740	8,142
Sun Art Retail Group, Ltd. (b)	63,500	43,802
Suncorp Technologies, Ltd. (a)	700,000	7,040
Tack Fiori International Group, Ltd. (a)	44,000	1,305
Tech Pro Technology Development, Ltd. (a)	214,000	4,911
Tibet Water Resources, Ltd. (b)	28,000	9,784
United Laboratories International Holdings, Ltd. (a)	12,000	6,962
Universal Medical Financial & Technical Advisory Services Co., Ltd. (d)	42,600	36,855
Vision Values Holdings, Ltd. (a)	60,000	2,746
Wanda Hotel Development Co., Ltd. (a)	45,000	4,352
Wasion Group Holdings, Ltd. (b)	24,000	13,058
WH Group, Ltd. (d)	372,000	299,290
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,575
Xinyi Glass Holdings, Ltd. (a)	122,000	110,266
Yip’s Chemical Holdings, Ltd.	10,000	4,061

		2,915,850

HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	5,469	337,465
OTP Bank PLC	22,090	578,319
Richter Gedeon Nyrt	18,916	383,110

		1,298,894

INDIA — 11.8%
Adani Enterprises, Ltd.	896	884
Adani Ports & Special Economic Zone, Ltd.	45,568	175,722
Adani Power, Ltd. (a)	2,134	798
Adani Transmissions, Ltd. (a)	1,081	619
AIA Engineering, Ltd.	679	13,150
Alok Industries, Ltd. (a)	254,590	12,236
Amtek Auto, Ltd. (a)	8,303	5,481
Anant Raj, Ltd.	63,219	52,651
Apollo Hospitals Enterprise, Ltd.	5,640	111,258
Ashok Leyland, Ltd.	33,935	40,571
Aurobindo Pharma, Ltd.	18,412	236,566
Axis Bank, Ltd.	64,215	522,121
Bajaj Hindusthan Sugar, Ltd. (a)	96,519	23,412
Balrampur Chini Mills, Ltd.	48,077	77,806
BF Investment, Ltd. (a)	10,742	26,323
Bharat Financial Inclusion, Ltd. (a)	2,901	38,371
Bharat Forge, Ltd.	1,251	17,113
Bharat Heavy Electricals, Ltd.	73,383	148,463
Bharti Airtel, Ltd.	119,849	565,224
Bharti Infratel, Ltd.	19,502	107,000
Biocon, Ltd.	2,313	32,430
Bosch, Ltd.	84	28,763
Britannia Industries, Ltd.	4,713	238,128
Cipla, Ltd.	50,095	436,431
Coal India, Ltd.	32,141	155,588
CORE Education & Technologies, Ltd. (a) (e) .	9,253	243
DCB Bank, Ltd. (a)	132,967	249,937
Dewan Housing Finance Corp., Ltd.	37,113	158,196
Dr Reddy’s Laboratories, Ltd. ADR	14,040	651,737
Educomp Solutions, Ltd. (a)	16,753	2,982
Eicher Motors, Ltd.	452	168,552
Era Infra Engineering, Ltd. (a) (e)	2,941	66
Fortis Healthcare, Ltd. (a)	26,179	65,664
GAIL India, Ltd.	55,106	310,085
Gammon India, Ltd. (a)	41,199	9,839
Gateway Distriparks, Ltd.	15,664	59,216
Gitanjali Gems, Ltd.	1,665	1,517
Glenmark Pharmaceuticals, Ltd.	4,253	58,988
Godrej Consumer Products, Ltd.	3,056	72,827
Godrej Industries, Ltd.	26,954	174,059
Grasim Industries, Ltd. GDR	35	2,541
GRUH Finance, Ltd.	44,038	216,718
GTL Infrastructure, Ltd. (a)	280,356	20,633
GTL, Ltd. (a)	2,132	663
Gujarat NRE Coke, Ltd. (a)	15,903	752
Gujarat Pipavav Port, Ltd.	2,982	7,793
GVK Power & Infrastructure, Ltd. (a)	126,029	12,115
HCL Technologies, Ltd.	29,027	348,734
HDFC Bank, Ltd.	50,852	972,168
Hero MotoCorp, Ltd.	16,044	822,610
Hindalco Industries, Ltd.	51,059	117,103

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Hindustan Construction Co., Ltd. (a)	15,672	$8,239
Hindustan Unilever, Ltd.	68,921	898,364
Housing Development & Infrastructure, Ltd. (a)	13,243	15,833
Housing Development Finance Corp., Ltd.	104,857	2,194,548
ICICI Bank, Ltd. ADR	148,197	1,107,032
Idea Cellular, Ltd.	21,985	26,119
IDFC Bank, Ltd.	20	24
IDFC, Ltd. (a)	18	18
Indiabulls Housing Finance, Ltd.	5,394	67,032
Indiabulls Real Estate, Ltd. (a)	19,026	26,333
Indian Hotels Co., Ltd.	68,895	134,986
Infosys, Ltd. ADR (b)	151,086	2,384,137
IRB Infrastructure Developers, Ltd.	4,123	15,181
ITC, Ltd.	136,185	493,666
ITC, Ltd. GDR.	46,297	167,827
IVRCL, Ltd. (a)	14,391	1,038
Jain Irrigation Systems, Ltd.	10,919	14,686
Jaiprakash Associates, Ltd. (a)	58,440	9,216
Jet Airways India, Ltd. (a)	14,247	101,910
Jindal Steel & Power, Ltd. (a)	5,399	6,159
Kotak Mahindra Bank, Ltd.	27,805	324,489
Lanco Infratech, Ltd. (a)	30,185	1,859
Larsen & Toubro, Ltd. GDR	34,505	738,407
LIC Housing Finance, Ltd.	15,852	137,806
Lupin, Ltd.	9,638	215,147
Magma Fincorp, Ltd.	7,836	12,069
Mahanagar Telephone Nigam, Ltd. (a)	51,508	15,318
Mahindra & Mahindra Financial Services, Ltd.	14,286	78,167
Mahindra & Mahindra, Ltd. GDR	38,868	824,002
Marico, Ltd.	6,841	28,307
Marksans Pharma, Ltd.	11,235	8,876
Maruti Suzuki India, Ltd.	11,409	938,578
Mindtree, Ltd.	2,993	21,674
Monnet Ispat & Energy, Ltd. (a)	5,309	1,762
MRF, Ltd.	144	110,028
NCC, Ltd.	18,007	22,204
NTPC, Ltd.	100,681	223,803
Oil & Natural Gas Corp., Ltd.	143,402	552,780
OnMobile Global, Ltd.	4,008	5,911
Opto Circuits India, Ltd. (a)	4,623	799
Page Industries, Ltd.	181	41,098
PS IT Infrastructure & Services, Ltd. (a)	111	161
PTC India, Ltd.	46,101	51,550
Punj Lloyd, Ltd. (a)	8,140	2,696
Rajesh Exports, Ltd.	7,504	51,484
RattanIndia Infrastructure, Ltd. (a)	47,862	2,372
REI Agro, Ltd. (a)	1,065,796	8,804
Reliance Capital, Ltd.	6,340	52,078
Reliance Communications, Ltd. (a)	78,008	54,306
Reliance Industries, Ltd. GDR (d)	50,814	1,651,709
Reliance Infrastructure, Ltd.	18,644	154,363
Rolta India, Ltd. (a)	5,399	4,934
Ruchi Soya Industries, Ltd. (a)	30,792	9,643
SE Investments, Ltd.	10,341	32,244
Sharda Cropchem, Ltd.	1,998	11,466
Shree Renuka Sugars, Ltd. (a)	69,653	16,058

Shriram Transport Finance Co., Ltd.	6,587	115,025
Siemens, Ltd.	16,995	316,595
Sintex Industries, Ltd.	49,059	57,695
State Bank of India GDR	9,298	346,351
Strides Shasun, Ltd.	1,891	28,571
Sun Pharma Advanced Research Co., Ltd. (a) .	2,071	9,811
Sun Pharmaceutical Industries, Ltd.	59,964	668,899
Sun TV Network, Ltd.	5,640	42,791
Suzlon Energy, Ltd. (a)	322,759	71,988
Symphony, Ltd.	831	14,187
Tata Communications, Ltd.	12,675	107,684
Tata Consultancy Services, Ltd.	34,555	1,261,584
Tata Elxsi, Ltd.	1,081	22,605
Tata Motors, Ltd. ADR	28,013	1,119,960
Tata Power Co., Ltd.	182,914	207,145
Tata Steel, Ltd.	26,314	147,913
Tech Mahindra, Ltd.	24,308	153,285
UltraTech Cement, Ltd.	246	14,231
Unitech, Ltd. (a)	107,431	9,520
United Breweries, Ltd.	3,972	53,930
United Spirits, Ltd. (a)	3,551	131,546
UPL, Ltd.	7,355	74,439
Vedanta, Ltd.	26,154	67,585
Videocon Industries, Ltd. (a)	20,435	31,966
VST Industries, Ltd.	1,476	50,304
Welspun India, Ltd.	12,730	10,038
Wipro, Ltd. ADR	61,566	597,806
Wockhardt, Ltd. (a)	1,736	22,902
Zee Entertainment Enterprises, Ltd.	31,109	255,465

		27,663,968

INDONESIA — 3.1%
Alam Sutera Realty Tbk PT (a)	501,800	17,764
Astra International Tbk PT	1,668,488	1,054,710
Bank Central Asia Tbk PT	1,101,087	1,324,578
Bank Danamon Indonesia Tbk PT	335,618	104,149
Bank Mandiri Persero Tbk PT	831,949	713,955
Bank Negara Indonesia Persero Tbk PT	135,100	57,452
Bank Rakyat Indonesia Persero Tbk PT	834,865	780,427
Barito Pacific Tbk PT (a)	646,500	48,298
Bekasi Fajar Industrial Estate Tbk PT	312,400	7,085
Bumi Resources Tbk PT (a) (e)	1,115,100	5,810
Bumi Serpong Damai Tbk PT	265,700	44,789
Charoen Pokphand Indonesia Tbk PT	290,200	77,825
Ciputra Development Tbk PT	415,952	50,675
Citra Marga Nusaphala Persada Tbk PT (a)	94,413	10,887
Garuda Indonesia Persero Tbk PT (a)	889,800	29,181
Global Mediacom Tbk PT	43,000	2,932
Indocement Tunggal Prakarsa Tbk PT	35,300	46,928
Indofood Sukses Makmur Tbk PT	732,451	488,263
Indosat Tbk PT (a)	176,600	81,527
Japfa Comfeed Indonesia Tbk PT	76,500	10,170
Kalbe Farma Tbk PT	3,668,367	482,051
Kawasan Industri Jababeka Tbk PT (a)	340,649	7,674
Lippo Cikarang Tbk PT (a)	12,600	5,672
Lippo Karawaci Tbk PT	859,400	65,191
Matahari Putra Prima Tbk PT	43,200	5,859
Mayora Indah Tbk PT	615,175	70,469

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Medco Energi Internasional Tbk PT (a)	459,400	$53,857
Media Nusantara Citra Tbk PT	56,800	8,791
Modernland Realty Tbk PT (a)	537,600	15,159
Pakuwon Jati Tbk PT	378,900	19,597
Perusahaan Gas Negara Persero Tbk	1,007,400	221,534
Semen Indonesia Persero Tbk PT	57,000	44,112
Sigmagold Inti Perkasa Tbk PT (a)	862,700	17,848
Summarecon Agung Tbk PT	292,600	39,347
Telekomunikasi Indonesia Persero Tbk PT	2,549,800	842,053
Tiga Pilar Sejahtera Food Tbk (a)	413,200	61,738
Unilever Indonesia Tbk PT	42,200	144,051
United Tractors Tbk PT	177,415	240,613
XL Axiata Tbk PT (a)	54,525	11,280

		7,314,301

MALAYSIA — 2.8%
Aeon Co. M Bhd	543,090	379,526
AEON Credit Service M Bhd	7,500	26,115
AirAsia Bhd	84,400	56,940
Alliance Financial Group Bhd	323,900	291,357
Axiata Group Bhd	100,092	126,340
Berjaya Sports Toto Bhd	155,614	124,551
Bintulu Port Holdings Bhd (e)	94	151
British American Tobacco Malaysia Bhd	3,300	39,212
Bursa Malaysia Bhd	66,193	141,173
Capitaland Malaysia Mall Trust REIT	105,500	39,542
Carlsberg Brewery Malaysia Bhd Class B	165,776	589,266
CIMB Group Holdings Bhd	64,841	73,849
Dialog Group Bhd	1,137,067	401,431
DiGi.Com Bhd.	416,700	501,793
Felda Global Ventures Holdings Bhd	29,300	16,579
Genting Bhd	251,600	482,454
Genting Malaysia Bhd	39,500	43,459
Guan Chong Bhd (a)	65,800	16,229
Hap Seng Plantations Holdings Bhd	8,900	5,165
IHH Healthcare Bhd	57,100	87,400
IOI Corp. Bhd	398,460	428,762
IOI Properties Group Bhd	288,550	173,737
Iskandar Waterfront City Bhd (a)	26,900	5,789
KLCCP Stapled Group	42,000	78,404
KNM Group Bhd (a)	342,021	33,495
KPJ Healthcare Bhd	29,620	30,297
Lingkaran Trans Kota Holdings Bhd	27,100	38,008
Magnum Bhd	239,560	130,917
Malayan Banking Bhd	189,771	344,162
Malaysian Resources Corp. Bhd	443,800	139,509
MPHB Capital Bhd (a)	119,630	38,763
Naim Holdings Bhd (a)	87	34
OSK Holdings Bhd	464,506	177,468
Pavilion Real Estate Investment Trust	100,400	42,971
Pos Malaysia Bhd	78,700	73,267
Public Bank Bhd	58,300	279,412
SapuraKencana Petroleum Bhd (a)	41,900	15,907
Sime Darby Bhd.	74,031	136,945
SP Setia Bhd Group	24,443	20,628
Sunway Real Estate Investment Trust	104,300	43,632
TA Enterprise Bhd	410,300	48,119

TA Global Bhd	298,756	16,254
Telekom Malaysia Bhd	52,927	86,772
Tenaga Nasional Bhd	56,800	196,407
UEM Edgenta Bhd	53,500	43,079
UEM Sunrise Bhd	331,788	94,671
UMW Holdings Bhd	23,500	33,129
Unisem M Bhd	23,200	14,137
United Plantations Bhd	5,000	33,249
VS Industry Bhd	105,000	35,038
WCT Holdings Bhd	596,795	232,340

		6,507,834

MEXICO — 4.2%
Alfa SAB de CV Class A Class A	315,513	493,318
America Movil SAB de CV Series L	1,794,677	1,026,537
Axtel SAB de CV (a) (b)	127,610	29,408
Cemex SAB de CV (a)	892,517	708,350
Coca-Cola Femsa SAB de CV Series L	46,655	351,115
Consorcio ARA SAB de CV Series	126,793	44,877
Desarrolladora Homex SAB de CV Class C1 (a)	2,679	263
El Puerto de Liverpool SAB de CV Series C1 (b)	26,409	277,333
Fibra Uno Administracion SA de CV REIT	108,601	198,757
Fomento Economico Mexicano SAB de CV	154,934	1,430,979
Grupo Aeroportuario del Sureste SAB de CV Class B.	34,298	503,779
Grupo Bimbo SAB de CV Series A	216,887	572,769
Grupo Elektra SAB de CV (b)	3,944	51,167
Grupo Financiero Banorte SAB de CV Series O	122,090	641,440
Grupo Financiero Inbursa SAB de CV Series O	97,869	154,742
Grupo Mexico SAB de CV Series B	241,559	591,369
Grupo Televisa SAB Series CPO	145,134	747,136
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	124,945	167,854
Industrias CH SAB de CV Series B (a) (b)	33,919	151,583
Industrias Penoles SAB de CV	11,763	283,282
Kimberly-Clark de Mexico SAB de CV Class A.	193,223	437,893
Sare Holding SAB de CV Class B (a)	142,190	1,271
Telesites SAB de CV (a)	90,543	51,041
TV Azteca SAB de CV (b)	291,702	46,875
Urbi Desarrollos Urbanos SAB de CV (a) (b) (f)	44,913	—
Wal-Mart de Mexico SAB de CV	377,245	829,984

		9,793,122

NETHERLANDS — 0.4%
Steinhoff International Holdings NV	161,728	923,824
VimpelCom, Ltd. ADR	33,395	116,215

		1,040,039

PERU — 0.7%
Cia de Minas Buenaventura SAA ADR (c)	1,310	18,327
Cia de Minas Buenaventura SAA ADR (a) (c) .	23,955	331,537

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Credicorp, Ltd.	5,650	$860,043
Southern Copper Corp. (b)	17,879	470,218
Volcan Cia Minera SAA Class B	359,984	65,528

		1,745,653

PHILIPPINES — 1.7%
Alliance Global Group, Inc.	158,000	51,803
Ayala Land, Inc.	1,015,280	821,729
Bank of the Philippine Islands	366,087	792,641
BDO Unibank, Inc.	259,254	586,990
Bloomberry Resorts Corp. (a)	61,800	5,811
Cebu Air, Inc.	110,070	256,478
Cebu Holdings, Inc.	558,800	59,228
D&L Industries, Inc.	167,300	39,328
DoubleDragon Properties Corp. (a)	111,040	133,949
East West Banking Corp.	62,900	25,941
Filinvest Land, Inc.	4,671,000	176,264
First Philippine Holdings Corp.	30,810	46,283
Global Ferronickel Holdings, Inc. (a)	358,000	7,382
GMA Holdings, Inc.	270,700	33,548
GT Capital Holdings, Inc.	730	21,677
JG Summit Holdings, Inc.	36,720	56,411
Megawide Construction Corp. (a)	352,188	115,326
Megaworld Corp.	507,300	49,375
Nickel Asia Corp.	42,300	6,280
PLDT, Inc.	7,775	274,478
Puregold Price Club, Inc.	24,400	21,384
San Miguel Corp.	10,680	17,971
SM Investments Corp.	12,600	174,989
SM Prime Holdings, Inc.	235,990	136,986
Top Frontier Investment Holdings, Inc. (a)	1,241	5,809
Universal Robina Corp.	17,650	64,784
Vista Land & Lifescapes, Inc.	80,500	8,947

		3,991,792

POLAND — 1.0%
Asseco Poland SA	6,559	95,471
Bank Pekao SA	11,961	386,580
Bank Zachodni WBK SA	1,771	143,930
Bioton SA (a)	84	183
Eurocash SA	616	6,840
Getin Holding SA (a)	23,476	6,072
Getin Noble Bank SA (a) (e)	65,350	7,854
Globe Trade Centre SA (a)	20,329	43,820
Grupa Lotos SA (a)	12,711	94,485
KGHM Polska Miedz SA	12,812	249,388
LPP SA	34	34,953
mBank SA (a)	1,936	172,868
Orange Polska SA	78,445	122,975
Orbis SA	6,142	124,369
PGE Polska Grupa Energetyczna SA	44,639	118,381
Polimex-Mostostal SA (a)	1,154	1,140
Polski Koncern Naftowy Orlen SA	16,952	287,941
Powszechna Kasa Oszczednosci Bank Polski SA	35,469	241,968
Powszechny Zaklad Ubezpieczen SA	22,813	145,318

		2,284,536

QATAR — 0.7%
Aamal Co. (a)	3,715	15,087
Industries Qatar QSC	3,388	100,468
Mannai Corp. QSC	2,223	50,112
Masraf Al Rayan QSC	24,123	235,136
Mazaya Qatar Real Estate Development QSC (a)	13,184	49,956
Medicare Group	1,803	44,258
National Leasing	19,387	89,429
Ooredoo QSC	6,187	163,084
Qatar Electricity & Water Co. QSC	588	34,470
Qatar Insurance Co. SAQ	5,135	125,344
Qatar National Bank SAQ	13,773	589,947
Qatari Investors Group QSC	6,242	86,894
Vodafone Qatar QSC (a)	24,007	71,850

		1,656,035

RUSSIA — 4.1%
Evraz PLC (a)	14,783	30,917
Gazprom PJSC ADR	374,792	1,577,874
LSR Group PJSC GDR	8,928	25,311
Lukoil PJSC ADR	30,561	1,488,015
Magnit PJSC GDR	10,487	437,203
Mail.Ru Group, Ltd. GDR (a)	2,628	46,095
Mechel PJSC ADR (a) (b)	11,254	32,186
MMC Norilsk Nickel PJSC ADR	44,735	714,865
Mobile TeleSystems PJSC ADR	56,929	434,368
Novatek OJSC GDR	5,908	649,880
Novolipetsk Steel PJSC GDR	2,416	31,408
Novorossiysk Commercial Sea Port PJSC GDR	3,759	23,682
Pharmstandard PJSC GDR (a)	278	1,086
Polymetal International PLC	8,147	102,496
Rosneft PJSC GDR	91,625	500,273
Rostelecom PJSC ADR	6,775	50,813
Sberbank of Russia PJSC ADR (c)	23,443	219,848
Sberbank of Russia PJSC ADR (c)	95,158	896,388
Severstal PJSC GDR	34,304	414,049
Sistema PJSC FC GDR	9,906	73,503
Surgutneftegas OJSC ADR	132,358	636,642
Tatneft PJSC ADR (c)	6,594	202,963
Tatneft PJSC ADR (c)	12,997	401,087
TMK PAO GDR	1,907	7,285
TMK PJSC GDR	1,486	5,677
VTB Bank PJSC GDR	150,760	335,592
X5 Retail Group NV GDR (a)	2,747	79,581
Yandex NV Class A (a)	7,568	159,306

		9,578,393

SOUTH AFRICA — 6.9%
Adbee Rf, Ltd. (a)	1,172	2,959
Adcock Ingram Holdings, Ltd. (b)	6,648	22,287
Adcorp Holdings, Ltd.	38,389	39,335
African Bank Investments, Ltd. (a) (f)	183,473	—
African Rainbow Minerals, Ltd.	8,187	49,040
Allied Electronics Corp., Ltd. (a)	45,643	19,085
Anglo American Platinum, Ltd. (a)	2,237	62,864
AngloGold Ashanti, Ltd. (a)	19,711	317,841
ArcelorMittal South Africa, Ltd. (a)	11,816	7,647
Aspen Pharmacare Holdings, Ltd.	19,631	442,550

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Aveng, Ltd. (a)	44,178	$22,135
Barclays Africa Group, Ltd.	26,553	291,574
Barloworld, Ltd.	18,895	114,418
Bid Corp., Ltd.	7,573	142,717
Bidvest Group, Ltd.	27,703	325,516
Coronation Fund Managers, Ltd. (b)	39,914	203,877
Discovery, Ltd. (b)	27,216	223,646
FirstRand, Ltd. (b)	209,525	723,748
Foschini Group, Ltd.	18,162	184,245
Gold Fields, Ltd.	43,951	214,142
Grindrod, Ltd. (b)	74,340	62,278
Group Five, Ltd.	21,125	42,507
Growthpoint Properties, Ltd. REIT (b)	58,858	108,332
Harmony Gold Mining Co., Ltd.	17,797	62,769
Impala Platinum Holdings, Ltd. (a)	31,599	159,704
Imperial Holdings, Ltd.	14,590	177,303
Investec, Ltd.	16,104	98,805
Invicta Holdings, Ltd.	30,133	122,778
Kumba Iron Ore, Ltd. (a) (b)	3,134	28,247
Lewis Group, Ltd. (b)	19,096	56,894
Massmart Holdings, Ltd.	12,431	107,313
Mediclinic International PLC	9,683	116,713
MMI Holdings, Ltd.	70,680	115,134
Mr. Price Group, Ltd.	12,957	142,985
MTN Group, Ltd.	80,037	683,657
Murray & Roberts Holdings, Ltd.	52,918	42,831
Naspers, Ltd. Class N	22,993	3,971,525
Nedbank Group, Ltd. (b)	21,481	347,336
Netcare, Ltd.	166,269	406,627
Northam Platinum, Ltd. (a)	22,236	83,907
PPC, Ltd.	18,215	7,113
PSG Group, Ltd.	18,066	264,002
Rand Merchant Investment Holdings, Ltd.	87,701	264,036
Remgro, Ltd.	34,112	569,457
RMB Holdings, Ltd.	71,484	305,300
Sanlam, Ltd.	112,563	522,245
Sappi, Ltd. (a)	22,447	115,898
Sasol, Ltd.	26,421	722,429
Shoprite Holdings, Ltd.	37,686	524,514
Sibanye Gold, Ltd.	49,828	179,219
Standard Bank Group, Ltd.	72,425	740,880
Sun International, Ltd.	13,144	82,776
Telkom SA SOC, Ltd.	21,277	93,595
Tiger Brands, Ltd.	15,536	429,591
Trans Hex Group, Ltd. (a)	1,997	546
Truworths International, Ltd. (b)	32,104	165,758
Vodacom Group, Ltd.	27,838	312,041
Wilson Bayly Holmes-Ovcon, Ltd.	18,299	205,063
Woolworths Holdings, Ltd.	64,819	364,320
Zambezi Platinum RF, Ltd. Series ZPLP, Preference Shares (a)	5,709	20,339

		16,236,393

TAIWAN — 14.2%
Acer, Inc. (a)	218,701	101,517
Adlink Technology, Inc.	41,665	84,671
Advanced Ceramic X Corp.	4,000	27,947
Advanced Semiconductor Engineering, Inc.	474,184	568,800

Advanced Wireless Semiconductor Co.	13,000	21,151
Advancetek Enterprise Co., Ltd.	212,694	129,942
Advantech Co., Ltd.	5,000	42,909
AGV Products Corp. (a)	396,415	99,403
Airmate Cayman International Co., Ltd. (a)	11,000	9,458
APCB, Inc. (a)	76,000	53,099
Asustek Computer, Inc.	42,340	377,535
AU Optronics Corp. ADR	81,042	295,803
Audix Corp.	51,600	57,122
Bank of Kaohsiung Co., Ltd.	126,390	36,128
Basso Industry Corp.	204,900	650,414
Biostar Microtech International Corp. (a)	153,000	46,614
C Sun Manufacturing, Ltd. (a)	74,000	36,828
Carnival Industrial Corp. (a)	155,000	27,246
Catcher Technology Co., Ltd.	44,000	357,244
Cathay Financial Holding Co., Ltd.	394,541	504,733
Cathay No 1 REIT	106,000	55,628
Center Laboratories, Inc. (a)	50,238	109,466
Chailease Holding Co., Ltd.	41,608	73,803
Champion Building Materials Co., Ltd. (a)	109,000	25,559
Chang Hwa Commercial Bank, Ltd.	625,396	320,225
Chang Wah Electromaterials, Inc.	7,431	34,493
Charoen Pokphand Enterprise	360,060	433,627
Chen Full International Co., Ltd.	12,000	19,945
Cheng Loong Corp.	41,000	14,911
Cheng Shin Rubber Industry Co., Ltd.	29,850	62,756
China Airlines, Ltd.	150,000	44,743
China Chemical & Pharmaceutical Co., Ltd.	118,000	68,326
China Development Financial Holding Corp.	940,945	240,148
China Steel Chemical Corp.	47,595	157,154
China Steel Corp.	608,451	428,986
Chipbond Technology Corp.	27,000	39,537
Chlitina Holding, Ltd.	2,000	10,017
Chong Hong Construction Co., Ltd.	7,717	13,048
Chung Hwa Pulp Corp.	151,794	43,293
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	45,000	42,709
Chunghwa Telecom Co., Ltd.	194,457	685,505
CMC Magnetics Corp. (a)	180,933	22,685
Coland Holdings, Ltd.	11,938	18,167
Compal Electronics, Inc.	391,774	241,847
Coxon Precise Industrial Co., Ltd.	10,000	11,118
CTBC Financial Holding Co., Ltd.	991,081	575,447
Da-Li Development Co., Ltd.	103,536	67,052
Delta Electronics, Inc.	155,167	826,686
Dimerco Express Corp.	206,000	125,852
E.Sun Financial Holding Co., Ltd.	125,800	71,638
Eclat Textile Co., Ltd.	8,681	103,578
Elan Microelectronics Corp.	2,000	2,351
Elite Advanced Laser Corp.	9,600	34,455
Elite Material Co., Ltd.	13,000	35,460
Elite Semiconductor Memory Technology, Inc.	122,750	139,019
Epistar Corp. (a)	46,180	34,916

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Etron Technology, Inc.	12,445	$5,181
Eva Airways Corp.	98,021	44,718
Excelsior Medical Co., Ltd.	33,344	49,677
Far Eastern New Century Corp.	426,850	319,332
Feng TAY Enterprise Co., Ltd.	15,747	69,829
Flytech Technology Co., Ltd.	8,854	30,647
Formosa Chemicals & Fibre Corp.	204,243	549,287
Formosa Plastics Corp.	319,714	793,535
Founding Construction & Development Co., Ltd.	332,677	172,996
Foxconn Technology Co., Ltd.	104,223	305,233
Fubon Financial Holding Co., Ltd.	497,903	735,446
Fullerton Technology Co., Ltd.	38,000	27,883
Fwusow Industry Co., Ltd.	151,627	74,252
Giant Manufacturing Co., Ltd.	33,302	234,794
Grape King Bio, Ltd.	34,664	287,526
Great Wall Enterprise Co., Ltd.	40,300	34,842
HannStar Display Corp. (a)	102,500	22,988
Hermes Microvision, Inc.	3,000	129,684
Himax Technologies, Inc. ADR (b)	3,923	33,699
Hiwin Technologies Corp.	9,361	48,828
Hocheng Corp.	225,000	58,286
Hon Hai Precision Industry Co., Ltd.	795,495	2,004,884
Hong TAI Electric Industrial	145,000	40,523
Hota Industrial Manufacturing Co., Ltd.	9,000	43,786
Hotai Motor Co., Ltd.	33,433	390,908
HTC Corp. (a)	71,198	197,838
Hua Nan Financial Holdings Co., Ltd.	631,984	323,598
Hung Sheng Construction, Ltd.	81,000	43,930
Ibase Technology, Inc.	122,290	288,700
Innolux Corp.	303,820	102,742
Inotera Memories, Inc. (a)	103,000	90,692
Iron Force Industrial Co., Ltd.	6,000	44,983
Janfusun Fancyworld Corp. (a)	454,112	43,172
KEE TAI Properties Co., Ltd.	79,000	27,093
Kenda Rubber Industrial Co., Ltd.	4,766	7,595
Kerry TJ Logistics Co., Ltd.	70,000	94,128
Kindom Construction Corp.	47,000	23,616
Kung Long Batteries Industrial Co., Ltd.	9,000	43,068
Kuoyang Construction Co., Ltd.	48,225	20,924
Kwong Fong Industries Corp.	33,300	25,231
Land Mark Optoelectronics Corp.	2,600	28,699
Largan Precision Co., Ltd.	4,000	482,366
Leofoo Development Co., Ltd.	150,645	42,148
Li Cheng Enterprise Co., Ltd.	7,440	32,399
Lite-On Technology Corp.	205,265	295,336
Long Bon International Co., Ltd. (a)	11,000	6,229
Long Chen Paper Co., Ltd.	963,401	464,097
Makalot Industrial Co., Ltd.	4,139	19,807
MediaTek, Inc.	70,329	537,359
Medigen Biotechnology Corp. (a)	5,248	11,720
Mega Financial Holding Co., Ltd.	454,333	319,601
Merida Industry Co., Ltd.	2,100	9,915
Merry Electronics Co., Ltd.	13,356	52,409
Mosel Vitelic, Inc. (a)	3,758	277
Namchow Chemical Industrial Co., Ltd.	69,000	152,988
Nan Ya Plastics Corp.	314,486	622,039
Nanya Technology Corp.	3,982	4,986
National Petroleum Co., Ltd.	354,003	412,780

Neo Solar Power Corp. (a)	25,938	13,447
New Era Electronics Co., Ltd.	32,000	24,297
Newmax Technology Co., Ltd. (a)	30,185	19,500
Nexcom International Co., Ltd.	87,638	102,888
Novatek Microelectronics Corp.	39,225	138,277
OBI Pharma, Inc. (a)	3,000	37,374
Pacific Hospital Supply Co., Ltd.	29,000	92,425
Pan Jit International, Inc.	9,000	4,493
Parade Technologies, Ltd.	4,000	40,771
PChome Online, Inc.	3,314	39,013
Pegatron Corp.	71,686	184,329
Phytohealth Corp. (a)	9,000	9,245
Pihsiang Machinery Manufacturing Co., Ltd. (a)	32,000	70,645
Portwell, Inc.	33,000	47,112
Pou Chen Corp.	264,462	372,072
Powertech Technology, Inc.	83,285	216,014
Precision Silicon Corp. (a)	909	565
Promate Electronic Co., Ltd.	73,000	74,641
ProMOS Technologies, Inc. (a) (f)	130,950	—
Quanta Computer, Inc.	272,664	568,893
Radiant Opto-Electronics Corp.	14,000	22,734
Sampo Corp.	264,000	148,232
Sesoda Corp.	106,880	88,142
Shih Wei Navigation Co., Ltd. (a)	141,321	42,335
Shin Kong Financial Holding Co., Ltd. (a)	347,663	76,419
Silicon Motion Technology Corp. ADR	1,084	56,140
Siliconware Precision Industries Co., Ltd.	144,473	216,625
Sinbon Electronics Co., Ltd.	91,068	209,472
Sinon Corp.	146,000	71,962
SinoPac Financial Holdings Co., Ltd.	931,273	274,817
Sinphar Pharmaceutical Co., Ltd.	97,524	81,826
Solar Applied Materials Technology Co. (a) (e) .	147,250	41,104
Solartech Energy Corp.	10,041	4,949
Stark Technology, Inc.	69,000	55,362
Supreme Electronics Co., Ltd.	195,818	119,007
Ta Ya Electric Wire & Cable (a)	459,000	76,731
Tainan Enterprises Co., Ltd.	48,000	46,629
Taishin Financial Holding Co., Ltd.	852,938	317,007
Taisun Enterprise Co., Ltd. (a)	187,000	95,751
Taiwan Acceptance Corp.	9,000	20,472
Taiwan Cement Corp.	348,533	396,395
Taiwan Chinsan Electronic Industrial Co., Ltd.	36,000	62,937
Taiwan Cogeneration Corp.	50,000	37,007
Taiwan Fire & Marine Insurance Co., Ltd.	31,000	18,543
Taiwan FU Hsing Industrial Co., Ltd.	41,000	55,002
Taiwan Land Development Corp.	246,750	81,081
Taiwan Mobile Co., Ltd.	4,000	14,356
Taiwan Paiho, Ltd.	51,433	183,774
Taiwan Pulp & Paper Corp. (a)	365,000	118,773
Taiwan Sakura Corp. (a)	118,000	124,417
Taiwan Semiconductor Manufacturing Co., Ltd.	819,500	4,771,299
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,628	906,321

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Taiwan TEA Corp.	122,913	$57,054
Taiwan Union Technology Corp.	153,000	182,553
Taiyen Biotech Co., Ltd.	63,500	60,572
Tatung Co., Ltd. (a)	200,885	49,732
TPK Holding Co., Ltd. (a)	8,000	13,067
Transasia Airways Corp.	305,784	60,385
Tripod Technology Corp.	83,320	185,271
TrueLight Corp. (a)	9,100	18,522
Tung Thih Electronic Co., Ltd.	5,000	70,026
Uni-President Enterprises Corp.	146,993	275,739
United Microelectronics Corp. ADR (b)	296,550	548,618
Unity Opto Technology Co., Ltd.	12,759	6,472
Ve Wong Corp.	71,000	49,718
Visual Photonics Epitaxy Co., Ltd. (a) (e)	142,869	201,230
Wei Chuan Foods Corp. (a)	38,000	21,579
Wei Mon Industry Co., Ltd. (a) (f)	240,450	—
Weikeng Industrial Co., Ltd.	84,526	46,112
Winbond Electronics Corp.	48,000	15,466
Wistron Corp.	192,871	143,367
Zeng Hsing Industrial Co., Ltd.	31,350	161,023
Zenitron Corp.	163,000	88,142

		33,290,213

THAILAND — 3.1%
Advanced Info Service PCL (e)	124,215	573,576
Airports of Thailand PCL (e)	20,000	230,303
Bangkok Dusit Medical Services PCL (e)	57,000	35,861
Bangkok Expressway & Metro PCL (e)	3,706,108	738,013
Bangkok Land PCL (e)	803,800	37,116
Bank of Ayudhya PCL	23,800	24,899
Banpu PCL (e)	301,360	136,547
BEC World PCL (e)	31,000	19,683
Big C Supercenter PCL (e)	300	1,810
BTS Group Holdings PCL (e)	37,500	9,361
Bumrungrad Hospital PCL (e)	8,900	44,821
Central Pattana PCL (e)	59,600	99,333
Central Plaza Hotel PCL (e)	44,100	49,636
CH Karnchang PCL (e)	7,648	6,511
Charoen Pokphand Foods PCL (e)	22,500	20,617
CP ALL PCL (e)	208,100	369,355
Electricity Generating PCL (e)	92,874	532,049
IRPC PCL (e)	1,044,558	147,112
Jasmine International PCL (e)	315,741	65,609
Kasikornbank PCL	66,600	360,390
Krung Thai Bank PCL (e)	51,300	26,057
Land & Houses PCL (e)	77,500	21,696
Minor International PCL (e)	10,228	11,512
Pruksa Real Estate PCL (e)	30,500	21,126
PTT Exploration & Production PCL (e)	131,630	307,706
PTT Global Chemical PCL (e)	25,800	43,745
PTT PCL (e)	66,136	647,045
Quality Houses PCL (e)	281,883	19,850
Sansiri PCL (e)	292,733	14,700
Siam Cement PCL	45,123	674,566
Siam Commercial Bank PCL (e)	133,902	571,933
Siam Future Development PCL (e)	205,313	35,848
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	100,866	51,816
Thai Airways International PCL (a) (e)	72,300	49,243

Thai Beverage PCL	461,300	328,183
Thai Oil PCL (e)	128,695	254,419
Thaicom PCL (e)	46,000	27,481
TICON Industrial Connection PCL (e)	133,980	61,480
Tisco Financial Group PCL NVDR	6,400	9,698
Tisco Financial Group PCL (e)	159,218	241,238
TMB Bank PCL (e)	5,224,517	319,653
Total Access Communication PCL (e)	8,400	7,636
True Corp. PCL (e)	581,710	116,678
TTCL PCL (e)	8,200	4,851
U City PCL (a) (e)	9,558,600	8,276

		7,379,038

TURKEY — 1.4%
Akbank TAS	118,261	316,866
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,421	153,931
Aselsan Elektronik Sanayi Ve Ticaret A/S	7,021	22,017
BIM Birlesik Magazalar A/S	4,632	77,259
Coca-Cola Icecek A/S	532	6,475
Dogan Sirketler Grubu Holding A/S (a)	170,295	45,401
Eregli Demir ve Celik Fabrikalari TAS	174,872	240,684
Haci Omer Sabanci Holding A/S	63,086	195,311
KOC Holding A/S	94,679	406,709
Migros Ticaret A/S (a)	991	6,037
Tupras Turkiye Petrol Rafinerileri A/S	12,928	244,713
Turk Hava Yollari AO (a)	31,057	53,199
Turkcell Iletisim Hizmetleri A/S (a)	54,367	175,927
Turkiye Garanti Bankasi A/S	234,636	621,640
Turkiye Halk Bankasi A/S	12,094	36,757
Turkiye Is Bankasi	147,727	233,846
Turkiye Vakiflar Bankasi TAO Class D	20,647	31,583
Ulker Biskuvi Sanayi A/S	32,649	232,624
Yapi ve Kredi Bankasi A/S (a)	95,036	116,234

		3,217,213

UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	106,651	187,285
Agthia Group PJSC	7,532	12,919
Air Arabia PJSC	246,387	91,230
Ajman Bank PJSC (a)	104,035	42,486
Al Waha Capital PJSC	48,138	25,294
Aldar Properties PJSC	206,704	150,259
Arabtec Holding PJSC (a)	131,352	52,569
Bank of Sharjah (a)	45,667	17,407
DAMAC Properties Dubai Co. PJSC	171,306	107,270
Depa, Ltd. (a) (e)	29,723	10,403
Deyaar Development PJSC (a)	162,443	25,828
DP World, Ltd.	8,440	159,938
Dubai Financial Market PJSC	97,913	34,921
Dubai Investments PJSC	79,282	44,681
Emaar Malls PJSC	52,242	38,687
Emaar Properties PJSC	178,488	345,022
Eshraq Properties Co. PJSC (a)	125,382	28,333
First Gulf Bank PJSC	33,889	108,873
Gulf General Investment Co. (a)	99,068	14,160
Gulf Pharmaceutical Industries PSC	18,529	10,695
Invest bank PSC	14,432	8,644
National Bank of Abu Dhabi PJSC	66,623	166,512
National Central Cooling Co. PJSC	185,774	89,524

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Orascom Construction, Ltd. (a)	846	$4,890
RAK Properties PJSC	189,595	30,971
Ras Al Khaimah Ceramics	17,492	13,811
SHUAA Capital PSC (a)	256,030	61,899
Union National Bank PJSC	39,106	42,588
Union Properties PJSC (a)	73,415	14,891

		1,941,990

UNITED KINGDOM — 0.0% (g)
Tiso Blackstar Group SE	159	98

UNITED STATES — 0.0% (g)
GasLog, Ltd. (b)	1,305	18,988
Southern Copper Corp.	2,080	55,057

		74,045

TOTAL COMMON STOCKS (Cost $258,147,226)		231,785,745

RIGHTS — 0.0% (g)
SOUTH AFRICA — 0.0% (g)
PPC, Ltd. (expiring 11/15/16) (a) (e)	17,767	1,770

THAILAND — 0.0% (g)
Banpu PCL (expiring 10/13/16) (a) (f)	12,176	—

TOTAL RIGHTS (Cost $15,942)		1,770

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (a)	66,712	726
VS Industry Bhd (expiring 1/6/19) (a)	19,500	1,627

		2,353

SOUTH AFRICA — 0.0% (g)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	74

THAILAND — 0.0% (g)
Sansiri PCL (expiring 11/24/17) (a)	75,433	305

TOTAL WARRANTS (Cost $0)		2,732

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (h) (i)	1,745,114	1,745,114
State Street Navigator Securities Lending Prime Portfolio (h) (j)	3,656,112	3,656,112

TOTAL SHORT-TERM INVESTMENTS (Cost $5,401,226)		5,401,226

TOTAL INVESTMENTS — 101.0% (Cost $263,564,394)		237,191,473
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,407,981)

NET ASSETS — 100.0%		$234,783,492

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $5,999,666, representing 2.6% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2016.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
MSCI Taiwan Index Futures	10/28/2016	13	$444,210	$(3,646)

During the period ended September 30, 2016, average notional value related to futures contracts was $776,127 or less than 0.5% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$18,638,697	$—	$—		$18,638,697
Chile	3,695,481	—	—		3,695,481
China	67,921,578	—	—		67,921,578
Colombia	1,439,041	—	—		1,439,041
Czech Republic	677,747	—	—		677,747
Egypt	1,062,606	2,779	—		1,065,385
Greece	418,409	—	—		418,409
Hong Kong	2,915,850	—	0	(a)	2,915,850
Hungary	1,298,894	—	—		1,298,894
India	27,663,659	309	—		27,663,968
Indonesia	7,308,491	5,810	—		7,314,301
Malaysia	6,507,683	151	—		6,507,834
Mexico	9,793,122	—	0	(a)	9,793,122
Netherlands	1,040,039	—	—		1,040,039
Peru	1,745,653	—	—		1,745,653
Philippines	3,991,792	—	—		3,991,792
Poland	2,276,682	7,854	—		2,284,536
Qatar	1,656,035	—	—		1,656,035
Russia	9,578,393	—	—		9,578,393
South Africa	16,236,393	—	0	(a)	16,236,393
Taiwan	33,249,109	41,104	0	(a)	33,290,213
Thailand	1,449,552	5,929,486	—		7,379,038
Turkey	3,217,213	—	—		3,217,213
United Arab Emirates	1,931,587	10,403	—		1,941,990
United Kingdom	98	—	—		98
United States	74,045	—	—		74,045
Rights
South Africa	—	1,770	—		1,770
Thailand	—	—	0	(a)	—
Warrants
Malaysia	2,353	—	—		2,353
South Africa	74	—	—		74
Thailand	305	—	—		305
Short-Term Investments	5,401,226	—	—		5,401,226

TOTAL INVESTMENTS	$231,191,807	$5,999,666	$0		$237,191,473

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(3,685)	—	—		(3,685)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,685)	$—	$—		$(3,685)

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	258,144	$258,144	24,104,697	22,617,727	1,745,114	$1,745,114	$1,494	$—
State Street Navigator Securities Lending Prime Portfolio	12,858,812	12,858,812	38,002,996	47,205,696	3,656,112	3,656,112	107,800	—

TOTAL		$13,116,956				$5,401,226	$109,294	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 16.1%
Banco Bradesco SA Preference Shares	361,961	$3,305,595
BB Seguridade Participacoes SA	302,744	2,784,367
BR Malls Participacoes SA (a)	667,920	2,528,715
BTG Pactual Group	695,852	3,045,698
CCR SA	2,231,438	11,635,058
CETIP SA — Mercados Organizados	99,045	1,307,247
Cia Energetica de Minas Gerais ADR	2,171,450	5,624,055
Grendene SA	112,937	621,200
Itausa — Investimentos Itau SA Preference Shares	1,274,094	3,270,679
Multiplus SA	126,453	1,712,196
Porto Seguro SA	254,522	2,336,164
Smiles SA	463,243	7,695,408
Transmissora Alianca de Energia Eletrica SA	383,377	2,475,722

		48,342,104

CHILE — 1.5%
Aguas Andinas SA Class A	1,606,454	1,029,929
Banco de Chile ADR	19,017	1,279,844
Banco Santander Chile	25,486,985	1,316,685
Itau CorpBanca	114,055,348	1,003,097

		4,629,555

CHINA — 10.2%
Agile Group Holdings, Ltd. (b)	2,975,951	1,692,113
Agricultural Bank of China, Ltd. Class H	5,077,000	2,173,253
Bank of China, Ltd. Class H	4,397,536	2,007,140
China Construction Bank Corp. Class H	3,001,000	2,224,840
China Evergrande Group (b)	2,968,508	2,005,555
China South City Holdings, Ltd. (b)	10,620,000	2,355,147
CIFI Holdings Group Co., Ltd.	3,594,506	1,126,187
Country Garden Holdings Co., Ltd.	4,313,000	2,274,405
Huaneng Power International, Inc. Class H .	10,502,000	6,567,177
Industrial & Commercial Bank of China, Ltd. Class H	3,375,000	2,110,476
Jiangsu Expressway Co., Ltd. Class H	1,582,000	2,186,584
KWG Property Holding, Ltd.	2,365,500	1,552,407
Shenzhen Investment, Ltd.	2,879,716	1,370,065
SOHO China, Ltd. (a)	2,047,000	1,105,852

		30,751,201

CZECH REPUBLIC — 0.5%
Komercni banka A/S	41,030	1,420,211

HONG KONG — 1.4%
Seaspan Corp. (b)	94,990	1,266,217
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	364,000	76,498
Xinyi Glass Holdings, Ltd. (a)	3,172,000	2,866,924

		4,209,639

INDIA — 0.7%
Indiabulls Housing Finance, Ltd.	61,357	762,493
NMDC, Ltd.	754,662	1,199,208

		1,961,701

INDONESIA — 0.6%
Indocement Tunggal Prakarsa Tbk PT	821,000	1,091,438
Media Nusantara Citra Tbk PT	3,667,100	567,584

		1,659,022

MALAYSIA — 1.5%
British American Tobacco Malaysia Bhd	96,900	1,151,412
Malayan Banking Bhd	879,795	1,595,566
Sunway Real Estate Investment Trust	1,346,800	563,406
YTL Corp. Bhd	2,756,200	1,192,987

		4,503,371

MEXICO — 0.4%
Concentradora Fibra Danhos SA de CV REIT	254,966	464,126
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (a)	673,369	825,641

		1,289,767

POLAND — 1.1%
Bank Handlowy w Warszawie SA	23,715	470,973
Energa SA	592,508	1,161,067
Powszechny Zaklad Ubezpieczen SA	285,475	1,818,459

		3,450,499

RUSSIA — 5.7%
Mobile TeleSystems PJSC ADR	1,048,909	8,003,176
Moscow Exchange MICEX-RTS PJSC (a)	938,180	1,889,721
Novolipetsk Steel PJSC GDR	171,479	2,229,227
Surgutneftegas OAO Preference Shares (a) .	9,414,170	4,332,043
Unipro PJSC	11,433,900	525,959

		16,980,126

SOUTH AFRICA — 15.7%
Barclays Africa Group, Ltd.	222,291	2,440,937
Coronation Fund Managers, Ltd. (b)	825,881	4,218,517
Foschini Group, Ltd.	508,623	5,159,742
Growthpoint Properties, Ltd. REIT (b)	1,055,194	1,942,148
Hyprop Investments, Ltd.	244,032	2,144,270
Liberty Holdings, Ltd.	221,044	1,874,444
MMI Holdings, Ltd.	1,428,453	2,326,868
MTN Group, Ltd.	1,165,937	9,959,164
Nedbank Group, Ltd.	143,563	2,321,333
Redefine Properties, Ltd. REIT	3,815,647	3,171,555
Standard Bank Group, Ltd.	236,030	2,414,496
Vodacom Group, Ltd.	813,270	9,116,076

		47,089,550

SOUTH KOREA — 2.9%
SK Telecom Co., Ltd.	41,941	8,606,407

TAIWAN — 28.5%
Asustek Computer, Inc.	509,000	4,538,626
Cheng Shin Rubber Industry Co., Ltd.	1,922,000	4,040,765
China Development Financial Holding Corp.	8,448,000	2,156,099
Far Eastern New Century Corp.	2,596,615	1,942,563
Far EasTone Telecommunications Co., Ltd.	1,742,000	4,112,488

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Fubon Financial Holding Co., Ltd.	1,536,000	$2,268,804
Highwealth Construction Corp.	2,098,000	3,246,176
Innolux Corp.	16,518,000	5,585,835
Inventec Corp.	3,936,000	3,214,548
MediaTek, Inc.	901,000	6,884,226
Mega Financial Holding Co., Ltd.	2,750,019	1,934,502
Micro-Star International Co., Ltd.	1,919,000	4,989,504
Novatek Microelectronics Corp.	1,388,000	4,893,015
Pegatron Corp.	1,823,000	4,687,556
Realtek Semiconductor Corp.	2,228,000	7,321,115
Ruentex Development Co., Ltd. (a)	1,733,217	2,109,465
Ruentex Industries, Ltd.	1,034,000	1,662,554
Siliconware Precision Industries Co., Ltd.	2,355,000	3,531,129
Taiwan Cement Corp.	3,376,000	3,839,607
Taiwan Mobile Co., Ltd.	1,243,200	4,461,885
Transcend Information, Inc.	261,000	761,880
Vanguard International Semiconductor Corp.	1,780,000	3,327,687
Wan Hai Lines, Ltd.	3,339,000	1,693,707
WPG Holdings, Ltd.	1,476,000	1,746,968
Yulon Nissan Motor Co., Ltd.	99,648	661,236

		85,611,940

THAILAND — 5.4%
Advanced Info Service PCL NVDR	1,867,245	8,622,199
Advanced Info Service PCL (c)	30	139
BEC World PCL NVDR	644,300	409,080
BTS Group Holdings PCL NVDR	10,722,009	2,676,634
Krung Thai Bank PCL NVDR	2,860,100	1,452,749
Land & Houses PCL NVDR	5,330,814	1,376,935
Pruksa Real Estate PCL NVDR	1,625,800	1,126,095
TTW PCL NVDR	1,416,932	441,641

		16,105,472

TURKEY — 7.2%
Eregli Demir ve Celik Fabrikalari TAS	7,622,792	10,491,595
Tofas Turk Otomobil Fabrikasi A/S	477,989	3,488,506
Turkcell Iletisim Hizmetleri A/S (a)	2,348,414	7,599,260

		21,579,361

TOTAL COMMON STOCKS (Cost $297,712,682)		298,189,926

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	294,049	$294,049
State Street Navigator Securities Lending Prime Portfolio (d) (f)	5,451,073	5,451,073

TOTAL SHORT-TERM INVESTMENTS (Cost $5,745,122)		5,745,122

TOTAL INVESTMENTS — 101.3% (Cost $303,457,804)		303,935,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(3,892,814)

NET ASSETS — 100.0%		$300,042,234

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $139, representing 0.0% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$48,342,104	$—	$—	$48,342,104
Chile	4,629,555	—	—	4,629,555
China.	30,751,201	—	—	30,751,201
Czech Republic	1,420,211	—	—	1,420,211
Hong Kong	4,209,639	—	—	4,209,639
India	1,961,701	—	—	1,961,701
Indonesia	1,659,022	—	—	1,659,022

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Malaysia	$4,503,371	$—	$—	$4,503,371
Mexico	1,289,767	—	—	1,289,767
Poland	3,450,499	—	—	3,450,499
Russia	16,980,126	—	—	16,980,126
South Africa	47,089,550	—	—	47,089,550
South Korea	8,606,407	—	—	8,606,407
Taiwan	85,611,940	—	—	85,611,940
Thailand	16,105,333	139	—	16,105,472
Turkey	21,579,361	—	—	21,579,361
Short-Term Investments	5,745,122	—	—	5,745,122

TOTAL INVESTMENTS	$303,934,909	$139	$—	$303,935,048

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	55,102,536	54,808,487	294,049	$294,049	$2,099	$—
State Street Navigator Securities Lending Prime Portfolio	17,309,750	17,309,750	111,217,788	123,076,465	5,451,073	5,451,073	208,937	—

TOTAL		$17,309,750				$5,745,122	$211,036	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CYPRUS — 0.1%
Globaltrans Investment PLC GDR	8,804	$41,379

CZECH REPUBLIC — 2.1%
CEZ A/S	15,017	267,675
Komercni banka A/S	8,072	279,404
Moneta Money Bank A/S (a)	32,020	102,005
O2 Czech Republic A/S	4,565	44,368

		693,452

GREECE — 5.1%
Aegean Airlines SA	4,777	32,425
Aegean Marine Petroleum Network, Inc.	3,198	31,980
Alpha Bank AE (a)	136,693	227,351
Athens Water Supply & Sewage Co. SA	4,446	26,731
Costamare, Inc.	2,338	21,369
Diana Shipping, Inc. (a)	7,385	19,349
Ellaktor SA (a)	17,817	25,028
Eurobank Ergasias SA (a)	195,504	111,611
FF Group (a)	3,463	86,007
Fourlis Holdings SA (a)	6,594	28,382
GEK Terna Holding Real Estate Construction SA (a)	12,569	25,849
Grivalia Properties REIC AE	5,571	41,947
Hellenic Exchanges — Athens Stock Exchange SA	6,532	30,097
Hellenic Petroleum SA (a)	8,486	37,669
Hellenic Telecommunications Organization SA .	24,160	211,778
JUMBO SA	9,926	123,819
LAMDA Development SA (a)	4,154	21,381
Metka Industrial — Construction SA	4,025	33,518
Motor Oil Hellas Corinth Refineries SA	7,162	80,487
Mytilineos Holdings SA (a)	11,987	56,039
National Bank of Greece SA (a)	281,968	58,305
OPAP SA	21,359	180,504
Public Power Corp. SA (a)	15,824	47,125
StealthGas, Inc. (a)	883	3,055
Terna Energy SA	8,614	24,975
Titan Cement Co. SA	5,231	123,333
Tsakos Energy Navigation, Ltd.	7,098	34,212

		1,744,326

HUNGARY — 3.8%
Magyar Telekom Telecommunications PLC	72,887	119,262
MOL Hungarian Oil & Gas PLC	6,249	385,595
OTP Bank PLC	19,252	504,020
Richter Gedeon Nyrt	13,724	277,955

		1,286,832

LUXEMBOURG — 0.0% (b)
O’Key Group SA GDR	4,097	7,108

MONACO — 0.0% (b)
Navios Maritime Holdings, Inc. (c)	4,660	5,639

NETHERLANDS — 0.3%
VimpelCom, Ltd. ADR	23,374	81,341

POLAND — 15.6%
Alior Bank SA (a)	8,191	99,323
AmRest Holdings SE (a)	293	18,373

Asseco Poland SA	12,237	178,119
Bank Handlowy w Warszawie SA	3,300	65,537
Bank Millennium SA (a)	60,006	87,955
Bank Pekao SA	15,103	488,129
Bank Zachodni WBK SA	3,096	251,613
Budimex SA	1,039	56,886
CCC SA	2,224	102,851
CD Projekt SA (a)	6,376	66,403
Ciech SA	2,604	45,013
Cyfrowy Polsat SA (a)	16,914	108,272
Enea SA (a)	12,711	28,263
Energa SA	20,087	39,362
Eurocash SA	7,675	85,225
Getin Noble Bank SA (a) (e)	135,577	16,295
Globe Trade Centre SA (a)	39,471	85,081
Grupa Azoty SA	2,643	42,552
Grupa Kety SA	318	32,628
Grupa Lotos SA (a)	8,646	64,269
ING Bank Slaski SA	2,747	106,188
Inter Cars SA	400	30,021
Jastrzebska Spolka Weglowa SA (a)	1,915	26,413
KGHM Polska Miedz SA	15,933	310,138
KRUK SA	1,506	93,649
LPP SA	146	150,091
Lubelski Wegiel Bogdanka SA (a)	1,384	20,561
mBank SA (a)	1,771	158,135
Netia SA	89,117	113,627
Orange Polska SA	90,037	141,148
PGE Polska Grupa Energetyczna SA	77,692	206,037
Polski Koncern Naftowy Orlen SA	32,972	560,051
Polskie Gornictwo Naftowe i Gazownictwo SA .	186,167	245,638
Powszechna Kasa Oszczednosci Bank Polski SA	94,391	643,931
Powszechny Zaklad Ubezpieczen SA	56,707	361,220
Synthos SA (a)	61,723	70,152
Tauron Polska Energia SA (a)	170,653	115,928

		5,315,077

RUSSIA — 54.2%
AK Transneft OAO Preference Shares (a)	174	373,008
Alrosa PAO.	321,292	440,990
Bashneft PAO (a)	2,837	140,542
Bashneft PAO Preference Shares (a)	3,666	108,983
Etalon Group, Ltd. GDR	10,643	29,268
Evraz PLC (a)	49,849	104,254
Gazprom Neft PJSC ADR	4,929	69,696
Gazprom PJSC ADR	624,782	2,630,332
Inter RAO UES PJSC (a)	2,000,000	100,982
Lenta, Ltd. GDR (a)	14,606	118,309
LSR Group PJSC GDR	21,999	62,367
Lukoil PJSC ADR	45,896	2,234,676
Magnit PJSC GDR	23,456	977,881
Mail.Ru Group, Ltd. GDR (a)	10,880	190,835
Mechel PJSC ADR (a)	7,939	22,706
MegaFon PJSC GDR	10,794	103,083
MMC Norilsk Nickel PJSC ADR	66,246	1,058,611
Mobile TeleSystems PJSC ADR	57,245	436,779
Moscow Exchange MICEX-RTS PJSC (a)	138,069	278,104
Novatek OJSC GDR	7,015	771,650

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Novolipetsk Steel PJSC GDR	9,715	$126,295
PhosAgro PJSC GDR	9,769	126,020
PIK Group PJSC GDR (a)	39,362	178,507
Polymetal International PLC	24,375	306,657
QIWI PLC ADR (c)	3,161	46,277
Ros Agro PLC GDR	2,267	30,151
Rosneft PJSC GDR	103,568	565,481
Rostelecom PJSC ADR (d)	6,783	50,873
Rostelecom PJSC ADR (d)	15,449	115,713
RusHydro PJSC ADR (d)	93,589	115,114
RusHydro PJSC ADR (d)	5,150	6,129
Sberbank of Russia PJSC (a)	817,390	1,888,053
Sberbank of Russia PJSC ADR	80,473	754,676
Sberbank of Russia PJSC Preference Shares	141,689	239,216
Severstal PJSC GDR	16,181	195,305
Sistema PJSC FC GDR	19,803	146,938
Surgutneftegas OAO Preference Shares (a)	864,285	397,711
Surgutneftegas OJSC ADR	93,430	449,398
Tatneft PJSC ADR (d)	23,210	716,261
Tatneft PJSC ADR (d)	1,672	51,464
TCS Group Holding PLC GDR	8,427	61,517
TMK PJSC GDR	4,968	18,978
Unipro PJSC	1,001,977	46,091
United Co. RUSAL PLC	119,819	38,158
Urakali PJSC (a)	44,705	126,373
VTB Bank PJSC GDR	259,351	577,315
X5 Retail Group NV GDR (a)	11,217	324,957
Yandex NV Class A (a)	22,723	478,319

		18,431,003

TURKEY — 18.1%
Akbank TAS	232,137	621,982
Anadolu Efes Biracilik Ve Malt Sanayii A/S	26,081	157,927
Arcelik A/S.	27,604	194,287
Aselsan Elektronik Sanayi Ve Ticaret A/S	14,590	45,753
BIM Birlesik Magazalar A/S	20,867	348,050
Coca-Cola Icecek A/S	5,214	63,457
Dogan Sirketler Grubu Holding A/S (a)	204,313	54,471
Dogus Otomotiv Servis ve Ticaret A/S	22,467	75,247
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	218,860	221,726
Enka Insaat ve Sanayi A/S	128,893	188,570
Eregli Demir ve Celik Fabrikalari TAS	213,382	293,687
Ford Otomotiv Sanayi A/S	7,528	79,427
Haci Omer Sabanci Holding A/S	132,203	409,293
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	86,767	36,723
KOC Holding A/S	97,107	417,139
Kombassan Holdings A/S (a)	12,274	6,626
Koza Altin Isletmeleri A/S (a)	3,028	17,084
Petkim Petrokimya Holding A/S	64,194	97,338
TAV Havalimanlari Holding A/S	11,886	48,999
Tekfen Holding A/S	21,779	56,032
Tofas Turk Otomobil Fabrikasi A/S	12,623	92,126
Tupras Turkiye Petrol Rafinerileri A/S	14,750	279,202
Turk Hava Yollari AO (a)	118,865	203,608
Turk Telekomunikasyon A/S	31,790	60,069

Turk Traktor ve Ziraat Makineleri A/S	1,309	35,531
Turkcell Iletisim Hizmetleri A/S (a)	95,308	308,408
Turkiye Garanti Bankasi A/S	245,240	649,734
Turkiye Halk Bankasi A/S	61,286	186,266
Turkiye Is Bankasi	155,531	246,200
Turkiye Sinai Kalkinma Bankasi A/S	92,434	40,970
Turkiye Sise ve Cam Fabrikalari A/S	73,340	77,722
Turkiye Vakiflar Bankasi TAO Class D	106,210	162,463
Ulker Biskuvi Sanayi A/S	17,504	124,716
Vestel Elektronik Sanayi ve Ticaret A/S (a)	24,259	53,600
Yapi ve Kredi Bankasi A/S (a)	113,971	139,392
Yazicilar Holding A/S Class A	10,298	44,649

		6,138,474

UNITED STATES — 0.5%
GasLog, Ltd. (c)	3,740	54,417
Luxoft Holding, Inc. (a)	1,962	103,692
Navios Maritime Acquisition Corp.	6,801	9,181

		167,290

TOTAL COMMON STOCKS (Cost $63,627,233)		33,911,921

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	470	470
State Street Navigator Securities Lending Prime Portfolio (g) (h)	79,890	79,890

TOTAL SHORT-TERM INVESTMENTS (Cost $80,360)		80,360

TOTAL INVESTMENTS — 100.0% (Cost $63,707,593)		33,992,281
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(3,436)

NET ASSETS — 100.0%		$33,988,845

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2016.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $16,295, representing 0.0% of net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIC = Real Estate Investment Company

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Cyprus	$41,379	$—	$—	$41,379
Czech Republic	693,452	—	—	693,452
Greece	1,744,326	—	—	1,744,326
Hungary	1,286,832	—	—	1,286,832
Luxembourg.	7,108	—	—	7,108
Monaco	5,639	—	—	5,639
Netherlands	81,341	—	—	81,341
Poland	5,298,782	16,295	—	5,315,077
Russia	18,431,003	—	—	18,431,003
Turkey	6,138,474	—	—	6,138,474
United States	167,290	—	—	167,290
Short-Term Investments	80,360	—	—	80,360

TOTAL INVESTMENTS	$33,975,986	$16,295	$—	$33,992,281

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	5,505,749	5,505,279	470	$470	$261	$—
State Street Navigator Securities Lending Prime Portfolio	47,805	47,805	3,934,611	3,902,526	79,890	79,890	2,299	—

TOTAL		$47,805				$80,360	$2,560	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 54.0%
AES Tiete Energia SA	14,574	$71,819
Alpargatas SA Preference Shares	2,484	7,386
Ambev SA ADR	184,219	1,121,894
Arezzo Industria e Comercio SA	3,031	24,425
B2W Cia Digital (a)	6,208	30,478
Banco Bradesco SA	21,802	190,248
Banco Bradesco SA Preference Shares ADR	127,927	1,160,298
Banco do Brasil SA	29,417	206,445
Banco do Brasil SA ADR	16,728	116,929
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	7,500	24,147
Banco Santander Brasil SA ADR (b)	18,724	125,451
BB Seguridade Participacoes SA	27,875	256,369
BM&FBovespa SA	74,207	383,957
BR Malls Participacoes SA (a)	20,901	79,130
BR Properties SA.	2,370	6,237
Bradespar SA Preference Shares	15,411	46,297
Braskem SA Preference Shares ADR (b)	4,402	67,703
BRF SA	10,368	176,542
BRF SA ADR	19,404	331,032
BTG Pactual Group	11,685	51,146
CCR SA	43,193	225,215
Centrais Eletricas Brasileiras SA (a)	2,373	14,068
Centrais Eletricas Brasileiras SA ADR (a)	17,266	101,524
Centrais Eletricas Brasileiras SA Class B,
Preference Shares (a)	4,300	31,593
CETIP SA — Mercados Organizados	10,120	133,569
Cia Brasileira de Distribuicao ADR	7,514	123,154
Cia de Saneamento Basico do Estado de Sao Paulo	22,177	206,080
Cia de Saneamento de Minas Gerais-COPASA .	3,982	40,067
Cia de Transmissao de Energia Eletrica Paulista
Preference Shares	1,628	33,073
Cia Energetica de Minas Gerais ADR	41,366	107,138
Cia Energetica de Sao Paulo Class B, Preference Shares	15,268	69,083
Cia Hering	6,165	34,119
Cia Paranaense de Energia Preference Shares	8,355	86,486
Cia Siderurgica Nacional SA ADR (a)	30,713	84,768
Cielo SA	38,744	387,696
Cosan Logistica SA (a)	3,423	4,657
Cosan SA Industria e Comercio	9,898	114,888
Cosan, Ltd.	6,933	49,722
CPFL Energia SA ADR (b)	13,839	204,817
CVC Brasil Operadora e Agencia de Viagens SA	3,623	26,820
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,741	65,309
Dimed SA Distribuidora da Medicamentos	100	15,112
Duratex SA.	31,100	82,324
EDP — Energias do Brasil SA	3,936	17,421
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	2,736	8,935
Embraer SA	29,559	127,467

Engie Brasil Energia SA	8,384	99,770
Equatorial Energia SA	7,173	111,099
Estacio Participacoes SA	12,939	70,931
Fibria Celulose SA ADR (b)	10,644	75,253
Fleury SA	2,308	27,244
Gafisa SA	14,598	11,188
Gerdau SA ADR (b)	28,581	77,740
Gerdau SA Preference Shares	5,560	15,163
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	9,475	18,198
GP Investments, Ltd. (a)	5,113	10,780
Hypermarcas SA	15,071	129,285
Iguatemi Empresa de Shopping Centers SA	2,900	26,511
Itau Unibanco Holding SA Preference Shares ADR	138,281	1,512,794
Itausa — Investimentos Itau SA	42,474	107,988
Itausa — Investimentos Itau SA Preference Shares	162,381	416,842
JBS SA	33,163	120,654
Kepler Weber SA	3,580	22,193
Klabin SA	25,576	134,144
Kroton Educacional SA	61,041	277,882
Linx SA	6,489	38,748
Localiza Rent a Car SA	6,268	76,516
Lojas Americanas SA Preference Shares	32,753	203,544
Lojas Renner SA	35,994	271,103
M Dias Branco SA	1,866	76,332
Marcopolo SA Preference Shares (a)	26,200	25,242
Marfrig Global Foods SA (a)	7,353	11,814
Metalurgica Gerdau SA Preference Shares	32,970	34,808
Minerva SA (a)	2,561	7,567
MRV Engenharia e Participacoes SA	12,340	45,351
Multiplan Empreendimentos Imobiliarios SA	3,826	74,427
Multiplus SA	1,026	13,892
Natura Cosmeticos SA	10,292	98,933
Odontoprev SA	11,243	44,746
Oi SA (a)	24	27
Oi SA ADR (a) (b)	231	209
Ouro Fino Saude Animal Participacoes SA	1,044	12,783
Petroleo Brasileiro SA ADR (a)	53,881	502,710
Petroleo Brasileiro SA Preference Shares ADR (a)	94,655	786,583
Porto Seguro SA	3,848	35,319
Prumo Logistica SA (a)	5,363	11,506
Prumo Logistica SA, Depository Receipt (a)	2,422	5,144
Qualicorp SA	6,815	40,233
Raia Drogasil SA	8,674	176,959
Rumo Logistica Operadora Multimodal SA (a)	8,128	15,811
Sao Martinho SA	1,540	27,801
Smiles SA	2,934	48,740
Sul America SA	5,557	27,761
Suzano Papel e Celulose SA Class A, Preference Shares	20,252	65,266
Telefonica Brasil SA Preference Shares	20,019	289,300
Tim Participacoes SA	10,552	25,659
Tim Participacoes SA ADR	6,865	84,028

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

TOTVS SA.	6,406	$59,902
Transmissora Alianca de Energia Eletrica SA	4,959	32,024
Ultrapar Participacoes SA ADR	20,379	446,096
Usinas Siderurgicas de Minas Gerais SA ADR (b)	20,678	22,953
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares (a)	9,212	10,009
Vale SA ADR	47,907	263,488
Vale SA Preference Shares ADR	94,356	444,417
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,026	9,629
WEG SA	25,092	136,394

		14,742,471

CHILE — 10.1%
Aguas Andinas SA Class A	24,365	15,621
AntarChile SA.	11,127	107,249
Banco de Chile ADR	2,682	180,499
Banco de Credito e Inversiones	4,791	216,461
Banco Santander Chile ADR	3,073	63,580
Banmedica SA	11,902	24,925
CAP SA.	7,675	41,740
Cencosud SA	72,958	218,727
Cia Cervecerias Unidas SA	5,130	51,735
Coca-Cola Embonor SA Class B, Preference Shares	5,682	12,934
Colbun SA	70,804	14,086
Embotelladora Andina SA Class B, Preference Shares	13,372	51,117
Embotelladora Andina SA Preference Shares	3,252	11,351
Empresa Nacional de Electricidad SA ADR	7,193	142,709
Empresa Nacional de Telecomunicaciones SA (a)	954	9,311
Empresas CMPC SA	83,933	166,742
Empresas COPEC SA	30,771	287,213
Endesa Americas SA ADR (c)	7,193	98,544
Enersis Americas SA ADR (c)	21,715	177,846
Enersis Chile SA ADR	21,715	103,146
Engie Energia Chile SA	3,392	5,330
Forus SA	2,826	10,508
Grupo Security SA	56,327	18,854
Inversiones Aguas Metropolitanas SA	6,124	10,932
Latam Airlines Group SA ADR (a) (b)	17,483	141,962
Parque Arauco SA	4,823	10,881
Ripley Corp. SA	43,405	26,655
SACI Falabella	53,151	388,951
Sigdo Koppers SA	8,526	10,908
Sociedad Matriz SAAM SA	69,198	5,776
Sociedad Quimica y Minera de Chile SA ADR .	3,293	88,582
SONDA SA	15,970	30,878
Vina Concha y Toro SA	12,770	22,288

		2,768,041

COLOMBIA — 5.0%
Almacenes Exito SA	10,127	51,690
Banco Davivienda SA Preference Shares	5,826	59,676
Banco de Bogota SA	3,497	76,011

Bancolombia SA	10,237	92,773
Bancolombia SA ADR	5,826	227,447
Celsia SA ESP.	10,626	14,574
Cementos Argos SA	13,309	53,051
Cemex Latam Holdings SA (a)	5,479	20,851
Corp. Financiera Colombiana SA	4,120	54,161
Ecopetrol SA ADR (a) (b)	9,313	81,582
Empresa de Energia de Bogota SA ESP	88,125	57,373
Empresa de Telecomunicaciones de Bogota	50,202	10,215
Grupo Argos SA	14,920	96,462
Grupo Argos SA Preference Shares	4,526	28,005
Grupo Aval Acciones y Valores SA Preference Shares	217,409	95,116
Grupo de Inversiones Suramericana SA	10,867	141,950
Grupo de Inversiones Suramericana SA
Preference Shares	3,491	45,213
Grupo Nutresa SA	12,223	107,545
Interconexion Electrica SA ESP	15,515	52,525
Odinsa SA (a)	750	2,344

		1,368,564

LUXEMBOURG — 0.1%
Ternium SA ADR.	1,436	28,189

MEXICO — 26.6%
Alfa SAB de CV Class A Class A	171,023	267,402
Alsea SAB de CV	19,335	65,717
America Movil SAB de CV Series L	1,086,470	621,449
Arca Continental SAB de CV	13,445	80,148
Asesor de Activos Prisma SAPI de CV (a)	17,784	10,972
Axtel SAB de CV (a) (b)	42,321	9,753
Banregio Grupo Financiero SAB de CV	1,735	9,954
Bolsa Mexicana de Valores SAB de CV (b)	5,585	8,914
Cemex SAB de CV (a) (b)	601,202	477,147
Coca-Cola Femsa SAB de CV Series L	20,454	153,932
Concentradora Fibra Danhos SA de CV REIT	32,836	59,773
Concentradora Fibra Hotelera Mexicana SA de CV	17,442	11,653
Concentradora Hipotecaria SAPI de CV REIT .	22,787	31,708
Consorcio ARA SAB de CV Series	12,905	4,568
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	28,738	50,130
Corp. Inmobiliaria Vesta SAB de CV	10,772	14,889
El Puertode Liverpool SAB de CV Series C1 (b)	12,600	132,318
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	14,877	12,238
Fibra Uno Administracion SA de CV REIT	84,909	155,397
Fomento Economico Mexicano SAB de CV	92,125	850,872
Genomma Lab Internacional SAB de CV Class B (a) (b)	33,979	35,606
Gentera SAB de CV	30,361	54,750
Gruma SAB de CV Class B	10,843	142,833
Grupo Aeromexico SAB de CV (a) (b)	18,057	33,150

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Grupo Aeroportuario del Centro Norte SAB de CV	5,557	$32,828
Grupo Aeroportuario del Pacifico SAB de CV Class B	13,407	127,541
Grupo Aeroportuario del Sureste SAB de CV Class B	15,293	224,628
Grupo Bimbo SAB de CV Series A	48,209	127,313
Grupo Carso SAB de CV Series A1	26,392	105,658
Grupo Comercial Chedraui SA de CV	3,163	6,926
Grupo Elektra SAB de CV (b)	3,103	40,256
Grupo Financiero Banorte SAB de CV Series O	113,694	597,329
Grupo Financiero Inbursa SAB de CV Series O (b)	136,939	216,515
Grupo Financiero Santander Mexico SAB de CV Class B	61,361	107,925
Grupo GICSA SA de CV (a)	38,046	24,691
Grupo Herdez SAB de CV (b)	7,353	16,018
Grupo Industrial Maseca SAB de CV Class B	6,327	7,225
Grupo Lala SAB de CV	11,179	21,332
Grupo Mexico SAB de CV Series B	156,329	382,715
Grupo Rotoplas SAB de CV (b)	2,801	4,814
Grupo Televisa SAB ADR	713	18,317
Grupo Televisa SAB Series CPO	88,922	457,762
Hoteles City Express SAB de CV (a)	13,081	12,328
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	43,194	58,028
Industrias Bachoco SAB de CV Series B	2,394	10,025
Industrias Penoles SAB de CV	4,356	104,903
Infraestructura Energetica Nova SAB de CV (b)	3,452	13,520
Kimberly-Clark de Mexico SAB de CV Class A	85,344	193,411
La Comer SAB de CV (a) (b)	17,884	16,393
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (a)	14,790	18,135
Medica Sur SAB de CV Series B	6,412	14,246
Megacable Holdings SAB de CV	8,945	34,350
Mexichem SAB de CV (b)	37,903	84,997
Minera Frisco SAB de CV (a)	31,399	21,935
Nemak SAB de CV (b) (d)	76,861	85,068
OHL Mexico SAB de CV (a)	20,308	26,988
PLA Administradora Industrial S de RL de CV (a)	15,556	25,801
Prologis Property Mexico SA de CV REIT	3,101	5,089
Promotora y Operadora de Infraestructura SAB de CV	11,260	121,045
Telesites SAB de CV (a)	48,466	27,321
TV Azteca SAB de CV (b)	162,952	26,185
Unifin Financiera SAPI de CV SOFOM ENR	3,848	11,633
Urbi Desarrollos Urbanos SAB de CV (a) (b) (e) .	86,307	—
Vitro SAB de CV Series A	8,990	28,647
Wal-Mart de Mexico SAB de CV	233,716	514,203

		7,269,317

PERU — 4.0%
Alicorp SAA.	33,725	72,579
Cementos Pacasmayo SAA	4,032	7,612
Cia de Minas Buenaventura SAA ADR (a)	8,519	117,903
Cia Minera Milpo SAA	47,655	38,057
Credicorp, Ltd.	2,878	438,089
Ferreycorp SAA	28,877	13,989
Grana y Montero SAA	12,703	20,737
InRetail Peru Corp. (a) (d)	2,515	46,024
Intercorp Financial Services, Inc. Series INC	1,865	59,587
Southern Copper Corp. (b)	8,983	236,253
Volcan Cia Minera SAA Class B	152,696	27,795

		1,078,625

TOTAL COMMON STOCKS (Cost $46,856,940)		27,255,207

SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	45,840	45,840
State Street Navigator Securities Lending Prime Portfolio (f) (h)	1,152,332	1,152,332

TOTAL SHORT-TERM INVESTMENTS (Cost $1,198,172)		1,198,172

TOTAL INVESTMENTS — 104.2% (Cost $48,055,112)		28,453,379
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(1,139,301)

NET ASSETS — 100.0%		$27,314,078

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$14,742,471	$—	$—		$14,742,471
Chile	2,768,041	—	—		2,768,041
Colombia	1,368,564	—	—		1,368,564
Luxembourg.	28,189	—	—		28,189
Mexico	7,269,317	—	0	(a)	7,269,317
Peru	1,078,625	—	—		1,078,625
Short-Term Investments	1,198,172	—	—		1,198,172

TOTAL INVESTMENTS	$28,453,379	$—	$0		$28,453,379

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	31,061	$31,061	1,210,455	1,195,676	45,840	$45,840	$193	$—
State Street Navigator Securities Lending Prime Portfolio	1,984,900	1,984,900	19,818,701	20,651,269	1,152,332	1,152,332	24,864	—

TOTAL		$2,015,961				$1,198,172	$25,057	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.7%
EGYPT — 3.4%
Arab Cotton Ginning (a)	20,497	$6,255
Commercial International Bank Egypt SAE	85,459	462,906
Eastern Tobacco	2,042	47,679
Egypt Kuwait Holding Co. SAE	83,421	36,705
Egyptian Financial Group-Hermes Holding Co. (a)	48,426	68,004
ElSewedy Electric Co.	10,937	63,061
Ezz Steel (a)	20,799	16,653
Global Telecom Holding SAE GDR (a)	40,547	78,661
Juhayna Food Industries	55,409	25,708
Palm Hills Developments SAE	93,216	24,774
Sidi Kerir Petrochemicals Co.	32,159	44,798
Six of October Development & Investment (a)	33,784	46,187
Talaat Moustafa Group	108,031	65,695
Telecom Egypt Co.	52,447	52,565

		1,039,651

NETHERLANDS — 4.3%
Steinhoff International Holdings NV	227,492	1,299,482

QATAR — 9.3%
Aamal Co. (a)	11,933	48,459
Al Khalij Commercial Bank PQSC	6,995	32,862
Al Meera Consumer Goods Co. QSC	540	30,395
Barwa Real Estate Co.	7,568	70,340
Commercial Bank QSC	11,604	122,986
Doha Bank QSC.	7,245	74,002
Gulf International Services QSC	3,614	34,334
Industries Qatar QSC	9,096	269,733
Mannai Corp. QSC	267	6,019
Masraf Al Rayan QSC	25,985	253,286
Medicare Group	546	13,403
Ooredoo QSC	8,787	231,618
Qatar Electricity & Water Co. QSC	2,140	125,450
Qatar First Bank (a)	8,322	24,769
Qatar Gas Transport Co., Ltd.	15,424	99,947
Qatar Industrial Manufacturing Co. QSC	2,142	24,702
Qatar Insurance Co. SAQ	7,969	194,521
Qatar International Islamic Bank QSC	2,944	52,057
Qatar Islamic Bank SAQ	4,595	132,475
Qatar National Bank SAQ	14,855	636,293
Qatar National Cement Co. QSC	1,155	27,559
Qatar Navigation QSC	3,241	80,002
Qatari Investors Group QSC	2,899	40,357
Salam International Investment, Ltd. QSC	4,975	15,217
United Development Co. QSC	11,381	63,749
Vodafone Qatar QSC (a)	31,342	93,802

		2,798,337

SOUTH AFRICA — 71.6%
Adcock Ingram Holdings, Ltd. (b)	11,596	38,875
Adcorp Holdings, Ltd.	5,759	5,901
Advtech, Ltd.	30,827	37,101
AECI, Ltd.	9,641	72,774
African Bank Investments, Ltd. (a) (c)	258,160	—
African Oxygen, Ltd. (b)	10,592	15,790
African Rainbow Minerals, Ltd.	9,789	58,636
Afrimat, Ltd.	15,198	29,277

Alexander Forbes Group Holdings, Ltd.	43,833	20,560
Allied Electronics Corp., Ltd. (a)	21,786	9,110
Anglo American Platinum, Ltd. (a)	5,273	148,183
AngloGold Ashanti, Ltd. (a)	28,084	452,857
ArcelorMittal South Africa, Ltd. (a)	21,870	14,155
Arrowhead Properties, Ltd. Class A	48,826	30,713
Ascendis Health, Ltd.	20,575	42,104
Aspen Pharmacare Holdings, Ltd.	20,660	465,747
Assore, Ltd.	3,013	32,533
Astral Foods, Ltd. (b)	4,298	36,803
Attacq, Ltd. (a)	52,451	65,758
Aveng, Ltd. (a)	39,681	19,882
AVI, Ltd.	20,286	138,596
Balwin Properties, Ltd. (a)	19,532	11,079
Barclays Africa Group, Ltd.	22,770	250,033
Barloworld, Ltd.	14,919	90,341
Bid Corp., Ltd.	19,988	376,685
Bidvest Group, Ltd.	19,988	234,863
Blue Label Telecoms, Ltd.	25,675	35,475
Brait SE (a)	19,934	160,153
Capevin Holdings, Ltd.	32,914	23,576
Capitec Bank Holdings, Ltd. (b)	4,215	196,898
Cashbuild, Ltd.	1,406	43,147
City Lodge Hotels, Ltd.	2,634	29,688
Clicks Group, Ltd.	16,273	150,444
Clover Industries, Ltd.	10,746	15,395
Consolidated Infrastructure Group, Ltd. (a)	2,902	5,443
Coronation Fund Managers, Ltd. (b)	21,767	111,184
Curro Holdings, Ltd. (a)	9,083	29,195
DataTec, Ltd.	14,530	51,247
Delta Property Fund, Ltd. REIT	22,743	12,156
Discovery, Ltd. (b)	28,200	231,732
Distell Group, Ltd.	2,512	30,801
Emira Property Fund, Ltd.	22,713	24,197
EOH Holdings, Ltd.	6,918	84,347
Exxaro Resources, Ltd. (b)	10,583	65,116
Famous Brands, Ltd.	4,398	52,771
FirstRand, Ltd. (b)	231,392	799,282
Foschini Group, Ltd.	13,520	137,154
Gold Fields, Ltd.	51,244	249,675
Grindrod, Ltd. (b)	50,072	41,947
Group Five, Ltd.	10,925	21,983
Growthpoint Properties, Ltd. REIT (b)	165,214	304,086
Harmony Gold Mining Co., Ltd.	27,633	97,460
Hosken Consolidated Investments, Ltd.	4,627	42,696
Hudaco Industries, Ltd.	2,479	18,514
Hyprop Investments, Ltd.	13,856	121,750
Impala Platinum Holdings, Ltd. (a)	42,780	216,214
Imperial Holdings, Ltd.	13,259	161,128
Investec, Ltd.	17,527	107,536
Invicta Holdings, Ltd.	1,412	5,753
Italtile, Ltd.	20,548	21,652
JSE, Ltd.	5,935	69,056
KAP Industrial Holdings, Ltd.	51,931	28,248
Kumba Iron Ore, Ltd. (a) (b)	4,509	40,640
Lewis Group, Ltd. (b)	8,844	26,349
Liberty Holdings, Ltd.	7,109	60,284
Life Healthcare Group Holdings, Ltd.	72,753	200,357
Massmart Holdings, Ltd.	6,516	56,250

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Mediclinic International PLC	24,105	$290,548
Metair Investments, Ltd.	3,314	4,820
MMI Holdings, Ltd.	63,492	103,425
Mondi, Ltd.	8,743	183,472
Mpact, Ltd.	14,114	34,086
Mr. Price Group, Ltd.	16,964	187,204
MTN Group, Ltd.	108,577	927,440
Murray & Roberts Holdings, Ltd.	42,276	34,217
Nampak, Ltd.	40,145	56,753
Naspers, Ltd. Class N	30,800	5,320,009
Nedbank Group, Ltd.	13,495	218,207
Netcare, Ltd.	111,187	271,918
Northam Platinum, Ltd. (a)	22,455	84,733
Oceana Group, Ltd.	3,178	26,351
Octodec Investments, Ltd.	7,199	11,758
Omnia Holdings, Ltd.	4,962	60,989
Peregrine Holdings, Ltd.	5,077	10,556
Pick n Pay Stores, Ltd. (b)	24,729	123,328
Pioneer Foods Group, Ltd.	9,093	114,971
PPC, Ltd.	38,575	15,064
PSG Group, Ltd.	5,305	77,523
Rand Merchant Investment Holdings, Ltd.	55,497	167,081
Raubex Group, Ltd.	13,518	24,124
Redefine Properties, Ltd. REIT	314,207	261,168
Remgro, Ltd.	31,657	528,474
Resilient REIT, Ltd.	24,698	205,900
Reunert, Ltd.	11,425	50,764
Rhodes Food Group Pty, Ltd.	4,827	9,688
RMB Holdings, Ltd.	55,822	238,409
Royal Bafokeng Platinum, Ltd. (a)	1,681	6,266
SA Corporate Real Estate Fund Nominees Pty, Ltd.	111,118	44,039
Sanlam, Ltd.	111,870	519,030
Santam, Ltd.	991	16,143
Sappi, Ltd. (a)	36,101	186,395
Sasol, Ltd.	35,925	982,296
Shoprite Holdings, Ltd.	26,730	372,028
Sibanye Gold, Ltd.	44,387	159,650
SPAR Group, Ltd.	11,145	155,789
Standard Bank Group, Ltd.	84,749	866,950
Sun International, Ltd.	8,257	51,999
Super Group, Ltd. (a)	13,760	42,497
Telkom SA SOC, Ltd.	21,697	95,442
Tiger Brands, Ltd.	12,893	356,508
Tongaat Hulett, Ltd.	8,851	75,983
Transaction Capital, Ltd.	11,500	10,663
Trencor, Ltd.	9,543	23,387
Truworths International, Ltd. (b)	34,188	176,518
Tsogo Sun Holdings, Ltd.	29,924	67,764
Vodacom Group, Ltd.	35,781	401,075
Vukile Property Fund, Ltd. REIT	18,923	25,733
Wilson Bayly Holmes-Ovcon, Ltd.	3,334	37,362
Woolworths Holdings, Ltd.	57,869	325,257
Zeder Investments, Ltd.	38,275	20,374

		21,541,463

UNITED ARAB EMIRATES — 11.0%
Abu Dhabi Commercial Bank PJSC	129,751	227,850
Agthia Group PJSC.	12,016	20,610
Air Arabia PJSC	177,883	65,865

Ajman Bank PJSC (a)	31,498	12,863
Al Waha Capital PJSC	74,120	38,947
Aldar Properties PJSC	244,657	177,848
Arabtec Holding PJSC (a)	175,915	70,404
Bank of Sharjah (a)	21,577	8,224
DAMAC Properties Dubai Co. PJSC	117,728	73,720
Dana Gas PJSC (a)	265,336	39,009
Deyaar Development PJSC (a)	112,263	17,850
DP World, Ltd.	11,985	227,116
Dubai Financial Market PJSC	124,465	44,391
Dubai Investments PJSC	110,256	62,137
Dubai Islamic Bank PJSC	96,113	141,827
Dubai Parks & Resorts PJSC (a)	213,989	92,051
Emaar Malls PJSC	146,779	108,696
Emaar Properties PJSC	253,305	489,645
Emirates Telecommunications Group Co. PJSC	121,035	659,052
Eshraq Properties Co. PJSC (a)	88,540	20,008
First Gulf Bank PJSC	81,228	260,956
National Bank of Abu Dhabi PJSC	94,038	235,031
National Bank of Ras Al-Khaimah PSC	43,496	65,013
Orascom Construction, Ltd. (a)	2,551	14,745
RAK Properties PJSC	76,164	12,442
Ras Al Khaimah Ceramics	28,686	22,649
Union National Bank PJSC	85,614	93,236
Union Properties PJSC (a)	77,169	15,652

		3,317,837

UNITED KINGDOM — 0.1%
Pan African Resources PLC	68,312	18,629

TOTAL COMMON STOCKS (Cost $37,765,070)		30,015,399

WARRANTS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (b) (Cost $0)	888	197

RIGHTS — 0.0%(e)
SOUTH AFRICA — 0.0% (e)
PPC, Ltd. (expiring 11/15/16) (a) (d) (Cost $59,349)	46,258	4,609

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	52,544	52,544
State Street Navigator Securities Lending Prime Portfolio (f) (h)	846,193	846,193

TOTAL SHORT-TERM INVESTMENTS (Cost $898,737)		898,737

TOTAL INVESTMENTS — 102.7% (Cost $38,723,156)		30,918,942
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(816,589)

NET ASSETS — 100.0%		$30,102,353

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of security is $4,609, representing 0.0% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	Investment of cash collateral for securities loaned.

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Egypt	$1,039,651	$—	$—		$1,039,651
Netherlands	1,299,482	—	—		1,299,482
Qatar	2,798,337	—	—		2,798,337
South Africa	21,541,463	—	0	(a)	21,541,463
United Arab Emirates	3,317,837	—	—		3,317,837
United Kingdom.	18,629	—	—		18,629
Warrants
South Africa	197	—	—		197
Rights
South Africa	—	4,609	—		4,609
Short-Term Investments	898,737	—	—		898,737

TOTAL INVESTMENTS	$30,914,333	$4,609	$0		$30,918,942

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	149,623	$149,623	2,776,858	2,873,937	52,544	$52,544	$110	$—
State Street Navigator Securities Lending Prime Portfolio	4,837,997	4,837,997	15,624,587	19,616,391	846,193	846,193	9,704	—

TOTAL		$4,987,620				$898,737	$9,814	$—

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.0%
Abacus Property Group	9,949	$22,003
AGL Energy, Ltd.	24,569	358,167
Alumina, Ltd. (a)	241,771	270,122
Amcor, Ltd.	67,080	777,695
AMP, Ltd.	135,936	549,252
Ansell, Ltd.	21,414	376,575
APA Group	94,455	615,840
Aristocrat Leisure, Ltd.	43,459	525,793
Arrium, Ltd. (a) (b) (c)	163,093	2,746
Australia & New Zealand Banking Group, Ltd.	100,725	2,129,716
BHP Billiton PLC	68,796	1,038,880
BHP Billiton, Ltd.	115,022	1,969,902
Billabong International, Ltd. (b)	21,039	20,206
BlueScope Steel, Ltd.	30,919	183,371
Brambles, Ltd.	97,802	896,619
BWP Trust	149,102	366,262
Caltex Australia, Ltd.	9,858	258,376
carsales.com, Ltd.	13,259	121,250
Cochlear, Ltd.	2,026	218,591
Commonwealth Bank of Australia	61,456	3,404,916
Computershare, Ltd.	62,703	495,190
CSL, Ltd.	21,588	1,767,664
CSR, Ltd.	87,314	241,878
Dexus Property Group REIT	17,108	119,791
DUET Group	62,717	120,466
Fairfax Media, Ltd.	89,733	64,892
Fortescue Metals Group, Ltd.	62,570	237,015
Goodman Group REIT	28,124	156,679
GPT Group REIT	64,409	249,402
GWA Group, Ltd.	80,105	175,932
Harvey Norman Holdings, Ltd. (a)	21,388	85,109
Iluka Resources, Ltd.	19,334	92,767
Incitec Pivot, Ltd.	61,165	131,994
Infigen Energy (a) (b)	57,318	35,309
Ingenia Communities Group	51,523	110,793
Insurance Australia Group, Ltd.	155,426	650,601
LendLease Group	61,089	656,347
Macquarie Group, Ltd.	16,415	1,029,296
Medibank Pvt, Ltd.	100,536	190,799
Mirvac Group REIT	65,801	112,794
National Australia Bank, Ltd.	89,593	1,910,797
Newcrest Mining, Ltd.	31,787	539,772
Oil Search, Ltd.	42,698	231,663
Orica, Ltd.	11,148	129,671
Origin Energy, Ltd.	82,207	340,966
Orora, Ltd.	68,840	165,942
OZ Minerals, Ltd.	17,487	81,362
Perpetual, Ltd.	11,086	396,183
QBE Insurance Group, Ltd.	49,344	350,795
Ramsay Health Care, Ltd.	4,706	284,932
REA Group, Ltd.	1,920	82,941
Santos, Ltd.	91,603	253,058
Scentre Group REIT	190,831	686,357
SEEK, Ltd. (a)	12,936	154,033
Sonic Healthcare, Ltd.	46,175	777,733
South32, Ltd. (d)	68,796	130,474
South32, Ltd. (d)	115,503	213,017

Stockland REIT	86,161	313,849
Suncorp Group, Ltd.	46,956	435,150
Sydney Airport	40,538	216,221
Tatts Group, Ltd.	210,358	587,564
Telstra Corp., Ltd.	158,313	627,552
TPG Telecom, Ltd.	13,240	87,337
Transurban Group Stapled Security	72,957	634,791
Treasury Wine Estates, Ltd.	45,712	386,192
Vicinity Centres REIT	119,261	289,309
Wesfarmers, Ltd.	43,188	1,457,489
Westfield Corp.	73,699	548,754
Westpac Banking Corp.	119,993	2,709,746
Woodside Petroleum, Ltd.	33,761	739,415
Woolworths, Ltd.	59,005	1,050,724
WorleyParsons, Ltd. (a)	18,070	115,188

		37,759,977

AUSTRIA — 0.2%
ANDRITZ AG	1,305	71,062
Erste Group Bank AG (b)	12,870	381,325
OMV AG	12,791	368,275
Voestalpine AG.	11,392	394,312

		1,214,974

BELGIUM — 1.2%
Ackermans & van Haaren NV	802	106,307
Aedifica SA (b)	2,104	182,656
Ageas.	16,876	615,707
Anheuser-Busch InBev SA	32,348	4,238,723
Bekaert SA	3,582	163,755
Colruyt SA (a)	2,300	127,583
Gimv NV	672	35,664
Groupe Bruxelles Lambert SA	2,942	260,927
KBC Group NV (b)	12,333	718,216
Proximus SADP	5,183	154,848
Solvay SA	2,700	312,377
UCB SA	8,511	658,336
Umicore SA	3,681	230,952

		7,806,051

CANADA — 8.1%
AGF Management, Ltd. Class B (a)	24,208	92,651
Agnico Eagle Mines, Ltd.	8,326	449,481
Agrium, Inc. (a)	8,896	804,481
Alamos Gold, Inc. Class A	8,921	73,309
Algonquin Power & Utilities Corp. (a)	9,700	86,723
Alimentation Couche-Tard, Inc. Class B	15,324	741,335
AltaGas, Ltd. (a)	5,292	135,859
Amaya, Inc. (a) (b)	6,736	108,914
ARC Resources, Ltd. (a)	13,560	244,838
Atco, Ltd. Class I	2,700	95,776
Athabasca Oil Corp. (b)	12,467	12,237
Avigilon Corp. (a) (b)	2,475	16,365
B2Gold Corp. (b)	40,388	105,714
Badger Daylighting, Ltd. (a)	2,400	51,771
Bank of Montreal (a)	21,942	1,435,308
Bank of Nova Scotia	43,538	2,303,034
Barrick Gold Corp.	43,826	774,646
BCE, Inc. (a)	9,958	459,087
BlackBerry, Ltd. (a) (b)	23,493	186,979
Bombardier, Inc. Class B (a) (b)	87,280	119,539

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Brookfield Asset Management, Inc. Class A	39,582	$1,389,323
CAE, Inc.	10,489	148,686
Cameco Corp. (a)	24,252	206,859
Canadian Energy Services & Technology Corp. (a)	11,392	44,987
Canadian Imperial Bank of Commerce	16,155	1,250,484
Canadian National Railway Co.	29,150	1,902,153
Canadian Natural Resources, Ltd.	47,465	1,514,691
Canadian Pacific Railway, Ltd.	7,242	1,103,120
Canadian Solar, Inc. (a) (b)	1,650	22,671
Canadian Tire Corp., Ltd. Class A	3,042	304,096
Canadian Utilities, Ltd. Class A	4,248	119,658
Canadian Western Bank (a)	16,121	309,724
CCL Industries, Inc. Class B	900	172,988
Cenovus Energy, Inc. (a)	27,949	400,441
CGI Group, Inc. Class A (b)	15,444	734,332
CI Financial Corp. (a)	8,768	167,921
Cineplex, Inc. (a)	2,300	88,482
Constellation Software, Inc.	743	334,354
Crescent Point Energy Corp. (a)	25,864	340,458
CT Real Estate Investment Trust	10,598	124,184
Detour Gold Corp. (b)	7,021	152,467
DH Corp. (a)	3,876	83,640
Dollarama, Inc.	4,105	319,935
Eldorado Gold Corp.	24,011	94,272
Element Financial Corp. (a)	14,005	174,976
Emera, Inc.	5,310	191,148
Empire Co., Ltd. Class A	5,857	87,214
Enbridge Income Fund Holdings, Inc.	3,500	90,546
Enbridge, Inc.	32,156	1,410,778
Encana Corp.	34,296	357,769
Enerplus Corp. (a)	5,700	36,518
Exchange Income Corp.	5,200	139,273
Fairfax Financial Holdings, Ltd.	1,380	807,178
Finning International, Inc.	5,039	93,553
Firm Capital Mortgage Investment Corp.	21,147	223,015
First Capital Realty, Inc.	4,900	81,949
First Majestic Silver Corp. (b)	9,996	102,907
First Quantum Minerals, Ltd. (a)	24,317	200,938
Fortis, Inc. (a)	9,066	291,036
Franco-Nevada Corp. (a)	6,196	432,129
George Weston, Ltd.	1,702	141,729
Gildan Activewear, Inc.	8,443	235,383
Goldcorp, Inc.	34,078	561,376
Gran Tierra Energy, Inc. (b)	18,171	54,337
Great-West Lifeco, Inc.	11,025	270,875
H&R Real Estate Investment Trust	4,900	83,627
Home Capital Group, Inc. (a)	2,467	50,682
Husky Energy, Inc.	21,714	265,508
Hydro One, Ltd. (a) (e)	6,043	119,090
IAMGOLD Corp. (b)	30,695	123,784
Imperial Oil, Ltd. (a)	8,960	279,793
Industrial Alliance Insurance & Financial Services, Inc.	3,683	132,355
Innergex Renewable Energy, Inc. (a)	18,335	204,242
Intact Financial Corp.	5,130	370,195
Inter Pipeline, Ltd.	12,226	257,683
K-Bro Linen, Inc. (a)	5,039	157,429
Keyera Corp. (a)	6,233	201,182

Kinross Gold Corp. (b)	39,882	167,812
Linamar Corp.	1,825	76,069
Loblaw Cos., Ltd.	8,489	435,996
Lundin Mining Corp. (a) (b)	26,845	106,011
MacDonald Dettwiler & Associates, Ltd.	1,650	100,438
Magna International, Inc.	14,260	611,089
Manulife Financial Corp.	75,529	1,063,756
Methanex Corp.	3,050	108,470
Metro, Inc.	8,934	292,781
National Bank of Canada (a)	13,604	481,536
New Gold, Inc. (b)	21,724	94,053
Onex Corp.	2,950	189,649
Open Text Corp.	3,964	256,314
Pan American Silver Corp.	5,400	94,913
Parex Resources, Inc. (b)	13,214	167,406
Pembina Pipeline Corp. (a)	11,186	340,283
Pengrowth Energy Corp. (a)	16,680	26,272
Penn West Petroleum, Ltd.	18,555	33,178
Peyto Exploration & Development Corp. (a)	4,796	134,365
Potash Corp. of Saskatchewan, Inc. (a)	38,939	632,564
Power Corp. of Canada	13,560	286,728
Power Financial Corp. (a)	11,303	261,450
PrairieSky Royalty, Ltd. (a)	7,464	151,921
Precision Drilling Corp.	11,239	46,863
Pure Industrial Real Estate Trust	30,565	128,144
Quebecor, Inc. Class B	3,000	91,010
Redknee Solutions, Inc. (a) (b)	17,343	32,067
Restaurant Brands International, Inc. (a)	8,304	369,628
Richelieu Hardware, Ltd. (a)	1,960	38,387
Richmont Mines, Inc. (b)	5,385	54,168
RioCan Real Estate Investment Trust	5,664	117,310
Ritchie Bros Auctioneers, Inc. (a)	3,876	135,575
Rogers Communications, Inc. Class B	20,494	867,945
Royal Bank of Canada	57,780	3,572,534
Russel Metals, Inc.	2,157	34,384
Saputo, Inc.	9,549	331,245
Secure Energy Services, Inc. (a)	6,939	48,944
SEMAFO, Inc. (b)	16,760	69,629
Seven Generations Energy, Ltd. Class A (a) (b)	6,329	152,079
Shaw Communications, Inc. Class B (a)	29,622	605,175
Sherritt International Corp. (b)	34,495	22,047
Shopify, Inc. Class A (b)	2,100	89,944
Silver Wheaton Corp.	14,492	390,791
Sirius XM Canada Holdings, Inc. (a)	458	1,659
SNC-Lavalin Group, Inc.	7,231	283,518
Stantec, Inc. (a)	2,800	65,683
Sun Life Financial, Inc.	28,079	912,073
Suncor Energy, Inc.	69,921	1,937,624
Teck Resources, Ltd. Class B	21,350	384,194
TELUS Corp.	17,107	563,486
TMX Group, Ltd.	1,782	81,693
Toromont Industries, Ltd.	2,800	83,388
Toronto-Dominion Bank	71,530	3,169,798
Tourmaline Oil Corp. (b)	4,625	125,069
TransCanada Corp. (a)	32,238	1,528,438
Trinidad Drilling, Ltd.	8,264	15,783
Turquoise Hill Resources, Ltd. (b)	34,618	102,201
Veresen, Inc. (a)	11,100	113,175

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Vermilion Energy, Inc. (a)	4,062	$157,071
Waste Connections, Inc.	6,210	462,354
West Fraser Timber Co., Ltd. (a)	1,496	46,021
Whitecap Resources, Inc. (a)	13,100	109,246
Yamana Gold, Inc.	42,489	182,662
Yellow Pages, Ltd. (b)	4,090	63,797

		51,558,026

CHILE — 0.0% (g)
Antofagasta PLC (a)	12,491	85,023

CHINA — 0.1%
APT Satellite Holdings, Ltd.	130,000	90,008
Bloomage BioTechnology Corp., Ltd. (a)	24,147	40,723
China Everbright Water, Ltd.	89,397	39,340
China New Town Development Co., Ltd. (b) (c)	1,443,800	67,771
Chong Hing Bank, Ltd.	1,385	2,786
ENN Energy Holdings, Ltd.	38,000	184,955
HC International, Inc. (a) (b)	60,000	44,482
Sino Grandness Food Industry Group, Ltd. (a)	183,000	58,385

		528,450

DENMARK — 1.4%
AP Moeller — Maersk A/S Class B	473	693,872
Carlsberg A/S Class B	1,955	186,473
Chr Hansen Holding A/S	3,512	208,835
Coloplast A/S Class B (a)	3,143	243,814
Danske Bank A/S	36,404	1,062,570
DSV A/S.	6,387	318,099
FLSmidth & Co. A/S (a)	6,683	251,346
Genmab A/S (b)	1,955	333,409
GN Store Nord A/S	20,670	444,848
Jyske Bank A/S	1,718	80,119
Novo Nordisk A/S Class B	71,227	2,960,468
Novozymes A/S Class B	7,953	349,882
Pandora A/S	4,458	538,920
SimCorp A/S	9,360	543,862
TDC A/S.	9,496	55,864
Vestas Wind Systems A/S	9,818	808,294

		9,080,675

EGYPT — 0.0% (g)
Integrated Diagnostics Holdings PLC (e)	10,495	35,473

FINLAND — 1.0%
Amer Sports Oyj	4,899	149,860
Caverion Corp. (a)	9,530	73,362
Elisa Oyj.	5,545	204,579
Fortum Oyj	16,310	263,574
Kemira Oyj (a)	15,502	209,925
Kesko Oyj Class B	2,728	125,695
Kone Oyj Class B	13,938	707,521
Konecranes Oyj	2,505	88,789
Lassila & Tikanoja Oyj	1,356	26,287
Metso Oyj	10,003	291,938
Neste Oyj	8,884	378,787
Nokia Oyj (d)	143,893	834,408
Nokia Oyj (d)	77,283	447,194
Sampo Oyj Class A	19,716	877,411
Sanoma Oyj.	13,645	130,034

Stockmann Oyj Abp Class B (a) (b)	14,273	108,591
Stora Enso Oyj Class R	30,277	268,970
Tikkurila Oyj	6,687	143,909
UPM-Kymmene Oyj	25,123	530,785
Valmet Oyj	9,796	147,407
Wartsila Oyj Abp	7,302	328,814
YIT Oyj	14,117	113,750

		6,451,590

FRANCE — 7.4%
Accor SA	12,637	501,454
Air Liquide SA (a)	13,386	1,435,872
Airbus Group SE	22,707	1,373,896
Albioma SA	11,573	200,158
Alstom SA (b)	11,430	302,436
Arkema SA	1,588	147,051
Atos SE	2,999	323,277
AXA SA.	70,479	1,500,130
BNP Paribas SA	37,113	1,908,956
Bollore SA (a)	19,286	67,080
Bourbon Corp. (a)	13,687	159,506
Bouygues SA	11,741	389,173
Bureau Veritas SA	8,106	173,946
Cap Gemini SA	5,702	558,641
Carrefour SA	32,017	829,895
Casino Guichard Perrachon SA	5,054	245,930
CGG SA (a) (b)	1,536	39,719
Christian Dior SE	2,085	373,845
Cie de Saint-Gobain	23,847	1,030,968
Cie Generale des Etablissements Michelin	7,047	779,746
Credit Agricole SA	43,393	428,060
Danone SA	22,139	1,643,311
Dassault Systemes	3,755	325,900
Edenred	13,194	308,633
Electricite de France SA (a)	11,112	135,241
Engie SA	59,016	914,583
Essilor International SA	7,323	944,757
Eutelsat Communications SA	3,105	64,310
Faurecia	2,006	78,677
Gecina SA REIT	1,352	212,941
Groupe Eurotunnel SE	14,747	159,694
Groupe Fnac SA (b) (c)	1,377	105,174
Hermes International	983	400,176
Iliad SA	797	167,311
Ingenico Group SA	1,834	160,288
Kering	4,190	845,451
Klepierre REIT	6,889	315,868
L’Oreal SA	9,475	1,789,930
Lagardere SCA	11,242	286,344
Legrand SA	9,904	584,108
LVMH Moet Hennessy Louis Vuitton SE	8,957	1,528,000
Natixis SA	16,918	78,883
Nexans SA (b)	3,529	202,459
Orange SA	75,554	1,182,763
Pernod Ricard SA	7,575	896,822
Peugeot SA (b)	17,537	267,931
Plastic Omnium SA	2,597	86,154
Publicis Groupe SA	11,850	896,503

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Renault SA	9,248	$760,137
Rexel SA	10,712	164,261
Safran SA	12,370	889,690
Sanofi	43,539	3,309,566
Schneider Electric SE (d)	19,717	1,375,123
Schneider Electric SE (d)	2,000	139,542
SCOR SE	6,614	205,666
SFR Group SA	7,864	231,633
Societe BIC SA	999	147,800
Societe Generale SA	30,109	1,041,487
Sodexo SA	3,659	435,870
Suez Environment Co.	13,014	214,916
Technicolor SA	17,142	117,049
Technip SA	5,809	356,894
Teleperformance	2,084	222,326
Television Francaise 1 (a)	4,296	41,664
Thales SA	3,667	337,879
TOTAL SA	99,027	4,692,954
Ubisoft Entertainment SA (b)	5,734	216,514
Unibail-Rodamco SE	3,522	949,926
Valeo SA	13,890	810,606
Vallourec SA (a) (b)	18,004	80,729
Veolia Environnement SA	31,043	715,166
Vinci SA.	17,011	1,302,247
Vivendi SA	45,671	921,285
Zodiac Aerospace	4,355	106,081

		47,138,962

GERMANY — 7.1%
Aareal Bank AG	1,827	60,343
adidas AG	10,534	1,828,988
Allianz SE	16,352	2,427,520
Axel Springer SE (a)	2,226	114,022
BASF SE	31,640	2,706,246
Bayer AG	30,194	3,034,541
Bayerische Motoren Werke AG	9,670	812,971
Bayerische Motoren Werke AG Preference Shares	1,975	145,644
Beiersdorf AG	3,635	342,937
Bilfinger SE (b)	4,852	160,145
Brenntag AG	5,638	307,961
Commerzbank AG	33,324	214,885
Continental AG	3,996	840,436
Covestro AG (e)	3,038	179,684
Daimler AG	35,529	2,503,853
Deutsche Bank AG (b)	41,904	544,851
Deutsche Boerse AG (b)	9,853	798,903
Deutsche EuroShop AG	2,290	106,414
Deutsche Lufthansa AG	6,509	72,453
Deutsche Post AG	43,110	1,347,796
Deutsche Telekom AG	122,198	2,048,906
Deutsche Wohnen AG	12,269	446,108
DMG Mori AG.	2,588	126,050
E.ON SE.	73,526	521,717
Evonik Industries AG	4,427	149,725
Fraport AG Frankfurt Airport Services Worldwide	1,884	103,078
Freenet AG	4,682	136,934
Fresenius Medical Care AG & Co. KGaA	7,863	687,122

Fresenius SE & Co. KGaA	14,428	1,151,369
Fuchs Petrolub SE Preference Shares	2,543	116,056
GEA Group AG	6,428	356,927
Gerresheimer AG	1,531	130,124
Hamborner REIT AG	17,615	186,417
Hannover Rueck SE	2,194	235,072
HeidelbergCement AG	5,151	486,771
Henkel AG & Co. KGaA	4,551	529,853
Henkel AG & Co. KGaA Preference Shares	7,167	974,567
HOCHTIEF AG	3,542	499,752
HUGO BOSS AG	2,364	130,774
Infineon Technologies AG	41,171	734,735
KION Group AG	2,793	180,856
KS AG (a)	7,655	145,256
KUKA AG (b)	1,249	151,100
Lanxess AG	3,345	207,879
LEG Immobilien AG (b)	2,126	203,536
Linde AG	6,570	1,117,103
MAN SE	3,424	361,086
Merck KGaA	7,570	815,922
METRO AG	5,915	176,086
MorphoSys AG (b)	783	32,756
MTU Aero Engines AG	1,377	139,350
Muenchener
Rueckversicherungs-Gesellschaft AG in Muenchen	5,366	1,001,032
Norma Group SE	1,791	92,183
OSRAM Licht AG	2,882	169,259
Porsche Automobil Holding SE Preference Shares	6,356	324,536
ProSiebenSat.1 Media SE	8,102	347,084
Puma SE.	1,436	384,240
Rheinmetall AG	1,561	108,693
RWE AG (b)	19,614	338,017
Salzgitter AG	3,719	121,893
SAP SE	34,520	3,139,176
Sartorius AG Preference Shares	1,694	141,027
Siemens AG	31,403	3,677,290
STADA Arzneimittel AG	2,846	158,190
Symrise AG	4,452	326,356
Telefonica Deutschland Holding AG	18,460	74,289
ThyssenKrupp AG	18,811	448,587
TUI AG	17,345	247,167
Uniper SE (b)	7,352	90,099
United Internet AG	4,488	198,643
Volkswagen AG Preference Shares	4,981	654,645
Volkswagen AG	1,394	202,324
Vonovia SE	16,152	611,800
Wirecard AG (a)	4,904	254,889
Zalando SE (b) (e)	4,042	168,750

		45,113,749

HONG KONG — 3.1%
AIA Group, Ltd.	449,600	2,988,271
Bank of East Asia, Ltd. (a)	48,638	197,225
BOC Hong Kong Holdings, Ltd.	137,500	464,482
Cheung Kong Infrastructure Holdings, Ltd.	26,000	223,596
Cheung Kong Property Holdings, Ltd.	113,348	827,171

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

China Water Industry Group, Ltd. (a) (b)	672,000	$114,369
Ching Lee Holdings, Ltd. (b)	60,000	2,669
CK Hutchison Holdings, Ltd.	113,348	1,440,973
CLP Holdings, Ltd.	70,000	723,380
Dah Sing Banking Group, Ltd.	106,125	190,194
Dah Sing Financial Holdings, Ltd.	53,285	349,694
Esprit Holdings, Ltd. (a) (b)	128,819	104,471
Galaxy Entertainment Group, Ltd.	91,000	342,601
Hang Lung Group, Ltd.	107,000	406,978
Hang Lung Properties, Ltd.	194,000	436,228
Hang Seng Bank, Ltd.	27,800	496,432
Henderson Land Development Co., Ltd.	57,641	341,865
HKT Trust & HKT, Ltd.	90,900	127,983
Hong Kong & China Gas Co., Ltd.	292,097	551,357
Hong Kong Exchanges and Clearing, Ltd.	43,930	1,154,331
Hongkong Land Holdings, Ltd.	81,000	575,100
Hopewell Highway Infrastructure, Ltd. (a)	6,975	4,254
Hopewell Holdings, Ltd.	124,500	454,277
Hysan Development Co., Ltd.	26,841	125,796
Jardine Matheson Holdings, Ltd.	9,905	600,342
Jardine Strategic Holdings, Ltd.	4,000	130,800
Li & Fung, Ltd. (a)	352,000	180,177
Link REIT	91,351	671,356
Major Holdings, Ltd. (a) (e)	160,000	42,909
Melco Crown Entertainment, Ltd. ADR (a)	5,312	85,576
Melco International Development, Ltd. (a)	34,000	44,626
MTR Corp., Ltd.	52,679	290,022
New World Development Co., Ltd.	488,041	634,281
Noble Group, Ltd. (b)	170,800	19,041
Pacific Basin Shipping, Ltd. (b)	932,000	120,166
Power Assets Holdings, Ltd.	48,000	467,873
Sands China, Ltd.	92,400	400,887
Sino Land Co., Ltd.	292,753	517,870
SJM Holdings, Ltd.	57,000	41,890
Sun Hung Kai Properties, Ltd.	56,509	853,178
Sundart Holdings, Ltd.	82,000	46,942
Swire Pacific, Ltd. Class A	25,500	274,696
Techtronic Industries Co., Ltd.	46,000	179,707
Wharf Holdings, Ltd.	64,000	465,810
Wheelock & Co., Ltd.	118,000	696,046

		19,407,892

IRELAND — 0.6%
Bank of Ireland (b)	984,776	205,845
C&C Group PLC	14,386	59,656
CRH PLC	29,014	970,516
Experian PLC	40,354	809,362
Glanbia PLC	4,467	85,968
Green REIT PLC	24,000	39,243
Greencore Group PLC	19,182	83,598
IFG Group PLC	18,788	40,116
Irish Bank Resolution Corp., Ltd. (b) (f)	5,635	—
James Hardie Industries PLC	15,208	236,483
Kerry Group PLC Class A	5,517	459,792
Kingspan Group PLC	5,158	139,001
Paddy Power Betfair PLC	3,040	344,027

Ryanair Holdings PLC ADR	4,489	336,810
Smurfit Kappa Group PLC	6,943	155,271
UDG Healthcare PLC	8,866	73,823

		4,039,511

ISRAEL — 0.7%
Bank Hapoalim BM	39,159	221,881
Bank Leumi Le-Israel BM (b)	51,290	194,793
Bezeq The Israeli Telecommunication Corp., Ltd.	77,052	145,167
Check Point Software Technologies, Ltd. (a) (b)	5,231	405,978
Evogene, Ltd. (b)	6,099	38,183
Israel Chemicals, Ltd.	15,945	62,044
Mazor Robotics, Ltd. (b)	5,639	68,772
Nice-Systems, Ltd.	2,265	151,459
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,853	236,329
Reit 1, Ltd.	54,767	169,172
Shufersal, Ltd.	84,252	324,245
Strauss Group, Ltd.	24,089	380,778
Teva Pharmaceutical Industries, Ltd. ADR	38,943	1,791,767

		4,190,568

ITALY — 1.6%
A2A SpA	53,057	74,949
Assicurazioni Generali SpA	49,931	609,381
Atlantia SpA	14,783	375,291
Azimut Holding SpA	3,550	52,262
Banca Generali SpA	2,606	50,021
Banca IFIS SpA	6,970	157,206
Banca Monte dei Paschi di Siena SpA (a) (b) .	129,909	27,169
Banca Popolare dell’Emilia Romagna SC	19,269	71,720
Banca Popolare di Milano Scarl	222,179	89,187
Banca Popolare di Sondrio Scarl	26,554	74,305
Banco Popolare SC	9,363	22,054
BI Esse SpA	418	6,619
Brembo SpA	3,196	190,717
Cairo Communication SpA	18,423	70,227
Credito Valtellinese SC	54,784	19,024
Davide Campari-Milano SpA	9,325	105,109
Enel SpA	257,440	1,147,986
Eni SpA	94,917	1,367,480
Esprinet SpA	14,495	80,600
EXOR SpA	3,498	141,714
Falck Renewables SpA	4,263	3,766
Ferrari NV	3,877	201,423
Immobiliare Grande Distribuzione SIIQ SpA.	141,239	106,425
Interpump Group SpA	7,153	121,945
Intesa Sanpaolo SpA	490,161	1,087,364
Iren SpA	107,926	185,812
Leonardo-Finmeccanica SpA (b)	28,069	318,278
Luxottica Group SpA	5,097	243,555
Mediaset SpA	26,102	81,958
Mediobanca SpA	15,139	98,507
Prada SpA (a)	17,100	54,678
Prysmian SpA	6,542	171,446
Recordati SpA	5,649	181,626

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Reply SpA	1,396	$183,553
Saipem SpA (b)	356,601	150,962
Salvatore Ferragamo SpA	2,442	62,022
Snam SpA.	77,947	432,378
Societa Cattolica di Assicurazioni S.c.r.l. (a)	18,114	101,375
Sogefi SpA (b)	13,844	28,004
Telecom Italia SpA/Milano (b) (d)	521,567	433,155
Telecom Italia RSP/Milano (d)	219,975	149,314
Terna Rete Elettrica Nazionale SpA	51,123	263,590
UniCredit SpA (a)	196,942	458,582
Unione di Banche Italiane SpA (a)	31,794	73,247
Unipol Gruppo Finanziario SpA	13,138	33,545
UnipolSai SpA	33,370	54,302
Yoox Net-A-Porter Group SpA (b)	2,596	80,403
Zignago Vetro SpA	14,213	81,780

		10,176,016

JAPAN — 22.7%
Acom Co., Ltd. (b)	20,600	96,221
Activia Properties, Inc.	20	106,058
Aderans Co., Ltd. (a)	15,400	68,738
Advance Residence Investment Corp.	38	107,510
Advantest Corp. (a)	18,400	247,114
Aeon Co., Ltd.	47,820	703,145
AEON Financial Service Co., Ltd.	3,500	60,658
AEON REIT Investment Corp.	58	75,489
Aisin Seiki Co., Ltd.	6,300	285,869
Ajinomoto Co., Inc.	19,000	420,752
Akita Bank, Ltd.	119,550	352,989
Alconix Corp.	22,400	311,231
Alfresa Holdings Corp.	7,400	155,432
Alps Electric Co., Ltd. (a)	6,400	151,681
ANA Holdings, Inc.	36,000	97,301
Aomori Bank, Ltd.	10,101	31,919
Aoyama Trading Co., Ltd.	2,100	72,167
Aozora Bank, Ltd.	51,000	174,759
Asahi Glass Co., Ltd.	51,000	327,359
Asahi Group Holdings, Ltd.	28,636	1,036,682
Asahi Kasei Corp.	84,550	668,618
Asics Corp.	6,800	135,846
Astellas Pharma, Inc.	108,300	1,682,813
Atom Corp. (a)	38,900	260,831
Awa Bank, Ltd.	11,550	70,715
Bandai Namco Holdings, Inc.	7,800	236,854
Bank of Iwate, Ltd. (a)	8,355	322,600
Bank of Kyoto, Ltd. (a)	16,000	115,973
Bank of Okinawa, Ltd. (a)	11,900	352,540
Bridgestone Corp.	26,465	968,541
Brother Industries, Ltd. (a)	6,600	114,774
Calbee, Inc. (a)	3,700	139,392
Can Do Co., Ltd. (a)	5,300	85,101
Canon, Inc.	47,616	1,374,664
Casio Computer Co., Ltd. (a)	27,900	386,547
Central Japan Railway Co.	6,700	1,138,666
Chiba Bank, Ltd. (a)	35,550	200,104
Chubu Electric Power Co., Inc.	35,865	519,213
Chugai Pharmaceutical Co., Ltd.	14,080	505,415
Chugoku Electric Power Co., Inc. (a)	6,100	76,322
COLOPL, Inc. (a)	2,000	30,909

Colowide Co., Ltd. (a)	2,400	43,656
Concordia Financial Group, Ltd.	45,300	195,801
COOKPAD, Inc. (a)	6,300	59,973
Credit Saison Co., Ltd.	21,800	359,297
CyberAgent, Inc. (a)	5,800	171,368
Dai Nippon Printing Co., Ltd.	27,000	262,894
Dai-ichi Life Insurance Co., Ltd.	43,100	583,732
Daicel Corp.	9,500	118,861
Daifuku Co., Ltd.	5,300	96,197
Daiichi Sankyo Co., Ltd.	35,865	855,320
Daiken Medical Co., Ltd. (a)	11,200	83,725
Daikin Industries, Ltd.	15,810	1,459,925
Daisan Bank, Ltd.	765	12,542
Daishi Bank, Ltd.	15,176	57,848
Daito Trust Construction Co., Ltd.	5,355	855,351
Daiwa House Industry Co., Ltd.	25,400	691,154
Daiwa House REIT Investment Corp.	59	173,449
Daiwa Securities Group, Inc.	87,550	487,960
DeNA Co., Ltd.	6,200	223,779
Denso Corp.	15,810	624,500
Dentsu, Inc.	7,400	373,416
Don Quijote Holdings Co., Ltd.	3,400	123,725
Dowa Holdings Co., Ltd.	22,000	152,728
East Japan Railway Co.	14,800	1,327,053
Ebara Corp.	3,800	111,563
Eighteenth Bank, Ltd.	8,251	24,281
Eisai Co., Ltd.	12,051	748,182
Electric Power Development Co., Ltd.	5,500	131,329
euglena Co., Ltd. (a) (b)	5,000	71,792
F@N Communications, Inc.	6,000	43,905
FANUC Corp.	7,055	1,185,064
Fast Retailing Co., Ltd.	2,600	829,052
Feed One Co., Ltd.	178,900	204,932
Financial Products Group Co., Ltd. (a)	10,600	97,453
Foster Electric Co., Ltd.	13,600	246,577
Frontier Real Estate Investment Corp.	20	99,738
Fuji Heavy Industries, Ltd.	24,100	893,650
FUJIFILM Holdings Corp.	23,910	877,869
Fujitsu, Ltd.	80,513	429,339
Fukuoka Corp. REIT	10	18,733
Fukuoka Financial Group, Inc.	119,550	492,296
Furukawa Electric Co., Ltd.	8,855	239,159
GLP J — REIT	133	176,782
GMO internet, Inc. (a)	3,500	46,591
GS Yuasa Corp.	17,000	69,501
GungHo Online Entertainment, Inc. (a)	14,100	34,392
Gurunavi, Inc.	6,000	163,946
Hankyu Hanshin Holdings, Inc.	11,100	380,358
Hankyu REIT, Inc.	156	211,512
Heiwa Real Estate REIT, Inc. (a)	341	280,505
Hino Motors, Ltd. (a)	7,100	75,091
Hirose Electric Co., Ltd.	900	117,316
Hisamitsu Pharmaceutical Co., Inc. (a)	3,300	176,952
Hitachi Metals, Ltd. (a)	9,100	110,712
Hitachi, Ltd.	201,475	932,318
Hokkoku Bank, Ltd.	119,550	358,892
Honda Motor Co., Ltd.	68,075	1,941,111
Hoshizaki Corp.	2,000	181,306
Hoya Corp.	14,206	566,472
Hulic Co., Ltd.	12,600	127,537

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Hyakugo Bank, Ltd.	10,550	$37,922
Ibiden Co., Ltd. (a)	12,400	165,064
Ichigo Office REIT Investment	473	347,049
IHI Corp. (a)	45,000	128,870
Iida Group Holdings Co., Ltd.	5,000	99,936
Industrial & Infrastructure Fund Investment Corp.	40	203,032
Infomart Corp.	10,200	117,748
Inpex Corp.	29,700	266,659
Intage Holdings, Inc.	8,600	143,779
Iriso Electronics Co., Ltd. (a)	2,200	117,099
Isetan Mitsukoshi Holdings, Ltd. (a)	14,900	145,520
Isuzu Motors, Ltd. (a)	51,500	599,854
ITOCHU Corp.	88,850	1,107,280
Iwatani Corp. (a)	14,000	85,992
J Front Retailing Co., Ltd.	5,100	66,227
Jafco Co., Ltd.	2,100	60,969
Japan Airlines Co., Ltd.	4,000	116,881
Japan Airport Terminal Co., Ltd. (a)	4,800	181,780
Japan Digital Laboratory Co., Ltd.	17,220	250,992
Japan Excellent, Inc.	62	89,328
Japan Exchange Group, Inc.	23,200	358,544
Japan Hotel REIT Investment Corp.	134	106,258
Japan Logistics Fund, Inc.	37	83,672
Japan Post Bank Co., Ltd.	14,800	174,651
Japan Post Holdings Co., Ltd. (a)	5,000	62,361
Japan Prime Realty Investment Corp.	29	130,874
Japan Real Estate Investment Corp.	35	209,105
Japan Retail Fund Investment Corp. REIT	47	116,079
Japan Tissue Engineering Co., Ltd. (b)	2,200	28,721
Japan Tobacco, Inc.	47,200	1,919,882
JFE Holdings, Inc. (a)	23,910	344,961
JGC Corp.	7,300	125,794
Joyo Bank, Ltd. (c)	31,000	128,941
JSR Corp. (a)	19,300	300,940
JTEKT Corp.	8,300	123,109
JX Holdings, Inc. (a)	148,700	597,796
Kajima Corp.	80,475	559,467
Kakaku.com, Inc.	9,700	174,622
Kaken Pharmaceutical Co., Ltd.	2,000	122,056
Kansai Electric Power Co., Inc. (b)	43,600	394,043
Kansai Paint Co., Ltd.	9,800	213,197
Kao Corp.	19,100	1,073,402
Kawai Musical Instruments Manufacturing Co., Ltd.	7,300	127,452
Kawasaki Heavy Industries, Ltd.	46,000	140,819
KDDI Corp.	67,500	2,076,359
Keikyu Corp. (a)	24,000	249,326
Keio Corp. (a)	26,000	225,942
Keisei Electric Railway Co., Ltd.	7,500	186,121
Kenedix Office Investment Corp. REIT	42	258,391
Kenedix, Inc.	11,300	49,992
Keyence Corp.	2,000	1,450,847
Kikkoman Corp. (a)	8,000	254,382
Kintetsu Group Holdings Co., Ltd.	60,101	251,051
Kirin Holdings Co., Ltd.	22,400	369,739
Kiyo Bank, Ltd.	27,200	423,317
KNT-CT Holdings Co., Ltd. (b)	104,000	115,025
Kobe Steel, Ltd. (a) (b)	13,600	121,811

Koito Manufacturing Co., Ltd.	5,000	240,952
Komatsu, Ltd. (a)	43,720	990,840
Konami Holdings Corp. (a)	4,300	165,393
Konica Minolta, Inc.	41,475	348,134
Kubota Corp.	56,650	846,687
Kuraray Co., Ltd.	13,200	194,353
Kurita Water Industries, Ltd.	12,710	299,974
Kyocera Corp.	20,600	981,127
Kyoritsu Maintenance Co., Ltd. (a)	600	37,209
Kyoto Kimono Yuzen Co., Ltd. (a)	18,100	155,324
Kyowa Hakko Kirin Co., Ltd.	7,500	117,464
Kyushu Electric Power Co., Inc.	15,700	146,667
Kyushu Financial Group, Inc. (a)	7,300	49,308
Lawson, Inc.	3,000	236,113
Leopalace21 Corp.	1,600	10,491
Lion Corp.	10,000	161,161
LIXIL Group Corp.	7,600	161,884
M3, Inc. (a)	6,500	220,807
Makita Corp.	5,600	395,951
Marubeni Corp.	121,550	618,763
Matsuya Co., Ltd. (a)	21,800	153,062
Mazda Motor Corp.	18,000	272,226
MCUBS MidCity Investment Corp.	93	287,913
Medipal Holdings Corp.	26,199	450,944
MEIJI Holdings Co., Ltd.	5,200	512,991
Meiko Network Japan Co., Ltd. (a)	21,700	192,432
Milbon Co., Ltd. (a)	9,900	484,417
Minebea Co., Ltd. (a)	14,900	138,899
MISUMI Group, Inc. (a)	9,800	182,326
Mitsubishi Chemical Holdings Corp.	55,300	343,055
Mitsubishi Corp.	69,938	1,578,120
Mitsubishi Electric Corp.	102,550	1,298,774
Mitsubishi Estate Co., Ltd.	56,925	1,061,318
Mitsubishi Gas Chemical Co., Inc.	7,500	106,725
Mitsubishi Heavy Industries, Ltd.	177,101	732,958
Mitsubishi Logistics Corp. (a)	9,000	128,959
Mitsubishi Materials Corp.	5,700	154,229
Mitsubishi Motors Corp.	35,700	165,341
Mitsubishi Tanabe Pharma Corp.	8,500	180,887
Mitsubishi UFJ Financial Group, Inc.	489,824	2,443,195
Mitsui & Co., Ltd. (a)	85,026	1,167,517
Mitsui Chemicals, Inc.	89,550	421,818
Mitsui Fudosan Co., Ltd.	43,000	906,794
Mitsui OSK Lines, Ltd. (a)	96,550	222,151
Mizuho Financial Group, Inc.	923,300	1,537,238
Mori Hills Investment Corp. REIT	60	89,824
MS&AD Insurance Group Holdings, Inc.	24,199	666,599
Murata Manufacturing Co., Ltd.	7,900	1,016,511
Musashino Bank, Ltd.	11,955	299,864
Nabtesco Corp.	5,200	146,092
Nachi-Fujikoshi Corp. (a)	15,000	54,510
Nagoya Railroad Co., Ltd. (a)	40,000	216,857
Nanto Bank, Ltd.	11,755	413,250
NEC Corp.	80,000	204,612
NGK Insulators, Ltd.	11,300	231,992
NGK Spark Plug Co., Ltd. (a)	6,000	104,696
NH Foods, Ltd.	9,000	216,501
NHK Spring Co., Ltd.	8,100	77,828
Nidec Corp.	11,100	1,015,239
Nikon Corp. (a)	23,600	350,510

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Nintendo Co., Ltd.	4,900	$1,287,360
Nippon Accommodations Fund, Inc.	11	51,489
Nippon Building Fund, Inc.	38	240,537
Nippon Express Co., Ltd.	41,000	190,293
Nippon Paint Holdings Co., Ltd. (a)	7,500	248,111
Nippon Paper Industries Co., Ltd. (a)	4,200	76,356
Nippon Prologis, Inc. REIT	10	25,280
Nippon Steel & Sumitomo Metal Corp.	39,200	796,078
Nippon Suisan Kaisha, Ltd.	76,000	324,969
Nippon Telegraph & Telephone Corp.	24,600	1,120,865
Nippon Yusen KK	119,550	221,946
Nissan Chemical Industries, Ltd. (a)	5,900	177,993
Nissan Motor Co., Ltd. (a)	95,541	927,153
Nissei ASB Machine Co., Ltd.	4,300	73,758
Nisshin Seifun Group, Inc.	9,000	136,335
Nissin Foods Holdings Co., Ltd. (a)	4,100	248,190
Nitori Holdings Co., Ltd.	1,700	202,291
Nitto Denko Corp. (a)	7,200	462,580
Nomura Holdings, Inc.	154,685	681,430
Nomura Real Estate Master Fund, Inc.	63	105,140
Nomura Research Institute, Ltd.	3,300	113,080
NSK, Ltd. (a)	15,600	158,057
NTT Data Corp.	8,600	427,176
NTT DOCOMO, Inc.	59,100	1,495,227
Obayashi Corp.	25,750	253,520
Odakyu Electric Railway Co., Ltd. (a)	14,000	309,683
Ogaki Kyoritsu Bank, Ltd.	119,550	395,490
Oji Holdings Corp.	23,000	90,396
Oki Electric Industry Co., Ltd.	3,600	48,064
Olympus Corp.	12,800	442,404
Omron Corp.	7,100	252,758
Ono Pharmaceutical Co., Ltd.	18,900	523,802
Oriental Land Co., Ltd. (a)	9,800	593,623
ORIX Corp.	47,700	695,964
Orix JREIT, Inc. REIT	59	103,592
Osaka Gas Co., Ltd.	68,000	283,442
Otsuka Holdings Co., Ltd.	19,700	892,740
Panasonic Corp. (a)	95,850	948,419
Pigeon Corp. (a)	7,900	237,160
Rakuten, Inc.	26,000	336,602
Raysum Co., Ltd.	3,300	20,726
Recruit Holdings Co., Ltd.	17,800	722,441
Renesas Electronics Corp. (b)	8,300	50,325
Resona Holdings, Inc.	80,200	334,454
Ricoh Co., Ltd. (a)	22,200	199,496
Ringer Hut Co., Ltd. (a)	900	20,832
Riso Kyoiku Co., Ltd.	17,506	88,165
Rock Field Co., Ltd. (a)	21,000	311,895
Rohm Co., Ltd.	5,700	297,200
Rohto Pharmaceutical Co., Ltd. (a)	5,901	101,103
Ryohin Keikaku Co., Ltd.	1,000	200,760
San-In Godo Bank, Ltd.	6,050	40,985
Sanrio Co., Ltd. (a)	3,900	71,056
Santen Pharmaceutical Co., Ltd.	15,700	229,922
Sawai Pharmaceutical Co., Ltd. (a)	1,600	113,445
SBI Holdings, Inc.	6,900	81,493
Secom Co., Ltd.	12,148	900,678
Sega Sammy Holdings, Inc.	5,300	75,105
Seibu Holdings, Inc. (a)	7,800	128,017
Seiko Epson Corp. (a)	16,000	305,258

Seino Holdings Co., Ltd.	7,000	73,066
Sekisui Chemical Co., Ltd.	14,800	211,188
Sekisui House SI Residential Investment Corp. (a)	132	150,686
Sekisui House, Ltd.	23,600	398,752
Seria Co., Ltd.	1,900	152,165
Seven & i Holdings Co., Ltd.	35,728	1,678,350
Sharp Corp. (a) (b)	58,000	77,322
Shiga Bank, Ltd. (a)	11,550	55,888
Shikoku Bank, Ltd.	9,101	19,323
Shikoku Electric Power Co., Inc. (a) (b)	7,100	69,763
Shimadzu Corp.	12,000	181,425
Shimano, Inc.	3,700	545,144
Shimizu Corp.	31,513	280,074
Shin-Etsu Chemical Co., Ltd.	18,517	1,280,364
Shinsei Bank, Ltd.	60,000	90,061
Shionogi & Co., Ltd.	11,700	595,254
Shiseido Co., Ltd.	8,300	218,391
Shizuoka Bank, Ltd. (a)	27,000	214,368
SMC Corp.	3,100	884,402
SMS Co., Ltd.	6,800	180,299
SoftBank Group Corp.	37,836	2,436,838
Sohgo Security Services Co., Ltd.	3,800	202,637
Sompo Japan Nipponkoa Holdings, Inc.	24,600	720,400
Sony Corp.	45,820	1,490,004
Square Enix Holdings Co., Ltd.	3,400	116,506
Stanley Electric Co., Ltd.	19,973	533,915
Start Today Co., Ltd.	8,100	138,380
Starts Proceed Investment Corp.	51	84,056
Sumitomo Chemical Co., Ltd.	119,550	525,352
Sumitomo Corp. (a)	64,775	718,336
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,300	101,902
Sumitomo Electric Industries, Ltd.	39,920	558,206
Sumitomo Heavy Industries, Ltd.	24,000	117,079
Sumitomo Metal Mining Co., Ltd.	24,000	328,603
Sumitomo Mitsui Financial Group, Inc.	50,200	1,675,564
Sumitomo Mitsui Trust Holdings, Inc.	19,855	641,148
Sumitomo Precision Products Co., Ltd. (a)	46,000	148,995
Sumitomo Realty & Development Co., Ltd.	20,000	513,010
Sun Corp. (a)	3,000	21,389
Sun Frontier Fudousan Co., Ltd.	3,100	31,072
Suntory Beverage & Food, Ltd.	5,000	214,783
Suruga Bank, Ltd. (a)	6,700	159,387
Suzuki Motor Corp.	17,200	570,701
Sysmex Corp. (a)	5,800	426,129
T&D Holdings, Inc.	36,100	402,656
Tadano, Ltd.	6,000	58,421
Taiheiyo Cement Corp.	23,000	65,640
Taisei Corp.	64,438	480,429
Taisho Pharmaceutical Holdings Co., Ltd. (a)	2,100	214,013
Taiyo Yuden Co., Ltd. (a)	17,200	167,813
Takeda Pharmaceutical Co., Ltd.	32,465	1,546,227
Takeuchi Manufacturing Co., Ltd.	14,400	239,325
TDK Corp.	9,055	599,106
Teijin, Ltd.	24,710	475,338
Temp Holdings Co., Ltd.	5,700	99,348

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Terumo Corp.	24,200	$923,646
THK Co., Ltd.	5,400	105,158
Tobu Railway Co., Ltd.	47,000	238,098
Toho Bank, Ltd.	12,101	42,302
Tohoku Electric Power Co., Inc.	38,000	493,458
Tokio Marine Holdings, Inc.	31,265	1,183,726
Tokyo Dome Corp.	29,000	270,054
Tokyo Electric Power Co. Holdings, Inc. (b) .	48,175	206,943
Tokyo Electron, Ltd.	8,455	741,174
Tokyo Gas Co., Ltd.	121,475	536,930
Tokyo Tatemono Co., Ltd.	6,100	72,707
Tokyu Corp.	50,550	383,374
Tokyu Fudosan Holdings Corp.	16,300	87,725
Toppan Printing Co., Ltd.	28,000	251,064
Toray Industries, Inc.	101,550	981,755
Toshiba Corp. (a) (b)	196,513	650,095
TOTO, Ltd. (a)	4,000	149,904
Toyo Suisan Kaisha, Ltd.	3,000	126,500
Toyo Tire & Rubber Co., Ltd.	6,100	84,936
Toyota Industries Corp.	6,800	312,250
Toyota Motor Corp.	107,488	6,134,135
Toyota Tsusho Corp.	6,200	142,717
Trend Micro, Inc.	4,500	155,977
Tsuruha Holdings, Inc.	1,500	172,419
Unicharm Corp. (a)	14,600	376,084
United Urban Investment Corp.	55	100,207
Usen Corp. (a)	28,530	87,056
USS Co., Ltd.	7,610	127,604
Warabeya Nichiyo Holdings Co., Ltd.	12,200	254,686
West Japan Railway Co.	6,100	375,765
Yahoo! Japan Corp. (a)	41,600	165,143
Yakult Honsha Co., Ltd. (a)	4,200	188,298
Yamada Denki Co., Ltd.	64,080	316,398
Yamagata Bank, Ltd. (a)	106,176	445,611
Yamaha Corp. (a)	7,800	250,333
Yamaha Motor Co., Ltd.	8,900	177,534
Yamanashi Chuo Bank, Ltd.	7,550	32,358
Yamato Holdings Co., Ltd. (a)	12,800	296,221
Yamazaki Baking Co., Ltd.	7,000	171,086
Yaskawa Electric Corp.	7,700	113,905
Yokogawa Electric Corp.	7,400	97,556
Zenrin Co., Ltd.	22,700	400,133

		144,043,507

JORDAN — 0.0% (g)
Hikma Pharmaceuticals PLC	5,068	132,852

LUXEMBOURG — 0.2%
APERAM SA	1,642	74,190
ArcelorMittal (b)	67,362	412,421
Millicom International Cellular SA SDR	2,137	110,998
RTL Group SA	1,380	114,918
SES SA	12,240	300,347
Tenaris SA	13,616	194,025

		1,206,899

MACAU — 0.0% (g)
MGM China Holdings, Ltd.	21,600	37,486
Wynn Macau, Ltd. (a)	38,000	62,909

		100,395

MALTA — 0.0% (g)
Catena Media PLC (b)	7,575	68,523

MEXICO — 0.0% (g)
Fresnillo PLC	7,200	169,660

NETHERLANDS — 3.3%
Aegon NV.	82,149	314,900
AerCap Holdings NV (b)	2,974	114,469
Akzo Nobel NV	12,924	875,651
Altice NV Class A (b)	11,392	204,453
ASML Holding NV	18,786	2,062,403
Constellium NV Class A (b)	2,946	21,211
Fugro NV (a) (b)	4,836	78,287
Gemalto NV	2,616	167,807
Heineken Holding NV	3,477	278,914
Heineken NV	7,889	694,270
ING Groep NV.	150,063	1,853,363
Koninklijke Ahold Delhaize NV	57,985	1,322,168
Koninklijke DSM NV	10,312	697,172
Koninklijke KPN NV	166,433	552,696
Koninklijke Philips NV	46,646	1,382,860
NN Group NV	10,720	329,489
NXP Semiconductors NV (b)	12,488	1,273,901
OCI NV (a) (b)	1,450	21,404
PostNL NV (b)	28,657	130,139
Randstad Holding NV	2,330	106,178
Royal Dutch Shell PLC Class A	173,648	4,317,386
Royal Dutch Shell PLC Class B	127,945	3,319,025
SBM Offshore NV	15,131	215,018
Wolters Kluwer NV	11,012	471,437

		20,804,601

NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a) (b)	102,834	136,849
Air New Zealand, Ltd.	45,569	61,636
Auckland International Airport, Ltd.	19,119	102,189
Fisher & Paykel Healthcare Corp., Ltd.	88,300	642,760
Fletcher Building, Ltd.	12,927	100,867
Goodman Property Trust	84,339	80,037
Infratil, Ltd.	36,049	84,936
Investore Property, Ltd. (b)	14,724	16,918
Kiwi Property Group, Ltd.	86,032	93,844
Property for Industry, Ltd.	85,326	101,760
Steel & Tube Holdings, Ltd.	53,837	87,305
Stride Property Group (a)	55,629	80,098
Vital Healthcare Property Trust	73,713	120,073
Xero, Ltd. (b)	3,895	54,808

		1,764,080

NORWAY — 0.6%
Akastor ASA (a) (b)	5,037	5,363
Aker Solutions ASA (b)	5,037	23,558
DNB ASA	43,659	571,938
DNO ASA (b)	28,949	29,357
Marine Harvest ASA (b)	12,495	223,720
Norsk Hydro ASA	73,205	315,543
Orkla ASA	70,133	724,821
Schibsted ASA Class A	2,543	74,677
Schibsted ASA Class B	2,445	65,497
Statoil ASA (a)	40,665	681,286
Storebrand ASA (b)	40,588	200,596

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Telenor ASA	37,204	$638,198
TGS Nopec Geophysical Co. ASA	4,119	74,214
Yara International ASA	12,260	407,424

		4,036,192

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a) (b)	1,650,332	28,561
EDP — Energias de Portugal SA	124,685	418,822
Galp Energia SGPS SA	15,205	207,868
Mota-Engil SGPS SA (a)	19,666	37,770
NOS SGPS SA	46,631	317,411
Pharol SGPS SA	53,933	14,546

		1,024,978

SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	105,998	109,228
Ascendas REIT	76,715	141,789
Ascendas Hospitality Trust (a)	151,000	81,400
Cache Logistics Trust	122,000	80,084
CapitaLand, Ltd.	236,000	553,889
City Developments, Ltd.	18,200	121,071
ComfortDelGro Corp., Ltd.	77,600	159,930
COSCO Corp. Singapore, Ltd. (a) (b)	446,600	86,801
Croesus Retail Trust	270,196	169,436
DBS Group Holdings, Ltd.	66,740	753,331
Genting Singapore PLC	479,300	263,651
Global Logistic Properties, Ltd.	64,000	87,777
IGG, Inc.	60,000	39,840
InterOil Corp. (b)	1,650	84,018
Jardine Cycle & Carriage, Ltd.	3,333	104,699
Keppel REIT	31,313	25,607
Keppel Corp., Ltd. (a)	124,975	494,052
Lippo Malls Indonesia Retail Trust	709,300	195,084
Oversea-Chinese Banking Corp., Ltd.	108,437	687,946
Sembcorp Industries, Ltd. (a)	32,000	60,787
Singapore Airlines, Ltd.	41,456	319,559
Singapore Exchange, Ltd.	30,100	163,586
Singapore Press Holdings, Ltd. (a)	58,000	162,074
Singapore Telecommunications, Ltd.	282,600	822,855
Soilbuild Business Space REIT	201,300	103,348
United Overseas Bank, Ltd.	42,838	591,617
UOL Group, Ltd.	23,028	94,750
Wilmar International, Ltd.	117,000	276,314

		6,834,523

SOUTH AFRICA — 0.1%
Investec PLC	20,547	125,713
Lonmin PLC (a) (b)	7,864	20,482
Mondi PLC	26,342	555,362

		701,557

SOUTH KOREA — 4.7%
Advanced Process Systems Corp. (b)	3,068	68,249
Amorepacific Corp.	956	337,662
Asiana Airlines, Inc. (b)	28,472	124,865
BNK Financial Group, Inc.	12,205	95,082
Celltrion, Inc. (a) (b)	3,219	310,983
CJ CGV Co., Ltd. (a)	4,227	321,242
CMG Pharmaceutical Co., Ltd. (b)	8,370	29,867
Coway Co., Ltd.	1,434	124,214
Crown Confectionery Co., Ltd. (a)	4,554	121,567

CUROCOM Co., Ltd. (a) (b)	12,987	42,746
Dae Han Flour Mills Co., Ltd.	1,590	261,307
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b) (c)	3,626	14,750
Digitech Systems Co., Ltd. (b) (f)	19,094	—
DIO Corp. (b)	1,416	66,213
Dongkuk Industries Co., Ltd.	56,766	273,174
Dongwon F&B Co., Ltd.	835	170,965
Dongwon Industries Co., Ltd. (a)	926	253,497
DY Corp.	9,410	54,682
E-MART, Inc.	654	93,526
Eyegene, Inc. (b)	2,656	41,600
Genic Co., Ltd. (b)	5,890	116,586
GS Home Shopping, Inc.	820	122,626
Hana Financial Group, Inc.	9,307	235,348
Hana Tour Service, Inc. (a)	2,878	182,137
Hancom, Inc.	6,688	104,448
Hankook Shell Oil Co., Ltd.	328	133,868
Hankook Tire Co., Ltd.	1,612	86,941
Hanssem Co., Ltd.	1,706	272,625
Harim Co., Ltd. (a) (b)	25,685	109,727
Hotel Shilla Co., Ltd.	3,445	189,243
HS Industries Co., Ltd.	6,801	56,935
Huons Co., Ltd. (b)	1,845	107,381
Huons Global Co., Ltd.	1,721	72,193
Hyundai Elevator Co., Ltd. (b)	2,302	141,922
Hyundai Engineering Plastics Co., Ltd.	40,262	354,602
Hyundai Glovis Co., Ltd.	543	89,239
Hyundai Heavy Industries Co., Ltd. (b)	1,427	178,804
Hyundai Hy Communications & Network Co., Ltd.	40,039	130,694
Hyundai Mobis Co., Ltd.	2,171	542,085
Hyundai Motor Co.	5,501	676,793
Hyundai Motor Co. Preference Shares	895	85,733
Hyundai Securities Co., Ltd.	44,394	288,207
Hyundai Steel Co.	1,874	86,439
Infinitt Healthcare Co., Ltd. (b)	13,675	105,789
Interpark Holdings Corp.	9,461	43,381
Jeil Pharmaceutical Co.	595	56,456
Jenax, Inc. (a) (b)	14,379	417,133
JoyCity Corp. (b)	3,134	73,416
Kangstem Biotech Co., Ltd. (b)	2,739	32,455
Kangwon Land, Inc.	3,305	117,934
KB Capital Co., Ltd.	4,150	99,101
KB Financial Group, Inc.	12,194	419,070
KCC Corp.	176	63,202
Kia Motors Corp.	7,942	303,950
KIWOOM Securities Co., Ltd.	6,288	408,790
Koh Young Technology, Inc.	10,555	437,496
Korea Electric Power Corp. ADR	27,355	666,915
Korea Zinc Co., Ltd.	540	235,838
Korean Air Lines Co., Ltd. (b)	2,589	82,159
KT Corp. ADR (a)	25,700	412,485
KT&G Corp.	3,867	438,893
Ktis Corp.	22,259	78,923
KyungDong City Gas Co., Ltd.	1,472	101,577
LabGenomics Co., Ltd. (b)	3,477	45,461
LG Chem, Ltd.	1,590	348,649
LG Chem, Ltd. Preference Shares	675	100,819
LG Display Co., Ltd.	7,927	202,251

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

LG Display Co., Ltd. ADR	35,738	$454,587
LG Electronics, Inc.	4,484	195,019
LG Household & Health Care, Ltd.	370	320,834
LG Uplus Corp.	8,284	88,380
Lotte Chemical Corp.	523	141,512
Lotte Food Co., Ltd.	347	216,452
Lotte Shopping Co., Ltd.	198	37,124
Medy-Tox, Inc.	649	265,469
Modetour Network, Inc.	9,768	255,431
Muhak Co., Ltd. (a)	8,951	194,242
Multicampus Co., Ltd.	4,974	186,974
NAVER Corp.	1,143	916,393
NCSoft Corp.	593	159,106
Nexon GT Co., Ltd. (a) (b)	7,969	57,379
NHN Entertainment Corp. (b)	515	27,916
OCI Co., Ltd. (a) (b)	602	51,107
Orientbio, Inc. (b)	19,439	36,536
Orion Corp.	111	83,350
Ottogi Corp.	295	200,890
POSCO ADR	17,580	897,986
S-1 Corp.	1,373	126,535
Sajo Industries Co., Ltd. (a) (b)	5,487	326,325
Samchuly Bicycle Co., Ltd.	5,420	68,897
Samsung C&T Corp.	3,364	455,111
Samsung Electronics Co., Ltd. GDR	10,154	7,336,265
Samsung Engineering Co., Ltd. (b)	5,356	52,522
Samsung Fire & Marine Insurance Co., Ltd.	1,005	255,048
Samsung Heavy Industries Co., Ltd. (b)	5,792	49,277
Samsung Life Insurance Co., Ltd.	2,930	280,669
Samsung SDI Co., Ltd.	1,114	97,103
Samsung SDS Co., Ltd.	1,371	191,705
Shinhan Financial Group Co., Ltd.	15,135	551,750
Shinsegae Food Co., Ltd.	2,086	291,682
SK Bioland Co., Ltd. (a)	9,903	191,073
SK Holdings Co., Ltd.	922	177,477
SK Hynix, Inc.	18,616	679,496
SK Innovation Co., Ltd.	4,354	638,463
SK Telecom Co., Ltd. ADR	21,424	484,182
Woori Bank	7,206	74,589
Youlchon Chemical Co., Ltd.	8,274	102,923
Yungjin Pharmaceutical Co., Ltd. (b)	5,405	60,854

		29,741,543

SPAIN — 2.5%
Abertis Infraestructuras SA	17,745	276,394
Acciona SA	964	72,877
Acerinox SA (a)	5,186	68,625
ACS Actividades de Construccion y Servicios SA	7,090	214,332
Aena SA (e)	2,679	395,300
Amadeus IT Group SA Class A	16,334	816,298
Atresmedia Corp. de Medios de Comunicacion SA	8,346	91,541
Banco Bilbao Vizcaya Argentaria SA	240,592	1,455,171
Banco de Sabadell SA (a)	174,825	223,974
Banco Popular Espanol SA	135,559	167,728
Banco Santander SA	526,007	2,333,177
Bankia SA	109,109	89,510
Bankinter SA	29,970	213,264

Bolsas y Mercados Espanoles SHMSF SA	2,683	79,736
CaixaBank SA	87,188	220,361
Cellnex Telecom SA (e)	5,452	98,644
Distribuidora Internacional de Alimentacion SA	28,020	173,535
Ebro Foods SA	3,761	87,491
Enagas SA	8,283	249,233
Endesa SA	11,593	248,578
Faes Farma SA	9,902	38,224
Ferrovial SA	15,932	339,288
Gamesa Corp. Tecnologica SA	8,148	195,176
Gas Natural SDG SA	13,149	270,342
Grifols SA	14,969	322,649
Grifols SA Class B, Preference Shares	9,483	151,969
Iberdrola SA	223,561	1,520,492
Indra Sistemas SA (a) (b)	18,260	244,913
Industria de Diseno Textil SA	40,953	1,518,759
Inmobiliaria Colonial SA	10,687	77,753
Let’s GOWEX SA (a) (b) (f)	4,019	—
Mapfre SA	35,136	98,320
Mediaset Espana Comunicacion SA	7,334	86,953
Merlin Properties Socimi SA	11,517	136,352
NH Hotel Group SA (b)	31,055	141,692
Pharma Mar SA (a) (b)	38,557	122,625
Red Electrica Corp. SA	15,813	341,285
Repsol SA.	50,202	681,235
Sacyr SA (a)	18,355	38,738
Telefonica SA	163,469	1,656,114
Viscofan SA	1,545	83,619

		15,642,267

SWEDEN — 2.8%
AddLife AB (b)	1,730	27,614
AddTech AB Class B	7,161	112,212
Alfa Laval AB (a)	30,412	477,439
Assa Abloy AB Class B	36,196	736,392
Atlas Copco AB Class A	23,822	718,214
Atlas Copco AB Class B	14,596	399,340
Bilia AB Class A	5,490	135,529
BillerudKorsnas AB	6,479	114,797
Boliden AB	27,472	646,445
Castellum AB	9,734	145,998
Electrolux AB Series B	17,627	442,558
Elekta AB Class B	9,527	92,352
Getinge AB Class B (a)	3,249	63,066
Hennes & Mauritz AB Class B	37,231	1,051,650
Hexagon AB Class B	7,366	322,070
Hexpol AB (a)	11,420	102,505
Husqvarna AB Class B	15,014	131,171
ICA Gruppen AB (a)	2,818	93,183
Industrivarden AB Class A	7,080	141,230
Industrivarden AB Class C	5,978	110,735
Investor AB Class A	4,894	175,826
Investor AB Class B	13,557	496,397
JM AB (a)	3,019	82,598
Karo Pharma AB (a) (b)	42,874	187,662
Kinnevik AB Class B	11,777	300,769
KNOW IT AB	13,982	130,560
Lagercrantz Group AB Class B	18,600	183,451

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Lundin Petroleum AB (b)	8,321	$152,388
NetEnt AB (b)	51,877	475,330
Nibe Industrier AB Class B	12,049	107,377
Nordea Bank AB	116,427	1,157,149
Opus Group AB	53,781	44,570
Orexo AB (a) (b)	4,027	21,951
Qliro Group AB (a) (b)	42,021	58,121
SAAB AB Class B	3,639	129,719
Sandvik AB (a)	56,197	618,879
Securitas AB Class B	11,684	196,111
Skandinaviska Enskilda Banken AB Class A .	63,435	638,245
Skanska AB Class B	14,604	341,432
SKF AB Class A	9,587	166,061
SKF AB Class B	13,333	230,480
Svenska Cellulosa AB SCA Class B	17,992	535,094
Svenska Handelsbanken AB Class A	54,352	747,963
Swedbank AB Class A	37,605	884,885
Swedish Match AB	5,778	212,306
Swedish Orphan Biovitrum AB (b)	8,046	100,112
Tele2 AB Class B	28,483	246,185
Telefonaktiebolaget LM Ericsson Class B	137,889	997,061
Telia Co. AB	92,528	414,936
Tethys Oil AB	11,264	79,542
Trelleborg AB Class B	8,843	173,404
Volvo AB Class B	132,688	1,516,231

		17,867,295

SWITZERLAND — 7.5%
ABB, Ltd. (b)	73,123	1,645,154
Actelion, Ltd. (b)	3,921	680,330
Adecco Group AG	10,941	617,364
Aryzta AG (a) (b)	1,368	60,836
Baloise Holding AG	1,834	222,297
Chocoladefabriken Lindt & Spruengli AG (d)	42	243,274
Chocoladefabriken Lindt & Spruengli AG (d)	5	341,990
Cie Financiere Richemont SA	19,052	1,163,481
Clariant AG (b)	10,426	179,825
Coca-Cola HBC AG (b)	6,349	147,792
Comet Holding AG (b)	183	167,634
Credit Suisse Group AG (b)	60,727	796,204
Galenica AG	141	149,960
Geberit AG	1,398	613,482
Givaudan SA	334	681,161
Glencore PLC (b)	415,947	1,146,278
Julius Baer Group, Ltd. (b)	12,020	490,149
Kuehne + Nagel International AG	4,409	641,293
LafargeHolcim, Ltd. (b) (d)	369	19,928
LafargeHolcim, Ltd. (b) (d)	21,218	1,149,108
Leonteq AG (a) (b)	1,676	90,854
Logitech International SA (a)	6,138	138,032
Lonza Group AG (b)	1,939	371,238
Meyer Burger Technology AG (b)	4,558	15,610
Nestle SA	116,398	9,191,528
Novartis AG	100,120	7,890,621
Partners Group Holding AG	408	206,231
PSP Swiss Property AG	1,428	136,260

Roche Holding AG	26,646	6,624,392
Schindler Holding AG	1,623	305,045
SGS SA	418	937,848
Sika AG	71	345,991
Sonova Holding AG	2,069	293,468
STMicroelectronics NV	29,822	242,976
Sulzer AG	3,066	321,339
Swatch Group AG (a) (d)	2,149	608,965
Swatch Group AG (d)	2,128	118,539
Swiss Life Holding AG (b)	1,169	303,284
Swiss Prime Site AG (b)	2,549	224,030
Swiss Re AG	12,761	1,153,808
Swisscom AG	923	439,601
Syngenta AG	4,486	1,966,732
Temenos Group AG (b)	3,517	222,035
u-blox Holding AG (b)	658	142,474
UBS Group AG	140,288	1,914,597
Wolseley PLC	13,119	742,161
Zurich Insurance Group AG (b)	6,203	1,599,701

		47,704,900

UNITED KINGDOM — 14.0%
3i Group PLC	75,586	638,701
Aberdeen Asset Management PLC	40,812	172,987
Admiral Group PLC	8,950	238,218
Afren PLC (a) (b) (f)	55,933	—
Aggreko PLC.	7,912	97,998
Amec Foster Wheeler PLC	33,208	246,529
Anglo American PLC (b)	56,609	711,526
Ashtead Group PLC	15,966	263,603
Associated British Foods PLC	13,010	439,400
AstraZeneca PLC	49,425	3,212,722
Auto Trader Group PLC (e)	27,158	143,053
Aviva PLC.	185,346	1,060,567
Avon Rubber PLC	16,731	219,509
Babcock International Group PLC	18,858	253,539
BAE Systems PLC	113,913	775,378
Balfour Beatty PLC (b)	97,786	354,905
Barclays PLC	503,354	1,097,172
Barratt Developments PLC	58,618	376,384
BBA Aviation PLC	42,803	138,947
Bellway PLC	3,706	114,046
Berkeley Group Holdings PLC	3,873	129,801
Big Yellow Group PLC REIT	10,146	102,801
Booker Group PLC	60,607	140,137
BP PLC	697,648	4,078,101
British American Tobacco PLC	70,868	4,538,436
British Land Co. PLC REIT	62,931	517,052
Britvic PLC	7,864	61,598
BT Group PLC	343,619	1,736,568
BTG PLC (b)	13,763	113,347
Bunzl PLC	12,099	358,339
Burberry Group PLC	19,979	357,888
Cairn Energy PLC (b)	15,926	38,893
Capita PLC	33,938	295,373
Capital & Counties Properties PLC	27,216	101,818
Carnival PLC	11,566	566,113
Centamin PLC	82,832	159,677
Centrica PLC	237,277	703,364
CNH Industrial NV	36,228	259,342

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Cobham PLC	45,483	$99,081
Coca-Cola European Partners PLC	8,405	335,360
Compass Group PLC	63,317	1,229,619
Concentric AB	6,031	81,306
Croda International PLC	2,648	119,841
CYBG PLC (b)	26,866	90,255
Daily Mail & General Trust PLC Class A	8,272	79,999
DCC PLC	3,107	283,529
Derwent London PLC	4,095	138,358
Diageo PLC.	98,902	2,839,911
Dialog Semiconductor PLC (b)	2,843	109,635
Direct Line Insurance Group PLC	52,130	247,031
Dixons Carphone PLC	36,972	176,978
Drax Group PLC	13,989	55,496
DS Smith PLC	20,086	100,270
easyJet PLC.	9,137	119,520
Fiat Chrysler Automobiles NV (a)	38,866	246,779
Firstgroup PLC (b)	125,958	172,946
Foxtons Group PLC	13,261	17,269
G4S PLC	131,997	390,595
GKN PLC	62,451	259,840
GlaxoSmithKline PLC	189,461	4,043,584
Grafton Group PLC	7,898	51,082
Great Portland Estates PLC REIT	12,552	103,211
Greene King PLC	11,182	112,427
Halma PLC	13,790	187,910
Hammerson PLC	27,698	211,201
Hansteen Holdings PLC (a)	48,195	72,810
Hargreaves Lansdown PLC	7,159	118,383
Hays PLC	50,360	84,912
Henderson Group PLC	39,316	118,486
Hiscox, Ltd.	10,660	144,289
HomeServe PLC	14,575	109,054
Howden Joinery Group PLC	21,624	121,431
HSBC Holdings PLC	712,245	5,354,168
ICAP PLC.	58,112	351,847
IG Group Holdings PLC	13,159	148,885
IMI PLC	8,404	117,246
Imperial Brands PLC	34,789	1,795,661
Inchcape PLC	15,095	129,121
Indivior PLC	29,274	116,553
Informa PLC	22,673	209,700
Inmarsat PLC.	11,158	102,184
InterContinental Hotels Group PLC	7,875	325,302
International Consolidated Airlines Group SA	24,632	127,604
International Personal Finance PLC	12,198	41,198
Intertek Group PLC	6,094	276,193
Intu Properties PLC	29,573	113,863
IP Group PLC (b)	25,459	55,494
ITV PLC.	132,252	321,601
J Sainsbury PLC	89,018	284,229
John Wood Group PLC	12,873	127,004
Johnson Matthey PLC	7,185	307,439
Keller Group PLC	3,649	41,618
Kingfisher PLC	141,449	692,525
Land Securities Group PLC REIT	47,531	653,238
Legal & General Group PLC	213,416	606,296
Lloyds Banking Group PLC	2,131,235	1,510,203
London Stock Exchange Group PLC	8,698	316,364

Man Group PLC	99,544	145,600
Marks & Spencer Group PLC	90,705	390,121
Meggitt PLC	22,821	133,697
Micro Focus International PLC	8,176	233,441
National Grid PLC	155,690	2,208,475
Next PLC	7,727	479,385
Ocado Group PLC (a) (b)	14,421	49,548
Old Mutual PLC	272,214	715,698
Ophir Energy PLC (b)	21,392	21,466
Pearson PLC	43,075	421,337
Pennon Group PLC	15,017	174,003
Persimmon PLC	19,178	452,157
Petrofac, Ltd.	8,633	99,975
Provident Financial PLC	2,397	94,439
Prudential PLC	92,134	1,635,455
Randgold Resources, Ltd.	6,252	632,247
Reckitt Benckiser Group PLC	23,925	2,257,858
RELX NV.	38,208	686,796
RELX PLC	44,167	839,366
Rentokil Initial PLC	66,762	192,787
Rightmove PLC	3,713	203,635
Rio Tinto PLC	42,656	1,426,534
Rio Tinto, Ltd.	10,967	433,137
Rolls-Royce Holdings PLC (b)	78,719	736,243
Royal Bank of Scotland Group PLC (b)	63,473	147,423
Royal Mail PLC	16,518	105,031
RSA Insurance Group PLC	53,358	378,444
SABMiller PLC	40,242	2,349,732
Sage Group PLC	40,502	388,277
Schroders PLC	4,122	144,357
Seadrill, Ltd. (a) (b)	7,100	17,163
Segro PLC	28,037	165,274
Serco Group PLC (b)	65,359	110,966
Severn Trent PLC	8,601	279,876
Shaftesbury PLC	10,062	126,784
Sky PLC	48,198	559,726
Smith & Nephew PLC	34,543	558,200
Smiths Group PLC	35,565	676,352
Spirax-Sarco Engineering PLC	2,620	152,982
Sports Direct International PLC (a) (b)	5,658	21,116
SSE PLC	51,667	1,052,370
St James’s Place PLC	18,894	232,671
Standard Chartered PLC (b)	104,966	856,692
Standard Life PLC	122,176	545,792
TalkTalk Telecom Group PLC (a)	15,695	41,183
Tate & Lyle PLC	32,879	319,897
Taylor Wimpey PLC	88,928	178,012
Telecom Plus PLC	2,270	32,613
Tesco PLC (b)	342,885	814,873
Thomas Cook Group PLC (a) (b)	38,705	34,792
Travis Perkins PLC	5,777	115,867
Trinity Mirror PLC	17,051	20,211
Tullow Oil PLC (a) (b)	44,614	146,681
UBM PLC.	14,209	131,787
Unilever NV	72,242	3,334,697
Unilever PLC	52,953	2,513,782
United Utilities Group PLC	25,646	334,141
Victrex PLC (a)	3,432	69,904
Vodafone Group PLC	1,038,390	2,991,116
Weir Group PLC	4,106	90,673

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Whitbread PLC	6,815	$346,671
William Hill PLC	51,950	205,283
Wm Morrison Supermarkets PLC	142,384	403,021
Workspace Group PLC	8,519	77,242
Worldpay Group PLC (e)	51,478	198,069
WPP PLC	48,447	1,141,598
Xaar PLC	6,415	41,665

		88,728,172

UNITED STATES — 0.7%
Argonaut Gold, Inc. (b)	12,717	33,383
Fleetmatics Group PLC (b)	1,952	117,081
Flex, Ltd. (b)	49,790	678,140
ICON PLC (b)	2,204	170,523
Mobileye NV (b)	4,986	212,254
QIAGEN NV (b)	8,749	240,936
REC Silicon ASA (a) (b)	109,591	15,275
Shire PLC	32,671	2,121,133
Stratasys, Ltd. (b)	1,701	40,977
Tahoe Resources, Inc. (a)	5,200	66,551
Thomson Reuters Corp. (a)	15,406	635,933
Valeant Pharmaceuticals International, Inc. (b)	12,235	299,673

		4,631,859

TOTAL COMMON STOCKS (Cost $672,268,487)		629,790,740

RIGHTS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
Asiana Airlines, Inc. (expiring 11/3/16) (b) (c)	4,851	—
CMG Pharmaceutical Co., Ltd. (expiring 11/3/16) (b) (c)	1,830	1,512
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16) (b) (c)	3,596	7,183

		8,695

TOTAL RIGHTS (Cost $23,047)		8,695

WARRANTS — 0.0% (g)
FRANCE — 0.0% (g)
Peugeot SA (expiring 4/29/17) (b) (Cost $15,679)	13,373	37,571

SHORT-TERM INVESTMENTS — 4.4%
UNITED STATES — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (h) (i)	365,689	365,689
State Street Navigator Securities Lending Prime Portfolio (i) (j)	27,460,160	27,460,160

		27,825,849

TOTAL SHORT-TERM INVESTMENTS (Cost $27,825,849)		27,825,849

TOTAL INVESTMENTS — 103.6% (Cost $700,133,062)		657,662,855
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(22,830,303)

NET ASSETS — 100.0%		$634,832,552

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $328,077, representing 0.0% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$37,757,231	$2,746	$—		$37,759,977
Austria	1,214,974	—	—		1,214,974
Belgium	7,806,051	—	—		7,806,051
Canada	51,558,026	—	—		51,558,026
Chile	85,023	—	—		85,023
China	460,679	67,771	—		528,450
Denmark	9,080,675	—	—		9,080,675
Egypt	35,473	—	—		35,473
Finland	6,451,590	—	—		6,451,590
France	47,033,788	105,174	—		47,138,962
Germany	45,113,749	—	—		45,113,749
Hong Kong	19,407,892	—	—		19,407,892
Ireland	4,039,511	—	0	(a)	4,039,511
Israel	4,190,568	—	—		4,190,568
Italy	10,176,016	—	—		10,176,016
Japan	143,914,566	128,941	—		144,043,507
Jordan	132,852	—	—		132,852
Luxembourg	1,206,899	—	—		1,206,899
Macau	100,395	—	—		100,395
Malta	68,523	—	—		68,523
Mexico	169,660	—	—		169,660
Netherlands	20,804,601	—	—		20,804,601
New Zealand	1,764,080	—	—		1,764,080
Norway	4,036,192	—	—		4,036,192
Portugal	1,024,978	—	—		1,024,978
Singapore	6,834,523	—	—		6,834,523
South Africa	701,557	—	—		701,557
South Korea	29,726,793	14,750	0	(a)	29,741,543
Spain	15,642,267	—	0	(a)	15,642,267
Sweden	17,867,295	—	—		17,867,295
Switzerland	47,704,900	—	—		47,704,900
United Kingdom	88,728,172	—	0	(a)	88,728,172
United States	4,631,859	—	—		4,631,859
Rights
South Korea	—	8,695	—		8,695
Warrants
France	37,571	—	—		37,571
Short-Term Investments	27,825,849	—	—		27,825,849

TOTAL INVESTMENTS	$657,334,778	$328,077	$0		$657,662,855

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	363,149	$363,149	25,397,547	25,395,007	365,689	$365,689	$2,620	$—
State Street Navigator Securities Lending Prime Portfolio	49,401,027	49,401,027	208,419,240	230,360,107	27,460,160	27,460,160	520,914	—

TOTAL		$49,764,176				$27,825,849	$523,534	$—

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 6.9%
Abacus Property Group	133,218	$294,621
Aconex, Ltd. (a) (b)	105,138	534,234
Acrux, Ltd.	51,011	12,882
AET&D Holdings NO. 1 Pty, Ltd. (a) (b) (c)	110,316	—
Ainsworth Game Technology, Ltd.	59,961	103,242
ALE Property Group	69,834	231,397
Altium, Ltd. (a)	54,948	387,271
AP Eagers, Ltd.	31,341	245,114
APN News & Media, Ltd. (b)	79,590	207,690
APN Outdoor Group, Ltd.	83,785	352,641
ARB Corp., Ltd. (a)	14,849	206,356
Ardent Leisure Group	236,466	501,247
Arrium, Ltd. (b) (d)	1,727,582	29,085
Asaleo Care, Ltd.	173,364	210,940
Aspen Group	199,587	168,007
Astro Japan Property Group	29,866	161,813
Atlas Iron, Ltd. (a) (b)	3,956	30
Ausdrill, Ltd. (b)	531	587
Austal, Ltd.	138,572	155,882
Austbrokers Holdings, Ltd.	24,815	210,786
Australian Agricultural Co., Ltd. (b)	167,930	210,111
Australian Pharmaceutical Industries, Ltd.	65,895	97,322
Automotive Holdings Group, Ltd. (a)	60,628	198,573
Aveo Group	166,622	439,901
AWE, Ltd. (b)	262,753	124,665
BC Iron, Ltd. (b)	227	40
Beach Energy, Ltd. (a)	1,110,616	556,684
Beadell Resources, Ltd. (b)	478,018	153,637
Bega Cheese, Ltd.	50,927	258,773
Bellamy’s Australia, Ltd. (a)	33,783	336,340
Billabong International, Ltd. (b)	57,244	54,977
Bradken, Ltd. (b)	81,756	151,404
Breville Group, Ltd.	23,346	156,323
Brickworks, Ltd.	15,177	161,902
Brookside Energy, Ltd. (b)	71,817	659
Burson Group, Ltd.	89,092	413,157
Buru Energy, Ltd. (b)	772	118
BWP Trust	148,037	363,646
Cabcharge Australia, Ltd. (a)	54,043	141,439
Cardno, Ltd. (a)	91,277	62,865
Cash Converters International, Ltd.	28,459	6,969
Central Petroleum, Ltd. (b)	1,399	118
Charter Hall Group	113,695	444,596
Charter Hall Retail REIT	218,565	707,497
Civmec, Ltd.	231,300	55,134
Cleanaway Waste Management, Ltd.	655,712	561,998
Collins Foods, Ltd.	30,398	105,377
Cooper Energy, Ltd. (b)	1,163	325
Corporate Travel Management, Ltd. (a)	44,343	598,926
Cover-More Group, Ltd. (a)	128,775	142,890
Credit Corp. Group, Ltd.	24,326	346,620
Cromwell Property Group	423,983	304,986
CSG, Ltd.	193,452	188,010
CSR, Ltd.	296,127	820,333
Data#3, Ltd.	503	564
Decmil Group, Ltd.	30,112	24,080

Downer EDI, Ltd.	207,911	857,570
DuluxGroup, Ltd.	76,122	384,466
Eclipx Group, Ltd.	122,174	380,519
Emeco Holdings, Ltd. (b)	2,262	106
ERM Power, Ltd. (a)	129,152	114,647
Estia Health, Ltd. (a)	89,608	227,661
Event Hospitality &Entertainment, Ltd.	46,570	537,417
Evolution Mining, Ltd.	3,339	6,413
Fairfax Media, Ltd.	932,071	674,038
Fleetwood Corp., Ltd. (b)	2,223	3,317
FlexiGroup, Ltd.	98,573	175,005
Folkestone Education Trust	115,053	229,796
G8 Education, Ltd. (a)	151,218	351,788
Galaxy Resources, Ltd. (b)	720,210	179,121
Gateway Lifestyle	148,047	242,447
GDI Property Group	192,840	140,930
GrainCorp, Ltd. Class A	61,587	369,966
Greencross, Ltd.	45,751	225,471
Greenland Minerals & Energy, Ltd. (b)	6,153	240
GUD Holdings, Ltd.	40,436	325,837
GWA Group, Ltd.	118,467	260,185
Hansen Technologies, Ltd.	86,193	308,689
Horizon Oil, Ltd. (b)	3,867	118
Hotel Property Investments	74,146	170,221
Icon Energy, Ltd. (b)	1,605	34
Imdex, Ltd. (b)	716	321
Independence Group NL	227,452	727,561
Industria REIT	87,937	143,336
Infigen Energy (a) (b)	850,620	524,004
Infomedia, Ltd.	319,351	196,729
Ingenia Communities Group	52,457	112,801
Intrepid Mines, Ltd. (b)	96	93
InvoCare, Ltd. (a)	200,307	2,132,194
IOOF Holdings, Ltd. (a)	98,123	651,019
IRESS, Ltd.	47,873	432,291
iSelect, Ltd.	145,231	206,717
iSentia Group, Ltd.	84,473	247,583
Jacana Minerals, Ltd. (a) (b) (c)	12,051	—
Japara Healthcare, Ltd. (a)	115,382	180,124
JB Hi-Fi, Ltd.	10,972	243,242
Karoon Gas Australia, Ltd. (b)	117,158	119,241
Kingsgate Consolidated, Ltd. (a) (b) (d)	102,641	32,204
Liquefied Natural Gas, Ltd. (a) (b)	210,989	102,527
Lynas Corp., Ltd. (b)	710,938	29,923
MACA, Ltd.	26,378	35,022
Mantra Group, Ltd.	128,984	316,843
McMillan Shakespeare, Ltd. (a)	37,057	335,190
Medusa Mining, Ltd. (b)	90,428	50,516
Melbourne IT, Ltd.	510	749
Mesoblast, Ltd. (a) (b)	102,664	87,991
Metals X, Ltd.	170,999	197,594
Metcash, Ltd. (b)	397,230	635,319
Mincor Resources NL (b)	632	177
Mineral Deposits, Ltd. (b)	86	28
Mineral Resources, Ltd.	76,259	646,014
MMA Offshore, Ltd. (a)	94,998	26,171
Monadelphous Group, Ltd. (a)	66,230	460,197
Mount Gibson Iron, Ltd. (b)	467,604	103,772
Myer Holdings, Ltd. (a)	398,199	355,001
MYOB Group, Ltd.	102,924	293,785

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Nanosonics, Ltd. (b)	138,299	$358,775
Navitas, Ltd.	128,892	513,886
New South Resources, Ltd. (a) (b)	193,140	237,220
NEXTDC, Ltd. (b)	168,420	543,888
nib holdings, Ltd.	193,543	693,149
Nine Entertainment Co. Holdings, Ltd. (a)	212,006	171,161
NRW Holdings, Ltd. (b)	454	217
Nufarm, Ltd.	109,484	785,044
OM Holdings, Ltd. (b)	1,216	73
oOh!media, Ltd.	80,520	307,474
Orocobre, Ltd. (b)	81,949	233,914
OZ Minerals, Ltd.	100,276	466,556
OzForex Group, Ltd. (a)	112,679	163,833
Pact Group Holdings, Ltd.	58,734	283,611
Paladin Energy, Ltd. (a) (b)	703,331	80,734
Peet, Ltd.	206,586	154,928
Perpetual, Ltd.	18,144	648,416
Perseus Mining, Ltd. (b)	276,471	115,305
Pilbara Minerals, Ltd. (b)	447,933	166,249
Primary Health Care, Ltd.	155,840	472,256
Programmed Maintenance Services, Ltd.	243,051	302,242
RCG Corp., Ltd.	172,970	215,756
RCR Tomlinson, Ltd.	44,609	95,925
Regis Resources, Ltd.	186,683	551,437
Reject Shop, Ltd.	17,889	144,972
Reliance Worldwide Corp., Ltd. (b)	168,518	399,771
Resapp Health, Ltd. (b)	333,174	124,421
Resolute Mining, Ltd.	322,438	486,089
Retail Food Group, Ltd. (a)	68,969	367,866
Ridley Corp., Ltd.	48,317	49,731
SAI Global, Ltd.	186,313	662,979
Sandfire Resources NL	50,589	195,115
Saracen Mineral Holdings, Ltd. (b)	241,832	266,489
Select Harvests, Ltd. (a)	28,557	123,908
Senex Energy, Ltd. (b)	533,875	98,052
Seven West Media, Ltd.	425,947	237,948
SG Fleet Group, Ltd.	65,900	215,336
Shopping Centres Australasia Property Group.	259,940	447,568
Sigma Pharmaceuticals, Ltd.	1,205,074	1,304,889
Silver Chef, Ltd.	9,314	82,323
Silver Lake Resources, Ltd. (a) (b)	254,865	104,344
Sino Gas & Energy Holdings, Ltd. (b)	581,801	42,741
Sirtex Medical, Ltd. (a)	29,654	715,956
Slater & Gordon, Ltd. (a)	139,543	40,045
Southern Cross Media Group, Ltd.	444,080	497,854
Spotless Group Holdings, Ltd.	439,804	360,119
St. Barbara, Ltd. (b)	244,815	597,630
Starpharma Holdings, Ltd. (b)	123,574	61,467
Steadfast Group, Ltd.	217,808	380,025
Strandline Resources, Ltd. (b)	46,450	213
Structural Monitoring Systems PLC (b)	57,532	118,871
Sundance Energy Australia, Ltd. (a) (b)	171,846	21,698
Sundance Resources, Ltd. (b)	11,034	25
Sunland Group, Ltd.	25,688	30,076
Super Retail Group, Ltd.	47,909	373,223
Syrah Resources, Ltd. (a) (b)	91,895	308,013
Tap Oil, Ltd. (b)	666	46

Tassal Group, Ltd.	38,440	118,547
Technology One, Ltd.	114,909	522,329
Ten Network Holdings, Ltd. (b)	53,310	56,094
TFS Corp., Ltd. (a)	133,494	152,213
Tiger Resources, Ltd. (a) (b)	2,264	36
Tox Free Solutions, Ltd.	28,550	50,032
UGL, Ltd. (a) (b)	70,615	115,642
Village Roadshow, Ltd.	6,870	26,023
Virgin Australia Holdings, Ltd. (b)	466,139	83,828
Virtus Health, Ltd.	15,043	88,640
Vista Group International, Ltd. (b)	74,704	353,111
Vita Group, Ltd.	64,903	246,349
Viva Energy REIT (b)	145,313	266,882
Webjet, Ltd.	55,959	496,743
Western Areas, Ltd. (a) (b)	102,997	226,997
Whitehaven Coal, Ltd. (b)	248,492	465,889
WorleyParsons, Ltd. (a)	87,035	554,808
WPP AUNZ, Ltd.	577,649	484,040

		48,727,120

AUSTRIA — 0.5%
CA Immobilien Anlagen AG (b)	20,480	390,572
Conwert Immobilien Invest SE (b)	23,490	442,299
DO & Co. AG	3,869	311,898
POLYTEC Holding AG	3,103	27,862
Porr AG	7,107	255,579
RHI AG (a)	11,695	310,960
S IMMO AG (b)	27,431	288,849
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,389	291,009
Semperit AG Holding	4,693	128,158
Wienerberger AG	47,048	799,168
Zumtobel Group AG	20,596	397,876

		3,644,230

BELGIUM — 1.3%
Ablynx NV (a) (b)	29,406	369,955
Aedifica SA (b)	5,479	475,651
AGFA-Gevaert NV (b)	180,112	567,760
Barco NV	15,959	1,252,740
Befimmo SA	2,767	167,201
Deceuninck NV	19,604	52,059
Econocom Group SA	22,085	331,832
Euronav NV	55,859	427,619
EVS Broadcast Equipment SA	14,138	568,642
Fagron (b)	13,904	151,128
Ion Beam Applications	10,247	520,504
Kinepolis Group NV	3,085	143,531
Lotus Bakeries (a)	160	402,185
MDxHealth (b)	46,302	215,942
Nyrstar NV (a) (b)	57,307	421,380
Orange Belgium SA (b)	19,842	485,437
Recticel SA	26,841	190,636
Retail Estates NV REIT	3,971	355,179
Rezidor Hotel Group AB	45,522	198,190
Tessenderlo Chemie NV (b)	34,780	1,162,411
ThromboGenics NV (b)	14,820	48,299
Warehouses De Pauw CVA	3,561	353,523

		8,861,804

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

CANADA — 8.7%
Advantage Oil & Gas, Ltd. (b)	121,379	$849,676
Aecon Group, Inc. (a)	25,802	355,741
Africa Oil Corp. (b)	138,380	217,954
AG Growth International, Inc. (a)	5,796	195,898
AGF Management, Ltd. Class B (a)	10,392	39,773
AGT Food & Ingredients, Inc. (a)	9,843	280,629
Aimia, Inc.	54,898	345,031
Air Canada (b)	94,776	764,410
Alaris Royalty Corp. (a)	12,412	211,361
Altius Minerals Corp. (a)	3,019	25,613
Altus Group, Ltd.	8,611	191,647
Arbutus Biopharma Corp. (b) (d) (e)	11,276	38,789
Arbutus Biopharma Corp. (b) (e)	104	358
Artis Real Estate Investment Trust	15,505	146,408
Asanko Gold, Inc. (b)	77,667	325,028
Atrium Mortgage Investment Corp.	31,736	293,394
ATS Automation Tooling Systems, Inc. (b)	30,579	255,940
AutoCanada, Inc.	8,184	137,931
Avigilon Corp. (a) (b)	13,987	92,484
Badger Daylighting, Ltd. (a)	13,771	297,058
Ballard Power Systems, Inc. (a) (b)	65,020	142,482
Baytex Energy Corp. (a)	85,514	362,422
Bellatrix Exploration, Ltd. (a) (b)	87,510	75,242
Birchcliff Energy, Ltd. (b)	91,140	636,610
Bird Construction, Inc. (a)	17,521	151,313
Black Diamond Group, Ltd. (a)	11,126	37,842
Boardwalk Real Estate Investment Trust	4,100	161,442
Bonavista Energy Corp.	85,316	273,946
Bonterra Energy Corp.	8,917	176,474
Boyd Group Income Fund	1,407	87,648
Calfrac Well Services, Ltd. (a)	37,497	83,881
Callidus Capital Corp. (a)	13,468	171,136
Canaccord Genuity Group, Inc. (a)	43,861	157,189
Canacol Energy, Ltd. (b)	37,030	121,719
Canadian Energy Services & Technology Corp. (a)	76,776	303,190
Canadian Solar, Inc. (a) (b)	15,581	214,083
Canadian Western Bank (a)	17,236	331,146
Canam Group, Inc. (a)	10,772	82,373
Canexus Corp.	82,832	95,800
Canfor Corp. (b)	28,700	318,173
Canyon Services Group, Inc. (a)	23,464	89,446
Capital Power Corp. (a)	15,701	246,342
Capstone Mining Corp. (b)	189,053	115,079
Cara Operations, Ltd. (a)	8,234	172,856
Cardinal Energy, Ltd. (a)	41,508	271,614
Cascades, Inc.	23,200	226,484
Celestica, Inc. (b)	99,685	1,076,302
Centerra Gold, Inc.	68,415	374,285
Colliers International Group, Inc.	33,035	1,384,240
Colossus Minerals, Inc. (a) (b) (c)	390	—
Computer Modelling Group, Ltd.	37,732	281,644
Continental Gold, Inc. (b)	51,948	158,107
Corus Entertainment, Inc. Class B (a)	79,896	738,624
Crew Energy, Inc. (a) (b)	63,036	329,029
Dalradian Resources, Inc. (b)	99,750	106,258
Delphi Energy Corp. (a) (b)	60,625	45,206
Denison Mines Corp. (b)	252,867	117,366
Descartes Systems Group, Inc. (b)	38,028	816,839
DHX Media, Ltd. (a)	59,027	308,553
DirectCash Payments, Inc.	2,056	20,071
DIRTT Environmental Solutions (b)	25,759	97,607
Dominion Diamond Corp.	41,823	405,740
Dorel Industries, Inc. Class B	13,480	362,270
DREAM Unlimited Corp. Class A (a) (b)	75,210	414,320
Dundee Corp. Class A (a) (b)	56,835	291,905
Dundee Precious Metals, Inc. (a) (b)	53,404	131,656
Endeavour Mining Corp. (b)	20,835	403,938
Endeavour Silver Corp. (a) (b)	55,979	286,231
EnerCare, Inc. (a)	24,987	358,763
Enerflex, Ltd.	37,903	405,779
Enerplus Corp. (a)	99,641	638,370
Enghouse Systems, Ltd.	10,462	418,400
Ensign Energy Services, Inc. (a)	50,944	290,721
Entertainment One, Ltd.	130,553	383,948
Equitable Group, Inc. (a)	5,992	268,358
Exchange Income Corp.	11,614	311,062
Extendicare, Inc. (a)	41,658	299,855
Firm Capital Mortgage Investment Corp.	28,260	298,028
FirstService Corp.	29,091	1,350,681
Fortuna Silver Mines, Inc. (b)	69,664	504,093
Freehold Royalties, Ltd.	22,125	212,959
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
Gibson Energy, Inc. (a)	57,177	767,436
Gluskin Sheff + Associates, Inc.	11,670	141,541
GMP Capital, Inc.	93,053	356,140
Gran Tierra Energy, Inc. (b)	138,791	415,027
Granite Oil Corp.	8,982	40,664
Granite Real Estate Investment Trust	22,457	684,859
Great Canadian Gaming Corp. (b)	26,491	460,380
Guardian Capital Group, Ltd. Class A	131,717	2,249,988
Guyana Goldfields, Inc. (b)	71,978	448,545
Heroux-Devtek, Inc. (b)	4,399	44,049
High Liner Foods, Inc.	5,123	101,466
Home Capital Group, Inc. (a)	21,433	440,320
Horizon North Logistics, Inc. (a)	67,701	90,148
HudBay Minerals, Inc.	80,461	317,742
IAMGOLD Corp. (b)	153,898	620,627
Imperial Metals Corp. (a) (b)	21,480	99,535
Innergex Renewable Energy, Inc. (a)	52,408	583,795
Interfor Corp. (b)	25,385	287,410
InterRent Real Estate Investment Trust	7,407	43,791
Intertain Group, Ltd. (b)	37,657	309,451
Intertape Polymer Group, Inc.	16,914	291,370
Ivanhoe Mines, Ltd. Class A (b)	156,810	272,039
Just Energy Group, Inc. (a)	72,283	365,746
Kelt Exploration, Ltd. (a) (b)	53,772	236,896
Kinaxis, Inc. (b)	10,859	552,183
Kirkland Lake Gold, Inc. (a) (b)	38,634	292,493
Klondex Mines, Ltd. (b)	58,987	338,415
Knight Therapeutics, Inc. (b)	20,510	147,944
Labrador Iron Ore Royalty Corp. (a)	23,192	245,287
Laurentian Bank of Canada (a)	3,120	116,372
Lightstream Resources, Ltd. (b) (d)	64,736	5,665
Liquor Stores N.A., Ltd. (a)	14,798	118,902
Lucara Diamond Corp.	103,092	306,707

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

MAG Silver Corp. (b)	47,530	$714,984
Major Drilling Group International, Inc. (a)	91,374	441,487
Martinrea International, Inc.	61,968	384,279
MCAN Mortgage Corp.	24,848	276,036
Medical Facilities Corp. (a)	14,949	249,330
MEG Energy Corp. (a) (b)	61,034	275,390
Morguard Corp.	1,658	215,726
Morneau Shepell, Inc. (a)	17,656	255,117
Mountain Province Diamonds, Inc. (b)	38,646	201,721
MTY Food Group, Inc. (a)	8,828	305,227
Mullen Group, Ltd.	33,619	421,053
Nevsun Resources, Ltd.	99,042	299,180
Newalta Corp.	19,317	35,863
NexGen Energy, Ltd. (b)	136,462	207,665
North American Palladium, Ltd. (b)	224	919
North West Co., Inc. (a)	26,225	515,620
Novadaq Technologies, Inc. (b)	21,035	243,375
Novagold Resources, Inc. (a) (b)	106,081	591,648
NuVista Energy, Ltd. (b)	93,569	481,283
Nymox Pharmaceutical Corp. (b)	42	137
OneREIT	8,394	22,993
Osisko Gold Royalties, Ltd.	32,184	351,655
Painted Pony Petroleum, Ltd. (b)	44,865	275,488
Paramount Resources, Ltd. Class A (b)	25,140	281,958
Parex Resources, Inc. (b)	54,522	690,730
Pason Systems, Inc.	35,573	454,457
Pengrowth Energy Corp. (a)	213,676	336,549
Penn West Petroleum, Ltd. (a)	172,400	308,267
Pizza Pizza Royalty Corp. (a)	20,374	237,651
Poseidon Concepts Corp. (b) (c)	43,064	—
Precision Drilling Corp.	128,549	536,008
Premier Gold Mines, Ltd. (a) (b)	87,438	268,784
Premium Brands Holdings Corp. (a)	10,906	512,833
Pretium Resources, Inc. (b)	55,767	571,567
Primero Mining Corp. (a) (b)	50,995	84,976
ProMetic Life Sciences, Inc. (b) (e)	3,753	8,359
ProMetic Life Sciences, Inc. (a) (b) (e)	217,676	483,632
Pure Technologies, Ltd.	30,322	135,200
Raging River Exploration, Inc. (a) (b)	77,531	634,760
Redknee Solutions, Inc. (a) (b)	29,406	54,371
Reitmans Canada, Ltd. Class A	24,666	123,307
Richelieu Hardware, Ltd. (a)	23,208	454,536
Richmont Mines, Inc. (b)	24,393	245,368
RMP Energy, Inc. (a) (b)	49,925	39,507
Rogers Sugar, Inc. (a)	8,746	44,454
Rubicon Minerals Corp. (b)	172,653	6,569
Russel Metals, Inc.	15,331	244,386
Sandstorm Gold, Ltd. (a) (b)	58,623	295,736
Sandvine Corp.	33,905	75,330
Seabridge Gold, Inc. (a) (b)	21,685	238,754
Secure Energy Services, Inc. (a)	55,528	391,664
SEMAFO, Inc. (b)	126,797	526,773
ShawCor, Ltd.	29,438	725,058
Sherritt International Corp. (b)	145,636	93,083
Sienna Senior Living, Inc.	34,036	439,224
Sierra Wireless, Inc. (a) (b)	15,412	221,872
Silver Standard Resources, Inc. (b)	42,262	508,398
Silvercorp Metals, Inc. (a) (b)	94,638	301,718

Silvercrest Metals, Inc. (b)	3,859	7,253
Sirius XM Canada Holdings, Inc. (a)	38,800	140,527
Sleep Country Canada Holdings, Inc. (f)	15,097	357,710
Solium Capital, Inc. (a) (b)	28,968	161,784
Southern Pacific Resource Corp. (b) (c)	281,142	—
Spartan Energy Corp. (a) (b)	113,979	293,132
Stornoway Diamond Corp. (b)	137,316	123,289
Stuart Olson, Inc.	4,963	22,733
SunOpta, Inc. (a) (b)	31,210	220,343
Sunshine Oilsands, Ltd. (b)	1,594,000	102,760
Superior Plus Corp. (a)	54,397	488,404
Surge Energy, Inc. (a)	101,845	210,006
Teranga Gold Corp. (b)	75,808	67,487
Timmins Gold Corp. (b)	43,321	20,107
TORC Oil & Gas, Ltd. (a)	30,010	184,273
Torex Gold Resources, Inc. (b)	35,101	757,973
Total Energy Services, Inc.	10,178	104,239
TransAlta Corp.	100,550	446,039
Transcontinental, Inc. Class A	37,070	496,993
TransForce, Inc. (a)	23,430	484,378
TransGlobe Energy Corp.	47,194	93,365
Trevali Mining Corp. (b)	163,931	135,960
Tricon Capital Group, Inc. (a)	34,143	240,566
Trinidad Drilling, Ltd.	89,903	171,700
Twin Butte Energy, Ltd. (d)	83,708	1,592
Uni-Select, Inc.	55,046	1,339,449
Wajax Corp.	5,023	55,304
Western Energy Services Corp.	16,195	27,356
Western Forest Products, Inc.	170,365	279,999
Westshore Terminals Investment Corp. (a)	16,584	300,954
Whistler Blackcomb Holdings, Inc.	17,881	508,845
Wi-LAN, Inc.	80,460	124,279
Yellow Pages, Ltd. (b)	10,922	170,364

		61,336,374

CHINA — 0.2%
APT Satellite Holdings, Ltd.	129,000	89,316
Beijing Properties Holdings, Ltd. (b)	1,174,000	59,033
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	128,100
Bloomage BioTechnology Corp., Ltd. (a)	62,500	105,403
China Everbright Water, Ltd.	145,964	64,233
China Gold International Resources Corp., Ltd. (a) (b)	114,076	278,626
China Merchants Land, Ltd.	212,000	32,254
China New Town Development Co., Ltd. (b) (d)	413,900	19,428
China Traditional Chinese Medicine Co., Ltd.	950,316	488,884
Chong Hing Bank, Ltd.	57,000	114,648
Daphne International Holdings, Ltd. (b)	530,000	70,385
Greenland Hong Kong Holdings, Ltd. (b)	173,000	50,187
HC International, Inc. (a) (b)	168,000	124,550
ISDN Holdings, Ltd.	1,762	265
Nam Tai Property, Inc.	4,964	40,010

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Sino Grandness Food Industry Group, Ltd. (a)	165,800	$52,897

		1,718,219

DENMARK — 0.8%
ALK-Abello A/S	2,111	298,843
Amagerbanken A/S (b) (c)	308,573	—
Bang & Olufsen A/S (b)	31,004	320,524
Bavarian Nordic A/S (a) (b)	15,314	577,804
D/S Norden A/S (a) (b)	13,836	197,748
FLSmidth & Co. A/S (a)	19,692	740,610
Forward Pharma A/S ADR (b)	2,390	50,190
H+H International A/S Class B (b)	27,701	307,280
IC Group A/S.	24,022	598,198
Matas A/S	12,673	237,166
NKT Holding A/S	10,501	677,356
NNIT A/S (f)	7,048	218,590
OW Bunker A/S (b) (c)	9,828	—
Per Aarsleff Holding A/S Class B	10,515	252,324
Santa Fe Group A/S (b)	33,656	337,782
Scandinavian Tobacco. Group A/S Class A (f).	16,193	276,158
Schouw & Co.	2,899	189,228
Solar A/S Class B	1,335	76,059
Spar Nord Bank A/S	30,069	290,436
United International Enterprises	1,180	218,514

		5,864,810

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	19,252	803,823

FINLAND — 1.0%
BasWare Oyj (b)	4,051	179,369
Caverion Corp. (a)	29,697	228,608
Cramo Oyj	14,284	369,204
Fiskars Oyj Abp	21,267	418,964
Kemira Oyj	28,902	391,385
Konecranes Oyj	17,661	625,988
Lassila & Tikanoja Oyj (a)	66,503	1,289,197
Metsa Board Oyj (a)	84,089	498,011
Oriola-KD Oyj Class B	31,800	144,734
Outotec Oyj (a) (b)	52,337	251,499
PKC Group Oyj (a)	12,828	247,957
Raisio Oyj Class V	31,816	140,159
Ramirent Oyj	30,994	250,087
Sanoma Oyj.	31,199	297,321
Sponda Oyj	46,417	238,909
Stockmann Oyj Abp Class B (a) (b)	9,641	73,350
Talvivaara Mining Co. PLC (a) (b) (c)	572,382	—
Tikkurila Oyj	9,004	193,773
Uponor Oyj	23,180	429,299
Valmet Oyj	46,952	706,519
YIT Oyj	43,758	352,587

		7,326,920

FRANCE — 2.0%
AB Science SA (a) (b)	12,488	166,443
Advanced Accelerator Applications SA ADR (b)	12,641	481,369
Air France-KLM (a) (b)	39,071	210,012
Akka Technologies	6,471	240,707

Albioma SA	10,635	183,935
Assystem	2,103	61,944
Beneteau SA	11,763	119,899
Bonduelle SCA	4,453	113,597
Bourbon Corp. (a)	7,820	91,133
Cellectis SA (b)	13,246	318,557
CGG SA (a) (b)	9,965	257,681
Cie des Alpes	4,175	79,762
Coface SA (b)	31,360	227,313
DBV Technologies SA (a) (b)	9,748	713,158
Direct Energie	8,029	305,970
Eramet (b)	3,781	150,418
Esker SA	8,437	370,727
Etablissements Maurel et Prom (a) (b)	56,805	264,287
Europcar Groupe SA (b) (f)	20,899	181,831
Faiveley Transport SA	2,097	232,715
Flamel Technologies SA ADR (b)	19,067	236,431
Fonciere de Paris SIIC	3,915	597,564
Gaztransport Et Technigaz SA (a)	10,796	311,988
Genfit (b)	8,219	216,365
GL Events	26,965	529,398
Groupe Fnac SA (b) (e)	3,905	286,653
Groupe Fnac SA (b) (d) (e)	13,261	1,012,863
Guerbet	2,728	184,250
Haulotte Group SA	2,925	44,245
ID Logistics Group (b)	1,131	169,490
Innate Pharma SA (a) (b)	23,878	295,443
Interparfums SA	1,848	50,840
IPSOS	13,412	438,155
Jacquet Metal Service	32,173	578,496
Kaufman & Broad SA	6,935	286,491
Le Noble Age.	6,688	247,276
LISI.	6,963	192,730
Maisons du Monde SA (b) (f)	17,721	500,660
Marie Brizard Wine & Spirits SA (b)	12,923	239,337
Mersen	28,994	588,132
Naturex (b)	3,186	285,718
Neopost SA	10,438	281,877
Nicox (b)	16,002	147,227
Parrot SA (a) (b)	8,701	93,577
Pierre & Vacances SA (b)	966	41,871
Rallye SA	9,099	149,292
Rothschild & Co.	7,909	195,939
Sequana SA (a) (b)	23,742	44,558
SOITEC (a) (b)	187,604	172,880
Solocal Group (a) (b)	19,411	83,177
Solutions 30 SE (b)	19,127	269,761
Trigano SA	2,927	205,552
Valneva SE (a) (b)	49,149	144,160
Virbac SA (b)	1,694	283,178

		14,177,032

GERMANY — 2.9%
ADO Properties SA (f)	8,618	344,783
ADVA Optical Networking SE (b)	11,052	111,285
AIXTRON SE (b)	43,493	264,329
Amadeus Fire AG	2,878	206,219
AURELIUS SE & Co. KGaA	9,177	579,391
BayWa AG (a)	2,105	68,437
Bertrandt AG (a)	2,574	280,617

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

bet-at-home.com AG	1,627	$125,119
Bilfinger SE (b)	15,460	510,273
Biotest AG Preference Shares	9,757	140,570
Borussia Dortmund GmbH & Co. KGaA (a) .	36,180	197,278
BRAAS Monier Building Group SA	7,898	230,948
CANCOM SE	8,042	420,022
Capital Stage AG (a)	28,140	208,970
Cewe Stiftung & Co. KGaA	2,909	261,531
CHORUS Clean Energy AG (b)	18,789	226,459
Deutsche Pfandbriefbank AG (f)	33,006	308,607
Deutz AG	32,569	164,375
DIC Asset AG	74,134	748,140
Draegerwerk AG & Co. KGaA	2,084	133,166
Draegerwerk AG & Co. KGaA Preference Shares	1,370	98,165
Elmos Semiconductor AG	9,248	138,589
ElringKlinger AG (a)	7,646	135,677
Evotec AG (b)	45,387	256,203
GFK SE	4,033	140,569
Grammer AG	6,821	413,397
Hamborner REIT AG	41,635	440,616
Hamburger Hafen und Logistik AG (a)	6,380	97,044
Heidelberger Druckmaschinen AG (a) (b)	105,551	255,385
HELMA Eigenheimbau AG	2,337	156,686
Hornbach Holding AG & Co. KGaA	2,327	160,069
Indus Holding AG	40,921	2,331,082
Isra Vision AG	479	53,292
Jenoptik AG.	77,594	1,418,746
Kloeckner & Co. SE (b)	52,499	639,837
Koenig & Bauer AG (b)	7,926	372,323
Kontron AG (a) (b)	61,428	189,495
KSB AG Preference Shares	236	98,130
Leoni AG	9,994	364,117
LPKF Laser & Electronics AG (a) (b)	11,896	134,757
MLP AG	60,041	253,230
MorphoSys AG (b)	9,583	400,890
Norma Group SE	11,414	587,479
PATRIZIA Immobilien AG (b)	55,432	1,213,808
Pfeiffer Vacuum Technology AG	1,969	187,200
QSC AG (a)	18,489	41,390
RIB Software AG (a)	15,198	187,191
SAF-Holland SA	14,480	187,135
Salzgitter AG	8,277	271,284
Schaltbau Holding AG	2,256	79,279
SGL Carbon SE (a) (b)	16,188	189,925
SLM Solutions Group AG (a) (b)	5,264	249,169
SMA Solar Technology AG (a)	3,256	103,882
STRATEC Biomedical AG	2,730	157,387
Surteco SE	7,594	194,578
Suss MicroTec AG (a) (b)	3,838	28,342
Takkt AG	14,982	336,062
Tele Columbus AG (b) (f)	25,824	224,913
TLG Immobilien AG	19,988	451,384
Vossloh AG (b)	3,791	225,499
Wacker Neuson SE	8,868	129,257
Washtec AG	5,537	262,589
XING AG	1,521	319,724
Zeal Network SE	4,081	144,306

zooplus AG (b)	2,425	351,553

		20,202,154

GREECE — 0.0% (g)
Fourlis Holdings SA (b)	130	560
TT Hellenic Postbank SA (b) (c)	129,076	—

		560

HONG KONG — 3.7%
13 Holdings, Ltd. (b)	397,000	137,180
Allied Properties HK, Ltd.	2,434,391	499,060
Cafe de Coral Holdings, Ltd.	177,191	589,422
Century Sunshine Group Holdings, Ltd.	737,698	27,583
China Baoli Technologies Holdings, Ltd. (b) .	7,775,000	265,651
China Cord Blood Corp. (b)	18,555	94,816
China Household Holdings, Ltd. (b)	650,000	8,800
China Innovationpay Group, Ltd. (b)	2,208,000	173,658
China Innovative Finance Group, Ltd. (a) (b) .	6,780,000	734,301
China LNG Group, Ltd. (a)	7,310,000	204,523
China LotSynergy Holdings, Ltd. (a) (b)	4,280,000	146,236
China Ocean Resources Co., Ltd. (a) (b)	26,593	44,428
China Oceanwide Holdings, Ltd. (b)	719,000	74,162
China Regenerative Medicine International, Ltd. (a) (b)	5,483,056	197,946
China Resources and Transportation Group, Ltd. (b)	289,999	5,459
China Ruifeng Renewable Energy Holdings, Ltd. (b)	427,200	50,674
China Sandi Holdings, Ltd. (b)	309	13
China Smarter Energy Group Holdings, Ltd. (a) (b)	1,254,000	116,411
China Strategic Holdings, Ltd. (b)	8,266,667	195,050
China Water Industry Group, Ltd. (b)	440,000	74,884
Chow Sang Sang Holdings International, Ltd.	231,939	409,694
CK Life Sciences Int’l Holdings, Inc.	2,444,000	223,730
Common Splendor International Health Industry Group, Ltd. (b)	2,070,000	186,824
Culturecom Holdings, Ltd. (b)	375,000	69,624
Digital Domain Holdings, Ltd. (a) (b)	4,299,996	338,192
Emperor Entertainment Hotel, Ltd.	100,000	25,787
Enerchina Holdings, Ltd. (b)	2,139,000	82,737
Esprit Holdings, Ltd. (a) (b)	866,035	702,346
EverChina International Holdings Co., Ltd. (b)	990,000	42,123
Fairwood Holdings, Ltd.	143,500	666,069
FDG Electric Vehicles, Ltd. (b)	6,787,493	341,302
Freeman Financial Corp., Ltd. (b)	4,420,000	324,835
G-Resources Group, Ltd.	12,637,790	233,009
GCL New Energy Holdings, Ltd. (b)	3,350,000	192,207
Giordano International, Ltd.	1,256,000	646,141
Global Brands Group Holding, Ltd. (b)	2,470,000	251,588
Global Sources, Ltd. (b)	7,246	61,446
Goldin Properties Holdings, Ltd. (b)	3,676	2,877
Haier Healthwise Holdings, Ltd. (a) (b)	2,608,000	87,427
Hanison Construction Holdings, Ltd. (a)	4,000	732
Hao Tian Development Group, Ltd. (b)	957,600	48,769

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Heng Tai Consumables Group, Ltd. (b)	324,000	$11,697
HKBN, Ltd.	494,913	557,068
HKR International, Ltd. (b)	2,452,459	1,173,115
Honbridge Holdings, Ltd. (b)	1,244,000	118,691
Hopewell Highway Infrastructure, Ltd. (a)	531,000	323,833
Huarong International Financial Holdings, Ltd. (b)	331,000	80,659
Hybrid Kinetic Group, Ltd. (b)	7,899,000	230,168
Imagi International Holdings, Ltd. (b)	1,533,600	38,953
International Housewares Retail Co., Ltd.	65,000	12,487
iOne Holdings, Ltd. (a) (b)	1,320,000	35,230
K Wah International Holdings, Ltd. (a)	1,465,656	799,351
Kingston Financial Group, Ltd.	4,860	1,899
Kingwell Group, Ltd. (b)	59,111	1,555
Kong Sun Holdings, Ltd. (b) (d)	3,825,000	192,336
L&A International Holdings, Ltd. (b)	1,640,000	6,555
Landing International Development, Ltd. (b)	5,033,500	130,446
Lee’s Pharmaceutical Holdings, Ltd.	198,000	185,594
Loudong General Nice Resources China Holdings, Ltd. (b)	1,035,000	69,392
Luk Fook Holdings International, Ltd. (a)	172,000	421,354
Major Holdings, Ltd. (f)	680,000	182,363
Mason Financial Holdings, Ltd. (b)	3,460,000	118,219
Mei Ah Entertainment Group, Ltd. (b)	1,840,000	144,715
Melco International Development, Ltd.	338,000	443,639
Midland Holdings, Ltd. (b)	705,790	258,439
Nan Hai Corp., Ltd. (b)	9,000,000	240,203
NetMind Financial Holdings, Ltd. (b)	13,276,000	138,649
New Focus Auto Tech Holdings, Ltd. (b)	656,000	47,365
Noble Century Investment Holdings, Ltd. (b)	1,960,000	245,128
Noble Group, Ltd. (b)	3,914,700	436,418
Pacific Basin Shipping, Ltd. (b)	2,887,000	372,230
Pacific Textiles Holdings, Ltd.	2,054	2,664
PAX Global Technology, Ltd. (a)	345,000	253,547
Peace Map Holding, Ltd. (b)	1,560,000	31,377
Peace Mark Holdings, Ltd. (b) (c)	504,228	—
PetroAsian Energy Holdings, Ltd. (b)	2,188,000	45,701
Phoenix Satellite Television Holdings, Ltd.	956,000	200,914
Pico Far East Holdings, Ltd. (a)	202,000	60,684
Playmates Toys, Ltd.	272,000	41,733
Prosperity REIT	544,000	240,579
ReOrient Group, Ltd. (b)	264,000	209,336
Road King Infrastructure, Ltd.	1,093,482	929,099
SEA Holdings, Ltd.	110,000	274,576
Shun Tak Holdings, Ltd. (b)	1,168,749	376,727
Sincere Watch Hong Kong, Ltd. (b)	1,070,499	27,743
Sino Oil And Gas Holdings, Ltd. (b)	6,240,000	154,472
Sinolink Worldwide Holdings, Ltd. (a) (b)	652,000	72,295
Skyway Securities Group, Ltd. (b)	1,530,000	40,834
SmarTone Telecommunications Holdings, Ltd.	214,630	354,767

SMI Holdings Group, Ltd. (a)	2,768,409	274,844
Sparkle Roll Group, Ltd. (b)	7,180	611
Spring Real Estate Investment Trust (a)	235,000	102,109
Stella International Holdings, Ltd.	214,500	365,615
Summit Ascent Holdings, Ltd. (a) (b)	528,000	178,361
Sun Hung Kai & Co., Ltd.	319,000	199,479
SUNeVision Holdings, Ltd.	123,000	59,629
Sunlight Real Estate Investment Trust	144,000	91,718
Superb Summit International Group, Ltd. (a) (b) (c)	2,435,000	—
TCC International Holdings, Ltd.	174,000	43,298
Television Broadcasts, Ltd.	161,916	617,940
Texhong Textile Group, Ltd.	202,500	270,489
Texwinca Holdings, Ltd.	686,850	474,670
Tongda Group Holdings, Ltd. (a)	1,060,000	258,305
Town Health International Medical Group, Ltd. (a)	1,736,000	275,309
Trinity, Ltd. (a) (b)	574,000	44,405
Truly International Holdings, Ltd.	686,000	278,612
United Photovoltaics Group, Ltd. (a) (b)	1,998,000	188,054
Value Partners Group, Ltd. (a)	380,000	389,997
Varitronix International, Ltd. (a)	106,000	42,504
Vitasoy International Holdings, Ltd.	540,000	1,088,919
Viva China Holdings, Ltd. (b)	1,664,000	156,618
VST Holdings, Ltd.	122,000	35,550
Wang On Properties, Ltd. (b)	164,000	207,010
WLS Holdings, Ltd. (b)	6,270,000	242,524
Yanchang Petroleum International, Ltd. (b)	3,940,000	107,695
Yin He Holdings, Ltd. (b)	760,000	128,366
Yuexiu Real Estate Investment Trust	1,008,000	613,434
Yuxing InfoTech Investment Holdings, Ltd. (b)	320,000	85,818
Zhongyu Gas Holdings, Ltd. (b)	700	177

		25,734,575

INDIA — 0.1%
Ascendas India Trust	554,600	439,303

IRELAND — 0.9%
Amarin Corp. PLC ADR (b)	96,607	308,176
C&C Group PLC	142,202	589,686
Cairn Homes PLC (b)	343,016	414,393
Dalata Hotel Group PLC (b)	73,289	337,685
Datalex PLC	63,935	258,661
FBD Holdings PLC (b)	9,431	69,421
Fly Leasing, Ltd. ADR (a)	21,974	254,679
Fyffes PLC	139,059	230,661
Green REIT PLC	288,701	472,063
Greencore Group PLC	163,838	714,030
Hibernia REIT PLC	343,746	529,233
IFG Group PLC	13,927	29,737
Irish Continental Group PLC	69,875	343,157
Irish Residential Properties REIT PLC	322,278	427,006
Kenmare Resources PLC (b)	5,898	24,536
Origin Enterprises PLC	54,262	342,949
Paddy Power Betfair PLC	38	4,294
Tarsus Group PLC	79,900	287,239
Total Produce PLC	125,999	233,070
Trinity Biotech PLC ADR (b)	28,523	377,074

		6,247,750

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

ISRAEL — 1.6%
Africa Israel Properties, Ltd.	2,337	$39,177
Airport City, Ltd. (b)	32,801	373,458
Allot Communications, Ltd. (b)	9,786	50,937
Alony Hetz Properties & Investments, Ltd.	30,572	276,379
Caesarstone, Ltd. (b)	11,139	420,052
Cellcom Israel, Ltd. (b)	30,159	225,061
Ceragon Networks, Ltd. (b)	44,034	103,920
Compugen, Ltd. (b)	27,458	175,852
CyberArk Software, Ltd. (b)	13,205	654,572
Delek Automotive Systems, Ltd.	18,772	164,101
Delta-Galil Industries, Ltd.	5,094	143,774
Electra, Ltd.	1,981	271,272
Enzymotec, Ltd. (b)	13,691	95,837
Evogene, Ltd. (b)	19,157	119,932
Harel Insurance Investments & Financial Services, Ltd.	38,685	139,704
IDI Insurance Co., Ltd.	6,293	296,863
Inrom Construction Industries, Ltd.	67,179	231,325
Israel Corp., Ltd.	1,341	219,587
Israel Discount Bank, Ltd. Class A (b)	410,089	753,704
Ituran Location and Control, Ltd.	12,484	330,327
Jerusalem Oil Exploration (b)	5,060	225,887
Matrix IT, Ltd.	10,796	77,745
Mazor Robotics, Ltd. (b)	13,871	169,169
Melisron, Ltd.	7,911	350,630
Migdal Insurance & Financial Holding, Ltd. (b)	229,414	149,127
Norstar Holdings, Inc.	6,293	118,729
Nova Measuring Instruments, Ltd. (b)	24,157	284,893
Oil Refineries, Ltd. (b)	468,901	173,334
Orbotech, Ltd. (b)	23,040	682,214
Partner Communications Co., Ltd. (b)	50,826	232,179
Paz Oil Co., Ltd.	2,958	462,293
Radware, Ltd. (b)	24,584	337,784
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,240	171,200
Reit 1, Ltd.	109,553	338,402
Sarine Technologies, Ltd.	100,500	126,781
Shikun & Binui, Ltd.	68,642	125,334
Shufersal, Ltd.	54,116	208,266
SodaStream International, Ltd. (b)	10,345	274,763
Strauss Group, Ltd.	17,550	277,416
Syneron Medical, Ltd. (b)	34,376	246,132
Tower Semiconductor, Ltd. (b)	34,648	517,675
Wix.com, Ltd. (b)	13,338	579,269

		11,215,056

ITALY — 1.4%
Anima Holding SpA (f)	80,234	392,226
Ascopiave SpA	34,752	105,056
Astaldi SpA (a)	87,276	329,355
Banca Carige SpA (a) (b)	113,124	36,753
Banca IFIS SpA	8,818	198,887
Banca Monte dei Paschi di Siena SpA (b)	1,031,802	215,790
Banca Popolare dell’Emilia Romagna SC	174,039	647,778
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c)	46,016	—

Banca Popolare di Milano Scarl	1,580,153	634,307
Banca Popolare di Sondrio Scarl	118,238	330,861
BasicNet SpA	24,271	88,101
Beni Stabili SpA SIIQ (b)	332,272	198,279
Brunello Cucinelli SpA (a)	3,970	77,184
Cairo Communication SpA	32,694	124,627
Cerved Information Solutions SpA	73,510	622,057
CIR-Compagnie Industriali Riunite SpA	45,524	46,607
Credito Valtellinese SC	370,030	128,495
Danieli & C Officine Meccaniche SpA	15,944	213,223
Datalogic SpA	7,234	154,462
Ei Towers SpA (b)	16,236	855,738
ERG SpA	15,220	174,634
Esprinet SpA	40,491	225,153
Gruppo Editoriale L’Espresso SpA (b)	24,817	20,708
Immobiliare Grande Distribuzione SIIQ SpA.	143,710	108,287
Interpump Group SpA	94,211	1,606,114
Italmobiliare SpA	2,713	137,016
Maire Tecnimont SpA	58,762	145,413
MARR SpA.	11,511	230,779
Massimo Zanetti Beverage Group SpA (f)	10,180	81,798
OVS SpA (f)	29,094	168,220
Piaggio & C SpA (a)	16,518	30,889
Reply SpA	2,128	279,799
Safilo Group SpA (b)	6,152	58,973
Salini Impregilo SpA (a)	82,858	238,749
Saras SpA	140,833	223,949
Societa Cattolica di Assicurazioni S.c.r.l. (a)	46,045	257,692
Unipol Gruppo Finanziario SpA	133,800	341,628
Vittoria Assicurazioni SpA	5,191	56,586

		9,786,173

JAPAN — 32.6%
3-D Matrix, Ltd. (a) (b)	8,300	55,161
77 Bank, Ltd.	95,000	385,572
A/S One Corp.	3,800	164,736
Access Co., Ltd. (a) (b)	6,600	40,083
Accordia Golf Co., Ltd. (a)	34,900	354,635
Achilles Corp.	3,100	43,562
Adastria Co., Ltd.	31,800	726,346
ADEKA Corp.	38,200	524,347
Aderans Co., Ltd. (a)	16,300	72,756
Advanced Media, Inc. (a) (b)	3,900	27,883
Adways, Inc. (a)	8,100	45,833
AEON REIT Investment Corp.	339	441,221
Ahresty Corp.	8,100	85,507
Ai Holdings Corp. (a)	18,800	450,205
Aica Kogyo Co., Ltd.	24,100	635,670
Aichi Steel Corp.	3,200	161,161
Aiful Corp. (a) (b)	90,476	277,865
Akatsuki, Inc. (b)	2,300	54,965
Alpine Electronics, Inc.	19,900	260,578
Amano Corp.	28,800	457,319
Amiyaki Tei Co., Ltd.	1,700	62,030
AnGes MG, Inc. (a) (b)	44,800	119,891
Anritsu Corp. (a)	58,900	335,026

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

AOKI Holdings, Inc.	9,800	$110,228
Aoyama Trading Co., Ltd.	14,100	484,550
Arcs Co., Ltd.	23,400	581,620
Argo Graphics, Inc.	8,200	158,307
Ariake Japan Co., Ltd.	7,100	380,714
Arisawa Manufacturing Co., Ltd. (a)	11,300	57,691
Artnature, Inc. (a)	13,300	84,713
Asahi Diamond Industrial Co., Ltd. (a)	27,600	222,130
Asahi Holdings, Inc.	45,973	781,312
Asatsu-DK, Inc.	3,400	89,982
Asia Pile Holdings Corp.	6,600	28,156
ASKA Pharmaceutical Co., Ltd. (a)	11,000	200,741
Asukanet Co., Ltd. (a)	5,200	58,385
Ateam, Inc. (a)	6,400	148,711
Atom Corp. (a)	12,600	84,485
Autobacs Seven Co., Ltd. (a)	39,300	560,791
Avex Group Holdings, Inc.	17,900	241,990
Awa Bank, Ltd.	114,000	697,971
Axial Retailing, Inc.	3,800	131,526
Bank of Iwate, Ltd. (a)	1,800	69,501
Bank of Nagoya, Ltd. (a)	17,660	610,379
Bank of Okinawa, Ltd.	51,100	1,513,850
Bank of the Ryukyus, Ltd.	81,420	960,011
Benefit One, Inc.	8,000	250,037
Bic Camera, Inc.	57,100	471,957
Broadleaf Co., Ltd.	12,800	139,673
Broccoli Co., Ltd. (a)	18,000	102,740
Bunka Shutter Co., Ltd.	37,400	295,462
C Uyemura & Co., Ltd. (a)	1,400	63,181
Can Do Co., Ltd.	21,200	340,406
Capcom Co., Ltd. (a)	22,600	552,363
Central Glass Co., Ltd.	302,345	1,182,330
Chiome Bioscience, Inc. (a) (b)	6,600	34,543
Chiyoda Co., Ltd. (a)	17,500	427,542
Chiyoda Corp.	58,500	477,174
Chiyoda Integre Co., Ltd.	5,600	113,200
Chudenko Corp.	4,600	92,668
Chugoku Marine Paints, Ltd. (a)	33,000	230,070
Citizen Holdings Co., Ltd.	107,800	559,945
CKD Corp.	22,700	271,463
Clarion Co., Ltd.	59,000	174,206
Cocokara fine, Inc.	12,300	470,671
Colowide Co., Ltd. (a)	27,200	494,765
Comforia Residential REIT, Inc.	108	265,667
COOKPAD, Inc.	19,166	182,452
Cosmo Energy Holdings Co., Ltd.	32,500	405,347
Create Restaurants Holdings, Inc.	13,200	133,740
CROOZ, Inc. (a)	2,300	51,535
D.Western Therapeutics Institute, Inc. (b)	9,300	41,786
Daibiru Corp.	5,600	50,766
Daido Metal Co., Ltd.	25,500	277,248
Daido Steel Co., Ltd.	135,000	614,576
Daihen Corp. (a)	48,000	254,066
Daiichikosho Co., Ltd.	180	7,314
Daikyo, Inc. (a)	107,000	193,364
Daikyonishikawa Corp.	16,800	205,884
Daio Paper Corp. (a)	44,800	526,903
Daiseki Co., Ltd.	5,700	110,550
Daishi Bank, Ltd.	163,000	621,320

Daishinku Corp.	1,800	19,464
Daito Bank, Ltd. (a)	41,000	68,424
Daito Pharmaceutical Co., Ltd.	2,900	67,871
DCM Holdings Co., Ltd. (a)	70,093	600,115
Denka Co., Ltd. (a)	149,000	640,053
Densan System Co., Ltd. (a)	14,200	220,856
Denyo Co., Ltd.	3,800	39,327
Descente, Ltd.	10,500	134,899
Digital Garage, Inc. (a)	15,500	296,791
Dip Corp. (a)	13,800	425,181
DMG Mori Co., Ltd. (a)	44,700	459,956
Doutor Nichires Holdings Co., Ltd.	71,972	1,317,692
DTS Corp.	50,062	1,107,380
Dunlop Sports Co., Ltd. (a)	2,600	26,189
Duskin Co., Ltd. (a)	6,400	118,754
Dynam Japan Holdings Co., Ltd.	98,800	141,144
Eagle Industry Co., Ltd.	11,900	143,836
Earth Chemical Co., Ltd.	10,600	498,780
EDION Corp. (a)	98,300	819,288
Ehime Bank, Ltd. (a)	119,440	1,497,939
Eighteenth Bank, Ltd.	461,730	1,358,767
Eizo Corp.	5,900	158,767
Elecom Co., Ltd. (a)	8,600	186,072
en-japan, Inc.	11,600	249,721
Enplas Corp.	5,300	160,154
EPS Holdings, Inc.	17,500	239,002
euglena Co., Ltd. (a) (b)	31,700	455,160
Exedy Corp. (a)	7,000	176,547
F@N Communications, Inc.	12,700	92,931
FamilyMart UNY Holdings Co., Ltd.	1	67
Fancl Corp. (a)	7,900	133,949
FCC Co., Ltd.	50,428	1,076,136
Feed One Co., Ltd.	45,800	52,464
Ferrotec Corp.	10,400	128,479
Fields Corp.	3,500	43,549
Financial Products Group Co., Ltd. (a)	25,600	235,359
Foster Electric Co., Ltd.	12,400	224,820
Fudo Tetra Corp. (a)	78,600	131,951
Fuji Kyuko Co., Ltd. (a)	27,000	315,153
Fuji Machine Manufacturing Co., Ltd. (a)	37,200	426,864
Fuji Oil Holdings, Inc.	39,300	801,407
Fuji Pharma Co., Ltd.	3,500	92,663
Fuji Seal International, Inc. (a)	8,900	364,297
Fujibo Holdings, Inc.	7,200	206,476
Fujicco Co., Ltd.	10,000	229,201
Fujikura, Ltd.	114,000	615,790
Fujimori Kogyo Co., Ltd.	7,500	175,974
Fujita Kanko, Inc.	44,000	154,683
Fujitec Co., Ltd.	34,200	403,922
Fujiya Co., Ltd. (b)	68,000	135,644
Fukuda Corp.	20,000	220,214
Fukuda Denshi Co., Ltd.	4,900	310,166
Fukuoka Corp. REIT	1,162	2,176,778
Fukuyama Transporting Co., Ltd. (a)	97,000	563,235
Furukawa Co., Ltd.	149,387	231,608
Furukawa Electric Co., Ltd.	33,200	896,677
Fuso Pharmaceutical Industries, Ltd.	2,200	60,548
Futaba Corp. (a)	11,100	179,766
Fuyo General Lease Co., Ltd.	9,600	473,530

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Genki Sushi Co., Ltd.	5,000	$102,503
Global One Real Estate Investment Corp.	52	198,469
GLOBERIDE, Inc. (a)	6,800	115,297
GMO internet, Inc. (a)	29,200	388,699
GMO Payment Gateway, Inc. (a)	6,200	322,046
GNI Group, Ltd. (a) (b)	46,000	78,586
Goldwin, Inc.	4,000	208,562
Gree, Inc. (a)	44,400	247,726
GS Yuasa Corp.	163,000	666,390
Gulliver International Co., Ltd. (a)	28,600	159,571
Gunma Bank, Ltd.	132,500	596,652
Gurunavi, Inc. (a)	11,200	306,033
H2O Retailing Corp.	27,400	386,925
Hankyu REIT, Inc.	85	115,247
Hanwa Co., Ltd.	88,000	530,094
Happinet Corp. (a)	3,700	38,840
Hazama Ando Corp. (a)	88,000	531,832
Hearts United Group Co., Ltd. (a)	2,600	54,560
Heiwa Real Estate Co., Ltd.	13,800	197,464
Heiwa Real Estate REIT, Inc.	172	141,486
Heiwado Co., Ltd.	17,500	339,406
HI-LEX Corp.	6,800	183,992
Hibiya Engineering, Ltd.	7,500	122,278
Hiramatsu, Inc.	14,300	84,163
Hirano Tecseed Co., Ltd.	28	260
Hirata Corp.	3,400	254,501
HIS Co., Ltd.	14,700	382,506
Hitachi Kokusai Electric, Inc.	19,772	361,798
Hitachi Maxell, Ltd.	11,100	169,901
Hitachi Zosen Corp.	146,000	735,298
Hogy Medical Co., Ltd. (a)	5,400	377,011
Hokkaido Electric Power Co., Inc.	75,200	638,641
Hokkaido Gas Co., Ltd.	12,000	32,825
Hokkoku Bank, Ltd.	134,000	402,271
Hokuetsu Bank, Ltd.	88,200	1,854,321
Hokuetsu Kishu Paper Co., Ltd. (a)	45,900	275,133
Hokuhoku Financial Group, Inc.	41,200	549,659
Hokuriku Electric Industry Co., Ltd.	33,000	38,779
Hokuto Corp. (a)	5,000	89,666
Horiba, Ltd.	16,813	821,017
Hoshino Resorts REIT, Inc.	27	339,150
Hosiden Corp. (a)	99,000	711,717
Hulic, Inc. REIT	217	387,006
Hyakujushi Bank, Ltd.	140,000	424,431
Ibiden Co., Ltd.	43,100	573,730
IBJ Leasing Co., Ltd.	11,200	224,188
Ichigo Office REIT Investment	382	280,280
Iino Kaiun Kaisha, Ltd.	105,880	379,543
Imasen Electric Industrial	9,500	81,711
Imperial Hotel, Ltd.	10,900	227,548
Inaba Denki Sangyo Co., Ltd.	3,000	107,540
Inabata & Co., Ltd.	3,400	34,650
Industrial & Infrastructure Fund Investment Corp.	133	675,080
Infomart Corp.	20,500	236,651
Intage Holdings, Inc.	4,000	66,874
Internet Initiative Japan, Inc.	14,400	269,187
Invesco Office J-REIT, Inc.	279	244,933
Iriso Electronics Co., Ltd.	3,300	175,648

Iseki & Co., Ltd. (a)	56,000	138,251
Ishihara Sangyo Kaisha, Ltd. (b)	8,400	52,674
Itfor, Inc.	34,800	209,972
Itoki Corp.	26,800	179,699
Iwasaki Electric Co., Ltd.	27,000	42,127
Iwatani Corp. (a)	114,000	700,222
Iyo Bank, Ltd.	97,200	583,594
J Trust Co., Ltd. (a)	37,200	290,944
Jaccs Co., Ltd.	75,000	285,884
Jafco Co., Ltd.	10,800	313,554
Japan Asset Marketing Co., Ltd. (a) (b)	52,100	61,225
Japan Aviation Electronics Industry, Ltd.	21,000	325,581
Japan Cash Machine Co., Ltd. (a)	3,200	48,506
Japan Communications, Inc. (b)	55,100	96,309
Japan Digital Laboratory Co., Ltd.	4,000	58,302
Japan Display, Inc. (a) (b)	103,910	161,101
Japan Excellent, Inc.	639	920,655
Japan Lifeline Co., Ltd.	4,800	226,811
Japan Logistics Fund, Inc.	824	1,863,388
Japan Petroleum Exploration Co., Ltd.	14,100	308,971
Japan Rental Housing Investments, Inc.	527	441,834
Japan Securities Finance Co., Ltd.	24,000	103,096
Japan Steel Works, Ltd. (a)	28,600	644,499
Japan Tissue Engineering Co., Ltd. (b)	2,800	36,554
JCR Pharmaceuticals Co., Ltd.	3,800	98,391
Jeol, Ltd. (a)	41,000	164,381
JIG-SAW, Inc. (b)	2,300	148,995
Jin Co., Ltd. (a)	6,600	304,370
Joban Kosan Co., Ltd. (a)	8,000	117,948
Joyful Honda Co., Ltd.	12,300	318,963
Juki Corp.	31,100	225,115
Juroku Bank, Ltd.	83,000	235,234
Justsystems Corp.	7,700	67,978
JVC Kenwood Corp. (a)	72,300	180,634
K’s Holdings Corp. (a)	41,600	683,988
Kadokawa Dwango (b)	21,600	312,914
Kaga Electronics Co., Ltd.	6,400	78,748
Kameda Seika Co., Ltd. (a)	8,400	467,012
Kanamoto Co., Ltd.	15,800	402,860
Kandenko Co., Ltd. (a)	38,000	349,361
Kanematsu Corp.	533,498	821,860
Kansai Super Market, Ltd. (a)	11,700	185,786
Kanto Denka Kogyo Co., Ltd.	24,000	215,435
Kasai Kogyo Co., Ltd.	8,000	82,793
Katakura Industries Co., Ltd.	71,674	850,759
Kato Sangyo Co., Ltd.	13,500	317,820
KAWADA TECHNOLOGIES, Inc.	1,300	57,384
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	162,370
Keihin Corp.	11,700	183,822
Keiyo Bank, Ltd.	129,000	543,949
Kenedix Residential Investment Corp.	106	301,571
Kenedix Retail REIT Corp.	140	332,079
Kenedix, Inc.	97,200	430,016
Key Coffee, Inc.	6,100	113,970
Kintetsu World Express, Inc.	13,000	167,274
Kissei Pharmaceutical Co., Ltd.	7,900	209,621
Kitano Construction Corp.	15,000	38,957
Kito Corp.	13,900	133,146

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Kitz Corp.	168,700	$927,921
Kiyo Bank, Ltd.	91,560	1,424,960
KLab, Inc. (a) (b)	14,400	89,018
Koei Tecmo Holdings Co., Ltd.	21,100	414,645
Kokuyo Co., Ltd.	31,117	449,862
Komeri Co., Ltd.	10,300	249,198
Komori Corp.	68,736	860,685
Kotobuki Spirits Co., Ltd. (a)	20,600	524,841
Kourakuen Holdings Corp. (a)	8,000	123,636
Kumagai Gumi Co., Ltd.	153,000	392,831
Kurabo Industries, Ltd.	486,600	917,796
Kureha Corp. (a)	3,500	127,364
Kuroda Electric Co., Ltd.	6,500	123,947
Kusuri No Aoki Co., Ltd.	6,600	335,654
KYB Corp.	217,832	965,848
Kyoei Steel, Ltd.	4,000	75,327
Kyokuto Kaihatsu Kogyo Co., Ltd.	14,700	168,390
Kyokuyo Co., Ltd.	2,200	59,614
KYORIN Holdings, Inc.	29,200	657,155
Kyoritsu Maintenance Co., Ltd. (a)	6,000	372,093
Kyosan Electric Manufacturing Co., Ltd.	12,000	45,386
Kyoto Kimono Yuzen Co., Ltd. (a)	16,900	145,026
Kyowa Exeo Corp.	62,680	886,984
Kyushu Financial Group, Inc.	1,000	6,755
LAC Co., Ltd.	6,900	69,978
LaSalle Logiport REIT	290	307,856
Lasertec Corp.	4,900	93,437
Leopalace21 Corp.	120,500	790,125
Life Corp. (a)	12,500	396,238
Lintec Corp.	11,600	230,133
Maeda Corp. (a)	74,000	625,527
Maeda Road Construction Co., Ltd.	16,000	284,560
Makino Milling Machine Co., Ltd. (a)	111,000	676,315
Mandom Corp.	8,800	401,047
Mani, Inc. (a)	10,900	242,940
Marudai Food Co., Ltd.	443,656	2,155,520
Maruha Nichiro Corp.	33,120	895,170
Marusan Securities Co., Ltd. (a)	55,738	457,947
Maruwa Co., Ltd.	1,900	71,392
Marvelous, Inc. (a)	18,100	140,131
Matsuya Co., Ltd. (a)	26,600	186,763
MCJ Co., Ltd.	18,000	149,844
MCUBS MidCity Investment Corp.	71	219,804
Medinet Co., Ltd. (a) (b)	12,800	19,971
Meidensha Corp.	115,000	375,895
Meitec Corp.	11,400	399,082
Melco Holdings, Inc.	4,000	96,855
Michinoku Bank, Ltd. (a)	594,200	1,167,687
Micronics Japan Co., Ltd.	15,700	208,837
Minato Bank, Ltd.	59,380	945,248
Mirait Holdings Corp. (a)	39,660	336,032
Mitani Corp. (a)	4,400	133,393
Mitsuba Corp.	17,000	221,429
Mitsubishi Kakoki Kaisha, Ltd. (a)	16,000	33,022
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	72,010
Mitsubishi Pencil Co., Ltd.	13,100	646,171
Mitsubishi Shokuhin Co., Ltd.	1,200	38,809
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	282,000	392,653

Mitsui Fudosan Logistics Park, Inc. REIT (b).	65	213,746
Mitsui Mining & Smelting Co., Ltd.	240,000	497,704
Mitsui Sugar Co., Ltd.	2,200	52,879
Mitsui-Soko Holdings Co., Ltd.	224,000	707,846
Mitsumi Electric Co., Ltd. (a) (b)	53,500	297,971
Miyaji Engineering Group, Inc. (a)	26,000	38,770
Miyazaki Bank, Ltd.	545,800	1,439,082
Miyoshi Oil & Fat Co., Ltd.	30,000	37,328
Mizuno Corp. (a)	39,000	207,969
Mochida Pharmaceutical Co., Ltd.	3,100	241,841
Modec, Inc.	9,000	159,265
Monex Group, Inc. (a)	87,200	203,221
Monogatari Corp.	1,400	62,075
Morinaga Milk Industry Co., Ltd.	97,000	773,011
Morita Holdings Corp.	19,700	277,607
MOS Food Services, Inc.	4,700	148,985
Musashi Seimitsu Industry Co., Ltd. (a)	6,100	142,101
Musashino Bank, Ltd.	31,780	797,128
Nachi-Fujikoshi Corp. (a)	84,000	305,258
Nagase & Co., Ltd.	55,600	662,709
Nakanishi, Inc.	24,380	884,773
Namura Shipbuilding Co., Ltd.	17,000	113,820
NanoCarrier Co., Ltd. (a) (b)	10,800	107,824
Nanto Bank, Ltd.	11,600	407,801
NEC Networks & System Integration Corp. .	11,800	199,842
NET One Systems Co., Ltd.	111,700	774,339
Neturen Co., Ltd.	125,683	955,670
Next Co., Ltd. (a)	26,100	212,120
Nichi-iko Pharmaceutical Co., Ltd.	24,500	465,733
Nichias Corp.	48,000	422,337
Nichicon Corp.	10,900	86,003
Nichiha Corp.	7,500	166,272
NichiiGakkan Co., Ltd. (a)	6,700	52,004
Nichireki Co., Ltd.	11,000	79,514
Nihon Dempa Kogyo Co., Ltd.	24,100	192,533
Nihon Nohyaku Co., Ltd. (a)	11,100	55,793
Nihon Parkerizing Co., Ltd.	39,200	566,332
Nihon Trim Co., Ltd.	1,500	89,764
Nihon Unisys, Ltd.	29,500	376,379
Nikkiso Co., Ltd. (a)	59,840	533,014
Nikkon Holdings Co., Ltd.	124,080	2,678,506
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	64,328
Nippon Carbon Co., Ltd. (a)	153,712	261,082
Nippon Chemi-Con Corp. (a)	69,000	111,746
Nippon Chemiphar Co., Ltd.	1,300	54,496
Nippon Coke & Engineering Co., Ltd.	33,000	26,722
Nippon Concrete Industries Co., Ltd. (a)	30,300	108,316
Nippon Densetsu Kogyo Co., Ltd.	22,100	412,254
Nippon Flour Mills Co., Ltd.	27,000	412,739
Nippon Gas Co., Ltd.	29,600	916,368
Nippon Kayaku Co., Ltd. (a)	61,000	653,582
Nippon Koei Co., Ltd.	17,000	78,063
Nippon Light Metal Holdings Co., Ltd.	223,500	478,936
Nippon Parking Development Co., Ltd. (a)	39,900	55,556
NIPPON REIT Investment Corp.	52	133,306

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Nippon Seiki Co., Ltd.	55,200	$1,047,146
Nippon Sheet Glass Co., Ltd. (a) (b)	39,200	309,683
Nippon Signal Co., Ltd.	30,500	254,807
Nippon Soda Co., Ltd. (a)	64,000	271,762
Nippon Steel & Sumikin Bussan Corp.	3,600	126,737
Nippon Suisan Kaisha, Ltd.	114,199	488,305
Nippon Synthetic Chemical Industry Co., Ltd.	18,000	160,510
Nippon Thompson Co., Ltd. (a)	132,200	485,641
Nippon Yakin Kogyo Co., Ltd. (a)	73,100	105,393
Nishi-Nippon City Bank, Ltd. (b) (d)	237,000	502,015
Nishi-Nippon Railroad Co., Ltd. (a)	138,000	659,576
Nishimatsu Construction Co., Ltd.	114,000	527,981
Nishimatsuya Chain Co., Ltd.	22,153	334,926
Nishio Rent All Co., Ltd.	7,000	204,404
Nissan Shatai Co., Ltd.	20,100	183,404
Nissha Printing Co., Ltd. (a)	22,300	547,893
Nisshin Oillio Group, Ltd.	24,000	111,154
Nisshin Steel Co., Ltd.	49,900	671,641
Nisshinbo Holdings, Inc.	47,000	462,272
Nissin Electric Co., Ltd.	20,900	345,495
Nissin Kogyo Co., Ltd. (a)	11,800	178,401
Nitto Boseki Co., Ltd.	124,153	404,587
Nitto Kogyo Corp.	8,500	110,631
NOF Corp.	226,600	2,289,160
Nohmi Bosai, Ltd.	15,300	226,482
Nojima Corp.	9,800	120,970
Nomura Co., Ltd.	19,500	301,170
Noritsu Koki Co., Ltd. (a)	9,800	67,453
Noritz Corp.	12,800	262,661
North Pacific Bank, Ltd.	139,600	490,768
NS Solutions Corp.	12,100	210,061
NS United Kaiun Kaisha, Ltd.	19,000	26,080
NSD Co., Ltd.	18,000	287,602
NTN Corp.	194,000	668,602
NuFlare Technology, Inc. (a)	1,000	52,042
Obara Group, Inc.	3,500	136,869
Oenon Holdings, Inc.	97,000	222,229
Ogaki Kyoritsu Bank, Ltd.	95,000	314,274
Ohsho Food Service Corp. (a)	6,800	266,252
Oiles Corp.	10,900	184,277
Oita Bank, Ltd.	329,800	1,191,989
Okabe Co., Ltd.	19,600	159,099
Okamoto Industries, Inc. (a)	31,800	396,303
Okamura Corp.	54,500	524,737
Okasan Securities Group, Inc.	88,682	451,007
Oki Electric Industry Co., Ltd.	49,900	666,220
Okinawa Electric Power Co., Inc.	15,300	343,878
OKUMA Corp. (a)	68,000	515,045
Okumura Corp.	84,000	474,478
OncoTherapy Science, Inc. (a) (b)	19,700	58,167
Onward Holdings Co., Ltd.	17,000	122,046
Open House Co., Ltd.	12,000	254,659
Orient Corp. (a) (b)	1,600	3,034
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	117,933
Osaki Electric Co., Ltd.	9,000	90,298
OSG Corp. (a)	44,240	875,058
Otsuka Kagu, Ltd. (a)	7,200	71,527
Outsourcing, Inc.	6,000	259,517

Pacific Industrial Co., Ltd. (a)	28,200	320,806
Pacific Metals Co., Ltd. (b)	74,000	219,227
Pal Co., Ltd. (a)	5,700	131,489
PALTAC Corp.	10,000	232,953
PanaHome Corp.	28,000	221,755
Paramount Bed Holdings Co., Ltd.	5,600	210,695
Pasona Group, Inc. (a)	11,500	92,895
Penta-Ocean Construction Co., Ltd.	110,100	624,079
Pilot Corp.	13,366	553,039
Piolax, Inc.	5,300	328,159
Pioneer Corp. (a) (b)	158,100	340,353
Poletowin Pitcrew Holdings, Inc. (a)	2,800	25,936
Premier Investment Corp.	1,639	2,170,443
Qol Co., Ltd.	8,600	123,567
Raito Kogyo Co., Ltd.	13,400	160,247
Relia, Inc.	21,500	191,295
Rengo Co., Ltd.	201,000	1,226,663
ReproCELL, Inc. (a) (b)	19,900	96,685
Riso Kagaku Corp.	9,200	149,631
Rock Field Co., Ltd.	10,600	157,432
Rohto Pharmaceutical Co., Ltd. (a)	44,200	757,290
Roland DG Corp.	4,400	98,328
Round One Corp.	21,000	142,053
Ryobi, Ltd.	37,000	162,959
Ryosan Co., Ltd.	10,000	302,177
S Foods, Inc. (a)	5,700	148,713
Sagami Chain Co., Ltd.	20,100	243,149
Saibu Gas Co., Ltd. (a)	110,000	270,478
Saizeriya Co., Ltd.	8,400	190,289
Sakai Chemical Industry Co., Ltd.	256,765	829,133
Sakata Seed Corp.	13,700	345,121
San-A Co., Ltd.	10,200	508,665
San-Ai Oil Co., Ltd.	16,600	112,453
San-In Godo Bank, Ltd.	45,500	308,231
Sanden Holdings Corp. (a)	56,000	165,901
Sangetsu Co., Ltd.	15,200	292,697
Sanken Electric Co., Ltd. (b)	68,000	217,568
Sankyo Tateyama, Inc. (a)	4,400	71,215
Sankyu, Inc.	125,000	712,240
Sanrio Co., Ltd. (a)	16,500	300,622
Sanyo Electric Railway Co., Ltd. (a)	39,000	200,267
Sanyo Shokai, Ltd. (a)	196,000	323,231
Sanyo Special Steel Co., Ltd.	213,937	1,191,532
Sapporo Holdings, Ltd.	44,000	1,214,003
Sato Holdings Corp. (a)	38,840	843,039
Seika Corp.	22,000	58,006
Seikagaku Corp.	19,500	318,308
Seiko Holdings Corp. (a)	59,000	184,694
Seino Holdings Co., Ltd.	700	7,307
Seiren Co., Ltd. (a)	127,980	1,512,784
Sekisui House Reit, Inc.	251	385,181
Sekisui House SI Residential Investment Corp. (a)	259	295,664
Senko Co., Ltd.	41,200	285,611
Senshu Ikeda Holdings, Inc. (a)	98,360	430,292
Senshukai Co., Ltd. (a)	16,000	110,917
Septeni Holdings Co., Ltd. (a)	34,500	153,311
Shibuya Kogyo Co., Ltd. (a)	10,900	204,190
Shiga Bank, Ltd. (a)	117,000	566,138
Shima Seiki Manufacturing, Ltd. (a)	50,445	1,366,421

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Shimachu Co., Ltd.	38,360	$949,293
Shindengen Electric Manufacturing Co., Ltd.	41,000	160,332
Shinkawa, Ltd. (b)	9,200	63,777
Shinkin Central Bank Class A, Preference Shares	329	748,222
Shinko Electric Industries Co., Ltd.	25,400	142,470
Shinmaywa Industries, Ltd.	26,000	170,740
Shinsho Corp.	4,000	69,600
Ship Healthcare Holdings, Inc.	12,600	384,476
Shizuoka Gas Co., Ltd.	25,300	198,622
SHO-BOND Holdings Co., Ltd. (a)	11,300	523,908
Shochiku Co., Ltd.	243,600	2,951,634
Shoei Co., Ltd.	5,600	98,877
Showa Corp.	21,400	111,792
Showa Denko KK	51,500	644,354
SIA Reit, Inc.	48	180,595
Sinanen Holdings Co., Ltd.	2,800	57,374
Sinfonia Technology Co., Ltd.	319,400	520,427
Sinko Industries, Ltd.	11,600	147,771
SK Kaken Co., Ltd. (a)	4,000	418,703
Skylark Co., Ltd.	203	2,726
SMK Corp.	114,343	377,135
SMS Co., Ltd.	9,200	243,934
Sodick Co., Ltd.	23,000	169,664
Sogo Medical Co., Ltd.	2,200	71,367
Sotetsu Holdings, Inc.	1,792	9,114
St Marc Holdings Co., Ltd. (a)	3,000	81,884
Star Micronics Co., Ltd.	17,100	212,262
Starts Corp., Inc.	12,600	232,055
Starts Proceed Investment Corp.	68	112,074
Sumitomo Bakelite Co., Ltd.	54,000	280,492
Sumitomo Mitsui Construction Co., Ltd.	346,000	324,594
Sumitomo Osaka Cement Co., Ltd.	173,793	803,191
Sumitomo Real Estate Sales Co., Ltd.	3,700	74,829
Sumitomo Seika Chemicals Co., Ltd.	2,400	84,491
Sumitomo Warehouse Co., Ltd.	48,000	253,592
Sun Corp. (a)	10,000	71,298
Sun Frontier Fudousan Co., Ltd.	5,800	58,135
SWCC Showa Holdings Co., Ltd. (a) (b)	45,000	31,106
T RAD Co., Ltd.	15,000	29,033
Tabuchi Electric Co., Ltd.	14,700	48,775
Tachi-S Co., Ltd.	17,400	280,249
Tadano, Ltd.	31,400	305,736
Taikisha, Ltd.	12,000	295,304
Taiko Pharmaceutical Co., Ltd. (a)	4,200	67,480
Taiyo Holdings Co., Ltd. (a)	4,600	157,172
Taiyo Yuden Co., Ltd. (a)	55,800	544,417
Takaoka Toko Co., Ltd. (a)	1,900	39,871
Takara Bio, Inc.	22,000	367,590
Takara Holdings, Inc.	83,400	775,814
Takara Leben Co., Ltd. (a)	34,900	233,666
Takara Standard Co., Ltd. (a)	26,500	489,883
Takasago International Corp.	44,100	1,177,132
Takasago Thermal Engineering Co., Ltd.	31,200	460,921
Takashima & Co., Ltd.	36,000	59,369
Takata Corp. (a) (b)	14,300	50,131

Takeuchi Manufacturing Co., Ltd.	19,000	315,775
Takuma Co., Ltd. (a)	34,000	319,637
Tamron Co., Ltd.	5,400	86,867
Tamura Corp.	49,000	184,842
Tanseisha Co., Ltd. (a)	20,500	151,627
TechnoPro Holdings, Inc.	13,300	499,743
Teikoku Electric Manufacturing Co., Ltd.	3,600	28,938
Teikoku Sen-I Co., Ltd.	12,100	187,955
Tekken Corp. (a)	72,000	221,123
TKC Corp.	3,700	114,546
Toa Corp. (e)	16,400	147,376
Toa Corp. (e)	8,000	147,415
Toagosei Co., Ltd.	192,500	2,075,841
Tobishima Corp.	95,900	162,887
TOC Co., Ltd.	149,160	1,232,873
Tochigi Bank, Ltd.	218,000	878,329
Toda Corp.	118,000	617,588
Toei Co., Ltd. (a)	118,400	955,244
Toho Bank, Ltd.	90,000	314,620
Toho Holdings Co., Ltd. (a)	63,919	1,347,623
Toho Zinc Co., Ltd.	53,000	170,622
Tokai Carbon Co., Ltd.	115,000	310,028
Tokai Corp.	1,600	56,485
TOKAI Holdings Corp. (a)	54,800	350,668
Tokai Rika Co., Ltd.	16,400	317,748
Tokai Tokyo Financial Holdings, Inc. (a)	78,200	374,532
Tokuyama Corp. (a) (b)	207,000	860,584
Tokyo Dome Corp.	38,300	356,657
Tokyo Ohka Kogyo Co., Ltd.	15,800	478,220
Tokyo Seimitsu Co., Ltd.	20,100	532,149
Tokyo Steel Manufacturing Co., Ltd.	48,900	328,366
Tokyo Tekko Co., Ltd.	9,000	35,728
Tokyo TY Financial Group, Inc.	16,000	443,036
Tokyotokeiba Co., Ltd. (a)	73,000	144,897
Tokyu Construction Co., Ltd.	34,400	341,741
Tokyu REIT, Inc.	276	370,398
Tomoe Engineering Co., Ltd.	2,800	42,913
TOMONY Holdings, Inc.	205,180	948,247
Tomy Co., Ltd.	50,200	526,464
Topcon Corp. (a)	42,100	594,094
Topre Corp.	21,900	456,534
Topy Industries, Ltd.	32,898	673,133
Toridoll.corp.	10,200	233,583
Torii Pharmaceutical Co., Ltd. (a)	3,700	79,579
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	58,231
Toshiba Machine Co., Ltd.	51,000	173,752
Toshiba Plant Systems & Services Corp. (a)	10,900	175,128
Toshiba TEC Corp. (a) (b)	54,000	217,035
Totetsu Kogyo Co., Ltd. (a)	12,000	342,468
Towa Pharmaceutical Co., Ltd. (a)	2,800	113,228
Toyo Construction Co., Ltd. (a)	33,800	145,861
Toyo Corp.	129,768	1,301,973
Toyo Engineering Corp.	58,000	186,718
Toyo Ink SC Holdings Co., Ltd.	60,000	267,220
Toyo Tire & Rubber Co., Ltd.	42,500	591,764
Toyo Wharf & Warehouse Co., Ltd.	31,000	49,593

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Toyobo Co., Ltd.	369,788	$617,135
TPR Co., Ltd.	14,000	390,006
Trusco Nakayama Corp.	10,200	540,898
TS Tech Co., Ltd.	19,500	488,920
TSI Holdings Co., Ltd.	61,800	357,014
Tsubakimoto Chain Co.	62,000	475,110
Tsukui Corp.	26,600	188,865
Tsumura & Co. (a)	26,100	738,424
Tsurumi Manufacturing Co., Ltd.	10,900	168,777
UACJ Corp.	116,000	344,798
Ube Industries, Ltd.	303,000	574,493
Ulvac, Inc.	32,800	970,088
UMN Pharma, Inc. (a) (b)	4,600	58,326
Unipres Corp.	15,100	264,229
United Arrows, Ltd.	11,400	276,149
United Super Markets Holdings, Inc.	10,800	106,331
UNITED, Inc. (a)	3,700	56,597
Unitika, Ltd. (a) (b)	997,000	571,036
Unizo Holdings Co., Ltd.	6,900	191,809
Usen Corp.	43,510	132,766
Ushio, Inc.	39,600	451,275
UT Group Co., Ltd. (a) (b)	11,100	71,139
V Technology Co., Ltd.	1,900	221,775
Valor Holdings Co., Ltd.	30,300	849,172
VT Holdings Co., Ltd.	20,400	107,575
W-Scope Corp. (a)	9,400	196,048
Wacoal Holdings Corp.	72,000	807,703
Wacom Co., Ltd. (a)	68,300	205,713
Wakachiku Construction Co., Ltd. (a)	38,000	54,036
Wakita & Co., Ltd.	10,900	82,236
WirelessGate, Inc. (a)	4,300	72,611
Xebio Holdings Co., Ltd.	8,000	119,054
YAMABIKO Corp.	19,700	176,058
Yamato Kogyo Co., Ltd.	12,500	367,106
Yamazen Corp.	43,900	333,374
Yaoko Co., Ltd.	9,000	353,725
Yodogawa Steel Works, Ltd.	55,100	1,470,204
Yokogawa Bridge Holdings Corp.	15,600	173,154
Yondoshi Holdings, Inc. (a)	11,900	274,746
Yonex Co., Ltd. (a)	6,300	303,288
Yorozu Corp.	11,900	173,332
Yoshinoya Holdings Co., Ltd. (a)	29,300	419,543
Yushin Precision Equipment Co., Ltd.	1,400	35,199
Zenrin Co., Ltd.	54,277	956,742
ZERIA Pharmaceutical Co., Ltd.	16,900	284,712
Zojirushi Corp. (a)	21,900	355,106

		228,820,006

LUXEMBOURG — 0.1%
Stabilus SA (b)	8,998	506,609

MACAU — 0.1%
Macau Legend Development, Ltd. (a) (b)	2,775,740	579,774

NETHERLANDS — 1.4%
Accell Group	11,012	280,115
AMG Advanced Metallurgical Group NV	10,853	227,223
Amsterdam Commodities NV	14,428	359,225
Arcadis NV	27,226	391,942

Basic-Fit NV (b) (f)	21,838	419,292
BE Semiconductor Industries NV	12,547	428,650
Beter Bed Holding NV	11,606	259,683
BinckBank NV (a)	38,319	218,630
Constellium NV Class A (b)	29,248	210,586
Corbion NV	36,724	989,459
Delta Lloyd NV	160,345	736,460
Flow Traders (f)	17,903	544,833
ForFarmers NV (b)	9,103	70,167
Fugro NV (a) (b)	27,327	442,379
Heijmans NV (b)	21,400	194,102
Intertrust NV (b) (f)	13,157	316,195
Kendrion NV	10,555	322,401
Koninklijke BAM Groep NV (a)	134,893	625,623
NSI NV	46,199	191,475
PostNL NV (b)	148,346	673,680
Refresco Gerber NV (f)	24,217	402,783
Sligro Food Group NV	8,830	327,762
TKH Group NV	15,072	589,185
Van Lanschot NV	11,833	239,363
Vastned Retail NV	5,173	209,283
Wessanen	27,862	357,888

		10,028,384

NEW ZEALAND — 1.4%
a2 Milk Co., Ltd. (a) (b)	334,252	444,814
Air New Zealand, Ltd.	222,230	300,586
Argosy Property, Ltd.	325,890	265,426
Chorus, Ltd.	135,537	385,379
EBOS Group, Ltd.	28,681	393,151
Freightways, Ltd.	74,777	357,262
Genesis Energy, Ltd.	173,214	263,259
Goodman Property Trust	346,354	328,689
Heartland New Zealand, Ltd. (a)	235,797	258,922
Infratil, Ltd. (a)	286,926	676,034
Investore Property, Ltd. (a) (b)	158,093	181,645
Kathmandu Holdings, Ltd.	72,350	106,804
Kiwi Property Group, Ltd.	464,538	506,718
Mainfreight, Ltd.	54,646	705,359
Metlifecare, Ltd.	61,852	281,117
NZX, Ltd. (a)	229,867	177,189
Port of Tauranga, Ltd.	22,172	316,020
Precinct Properties New Zealand, Ltd.	249,872	236,219
Property for Industry, Ltd.	205,064	244,561
Restaurant Brands New Zealand, Ltd.	112,309	467,975
Skellerup Holdings, Ltd.	138,080	137,564
SKY Network Television, Ltd.	147,590	528,051
SKYCITY Entertainment Group, Ltd.	6,813	22,691
Steel & Tube Holdings, Ltd.	14,998	24,322
Stride Property Group (a)	243,358	350,400
Summerset Group Holdings, Ltd. (a)	57,988	223,495
TOWER, Ltd.	125,731	84,574
Trade Me Group, Ltd.	190,252	777,534
Vital Healthcare Property Trust	203,215	331,023
Warehouse Group, Ltd.	59,447	126,664
Xero, Ltd. (b)	35,240	495,873

		9,999,320

NORWAY — 1.6%
AF Gruppen ASA	12,456	246,243

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Aker Solutions ASA (b)	53,644	$250,893
Atea ASA (b)	37,642	381,492
Austevoll Seafood ASA	32,886	276,714
Avance Gas Holding, Ltd. (a) (f)	12,301	29,551
Borregaard ASA	50,546	453,771
BW LPG, Ltd. (f)	26,123	74,653
BW Offshore, Ltd. (a)	2,365,417	100,627
DNO ASA (b)	232,891	236,175
Ekornes ASA	43,216	554,238
Europris ASA (b) (f)	33,924	171,481
Frontline, Ltd. (a)	13,227	95,243
Hexagon Composites ASA (a) (b)	48,684	174,822
Hoegh LNG Holdings, Ltd. (a)	18,892	202,103
Kongsberg Automotive ASA (b)	190,105	155,798
Kongsberg Gruppen ASA	12,002	186,210
Kvaerner ASA	101,106	122,456
Nordic Semiconductor ASA (a) (b)	76,332	372,477
Norwegian Air Shuttle ASA (a) (b)	7,895	289,038
Norwegian Finans Holding ASA (b)	49,659	472,215
Petroleum Geo-Services ASA (a) (b)	97,745	214,635
Prosafe SE (a)	109,520	6,989
Protector Forsikring ASA (a)	52,451	498,765
Scatec Solar ASA (f)	86,309	334,770
SpareBank 1 SMN	29,143	203,286
Spectrum ASA (b)	19,465	62,104
Stolt-Nielsen, Ltd.	12,917	168,083
Storebrand ASA (b)	137,313	678,636
TGS Nopec Geophysical Co. ASA	34,810	627,184
Thin Film Electronics ASA (b)	266,170	127,552
Tomra Systems ASA	107,215	1,244,222
Treasure ASA (b)	20,175	44,680
Veidekke ASA	103,521	1,593,169
Wilh Wilhelmsen ASA (a)	20,175	60,583
XXL ASA (f)	28,209	386,483

		11,097,341

PERU — 0.0% (g)
Hochschild Mining PLC	78,190	294,042

PORTUGAL — 0.3%
Altri SGPS SA	184,027	643,591
Banco Comercial Portugues SA (a) (b)	15,964,980	276,298
CTT-Correios de Portugal SA	56,272	379,115
Mota-Engil SGPS SA (a)	43,215	82,998
Pharol SGPS SA (a)	223,292	60,224
REN — Redes Energeticas Nacionais SGPS SA	77,278	226,058
Sonae SGPS SA	374,855	286,458

		1,954,742

SINGAPORE — 1.9%
AIMS AMP Capital Industrial REIT	229,058	236,038
Ascendas Hospitality Trust (a)	474,200	255,629
Ascott Residence Trust	385,400	322,238
Boustead Singapore, Ltd.	290,850	172,789
Cache Logistics Trust	458,100	300,707
Cambridge Industrial Trust	959,255	386,952
CapitaLand Retail China Trust	308,547	365,472
CDL Hospitality Trusts (a)	374,700	384,745
China Yuchai International, Ltd.	20,165	218,790

Cordlife Group, Ltd. (a)	230,100	202,516
COSCO Corp. Singapore, Ltd. (a) (b)	4,000	777
Croesus Retail Trust	222,360	139,439
CWT, Ltd.	174,800	256,408
Delfi, Ltd.	171,100	262,275
Ezion Holdings, Ltd. (a) (b)	648,440	130,787
Ezra Holdings, Ltd. (a) (b)	1,370,495	57,295
Far East Hospitality Trust	388,800	172,521
First Real Estate Investment Trust	516,431	513,230
Frasers Centrepoint Trust	244,100	393,869
Frasers Commercial Trust (a)	289,945	298,781
GL, Ltd.	375,700	214,930
Haw Par Corp., Ltd.	64,686	428,409
Hyflux, Ltd. (a)	288,700	100,578
IGG, Inc.	408,000	270,915
International Healthway Corp., Ltd. (b)	139,700	6,967
Interra Resources, Ltd. (b)	7,000	293
Jaya Holdings, Ltd.	49	11
Keppel DC REIT	220,700	197,480
Keppel Infrastructure Trust	744,338	275,691
Lian Beng Group, Ltd.	115,600	40,697
LionGold Corp., Ltd. (b)	3,566	5
Lippo Malls Indonesia Retail Trust	1,133,200	311,673
Manulife US Real Estate Investment Trust (b)	288,000	236,160
Mapletree Logistics Trust	488,000	382,970
Metro Holdings, Ltd.	309,400	208,770
OUE Commercial Real Estate Investment Trust	113,500	58,271
OUE Hospitality Trust	320,233	159,711
OUE, Ltd. (a)	82,400	105,459
Pan-United Corp., Ltd.	700	311
Parkway Life Real Estate Investment Trust	232,100	442,598
Raffles Medical Group, Ltd.	436,449	489,763
Religare Health Trust	424,700	325,506
Rowsley, Ltd. (a) (b)	1,515,000	140,005
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	370,429	142,635
Saizen REIT	367	16
Sinarmas Land, Ltd. (a)	544,500	195,684
SMRT Corp., Ltd. (a)	328,500	404,767
Soilbuild Business Space REIT	260,810	133,901
Stamford Land Corp., Ltd.	582	198
Starhill Global REIT	685,500	412,270
Super Group, Ltd.	227,000	132,359
Swiber Holdings, Ltd. (a) (b) (c)	100,100	—
Tat Hong Holdings, Ltd. (b)	708	249
Technics Oil & Gas, Ltd. (b) (d)	1,254	65
UMS Holdings, Ltd.	304,400	137,303
United Engineers, Ltd.	264,200	478,620
Venture Corp., Ltd.	72,300	478,306
Wing Tai Holdings, Ltd. (a)	517,699	641,689
XP Power, Ltd.	8,765	188,434
Yoma Strategic Holdings, Ltd. (a)	671,433	290,546

		13,105,473

SOUTH AFRICA — 0.1%
Great Basin Gold, Ltd. (b)(c)	266,255	—
Lonmin PLC (b)	94,434	245,953

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Petra Diamonds, Ltd.	161,430	$272,082

		518,035

SOUTH KOREA — 9.9%
Able C&C Co., Ltd.	8,121	176,231
Actoz Soft Co., Ltd. (b)	977	15,835
Advanced Process Systems Corp. (a) (b)	5,911	131,493
AeroSpace Technology of Korea, Inc. (a) (b)	4,009	66,249
AfreecaTV Co., Ltd.	2,932	74,142
Ahnlab, Inc.	2,017	114,096
AJ Rent A Car Co., Ltd. (b)	2,696	23,965
AK Holdings, Inc.	1,775	97,183
Amicogen, Inc.	5,644	282,879
Asiana Airlines, Inc. (b)	40,161	176,127
Barun Electronics Co., Ltd. (b)	148,424	270,879
Binex Co., Ltd. (b)	13,868	217,838
Binggrae Co., Ltd.	3,730	201,512
Boryung Pharmaceutical Co., Ltd.	3,170	197,450
Bukwang Pharmaceutical Co., Ltd.	9,073	238,492
Byucksan Corp.	26,601	128,977
Cell Biotech Co., Ltd.	1,457	63,500
Celltrion Pharm, Inc. (a) (b)	7,282	160,669
Chabiotech Co., Ltd. (b)	24,939	355,511
Cheil Worldwide, Inc.	40,573	589,429
Choa Pharmaceutical Co. (b)	16,408	79,556
Chong Kun Dang Pharmaceutical Corp. (a)	3,194	292,908
Chongkundang Holdings Corp.	1,821	126,487
CJ CGV Co., Ltd.	6,310	479,545
CJ Freshway Corp.	1,568	63,355
CNK International Co., Ltd. (b) (c)	16,071	—
Com2uSCorp. (a) (b)	6,565	596,087
Corentec Co., Ltd. (b)	2,537	34,783
Cosmax BTI, Inc.	5,949	255,223
Cosmax, Inc. (a)	4,357	599,342
Crown Confectionery Co., Ltd.	2,552	68,124
CrucialTec Co., Ltd. (a) (b)	5,768	49,806
CrystalGenomics, Inc. (a) (b)	11,175	248,085
CTC BIO, Inc. (b)	5,919	62,073
Curoholdings Co., Ltd. (b)	49,175	136,182
D.I Corp. (a)	8,450	33,643
Dae Han Flour Mills Co., Ltd.	445	73,133
Dae Hwa Pharmaceutical Co., Ltd.	8,262	277,938
Daeduck GDS Co., Ltd.	3,074	33,773
Daesang Corp.	14,918	399,583
Daesang Holdings Co., Ltd.	4,525	49,714
Daewon Pharmaceutical Co., Ltd.	8,661	147,843
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (b) (d)	50,853	206,857
Daewoong Pharmaceutical Co., Ltd. (a)	1,593	117,304
Daou Technology, Inc.	16,904	333,061
DGB Financial Group, Inc.	37,801	309,931
Digital Power Communications Co., Ltd.	12,664	45,649
DIO Corp. (a) (b)	8,368	391,294
Dong-A Socio Holdings Co., Ltd. (a)	3,873	636,503
Dong-A ST Co., Ltd.	4,080	403,795
Dongbu HiTek Co., Ltd. (a) (b)	23,445	378,918

DongKook Pharmaceutical Co., Ltd.	2,943	159,796
Dongkuk Steel Mill Co., Ltd. (b)	49,766	356,972
Dongsung Finetec Co., Ltd.	4,022	21,729
Dongwha Pharm Co., Ltd.	28,792	234,759
Dongwon F&B Co., Ltd.	368	75,348
Dongwon Industries Co., Ltd.	1,029	281,694
Doosan Infracore Co., Ltd. (a) (b)	52,483	375,985
Eo Technics Co., Ltd.	4,656	273,945
Eugene Investment & Securities Co., Ltd. (a) (b)	102,705	248,987
Eugene Technology Co., Ltd.	3,556	62,154
Eusu Holdings Co., Ltd.	6,010	37,380
Fila Korea, Ltd.	6,354	550,390
Finetex EnE, Inc. (b)	38,137	239,276
Gamevil, Inc. (b)	3,004	170,200
GemVax & Kael Co., Ltd. (a) (b)	12,003	188,543
Genexine Co., Ltd. (b)	7,189	317,234
Genic Co., Ltd. (a) (b)	2,772	54,869
GOLFZON Co., Ltd.	2,034	126,138
GOLFZONYUWONHOLDINGS Co., Ltd.	9,899	69,927
Grand Korea Leisure Co., Ltd.	13,078	292,707
Green Cross Cell Corp. (b)	1,623	44,873
Green Cross Corp.	3,617	596,073
Green Cross Holdings Corp.	12,193	317,183
GS Engineering & Construction Corp. (a) (b) .	23,321	621,484
GS Home Shopping, Inc.	2,284	341,558
Halla Holdings Corp.	2,406	147,678
Hana Tour Service, Inc. (a)	4,233	267,889
Hanall Biopharma Co., Ltd. (a) (b)	14,666	245,021
Hancom, Inc.	5,712	89,205
Hanil Cement Co., Ltd.	1,546	106,262
Hanjin Heavy Industries & Construction Co., Ltd. (b)	33,693	130,018
Hanjin Kal Corp.	20,805	353,251
Hanjin Transportation Co., Ltd.	3,732	93,863
Hankook Shell Oil Co., Ltd.	274	111,829
Hankook Tire Worldwide Co., Ltd.	12,770	266,102
Hanmi Pharm Co., Ltd.	450	207,563
Hanmi Semiconductor Co., Ltd.	5,091	64,022
Hansae Co., Ltd. (a)	9,658	235,016
Hansol Chemical Co., Ltd.	2,461	195,074
Hansol Holdings Co., Ltd. (b)	43,577	270,242
Hansol Paper Co., Ltd.	27,209	508,926
Hansol Technics Co., Ltd. (b)	11,605	170,174
Hanwha Investment & Securities Co., Ltd. (a) (b)	228,036	481,394
Harim Co., Ltd. (a) (b)	11,358	48,522
Heung-A Shipping Co., Ltd. (a)	36,870	64,276
Hite Jinro Co., Ltd.	29,710	608,308
HLB, Inc. (a) (b)	15,265	266,117
Homecast Co., Ltd. (a) (b)	13,180	287,211
Hugel, Inc. (b)	1,013	391,734
Humax Co., Ltd. (a)	29,629	390,085
Humedix Co., Ltd.	1,312	44,494
Huons Co., Ltd. (b)	2,006	116,752
Huons Global Co., Ltd. (a)	1,866	78,276
Hwa Shin Co., Ltd.	3,048	22,168

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Hyundai BNG Steel Co., Ltd. (b)	2,326	$25,766
Hyundai C&F, Inc.	1,542	25,482
Hyundai Corp.	2,193	43,408
Hyundai Elevator Co., Ltd. (b)	7,421	457,517
Hyundai Engineering Plastics Co., Ltd.	4,706	41,447
Hyundai Greenfood Co., Ltd.	31,505	460,553
Hyundai Home Shopping Network Corp.	3,635	402,660
Hyundai Hy Communications & Network Co., Ltd.	7,026	22,934
Hyundai IBT Co., Ltd. (b)	41,655	246,220
Hyundai Livart Furniture Co., Ltd.	12,383	273,216
Hyundai Merchant Marine Co., Ltd. (b)	61,388	452,042
Hyundai Mipo Dockyard Co., Ltd. (b)	3,573	240,720
Hyundai Rotem Co., Ltd. (a) (b)	22,388	418,752
Hyundai Securities Co., Ltd.	79,789	517,993
i-SENS, Inc. (b)	2,374	68,330
Il Dong Pharmaceutical Co., Ltd. (b) (e)	6,081	125,336
Il Dong Pharmaceutical Co., Ltd. (e)	2,461	70,053
Ilyang Pharmaceutical Co., Ltd. (a) (b)	7,671	343,031
iMarketKorea, Inc.	7,331	85,534
InBody Co., Ltd.	2,405	80,360
Innocean Worldwide, Inc.	5,327	354,053
Innox Corp. (a) (b)	3,289	55,844
Inscobee, Inc. (b)	20,695	44,722
Interojo Co., Ltd.	3,219	116,473
Interpark Holdings Corp. (a)	29,738	136,357
iNtRON Biotechnology, Inc. (a) (b)	4,357	179,605
IS Dongseo Co., Ltd.	5,732	288,330
JB Financial Group Co., Ltd.	280,459	1,510,076
Jeil Pharmaceutical Co.	6,042	573,286
Jeju Air Co., Ltd.	4,665	137,237
Jenax, Inc. (a) (b)	6,552	190,073
JoyCity Corp. (b)	1,390	32,562
Jusung Engineering Co., Ltd. (a) (b)	7,348	70,388
JW Holdings Corp.	24,151	361,821
JW Pharmaceutical Corp.	5,378	425,318
JYP Entertainment Corp. (b)	11,361	52,197
KB Insurance Co., Ltd.	37,031	916,234
Kginicis Co., Ltd.	15,352	187,483
KGMobilians Co., Ltd.	30,124	276,254
KH Vatec Co., Ltd.	5,500	61,674
KIWOOM Securities Co., Ltd.	6,373	414,316
Koh Young Technology, Inc.	2,642	109,509
Kolao Holdings (a)	15,372	126,315
Kolon Corp.	3,621	181,157
Kolon Industries, Inc.	8,358	629,117
Kolon Life Science, Inc. (a)	1,836	257,892
Komipharm International Co., Ltd. (a) (b)	12,919	504,396
KONA I Co., Ltd.	5,574	77,181
Korea Electric Terminal Co., Ltd.	2,344	165,156
Korea Kolmar Co., Ltd.	8,233	719,878
Korea Kolmar Holdings Co., Ltd.	1,912	71,439
Korea Line Corp. (b)	3,568	68,033
Korea Petrochemical Ind Co., Ltd.	1,298	251,621
Korea Real Estate Investment & Trust Co., Ltd. (a)	48,313	138,181
Korea United Pharm, Inc.	6,397	111,520

Korean Air Lines Co., Ltd. (b)	14,478	459,442
Korean Reinsurance Co.	85,791	907,491
Kortek Corp.	7,298	83,493
KT Hitel Co., Ltd. (b)	58,475	419,973
KT Skylife Co., Ltd.	13,745	199,682
Ktis Corp.	12,531	44,431
Kumho Industrial Co., Ltd. (b)	15,611	148,123
Kumho Petrochemical Co., Ltd.	9,037	573,556
Kumho Tire Co., Inc. (a) (b)	58,727	602,547
Kwang Dong Pharmaceutical Co., Ltd.	15,918	130,657
KyungDong City Gas Co., Ltd.	484	33,399
Kyungdong Pharm Co., Ltd.	6,349	105,495
Leaders Cosmetics Co., Ltd. (a) (b)	6,775	153,481
LEENO Industrial, Inc.	3,174	129,398
LF Corp.	11,657	234,442
LG Hausys, Ltd.	3,584	341,690
LG Innotek Co., Ltd.	5,851	415,974
LG International Corp.	35,125	1,113,054
LG Life Sciences, Ltd. (b)	4,748	267,287
LIG Nex1 Co., Ltd.	4,841	364,388
Lock&Lock Co., Ltd.	3,131	35,252
Loen Entertainment, Inc. (b)	3,704	262,325
Lotte Chilsung Beverage Co., Ltd.	362	525,900
LOTTE Fine Chemical Co., Ltd. (a)	13,545	386,789
Lotte Food Co., Ltd.	694	432,903
LOTTE Himart Co., Ltd.	3,890	156,469
LS Corp.	11,472	606,229
LS Industrial Systems Co., Ltd.	10,411	397,024
Lumens Co., Ltd. (b)	13,540	51,881
Lutronic Corp.	2,726	97,273
Macrogen, Inc. (b)	3,097	95,608
Maeil Dairy Industry Co., Ltd.	1,375	42,947
Magnachip Semiconductor Corp. (a) (b)	22,238	185,465
Medipost Co., Ltd. (a) (b)	3,966	266,116
MegaStudy Co., Ltd.	3,625	107,794
Melfas, Inc. (b)	22,609	161,559
Meritz Financial Group, Inc.	30,235	323,942
Meritz Fire & Marine Insurance Co., Ltd.	50,425	705,085
Meritz Securities Co., Ltd.	144,385	440,490
Minwise Co., Ltd.	17,889	492,969
Mirae Corp. (b)	209,350	63,488
Modetour Network, Inc.	2,804	73,324
Muhak Co., Ltd.	5,613	121,806
Naturalendo Tech Co., Ltd. (a) (b)	9,892	155,383
Naturecell Co., Ltd. (b)	33,907	149,008
Neowiz Games Corp. (a) (b)	10,783	117,489
NEPES Corp.	5,440	39,120
Nexen Tire Corp.	24,565	330,106
NH Investment & Securities Co., Ltd.	3	27
NHN Entertainment Corp. (a) (b)	9,870	535,015
NHN KCP Corp.	5,910	101,152
NICE Holdings Co., Ltd.	4,970	82,581
NongShim Co., Ltd.	2,593	739,276
OCI Co., Ltd. (a) (b)	7,108	603,439
Opto Device Technology Co., Ltd.	5,521	44,565
Osstem Implant Co., Ltd. (b)	7,026	389,146
Pan Ocean Co., Ltd. (b)	93,760	328,183
Paradise Co., Ltd. (a)	22,915	330,820

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Partron Co., Ltd.	22,498	$185,075
Paru Co., Ltd. (b)	92,420	371,744
Pharmicell Co., Ltd. (b)	55,896	284,720
Poongsan Corp.	17,255	530,333
Posco ICT Co., Ltd. (b)	7,252	37,598
Power Logics Co., Ltd. (b)	14,194	57,480
Qurient Co., Ltd. (b)	5,853	233,302
Redrover Co., Ltd. (b)	13,387	79,373
S&T Dynamics Co., Ltd.	6,769	57,036
S-Energy Co., Ltd.	35	308
Sajo Industries Co., Ltd. (b)	1,125	66,907
Sam Yung Trading Co., Ltd.	5,173	93,704
Samchully Co., Ltd.	452	41,246
Samchuly Bicycle Co., Ltd.	4,819	61,258
Samho International Co., Ltd. (b)	4,310	66,919
Samjin Pharmaceutical Co., Ltd.	9,314	272,735
Samkwang Glass	895	59,160
Samlip General Foods Co., Ltd.	1,475	265,175
Samsung Pharmaceutical Co., Ltd. (b)	32,887	165,726
Samyang Holdings Corp.	3,648	448,816
Schnell Biopharmaceuticals, Inc. (a) (b)	37,158	175,103
SeAH Steel Corp.	603	34,986
Sebang Co., Ltd.	2,439	35,654
Seegene, Inc. (a) (b)	12,715	412,154
Seobu T&D (b)	4,193	73,288
Seohan Co., Ltd.	137,123	284,493
Seoul Semiconductor Co., Ltd. (a)	21,875	290,978
SEOWON INTECH Co., Ltd	2,731	29,260
Seoyon Co., Ltd.	4,025	42,942
Seoyon E-Hwa Co., Ltd.	3,206	44,683
SFA Engineering Corp.	20,042	980,854
Shinsegae Information & Communication Co., Ltd.	6,588	433,677
Shinsegae, Inc.	3,008	495,712
Silicon Works Co., Ltd.	1,701	46,102
Silla Co., Ltd.	1,472	19,914
Sindoh Co., Ltd.	764	34,893
SK Bioland Co., Ltd.	3,625	69,943
SK Chemicals Co., Ltd.	7,481	459,178
SK Materials Co., Ltd.	2,738	391,800
SK Networks Co., Ltd.	64,964	394,615
SKC Co., Ltd.	13,019	334,533
SM Culture & Contents Co., Ltd. (b)	90,814	171,098
SM Entertainment Co. (a) (b)	8,416	212,435
Soulbrain Co., Ltd.	6,984	386,186
Suheung Co., Ltd.	1,397	50,104
SundayToz Corp. (b)	3,165	100,437
Sungshin Cement Co., Ltd. (b)	6,585	52,556
Sungwoo Hitech Co., Ltd.	26,023	188,554
Suprema HQ, Inc. (b)	1,640	12,761
Suprema, Inc. (b)	1,583	34,065
Synopex, Inc. (a) (b)	27,562	47,674
Taekwang Industrial Co., Ltd.	490	372,833
Taihan Electric Wire Co., Ltd. (b)	130,310	236,045
TBH Global Co., Ltd. (b)	1,842	16,223
Tera Semicon Co., Ltd. (b)	2,426	55,289
Tongyang Life Insurance Co., Ltd.	7,169	73,880
Tongyang, Inc.	123,324	324,168
Tovis Co., Ltd.	6,895	59,162

Value Added Technologies Co., Ltd.	3,353	114,471
Viatron Technologies, Inc.	10,424	264,540
Vieworks Co., Ltd.	6,116	360,957
ViroMed Co., Ltd. (a) (b)	6,680	715,097
Wave Electronics Co., Ltd. (b)	6,032	140,483
Webzen, Inc. (a) (b)	11,692	181,535
WeMade Entertainment Co., Ltd. (a) (b)	5,189	91,638
Whanin Pharmaceutical Co., Ltd.	8,008	112,702
Wins Co., Ltd.	3,675	38,373
WiSoL Co., Ltd.	5,213	62,479
Wonik Holdings Co., Ltd. (a) (b)	96,677	642,553
Wonik IPS Co., Ltd. (b)	15,637	362,050
Woojeon Co., Ltd. (b)	7,440	3,128
Woongjin Thinkbig Co., Ltd. (b)	7,549	76,083
YG Entertainment, Inc. (a)	6,320	184,490
Young Poong Corp.	248	237,563
Youngone Corp.	9,450	317,903
Yuanta Securities Korea Co., Ltd. (a) (b)	69,298	209,212
Yuhan Corp.	25	6,299
Yungjin Pharmaceutical Co., Ltd. (b)	49,311	555,188

		69,270,222

SPAIN — 1.1%
Applus Services SA	50,289	511,402
Axiare Patrimonio SOCIMI SA	20,510	271,634
Baron de Ley (b)	909	106,035
Codere SA (b)	561,443	283,927
Construcciones y Auxiliar de Ferrocarriles SA	2,103	845,607
Euskaltel SA (a) (b) (f)	29,408	292,646
Faes Farma SA	241,441	932,024
Hispania Activos Inmobiliarios SOCIMI SA	30,050	402,878
Lar Espana Real Estate Socimi SA	23,449	168,653
Let’s GOWEX SA (a) (b) (c)	9,561	—
NH Hotel Group SA (b)	53,448	243,863
Obrascon Huarte Lain SA (a)	45,111	181,035
Parques Reunidos Servicios Centrales SAU (b) (f)	12,083	167,292
Pharma Mar SA (a) (b)	163,777	520,869
Promotora de Informaciones SA Class A (b)	42,207	270,506
Sacyr SA (a)	108,851	229,730
Saeta Yield SA	12,875	128,050
Talgo SA (a) (b) (f)	34,574	167,812
Telepizza Group SA (b) (f)	30,747	139,596
Tubacex SA	149,334	443,049
Vidrala SA	24,175	1,415,446

		7,722,054

SWEDEN — 3.2%
Acando AB	82,000	211,523
AddLife AB (b)	14,074	224,644
AddTech AB Class B	24,124	378,020
AF AB Class B.	27,630	538,578
Arcam AB (b)	7,905	270,346
Attendo AB (f)	27,300	264,479
Avanza Bank Holding AB (a)	9,426	372,974
B&B Tools AB Class B	12,449	278,262
Beijer Alma AB	8,424	208,452

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Beijer Ref AB	14,654	$370,310
Betsson AB (b)	47,271	523,063
Bilia AB Class A	12,265	302,781
BioGaia AB Class B	3,642	106,275
Bonava AB Class B (b)	35,422	447,354
Bravida Holding AB (f)	35,135	233,758
Bufab AB	21,549	171,036
Bure Equity AB	20,928	246,107
Byggmax Group AB	25,654	193,886
Capio AB (f)	25,960	144,838
Cellavision AB	17,638	191,462
Clas Ohlson AB Class B	12,695	197,818
Cloetta AB Class B	102,348	371,527
Com Hem Holding AB	38,595	357,236
D Carnegie & Co. AB (b)	8,790	112,858
Duni AB	12,721	193,768
Eltel AB (f)	20,733	207,514
Evolution Gaming Group AB (a) (f)	9,539	311,197
Haldex AB	45,287	636,959
Hemfosa Fastigheter AB	53,017	575,505
HIQ International AB (b)	29,921	213,038
Hoist Finance AB (f)	16,121	155,238
Industrial & Financial Systems Class B	9,803	453,684
Infant Bacterial Theraoeutic AB (b)	1,117	7,692
Investment AB Oresund	14,458	247,227
Inwido AB	28,806	390,024
JM AB (a)	24,283	664,371
KNOW IT AB	21,830	203,842
Kungsleden AB	63,591	465,758
Lagercrantz Group AB Class B	21,535	212,399
LeoVegas AB (a) (b) (f)	63,933	244,019
Lindab International AB	19,363	190,412
Medivir AB Class B (b)	10,481	85,329
Modern Times Group MTG AB Class B (a)	18,736	480,461
Munksjo Oyj (b)	18,162	243,293
Mycronic AB (a)	28,398	354,668
NetEnt AB (b)	72,104	660,663
New Wave Group AB Class B	155,825	923,048
Nobia AB	49,094	466,735
Nolato AB Class B	11,247	345,258
Nordnet AB Class B (a)	48,484	159,587
Opus Group AB	80,171	66,440
Orexo AB (b)	7,275	39,655
Qliro Group AB (a) (b)	88,716	122,707
Ratos AB Class B (a)	51,569	245,223
RaySearch Laboratories AB	13,160	304,907
Recipharm AB Class B (a)	9,477	154,864
Sagax AB Class B	33,451	356,281
SAS AB (a) (b)	42,934	85,694
Scandi Standard AB	26,952	200,550
Sectra AB Class B (b)	14,175	238,252
SkiStar AB	10,047	162,419
Starbreeze AB (b)	105,078	284,545
Systemair AB.	10,935	151,567
Tethys Oil AB	28,969	204,569
Thule Group AB (f)	25,661	438,795
Tobii AB (b)	33,732	282,498
Vitrolife AB	7,879	500,289

Vostok New Ventures, Ltd. (a) (b)	20,018	151,290
Wihlborgs Fastigheter AB	114,735	2,444,048

		22,243,869

SWITZERLAND — 2.5%
AFG Arbonia-Forster Holding AG (b)	18,780	293,498
APG SGA SA	283	120,349
Ascom Holding AG	19,445	351,029
Autoneum Holding AG	1,312	369,482
Bachem Holding AG Class B	3,355	316,327
Basilea Pharmaceutica, Ltd. (a) (b)	8,002	634,778
Bell AG	769	337,142
Bobst Group SA	2,558	143,152
Bossard Holding AG Class A (a) (b)	1,859	245,271
Burckhardt Compression Holding AG (a)	1,271	360,886
Burkhalter Holding AG	2,517	340,395
Comet Holding AG (b)	321	294,046
Conzzeta AG	173	119,569
EFG International AG (b)	38,356	188,733
Evolva Holding SA (a) (b)	198,328	120,707
GAM Holding AG (b)	62,079	594,278
Gurit Holding AG (b)	64	58,428
HBM Healthcare Investments AG Class A (b)	2,881	290,507
Huber + Suhner AG	5,807	388,172
Implenia AG	4,621	327,484
Inficon Holding AG (b)	867	332,928
Interroll Holding AG	366	408,890
Intershop Holding AG	234	120,693
Kardex AG (b)	3,756	361,109
Komax Holding AG	2,043	501,372
Kudelski SA (b)	47,112	879,644
Lastminute.com NV (b)	1,447	20,748
LEM Holding SA	254	288,219
Leonteq AG (a) (b)	3,374	182,900
LifeWatch AG (b)	11,472	110,531
Metall Zug AG	63	205,364
Meyer Burger Technology AG (b)	35,112	120,252
Mobilezone Holding AG	13,233	194,523
Mobimo Holding AG (b)	2,855	728,623
Myriad Group AG (a) (b)	25,387	73,851
Newron Pharmaceuticals SpA (a) (b)	3,197	74,203
Orascom Development Holding AG (b)	4,906	31,175
Oriflame Holding AG (a) (b)	18,282	671,326
Orior AG (b)	5,307	450,553
Phoenix Mecano AG	412	214,203
Rieter Holding AG (b)	1,356	275,984
Santhera Pharmaceutical Holding AG (a) (b) .	1,974	106,906
Schmolz + Bickenbach AG (b)	170,492	116,077
Schweiter Technologies AG	315	365,561
Siegfried Holding AG (b)	1,610	352,260
Swissquote Group Holding SA (b)	5,091	144,422
Tecan Group AG	4,308	757,255
u-blox Holding AG (b)	2,633	570,112
Valiant Holding AG	6,101	562,332
Valora Holding AG	5,599	1,599,879
Vaudoise Assurances Holding SA	408	207,072

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Wizz Air Holdings PLC (b) (f)	19,169	$408,369
Zehnder Group AG (b)	2,359	105,004

		17,436,573

UNITED ARAB EMIRATES — 0.0% (g)
Lamprell PLC (b)	107,309	96,182

UNITED KINGDOM — 9.6%
4imprint Group PLC	7,562	172,100
888 Holdings PLC	71,693	206,281
A.G.Barr PLC	42,507	283,261
Aldermore Group PLC (b)	56,137	122,217
Allied Minds PLC (b)	83,145	352,853
AO World PLC (a) (b)	78,436	172,191
Arrow Global Group PLC	62,707	239,889
Ascential PLC (b)	56,041	204,560
Assura PLC	807,194	611,302
AVEVA Group PLC	25,050	649,497
Avon Rubber PLC	15,657	205,418
Big Yellow Group PLC REIT	53,547	542,549
Bloomsbury Publishing PLC	19,361	38,731
Bodycote PLC	45,037	344,290
Bovis Homes Group PLC	52,941	601,741
Brammer PLC	51,361	80,062
Brewin Dolphin Holdings PLC	100,867	345,647
Cairn Energy PLC (b)	230,631	563,229
Cape PLC	35,534	96,356
Card Factory PLC	91,827	366,438
Carillion PLC	140,686	453,040
Chemring Group PLC (b)	254,541	465,388
Chesnara PLC	46,379	199,114
Cineworld Group PLC	398	2,999
Circassia Pharmaceuticals PLC (b)	81,465	100,003
Clarkson PLC	11,163	303,935
CMC Markets PLC (f)	34,310	87,800
Coats Group PLC (b)	528,387	221,356
Communisis PLC	47,664	22,754
Computacenter PLC	29,889	275,663
Concentric AB	20,721	279,347
Connect Group PLC	64,933	127,576
Consort Medical PLC	23,297	327,746
Costain Group PLC	46,861	218,836
Countryside Properties PLC (a) (b) (f)	115,527	364,369
Countrywide PLC	61,943	174,124
Cranswick PLC	19,593	595,051
Crest Nicholson Holdings PLC	99,394	582,686
Daejan Holdings PLC	2,060	149,585
Dairy Crest Group PLC	58,918	495,943
De La Rue PLC	34,363	265,593
Debenhams PLC	424,716	307,576
Dechra Pharmaceuticals PLC	26,295	475,810
Devro PLC	57,066	176,241
DFS Furniture PLC	70,456	231,643
Dialight PLC (b)	11,431	103,794
Dignity PLC	13,750	500,651
Diploma PLC	44,164	504,274
Domino’s Pizza Group PLC	1,944	9,432
Doric Nimrod Air Three, Ltd. Preference Shares	81,762	110,988
Drax Group PLC	149,669	593,759
e2v technologies PLC	94,963	295,748

Electrocomponents PLC	159,592	703,817
Elementis PLC	132,201	374,198
Empiric Student Property PLC	334,037	503,340
EnQuest PLC (b)	273,932	95,187
Enterprise Inns PLC (b)	397,480	480,184
Essentra PLC	98,582	622,234
esure Group PLC	103,835	409,501
Euromoney Institutional Investor PLC	15,240	219,546
Exova Group PLC	52,402	135,119
F&C Commercial Property Trust, Ltd.	258,913	413,683
FDM Group Holdings PLC	36,970	293,907
Fenner PLC	152,092	395,135
Ferroglobe PLC	19,335	174,595
Fidessa Group PLC	17,456	544,888
Findel PLC (b)	27,812	77,675
Firstgroup PLC (b)	352,883	484,523
Flybe Group PLC (b)	111,382	71,981
Forterra PLC (f)	93,637	204,346
Foxtons Group PLC	87,579	114,050
Fuller Smith & Turner PLC Class A	18,321	249,889
Galliford Try PLC	31,282	538,824
Games Workshop Group PLC	5,627	36,986
Gem Diamonds, Ltd.	88,673	142,255
Genel Energy PLC (a) (b)	57,625	71,861
Genus PLC	30,883	781,479
Go-Ahead Group PLC	16,128	425,500
Grafton Group PLC	81,521	527,255
Grainger PLC	156,959	468,946
Greene King PLC	405	4,072
Greggs PLC	47,023	619,380
Gulf Keystone Petroleum, Ltd. (b) (c)	871,364	—
Halfords Group PLC	78,923	359,438
Hansteen Holdings PLC	158,731	239,801
Headlam Group PLC	17,875	114,705
Helical Bar PLC	37,722	132,547
Hill & Smith Holdings PLC	24,319	358,235
Hilton Food Group PLC	28,359	227,293
Hunting PLC	59,517	354,401
Huntsworth PLC	1,568	876
Ibstock PLC (f)	90,816	190,521
Imagination Technologies Group PLC (a) (b) .	79,971	256,330
Indivior PLC	1,683	6,701
Intelligent Energy Holdings PLC (b)	44,157	6,883
International Personal Finance PLC	84,089	284,002
Interserve PLC	86,445	413,235
IP Group PLC (b)	201,025	438,179
ITE Group PLC	283,878	599,231
Ithaca Energy, Inc. (b)	145,605	124,084
J D Wetherspoon PLC (a)	119,897	1,464,793
James Fisher & Sons PLC	18,215	385,442
JD Sports Fashion PLC	122	2,341
John Laing Group PLC (f)	122,277	432,833
John Menzies PLC	19,052	144,284
Johnston Press PLC (b)	26,174	6,545
JRP Group PLC	238,998	416,014
KCOM Group PLC	200,147	301,589
Keller Group PLC	51,241	584,415
Kier Group PLC (a)	34,519	588,752
Laird PLC	183,883	757,915

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Lancashire Holdings, Ltd.	55,779	$485,824
Lavendon Group PLC	72,933	127,899
LondonMetric Property PLC	202,942	421,795
Lookers PLC	119,466	177,688
Low & Bonar PLC	81,471	65,615
LSL Property Services PLC	36,956	102,492
Luxfer Holdings PLC ADR	8,181	94,818
Marshalls PLC	94,680	350,765
Marston’s PLC	135,267	257,593
McBride PLC (b)	134,480	327,543
McCarthy & Stone PLC (f)	210,901	457,240
McColl’s Retail Group PLC	56,994	128,266
McKay Securities PLC	49,279	129,947
Mears Group PLC	31,362	186,993
Micro Focus International PLC	180	5,139
Millennium & Copthorne Hotels PLC	30,518	172,447
Mitchells & Butlers PLC	47,941	171,133
Mitie Group PLC	235,539	586,841
Moneysupermarket.com Group PLC	2,003	7,808
Morgan Advanced Materials PLC	163,381	614,624
Morgan Sindall Group PLC	60,241	578,681
Mothercare PLC (b)	54,874	84,468
Mucklow A & J Group PLC	27,357	180,349
N Brown Group PLC (a)	68,011	167,770
NCC Group PLC (a)	117,407	534,706
NewRiver REIT PLC	84,685	363,294
NMC Health PLC	115	2,047
Northgate PLC	44,451	249,445
Novae Group PLC	24,312	241,755
On the Beach Group PLC (b) (f)	32,797	85,526
OneSavings Bank PLC	54,964	181,137
Ophir Energy PLC (b)	247,500	248,361
Oxford Instruments PLC	21,547	177,314
Pagegroup PLC	125,517	548,163
Paragon Group of Cos. PLC	119,407	486,269
PayPoint PLC.	68,980	924,724
Pendragon PLC	478,237	186,369
Petropavlovsk PLC (b)	930,230	83,015
Pets at Home Group PLC	131,272	401,068
Photo-Me International PLC	96,046	193,384
Polypipe Group PLC	66,131	241,219
Premier Farnell PLC	334,629	799,817
Premier Foods PLC (b)	411,914	282,253
Premier Oil PLC (b)	208,804	185,797
Primary Health Properties PLC	261,068	379,823
PZ Cussons PLC	98,831	466,795
QinetiQ Group PLC	134,973	415,181
Rank Group PLC	54,325	144,947
Rathbone Brothers PLC	17,540	416,956
Raven Russia, Ltd. (b)	143,480	71,058
Redefine International PLC	302,754	169,070
Redrow PLC	86,959	451,839
Renishaw PLC	164	5,618
Restaurant Group PLC	78,493	391,841
Ricardo PLC	27,122	339,808
Robert Walters PLC	43,709	204,401
RPC Group PLC	810	10,101
RPS Group PLC	185,481	416,826
Safestore Holdings PLC	72,303	361,598
Sanne Group PLC	46,725	277,228
Savills PLC	51,207	476,268
Schroder Real Estate Investment Trust, Ltd.	222,849	165,728
SDL PLC	42,518	256,962
Seadrill, Ltd. (a) (b)	140,893	340,584
Senior PLC	424,341	1,262,843
Serco Group PLC (b)	343,463	583,129
Shanks Group PLC	372,289	527,128
Shawbrook Group PLC (b) (f)	54,631	169,608
SIG PLC	287,351	434,112
Soco International PLC	91,756	161,206
Softcat PLC	53,113	220,780
Sophos Group PLC (f)	110,703	383,667
Speedy Hire PLC	171,056	79,437
Spire Healthcare Group PLC (f)	77,800	398,791
Spirent Communications PLC	307,815	327,878
SSP Group PLC	1,194	4,962
ST Modwen Properties PLC	65,356	249,598
Stagecoach Group PLC	133,510	366,456
Stallergenes Greer PLC (b)	385	12,201
SThree PLC	52,878	170,863
Stobart Group, Ltd.	105,833	229,243
Stock Spirits Group PLC	82,213	164,731
SuperGroup PLC	21,959	428,727
SVG Capital PLC (b)	36,183	318,907
Synthomer PLC	116,797	560,148
Ted Baker PLC	9,812	314,056
Telecom Plus PLC	27,686	397,763
Thomas cook Group PLC (b)	265,057	238,262
Topps Tiles PLC	91,620	133,594
TORM PLC.	10,513	95,992
Trinity Mirror PLC	96,508	114,395
Tritax Big Box REIT PLC (e)	397,392	717,019
Tritax Big Box REIT PLC (b) (d) (e)	36,127	3,238
Tullett Prebon PLC	203,117	880,200
Tyman PLC	57,201	207,680
U & I Group PLC	50,314	114,866
Ultra Electronics Holdings PLC	15,840	364,815
UNITE Group PLC	54,641	450,360
Urban & Civic PLC	33,971	99,289
Vectura Group PLC (b)	258,813	465,634
Vesuvius PLC	71,568	326,128
Victrex PLC	28,427	579,010
Virgin Money Holdings UK PLC	84,557	341,821
Vitec Group PLC	24,801	196,037
Volution Group PLC	65,725	145,140
Wilmington PLC	19,976	66,169
Wincanton PLC	210,298	560,013
Workspace Group PLC	41,036	372,074
Xaar PLC	28,641	186,023
Zoopla Property Group PLC (f)	129,288	546,325

		67,629,528

UNITED STATES — 0.7%
Alacer Gold Corp. (b)	105,171	262,477
Argonaut Gold, Inc. (b)	61,295	160,904
Atlantic Power Corp. (a)	55,583	137,028
Boart Longyear, Ltd. (b)	2,406	249
DHT Holdings, Inc. (a)	55,906	234,246
Eros International PLC (a) (b)	11,566	177,191

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Globant SA (a) (b)	11,003	$463,446
Golar LNG, Ltd.	35,011	742,233
MDC Partners, Inc. Class A	24,846	266,349
Mitel Networks Corp. (b)	35,283	259,683
Nordic American Tankers, Ltd. (a)	43,875	443,576
Ormat Technologies, Inc.	1	38
Oxford Immunotec Global PLC (b)	14,631	183,765
Performance Sports Group, Ltd. (a) (b)	21,628	87,810
REC Silicon ASA (a) (b)	833,232	116,139
Ship Finance International, Ltd. (a)	31,234	460,077
Sims Metal Management, Ltd. (a)	52,743	375,363
Stratasys, Ltd. (b)	18,578	447,544
Thompson Creek Metals Co., Inc. (b)	87,117	45,738

		4,863,856

TOTAL COMMON STOCKS (Cost $766,540,740)		692,251,913

WARRANTS — 0.0% (g)
HONG KONG — 0.0% (g)
Skyway Securities Group, Ltd. (expiring 2/13/17) (b)	346,000	4,595

SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b)	115,305	4,482

TOTAL WARRANTS (Cost $0)		9,077

RIGHTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Cover-More Group, Ltd. (expiring 10/17/16) (b) (c)	24,764	—

NORWAY — 0.0% (g)
Solstad Offshore ASA (expiring 9/19/16) (b) (d)	1,641	616

SINGAPORE — 0.0% (g)
Frasers Hospitality Trust (expiring 10/7/16) (a) (b)	61,408	3,693

SOUTH KOREA — 0.0% (g)
Asiana Airlines, Inc. (expiring 11/3/16) (b) (d)	6,842	—
ViroMed Co., Ltd. (expiring 10/18/16) (a) (b) .	545	11,159

		11,159

TOTAL RIGHTS (Cost $0)		15,468

SHORT-TERM INVESTMENTS — 11.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (h) (i)	3,225,573	3,225,573
State Street Navigator Securities Lending Prime Portfolio (i) (j)	77,010,646	77,010,646

TOTAL SHORT-TERM INVESTMENTS (Cost $80,236,219)		80,236,219

TOTAL INVESTMENTS — 110.0% (Cost $846,776,959)		772,512,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(70,200,555)

NET ASSETS — 100.0%		$702,312,122

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $2,044,753, representing 0.3% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$48,665,831	$61,289		$0	(a)	$48,727,120
Austria.	3,644,230	—		—		3,644,230
Belgium	8,861,804	—		—		8,861,804
Canada	61,290,328	46,046		0	(a)	61,336,374
China.	1,698,791	19,428		—		1,718,219
Denmark	5,864,810	—		0	(a)	5,864,810
Faeroe Islands	803,823	—		—		803,823
Finland	7,326,920	—		0	(a)	7,326,920
France	13,164,169	1,012,863		—		14,177,032
Germany	20,202,154	—		—		20,202,154
Greece	560	—		0	(a)	560
Hong Kong	25,542,239	192,336		0	(a)	25,734,575
India	439,303	—		—		439,303
Ireland	6,247,750	—		—		6,247,750
Israel	11,215,056	—		—		11,215,056
Italy.	9,786,173	—		0	(a)	9,786,173
Japan	228,317,991	502,015		—		228,820,006
Luxembourg	506,609	—		—		506,609
Macau	579,774	—		—		579,774
Netherlands	10,028,384	—		—		10,028,384
New Zealand	9,999,320	—		—		9,999,320
Norway	11,097,341	—		—		11,097,341
Peru	294,042	—		—		294,042
Portugal	1,954,742	—		—		1,954,742
Singapore.	13,105,408	65		0	(a)	13,105,473
South Africa	518,035	—		0	(a)	518,035
South Korea	69,063,365	206,857		0	(a)	69,270,222
Spain	7,722,054	—		0	(a)	7,722,054
Sweden	22,243,869	—		—		22,243,869
Switzerland	17,436,573	—		—		17,436,573
United Arab Emirates	96,182	—		—		96,182
United Kingdom	67,626,290	3,238		0	(a)	67,629,528
United States	4,863,856	—		—		4,863,856
Warrants
Hong Kong	4,595	—		—		4,595
Singapore.	4,482	—		—		4,482
Rights
Australia	—	—		0	(a)	—
Norway	—	616		—		616
Singapore.	3,693	—		—		3,693
South Korea	11,159	0	(b)	—		11,159
Short-Term Investments	80,236,219	—		—		80,236,219

TOTAL INVESTMENTS	$770,467,924	$2,044,753		$0		$772,512,677

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.
(b)	Fund held a Level 2 security that was valued at $0 at September 30, 2016.

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	675,295	$675,295	33,544,647	30,994,369	3,225,573	$3,225,573	$5,025	$—
State Street Navigator Securities Lending Prime Portfolio	123,921,999	123,921,999	153,223,998	200,135,351	77,010,646	77,010,646	1,948,968	—

TOTAL		$124,597,294				$80,236,219	$1,953,993	$—

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 15.4%
Astro Japan Property Group	622,949	$3,375,120
BGP Holdings PLC (a)	32,410,441	—
BWP Trust	5,579,892	13,706,745
Charter Hall Retail REIT	3,669,602	11,878,534
Dexus Property Group REIT	10,961,058	76,749,768
Gateway Lifestyle (b)	3,287,825	5,384,259
Goodman Group REIT	17,987,671	100,209,713
GPT Group REIT	20,489,462	79,338,608
Investa Office Fund REIT	7,005,213	24,498,588
Scentre Group REIT	60,793,522	218,654,624
Westfield Corp.	21,826,525	162,517,802

		696,313,761

AUSTRIA — 1.4%
BUWOG AG (c)	806,782	21,841,479
CA Immobilien Anlagen AG (c)	844,211	16,099,853
IMMOFINANZ AG (b) (c)	10,020,536	23,535,655

		61,476,987

BELGIUM — 1.0%
Befimmo SA (b)	260,295	15,728,775
Cofinimmo SA REIT	230,797	28,712,224

		44,440,999

BRAZIL — 0.5%
BR Malls Participacoes SA (c)	6,056,712	22,930,439

CANADA — 3.8%
Artis Real Estate Investment Trust	840,610	7,937,584
Boardwalk Real Estate Investment Trust	259,687	10,225,454
Canadian Apartment Properties	753,042	17,544,718
Canadian Real Estate Investment Trust	413,606	14,810,195
Crombie Real Estate Investment Trust	480,237	5,228,983
Dream Office Real Estate Investment Trust	605,612	7,796,808
First Capital Realty, Inc. (b)	1,579,172	26,410,653
H&R Real Estate Investment Trust	1,589,106	27,120,904
RioCan Real Estate Investment Trust	1,816,912	37,630,850
Smart Real Estate Investment Trust REIT .	726,354	19,537,085

		174,243,234

FRANCE — 12.2%
Fonciere Des Regions	561,716	52,369,037
Gecina SA REIT	460,473	72,524,764
Klepierre REIT	2,368,744	108,609,382
Mercialys SA (b)	629,162	15,137,990
Unibail-Rodamco SE	1,134,050	305,866,910

		554,508,083

HONG KONG — 8.6%
Champion REIT	24,434,174	14,806,776
Hang Lung Properties, Ltd.	23,613,755	53,097,801
Hongkong Land Holdings, Ltd.	13,429,500	95,349,450
Hysan Development Co., Ltd.	7,048,846	33,035,998
Link REIT.	25,626,355	188,333,117
Prosperity REIT	13,502,000	5,971,140

		390,594,282

ITALY — 0.2%
Beni Stabili SpA SIIQ (c)	11,612,355	6,929,532
Immobiliare Grande Distribuzione SIIQ SpA	3,759,978	2,833,173

		9,762,705

JAPAN — 25.3%
Activia Properties, Inc. (b)	6,850	36,324,989
Aeon Mall Co., Ltd.	1,299,740	20,382,038
AEON REIT Investment Corp.	12,310	16,021,903
Daibiru Corp.	663,900	6,018,468
Daiwa Office Investment Corp.	3,744	22,959,799
Frontier Real Estate Investment Corp.	5,319	26,525,404
Fukuoka Corp. REIT	8,517	15,954,919
Global One Real Estate Investment Corp.	2,210	8,434,948
Hankyu REIT, Inc.	6,921	9,383,828
Heiwa Real Estate Co., Ltd.	378,400	5,414,522
Hoshino Resorts REIT, Inc. (b)	936	11,757,192
Hulic Co., Ltd.	5,521,690	55,890,310
Hulic, Inc. REIT (b)	9,940	17,727,389
Ichigo Hotel Real Estate Investment Corp. (b)	2,885	3,891,680
Japan Excellent, Inc.	14,895	21,460,332
Japan Prime Realty Investment Corp.	9,966	44,975,678
Japan Real Estate Investment Corp.	14,198	84,824,865
Japan Rental Housing Investments, Inc.	18,944	15,882,542
Japan Retail Fund Investment Corp. REIT.	29,132	71,948,977
Kenedix Office Investment Corp. REIT	4,623	28,441,505
Kenedix Residential Investment Corp. (b) .	3,995	11,365,817
Kenedix Retail REIT Corp.	4,571	10,842,386
Leopalace21 Corp.	3,050,900	20,004,914
MCUBS MidCity Investment Corp.	2,845	8,807,658
Mitsui Fudosan Co., Ltd.	11,324,000	238,803,160
Mori Hills Investment Corp. REIT	15,979	23,921,556
Mori Trust Sogo REIT, Inc.	10,992	19,267,072
Nippon Building Fund, Inc.	16,119	102,032,084
NTT Urban Development Corp.	1,246,431	11,976,274
Orix JREIT, Inc. REIT (b)	27,637	48,524,748
Premier Investment Corp.	12,823	16,980,835
Tokyu Fudosan Holdings Corp.	5,850,200	31,485,301
Tokyu REIT, Inc. (b)	11,154	14,968,929
United Urban Investment Corp.	33,709	61,416,190

		1,144,618,212

NETHERLANDS — 1.5%
Atrium European Real Estate, Ltd.	1,950,275	8,701,125
Eurocommercial Properties NV	550,568	24,885,254
Vastned Retail NV (b)	218,785	8,851,341
Wereldhave NV	459,401	23,276,253

		65,713,973

NEW ZEALAND — 1.0%
Argosy Property, Ltd. (b)	9,669,262	7,875,263
Goodman Property Trust (b)	11,490,510	10,904,444

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Kiwi Property Group, Ltd.	14,615,712	$15,942,813
Precinct Properties New Zealand, Ltd.	11,552,697	10,921,454

		45,643,974

PHILIPPINES — 1.9%
Robinsons Land Corp.	18,349,100	11,729,500
SM Prime Holdings, Inc.	131,873,900	76,549,135

		88,278,635

SINGAPORE — 7.4%
Ascendas REIT	26,680,863	49,312,974
Cambridge Industrial Trust	11,944,879	4,818,426
CapitaLand Commercial Trust	24,296,176	28,333,213
CapitaLand Mall Trust REIT	30,766,668	48,966,717
CapitaLand, Ltd.	29,506,699	69,251,851
Frasers Commercial Trust (b)	6,638,694	6,841,003
Global Logistic Properties, Ltd.	33,702,200	46,223,267
GuocoLand, Ltd. (b)	3,026,766	4,428,764
Keppel REIT	20,330,300	16,625,681
Mapletree Logistics Trust (b)	17,468,408	13,708,751
Starhill Global REIT	15,406,082	9,265,457
Suntec Real Estate Investment Trust	28,911,551	36,366,064
United Industrial Corp., Ltd. (b)	1,414,522	2,821,886

		336,964,054

SOUTH AFRICA — 1.7%
Growthpoint Properties, Ltd. REIT (b)	26,076,058	47,994,548
Hyprop Investments, Ltd.	2,439,886	21,438,882
SA Corporate Real Estate Fund Nominees Pty, Ltd.	19,168,545	7,597,023

		77,030,453

SPAIN — 0.0% (d)
Martinsa Fadesa SA (a) (c)	35,998	—

SWEDEN — 2.0%
Castellum AB	3,118,291	46,770,361
Fabege AB	1,604,156	29,284,264
Kungsleden AB	1,798,855	13,175,310

		89,229,935

SWITZERLAND — 2.6%
PSP Swiss Property AG	460,692	43,959,160
Swiss Prime Site AG (c)	815,991	71,716,973

		115,676,133

THAILAND — 0.6%
Central Pattana PCL NVDR (b)	15,448,272	25,970,039

UNITED KINGDOM — 12.7%
Big Yellow Group PLC REIT	1,702,897	17,254,092
British Land Co. PLC REIT	11,681,853	95,980,141
Capital & Counties Properties PLC (b)	8,562,751	32,034,277
Derwent London PLC	1,264,779	42,733,072
Grainger PLC	4,767,763	14,244,644
Great Portland Estates PLC REIT	3,924,710	32,271,593
Hammerson PLC	8,952,878	68,266,853
Intu Properties PLC (b)	10,282,465	39,589,914
Land Securities Group PLC REIT	9,145,591	125,691,689
Segro PLC	9,447,236	55,690,148

Shaftesbury PLC	3,171,055	39,956,241
Workspace Group PLC	1,346,211	12,206,121

		575,918,785

TOTAL COMMON STOCKS (Cost $4,191,855,377)		4,519,314,683

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	1,657,995	1,657,995
State Street Navigator Securities Lending Prime Portfolio (e) (g)	113,855,927	113,855,927

TOTAL SHORT-TERM INVESTMENTS (Cost $115,513,922)		115,513,922

TOTAL INVESTMENTS — 102.4% (Cost $4,307,369,299)		4,634,828,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(106,593,403)

NET ASSETS — 100.0%		$4,528,235,202

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Non-income producing security.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia.	$696,313,761	$—	$0	(a)	$696,313,761
Austria	61,476,987	—	—		61,476,987
Belgium	44,440,999	—	—		44,440,999
Brazil	22,930,439	—	—		22,930,439
Canada	174,243,234	—	—		174,243,234
France	554,508,083	—	—		554,508,083
Hong Kong	390,594,282	—	—		390,594,282
Italy	9,762,705	—	—		9,762,705
Japan	1,144,618,212	—	—		1,144,618,212
Netherlands	65,713,973	—	—		65,713,973
New Zealand.	45,643,974	—	—		45,643,974
Philippines	88,278,635	—	—		88,278,635
Singapore	336,964,054	—	—		336,964,054
South Africa	77,030,453	—	—		77,030,453
Spain	—	—	0	(a)	—
Sweden	89,229,935	—	—		89,229,935
Switzerland.	115,676,133	—	—		115,676,133
Thailand	25,970,039	—	—		25,970,039
United Kingdom	575,918,785	—	—		575,918,785
Short-Term Investments	115,513,922	—	—		115,513,922

TOTAL INVESTMENTS	$4,634,828,605	$—	$0		$4,634,828,605

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	412,581	$412,581	225,605,902	224,360,488	1,657,995	$1,657,995	$22,242	$—
State Street Navigator Securities Lending Prime Portfolio	77,123,206	77,123,206	2,060,283,632	2,023,550,911	113,855,927	113,855,927	1,056,373	—

TOTAL		$77,535,787				$115,513,922	$1,078,615	$—

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 8.7%
Macquarie Atlas Roads Group	134,851	$514,942
Qube Holdings, Ltd. (a)	364,921	650,666
Sydney Airport	328,258	1,750,861
Transurban Group Stapled Security	519,932	4,523,874

		7,440,343

BRAZIL — 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	15,800	146,308
CPFL Energia SA ADR	14,851	219,795
Ultrapar Participacoes SA ADR	29,814	652,628

		1,018,731

CANADA — 9.0%
AltaGas, Ltd. (a)	11,500	295,233
Enbridge, Inc. (a)	65,803	2,886,970
Inter Pipeline, Ltd.	23,748	500,529
Pembina Pipeline Corp. (a)	27,630	840,515
TransCanada Corp. (a)	56,376	2,672,847
Veresen, Inc. (a)	21,999	224,300
Westshore Terminals Investment Corp. (a)	16,751	303,984

		7,724,378

CHILE — 0.2%
Enersis Americas SA ADR	18,079	148,067

CHINA — 3.5%
Beijing Capital International Airport Co., Ltd. Class H	428,000	485,062
Beijing Enterprises Water Group, Ltd. (a) (b)	234,000	158,093
China Merchants Port Holdings Co., Ltd. (a)	220,022	585,802
China Resources Power Holdings Co., Ltd.	84,389	145,364
COSCO SHIPPING Ports, Ltd.	481,180	493,219
Guangdong Investment, Ltd.	130,000	206,500
Jiangsu Expressway Co., Ltd. Class H	366,000	505,872
Shenzhen International Holdings, Ltd.	275,572	456,921

		3,036,833

FRANCE — 4.5%
Aeroports de Paris	9,827	974,928
Engie SA	74,495	1,154,464
Groupe Eurotunnel SE	164,785	1,784,446

		3,913,838

GERMANY — 1.5%
E.ON SE	92,245	654,540
Fraport AG Frankfurt Airport Services Worldwide	11,082	606,321

		1,260,861

HONG KONG — 1.3%
China Gas Holdings, Ltd. (a)	102,000	161,760
CLP Holdings, Ltd.	91,000	940,394

		1,102,154

ITALY — 6.4%
Ansaldo STS SpA	9,540	111,499
Atlantia SpA	140,865	3,576,089
Enel SpA	355,845	1,586,798

Societa Iniziative Autostradali e Servizi SpA	20,278	193,702

		5,468,088

JAPAN — 2.8%
Japan Airport Terminal Co., Ltd. (a)	20,500	776,354
Kamigumi Co., Ltd.	75,000	650,274
Mitsubishi Logistics Corp. (a)	50,000	716,437
Sumitomo Warehouse Co., Ltd.	47,000	248,309

		2,391,374

MEXICO — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV ADR	11,141	1,058,061
Grupo Aeroportuario del Sureste SAB de CV ADR	6,038	884,084

		1,942,145

NETHERLANDS — 0.3%
Koninklijke Vopak NV	4,685	245,981

NEW ZEALAND — 1.9%
Auckland International Airport, Ltd.	278,338	1,487,694
Z Energy, Ltd.	28,190	172,198

		1,659,892

SINGAPORE — 1.6%
Hutchison Port Holdings Trust	1,565,528	696,660
SATS, Ltd.	190,200	694,705
SIA Engineering Co., Ltd.	6,988	19,015

		1,410,380

SPAIN — 9.1%
Abertis Infraestructuras SA	175,021	2,726,104
Aena SA (c)	22,015	3,248,422
Iberdrola SA	275,692	1,875,047

		7,849,573

SWITZERLAND — 1.3%
Flughafen Zuerich AG	5,609	1,098,193

UNITED KINGDOM — 6.0%
BBA Aviation PLC	268,151	870,472
Centrica PLC	252,559	748,665
National Grid PLC	180,742	2,563,840
SSE PLC	46,449	946,088

		5,129,065

UNITED STATES — 38.2%
American Electric Power Co., Inc.	22,619	1,452,366
Cheniere Energy, Inc. (a) (b)	16,647	725,809
Consolidated Edison, Inc.	14,005	1,054,577
Dominion Resources, Inc. (a)	28,836	2,141,650
Duke Energy Corp.	31,760	2,542,070
Edison International	15,014	1,084,762
Eversource Energy	14,623	792,274
Exelon Corp.	42,500	1,414,825
Kinder Morgan, Inc.	135,296	3,129,396
Macquarie Infrastructure Corp.	22,452	1,868,904
NextEra Energy, Inc.	21,501	2,630,002
ONEOK, Inc.	14,860	763,655
PG&E Corp.	22,999	1,406,849
PPL Corp.	31,233	1,079,725
Public Service Enterprise Group, Inc.	23,282	974,817

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Sempra Energy	11,547	$1,237,723
Southern Co.	45,129	2,315,118
Spectra Energy Corp.	49,458	2,114,330
Targa Resources Corp. (a)	11,743	576,699
WEC Energy Group, Inc.	14,550	871,254
Wesco Aircraft Holdings, Inc. (b)	17,118	229,895
Williams Cos., Inc.	48,114	1,478,543
Xcel Energy, Inc.	23,371	961,483

		32,846,726

TOTAL COMMON STOCKS (Cost $85,771,409)		85,686,622

SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	196,058	196,058
State Street Navigator Securities Lending Prime Portfolio (e) (f)	4,958,497	4,958,497

TOTAL SHORT-TERM INVESTMENTS (Cost $5,154,555)		5,154,555

TOTAL INVESTMENTS — 105.8% (Cost $90,925,964)		90,841,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(4,991,001)

NET ASSETS — 100.0%		$85,850,176

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.8% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$7,440,343	$—	$—	$7,440,343
Brazil	1,018,731	—	—	1,018,731
Canada	7,724,378	—	—	7,724,378
Chile	148,067	—	—	148,067
China	3,036,833	—	—	3,036,833
France	3,913,838	—	—	3,913,838
Germany	1,260,861	—	—	1,260,861
Hong Kong	1,102,154	—	—	1,102,154
Italy.	5,468,088	—	—	5,468,088
Japan	2,391,374	—	—	2,391,374
Mexico	1,942,145	—	—	1,942,145
Netherlands	245,981	—	—	245,981
New Zealand	1,659,892	—	—	1,659,892
Singapore	1,410,380	—	—	1,410,380
Spain	7,849,573	—	—	7,849,573
Switzerland	1,098,193	—	—	1,098,193
United Kingdom.	5,129,065	—	—	5,129,065
United States	32,846,726	—	—	32,846,726
Short-Term Investments	5,154,555	—	—	5,154,555

TOTAL INVESTMENTS	$90,841,177	$—	$—	$90,841,177

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	48,040	$48,040	7,069,979	6,921,961	196,058	$196,058	$485	$—
State Street Navigator Securities Lending Prime Portfolio	5,589,364	5,589,364	66,985,910	67,616,777	4,958,497	4,958,497	40,809	—

TOTAL		$5,637,404				$5,154,555	$41,294	$—

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 9.2%
Amcor, Ltd.	1,312,398	$15,215,341
BHP Billiton, Ltd.	1,968,126	33,706,719
Newcrest Mining, Ltd.	468,755	7,959,884
South32, Ltd.	3,261,115	6,014,322
Woodside Petroleum, Ltd.	169,104	3,703,625

		66,599,891

AUSTRIA — 0.3%
Voestalpine AG.	67,541	2,337,799

BRAZIL — 1.4%
Fibria Celulose SA ADR	250,806	1,773,199
Petroleo Brasileiro SA ADR (a)	347,455	3,241,755
Vale SA ADR.	926,724	5,096,982

		10,111,936

CANADA — 12.0%
Agrium, Inc. (b)	156,406	14,144,077
Barrick Gold Corp.	715,104	12,671,643
Canadian Natural Resources, Ltd.	256,194	8,175,596
Franco-Nevada Corp. (b)	108,896	7,594,755
GoldCorp, Inc.	510,019	8,401,683
Imperial Oil, Ltd. (b)	59,327	1,852,600
Potash Corp. of Saskatchewan, Inc.	950,876	15,518,296
Silver Wheaton Corp.	269,664	7,271,746
Suncor Energy, Inc.	388,509	10,766,215

		86,396,611

CHILE — 0.2%
Antofagasta PLC (b)	235,630	1,603,877

CHINA — 0.6%
CNOOC, Ltd.	3,756,000	4,658,710

COLOMBIA — 0.1%
Ecopetrol SA ADR (a) (b)	59,326	519,696

FINLAND — 2.6%
Stora Enso Oyj Class R	644,605	5,726,438
UPM-Kymmene Oyj	602,308	12,725,227

		18,451,665

FRANCE — 3.8%
TOTAL SA (b)	578,584	27,419,471

GERMANY — 1.4%
KS AG (b)	216,629	4,110,614
ThyssenKrupp AG	267,057	6,368,518

		10,479,132

IRELAND — 0.8%
Smurfit Kappa Group PLC	265,777	5,943,736

ISRAEL — 0.3%
Israel Chemicals, Ltd.	577,342	2,246,527

ITALY — 1.2%
Eni SpA	627,732	9,043,808

JAPAN — 3.6%
JFE Holdings, Inc. (b)	353,000	5,092,905
Nippon Steel & Sumitomo Metal Corp.	582,000	11,819,316
Oji Holdings Corp. (b)	1,121,000	4,405,846
Sumitomo Metal Mining Co., Ltd.	337,000	4,614,136

		25,932,203

LUXEMBOURG — 1.0%
ArcelorMittal (a)	1,139,170	6,974,526

MEXICO — 0.4%
Fresnillo PLC.	112,900	2,660,360

NETHERLANDS — 3.5%
OCI NV (a) (b)	71,557	1,056,261
Royal Dutch Shell PLC Class A	982,607	24,430,418

		25,486,679

NORWAY — 2.0%
Norsk Hydro ASA	836,865	3,607,222
Statoil ASA (b)	248,153	4,157,462
Yara International ASA	199,254	6,621,606

		14,386,290

PERU — 0.4%
Southern Copper Corp. (b)	113,872	2,994,834

RUSSIA — 3.2%
Gazprom PJSC ADR	1,409,087	5,932,256
Lukoil PJSC ADR	113,158	5,509,663
MMC Norilsk Nickel PJSC ADR	407,320	6,508,973
Novatek OJSC GDR	16,308	1,793,880
Novolipetsk Steel PJSC GDR	51,414	668,382
Rosneft PJSC GDR	247,388	1,350,739
Severstal PJSC GDR	107,810	1,301,267

		23,065,160

SINGAPORE — 1.2%
Golden Agri-Resources, Ltd.	7,782,500	2,026,321
Wilmar International, Ltd.	2,789,700	6,588,312

		8,614,633

SOUTH AFRICA — 1.7%
Mondi PLC	415,651	8,763,074
Sasol, Ltd. ADR	118,490	3,237,147

		12,000,221

SOUTH KOREA — 1.9%
Korea Zinc Co., Ltd.	8,992	3,927,137
POSCO	4,195	864,634
POSCO ADR	175,165	8,947,428

		13,739,199

SPAIN — 0.5%
Repsol SA.	249,033	3,379,349

SWITZERLAND — 7.8%
Glencore PLC (a)	7,419,461	20,446,760
Syngenta AG	82,201	36,038,194

		56,484,954

UNITED KINGDOM — 6.3%
Anglo American PLC (a)	851,967	10,708,478
BP PLC	4,249,456	24,840,193
Rio Tinto, Ltd.	260,401	10,284,425

		45,833,096

UNITED STATES — 32.0%
Alcoa, Inc.	807,625	8,189,317
Anadarko Petroleum Corp.	48,641	3,081,894
Archer-Daniels-Midland Co.	293,624	12,382,124
Avery Dennison Corp.	44,496	3,461,344

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Bunge, Ltd.	70,098	$4,151,904
CF Industries Holdings, Inc.	116,333	2,832,709
Chevron Corp.	178,655	18,387,173
ConocoPhillips.	118,152	5,136,067
Devon Energy Corp.	49,669	2,190,900
EOG Resources, Inc.	52,279	5,055,902
Exxon Mobil Corp.	393,278	34,325,304
FMC Corp.	66,756	3,226,985
Freeport-McMoRan, Inc.	816,694	8,869,297
Halliburton Co.	82,341	3,695,464
Ingredion, Inc.	35,923	4,779,914
International Paper Co.	205,220	9,846,456
Monsanto Co.	218,217	22,301,777
Mosaic Co. (b)	174,577	4,270,153
Newmont Mining Corp.	325,613	12,793,335
Nucor Corp.	194,853	9,635,481
Occidental Petroleum Corp.	73,018	5,324,473
Packaging Corp. of America	46,997	3,818,976
Phillips 66.	45,028	3,627,005
Pioneer Natural Resources Co.	15,592	2,894,655
Rayonier, Inc. (b)	61,150	1,622,921
Schlumberger, Ltd.	132,357	10,408,554
Sealed Air Corp.	98,373	4,507,451
Valero Energy Corp.	44,796	2,374,188
WestRock Co.	126,062	6,111,486
Weyerhaeuser Co.	373,335	11,924,320

		231,227,529

TOTAL COMMON STOCKS (Cost $781,314,679)		718,591,892

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	2,166,082	2,166,082

State Street Navigator Securities Lending Prime Portfolio (d) (e)	19,577,508	19,577,508

TOTAL SHORT-TERM INVESTMENTS (Cost $21,743,590)		21,743,590

TOTAL INVESTMENTS — 102.4% (Cost $803,058,269)		740,335,482
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(17,502,605)

NET ASSETS — 100.0%		$722,832,877

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$66,599,891	$—	$—	$66,599,891
Austria.	2,337,799	—	—	2,337,799
Brazil	10,111,936	—	—	10,111,936
Canada	86,396,611	—	—	86,396,611
Chile	1,603,877	—	—	1,603,877
China.	4,658,710	—	—	4,658,710
Colombia	519,696	—	—	519,696
Finland	18,451,665	—	—	18,451,665
France	27,419,471	—	—	27,419,471
Germany	10,479,132	—	—	10,479,132
Ireland	5,943,736	—	—	5,943,736
Israel	2,246,527	—	—	2,246,527
Italy.	9,043,808	—	—	9,043,808
Japan	25,932,203	—	—	25,932,203
Luxembourg	6,974,526	—	—	6,974,526

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mexico	$2,660,360	$—	$—	$2,660,360
Netherlands	25,486,679	—	—	25,486,679
Norway	14,386,290	—	—	14,386,290
Peru.	2,994,834	—	—	2,994,834
Russia	23,065,160	—	—	23,065,160
Singapore.	8,614,633	—	—	8,614,633
South Africa	12,000,221	—	—	12,000,221
South Korea	13,739,199	—	—	13,739,199
Spain	3,379,349	—	—	3,379,349
Switzerland	56,484,954	—	—	56,484,954
United Kingdom	45,833,096	—	—	45,833,096
United States	231,227,529	—	—	231,227,529
Short-Term Investments	21,743,590	—	—	21,743,590

TOTAL INVESTMENTS	$740,335,482	$—	$—	$740,335,482

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	618,093	$618,093	45,438,537	43,890,548	2,166,082	$2,166,082	$5,708	$—
State Street Navigator Securities Lending Prime Portfolio	52,819,846	52,819,846	480,580,849	513,823,187	19,577,508	19,577,508	444,534	—

TOTAL		$53,437,939				$21,743,590	$450,242	$—

See accompanying notes to financial statements.

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.6%
CANADA — 33.9%
Agnico Eagle Mines, Ltd.	423,768	$22,877,184
Agrium, Inc.	179,976	16,275,555
ARC Resources, Ltd.	141,392	2,552,963
Barrick Gold Corp.	2,229,509	39,407,642
Cameco Corp.	157,374	1,342,334
Canadian Natural Resources, Ltd.	442,899	14,133,676
Cenovus Energy, Inc.	336,239	4,817,486
Crescent Point Energy Corp.	204,346	2,689,888
Eldorado Gold Corp.	1,371,183	5,383,530
Encana Corp.	342,951	3,577,598
First Quantum Minerals, Ltd.	1,319,012	10,899,350
Franco-Nevada Corp.	340,120	23,721,057
Goldcorp, Inc.	1,592,404	26,232,107
Husky Energy, Inc.	120,254	1,470,407
Imperial Oil, Ltd.	101,156	3,158,792
Kinross Gold Corp. (a)	2,380,582	10,016,830
Lundin Mining Corp. (a)	1,197,985	4,730,867
Peyto Exploration & Development Corp.	66,429	1,861,073
Potash Corp. of Saskatchewan, Inc.	1,093,060	17,756,767
PrairieSky Royalty, Ltd.	82,251	1,674,122
Seven Generations Energy, Ltd. Class A (a)	69,274	1,664,579
Silver Wheaton Corp.	841,921	22,703,200
Suncor Energy, Inc.	671,596	18,611,015
Teck Resources, Ltd. Class B	889,537	16,007,267
Tourmaline Oil Corp. (a)	79,076	2,138,376
Vermilion Energy, Inc.	46,567	1,800,673
West Fraser Timber Co., Ltd.	87,026	2,677,163
Whitecap Resources, Inc.	147,561	1,230,564

		281,412,065

UNITED STATES — 65.7%
Alcoa, Inc.	2,516,332	25,515,607
Anadarko Petroleum Corp.	205,990	13,051,526
Antero Resources Corp. (a)	54,006	1,455,462
Apache Corp.	152,717	9,754,035
Archer-Daniels-Midland Co.	765,370	32,275,653
Bunge, Ltd.	182,311	10,798,281
Cabot Oil & Gas Corp.	187,630	4,840,854
CF Industries Holdings, Inc.	303,647	7,393,804
Chevron Corp.	760,608	78,281,775
Cimarex Energy Co.	38,298	5,146,102

Concho Resources, Inc. (a)	56,209	7,720,306
ConocoPhillips	499,754	21,724,306
Continental Resources, Inc. (a)	32,705	1,699,352
Devon Energy Corp.	211,460	9,327,501
EOG Resources, Inc.	222,031	21,472,618
EQT Corp.	69,758	5,065,826
Exxon Mobil Corp.	966,797	84,382,042
FMC Corp.	174,221	8,421,843
Freeport-McMoRan, Inc.	2,544,880	27,637,397
Hess Corp.	106,394	5,704,846
Marathon Oil Corp.	342,032	5,407,526
Monsanto Co.	568,988	58,150,574
Mosaic Co.	455,657	11,145,370
Murphy Oil Corp.	64,430	1,958,672
Newmont Mining Corp.	1,015,083	39,882,611
Noble Energy, Inc.	172,916	6,180,018
Occidental Petroleum Corp.	308,176	22,472,194
Pioneer Natural Resources Co.	65,985	12,250,115
Range Resources Corp.	67,476	2,614,695
Southwestern Energy Co. (a)	191,010	2,643,578

		544,374,489

TOTAL COMMON STOCKS (Cost $636,799,019)		825,786,554

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $2,657,077)	2,657,077	2,657,077

TOTAL INVESTMENTS — 99.9% (Cost $639,456,096)		828,443,631
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		648,812

NET ASSETS — 100.0%		$829,092,443

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$281,412,065	$—	$—	$281,412,065
United States	544,374,489	—	—	544,374,489
Short-Term Investment	2,657,077	—	—	2,657,077

TOTAL INVESTMENTS	$828,443,631	$—	$—	$828,443,631

See accompanying notes to financial statements.

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	33,114,103	30,457,026	2,657,077	$2,657,077	$4,072	$—

TOTAL		$—				$2,657,077	$4,072	$—

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 5.1%
Alumina, Ltd. (a)	346,012	$386,587
Amcor, Ltd.	101,760	1,179,759
AMP, Ltd.	169,297	684,048
Australia & New Zealand Banking Group, Ltd.	157,030	3,320,221
BHP Billiton PLC	92,080	1,390,489
BHP Billiton, Ltd.	154,276	2,642,177
Boral, Ltd.	169,617	876,146
Brambles, Ltd.	115,743	1,061,097
Coca-Cola Amatil, Ltd.	95,501	749,092
Commonwealth Bank of Australia	91,565	5,073,078
CSL, Ltd.	32,488	2,660,175
Fortescue Metals Group, Ltd.	130,360	493,802
Insurance Australia Group, Ltd.	180,467	755,420
LendLease Group	90,018	967,164
Macquarie Group, Ltd.	25,499	1,598,905
Medibank Pvt, Ltd.	139,753	265,226
National Australia Bank, Ltd.	128,063	2,731,267
Newcrest Mining, Ltd.	37,662	639,535
Origin Energy, Ltd.	142,282	590,137
Qantas Airways, Ltd.	43,779	104,526
QBE Insurance Group, Ltd.	56,054	398,498
Santos, Ltd.	115,702	319,633
Scentre Group REIT	134,939	485,332
Sonic Healthcare, Ltd.	56,754	955,917
South32, Ltd. (b)	103,383	196,070
South32, Ltd. (b)	184,845	340,901
Suncorp Group, Ltd.	119,747	1,109,717
Sydney Airport	47,573	253,745
Telstra Corp., Ltd.	204,023	808,746
Transurban Group Stapled Security	92,546	805,233
Vicinity Centres REIT	295,633	717,159
Wesfarmers, Ltd.	60,069	2,027,181
Westfield Corp.	89,125	663,615
Westpac Banking Corp.	173,898	3,927,058
Woodside Petroleum, Ltd.	40,241	881,337
Woolworths, Ltd.	72,695	1,294,507

		43,353,500

AUSTRIA — 0.2%
Erste Group Bank AG (c)	32,025	948,868
OMV AG	14,973	431,099
Raiffeisen Bank International AG (c)	24,613	374,933

		1,754,900

BELGIUM — 1.1%
Ageas.	23,681	863,982
Anheuser-Busch InBev SA	40,799	5,346,101
KBC Group NV (c)	19,387	1,129,008
Solvay SA	7,509	868,755
UCB SA	10,041	776,683

		8,984,529

BRAZIL — 1.7%
Ambev SA ADR	298,560	1,818,230
Banco Bradesco SA Preference Shares ADR .	192,709	1,747,871
Banco do Brasil SA	39,627	278,097
BB Seguridade Participacoes SA	34,381	316,205

BM&FBovespa SA	95,576	494,523
Braskem SA Class A, Preference Shares	21,241	164,169
BRF SA	26,531	451,758
Cia Energetica de Minas Gerais ADR	120,355	311,719
Cia Siderurgica Nacional SA ADR (c)	94,581	261,044
Cielo SA	42,599	426,272
EDP — Energias do Brasil SA (b)	97,298	430,659
Embraer SA.	36,905	159,145
Fibria Celulose SA	6,810	48,232
Gerdau SA ADR (a)	69,023	187,743
Itau Unibanco Holding SA Preference Shares ADR	173,882	1,902,269
JBS SA	23,595	85,844
Kroton Educacional SA	69,817	317,834
Lojas Renner SA	59,769	450,174
Natura Cosmeticos SA	17,662	169,778
Odontoprev SA	115,868	461,140
Petroleo Brasileiro SA Preference Shares ADR (c)	173,277	1,439,932
Porto Seguro SA	6,821	62,607
Qualicorp SA	52,433	309,545
Raia Drogasil SA	19,121	390,089
Sul America SA	31,315	156,438
Tim Participacoes SA ADR	15,361	188,019
TOTVS SA	18,799	175,789
Vale SA ADR.	31,503	173,266
Vale SA Preference Shares ADR	155,459	732,212

		14,110,603

CANADA — 6.5%
Agnico Eagle Mines, Ltd.	8,438	455,527
Agrium, Inc. (a)	11,082	1,002,165
Alimentation Couche-Tard, Inc. Class B	15,103	730,644
Bank of Montreal (a)	35,938	2,350,839
Bank of Nova Scotia	56,331	2,979,746
Barrick Gold Corp.	60,704	1,072,972
BlackBerry, Ltd. (a) (c)	30,137	239,858
Bombardier, Inc. Class B (a) (c)	107,399	147,094
Brookfield Asset Management, Inc. Class A .	56,070	1,968,050
CAE, Inc.	33,961	481,410
Cameco Corp. (a)	25,014	213,359
Canadian Imperial Bank of Commerce (a)	22,254	1,722,579
Canadian National Railway Co. (a)	41,841	2,730,290
Canadian Natural Resources, Ltd. (a)	64,119	2,046,149
Canadian Pacific Railway, Ltd.	8,231	1,253,767
Canadian Tire Corp., Ltd. Class A	7,323	732,049
Cenovus Energy, Inc. (a)	48,599	696,305
CGI Group, Inc. Class A (c)	7,802	370,970
Constellation Software, Inc.	920	414,005
Crescent Point Energy Corp. (a)	16,171	212,865
Eldorado Gold Corp.	32,031	125,760
Enbridge, Inc.	51,014	2,238,134
Encana Corp.	48,856	509,656
Fairfax Financial Holdings, Ltd.	835	488,401
First Quantum Minerals, Ltd. (a)	37,237	307,699
Franco-Nevada Corp. (a)	8,438	588,493
Gildan Activewear, Inc.	32,295	900,353
Goldcorp, Inc.	44,784	737,739

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Husky Energy, Inc.	25,801	$315,482
IGM Financial, Inc. (a)	12,882	347,179
Imperial Oil, Ltd. (a)	28,387	886,439
Kinross Gold Corp. (c)	56,272	236,777
Loblaw Cos., Ltd.	25,295	1,299,154
Magna International, Inc.	10,969	470,058
Manulife Financial Corp.	88,959	1,252,906
National Bank of Canada (a)	27,213	963,248
Onex Corp.	24,178	1,554,346
Open Text Corp.	6,436	416,155
Potash Corp. of Saskatchewan, Inc. (a)	50,740	824,272
PrairieSky Royalty, Ltd. (a)	1,253	25,503
Restaurant Brands International, Inc. (a)	7,904	351,824
Rogers Communications, Inc. Class B	30,136	1,276,294
Royal Bank of Canada (a)	71,156	4,399,571
Shaw Communications, Inc. Class B (a)	32,285	659,579
Silver Wheaton Corp.	20,201	544,739
SNC-Lavalin Group, Inc.	16,876	661,686
Sun Life Financial, Inc.	35,917	1,166,671
Suncor Energy, Inc.	75,793	2,100,347
Teck Resources, Ltd. Class B (a)	27,093	487,540
TELUS Corp.	21,134	696,132
Toronto-Dominion Bank	89,861	3,982,123
TransCanada Corp. (a)	37,977	1,800,530
Turquoise Hill Resources, Ltd. (c)	11,406	33,673
West Fraser Timber Co., Ltd. (a)	4,451	136,925
Yamana Gold, Inc.	38,293	164,623

		54,770,654

CHILE — 0.3%
Embotelladora Andina SA Class B,
Preference Shares	15,932	60,903
Empresa Nacional de Electricidad SA ADR	31,520	625,357
Endesa Americas SA ADR	31,520	431,824
Enersis Americas SA ADR	81,633	668,574
Enersis Chile SA ADR	97,199	461,695
Sociedad Quimica y Minera de Chile SA ADR	7,395	198,926

		2,447,279

CHINA — 6.1%
58.com, Inc. ADR (a) (c)	2,076	98,942
AAC Technologies Holdings, Inc.	52,500	527,643
Agricultural Bank of China, Ltd. Class H	1,472,000	630,102
Air China, Ltd. Class H	64,000	42,992
Alibaba Group Holding, Ltd. ADR (a) (c)	47,511	5,026,189
Alibaba Health Information Technology, Ltd. (c)	84,000	47,004
Anhui Conch Cement Co., Ltd. Class H (a)	8,500	23,289
ANTA Sports Products, Ltd.	29,000	78,707
AviChina Industry & Technology Co., Ltd. Class H	402,000	270,559
Baidu, Inc. ADR (c)	13,012	2,369,095
Bank of China, Ltd. Class H	3,998,436	1,824,981
Bank of Communications Co., Ltd. Class H	812,710	619,281

Beijing Enterprises Water Group, Ltd. (a) (c)	284,000	191,873
Belle International Holdings, Ltd.	387,000	265,453
Brilliance China Automotive Holdings, Ltd. (a)	186,000	208,640
Byd Co., Ltd. Class H (a) (c)	24,500	160,786
CGN Power Co., Ltd. Class H (d)	122,400	36,139
China CITIC Bank Corp., Ltd. Class H	385,000	255,642
China Coal Energy Co., Ltd. Class H (a) (c)	40,000	21,609
China Communications Construction Co., Ltd. Class H	240,000	252,193
China Conch Venture Holdings, Ltd.	16,000	31,192
China Construction Bank Corp. Class H	3,274,720	2,427,767
China COSCO Holdings Co., Ltd. Class H (a) (c)	457,795	155,826
China Everbright Bank Co., Ltd. Class H	36,000	16,756
China Everbright International, Ltd.	26,000	30,908
China Everbright, Ltd.	44,000	89,975
China Evergrande Group (a)	172,000	116,205
China Galaxy Securities Co., Ltd. Class H	131,500	119,870
China Huishan Dairy Holdings Co., Ltd. (a)	1,042,000	389,611
China Life Insurance Co., Ltd. Class H	413,000	1,064,989
China Mengniu Dairy Co., Ltd.	302,000	560,705
China Merchants Bank Co., Ltd. Class H	305,514	769,699
China Merchants Port Holdings Co., Ltd.	276,421	735,963
China Minsheng Banking Corp., Ltd. Class H	213,500	246,094
China Mobile, Ltd.	331,000	4,005,228
China Oilfield Services, Ltd. Class H (a)	100,000	86,772
China Overseas Land & Investment, Ltd.	262,000	888,428
China Pacific Insurance Group Co., Ltd. Class H	131,200	484,645
China Petroleum & Chemical Corp. Class H	1,669,800	1,216,404
China Railway Construction Corp., Ltd. Class H (a)	91,000	103,250
China Railway Group, Ltd. Class H	184,000	132,853
China Resources Beer Holdings Co., Ltd. (c)	263,670	559,571
China Resources Land, Ltd.	52,000	144,818
China Shenhua Energy Co., Ltd. Class H	128,500	251,170
China Southern Airlines Co., Ltd. Class H	110,000	61,695
China Taiping Insurance Holdings Co., Ltd. (c)	94,200	185,826
China Telecom Corp., Ltd. Class H	1,250,000	630,161
China Unicom Hong Kong, Ltd.	516,000	619,390
CITIC Securities Co., Ltd. Class H	80,500	170,840
CITIC, Ltd.	262,000	373,613
CNOOC, Ltd.	1,054,217	1,307,585

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

COSCO SHIPPING Ports, Ltd.	358,252	$367,215
CRRC Corp., Ltd. Class H	207,000	186,824
CSPC Pharmaceutical Group, Ltd.	300,000	300,157
Ctrip.com International, Ltd. ADR (c)	6,994	325,711
ENN Energy Holdings, Ltd.	38,000	184,955
Fang Holdings, Ltd. ADR (c)	14,888	66,847
Fosun International, Ltd.	57,500	86,295
Geely Automobile Holdings, Ltd. (a)	555,000	495,181
GF Securities Co., Ltd. Class H	97,200	205,530
GOME Electrical Appliances Holding, Ltd. (a)	1,058,000	129,591
Great Wall Motor Co., Ltd. Class H	174,000	169,380
Guangzhou Automobile Group Co., Ltd. Class H	104,000	133,688
Haitong Securities Co., Ltd. Class H	101,600	171,867
Hengan International Group Co., Ltd. (a)	65,000	538,877
Huadian Power International Corp., Ltd. Class H	72,000	32,306
Huaneng Power International, Inc. Class H	580,000	362,689
Huaneng Renewables Corp., Ltd. Class H	632,000	220,012
Huatai Securities Co., Ltd. Class H (d)	104,600	211,737
Industrial & Commercial Bank of China, Ltd. Class H	3,536,045	2,211,182
JD.com, Inc. ADR (c)	33,089	863,292
Jiangsu Expressway Co., Ltd. Class H	14,000	19,350
Kingsoft Corp., Ltd. (a)	86,000	203,359
Lenovo Group, Ltd.	310,000	205,442
NetEase, Inc. ADR	1,643	395,602
New China Life Insurance Co., Ltd. Class H .	47,300	208,875
PetroChina Co., Ltd. Class H	998,000	654,958
PICC Property & Casualty Co., Ltd. Class H .	299,610	496,005
Ping An Insurance Group Co. of China, Ltd. Class H	260,000	1,347,611
Qunar Cayman Islands, Ltd. ADR (a) (c)	3,828	111,012
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	83,136
Shanghai Electric Group Co., Ltd. Class H (a) (c)	194,000	91,548
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	69,740	117,093
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	20,500	55,241
Sinopec Shanghai Petrochemical Co., Ltd. Class H	186,000	93,768
Sinopharm Group Co., Ltd. Class H	41,200	197,874
Sinotrans, Ltd. Class H	56,000	27,148
Sunac China Holdings, Ltd.	94,300	67,844
Tencent Holdings, Ltd.	275,000	7,552,266
Tingyi Cayman Islands Holding Corp. (a)	258,000	298,718
TravelSky Technology, Ltd. Class H	56,000	132,853
Tsingtao Brewery Co., Ltd. Class H (a)	8,000	31,150
Vipshop Holdings, Ltd. ADR (c)	12,448	182,612

Want Want China Holdings, Ltd. (a)	129,000	79,835
Yanzhou Coal Mining Co., Ltd. Class H (a)	256,000	172,296
Zhuzhou CRRC Times Electric Co., Ltd.	50,000	259,156
Zijin Mining Group Co., Ltd. Class H	998,000	320,402
ZTE Corp. Class H	25,200	36,650

		51,634,068

COLOMBIA — 0.1%
Bancolombia SA ADR	16,652	650,094
Cementos Argos SA	74,090	295,331
Corp. Financiera Colombiana SA	11,021	144,880

		1,090,305

DENMARK — 1.2%
AP Moeller — Maersk A/S Class B	650	953,523
Danske Bank A/S	43,777	1,277,775
DSV A/S.	33,644	1,675,612
Novo Nordisk A/S Class B	103,431	4,298,991
Novozymes A/S Class B	9,511	418,424
Pandora A/S	5,286	639,015
Vestas Wind Systems A/S	13,138	1,081,623

		10,344,963

EGYPT — 0.1%
Commercial International Bank Egypt SAE	120,430	652,333
Global Telecom Holding SAE (c)	964,904	455,289

		1,107,622

FINLAND — 0.7%
Elisa Oyj.	6,848	252,653
Fortum Oyj	7,596	122,753
Kone Oyj Class B	21,321	1,082,298
Metso Oyj	17,020	496,730
Neste Oyj	6,166	262,900
Nokia Oyj (b)	72,463	419,303
Nokia Oyj (b)	136,769	793,097
Sampo Oyj Class A	21,513	957,382
Stora Enso Oyj Class R	45,367	403,024
UPM-Kymmene Oyj	40,497	855,598
Wartsila Oyj Abp	7,121	320,663

		5,966,401

FRANCE — 6.6%
Accor SA	15,750	624,982
Air Liquide SA (a)	21,706	2,328,331
Airbus Group SE	30,839	1,865,926
Alstom SA (c)	13,780	364,617
AXA SA.	87,554	1,863,567
BNP Paribas SA	50,665	2,606,022
Bouygues SA	15,605	517,251
Cap Gemini SA	10,140	993,445
Carrefour SA	42,433	1,099,882
Cie de Saint-Gobain	10,924	472,273
Cie Generale des Etablissements Michelin	9,061	1,002,594
Credit Agricole SA	51,942	512,393
Danone SA	34,852	2,586,959
Engie SA	60,602	939,161

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Essilor International SA	21,168	$2,730,931
Hermes International	664	270,312
Kering	5,806	1,171,525
L’Oreal SA	16,917	3,195,804
Lagardere SCA.	11,704	298,112
Legrand SA	12,978	765,404
LVMH Moet Hennessy Louis Vuitton SE	13,775	2,349,917
Orange SA	115,485	1,807,864
Pernod Ricard SA	11,997	1,420,353
Peugeot SA (c)	2,109	32,221
Publicis Groupe SA	16,344	1,236,493
Renault SA	11,389	936,116
Safran SA	8,771	630,838
Sanofi	60,604	4,606,743
Schneider Electric SE	31,470	2,194,813
SFR Group SA	2,238	65,920
Societe Generale SA	37,354	1,292,096
Sodexo SA	9,124	1,086,876
Technip SA	10,330	634,656
TOTAL SA (a)	108,422	5,138,189
Unibail-Rodamco SE	4,562	1,230,426
Valeo SA	5,257	306,793
Veolia Environnement SA	27,729	638,818
Vinci SA.	32,923	2,520,363
Vivendi SA	80,074	1,615,270
Zodiac Aerospace	9,991	243,364

		56,197,620

GERMANY — 6.3%
adidas AG	14,148	2,456,476
Allianz SE	26,243	3,895,878
BASF SE	46,897	4,011,214
Bayer AG	42,896	4,311,110
Bayerische Motoren Werke AG	17,008	1,429,888
Commerzbank AG	38,637	249,145
Continental AG	5,450	1,146,240
Daimler AG	47,500	3,347,491
Deutsche Bank AG (c)	59,578	774,655
Deutsche Boerse AG (c)	15,622	1,266,666
Deutsche Lufthansa AG	24,078	268,018
Deutsche Post AG	64,240	2,008,407
Deutsche Telekom AG	174,653	2,928,424
E.ON SE.	111,592	791,820
Fresenius Medical Care AG & Co. KGaA	18,087	1,580,563
Fresenius SE & Co. KGaA	19,565	1,561,307
Henkel AG & Co. KGaA Preference Shares	4,555	619,388
KS AG (a)	3,816	72,410
Linde AG	8,223	1,398,165
MAN SE	8,053	849,248
Merck KGaA	13,281	1,431,475
METRO AG	11,834	352,292
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,488	2,329,647
OSRAM Licht AG	4,844	284,487
RWE AG (c)	28,775	495,893
SAP SE	55,286	5,027,593
Siemens AG	43,879	5,138,229

ThyssenKrupp AG	23,569	562,051
TUI AG	18,794	267,815
Uniper SE (c)	11,158	136,742
Volkswagen AG Preference Shares	6,944	912,639
Volkswagen AG	3,688	535,272
Vonovia SE	14,936	565,741

		53,006,389

GREECE — 0.1%
Alpha Bank AE (c)	64,519	107,310
Eurobank Ergasias SA (c)	83,448	47,640
Hellenic Telecommunications Organization SA	2,345	20,555
JUMBO SA	17,955	223,974
National Bank of Greece SA (c)	303,968	62,854
OPAP SA	25,820	218,204
Piraeus Bank SA (c)	408,328	61,490

		742,027

HONG KONG — 2.6%
AIA Group, Ltd.	625,400	4,156,727
Alibaba Pictures Group, Ltd. (a) (c)	510,000	106,525
Bank of East Asia, Ltd. (a)	225,491	914,355
BOC Hong Kong Holdings, Ltd.	103,500	349,628
Cheung Kong Property Holdings, Ltd.	160,032	1,167,853
CK Hutchison Holdings, Ltd.	174,532	2,218,794
Galaxy Entertainment Group, Ltd.	110,000	414,134
Hanergy Thin Film Power Group, Ltd. (a) (c) (e)	448,000	—
Hang Lung Properties, Ltd.	262,000	589,132
Hang Seng Bank, Ltd.	39,000	696,433
Henderson Land Development Co., Ltd.	131,694	781,068
Hong Kong & China Gas Co., Ltd.	844,048	1,593,211
Hong Kong Exchanges and Clearing, Ltd.	70,383	1,849,426
Li & Fung, Ltd.	524,000	268,217
Link REIT.	214,286	1,574,830
New World Development Co., Ltd.	546,521	710,285
Noble Group, Ltd. (c)	157,000	17,503
Sands China, Ltd.	156,800	680,293
Shangri-La Asia, Ltd.	260,333	285,307
Sino Biopharmaceutical, Ltd.	488,000	327,810
SJM Holdings, Ltd.	38,000	27,927
Sun Art Retail Group, Ltd.	158,000	108,987
Sun Hung Kai Properties, Ltd.	118,185	1,784,367
Swire Pacific, Ltd. Class A	76,006	818,765
Techtronic Industries Co., Ltd.	108,500	423,875
WH Group, Ltd. (d)	151,601	121,970

		21,987,422

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	8,086	498,947
OTP Bank PLC	16,037	419,851

		918,798

INDIA — 1.8%
ACC, Ltd.	16,240	390,231
Ambuja Cements, Ltd.	83,622	316,189
Apollo Hospitals Enterprise, Ltd.	16,493	325,351
Aurobindo Pharma, Ltd.	18,775	241,230
Bajaj Auto, Ltd.	3,834	162,827

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Bharat Forge, Ltd.	3,275	$44,801
Bharat Heavy Electricals, Ltd.	2,504	5,066
Bharti Airtel, Ltd.	20,655	97,412
Bharti Infratel, Ltd.	44,833	245,982
Bosch, Ltd.	77	26,366
Dabur India, Ltd.	39,492	160,863
Dr Reddy’s Laboratories, Ltd. ADR	12,853	596,636
Eicher Motors, Ltd.	529	197,265
GlaxoSmithKline Consumer Healthcare, Ltd.	2,720	246,522
Glenmark Pharmaceuticals, Ltd.	12,945	179,544
Godrej Consumer Products, Ltd.	8,514	202,895
HCL Technologies, Ltd.	26,966	323,973
Hindustan Unilever, Ltd.	29,981	390,793
Housing Development Finance Corp., Ltd.	62,416	1,306,302
ICICI Bank, Ltd. ADR	67,528	504,434
Idea Cellular, Ltd.	18,100	21,504
Indiabulls Housing Finance, Ltd.	15,770	195,976
Infosys, Ltd. ADR (a)	112,209	1,770,658
ITC, Ltd.	97,235	352,473
LIC Housing Finance, Ltd.	22,039	191,592
Lupin, Ltd.	7,117	158,871
Mahindra & Mahindra Financial Services, Ltd.	73,055	399,729
Mahindra & Mahindra, Ltd. GDR	22,774	482,808
Marico, Ltd.	62,221	257,463
Motherson Sumi Systems, Ltd.	8,362	39,939
Nestle India, Ltd.	2,428	234,589
Reliance Industries, Ltd. GDR (d)	46,708	1,532,022
Shree Cement, Ltd.	1,310	335,325
Shriram Transport Finance Co., Ltd.	17,846	311,635
Siemens, Ltd.	21,470	399,958
State Bank of India	6,631	25,023
Sun Pharmaceutical Industries, Ltd.	34,146	380,899
Tata Consultancy Services, Ltd.	8,446	308,359
Tata Motors, Ltd. ADR (a)	26,081	1,042,718
Tech Mahindra, Ltd.	5,742	36,209
United Spirits, Ltd. (c)	1,846	68,385
UPL, Ltd.	13,987	141,561
Zee Entertainment Enterprises, Ltd.	56,438	463,465

		15,115,843

INDONESIA — 0.6%
Astra International Tbk PT	1,401,500	885,938
Bank Central Asia Tbk PT	457,500	550,360
Bank Danamon Indonesia Tbk PT	10,500	3,258
Bank Mandiri Persero Tbk PT	529,800	454,659
Bank Rakyat Indonesia Persero Tbk PT	1,006,000	940,403
Bumi Serpong Damai Tbk PT	132,500	22,336
Charoen Pokphand Indonesia Tbk PT	1,344,400	360,540
Gudang Garam Tbk PT	63,500	301,663
Matahari Department Store Tbk PT	140,400	198,750
Summarecon Agung Tbk PT	373,000	50,158
Surya Citra Media Tbk PT	22,500	4,827
Telekomunikasi Indonesia Persero Tbk PT	3,600,300	1,188,974

		4,961,866

IRELAND — 0.6%
Bank of Ireland (c)	1,471,152	307,510
CRH PLC	46,471	1,554,451
Experian PLC	49,923	1,001,284
James Hardie Industries PLC	78,544	1,221,350
Kerry Group PLC Class A	11,332	944,420

		5,029,015

ISRAEL — 0.5%
Bank Hapoalim BM	151,365	857,658
Bank Leumi Le-Israel BM (c)	147,397	559,795
Nice-Systems, Ltd.	6,910	462,066
Teva Pharmaceutical Industries, Ltd. ADR	49,147	2,261,254

		4,140,773

ITALY — 1.2%
Assicurazioni Generali SpA	60,964	744,033
Atlantia SpA	46,014	1,168,141
Enel SpA	347,984	1,551,744
Eni SpA	119,936	1,727,932
Ferrari NV	9,908	514,753
Intesa Sanpaolo SpA	627,768	1,392,629
Leonardo-Finmeccanica SpA (c)	61,504	697,403
Mediobanca SpA	41,687	271,249
Saipem SpA (c)	288,323	122,057
Snam SpA.	117,807	653,484
Telecom Italia SpA/Milano (c)	858,636	713,087
UniCredit SpA	197,996	461,036
Unione di Banche Italiane SpA (a)	61,360	141,361

		10,158,909

JAPAN — 16.6%
Acom Co., Ltd. (c)	29,800	139,193
Aeon Co., Ltd.	38,800	570,515
Aisin Seiki Co., Ltd.	25,900	1,175,238
Ajinomoto Co., Inc.	17,900	396,393
Alps Electric Co., Ltd. (a)	6,100	144,571
Asahi Glass Co., Ltd.	105,000	673,974
Asahi Group Holdings, Ltd.	39,200	1,419,120
Asahi Kasei Corp.	101,000	798,704
Astellas Pharma, Inc.	169,000	2,625,996
Bridgestone Corp.	39,200	1,434,604
Canon, Inc.	52,000	1,501,229
Central Japan Railway Co.	9,100	1,546,546
Chiba Bank, Ltd. (a)	131,000	737,372
Chubu Electric Power Co., Inc.	52,200	755,693
Concordia Financial Group, Ltd.	131,000	566,224
Credit Saison Co., Ltd.	38,700	637,834
Dai-ichi Life Insurance Co., Ltd.	36,400	492,990
Daiichi Sankyo Co., Ltd. (a)	52,300	1,247,267
Daikin Industries, Ltd. (a)	25,000	2,308,547
Daiwa Securities Group, Inc.	129,000	718,981
Denso Corp.	26,200	1,034,908
Dentsu, Inc.	2,200	111,016
East Japan Railway Co.	20,300	1,820,214
Eisai Co., Ltd.	13,100	813,309
Electric Power Development Co., Ltd.	13,100	312,801
FANUC Corp.	10,700	1,797,334
Fast Retailing Co., Ltd.	1,900	605,846
Fuji Heavy Industries, Ltd.	16,800	622,960

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

FUJIFILM Holdings Corp.	38,900	$1,428,235
Fujitsu, Ltd.	131,000	698,563
Hitachi, Ltd.	261,000	1,207,768
Honda Motor Co., Ltd.	91,500	2,609,058
Hoya Corp.	26,200	1,044,740
Inpex Corp.	51,600	463,287
ITOCHU Corp.	130,700	1,628,829
Japan Real Estate Investment Corp.	170	1,015,652
Japan Retail Fund Investment Corp. REIT	471	1,163,256
Japan Tobacco, Inc.	52,300	2,127,326
JFE Holdings, Inc.	28,800	415,512
Joyo Bank, Ltd. (f)	131,000	544,879
JSR Corp. (a)	26,200	408,530
JX Holdings, Inc. (a)	212,908	855,921
Kajima Corp.	131,000	910,719
Kamigumi Co., Ltd.	130,000	1,127,142
Kansai Electric Power Co., Inc. (c)	64,900	586,545
Kao Corp.	24,100	1,354,398
KDDI Corp.	78,600	2,417,805
Keikyu Corp. (a)	130,423	1,354,910
Keyence Corp.	1,200	870,508
Kintetsu Group Holdings Co., Ltd.	261,000	1,090,239
Kobe Steel, Ltd. (a) (c)	26,200	234,665
Komatsu, Ltd. (a)	65,300	1,479,914
Konica Minolta, Inc.	65,500	549,795
Kose Corp.	2,200	223,335
Kubota Corp.	84,400	1,261,437
Kyocera Corp.	26,000	1,238,315
LIXIL Group Corp.	25,900	551,684
Makita Corp.	12,900	912,102
Marubeni Corp.	130,000	661,779
Marui Group Co., Ltd. (a)	60,500	793,403
MEIJI Holdings Co., Ltd.	3,200	315,687
Mitsubishi Chemical Holdings Corp.	131,000	812,662
Mitsubishi Corp.	91,500	2,064,657
Mitsubishi Electric Corp.	130,000	1,646,423
Mitsubishi Estate Co., Ltd.	113,618	2,118,311
Mitsubishi Heavy Industries, Ltd.	261,000	1,080,187
Mitsubishi UFJ Financial Group, Inc.	542,200	2,704,441
Mitsui & Co., Ltd. (a)	130,700	1,794,681
Mitsui Chemicals, Inc.	131,000	617,064
Mitsui Fudosan Co., Ltd.	26,000	548,294
Mizuho Financial Group, Inc.	752,000	1,252,034
MS&AD Insurance Group Holdings, Inc.	39,200	1,079,824
Murata Manufacturing Co., Ltd.	10,900	1,402,528
NEC Corp.	131,000	335,052
Nidec Corp.	18,000	1,646,334
Nintendo Co., Ltd.	4,000	1,050,906
Nippon Steel & Sumitomo Metal Corp.	44,800	909,803
Nippon Telegraph & Telephone Corp.	40,400	1,840,770
Nippon Yusen KK	131,000	243,204
Nissan Motor Co., Ltd. (a)	130,700	1,268,344
Nitori Holdings Co., Ltd.	3,100	368,884
Nitto Denko Corp. (a)	13,000	835,215
Nomura Holdings, Inc.	144,400	636,121
NTT Data Corp.	13,100	650,699
NTT DOCOMO, Inc.	84,300	2,132,786

Obayashi Corp.	96,100	946,148
Ono Pharmaceutical Co., Ltd.	18,100	501,631
Oriental Land Co., Ltd. (a)	5,800	351,328
ORIX Corp.	104,300	1,521,782
Osaka Gas Co., Ltd.	261,000	1,087,919
Panasonic Corp. (a)	132,200	1,308,097
Rakuten, Inc.	29,900	387,092
Resona Holdings, Inc.	39,200	163,474
Rohm Co., Ltd.	12,900	672,611
Ryohin Keikaku Co., Ltd.	1,300	260,989
Secom Co., Ltd.	13,100	971,262
Seven & i Holdings Co., Ltd.	52,300	2,456,832
Shin-Etsu Chemical Co., Ltd.	26,100	1,804,693
Shionogi & Co., Ltd.	11,300	574,903
Shiseido Co., Ltd.	14,300	376,264
Shizuoka Bank, Ltd. (a)	94,000	746,319
SoftBank Group Corp.	49,700	3,200,942
Sompo Japan Nipponkoa Holdings, Inc.	39,100	1,145,026
Sony Corp.	65,100	2,116,963
Sumitomo Chemical Co., Ltd.	131,000	575,668
Sumitomo Corp. (a)	65,400	725,267
Sumitomo Electric Industries, Ltd.	52,300	731,317
Sumitomo Mitsui Financial Group, Inc.	43,500	1,451,933
Sumitomo Mitsui Trust Holdings, Inc.	13,000	419,790
T&D Holdings, Inc.	25,900	288,886
Takeda Pharmaceutical Co., Ltd.	52,300	2,490,919
TDK Corp.	13,100	866,736
Teijin, Ltd.	48,800	938,749
Terumo Corp.	36,600	1,396,919
Tohoku Electric Power Co., Inc.	26,300	341,525
Tokio Marine Holdings, Inc.	39,200	1,484,153
Tokyo Electric Power Co. Holdings, Inc. (c)	91,400	392,623
Tokyo Electron, Ltd.	13,100	1,148,360
Tokyo Gas Co., Ltd.	227,000	1,003,360
Tokyu Corp.	131,000	993,512
Toppan Printing Co., Ltd.	131,000	1,174,621
Toray Industries, Inc. (a)	131,000	1,266,469
Toshiba Corp. (a) (c)	171,000	565,694
Toyota Motor Corp.	131,100	7,481,626
Toyota Tsusho Corp.	39,200	902,337
West Japan Railway Co.	13,700	843,930
Yahoo! Japan Corp. (a)	170,000	674,863
Yakult Honsha Co., Ltd. (a)	900	40,350
Yamada Denki Co., Ltd.	78,900	389,572
Yamaha Corp. (a)	30,000	962,820
Yamaha Motor Co., Ltd.	42,100	839,797

		140,580,612

LUXEMBOURG — 0.1%
ArcelorMittal (c)	76,649	469,281

MACAU — 0.0% (g)
MGM China Holdings, Ltd.	34,400	59,699
Wynn Macau, Ltd. (a)	37,200	61,585

		121,284

MALAYSIA — 0.6%
AirAsia Bhd	359,100	242,266
Alliance Financial Group Bhd	440,800	396,512
AMMB Holdings Bhd	139,600	138,064

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Astro Malaysia Holdings Bhd	70,600	$46,606
Berjaya Sports Toto Bhd	664,140	531,569
British American Tobacco Malaysia Bhd	25,300	300,627
CIMB Group Holdings Bhd	259,302	295,324
Dialog Group Bhd	598,700	211,366
Felda Global Ventures Holdings Bhd	445,900	252,305
Gamuda Bhd	37,866	44,866
Genting Bhd	123,700	237,200
Genting Malaysia Bhd	313,300	344,702
Genting Plantations Bhd	137,500	365,736
Hong Leong Financial Group Bhd	22,439	83,668
IOI Properties Group Bhd	331,400	199,537
Lafarge Malaysia Bhd	126,900	243,029
Malaysia Airports Holdings Bhd	102,700	162,413
Petronas Chemicals Group Bhd	15,200	24,442
PPB Group Bhd	73,100	286,001
RHB Capital Bhd	75,410	84,792
SapuraKencana Petroleum Bhd (c)	101,400	38,495
Tenaga Nasional Bhd	94,400	326,422
UMW Holdings Bhd	27,800	39,191
Westports Holdings Bhd	105,300	111,780

		5,006,913

MEXICO — 1.0%
America Movil SAB de CV Series L	1,878,429	1,074,442
Cemex SAB de CV (a) (c)	1,066,998	846,828
Fomento Economico Mexicano SAB de CV	176,716	1,632,159
Fresnillo PLC	14,307	337,128
Gentera SAB de CV (a)	169,527	305,707
Grupo Financiero Banorte SAB de CV Series O	248,507	1,305,614
Grupo Mexico SAB de CV Series B	153,341	375,400
Grupo Televisa SAB Series CPO	213,666	1,099,932
Industrias Penoles SAB de CV	11,035	265,750
Kimberly-Clark de Mexico SAB de CV Class A	153,857	348,679
Wal-Mart de Mexico SAB de CV	197,373	434,244

		8,025,883

NETHERLANDS — 2.9%
Akzo Nobel NV	17,687	1,198,363
Altice NV Class A (c)	16,563	297,258
Altice NV Class B (c)	2,966	53,431
ASML Holding NV	20,493	2,249,804
Heineken NV	16,645	1,464,840
ING Groep NV.	160,998	1,988,416
Koninklijke Ahold Delhaize NV	89,853	2,048,819
Koninklijke DSM NV	14,472	978,420
Koninklijke KPN NV	313,700	1,041,744
Koninklijke Philips NV	64,886	1,923,600
Royal Dutch Shell PLC Class A	203,426	5,057,752
Royal Dutch Shell PLC Class B	181,075	4,697,272
Steinhoff International Holdings NV	138,892	793,380
Wolters Kluwer NV	24,137	1,033,333

		24,826,432

NEW ZEALAND — 0.1%
Mercury NZ, Ltd.	156,858	347,334
Meridian Energy, Ltd.	152,184	287,737

Spark New Zealand, Ltd.	111,242	292,032

		927,103

NORWAY — 0.4%
DNB ASA	73,492	962,753
Norsk Hydro ASA	115,487	497,795
Statoil ASA (a)	57,283	959,698
Telenor ASA	50,827	871,887
Yara International ASA	13,015	432,514

		3,724,647

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (c)	13,645	188,847
Credicorp, Ltd.	4,908	747,096

		935,943

PHILIPPINES — 0.4%
Alliance Global Group, Inc.	405,200	132,853
Ayala Land, Inc.	355,300	287,566
BDO Unibank, Inc.	22,570	51,102
DMCI Holdings, Inc.	955,750	237,681
Energy Development Corp.	1,346,800	164,132
Globe Telecom, Inc.	1,870	78,664
GT Capital Holdings, Inc.	5,460	162,128
JG Summit Holdings, Inc.	168,840	259,379
Jollibee Foods Corp.	72,490	369,214
Megaworld Corp.	1,149,000	111,832
Metro Pacific Investments Corp.	2,521,500	369,165
PLDT, Inc. ADR	10,602	378,173
SM Prime Holdings, Inc.	374,900	217,619
Universal Robina Corp.	42,710	156,766

		2,976,274

POLAND — 0.2%
Alior Bank SA (c)	38,159	462,712
Bank Millennium SA (c)	86,822	127,261
Bank Zachodni WBK SA	2,478	201,388
CCC SA	5,174	239,277
Enea SA (c)	38,585	85,793
Energa SA.	24,057	47,142
Eurocash SA	16,397	182,077
Grupa Azoty SA	8,062	129,797
LPP SA	48	49,345
Orange Polska SA	62,759	98,385
Polski Koncern Naftowy Orlen SA	12,104	205,594
Powszechna Kasa Oszczednosci Bank Polski SA	32,782	223,637

		2,052,408

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	110,721	371,916
Jeronimo Martins SGPS SA	14,032	243,397

		615,313

RUSSIA — 0.7%
Gazprom PJSC ADR	306,812	1,291,678
Lukoil PJSC ADR	34,163	1,664,763
MMC Norilsk Nickel PJSC ADR	25,513	409,484
Mobile TeleSystems PJSC ADR	61,262	467,429
RusHydro PJSC ADR (b)	61,728	73,456
RusHydro PJSC ADR (b)	56,018	68,902

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Sberbank of Russia PJSC ADR	80,764	$757,405
Surgutneftegas OJSC ADR	84,125	393,705
Tatneft PJSC ADR	36,329	1,118,207

		6,245,029

SINGAPORE — 1.0%
CapitaLand, Ltd.	261,000	612,564
DBS Group Holdings, Ltd.	137,731	1,554,644
Singapore Exchange, Ltd.	261,000	1,418,468
Singapore Press Holdings, Ltd. (a)	392,000	1,095,398
Singapore Telecommunications, Ltd.	635,600	1,850,696
United Overseas Bank, Ltd.	134,721	1,860,572

		8,392,342

SOUTH AFRICA — 1.5%
Anglo American Platinum, Ltd. (c)	4,868	136,801
AngloGold Ashanti, Ltd. (c)	27,289	440,037
Aspen Pharmacare Holdings, Ltd.	16,319	367,886
Bid Corp., Ltd.	15,193	286,321
Bidvest Group, Ltd.	15,236	179,026
Brait SE (a) (c)	21,323	171,313
Capitec Bank Holdings, Ltd. (a)	3,371	157,471
Coronation Fund Managers, Ltd. (a)	30,355	155,050
Discovery, Ltd.	49,913	410,157
FirstRand, Ltd. (a)	211,679	731,188
Foschini Group, Ltd.	20,254	205,467
Gold Fields, Ltd.	31,880	155,328
Impala Platinum Holdings, Ltd. (c)	39,336	198,808
Imperial Holdings, Ltd.	14,156	172,029
Massmart Holdings, Ltd.	17,483	150,925
Mr. Price Group, Ltd.	19,394	214,020
MTN Group, Ltd.	82,340	703,329
Naspers, Ltd. Class N	22,376	3,864,952
Pioneer Foods Group, Ltd.	19,894	251,539
PSG Group, Ltd.	10,657	155,733
Rand Merchant Investment Holdings, Ltd.	22,914	68,986
Remgro, Ltd.	23,467	391,752
Resilient REIT, Ltd.	32,417	270,251
Sanlam, Ltd.	156,310	725,212
Sasol, Ltd.	28,562	780,970
Standard Bank Group, Ltd.	85,729	876,975
Truworths International, Ltd. (a)	37,906	195,715
Woolworths Holdings, Ltd.	30,881	173,569

		12,590,810

SOUTH KOREA — 3.4%
Amorepacific Corp.	279	98,544
Amorepacific Corp. Preference Shares	1,390	267,562
AMOREPACIFIC Group	352	52,895
BGF retail Co., Ltd.	752	131,780
Celltrion, Inc. (a) (c)	5,511	532,411
CJ CheilJedang Corp.	1,590	524,057
CJ Corp.	522	88,157
Coway Co., Ltd.	2,118	183,463
E-MART, Inc.	1,844	263,704
Hana Financial Group, Inc.	31,006	784,053
Hanmi Pharm Co., Ltd.	214	98,708
Hanmi Science Co., Ltd.	1,137	117,690
Hanssem Co., Ltd.	788	125,925
Hotel Shilla Co., Ltd.	625	34,333

Hyundai Department Store Co., Ltd.	3,085	331,931
Hyundai Development Co-Engineering & Construction	7,767	361,781
Hyundai Heavy Industries Co., Ltd. (a) (c)	3,589	449,704
Hyundai Mobis Co., Ltd.	4,312	1,076,679
Hyundai Motor Co.	9,506	1,169,531
Hyundai Steel Co.	4,377	201,890
KB Financial Group, Inc.	31,270	1,074,653
Kia Motors Corp.	18,891	722,981
Korea Aerospace Industries, Ltd.	3,006	208,251
Korea Electric Power Corp. ADR	31,567	769,603
Korea Zinc Co., Ltd.	1,866	814,951
KT Corp. ADR (a)	25,775	413,689
KT&G Corp.	9,137	1,037,023
LG Chem, Ltd. Preference Shares	374	55,861
LG Electronics, Inc.	10,248	445,707
LG Household & Health Care, Ltd.	890	771,735
Lotte Chemical Corp.	1,808	489,203
NAVER Corp.	1,886	1,512,088
NCSoft Corp.	1,591	426,877
POSCO ADR	18,846	962,654
Samsung C&T Corp.	2,992	404,783
Samsung Electronics Co., Ltd. GDR	9,774	7,061,715
Samsung Fire & Marine Insurance Co., Ltd.	3,185	808,288
Samsung Heavy Industries Co., Ltd. (a) (c)	9,517	80,968
Samsung SDS Co., Ltd.	969	135,494
Samsung Securities Co., Ltd.	15,834	497,441
Shinhan Financial Group Co., Ltd.	27,765	1,012,180
SK Holdings Co., Ltd.	2,903	558,801
SK Hynix, Inc.	23,263	849,115
SK Innovation Co., Ltd.	4,130	605,616
SK Telecom Co., Ltd. ADR	12,791	289,077

		28,903,552

SPAIN — 2.1%
Abertis Infraestructuras SA	60,750	946,234
ACS Actividades de Construccion y Servicios SA	28,541	862,801
Aena SA (d)	656	96,796
Amadeus IT Group SA Class A	16,011	800,156
Banco Bilbao Vizcaya Argentaria SA	291,285	1,761,777
Banco de Sabadell SA (a)	156,294	200,233
Banco Popular Espanol SA	183,588	227,154
Banco Santander SA	666,088	2,954,526
Distribuidora Internacional de Alimentacion SA	52,049	322,353
Ferrovial SA	65,534	1,395,613
Gas Natural SDG SA	21,872	449,687
Iberdrola SA	313,911	2,134,983
Industria de Diseno Textil SA	62,417	2,314,759
Mapfre SA	149,556	418,497
Repsol SA.	62,832	852,623
Telefonica SA	225,211	2,281,626

		18,019,818

SWEDEN — 2.0%
Assa Abloy AB Class B	81,796	1,664,104
Atlas Copco AB Class B	56,741	1,552,407

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Hennes & Mauritz AB Class B	56,043	$1,583,025
Husqvarna AB Class B	130,894	1,143,569
Nordea Bank AB	141,475	1,406,097
Sandvik AB (a)	70,646	778,002
Securitas AB Class B	42,600	715,022
Skandinaviska Enskilda Banken AB Class A .	76,236	767,041
Skanska AB Class B	42,474	993,013
SKF AB Class B	34,775	601,137
Svenska Handelsbanken AB Class A	93,628	1,288,459
Swedbank AB Class A	46,442	1,092,829
Tele2 AB Class B	52,916	457,365
Telefonaktiebolaget LM Ericsson Class B	178,652	1,291,814
Telia Co. AB	103,062	462,175
Volvo AB Class B	73,323	837,865

		16,633,924

SWITZERLAND — 6.5%
ABB, Ltd. (c)	124,490	2,800,832
Actelion, Ltd. (c)	3,725	646,322
Adecco Group AG	10,564	596,091
Aryzta AG (a) (c)	4,330	192,559
Cie Financiere Richemont SA	26,694	1,630,168
Coca-Cola HBC AG (c)	8,423	196,071
Credit Suisse Group AG (c)	81,659	1,070,648
Geberit AG	2,877	1,262,508
Givaudan SA	752	1,533,633
Glencore PLC (c)	542,807	1,495,883
Julius Baer Group, Ltd. (c)	8,159	332,706
Kuehne + Nagel International AG	6,124	890,741
LafargeHolcim, Ltd. (c)	17,351	939,682
Lonza Group AG (c)	2,255	431,739
Nestle SA	153,459	12,118,100
Novartis AG	115,878	9,132,535
Roche Holding AG	33,819	8,407,653
SGS SA	523	1,173,432
Sika AG	84	409,342
Sonova Holding AG	1,543	218,860
Swatch Group AG (a)	2,985	845,863
Swiss Re AG	17,825	1,611,679
Syngenta AG	5,085	2,229,343
UBS Group AG	175,938	2,401,134
Wolseley PLC	13,032	737,239
Zurich Insurance Group AG (c)	8,304	2,141,531

		55,446,294

TAIWAN — 2.8%
Advanced Semiconductor Engineering, Inc. ADR	144,709	855,230
Advantech Co., Ltd.	26,000	223,126
Asia Pacific Telecom Co., Ltd. (c)	48,000	15,926
Asustek Computer, Inc.	11,000	98,084
AU Optronics Corp. ADR	174,282	636,129
Catcher Technology Co., Ltd.	32,000	259,814
Cathay Financial Holding Co., Ltd.	161,000	205,966
Chicony Electronics Co., Ltd.	93,852	237,433
China Airlines, Ltd.	514,000	153,320
China Development Financial Holding Corp.	314,000	80,139

China Life Insurance Co., Ltd.	187,336	171,226
Chunghwa Telecom Co., Ltd. ADR	46,689	1,635,516
Compal Electronics, Inc.	170,000	104,943
CTBC Financial Holding Co., Ltd.	342,184	198,681
Delta Electronics, Inc.	59,785	318,518
E.Sun Financial Holding Co., Ltd.	485,772	276,628
Eclat Textile Co., Ltd.	15,344	183,078
Eva Airways Corp.	329,250	150,206
Feng TAY Enterprise Co., Ltd.	34,036	150,931
Formosa Plastics Corp.	200,000	496,403
Foxconn Technology Co., Ltd.	24,240	70,991
Fubon Financial Holding Co., Ltd.	224,000	330,867
Giant Manufacturing Co., Ltd.	17,000	119,858
Hermes Microvision, Inc.	2,000	86,456
Highwealth Construction Corp.	96,400	149,157
Hiwin Technologies Corp.	6,303	32,877
Hon Hai Precision Industry Co., Ltd. GDR	584,731	2,941,197
Hotai Motor Co., Ltd.	7,000	81,846
HTC Corp. (c)	51,000	141,714
Innolux Corp.	167,000	56,474
Inotera Memories, Inc. (c)	1,000	881
Largan Precision Co., Ltd.	5,000	602,957
MediaTek, Inc.	61,000	466,080
Mega Financial Holding Co., Ltd.	25,948	18,253
Merida Industry Co., Ltd.	28,000	132,204
OBI Pharma, Inc. (c)	8,000	99,663
Pegatron Corp.	48,000	123,424
Phison Electronics Corp.	18,000	136,670
Pou Chen Corp.	77,000	108,331
Powertech Technology, Inc.	94,000	243,805
President Chain Store Corp.	35,000	278,030
Ruentex Development Co., Ltd. (c)	35,158	42,790
Siliconware Precision Industries Co., Ltd. ADR (a)	71,608	529,899
Standard Foods Corp.	167,060	427,970
Taishin Financial Holding Co., Ltd.	555,687	206,529
Taiwan Business Bank	1,249,100	317,600
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	236,875	7,246,006
Teco Electric and Machinery Co., Ltd.	258,000	222,233
Transcend Information, Inc.	77,000	224,769
Uni-President Enterprises Corp.	234,000	438,953
United Microelectronics Corp. ADR (a)	534,313	988,479
Zhen Ding Technology Holding, Ltd.	21,000	46,026

		23,364,286

THAILAND — 0.4%
Bangkok Bank PCL	131,276	615,652
BEC World PCL (f)	54,300	34,476
Bumrungrad Hospital PCL (f)	51,100	257,343
Central Pattana PCL (f)	156,200	260,333
CP ALL PCL NVDR	236,200	419,230
Delta Electronics Thailand PCL	47,400	108,411
Indorama Ventures PCL	29,600	24,133
IRPC PCL (f)	3,319,700	467,536
Kasikornbank PCL	42,300	228,896
Minor International PCL (f)	140,100	157,688
PTT PCL (f)	73,862	722,633
Siam Commercial Bank PCL NVDR	74,800	319,492

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Thai Union Group PCL (f)	157,000	$96,964
TMB Bank PCL (f)	795,700	48,684

		3,761,471

TURKEY — 0.3%
Akbank TAS	328,073	879,031
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	598,688	606,529
Turkiye Garanti Bankasi A/S	251,409	666,078
Turkiye Is Bankasi	434,648	688,032

		2,839,670

UNITED KINGDOM — 12.1%
3i Group PLC	154,111	1,302,237
Anglo American PLC (c)	68,241	857,730
AstraZeneca PLC	58,417	3,797,219
BAE Systems PLC	162,984	1,109,393
Barclays PLC	777,324	1,694,350
BP PLC	906,533	5,299,138
British American Tobacco PLC	87,424	5,598,694
British Land Co. PLC REIT	147,057	1,208,246
BT Group PLC	370,172	1,870,760
Burberry Group PLC	34,795	623,290
Capita PLC	32,773	285,233
Centrica PLC	395,615	1,172,729
CNH Industrial NV	43,920	314,406
Cobham PLC	77,040	167,826
Compass Group PLC	147,335	2,861,253
Diageo PLC	164,199	4,714,875
Fiat Chrysler Automobiles NV (a)	99,110	629,296
G4S PLC	77,087	228,110
GlaxoSmithKline PLC	225,144	4,805,151
Hammerson PLC	126,669	965,868
HSBC Holdings PLC	925,076	6,954,085
ICAP PLC.	143,037	866,037
Imperial Brands PLC	59,836	3,088,481
InterContinental Hotels Group PLC	9,213	380,572
J Sainsbury PLC	131,210	418,946
Land Securities Group PLC REIT	70,489	968,760
Lloyds Banking Group PLC	2,655,766	1,881,888
Marks & Spencer Group PLC	109,977	473,010
National Grid PLC	276,554	3,922,940
Next PLC	11,132	690,632
Old Mutual PLC	385,487	1,013,513
Pearson PLC	59,135	578,427
Prudential PLC	90,100	1,599,350
Randgold Resources, Ltd.	3,674	371,541
Reckitt Benckiser Group PLC	43,549	4,109,821
RELX NV.	80,039	1,438,716
RELX PLC	86,084	1,635,972
Rio Tinto PLC	58,707	1,963,324
Rio Tinto, Ltd.	20,571	812,443
Rolls-Royce Holdings PLC (c)	96,416	901,759
Royal Bank of Scotland Group PLC (c)	144,636	335,933
RSA Insurance Group PLC	61,151	433,716
SABMiller PLC	49,161	2,870,513
Sage Group PLC	118,890	1,139,753
Severn Trent PLC	38,897	1,265,706
Sky PLC	84,626	982,767
Smith & Nephew PLC	81,972	1,324,631

Smiths Group PLC	19,647	373,634
SSE PLC	81,120	1,652,278
Standard Chartered PLC (c)	134,219	1,095,444
Standard Life PLC	170,584	762,043
Tesco PLC (c)	479,383	1,139,263
Unilever NV	91,790	4,237,034
Unilever PLC	84,164	3,995,429
United Utilities Group PLC	57,616	750,677
Vodafone Group PLC	1,390,939	4,006,645
Whitbread PLC	8,420	428,316
WPP PLC	84,901	2,000,595

		102,370,398

UNITED STATES — 0.4%
Shire PLC	28,772	1,867,994
Thomson Reuters Corp. (a)	26,531	1,095,154
Valeant Pharmaceuticals International, Inc. (c)	15,267	373,936

		3,337,084

TOTAL COMMON STOCKS (Cost $933,696,618)		839,990,257

RIGHTS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16) (c) (f) (Cost $20,306)	5,909	11,804

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (h) (i)	809,652	809,652
State Street Navigator Securities Lending Prime Portfolio (i) (j)	23,136,429	23,136,429

TOTAL SHORT-TERM INVESTMENTS (Cost $23,946,081)		23,946,081

TOTAL INVESTMENTS — 102.0% (Cost $957,663,005)		863,948,142
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(16,649,186)

NET ASSETS — 100.0%		$847,298,956

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of security is $2,602,340, representing 0.3% of the Fund’s net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$43,353,500	$—	$—		$43,353,500
Austria.	1,754,900	—	—		1,754,900
Belgium	8,984,529	—	—		8,984,529
Brazil	14,110,603	—	—		14,110,603
Canada	54,770,654	—	—		54,770,654
Chile	2,447,279	—	—		2,447,279
China.	51,634,068	—	—		51,634,068
Colombia	1,090,305	—	—		1,090,305
Denmark	10,344,963	—	—		10,344,963
Egypt.	1,107,622	—	—		1,107,622
Finland	5,966,401	—	—		5,966,401
France	56,197,620	—	—		56,197,620
Germany	53,006,389	—	—		53,006,389
Greece	742,027	—	—		742,027
Hong Kong	21,987,422	—	0	(a)	21,987,422
Hungary.	918,798	—	—		918,798
India	15,115,843	—	—		15,115,843
Indonesia	4,961,866	—	—		4,961,866
Ireland	5,029,015	—	—		5,029,015
Israel	4,140,773	—	—		4,140,773
Italy.	10,158,909	—	—		10,158,909
Japan	140,035,733	544,879	—		140,580,612
Luxembourg	469,281	—	—		469,281
Macau	121,284	—	—		121,284
Malaysia	5,006,913	—	—		5,006,913
Mexico	8,025,883	—	—		8,025,883
Netherlands	24,826,432	—	—		24,826,432
New Zealand	927,103	—	—		927,103
Norway	3,724,647	—	—		3,724,647
Peru.	935,943	—	—		935,943
Philippines	2,976,274	—	—		2,976,274
Poland	2,052,408	—	—		2,052,408
Portugal	615,313	—	—		615,313
Russia	6,245,029	—	—		6,245,029
Singapore.	8,392,342	—	—		8,392,342
South Africa	12,590,810	—	—		12,590,810
South Korea	28,903,552	—	—		28,903,552

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Spain	$18,019,818	$—	$—	$18,019,818
Sweden	16,633,924	—	—	16,633,924
Switzerland	55,446,294	—	—	55,446,294
Taiwan	23,364,286	—	—	23,364,286
Thailand	1,715,814	2,045,657	—	3,761,471
Turkey	2,839,670	—	—	2,839,670
United Kingdom	102,370,398	—	—	102,370,398
United States	3,337,084	—	—	3,337,084
Rights
South Korea	—	11,804	—	11,804
Short-Term Investments	23,946,081	—	—	23,946,081

TOTAL INVESTMENTS	$861,345,802	$2,602,340	$0	$863,948,142

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	756,698	$756,698	43,753,338	43,700,384	809,652	$809,652	$2,118	$—
State Street Navigator Securities Lending Prime Portfolio	38,237,835	38,237,835	240,473,577	255,574,983	23,136,429	23,136,429	433,930	—

TOTAL		$38,994,533				$23,946,081	$436,048	$—

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 2.5%
Alumina, Ltd. (a)	34,587	$38,643
Amcor, Ltd.	2,983	34,584
AMP, Ltd.	10,488	42,377
Australia & New Zealand Banking Group, Ltd.	2,348	49,646
BHP Billiton PLC	684	10,329
BHP Billiton, Ltd.	2,913	49,889
Boral, Ltd.	9,489	49,015
Brambles, Ltd.	6,997	64,146
Coca-Cola Amatil, Ltd. (a)	3,422	26,842
Commonwealth Bank of Australia (a)	773	42,827
CSL, Ltd.	1,335	109,312
Fortescue Metals Group, Ltd. (a)	5,203	19,709
Iluka Resources, Ltd.	1,385	6,645
Insurance Australia Group, Ltd.	15,991	66,937
LendLease Group (a)	8,254	88,682
Macquarie Group, Ltd.	1,400	87,786
National Australia Bank, Ltd.	3,126	66,670
Newcrest Mining, Ltd.	1,642	27,883
Origin Energy, Ltd.	5,201	21,572
Orora, Ltd.	1,256	3,028
OZ Minerals, Ltd.	5,032	23,412
QBE Insurance Group, Ltd.	2,448	17,403
Santos, Ltd.	6,101	16,854
Scentre Group REIT	7,302	26,263
Shopping Centres Australasia Property Group	72,281	124,454
Sonic Healthcare, Ltd.	3,693	62,202
South32, Ltd. (b)	2,687	5,096
South32, Ltd. (b)	2,490	4,592
Suncorp Group, Ltd.	5,285	48,977
Sydney Airport	787	4,198
Transurban Group Stapled Security	5,162	44,914
Vicinity Centres REIT	27,151	65,864
Wesfarmers, Ltd.	3,196	107,857
Westfield Corp.	5,860	43,633
Westpac Banking Corp.	3,531	79,739
Woodside Petroleum, Ltd.	1,352	29,611
Woolworths, Ltd.	1,184	21,084

		1,632,675

AUSTRIA — 0.1%
OMV AG	1,405	40,452

BELGIUM — 0.4%
Anheuser-Busch InBev SA	817	107,056
Solvay SA	474	54,839
UCB SA	1,236	95,606

		257,501

BRAZIL — 0.5%
Ambev SA ADR	7,917	48,215
Banco Bradesco SA Preference Shares ADR	5,991	54,338
Cia Energetica de Minas Gerais ADR	5,956	15,426
Cia Siderurgica Nacional SA ADR (c)	5,225	14,421
Gerdau SA ADR (a)	4,722	12,844
Itau Unibanco Holding SA Preference Shares ADR	6,167	67,467

Petroleo Brasileiro SA Preference Shares ADR (c)	7,881	65,491
Tim Participacoes SA ADR	1,798	22,008
Vale SA Preference Shares ADR	6,279	29,574

		329,784

CANADA — 3.2%
Agrium, Inc. (a)	349	31,561
Bank of Montreal (a)	767	50,172
Bank of Nova Scotia	968	51,204
Barrick Gold Corp.	1,496	26,443
Brookfield Asset Management, Inc. Class A	2,229	78,238
Cameco Corp. (a)	1,993	16,999
Canadian Imperial Bank of Commerce (a)	349	27,015
Canadian National Railway Co.	1,510	98,533
Canadian Natural Resources, Ltd.	1,510	48,187
Canadian Pacific Railway, Ltd.	319	48,591
Canadian Tire Corp., Ltd. Class A	369	36,887
Cenovus Energy, Inc. (a)	1,913	27,409
Eldorado Gold Corp.	2,056	8,072
Enbridge, Inc. (a)	1,708	74,935
Encana Corp.	2,803	29,240
Enerplus Corp. (a)	2,202	14,108
First Majestic Silver Corp. (c)	6,736	69,346
First Quantum Minerals, Ltd.	1,067	8,817
Goldcorp, Inc.	1,466	24,150
IAMGOLD Corp. (c)	2,212	8,920
IGM Financial, Inc. (a)	589	15,874
Imperial Oil, Ltd. (a)	1,097	34,256
Just Energy Group, Inc. (a)	13,404	67,823
Kinross Gold Corp. (c)	3,241	13,637
Loblaw Cos., Ltd. (a)	1,227	63,019
Manulife Financial Corp.	3,930	55,350
National Bank of Canada (a)	2,072	73,342
Onex Corp.	1,305	83,895
Penn West Petroleum, Ltd. (a)	1,452	2,596
Potash Corp. of Saskatchewan, Inc. (a)	1,116	18,129
PrairieSky Royalty, Ltd. (a)	24	489
Rogers Communications, Inc. Class B	2,076	87,921
Royal Bank of Canada	1,818	112,407
Shaw Communications, Inc. Class B (a)	1,385	28,295
Silver Wheaton Corp.	978	26,373
SNC-Lavalin Group, Inc.	868	34,033
Sun Life Financial, Inc.	2,142	69,577
Suncor Energy, Inc.	3,052	84,576
Teck Resources, Ltd. Class B	1,087	19,561
TELUS Corp.	2,933	96,610
TMX Group, Ltd.	20	917
Toronto-Dominion Bank	2,905	128,733
TransAlta Corp.	3,400	15,082
TransCanada Corp. (a)	1,410	66,850
Trilogy Energy Corp. (c)	10,000	54,860
Yamana Gold, Inc.	2,992	12,863

		2,045,895

CHILE — 0.0% (d)
Empresa Nacional de Electricidad SA ADR	258	5,119
Endesa Americas SA ADR	226	3,096

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Enersis Americas SA ADR	656	$5,373
Enersis Chile SA ADR	574	2,726
Sociedad Quimica y Minera de Chile SA ADR	127	3,416

		19,730

CHINA — 3.2%
Agricultural Bank of China, Ltd. Class H	70,000	29,964
AirMedia Group, Inc. ADR (c)	8,886	29,946
Alibaba Group Holding, Ltd. ADR (c)	1,500	158,685
Bank of China, Ltd. Class H	139,000	63,443
Bank of Communications Co., Ltd. Class H	50,000	38,100
Baozun, Inc. ADR (a) (c)	19,400	292,746
Biostime International Holdings, Ltd. (a) (c)	25,500	66,249
China Construction Bank Corp. Class H	109,000	80,809
China Life Insurance Co., Ltd. Class H	19,000	48,995
China Merchants Bank Co., Ltd. Class H	24,174	60,903
China Mobile, Ltd.	9,500	114,954
China Overseas Land & Investment, Ltd.	20,000	67,819
China Petroleum & Chemical Corp. Class H	59,200	43,125
China Pioneer Pharma Holdings, Ltd.	300,000	85,096
China Shenhua Energy Co., Ltd. Class H	9,500	18,569
China Telecom Corp., Ltd. Class H	60,000	30,248
China Unicom Hong Kong, Ltd.	20,000	24,007
CITIC, Ltd.	20,000	28,520
CNOOC, Ltd.	30,000	37,210
COSCO SHIPPING Ports, Ltd.	18,417	18,878
Hengan International Group Co., Ltd.	5,000	41,452
Huaneng Power International, Inc. Class H	40,000	25,013
Industrial & Commercial Bank of China, Ltd. Class H	110,000	68,786
PetroChina Co., Ltd. Class H	40,000	26,251
PICC Property & Casualty Co., Ltd. Class H	21,859	36,188
Ping An Insurance Group Co. of China, Ltd. Class H	10,000	51,831
Qinqin Foodstuffs Group Cayman Co., Ltd. (c)	800	294
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	174,000	127,876
Sheen Tai Holdings Grp Co., Ltd.	876,000	90,356
Tencent Holdings, Ltd.	10,000	274,628
Yanzhou Coal Mining Co., Ltd. Class H (a)	20,000	13,460

		2,094,401

COLOMBIA — 0.0% (d)
Bancolombia SA ADR	216	8,433

DENMARK — 0.6%
AP Moeller — Maersk A/S Class B	50	73,348
Danske Bank A/S	1,698	49,562
DSV A/S	2,546	126,801
Novo Nordisk A/S Class B	3,781	157,153

		406,864

FINLAND — 0.4%
Fortum Oyj	1,325	21,412

Metso Oyj	787	22,969
Nokia Oyj	8,211	47,614
Sampo Oyj Class A	928	41,298
UPM-Kymmene Oyj	3,022	63,847
Valmet Oyj	149	2,242
Wartsila Oyj Abp	898	40,438

		239,820

FRANCE — 3.1%
Accor SA	1,612	63,966
Airbus Group SE	680	41,144
Alstom SA (c)	1,226	32,440
AXA SA	3,192	67,941
BNP Paribas SA	1,694	87,133
Bouygues SA	971	32,185
Cap Gemini SA	1,196	117,176
Carrefour SA	1,949	50,519
Credit Agricole SA	3,468	34,211
Danone SA	932	69,180
Engie SA	1,628	25,229
Essilor International SA	616	79,472
Groupe Fnac SA (c)	984	72,232
Hermes International	11	4,478
Kering	209	42,172
LVMH Moet Hennessy Louis Vuitton SE	329	56,125
Orange SA	4,649	72,778
Pernod Ricard SA	446	52,803
Publicis Groupe SA	786	59,464
Renault SA	1,126	92,551
Sanofi	1,486	112,957
Schneider Electric SE	1,077	75,113
Societe Generale SA	1,355	46,870
Sodexo SA	948	112,928
Technip SA	535	32,869
TOTAL SA (a)	2,477	117,387
Unibail-Rodamco SE	359	96,827
Vallourec SA (a) (c)	1,054	4,726
Veolia Environnement SA	2,856	65,796
Vinci SA	1,375	105,261
Vivendi SA	3,503	70,663

		1,994,596

GERMANY — 2.8%
adidas AG	817	141,853
Allianz SE	767	113,864
BASF SE	1,236	105,718
Bayer AG	1,456	146,330
Commerzbank AG	1,375	8,867
CompuGroup Medical SE	2,514	115,934
Daimler AG	1,708	120,369
Deutsche Bank AG (c)	2,113	27,474
Deutsche Boerse AG (c)	589	47,757
Deutsche Lufthansa AG	3,532	39,316
Deutsche Post AG	2,933	91,698
Deutsche Telekom AG	4,842	81,186
E.ON SE	3,032	21,514
Fresenius Medical Care AG & Co. KGaA	329	28,750
Linde AG	209	35,537
MAN SE	279	29,423
Merck KGaA	1,037	111,772

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	446	$83,202
OSRAM Licht AG	15	881
RWE AG (c)	1,017	17,526
Salzgitter AG	1,077	35,299
SAP SE	1,510	137,316
Siemens AG	1,201	140,637
ThyssenKrupp AG	1,893	45,142
Uniper SE (c)	303	3,713
Volkswagen AG Preference Shares	329	43,240
Volkswagen AG	359	52,105

		1,826,423

HONG KONG — 1.5%
AIA Group, Ltd.	14,000	93,051
Bank of East Asia, Ltd. (a)	13,306	53,955
Cheung Kong Property Holdings, Ltd.	15,920	116,178
CK Hutchison Holdings, Ltd.	8,920	113,398
Global Brands Group Holding, Ltd. (c)	8,000	815
Hang Lung Properties, Ltd.	10,000	22,486
Henderson Land Development Co., Ltd.	11,915	70,667
Hong Kong Exchanges and Clearing, Ltd.	3,106	81,615
Li & Fung, Ltd. (a)	20,000	10,237
Link REIT	10,058	73,918
New World Development Co., Ltd.	31,817	41,351
Sands China, Ltd.	8,000	34,709
Shangri-La Asia, Ltd.	20,000	21,919
Sun Hung Kai Properties, Ltd.	10,253	154,801
Swire Pacific, Ltd. Class A	5,000	53,862

		942,962

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	229	14,130
Richter Gedeon Nyrt	1,863	37,732

		51,862

INDIA — 0.6%
Dr Reddy’s Laboratories, Ltd. ADR	2,126	98,689
ICICI Bank, Ltd. ADR	6,633	49,549
Infosys, Ltd. ADR	7,465	117,798
Mahindra & Mahindra, Ltd. GDR	528	11,194
Reliance Industries, Ltd. GDR (e)	1,648	54,054
Tata Motors, Ltd. ADR (a)	1,982	79,240

		410,524

INDONESIA — 0.5%
Astra International Tbk PT	50,600	31,986
Bank Central Asia Tbk PT	45,600	54,856
Bank Mandiri Persero Tbk PT	45,600	39,133
Bank Rakyat Indonesia Persero Tbk PT	53,400	49,918
Gudang Garam Tbk PT	5,000	23,753
Telekomunikasi Indonesia Persero Tbk PT	335,100	110,664

		310,310

IRELAND — 0.3%
CRH PLC	1,630	54,523
Experian PLC	3,843	77,077
Prothena Corp. PLC (a) (c)	1,509	90,495

		222,095

ISRAEL — 0.3%
Bank Hapoalim BM	6,924	39,233
Bank Leumi Le-Israel BM (c)	31,534	119,762
Teva Pharmaceutical Industries, Ltd. ADR	1,186	54,568

		213,563

ITALY — 0.5%
Assicurazioni Generali SpA	2,873	35,064
Banca Monte dei Paschi di Siena SpA (a) (c)	8,340	1,744
Enel SpA	12,653	56,423
Eni SpA	4,356	62,757
Intesa Sanpaolo SpA	22,829	50,643
Mediaset SpA	11,228	35,255
Saipem SpA (c)	13,102	5,547
Snam SpA	7,166	39,750
Telecom Italia SpA/Milano (c)	53,341	44,299
UniCredit SpA	7,982	18,586

		350,068

JAPAN — 8.3%
Aisin Seiki Co., Ltd. (a)	1,000	45,376
Asahi Group Holdings, Ltd.	1,000	36,202
Asahi Kasei Corp. (a)	10,000	79,080
Astellas Pharma, Inc.	5,000	77,692
Bridgestone Corp.	1,000	36,597
Canon, Inc.	1,000	28,870
Credit Saison Co., Ltd.	2,000	32,963
Daiichi Sankyo Co., Ltd. (a)	3,000	71,545
Daikin Industries, Ltd.	1,000	92,342
Daiwa Securities Group, Inc. (a)	10,000	55,735
Denso Corp.	2,000	79,001
Eisai Co., Ltd. (a)	1,000	62,085
FUJIFILM Holdings Corp. (a)	2,000	73,431
Fujitsu, Ltd.	9,000	47,993
Hitachi, Ltd.	10,000	46,275
Hokuhoku Financial Group, Inc.	2,000	26,682
Honda Motor Co., Ltd.	2,000	57,029
Hoya Corp.	2,000	79,751
ITOCHU Corp.	3,000	37,387
Japan Tobacco, Inc.	2,000	81,351
JFE Holdings, Inc. (a)	2,000	28,855
Joyo Bank, Ltd. (f)	10,000	41,594
JSR Corp. (a)	2,000	31,185
JX Holdings, Inc. (a)	5,000	20,101
Kajima Corp.	10,000	69,521
Kamigumi Co., Ltd.	10,000	86,703
Kansai Electric Power Co., Inc. (c)	2,000	18,075
KDDI Corp. (a)	6,000	184,565
Kobe Steel, Ltd. (a) (c)	3,000	26,870
Komatsu, Ltd. (a)	2,000	45,327
Konica Minolta, Inc. (a)	5,000	41,969
Kyocera Corp. (a)	2,000	95,255
Makita Corp.	1,000	70,706
Marubeni Corp.	10,000	50,906
Marui Group Co., Ltd. (a)	9,000	118,027
Mitsubishi Chemical Holdings Corp.	5,000	31,018
Mitsubishi Corp.	2,000	45,129
Mitsubishi Electric Corp.	10,000	126,648
Mitsubishi Heavy Industries, Ltd.	10,000	41,386

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Mitsubishi UFJ Financial Group, Inc.	17,900	$89,283
Mitsui & Co., Ltd. (a)	2,000	27,463
Mizuho Financial Group, Inc.	36,900	61,436
MS&AD Insurance Group Holdings, Inc.	2,000	55,093
Murata Manufacturing Co., Ltd.	1,000	128,672
NEC Corp.	2,000	5,115
Nintendo Co., Ltd.	400	105,091
Nippon Steel & Sumitomo Metal Corp.	2,900	58,893
Nippon Yusen KK	20,000	37,130
Nissan Motor Co., Ltd.	4,000	38,817
Nitto Denko Corp. (a)	1,000	64,247
Nomura Holdings, Inc.	9,900	43,612
NTT Data Corp. (a)	1,000	49,672
NTT DOCOMO, Inc.	1,700	43,010
Obayashi Corp.	10,000	98,455
ORIX Corp.	4,000	58,362
Osaka Gas Co., Ltd. (a)	10,000	41,683
Panasonic Corp. (a)	6,000	59,369
Resona Holdings, Inc.	6,000	25,021
Rohm Co., Ltd.	1,000	52,140
Secom Co., Ltd.	1,000	74,142
Seven & i Holdings Co., Ltd.	1,000	46,976
Shin-Etsu Chemical Co., Ltd.	1,000	69,145
SoftBank Group Corp.	2,000	128,811
Sompo Japan Nipponkoa Holdings, Inc.	2,000	58,569
Sony Corp.	3,000	97,556
Sumitomo Chemical Co., Ltd.	10,000	43,944
Sumitomo Corp. (a)	2,000	22,179
Sumitomo Electric Industries, Ltd.	3,000	41,949
Sumitomo Mitsui Financial Group, Inc.	2,000	66,756
Sumitomo Mitsui Trust Holdings, Inc.	1,000	32,292
T&D Holdings, Inc.	4,000	44,616
Takeda Pharmaceutical Co., Ltd.	1,000	47,627
TDK Corp. (a)	1,000	66,163
Teijin, Ltd.	2,000	38,473
Terumo Corp. (a)	2,000	76,334
Tokio Marine Holdings, Inc.	2,000	75,722
Tokyo Electron, Ltd. (a)	1,000	87,661
Tokyu Corp.	10,000	75,841
Toppan Printing Co., Ltd.	10,000	89,666
Toshiba Corp. (a) (c)	10,000	33,082
Toyota Motor Corp.	4,000	228,272
Toyota Tsusho Corp. (a)	3,000	69,056
West Japan Railway Co.	1,000	61,601
Yamada Denki Co., Ltd.	4,000	19,750
Yamaha Corp. (a)	6,000	192,564

		5,352,538

LUXEMBOURG — 0.0% (d)
ArcelorMittal (c)	3,424	20,963

MEXICO — 0.4%
America Movil SAB de CV Series L	77,454	44,303
Cemex SAB de CV (c)	38,161	30,287
Fomento Economico Mexicano SAB de CV	7,961	73,528
Grupo Financiero Banorte SAB de CV Series O	7,663	40,260
Grupo Mexico SAB de CV Series B	12,745	31,201
Grupo Televisa SAB Series CPO	6,771	34,856
Industrias Penoles SAB de CV	516	12,427

		266,862

NETHERLANDS — 1.5%
Akzo Nobel NV	788	53,390
ASML Holding NV	730	80,142
Heineken NV	539	47,435
ING Groep NV	6,993	86,367
Koninklijke Ahold Delhaize NV	6,610	150,721
Koninklijke DSM NV	935	63,213
Koninklijke KPN NV	9,206	30,572
Koninklijke Philips NV	2,826	83,779
Royal Dutch Shell PLC Class A	1,096	27,250
Royal Dutch Shell PLC Class B	9,890	256,557
Wolters Kluwer NV	2,884	123,467

		1,002,893

NORWAY — 0.3%
DNB ASA	3,751	49,139
Norsk Hydro ASA	11,534	49,716
Telenor ASA	3,072	52,697
Yara International ASA	640	21,268

		172,820

PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR (c)	266	3,681

PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	747	26,646

RUSSIA — 0.4%
Gazprom PJSC ADR (b)	670	2,834
Gazprom PJSC ADR (b)	7,302	30,742
Lukoil PJSC ADR	988	48,145
MMC Norilsk Nickel PJSC ADR	1,206	19,356
Mobile TeleSystems PJSC ADR	1,883	14,367
RusHydro PJSC ADR (b)	989	1,217
RusHydro PJSC ADR (b)	579	689
Sberbank of Russia PJSC ADR (b)	355	3,344
Sberbank of Russia PJSC ADR (b)	3,851	36,115
Surgutneftegas OJSC ADR	8,697	40,702
Tatneft PJSC ADR (b)	80	2,469
Tatneft PJSC ADR (b)	913	28,102

		228,082

SINGAPORE — 0.6%
Broadcom, Ltd.	773	133,358
CapitaLand, Ltd.	30,000	70,409
Singapore Exchange, Ltd.	20,000	108,695
Singapore Press Holdings, Ltd. (a)	20,000	55,888
Singapore Telecommunications, Ltd.	10,000	29,117

		397,467

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (c)	878	14,158
Discovery, Ltd.	13,111	107,739
FirstRand, Ltd. (a)	11,045	38,152
Gold Fields, Ltd.	2,126	10,358
Harmony Gold Mining Co., Ltd.	2,016	7,110
Impala Platinum Holdings, Ltd. (c)	1,365	6,899
Lonmin PLC (c)	13	34
MTN Group, Ltd.	4,078	34,833
Naspers, Ltd. Class N	650	112,273
Sanlam, Ltd.	10,226	47,444
Sasol, Ltd. (a)	787	21,519
Sibanye Gold, Ltd.	896	3,223

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Standard Bank Group, Ltd.	2,643	$27,037

		430,779

SOUTH KOREA — 1.8%
Able C&C Co., Ltd.	2,690	58,375
Actoz Soft Co., Ltd. (c)	427	6,921
Coreana Cosmetics Co., Ltd.	3,153	20,813
DIO Corp. (c)	1,376	64,343
E-MART, Inc.	27	3,861
Hana Financial Group, Inc.	376	9,508
Hyundai Heavy Industries Co., Ltd. (c)	40	5,012
Hyundai Mobis Co., Ltd.	119	29,714
Hyundai Motor Co.	265	32,603
Hyundai Steel Co.	163	7,518
JoyCity Corp. (c)	1,336	31,297
JW Holdings Corp.	3,440	51,537
JW Pharmaceutical Corp.	717	56,704
KB Financial Group, Inc.	643	22,098
KH Vatec Co., Ltd.	1,194	13,389
Kia Motors Corp.	300	11,481
Korea Electric Power Corp. ADR	824	20,089
KT&G Corp.	240	27,239
LG Chem, Ltd. Preference Shares	362	54,069
LG Electronics, Inc.	129	5,610
LG Household & Health Care, Ltd.	37	32,083
Lotte Chemical Corp.	17	4,600
NAVER Corp.	67	53,717
NHN Entertainment Corp. (c)	33	1,789
POSCO ADR	1,128	57,618
Samsung C&T Corp.	111	15,017
Samsung Electronics Co., Ltd. GDR	382	275,995
Samsung Engineering Co., Ltd. (c)	355	3,481
Samsung Fire & Marine Insurance Co., Ltd.	63	15,988
Samsung Heavy Industries Co., Ltd. (c)	427	3,633
Samsung Pharmaceutical Co., Ltd. (c)	3,539	17,834
Samsung Securities Co., Ltd.	309	9,708
SeAH Steel Corp.	1,521	88,248
Shinhan Financial Group Co., Ltd.	643	23,441
SK Holdings Co., Ltd.	68	13,089
SK Hynix, Inc.	994	36,282
SK Innovation Co., Ltd.	68	9,971

		1,194,675

SPAIN — 0.8%
Acciona SA	1,316	99,487
Acerinox SA (a)	3,021	39,976
ACS Actividades de Construccion y Servicios SA	2,247	67,927
Amadeus IT Group SA Class A	1,004	50,175
Banco Bilbao Vizcaya Argentaria SA	8,701	52,626
Banco Santander SA	4	18
Iberdrola SA	7,619	51,819
Industria de Diseno Textil SA	2,002	74,245
Repsol SA	1,420	19,269
Telefonica SA	6,970	70,614

		526,156

SWEDEN — 1.0%
Assa Abloy AB Class B	3,409	69,355
Atlas Copco AB Class B	3,172	86,784

Nordea Bank AB	5,505	54,713
Sandvik AB (a)	2,953	32,520
Securitas AB Class B	4,589	77,024
Skandinaviska Enskilda Banken AB Class A	6,944	69,866
Skanska AB Class B	3,012	70,419
SKF AB Class B	2,142	37,028
Svenska Handelsbanken AB Class A	2,816	38,752
Tele2 AB Class B	1,893	16,362
Telefonaktiebolaget LM Ericsson Class B	5,621	40,645
Telia Co. AB	4,842	21,714
Volvo AB Class A	4,633	52,942

		668,124

SWITZERLAND — 3.0%
ABB, Ltd. (c)	4,185	94,156
Adecco Group AG	807	45,536
Cie Financiere Richemont SA (a)	1,136	69,374
Credit Suisse Group AG (c)	2,843	37,275
Geberit AG	329	144,375
Givaudan SA	40	81,576
Glencore PLC (c)	5,498	15,152
Kuehne + Nagel International AG	388	56,435
LafargeHolcim, Ltd. (c)	774	41,918
Nestle SA.	4,011	316,734
Novartis AG	2,732	215,313
Roche Holding AG	1,017	252,834
Santhera Pharmaceutical Holding AG (a) (c)	504	27,295
SGS SA	40	89,746
Swatch Group AG	120	34,005
Swiss Re AG	978	88,428
Syngenta AG	70	30,689
TE Connectivity, Ltd.	2,066	133,009
UBS Group AG	5,684	77,573
Wolseley PLC	878	49,670
Zurich Insurance Group AG (c)	199	51,320

		1,952,413

TAIWAN — 1.4%
Advanced Semiconductor Engineering, Inc. ADR	11,947	70,607
AU Optronics Corp. ADR	20,317	74,157
Chunghwa Telecom Co., Ltd. ADR	2,722	95,352
Hon Hai Precision Industry Co., Ltd. GDR	21,456	107,924
Siliconware Precision Industries Co., Ltd. ADR .	14,099	104,332
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,348	347,135
United Microelectronics Corp. ADR (a)	46,807	86,593

		886,100

THAILAND — 0.1%
Bangkok Bank PCL	11,000	51,587
PTT PCL (f)	2,000	19,567

		71,154

TURKEY — 0.2%
Akbank TAS	7,563	20,264
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	41,414	41,957
Turkiye Garanti Bankasi A/S	8,747	23,174

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Turkiye Is Bankasi	20,077	$31,781

		117,176

UNITED KINGDOM — 6.1%
3i Group PLC	18,344	155,007
Anglo American PLC (c)	2,307	28,997
AstraZeneca PLC	1,828	118,824
BAE Systems PLC	9,221	62,765
Barclays PLC	24,750	53,948
BP PLC	20,176	117,939
British American Tobacco PLC	526	33,685
British Land Co. PLC REIT	6,612	54,325
BT Group PLC	21,516	108,737
Burberry Group PLC	1,638	29,342
Capita PLC.	5,558	48,373
CNH Industrial NV	1,425	10,201
Cobham PLC	41,088	89,507
Compass Group PLC	4,668	90,653
CYBG PLC (a) (c)	779	2,617
Diageo PLC	2,813	80,774
G4S PLC	6,447	19,077
GlaxoSmithKline PLC	6,467	138,022
Hammerson PLC	10,638	81,116
HSBC Holdings PLC	25,050	188,309
Imperial Brands PLC	1,037	53,525
Indivior PLC	789	3,141
InterContinental Hotels Group PLC	2,171	89,680
J Sainsbury PLC	7,623	24,340
Land Securities Group PLC REIT	4,560	62,670
Liberty Global PLC Class A (c)	1,037	35,445
Liberty Global PLC Series C (c)	1,848	61,058
Liberty Global PLC LiLAC Class C (c)	274	7,686
Lloyds Banking Group PLC	89,602	63,492
Marks & Spencer Group PLC	10,525	45,268
National Grid PLC	2,103	29,831
Next PLC	747	46,344
Old Mutual PLC	15,517	40,797
Pearson PLC	1,236	12,090
Pentair PLC	119	7,645
Prudential PLC	5,022	89,145
Randgold Resources, Ltd.	305	30,844
Reckitt Benckiser Group PLC	827	78,046
RELX NV	5,438	97,749
RELX PLC	3,221	61,213
Rio Tinto PLC	2,221	74,276
Rio Tinto, Ltd.	1,048	41,390
Rolls-Royce Holdings PLC (c)	3,271	30,593
RSA Insurance Group PLC	7,302	51,790
SABMiller PLC	1,355	79,118
Sage Group PLC	17,590	168,629
Severn Trent PLC	2,586	84,148
Sky PLC	2,076	24,109
Smith & Nephew PLC	4,689	75,772
Smiths Group PLC	3,611	68,672
SSE PLC	1,824	37,152
Standard Chartered PLC (c)	5,054	41,249
Standard Life PLC	17,387	77,672
Tesco PLC (c)	12,226	29,055
Tullow Oil PLC (a) (c)	1,838	6,043
Unilever NV	2,062	95,182

Unilever PLC	1,583	75,148
United Utilities Group PLC	4,599	59,920
Vodafone Group PLC	37,723	108,662
Whitbread PLC	3,380	171,937
WPP PLC	3,561	83,911

		3,936,655

UNITED STATES — 52.0%
3M Co.	1,037	182,751
Abbott Laboratories	2,066	87,371
AbbVie, Inc.	1,017	64,142
Accenture PLC Class A	1,037	126,690
Adobe Systems, Inc. (c)	2,598	281,987
Aetna, Inc.	1,563	180,448
Aflac, Inc.	2,066	148,483
Agilent Technologies, Inc.	2,066	97,288
Alexion Pharmaceuticals, Inc. (c)	786	96,316
Allegion PLC	338	23,292
Allergan PLC (c)	385	88,669
Allstate Corp.	2,066	142,926
Alphabet, Inc. Class A (c)	506	406,854
Alphabet, Inc. Class C (c)	506	393,309
Altria Group, Inc.	2,066	130,633
Amazon.com, Inc. (c)	668	559,323
American Capital Agency Corp.	1,037	20,263
American Electric Power Co., Inc.	2,066	132,658
American Express Co.	2,066	132,307
American Tower Corp. REIT	1,037	117,523
Amgen, Inc.	1,768	294,920
Anadarko Petroleum Corp.	1,037	65,704
Annaly Capital Management, Inc.	2,066	21,693
Anthem, Inc. (a)	1,037	129,946
Apache Corp.	1,037	66,233
Apple, Inc.	7,255	820,178
Applied Materials, Inc.	7,235	218,135
Archer-Daniels-Midland Co.	3,102	130,811
AT&T, Inc.	9,196	373,450
Automatic Data Processing, Inc.	1,037	91,463
Baker Hughes, Inc.	1,568	79,137
Bank of America Corp.	17,597	275,393
Bank of New York Mellon Corp.	3,102	123,708
Baxter International, Inc.	2,022	96,247
Becton Dickinson and Co.	1,037	186,380
Bed Bath & Beyond, Inc.	1,037	44,705
Berkshire Hathaway, Inc. Class B (c)	1,037	149,815
Biogen, Inc. (c)	635	198,774
Boeing Co.	1,037	136,614
Bristol-Myers Squibb Co.	3,102	167,260
C.H. Robinson Worldwide, Inc.	1,037	73,067
California Resources Corp. (a)	69	863
Capital One Financial Corp.	1,037	74,488
Carnival Corp.	1,037	50,626
Caterpillar, Inc. (a)	1,037	92,055
CBS Corp. Class B (a)	2,056	112,545
CDK Global, Inc.	341	19,560
Celgene Corp. (c)	2,072	216,586
CenturyLink, Inc. (a)	2,066	56,670
Charles Schwab Corp.	5,173	163,312
Charter Communications, Inc. Class A (c)	441	119,057
Chemours Co.	352	5,632

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Chesapeake Energy Corp. (a) (c)	3,102	$19,450
Chevron Corp.	2,598	267,386
Chubb, Ltd.	1,661	208,705
Church & Dwight Co., Inc. (a)	3,126	149,798
Cisco Systems, Inc.	10,336	327,858
Citigroup, Inc.	5,173	244,321
Citrix Systems, Inc. (c)	1,037	88,373
Clorox Co. (a)	1,037	129,812
Coach, Inc. (a)	1,037	37,913
Coca-Cola Co.	4,145	175,416
Cognizant Technology Solutions Corp. Class A (c)	2,072	98,855
Colgate-Palmolive Co.	2,066	153,173
Comcast Corp. Class A	2,668	176,995
CommerceHub, Inc. Series A (c)	42	664
CommerceHub, Inc. Series C (c)	87	1,384
ConAgra Foods, Inc.	2,066	97,329
ConocoPhillips	2,066	89,809
Corning, Inc.	4,145	98,029
Costco Wholesale Corp.	1,037	158,153
CST Brands, Inc.	110	5,290
CSX Corp.	4,145	126,423
Cummins, Inc.	1,037	132,892
CVS Health Corp.	2,066	183,853
Danaher Corp.	2,066	161,954
Deere & Co. (a)	1,037	88,508
Dell Technologies, Inc. — VMware, Inc. Class V (c)	462	22,084
Devon Energy Corp.	1,037	45,742
Discover Financial Services	2,066	116,832
Dollar Tree, Inc. (c)	1,395	110,107
Dow Chemical Co.	3,102	160,777
Duke Energy Corp.	1,126	90,125
E.I. du Pont de Nemours & Co.	2,066	138,360
Eaton Corp. PLC	2,066	135,757
eBay, Inc. (c)	3,102	102,056
Ecolab, Inc.	1,037	126,224
Edison International	2,066	149,269
Eli Lilly & Co.	2,066	165,817
Emerson Electric Co.	2,066	112,618
EOG Resources, Inc.	2,072	200,383
Equity Residential REIT	1,037	66,710
Estee Lauder Cos., Inc. Class A	1,037	91,837
Exelon Corp.	2,066	68,777
Express Scripts Holding Co. (c)	1,445	101,916
Exxon Mobil Corp. (a)	5,538	483,357
Facebook, Inc. Class A (c)	1,001	128,398
Fastenal Co.	1,037	43,326
FedEx Corp.	1,037	181,143
FirstEnergy Corp.	2,066	68,343
FMC Technologies, Inc. (c)	2,066	61,298
Ford Motor Co.	8,271	99,831
Fortive Corp.	1,033	52,580
Franklin Resources, Inc.	3,102	110,338
Freeport-McMoRan, Inc.	2,066	22,437
General Dynamics Corp.	1,037	160,901
General Electric Co.	14,417	427,032
General Mills, Inc.	1,037	66,244
General Motors Co.	2,066	65,637
Gilead Sciences, Inc.	2,742	216,947

Goldman Sachs Group, Inc.	1,037	167,237
Halliburton Co.	2,066	92,722
Halyard Health, Inc. (c)	129	4,471
HCP, Inc. REIT	3,102	117,721
Hershey Co.	1,037	99,137
Hess Corp.	1,037	55,604
Hewlett Packard Enterprise Co.	4,145	94,299
Home Depot, Inc.	2,066	265,853
Honeywell International, Inc.	2,066	240,875
HP, Inc.	4,145	64,372
Illinois Tool Works, Inc.	1,563	187,310
Ingersoll-Rand PLC	2,066	140,364
Intel Corp.	8,271	312,230
International Business Machines Corp.	1,668	264,962
Intuit, Inc.	1,037	114,080
Iron Mountain, Inc.	20	750
Iron Mountain, Inc. REIT	83	3,115
J.M. Smucker Co.	1,037	140,555
Johnson & Johnson	3,102	366,439
Johnson Controls International PLC	2,716	126,375
JPMorgan Chase & Co.	6,208	413,391
Juniper Networks, Inc.	2,066	49,708
Kellogg Co.	1,037	80,336
Keysight Technologies, Inc. (c)	1,035	32,799
Kimberly-Clark Corp.	1,037	130,807
Kinder Morgan, Inc.	2,985	69,043
Kohl’s Corp. (a)	1,037	45,369
Kraft Heinz Co.	169	15,127
L Brands, Inc. (a)	1,563	110,614
Las Vegas Sands Corp.	1,037	59,669
Leidos Holdings, Inc.	287	12,421
Liberty Interactive Corp. QVC Group Class A (c)	2,066	41,341
Liberty TripAdvisor Holdings, Inc. Class A (c) .	140	3,059
Liberty Ventures Series A (c)	436	17,383
Lockheed Martin Corp.	834	199,927
Lowe’s Cos., Inc.	3,102	223,995
LyondellBasell Industries NV Class A	1,037	83,644
Macy’s, Inc.	2,066	76,545
Mallinckrodt PLC (c)	129	9,002
Marathon Oil Corp.	3,102	49,043
Marathon Petroleum Corp.	2,073	84,143
Marsh & McLennan Cos., Inc.	2,066	138,939
Mattel, Inc.	4,145	125,511
McCormick & Co., Inc.	2,222	222,022
McDonald’s Corp.	1,037	119,628
McKesson Corp.	786	131,066
Mead Johnson Nutrition Co.	1,037	81,933
Medtronic PLC	4,287	370,397
Merck & Co., Inc.	4,145	258,689
MetLife, Inc.	3,102	137,822
Microsoft Corp.	11,378	655,373
Mondelez International, Inc. Class A	1,037	45,524
Monsanto Co.	1,037	105,981
Morgan Stanley	3,102	99,450
Mosaic Co.	1,037	25,365
National Oilwell Varco, Inc. (a)	1,037	38,099
NetApp, Inc. (a)	1,037	37,145

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Newmont Mining Corp.	1,037	$40,744
News Corp. Class A	630	8,807
NextEra Energy, Inc.	1,037	126,846
NIKE, Inc. Class B	3,462	182,274
Noble Corp. PLC (a)	2,066	13,098
Noble Energy, Inc.	2,066	73,839
Norfolk Southern Corp.	1,037	100,651
Northrop Grumman Corp.	1,215	259,949
NOW, Inc. (c)	258	5,529
O’Reilly Automotive, Inc. (c)	869	243,416
Occidental Petroleum Corp.	2,066	150,653
Oracle Corp.	7,235	284,191
Outfront Media, Inc.	3	71
Parker-Hannifin Corp.	1,037	130,175
PayPal Holdings, Inc. (c)	3,102	127,089
PepsiCo, Inc.	2,066	224,719
Perrigo Co. PLC	17	1,570
Pfizer, Inc.	10,216	346,016
PG&E Corp.	1,037	63,433
Philip Morris International, Inc.	2,066	200,857
Phillips 66 (a)	506	40,758
Pioneer Natural Resources Co.	1,037	192,519
PNC Financial Services Group, Inc.	1,037	93,423
PPL Corp.	3,102	107,236
Praxair, Inc.	1,037	125,301
Procter & Gamble Co.	2,066	185,424
Prologis, Inc. REIT	3,102	166,081
Prudential Financial, Inc.	2,066	168,689
Public Service Enterprise Group, Inc.	2,066	86,503
Public Storage REIT	869	193,909
QUALCOMM, Inc.	3,102	212,487
Range Resources Corp.	1,037	40,184
Raytheon Co.	1,037	141,167
Retail Opportunity Investments Corp.	8,508	186,836
Ross Stores, Inc.	2,073	133,294
salesforce.com, Inc. (c)	2,136	152,361
Schlumberger, Ltd.	3,042	239,223
Seagate Technology PLC	1,037	39,976
Shire PLC	657	42,655
Shire PLC ADR	56	10,856
Simon Property Group, Inc. REIT	1,037	214,669
Southern Co.	1,037	53,198
Southwestern Energy Co. (c)	1,037	14,352
Spectra Energy Corp.	2,066	88,322
St. Jude Medical, Inc.	2,066	164,784
Starbucks Corp.	4,132	223,707
State Street Corp. (g)	1,037	72,206
Synchrony Financial	1,156	32,368
Sysco Corp.	2,066	101,255
Talen Energy Corp. (a) (c)	276	3,823
Target Corp. (a)	1,037	71,221
Texas Instruments, Inc. (a)	3,102	217,698
Thermo Fisher Scientific, Inc.	1,731	275,333
Time Warner, Inc.	1,668	132,789
Time, Inc.	258	3,736
TJX Cos., Inc.	2,066	154,496
Transocean, Ltd. (c)	737	7,800
Travelers Cos., Inc.	1,037	118,788
Twenty-First Century Fox, Inc. Class A	5,173	125,290
Tyson Foods, Inc. Class A	3,305	246,784

Union Pacific Corp.	2,072	202,082
United Financial Bancorp, Inc.	13,205	182,757
United Parcel Service, Inc. Class B	1,037	113,406
United Technologies Corp.	1,037	105,359
UnitedHealth Group, Inc.	2,066	289,240
US Bancorp	3,102	133,045
Valero Energy Corp.	2,066	109,498
Vector Group, Ltd. (a)	9,223	198,576
Verizon Communications, Inc.	3,503	182,086
Viacom, Inc. Class B	1,037	39,510
Visa, Inc. Class A (a)	4,152	343,370
Wal-Mart Stores, Inc.	2,066	149,000
Walgreens Boots Alliance, Inc.	2,066	166,561
Walt Disney Co.	3,102	288,052
Washington Prime Group, Inc. REIT	515	6,376
Waste Management, Inc.	2,066	131,728
Weatherford International PLC (a) (c)	5,173	29,072
Wells Fargo & Co.	8,271	366,240
Western Digital Corp. (a)	1,284	75,075
Whole Foods Market, Inc. (a)	2,066	58,571
Williams Cos., Inc.	3,102	95,324
Yahoo!, Inc. (c)	3,102	133,696
Yum! Brands, Inc.	1,037	94,170
Zoetis, Inc.	119	6,189

		33,706,998

TOTAL COMMON STOCKS (Cost $64,588,221)		64,360,140

RIGHTS — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16) (c) (f) (Cost $1,302)	265	529

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (h) (i)	268,592	268,592
State Street Navigator Securities Lending Prime Portfolio (h) (j)	2,141,243	2,141,243

TOTAL SHORT-TERM INVESTMENTS (Cost $2,409,835)		2,409,835

TOTAL INVESTMENTS — 102.9% (Cost $66,999,358)		66,770,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(1,887,874)

NET ASSETS — 100.0%		$64,882,630

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $61,690, representing 9.5% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2016.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,632,675	$—	$—	$1,632,675
Austria	40,452	—	—	40,452
Belgium.	257,501	—	—	257,501
Brazil	329,784	—	—	329,784
Canada	2,045,895	—	—	2,045,895
Chile	19,730	—	—	19,730
China	2,094,401	—	—	2,094,401
Colombia	8,433	—	—	8,433
Denmark	406,864	—	—	406,864
Finland	239,820	—	—	239,820
France	1,994,596	—	—	1,994,596
Germany	1,826,423	—	—	1,826,423
Hong Kong	942,962	—	—	942,962
Hungary	51,862	—	—	51,862
India	410,524	—	—	410,524
Indonesia	310,310	—	—	310,310
Ireland	222,095	—	—	222,095
Israel	213,563	—	—	213,563
Italy.	350,068	—	—	350,068
Japan	5,310,944	41,594	—	5,352,538
Luxembourg.	20,963	—	—	20,963
Mexico	266,862	—	—	266,862
Netherlands	1,002,893	—	—	1,002,893
Norway	172,820	—	—	172,820
Peru	3,681	—	—	3,681
Philippines	26,646	—	—	26,646
Russia	228,082	—	—	228,082
Singapore	397,467	—	—	397,467
South Africa.	430,779	—	—	430,779
South Korea	1,194,675	—	—	1,194,675
Spain	526,156	—	—	526,156
Sweden	668,124	—	—	668,124
Switzerland	1,952,413	—	—	1,952,413
Taiwan.	886,100	—	—	886,100
Thailand	51,587	19,567	—	71,154
Turkey	117,176	—	—	117,176
United Kingdom.	3,936,655	—	—	3,936,655
United States	33,706,998	—	—	33,706,998
Rights
South Korea	—	529	—	529
Short-Term Investments	2,409,835	—	—	2,409,835

TOTAL INVESTMENTS	$66,708,814	$61,690	$—	$66,770,504

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	619	$41,603	418	—	1,037	$72,206	$1,132	$—
State Street Institutional Liquid Reserves Fund, Premier Class .	139,125	139,125	2,260,977	2,131,510	268,592	268,592	451	—
State Street Navigator Securities Lending Prime Portfolio	6,738,898	6,738,898	63,218,566	67,816,221	2,141,243	2,141,243	20,224	—

TOTAL		$6,919,626				$2,482,041	$21,807	$—

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 2.2%
Amcor, Ltd.	4,411	$51,139
AMP, Ltd.	6,797	27,463
APA Group	13,111	85,483
Aurizon Holdings, Ltd.	1,589	5,715
Australia & New Zealand Banking Group, Ltd.	7,947	168,030
Brambles, Ltd.	4,649	42,621
Caltex Australia, Ltd.	3,481	91,236
Coca-Cola Amatil, Ltd.	2,083	16,339
Commonwealth Bank of Australia	4,391	243,279
Computershare, Ltd.	949	7,495
Crown Resorts, Ltd.	778	7,805
CSL, Ltd.	1,009	82,619
Dexus Property Group REIT	2,731	19,123
Fortescue Metals Group, Ltd.	13,952	52,850
Goodman Group REIT	3,714	20,691
GPT Group REIT	4,494	17,402
Harvey Norman Holdings, Ltd.	1,985	7,899
Insurance Australia Group, Ltd.	6,243	26,133
LendLease Group	1,782	19,146
Macquarie Group, Ltd.	923	57,876
Medibank Pvt, Ltd.	7,817	14,835
Mirvac Group REIT	10,643	18,244
National Australia Bank, Ltd.	7,305	155,798
Newcrest Mining, Ltd.	1,936	32,875
Oil Search, Ltd.	9,481	51,440
QBE Insurance Group, Ltd.	3,826	27,200
Ramsay Health Care, Ltd.	143	8,658
Scentre Group REIT	15,694	56,446
SEEK, Ltd.	1,001	11,919
Sonic Healthcare, Ltd.	795	13,390
Stockland REIT	8,063	29,370
SunCorp. Group, Ltd.	3,146	29,155
Sydney Airport	7,517	40,094
TabCorp. Holdings, Ltd.	901	3,434
Tatts Group, Ltd.	5,634	15,737
Telstra Corp., Ltd.	12,063	47,818
Transurban Group Stapled Security	10,618	92,386
Treasury Wine Estates, Ltd.	2,725	23,022
Wesfarmers, Ltd.	2,749	92,772
Westfield Corp.	4,244	31,600
Westpac Banking Corp.	8,956	202,249
Woolworths, Ltd.	2,298	40,921

		2,089,707

AUSTRIA — 0.0% (a)
ANDRITZ AG	130	7,079
Erste Group Bank AG (b)	480	14,222
Raiffeisen Bank International AG (b)	780	11,882

		33,183

BELGIUM — 0.4%
Ageas	1,101	40,169
Anheuser-Busch InBev SA	2,211	289,719
Colruyt SA	208	11,538
KBC Group NV (b)	562	32,728
Proximus SADP	338	10,098
UCB SA.	260	20,111

Umicore SA	457	28,673

		433,036

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	2,566	34,051

BRAZIL — 0.8%
AES Tiete Energia SA	9,705	47,825
Ambev SA	11,681	71,261
Banco Bradesco SA Preference Shares	6,799	62,092
Banco do Brasil SA.	2,567	18,015
BB Seguridade Participacoes SA	1,287	11,837
BM&FBovespa SA	3,852	19,931
BRF SA	1,287	21,914
CCR SA	3,852	20,085
Cia Energetica de Sao Paulo Class B, Preference Shares	9,739	44,066
Cielo SA	1,852	18,532
Cosan SA Industria e Comercio	5,139	59,649
Embraer SA	1,287	5,550
Equatorial Energia SA	1,034	16,015
Itau Unibanco Holding SA Preference Shares	7,068	77,275
Klabin SA.	1,313	6,887
Kroton Educacional SA	3,852	17,536
Telefonica Brasil SA Preference Shares	1,668	24,105
Tim Participacoes SA	1,607	3,908
Ultrapar Participacoes SA	10,268	224,585
Vale SA Preference Shares	6,400	30,337

		801,405

CANADA — 3.4%
Agnico Eagle Mines, Ltd.	987	53,283
Alimentation Couche-Tard, Inc. Class B	1,287	62,262
AltaGas, Ltd.	5,166	132,624
Bank of Montreal	1,287	84,188
Bank of Nova Scotia	3,103	164,140
Barrick Gold Corp.	2,800	49,491
BCE, Inc.	637	29,367
BlackBerry, Ltd. (b)	793	6,312
Bombardier, Inc. Class B (b)	2,566	3,514
Brookfield Asset Management, Inc. Class A	1,931	67,778
Cameco Corp.	8,964	76,459
Canadian Imperial Bank of Commerce	637	49,307
Canadian National Railway Co.	1,768	115,369
Canadian Pacific Railway, Ltd.	351	53,465
Canadian Tire Corp., Ltd. Class A	200	19,993
CCL Industries, Inc. Class B	217	41,709
CGI Group, Inc. Class A (b)	400	19,019
Constellation Software, Inc.	43	19,350
Dollarama, Inc.	200	15,588
Eldorado Gold Corp.	3,852	15,124
Enbridge, Inc.	5,759	252,664
Fairfax Financial Holdings, Ltd.	100	58,491
First Quantum Minerals, Ltd.	4,122	34,061
Franco-Nevada Corp.	887	61,862
George Weston, Ltd.	200	16,654
GoldCorp., Inc.	3,138	51,693
Inter Pipeline, Ltd.	6,521	137,441
Keyera Corp.	2,286	73,785
Kinross Gold Corp. (b)	3,100	13,044

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Loblaw Cos., Ltd.	429	$22,034
Magna International, Inc.	598	25,626
Manulife Financial Corp.	6,052	85,237
National Bank of Canada	400	14,159
Pembina Pipeline Corp.	5,552	168,894
Power Corp. of Canada	800	16,916
PrairieSky Royalty, Ltd.	8,993	183,042
Restaurant Brands International, Inc.	580	25,817
Rogers Communications, Inc. Class B	1,287	54,506
Royal Bank of Canada	3,692	228,276
Shaw Communications, Inc. Class B	1,000	20,430
Silver Wheaton Corp.	2,915	78,606
SNC-Lavalin Group, Inc.	610	23,917
Sun Life Financial, Inc.	1,287	41,805
Toronto-Dominion Bank	4,289	190,064
TransCanada Corp.	3,814	180,826
Veresen, Inc.	8,842	90,152
Vermilion Energy, Inc.	1,966	76,022
Yamana Gold, Inc.	2,638	11,341

		3,315,707

CHILE — 0.2%
Aguas Andinas SA Class A	121,805	78,092
Antofagasta PLC	10,809	73,574
Cencosud SA.	4,086	12,250
Cia Cervecerias Unidas SA	614	6,192
SACI Falabella.	1,498	10,962
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	403	10,887

		191,957

CHINA — 2.7%
AAC Technologies Holdings, Inc.	1,500	15,076
Agricultural Bank of China, Ltd. Class H	74,000	31,676
Alibaba Group Holding, Ltd. ADR (b)	2,889	305,627
Baidu, Inc. ADR (b)	697	126,903
Bank of China, Ltd. Class H	223,000	101,782
Bank of Communications Co., Ltd. Class H	17,000	12,954
Beijing Capital International Airport Co., Ltd. Class H	26,000	29,466
Beijing Enterprises Water Group, Ltd. (b)	52,000	35,132
Belle International Holdings, Ltd.	13,000	8,917
Brilliance China Automotive Holdings, Ltd.	14,000	15,704
Byd Co., Ltd. Class H (b)	2,000	13,125
CGN Power Co., Ltd. Class H (c)	144,000	42,517
China Cinda Asset Management Co., Ltd. Class H	13,000	4,593
China CITIC Bank Corp., Ltd. Class H	21,000	13,944
China Communications Construction Co., Ltd. Class H	13,000	13,660
China Construction Bank Corp. Class H	224,000	166,066
China Everbright Bank Co., Ltd. Class H	13,000	6,051
China Life Insurance Co., Ltd. Class H	26,000	67,045
China Merchants Bank Co., Ltd. Class H	11,000	27,713
China Merchants Port Holdings Co., Ltd.	8,220	21,886
China Minsheng Banking Corp., Ltd. Class H	11,500	13,256
China Mobile, Ltd.	15,500	187,556
China Oilfield Services, Ltd. Class H	26,000	22,561
China Overseas Land & Investment, Ltd.	12,000	40,691

China Pacific Insurance Group Co., Ltd. Class H .	5,200	19,208
China Resources Land, Ltd.	8,000	22,280
China Telecom Corp., Ltd. Class H	52,000	26,215
China Unicom Hong Kong, Ltd.	14,000	16,805
Chongqing Changan Automobile Co., Ltd. Class B.	2,400	3,911
CITIC Securities Co., Ltd. Class H	6,500	13,795
CITIC, Ltd.	13,000	18,538
COSCO SHIPPING Ports, Ltd.	12,415	12,726
Country Garden Holdings Co., Ltd.	13,000	6,855
CRRC Corp., Ltd. Class H	15,000	13,538
Ctrip.com International, Ltd. ADR (b)	887	41,308
Great Wall Motor Co., Ltd. Class H	19,500	18,982
Guangdong Investment, Ltd.	34,000	54,008
Guangzhou Automobile Group Co., Ltd. Class H .	12,000	15,426
Haitong Securities Co., Ltd. Class H	5,200	8,796
Hengan International Group Co., Ltd.	2,000	16,581
Huaneng Renewables Corp., Ltd. Class H	90,000	31,331
Industrial & Commercial Bank of China, Ltd. Class H	202,000	126,316
JD.com, Inc. ADR (b)	1,837	47,927
Jiangsu Expressway Co., Ltd. Class H	26,000	35,936
Kunlun Energy Co., Ltd.	52,000	39,825
Lenovo Group, Ltd.	26,000	17,231
NetEase, Inc. ADR	207	49,841
New Oriental Education & Technology Group, Inc. ADR (b)	309	14,325
PICC Property & Casualty Co., Ltd. Class H	12,000	19,866
Ping An Insurance Group Co. of China, Ltd. Class H	13,000	67,381
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,600	7,006
Sinopec Engineering Group Co., Ltd. Class H	6,500	5,590
Sinopharm Group Co., Ltd. Class H	5,200	24,974
Sinotrans, Ltd. Class H	32,000	15,513
Tencent Holdings, Ltd.	14,384	395,025
Vipshop Holdings, Ltd. ADR (b)	1,075	15,770
Want Want China Holdings, Ltd.	13,000	8,045
Yangzijiang Shipbuilding Holdings, Ltd.	26,000	14,302
Zhejiang Expressway Co., Ltd. Class H	26,000	27,422

		2,596,499

COLOMBIA — 0.2%
Bancolombia SA Preference Shares	3,403	33,014
Grupo Aval Acciones y Valores SA Preference Shares	62,905	27,521
Grupo de Inversiones Suramericana SA	1,886	24,636
Grupo de Inversiones Suramericana SA
Preference Shares	1,727	22,367
Interconexion Electrica SA ESP	20,061	67,915

		175,453

DENMARK — 0.6%
Carlsberg A/S Class B	248	23,655
Chr Hansen Holding A/S	582	34,608
Coloplast A/S Class B	286	22,186
Danske Bank A/S	1,793	52,334

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Genmab A/S (b)	117	$19,953
ISS A/S	393	16,317
Novo Nordisk A/S Class B	4,995	207,611
Novozymes A/S Class B	1,090	47,953
Pandora A/S	325	39,289
TDC A/S	2,566	15,096
Vestas Wind Systems A/S	676	55,654

		534,656

FINLAND — 0.4%
Elisa Oyj	269	9,925
Kone Oyj Class B	1,628	82,641
Metso Oyj.	429	12,520
Neste Oyj	2,007	85,572
Nokia Oyj (d)	13,328	77,286
Nokia Oyj (d)	1,869	10,815
Nokian Renkaat Oyj	377	13,748
Sampo Oyj Class A	1,289	57,364
Wartsila Oyj Abp	551	24,812

		374,683

FRANCE — 2.9%
Aeroports de Paris	273	27,084
Airbus Group SE	1,833	110,906
Atos SE	252	27,164
AXA SA	7,023	149,483
BNP Paribas SA	3,093	159,093
Bollore SA	11,472	39,901
Bureau Veritas SA	663	14,227
Cap Gemini SA	403	39,483
Carrefour SA.	975	25,272
Christian Dior SE	169	30,302
CNP Assurances.	1,335	22,437
Credit Agricole SA	4,085	40,297
Danone SA	1,828	135,687
Dassault Systemes	223	19,354
Edenred	1,370	32,047
Essilor International SA	568	73,279
Eutelsat Communications SA	284	5,882
Fonciere Des Regions	54	5,034
Gecina SA REIT	130	20,475
Groupe Eurotunnel SE	2,364	25,600
Hermes International	69	28,090
Iliad SA	52	10,916
Ingenico Group SA	147	12,848
Kering	273	55,085
Klepierre REIT	675	30,949
L’Oreal SA	858	162,085
Lagardere SCA	260	6,622
Legrand SA.	778	45,884
LVMH Moet Hennessy Louis Vuitton SE	767	130,845
Natixis SA	2,028	9,456
Orange SA	5,485	85,865
Pernod Ricard SA	742	87,847
Peugeot SA (b)	832	12,711
Publicis Groupe SA.	545	41,232
Remy Cointreau SA	117	9,989
Renault SA	702	57,701
Rexel SA	1,806	27,694
Safran SA	854	61,422

Sanofi	3,275	248,945
Schneider Electric SE	2,002	139,626
SCOR SE	592	18,409
Societe BIC SA	78	11,540
Societe Generale SA	2,553	88,310
Sodexo SA	274	32,640
Technip SA	1,252	76,921
Thales SA.	333	30,683
Unibail-Rodamco SE	299	80,644
Valeo SA	513	29,938
Vinci SA	1,259	96,381
Vivendi SA	3,839	77,441
Zodiac Aerospace	845	20,583

		2,832,309

GERMANY — 2.8%
adidas AG	540	93,759
Allianz SE	1,439	213,625
BASF SE	1,799	153,873
Bayer AG	1,896	190,551
Bayerische Motoren Werke AG	1,248	104,921
Bayerische Motoren Werke AG Preference Shares	150	11,062
Beiersdorf AG	257	24,246
Brenntag AG	650	35,504
Commerzbank AG	5,055	32,596
Continental AG	208	43,746
Daimler AG.	3,036	213,958
Deutsche Bank AG (b)	4,671	60,734
Deutsche Boerse AG (b)	317	25,703
Deutsche Post AG	1,963	61,371
Deutsche Telekom AG	8,232	138,027
Deutsche Wohnen AG	965	35,088
Fraport AG Frankfurt Airport Services Worldwide	364	19,915
Fresenius Medical Care AG & Co. KGaA	480	41,946
Fresenius SE & Co. KGaA	1,119	89,297
GEA Group AG	455	25,265
Hannover Rueck SE	167	17,893
Henkel AG & Co. KGaA	267	31,086
Henkel AG & Co. KGaA Preference Shares	549	74,653
HUGO BOSS AG	91	5,034
Infineon Technologies AG	2,128	37,976
Merck KGaA.	390	42,036
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	571	106,521
Porsche Automobil Holding SE Preference Shares	700	35,742
ProSiebenSat.1 Media SE	493	21,120
SAP SE	2,681	243,804
Siemens AG	2,360	276,356
Symrise AG	910	66,708
Telefonica Deutschland Holding AG	3,522	14,174
Volkswagen AG Preference Shares	486	63,874
Volkswagen AG	52	7,547
Vonovia SE	1,208	45,756

		2,705,467

GREECE — 0.0% (a)
Alpha Bank AE (b)	2,247	3,737
Eurobank Ergasias SA (b)	199	114

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

FF Group (b)	208	$5,166
Hellenic Telecommunications Organization SA	601	5,268
JUMBO SA	536	6,686
National Bank of Greece SA (b)	238	49
OPAP SA	575	4,859
Piraeus Bank SA (b)	45	7

		25,886

HONG KONG — 1.5%
AIA Group, Ltd.	29,200	194,078
BOC Hong Kong Holdings, Ltd.	6,500	21,957
Cheung Kong Infrastructure Holdings, Ltd.	13,000	111,798
Cheung Kong Property Holdings, Ltd.	7,459	54,433
CK Hutchison Holdings, Ltd.	13,000	165,267
Galaxy Entertainment Group, Ltd.	9,000	33,884
GCL-Poly Energy Holdings, Ltd.	26,000	3,453
Hanergy Thin Film Power Group, Ltd. (b) (e)	24,000	—
Hang Lung Properties, Ltd.	13,000	29,232
Henderson Land Development Co., Ltd.	3,300	19,572
Hong Kong & China Gas Co., Ltd.	79,200	149,496
Hong Kong Exchanges and Clearing, Ltd.	2,693	70,763
Hongkong Land Holdings, Ltd.	3,000	21,300
Jardine Matheson Holdings, Ltd.	800	48,488
Li & Fung, Ltd.	26,000	13,308
Link REIT	6,500	47,770
MTR Corp., Ltd.	13,380	73,663
New World Development Co., Ltd.	27,748	36,062
Sands China, Ltd.	5,200	22,561
Sun Art Retail Group, Ltd.	6,500	4,484
Sun Hung Kai Properties, Ltd.	13,000	196,275
Swire Properties, Ltd.	5,200	15,219
Wharf Holdings, Ltd.	13,000	94,618

		1,427,681

INDIA — 0.8%
Adani Ports & Special Economic Zone, Ltd.	6,706	25,860
Asian Paints, Ltd.	2,902	50,591
Axis Bank, Ltd.	2,206	17,937
Bharat Petroleum Corp., Ltd.	11,439	105,250
Bharti Airtel, Ltd.	3,437	16,209
Bharti Infratel, Ltd.	2,300	12,619
Cairn India, Ltd.	23,211	69,741
HCL Technologies, Ltd.	1,506	18,093
Hindustan Unilever, Ltd.	2,090	27,243
Housing Development Finance Corp., Ltd.	2,737	57,283
ICICI Bank, Ltd. ADR	1,434	10,712
Infosys, Ltd. ADR	5,050	79,689
ITC, Ltd.	9,790	35,488
Larsen & Toubro, Ltd. GDR	1,016	21,742
Mahindra & Mahindra, Ltd. GDR	855	18,126
Maruti Suzuki India, Ltd.	321	26,408
Reliance Industries, Ltd.	3,453	56,203
State Bank of India GDR	472	17,582
Sun Pharmaceutical Industries, Ltd.	2,154	24,028
Tata Consultancy Services, Ltd.	1,413	51,588
Tata Motors, Ltd.	2,144	17,223
Tata Motors, Ltd. ADR	634	25,347
Wipro, Ltd. ADR	1,222	11,866

		796,828

INDONESIA — 0.3%
Astra International Tbk PT	70,200	44,376
Bank Central Asia Tbk PT	19,500	23,458
Bank Mandiri Persero Tbk PT	26,000	22,312
Bank Rakyat Indonesia Persero Tbk PT	26,000	24,305
Charoen Pokphand Indonesia Tbk PT	19,500	5,230
Hanjaya Mandala Sampoerna Tbk PT	62,500	18,916
Jasa Marga Persero Tbk PT	26,000	9,164
Perusahaan Gas Negara Persero Tbk	192,700	42,376
Telekomunikasi Indonesia Persero Tbk PT	156,000	51,518
Unilever Indonesia Tbk PT	6,500	22,188
United Tractors Tbk PT	6,500	8,815

		272,658

IRELAND — 0.2%
Bank of Ireland (b)	55,563	11,614
Experian PLC	3,373	67,651
Kerry Group PLC Class A	377	31,419
XL Group, Ltd.	1,287	43,282

		153,966

ISRAEL — 0.2%
Bank Leumi Le-Israel BM (b)	1,665	6,323
Bezeq The Israeli Telecommunication Corp., Ltd.	4,081	7,689
Check Point Software Technologies, Ltd. (b)	257	19,946
Teva Pharmaceutical Industries, Ltd.	2,378	114,017

		147,975

ITALY — 0.5%
Assicurazioni Generali SpA	4,056	49,501
Atlantia SpA	1,686	42,802
Ferrari NV	303	15,742
Intesa Sanpaolo SpA	33,030	73,273
Luxottica Group SpA	455	21,742
Mediobanca SpA	1,885	12,265
Snam SpA	18,751	104,013
Telecom Italia SpA/Milano (b) (d)	9,493	7,884
Telecom Italia RSP/Milano (b) (d)	40,922	27,777
Terna Rete Elettrica Nazionale SpA	10,799	55,680
UniCredit SpA	17,557	40,882
Unione di Banche Italiane SpA	1,222	2,815
UnipolSai SpA.	3,995	6,501

		460,877

JAPAN — 8.4%
Aeon Co., Ltd.	2,100	30,878
Alfresa Holdings Corp.	1,300	27,306
Amada Holdings Co., Ltd.	1,300	13,402
Asahi Group Holdings, Ltd.	1,300	47,063
Astellas Pharma, Inc.	5,400	83,908
Bridgestone Corp.	1,200	43,917
Brother Industries, Ltd.	1,300	22,607
Canon, Inc.	3,900	112,592
Central Japan Railway Co.	1,300	220,935
Chugai Pharmaceutical Co., Ltd.	1,300	46,665
Dai-ichi Life Insurance Co., Ltd.	3,700	50,112
Daiichi Sankyo Co., Ltd.	1,300	31,003
Daikin Industries, Ltd.	1,300	120,044
Daito Trust Construction Co., Ltd.	100	15,973
Daiwa House Industry Co., Ltd.	1,600	43,537

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Daiwa Securities Group, Inc.	13,000	$72,455
Denso Corp.	1,900	75,051
Dentsu, Inc.	1,300	65,600
East Japan Railway Co.	1,300	116,565
Eisai Co., Ltd.	700	43,459
FANUC Corp.	1,300	218,368
Fast Retailing Co., Ltd.	200	63,773
Fuji Heavy Industries, Ltd.	2,600	96,410
FUJIFILM Holdings Corp.	1,300	47,730
Fujitsu, Ltd.	3,000	15,998
Hankyu Hanshin Holdings, Inc.	600	20,560
Hino Motors, Ltd.	1,300	13,749
Hitachi Chemical Co., Ltd.	1,300	29,604
Hitachi Construction Machinery Co., Ltd.	1,300	25,662
Hitachi Metals, Ltd.	2,900	35,282
Hitachi, Ltd.	13,000	60,157
Honda Motor Co., Ltd.	4,400	125,463
Hoya Corp.	1,300	51,838
IHI Corp.	5,000	14,319
Isuzu Motors, Ltd.	1,300	15,142
ITOCHU Corp.	6,000	74,774
Japan Exchange Group, Inc.	1,200	18,545
Japan Post Bank Co., Ltd.	1,900	22,421
Japan Post Holdings Co., Ltd.	2,232	27,838
Japan Real Estate Investment Corp.	3	17,923
Japan Tobacco, Inc.	3,300	134,229
Kajima Corp.	2,000	13,904
Kansai Paint Co., Ltd.	2,000	43,510
Kao Corp.	1,300	73,059
Kawasaki Heavy Industries, Ltd.	5,000	15,306
KDDI Corp.	5,000	153,804
Keio Corp.	2,000	17,380
Keisei Electric Railway Co., Ltd.	500	12,408
Keyence Corp.	100	72,542
Kirin Holdings Co., Ltd.	1,300	21,458
Koito Manufacturing Co., Ltd.	300	14,457
Komatsu, Ltd.	3,900	88,387
Kubota Corp.	3,300	49,322
Kyocera Corp.	1,300	61,916
Lawson, Inc.	300	23,611
M3, Inc.	500	16,985
Makita Corp.	400	28,282
Marubeni Corp.	12,500	63,633
Maruichi Steel Tube, Ltd.	700	24,056
Mazda Motor Corp.	1,300	19,661
Medipal Holdings Corp.	900	15,491
MEIJI Holdings Co., Ltd.	300	29,596
Mitsubishi Corp.	4,400	99,284
Mitsubishi Electric Corp.	13,000	164,642
Mitsubishi Estate Co., Ltd.	3,000	55,932
Mitsubishi Heavy Industries, Ltd.	13,000	53,802
Mitsubishi Motors Corp.	1,300	6,021
Mitsubishi UFJ Financial Group, Inc.	37,800	188,543
Mitsui & Co., Ltd.	6,800	93,373
Mitsui Fudosan Co., Ltd.	3,000	63,265
Mizuho Financial Group, Inc.	77,800	129,532
MS&AD Insurance Group Holdings, Inc.	1,800	49,584
Murata Manufacturing Co., Ltd.	500	64,336
NEC Corp.	10,000	25,576
Nidec Corp.	1,300	118,902

Nikon Corp.	1,300	19,308
Nintendo Co., Ltd.	300	78,818
Nippon Building Fund, Inc.	3	18,990
Nippon Paint Holdings Co., Ltd.	1,200	39,698
Nippon Telegraph & Telephone Corp.	1,900	86,571
Nissan Motor Co., Ltd.	7,800	75,693
Nitori Holdings Co., Ltd.	200	23,799
Nitto Denko Corp.	1,300	83,521
Nomura Holdings, Inc.	13,000	57,269
NTT DOCOMO, Inc.	4,100	103,730
Obayashi Corp.	1,700	16,737
Odakyu Electric Railway Co., Ltd.	1,000	22,120
Olympus Corp.	1,300	44,932
Omron Corp.	500	17,800
Ono Pharmaceutical Co., Ltd.	1,000	27,714
Oriental Land Co., Ltd.	700	42,402
ORIX Corp.	3,600	52,526
Otsuka Holdings Co., Ltd.	1,300	58,912
Panasonic Corp.	5,200	51,453
Rakuten, Inc.	2,600	33,660
Recruit Holdings Co., Ltd.	500	20,293
Resona Holdings, Inc.	9,100	37,949
Ricoh Co., Ltd.	800	7,189
SBI Holdings, Inc.	1,300	15,354
Secom Co., Ltd.	1,300	96,385
Sekisui House, Ltd.	2,600	43,930
Seven & i Holdings Co., Ltd.	2,600	122,137
Shimano, Inc.	200	29,467
Shimizu Corp.	2,000	17,775
Shin-Etsu Chemical Co., Ltd.	1,300	89,889
Shionogi & Co., Ltd.	1,300	66,139
Shiseido Co., Ltd.	1,300	34,206
SMC Corp.	200	57,058
SoftBank Group Corp.	2,600	167,454
Sompo Japan Nipponkoa Holdings, Inc.	1,300	38,070
Sony Corp.	3,500	113,815
Sumitomo Corp.	8,100	89,827
Sumitomo Electric Industries, Ltd.	1,100	15,381
Sumitomo Heavy Industries, Ltd.	4,000	19,513
Sumitomo Metal Mining Co., Ltd.	13,000	177,993
Sumitomo Mitsui Financial Group, Inc.	3,900	130,173
Sumitomo Mitsui Trust Holdings, Inc.	1,300	41,979
Sumitomo Realty & Development Co., Ltd.	1,000	25,651
Suntory Beverage & Food, Ltd.	400	17,183
Suzuki Motor Corp.	1,300	43,134
Sysmex Corp.	300	22,041
T&D Holdings, Inc.	2,600	29,000
Taisei Corp.	3,000	22,367
Takeda Pharmaceutical Co., Ltd.	2,600	123,832
Terumo Corp.	700	26,717
Toho Gas Co., Ltd.	13,000	121,059
Tokio Marine Holdings, Inc.	2,200	83,294
Tokyo Electron, Ltd.	500	43,831
Tokyo Gas Co., Ltd.	13,000	57,461
Tokyu Corp.	13,000	98,593
Tokyu Fudosan Holdings Corp.	1,300	6,997
Toyota Industries Corp.	800	36,735
Toyota Motor Corp.	7,800	445,131
Toyota Tsusho Corp.	1,300	29,925
Unicharm Corp.	1,300	33,487

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Yahoo! Japan Corp.	3,900	$15,482
Yakult Honsha Co., Ltd.	300	13,450
Yamato Holdings Co., Ltd.	1,300	30,085

		8,097,501

LUXEMBOURG — 0.0% (a)
RTL Group SA (b)	130	10,801
SES SA	663	16,269

		27,070

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	5,200	9,024
Wynn Macau, Ltd.	5,200	8,609

		17,633

MALAYSIA — 0.3%
CIMB Group Holdings Bhd	13,464	15,334
Gamuda Bhd	12,000	14,218
Genting Bhd	11,700	22,435
Genting Malaysia Bhd	8,900	9,792
IJM Corp. Bhd.	15,600	12,109
IOI Properties Group Bhd	9,450	5,690
Malayan Banking Bhd	12,632	22,909
Petronas Chemicals Group Bhd	14,300	22,995
Petronas Dagangan Bhd	10,300	58,530
Petronas Gas Bhd	18,500	97,700
PPB Group Bhd	3,900	15,259
SapuraKencana Petroleum Bhd (b)	51,200	19,438

		316,409

MEXICO — 0.4%
America Movil SAB de CV Series L	74,048	42,355
Coca-Cola Femsa SAB de CV Series L	1,287	9,686
Fibra Uno Administracion SA de CV REIT	5,420	9,919
Fomento Economico Mexicano SAB de CV	5,138	47,455
Fresnillo PLC	1,019	24,012
Grupo Aeroportuario del Pacifico SAB de CV Class B.	1,287	12,243
Grupo Aeroportuario del Sureste SAB de CV Class B.	1,300	19,095
Grupo Financiero Banorte SAB de CV Series O	2,338	12,283
Grupo Mexico SAB de CV Series B	39,587	96,914
Grupo Televisa SAB Series CPO	5,138	26,450
OHL Mexico SAB de CV (b)	11,196	14,879
Promotora y Operadora de Infraestructura SAB de CV	1,500	16,125
Wal-Mart de Mexico SAB de CV	17,973	39,543

		370,959

NETHERLANDS — 1.0%
Aegon NV	10,095	38,697
AerCap Holdings NV (b)	674	25,942
Akzo Nobel NV	309	20,936
Altice NV Class A (b)	1,556	27,926
ASML Holding NV.	1,001	109,894
Gemalto NV	182	11,675
Heineken NV	715	62,923
ING Groep NV	12,221	150,936
Koninklijke Ahold Delhaize NV	1,545	35,229
Koninklijke KPN NV	8,336	27,682
Koninklijke Philips NV	3,160	93,681

Koninklijke Vopak NV	1,795	94,244
NN Group NV	789	24,251
NXP Semiconductors NV (b)	794	80,996
Randstad Holding NV	598	27,251
Royal Dutch Shell PLC Class A	76	1,890
Royal Dutch Shell PLC Class B	4,074	105,684
Steinhoff International Holdings NV	8,899	50,833
Wolters Kluwer NV.	375	16,054

		1,006,724

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,681	8,985
Meridian Energy, Ltd.	30,275	57,241

		66,226

NORWAY — 0.2%
DNB ASA	3,379	44,265
Gjensidige Forsikring ASA	520	9,707
Marine Harvest ASA (b)	2,318	41,503
Orkla ASA	4,954	51,199
Schibsted ASA Class A	578	16,974
Telenor ASA	2,990	51,291

		214,939

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	1,400	19,376
Credicorp, Ltd.	234	35,619

		54,995

PHILIPPINES — 0.1%
Aboitiz Power Corp.	58,500	55,068
Energy Development Corp.	49,300	6,008
International Container Terminal Services, Inc.	2,600	4,128
JG Summit Holdings, Inc.	5,110	7,850
PLDT, Inc.	325	11,473
SM Investments Corp.	540	7,500
SM Prime Holdings, Inc.	24,700	14,338
Universal Robina Corp.	1,560	5,726

		112,091

POLAND — 0.1%
Bank Pekao SA	455	14,706
Bank Zachodni WBK SA	104	8,452
Cyfrowy Polsat SA (b)	936	5,992
mBank SA (b)	52	4,643
Powszechna Kasa Oszczednosci Bank Polski SA .	3,392	23,140
Powszechny Zaklad Ubezpieczen SA	2,791	17,778

		74,711

PORTUGAL — 0.0% (a)
Galp Energia SGPS SA	1,078	14,737

QATAR — 0.1%
Barwa Real Estate Co.	679	6,311
Industries Qatar QSC	455	13,492
Qatar Gas Transport Co., Ltd.	13,949	90,389

		110,192

RUSSIA — 0.3%
Magnit PJSC GDR	1,517	63,244
MegaFon PJSC GDR	1,300	12,415

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Mobile TeleSystems PJSC ADR	3,852	$29,391
Moscow Exchange MICEX-RTS PJSC (b)	15,653	31,529
Rostelecom PJSC ADR	2,985	22,357
Sberbank of Russia PJSC ADR	12,071	113,202
VTB Bank PJSC GDR	15,798	35,166

		307,304

SINGAPORE — 0.8%
Ascendas REIT	13,450	24,859
Broadcom, Ltd.	1,088	187,702
DBS Group Holdings, Ltd.	13,437	151,670
Genting Singapore PLC	26,000	14,302
Global Logistic Properties, Ltd.	13,000	17,830
Hutchison Port Holdings Trust	59,600	26,522
Oversea-Chinese Banking Corp., Ltd.	13,777	87,404
Singapore Technologies Engineering, Ltd.	7,000	16,583
Singapore Telecommunications, Ltd.	28,200	82,111
United Overseas Bank, Ltd.	3,372	46,569
UOL Group, Ltd.	13,240	54,477
Wilmar International, Ltd.	7,700	18,185

		728,214

SOUTH AFRICA — 0.7%
Aspen Pharmacare Holdings, Ltd.	754	16,998
Barclays Africa Group, Ltd.	845	9,279
Bidvest Group, Ltd.	754	8,860
Brait SE (b)	1,259	10,115
FirstRand, Ltd.	13,366	46,169
Fortress Income Fund, Ltd. Class A	17,041	20,138
Foschini Group, Ltd.	741	7,517
Growthpoint Properties, Ltd. REIT	15,062	27,722
Hyprop Investments, Ltd.	1,569	13,787
Investec PLC	1,820	11,135
Mediclinic International PLC	1,153	13,877
Mr. Price Group, Ltd.	312	3,443
MTN Group, Ltd.	5,342	45,630
Naspers, Ltd. Class N	1,259	217,464
Nedbank Group, Ltd.	949	15,345
Redefine Properties, Ltd. REIT	38,565	32,055
Resilient REIT, Ltd.	1,433	11,946
RMB Holdings, Ltd.	5,186	22,149
Sanlam, Ltd.	4,250	19,718
Shoprite Holdings, Ltd.	1,131	15,741
SPAR Group, Ltd.	493	6,891
Standard Bank Group, Ltd.	5,147	52,652
Truworths International, Ltd.	1,277	6,593
Vodacom Group, Ltd.	1,846	20,692
Woolworths Holdings, Ltd.	2,404	13,512

		669,428

SOUTH KOREA — 1.4%
Amorepacific Corp.	85	30,022
AMOREPACIFIC Group	130	19,535
BNK Financial Group, Inc.	476	3,708
Celltrion, Inc. (b)	210	20,288
Coway Co., Ltd.	130	11,261
Daelim Industrial Co., Ltd.	234	17,613
Daewoo Engineering & Construction Co., Ltd. (b)	1,027	5,931
Dongbu Insurance Co., Ltd.	130	8,050
GS Engineering & Construction Corp. (b)	247	6,582

Hana Financial Group, Inc.	1,027	25,970
Hanwha Corp.	791	25,173
Hanwha Life Insurance Co., Ltd.	897	4,691
Hyundai Development Co-Engineering & Construction	260	12,111
Hyundai Engineering & Construction Co., Ltd.	338	12,046
Hyundai Glovis Co., Ltd.	39	6,409
Hyundai Mobis Co., Ltd.	217	54,184
Hyundai Motor Co	199	24,483
Hyundai Motor Co. Preference Shares (d)	156	14,944
Hyundai Motor Co. Preference Shares (d)	156	14,235
Industrial Bank of Korea	897	9,733
Kakao Corp.	52	3,862
Kangwon Land, Inc.	640	22,837
KB Financial Group, Inc.	1,170	40,209
Kia Motors Corp.	631	24,149
Korea Aerospace Industries, Ltd.	130	9,006
Korea Gas Corp.	767	30,782
Korea Zinc. Co., Ltd.	183	79,923
KT&G Corp.	438	49,712
LG Household & Health Care, Ltd.	26	22,545
Lotte Shopping Co., Ltd.	26	4,875
Mirae Asset Daewoo Co., Ltd.	640	4,538
NAVER Corp.	78	62,536
NCSoft Corp.	52	13,952
Orion Corp.	13	9,762
Paradise Co., Ltd.	260	3,754
S-1 Corp.	104	9,585
Samsung C&T Corp.	197	26,652
Samsung Card Co., Ltd.	156	7,096
Samsung Electronics Co., Ltd.	259	375,795
Samsung Electronics Co., Ltd. Preference Shares .	65	76,134
Samsung Fire & Marine Insurance Co., Ltd.	91	23,094
Samsung Life Insurance Co., Ltd.	195	18,679
Samsung SDI Co., Ltd.	104	9,065
Samsung SDS Co., Ltd.	101	14,123
Samsung Securities Co., Ltd.	182	5,718
Shinhan Financial Group Co., Ltd.	1,287	46,918
SK Holdings Co., Ltd.	171	32,916
SK Hynix, Inc.	118	4,307
SK Telecom Co., Ltd.	65	13,338
Woori Bank.	1,417	14,667

		1,387,498

SPAIN — 1.0%
Abertis Infraestructuras SA	3,375	52,568
Aena SA (c)	198	29,216
Amadeus IT Group SA Class A	712	35,582
Banco Bilbao Vizcaya Argentaria SA	19,791	119,702
Banco de Sabadell SA	9,925	12,715
Banco Popular Espanol SA	8,325	10,301
Banco Santander SA	43,415	192,573
Bankia SA	10,797	8,858
CaixaBank SA	11,019	27,850
Enagas SA	3,170	95,384
Ferrovial SA	735	15,653
Industria de Diseno Textil SA	2,754	102,133
Mapfre SA	5,581	15,617

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Red Electrica Corp. SA	5,568	$120,172
Telefonica SA	12,850	130,184

		968,508

SWEDEN — 0.9%
Alfa Laval AB	1,027	16,123
Assa Abloy AB Class B	2,028	41,259
Atlas Copco AB Class A	2,997	90,357
Atlas Copco AB Class B	190	5,198
Autoliv, Inc.	208	22,214
Boliden AB	5,197	122,291
Electrolux AB Series B	247	6,201
Getinge AB Class B	312	6,056
Hennes & Mauritz AB Class B	2,417	68,272
Hexagon AB Class B	286	12,505
Investor AB Class B	1,576	57,706
Kinnevik AB Class B	598	15,272
Lundin Petroleum AB (b)	3,300	60,435
Nordea Bank AB	7,631	75,843
Sandvik AB.	2,655	29,239
Skandinaviska Enskilda Banken AB Class A	2,534	25,496
SKF AB Class B	403	6,967
Svenska Handelsbanken AB Class A	2,958	40,707
Swedbank AB Class A	1,364	32,096
Telefonaktiebolaget LM Ericsson Class B	7,985	57,739
Telia Co. AB	8,973	40,239
Volvo AB Class B	5,290	60,449

		892,664

SWITZERLAND — 3.0%
ABB, Ltd. (b)	5,176	116,452
Actelion, Ltd. (b)	182	31,579
Adecco Group AG	598	33,743
Chocoladefabriken Lindt & Spruengli AG	3	17,377
Cie Financiere Richemont SA	1,429	87,267
Credit Suisse Group AG (b)	5,304	69,542
EMS-Chemie Holding AG	61	32,816
Geberit AG	65	28,524
Givaudan SA	50	101,970
Julius Baer Group, Ltd. (b)	377	15,373
Kuehne + Nagel International AG	182	26,472
Nestle SA	8,236	650,367
Novartis AG	6,034	475,549
Roche Holding AG	1,793	445,753
Schindler Holding AG	91	17,104
SGS SA	10	22,437
Sika AG	13	63,351
Swatch Group AG.	65	18,419
Swiss Life Holding AG (b)	78	20,236
Swiss Re AG	927	83,816
Swisscom AG	39	18,575
Syngenta AG	286	125,387
TE Connectivity, Ltd.	1,074	69,144
UBS Group AG	10,036	136,967
Wolseley PLC	838	47,407
Zurich Insurance Group AG (b)	429	110,635

		2,866,262

TAIWAN — 1.2%
Acer, Inc. (b)	35,000	16,246

Advanced Semiconductor Engineering, Inc.	13,000	15,594
Asustek Computer, Inc.	3,000	26,750
Catcher Technology Co., Ltd.	2,000	16,238
Cathay Financial Holding Co., Ltd.	26,000	33,262
China Development Financial Holding Corp.	52,000	13,272
Chunghwa Telecom Co., Ltd.	13,000	45,828
CTBC Financial Holding Co., Ltd.	55,888	32,450
Delta Electronics, Inc.	4,000	21,311
E.Sun Financial Holding Co., Ltd.	15,447	8,797
Far EasTone Telecommunications Co., Ltd.	13,000	30,690
Formosa Plastics Corp.	13,000	32,266
Foxconn Technology Co., Ltd.	7,070	20,706
Fubon Financial Holding Co., Ltd.	26,000	38,404
Hon Hai Precision Industry Co., Ltd.	6,820	17,188
Inventec Corp.	13,000	10,617
MediaTek, Inc.	13,000	99,329
Mega Financial Holding Co., Ltd.	25,922	18,235
Novatek Microelectronics Corp.	4,000	14,101
Pou Chen Corp.	13,000	18,290
President Chain Store Corp.	3,000	23,831
Quanta Computer, Inc.	13,000	27,124
Ruentex Development Co., Ltd. (b)	14,609	17,780
Shin Kong Financial Holding Co., Ltd. (b)	40,469	8,895
SinoPac Financial Holdings Co., Ltd.	29,154	8,603
Taiwan Fertilizer Co., Ltd.	29,000	38,857
Taiwan Mobile Co., Ltd.	13,000	46,657
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	360,977
Teco Electric and Machinery Co., Ltd.	13,000	11,198
Uni-President Enterprises Corp.	7,000	13,131
Yuanta Financial Holding Co., Ltd.	66,573	23,787

		1,110,414

THAILAND — 0.2%
Advanced Info Service PCL (f)	2,600	12,006
Airports of Thailand PCL (f)	2,600	29,939
Bangkok Bank PCL NVDR	3,900	18,290
BTS Group Holdings PCL (f)	81,300	20,296
Charoen Pokphand Foods PCL (f)	175	160
CP ALL PCL (f)	10,400	18,459
Energy Absolute PCL (f)	58,500	43,474
Kasikornbank PCL NVDR	3,000	16,234
Siam Commercial Bank PCL (f)	5,200	22,211
Thai Oil PCL (f)	8,300	16,408

		197,477

TURKEY — 0.0% (a)
Akbank TAS	3,029	8,116
TAV Havalimanlari Holding A/S	780	3,216
Tupras Turkiye Petrol Rafinerileri A/S	618	11,698
Turkcell Iletisim Hizmetleri A/S (b)	78	252
Turkiye Garanti Bankasi A/S	3,852	10,205
Turkiye Halk Bankasi A/S	1,550	4,711
Turkiye Is Bankasi	3,631	5,748

		43,946

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	4,713
DP World, Ltd.	644	12,204
Emaar Properties PJSC	7,147	13,815

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Emirates Telecommunications Group Co. PJSC	5,037	$27,427
First Gulf Bank PJSC	1,079	3,467

		61,626

UNITED KINGDOM — 5.9%
3i Group PLC	2,112	17,846
Aberdeen Asset Management PLC	3,146	13,335
Admiral Group PLC	351	9,342
Ashtead Group PLC	1,872	30,907
Associated British Foods PLC	780	26,344
AstraZeneca PLC	3,567	231,862
Auto Trader Group PLC (c)	2,386	12,568
Aviva PLC	13,071	74,793
Babcock International Group PLC	622	8,363
BAE Systems PLC	9,129	62,139
Barclays PLC	56,863	123,946
Barratt Developments PLC	3,952	25,376
Berkeley Group Holdings PLC	501	16,791
British American Tobacco PLC	5,562	356,194
British Land Co. PLC REIT	5,234	43,003
BT Group PLC	24,067	121,629
Bunzl PLC	861	25,500
Burberry Group PLC	1,429	25,598
Capita PLC	2,365	20,583
CNH Industrial NV	2,616	18,727
Cobham PLC.	4,933	10,746
Coca-Cola European Partners PLC	637	25,416
Compass Group PLC	4,772	92,672
Croda International PLC	1,054	47,701
DCC PLC	269	24,548
Delphi Automotive PLC	728	51,921
Diageo PLC	7,305	209,759
Direct Line Insurance Group PLC	1,417	6,715
Dixons Carphone PLC	1,729	8,276
GlaxoSmithKline PLC	12,940	276,173
Hammerson PLC	4,597	35,053
Hargreaves Lansdown PLC	429	7,094
HSBC Holdings PLC	60,265	453,031
ICAP PLC	1,602	9,700
IMI PLC	1,538	21,457
Imperial Brands PLC	3,011	155,415
Inmarsat PLC	728	6,667
Intertek Group PLC	549	24,882
Intu Properties PLC	5,410	20,830
ITV PLC	11,734	28,534
Johnson Matthey PLC	1,231	52,673
Kingfisher PLC	6,257	30,634
Land Securities Group PLC REIT	3,710	50,988
Legal & General Group PLC	18,154	51,574
Liberty Global PLC Class A (b)	949	32,437
Liberty Global PLC Series C (b)	1,131	37,368
Liberty Global PLC LiLAC Class A (b)	118	3,256
Liberty Global PLC LiLAC Class C (b)	141	3,955
Lloyds Banking Group PLC	178,431	126,437
London Stock Exchange Group PLC	663	24,115
Marks & Spencer Group PLC	5,060	21,763
Meggitt PLC	4,432	25,965
National Grid PLC	16,329	231,628
Next PLC	319	19,791
Old Mutual PLC.	13,098	34,437

Pearson PLC	2,566	25,099
Pentair PLC	789	50,685
Persimmon PLC	1,129	26,618
Petrofac, Ltd.	2,860	33,120
Prudential PLC	7,426	131,818
Randgold Resources, Ltd.	437	44,193
Reckitt Benckiser Group PLC	1,950	184,026
RELX NV	1,262	22,685
RELX PLC	2,545	48,366
Rolls-Royce Holdings PLC (b)	5,905	55,228
Royal Bank of Scotland Group PLC (b)	13,267	30,814
Royal Mail PLC	2,028	12,895
RSA Insurance Group PLC	2,210	15,674
SABMiller PLC	2,585	150,938
Sage Group PLC	3,133	30,035
Schroders PLC.	372	13,028
Segro PLC	2,576	15,185
Severn Trent PLC	4,038	131,396
Sky PLC.	2,933	34,061
Smith & Nephew PLC	2,214	35,777
Smiths Group PLC	2,002	38,073
Standard Chartered PLC (b)	9,786	79,870
Standard Life PLC	5,158	23,042
Taylor Wimpey PLC	10,549	21,117
Tesco PLC (b)	15,900	37,787
Travis Perkins PLC	1,222	24,509
Unilever NV	4,398	203,012
Unilever PLC	3,551	168,573
United Utilities Group PLC	10,233	133,325
Vodafone Group PLC	78,868	227,182
Weir Group PLC	1,012	22,348
Whitbread PLC	676	34,387
William Hill PLC	3,581	14,151
WPP PLC	4,228	99,628

		5,747,102

UNITED STATES — 52.8%
3M Co.	1,667	293,775
Abbott Laboratories	4,471	189,079
AbbVie, Inc.	4,080	257,326
Accenture PLC Class A	1,859	227,114
Activision Blizzard, Inc.	1,787	79,164
Acuity Brands, Inc.	108	28,577
Adobe Systems, Inc. (b)	1,287	139,691
Advance Auto Parts, Inc.	169	25,201
Aetna, Inc.	1,087	125,494
Affiliated Managers Group, Inc. (b)	143	20,692
Aflac, Inc.	1,359	97,671
Agilent Technologies, Inc.	1,287	60,605
Akamai Technologies, Inc. (b)	416	22,044
Albemarle Corp.	500	42,745
Alexandria Real Estate Equities, Inc.	200	21,754
Alexion Pharmaceuticals, Inc. (b)	593	72,666
Alkermes PLC (b)	333	15,661
Allergan PLC (b)	1,073	247,123
Alliance Data Systems Corp. (b)	130	27,889
Allstate Corp.	1,287	89,035
Ally Financial, Inc.	1,793	34,910
Alnylam Pharmaceuticals, Inc. (b)	180	12,200
Alphabet, Inc. Class A (b)	763	613,498
Alphabet, Inc. Class C (b)	794	617,168

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Altria Group, Inc.	5,555	$351,243
Amazon.com, Inc. (b)	1,027	859,917
American Capital Agency Corp.	1,978	38,650
American Express Co.	2,186	139,991
American International Group, Inc.	3,771	223,771
American Tower Corp. REIT	1,112	126,023
American Water Works Co., Inc.	2,264	169,438
Ameriprise Financial, Inc.	624	62,256
AMETEK, Inc.	745	35,596
Amgen, Inc.	1,941	323,778
Amphenol Corp. Class A	506	32,850
Analog Devices, Inc.	1,287	82,947
Annaly Capital Management, Inc.	4,538	47,649
Anthem, Inc.	789	98,870
Aon PLC	510	57,370
Apple, Inc.	14,569	1,647,025
Applied Materials, Inc.	3,452	104,078
Ashland Global Holdings, Inc.	364	42,206
Assurant, Inc.	80	7,380
AT&T, Inc.	16,728	679,324
Atmos Energy Corp.	600	44,682
Autodesk, Inc. (b)	511	36,961
Automatic Data Processing, Inc.	1,287	113,513
AutoZone, Inc. (b)	91	69,919
AvalonBay Communities, Inc. REIT	377	67,046
Avery Dennison Corp.	585	45,507
Avnet, Inc.	587	24,102
Axalta Coating Systems, Ltd. (b)	1,419	40,115
Axis Capital Holdings, Ltd.	506	27,491
B/E Aerospace, Inc.	390	20,147
Baker Hughes, Inc.	2,376	119,917
Ball Corp. (d)	615	50,399
Bank of America Corp.	28,246	442,050
Bank of New York Mellon Corp.	3,352	133,678
Baxter International, Inc.	1,517	72,209
BB&T Corp.	2,398	90,453
Becton Dickinson and Co	581	104,423
Berkshire Hathaway, Inc. Class B (b)	1,688	243,865
Best Buy Co., Inc.	1,179	45,014
Biogen, Inc. (b)	624	195,331
BioMarin Pharmaceutical, Inc. (b)	350	32,382
BlackRock, Inc.	442	160,207
Boeing Co.	1,828	240,821
BorgWarner, Inc.	523	18,399
Boston Properties, Inc. REIT	299	40,751
Boston Scientific Corp. (b)	3,852	91,678
Bristol-Myers Squibb Co	4,432	238,973
Brown-Forman Corp. Class B	1,124	53,323
C.H. Robinson Worldwide, Inc.	400	28,184
C.R. Bard, Inc.	195	43,735
CA, Inc.	1,749	57,857
Campbell Soup Co.	442	24,177
Capital One Financial Corp.	1,893	135,974
Cardinal Health, Inc.	1,179	91,608
CarMax, Inc. (b)	467	24,914
Caterpillar, Inc.	1,820	161,561
CBRE Group, Inc. Class A (b)	988	27,644
CBS Corp. Class B	1,287	70,450
Celanese Corp. Series A	962	64,031
Celgene Corp. (b)	2,106	220,140

Centene Corp. (b)	525	35,154
CenturyLink, Inc.	1,287	35,302
Cerner Corp. (b)	806	49,771
Charles Schwab Corp.	3,202	101,087
Charter Communications, Inc. Class A (b)	588	158,742
Cheniere Energy, Inc. (b)	2,854	124,434
Chevron Corp.	2,350	241,862
Chipotle Mexican Grill, Inc. (b)	78	33,033
Chubb, Ltd.	1,260	158,319
Church & Dwight Co., Inc.	400	19,168
Cigna Corp.	858	111,815
Cimarex Energy Co.	559	75,113
Cincinnati Financial Corp.	547	41,255
Cintas Corp.	217	24,434
Cisco Systems, Inc.	14,179	449,758
CIT Group, Inc.	540	19,602
Citigroup, Inc.	8,322	393,048
Citizens Financial Group, Inc.	2,057	50,828
Citrix Systems, Inc. (b)	416	35,452
Clorox Co.	217	27,164
CME Group, Inc.	897	93,754
Coach, Inc.	761	27,822
Coca-Cola Co.	12,059	510,337
Cognizant Technology Solutions Corp. Class A (b)	1,693	80,773
Colgate-Palmolive Co	2,366	175,415
Comcast Corp. Class A	6,670	442,488
Comerica, Inc.	549	25,979
ConAgra Foods, Inc.	500	23,555
Concho Resources, Inc. (b)	840	115,374
Consolidated Edison, Inc.	1,562	117,619
Constellation Brands, Inc. Class A	576	95,898
Cooper Cos., Inc.	130	23,304
Core Laboratories NV	386	43,359
Corning, Inc.	2,752	65,085
Costco Wholesale Corp.	1,277	194,755
Crown Castle International Corp. REIT	819	77,158
CSX Corp.	1,706	52,033
Cummins, Inc.	637	81,632
CVS Health Corp.	3,352	298,294
D.R. Horton, Inc.	1,287	38,867
Danaher Corp.	1,872	146,746
DaVita, Inc. (b)	325	21,473
Deere & Co.	896	76,474
Dell Technologies, Inc. — VMware, Inc. Class V (b)	626	29,923
DENTSPLY SIRONA, Inc.	657	39,046
Digital Realty Trust, Inc. REIT	500	48,560
Discover Financial Services	1,287	72,780
Discovery Communications, Inc. Class A (b)	1,187	31,954
Discovery Communications, Inc. Class C (b)	758	19,943
DISH Network Corp. Class A (b)	536	29,362
Dollar General Corp.	715	50,043
Dollar Tree, Inc. (b)	612	48,305
Domino’s Pizza, Inc.	100	15,185
Dover Corp.	689	50,738
Dow Chemical Co.	1,058	54,836
Dr. Pepper Snapple Group, Inc.	598	54,603

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Duke Realty Corp.	700	$19,131
Dun & Bradstreet Corp.	217	29,647
E*TRADE Financial Corp. (b)	867	25,247
E.I. du Pont de Nemours & Co	2,015	134,945
Eaton Corp. PLC	1,706	112,101
eBay, Inc. (b)	3,068	100,937
Ecolab, Inc.	1,493	181,728
Edison International	1,600	115,600
Edwards Lifesciences Corp. (b)	494	59,557
Electronic Arts, Inc. (b)	728	62,171
Eli Lilly & Co.	2,566	205,947
Emerson Electric Co.	2,166	118,069
Endo International PLC (b)	416	8,382
Envision Healthcare Holdings, Inc. (b)	631	14,052
EOG Resources, Inc.	1,287	124,466
Equifax, Inc.	467	62,849
Equinix, Inc. REIT	163	58,721
Equity Residential REIT	949	61,049
Essex Property Trust, Inc. REIT	222	49,439
Estee Lauder Cos., Inc. Class A	806	71,379
Everest Re Group, Ltd.	99	18,807
Eversource Energy	2,547	137,996
Expedia, Inc.	273	31,865
Expeditors International of Washington, Inc.	1,287	66,306
Express Scripts Holding Co. (b)	1,943	137,040
Extra Space Storage, Inc. REIT	400	31,764
Exxon Mobil Corp.	5,533	482,920
F5 Networks, Inc. (b)	169	21,064
Facebook, Inc. Class A (b)	5,960	764,489
Fastenal Co.	1,287	53,771
FedEx Corp.	232	40,526
Fidelity National Information Services, Inc.	879	67,709
Fifth Third BanCorp.	2,566	52,500
First Republic Bank	175	13,494
Fiserv, Inc. (b)	637	63,362
FleetCor Technologies, Inc. (b)	254	44,127
Flowserve Corp.	611	29,475
Fluor Corp.	1,287	66,049
FMC Technologies, Inc. (b)	2,405	71,356
FNF Group	325	11,996
Foot Locker, Inc.	351	23,770
Ford Motor Co.	10,086	121,738
Fortinet, Inc. (b)	400	14,772
Fortive Corp.	936	47,642
Fortune Brands Home & Security, Inc.	270	15,687
Franklin Resources, Inc.	1,287	45,779
Frontier Communications Corp.	2,566	10,675
Gap, Inc.	663	14,745
Garmin, Ltd.	351	16,887
General Dynamics Corp.	901	139,799
General Electric Co.	25,164	745,358
General Growth Properties, Inc. REIT	1,287	35,521
General Mills, Inc.	1,795	114,665
General Motors Co.	3,030	96,263
Genuine Parts Co.	300	30,135
Gilead Sciences, Inc.	3,552	281,034
Global Payments, Inc.	400	30,704
Goldman Sachs Group, Inc.	1,287	207,554
H&R Block, Inc.	1,287	29,794

Halliburton Co.	2,652	119,022
Hanesbrands, Inc.	936	23,634
Harley-Davidson, Inc.	585	30,765
Harman International Industries, Inc.	215	18,157
Harris Corp.	325	29,773
Hartford Financial Services Group, Inc.	1,432	61,318
Hasbro, Inc.	325	25,782
HCA Holdings, Inc. (b)	611	46,210
HCP, Inc. REIT	1,287	48,842
Helmerich & Payne, Inc.	1,298	87,355
Henry Schein, Inc. (b)	164	26,729
Hershey Co.	572	54,683
Hewlett Packard Enterprise Co	5,138	116,890
Hilton Worldwide Holdings, Inc.	607	13,919
HollyFrontier Corp.	389	9,531
Hologic, Inc. (b)	544	21,124
Home Depot, Inc.	3,418	439,828
Honeywell International, Inc.	1,949	227,234
Hormel Foods Corp.	700	26,551
Host Hotels & Resorts, Inc. REIT	2,387	37,166
HP, Inc.	4,086	63,456
Humana, Inc.	480	84,907
Huntington Bancshares, Inc.	1,287	12,690
IDEXX Laboratories, Inc. (b)	200	22,546
IHS Markit, Ltd. (b)	1,263	47,426
Illinois Tool Works, Inc.	1,277	153,036
Illumina, Inc. (b)	351	63,763
Incyte Corp. (b)	473	44,599
Ingersoll-Rand PLC	897	60,942
Ingredion, Inc.	103	13,705
Intel Corp.	13,055	492,826
Intercontinental Exchange, Inc.	299	80,539
International Business Machines Corp.	2,466	391,724
International Flavors & Fragrances, Inc.	712	101,795
Interpublic Group of Cos., Inc.	1,287	28,764
Intuit, Inc.	663	72,937
Intuitive Surgical, Inc. (b)	91	65,960
Invesco, Ltd.	1,687	52,752
Iron Mountain, Inc. REIT	568	21,317
J.M. Smucker Co.	467	63,297
Jacobs Engineering Group, Inc. (b)	687	35,532
Jazz Pharmaceuticals PLC (b)	156	18,951
Johnson & Johnson	7,300	862,349
Johnson Controls International PLC	2,493	115,999
Jones Lang LaSalle, Inc.	200	22,758
JPMorgan Chase & Co.	9,973	664,102
Juniper Networks, Inc.	1,287	30,965
Kansas City Southern	351	32,755
Kellogg Co.	637	49,348
KeyCorp.	2,566	31,228
Kimberly-Clark Corp.	659	83,126
Kimco Realty Corp. REIT	1,287	37,259
Kinder Morgan, Inc.	8,026	185,641
KLA-Tencor Corp.	528	36,807
Kohl’s Corp.	429	18,769
Kraft Heinz Co.	1,859	166,399
Kroger Co	1,590	47,191
L Brands, Inc.	784	55,484
L-3 Communications Holdings, Inc.	325	48,987
Laboratory Corp. of America Holdings (b)	217	29,833

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Lam Research Corp.	523	$49,533
Las Vegas Sands Corp.	1,287	74,054
Lennar Corp. Class A	549	23,245
Level 3 Communications, Inc. (b)	787	36,501
Liberty Braves Group Class C (b)	50	869
Liberty Interactive Corp. QVC Group Class A (b)	1,287	25,753
Liberty Property Trust REIT	500	20,175
Liberty SiriusXM Group Class C (b)	1,051	35,114
Lincoln National Corp.	1,287	60,463
Linear Technology Corp.	624	36,997
LinkedIn Corp. Class A (b)	260	49,691
LKQ Corp. (b)	579	20,531
Lockheed Martin Corp.	798	191,297
Loews Corp.	1,287	52,960
Lowe’s Cos., Inc.	2,266	163,628
lululemon athletica, Inc. (b)	300	18,294
LyondellBasell Industries NV Class A	536	43,234
M&T Bank Corp.	334	38,777
Macerich Co.	217	17,549
Macy’s, Inc.	871	32,271
Mallinckrodt PLC (b)	299	20,864
ManpowerGroup, Inc.	585	42,272
Marathon Petroleum Corp.	679	27,561
Marsh & McLennan Cos., Inc.	924	62,139
Masco Corp.	1,287	44,157
MasterCard, Inc. Class A	2,782	283,124
Mattel, Inc.	1,287	38,970
Maxim Integrated Products, Inc.	650	25,955
McCormick & Co., Inc.	611	61,051
McDonald’s Corp.	2,465	284,362
McKesson Corp.	676	112,723
Mead Johnson Nutrition Co	598	47,248
MEDNAX, Inc. (b)	200	13,250
Medtronic PLC	4,235	365,904
Merck & Co., Inc.	7,500	468,075
MetLife, Inc.	3,252	144,486
MGM Resorts International (b)	1,192	31,028
Michael Kors Holdings, Ltd. (b)	562	26,296
Microchip Technology, Inc.	400	24,856
Micron Technology, Inc. (b)	2,566	45,623
Microsoft Corp.	19,495	1,122,912
Mid-America Apartment Communities, Inc.	200	18,798
Mobileye NV (b)	643	27,373
Molson Coors Brewing Co. Class B	542	59,512
Mondelez International, Inc. Class A	4,631	203,301
Monsanto Co.	1,589	162,396
Monster Beverage Corp. (b)	388	56,962
Moody’s Corp.	364	39,414
Morgan Stanley	5,404	173,252
Motorola Solutions, Inc.	223	17,010
Mylan NV (b)	1,287	49,060
Nasdaq, Inc.	467	31,541
National Oilwell Varco, Inc.	1,916	70,394
Navient Corp.	1,180	17,075
NetApp, Inc.	1,287	46,100
Netflix, Inc. (b)	1,201	118,359
New York Community Bancorp., Inc.	1,100	15,653
Newell Brands, Inc.	1,300	68,458
Newmont Mining Corp.	1,300	51,077

News Corp. Class A	1,326	18,537
Nielsen Holdings PLC	1,118	59,891
NIKE, Inc. Class B	3,752	197,543
Norfolk Southern Corp.	536	52,024
Northern Trust Corp.	650	44,194
Northrop Grumman Corp.	589	126,017
Norwegian Cruise Line Holdings, Ltd. (b)	378	14,251
Nuance Communications, Inc. (b)	1,287	18,662
NVIDIA Corp.	1,482	101,547
O’Reilly Automotive, Inc. (b)	273	76,470
Omnicom Group, Inc.	767	65,195
ONEOK, Inc.	1,667	85,667
Oracle Corp.	8,773	344,603
PACCAR, Inc.	1,287	75,650
Packaging Corp. of America	429	34,861
Palo Alto Networks, Inc. (b)	257	40,948
Parker-Hannifin Corp.	523	65,652
Paychex, Inc.	663	38,368
PayPal Holdings, Inc. (b)	3,151	129,096
PepsiCo, Inc.	3,993	434,319
Perrigo Co. PLC.	377	34,808
Pfizer, Inc.	16,811	569,389
PG&E Corp.	2,564	156,840
Philip Morris International, Inc.	4,323	420,282
Phillips 66	875	70,481
Pioneer Natural Resources Co.	993	184,350
PNC Financial Services Group, Inc.	1,429	128,739
Polaris Industries, Inc.	143	11,074
PPG Industries, Inc.	1,326	137,055
Priceline Group, Inc. (b)	143	210,423
Principal Financial Group, Inc.	909	46,823
Procter & Gamble Co.	7,175	643,956
Progressive Corp.	1,287	40,541
Prologis, Inc. REIT	1,732	92,731
Prudential Financial, Inc.	1,742	142,234
Public Storage REIT	429	95,727
PulteGroup, Inc.	1,287	25,791
PVH Corp.	260	28,730
Qorvo, Inc. (b)	384	21,404
QUALCOMM, Inc.	4,421	302,838
Quest Diagnostics, Inc.	390	33,006
Ralph Lauren Corp.	221	22,352
Raymond James Financial, Inc.	351	20,432
Raytheon Co.	970	132,046
Realty Income Corp. REIT	793	53,075
Red Hat, Inc. (b)	364	29,422
Regeneron Pharmaceuticals, Inc. (b)	195	78,394
Regions Financial Corp.	5,138	50,712
ResMed, Inc.	325	21,057
Reynolds American, Inc.	2,672	125,985
Rite Aid Corp. (b)	2,400	18,456
Robert Half International, Inc.	429	16,242
Rockwell Automation, Inc.	637	77,931
Rockwell Collins, Inc.	536	45,206
Roper Technologies, Inc.	377	68,791
Ross Stores, Inc.	1,099	70,666
Royal Caribbean Cruises, Ltd.	217	16,264
S&P Global, Inc.	637	80,619
salesforce.com, Inc. (b)	1,822	129,963
SBA Communications Corp. Class A (b)	395	44,303

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Schlumberger, Ltd.	4,751	$373,619
Scripps Networks Interactive, Inc. Class A	300	19,047
Seagate Technology PLC	728	28,064
Sealed Air Corp.	854	39,130
Sempra Energy	685	73,425
Sensata Technologies Holding NV (b)	562	21,794
ServiceNow, Inc. (b)	468	37,042
Sherwin-Williams Co.	406	112,324
Shire PLC.	2,248	145,949
Signet Jewelers, Ltd.	195	14,533
Simon Property Group, Inc. REIT	832	172,232
Sirius XM Holdings, Inc. (b)	213	888
Skyworks Solutions, Inc.	493	37,537
SL Green Realty Corp. REIT	295	31,890
Snap-on, Inc.	260	39,510
Spectra Energy Corp.	3,634	155,354
Splunk, Inc. (b)	359	21,066
Sprint Corp. (b)	3,921	25,996
St. Jude Medical, Inc.	1,179	94,037
Stanley Black & Decker, Inc.	689	84,733
Staples, Inc.	2,566	21,939
Starbucks Corp.	4,120	223,057
State Street Corp. (g)	1,287	89,614
Stryker Corp.	1,087	126,538
SunTrust Banks, Inc.	1,687	73,891
Symantec Corp.	2,566	64,407
Synchrony Financial	2,136	59,808
Synopsys, Inc. (b)	572	33,948
Sysco Corp.	1,857	91,012
T Rowe Price Group, Inc.	832	55,328
T-Mobile US, Inc. (b)	637	29,761
Target Corp.	1,287	88,391
TD Ameritrade Holding Corp.	1,179	41,548
TEGNA, Inc.	766	16,745
Tesla Motors, Inc. (b)	321	65,494
Texas Instruments, Inc.	2,566	180,082
Textron, Inc.	1,179	46,865
Thermo Fisher Scientific, Inc.	1,087	172,898
Thomson Reuters Corp.	650	26,831
Tiffany & Co.	416	30,214
Time Warner, Inc.	2,266	180,396
TJX Cos., Inc.	1,815	135,726
Toll Brothers, Inc. (b)	1,070	31,950
Total System Services, Inc.	433	20,416
Tractor Supply Co.	325	21,889
TransDigm Group, Inc. (b)	143	41,344
Travelers Cos., Inc.	962	110,197
Trimble Navigation, Ltd. (b)	1,287	36,757
TripAdvisor, Inc. (b)	299	18,891
Twenty-First Century Fox, Inc. Class A	3,349	81,113
Twenty-First Century Fox, Inc. Class B	986	24,394
Twitter, Inc. (b)	1,829	42,158
Tyson Foods, Inc. Class A	300	22,401
UDR, Inc. REIT	800	28,792
Ulta Salon Cosmetics & Fragrance, Inc. (b)	108	25,702
Under Armour, Inc. Class A (b)	390	15,085
Under Armour, Inc. Class C (b)	392	13,273
Union Pacific Corp.	2,162	210,860
United Parcel Service, Inc. Class B	1,481	161,962
United Rentals, Inc. (b)	351	27,550

United Technologies Corp.	2,384	242,214
UnitedHealth Group, Inc.	2,712	379,680
Universal Health Services, Inc. Class B	217	26,739
Unum Group	1,287	45,444
US BanCorp.	4,438	190,346
Valeant Pharmaceuticals International, Inc. (b)	806	19,741
Valero Energy Corp.	790	41,870
Valspar Corp.	400	42,428
Vantiv, Inc. Class A (b)	208	11,704
Varian Medical Systems, Inc. (b)	273	27,172
Ventas, Inc. REIT	1,002	70,771
VEREIT, Inc.	4,240	43,969
Verisk Analytics, Inc. (b)	403	32,756
Verizon Communications, Inc.	10,909	567,050
Vertex Pharmaceuticals, Inc. (b)	562	49,012
VF Corp.	949	53,191
Viacom, Inc. Class B	1,287	49,035
Visa, Inc. Class A	5,360	443,272
VMware, Inc. Class A (b)	234	17,164
Vornado Realty Trust REIT	296	29,958
Voya Financial, Inc.	1,168	33,662
W.W. Grainger, Inc.	247	55,535
WABCO Holdings, Inc. (b)	200	22,706
Wabtec Corp.	429	35,028
Wal-Mart Stores, Inc.	4,233	305,284
Walgreens Boots Alliance, Inc.	2,566	206,871
Walt Disney Co.	4,179	388,062
Waters Corp. (b)	221	35,026
Weatherford International PLC (b)	5,731	32,208
Wells Fargo & Co.	13,046	577,677
Welltower, Inc. REIT	1,181	88,303
Western Digital Corp.	837	48,939
Western Union Co.	1,287	26,795
WestRock Co.	517	25,064
Weyerhaeuser Co.	1,400	44,716
Whirlpool Corp.	156	25,297
WhiteWave Foods Co. (b)	483	26,290
Whole Foods Market, Inc.	1,287	36,486
Williams Cos., Inc.	1,514	46,525
Willis Towers Watson PLC	226	30,006
Workday, Inc. Class A (b)	348	31,908
Wyndham Worldwide Corp.	260	17,506
Wynn Resorts, Ltd.	221	21,530
Xerox Corp.	3,852	39,021
Xilinx, Inc.	787	42,766
Xylem, Inc.	702	36,820
Yahoo!, Inc. (b)	2,566	110,595
Yum! Brands, Inc.	975	88,540
Zillow Group, Inc. Class C (b)	432	14,969
Zimmer Biomet Holdings, Inc.	598	77,752
Zoetis, Inc.	1,066	55,443

		51,045,823

TOTAL COMMON STOCKS (Cost $94,118,386)		95,914,437

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (h) (i) (Cost $241,790)	241,790	$241,790

TOTAL INVESTMENTS — 99.5% (Cost $94,360,176)		96,156,227
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		527,247

NET ASSETS — 100.0%		$96,683,474

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $162,953, representing 0.2% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,089,707	$—	$—		$2,089,707
Austria	33,183	—	—		33,183
Belgium.	433,036	—	—		433,036
Bermuda	34,051	—	—		34,051
Brazil	801,405	—	—		801,405
Canada	3,315,707	—	—		3,315,707
Chile	191,957	—	—		191,957
China	2,596,499	—	—		2,596,499
Colombia	175,453	—	—		175,453
Denmark	534,656	—	—		534,656
Finland	374,683	—	—		374,683
France	2,832,309	—	—		2,832,309
Germany	2,705,467	—	—		2,705,467
Greece	25,886	—	—		25,886
Hong Kong	1,427,681	—	0	(a)	1,427,681
India	796,828	—	—		796,828
Indonesia	272,658	—	—		272,658
Ireland	153,966	—	—		153,966
Israel	147,975	—	—		147,975
Italy.	460,877	—	—		460,877
Japan	8,097,501	—	—		8,097,501
Luxembourg.	27,070	—	—		27,070
Macau	17,633	—	—		17,633
Malaysia	316,409	—	—		316,409
Mexico	370,959	—	—		370,959
Netherlands	1,006,724	—	—		1,006,724

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$66,226	$—	$—	$66,226
Norway	214,939	—	—	214,939
Peru	54,995	—	—	54,995
Philippines	112,091	—	—	112,091
Poland	74,711	—	—	74,711
Portugal	14,737	—	—	14,737
Qatar	110,192	—	—	110,192
Russia	307,304	—	—	307,304
Singapore	728,214	—	—	728,214
South Africa.	669,428	—	—	669,428
South Korea	1,387,498	—	—	1,387,498
Spain	968,508	—	—	968,508
Sweden	892,664	—	—	892,664
Switzerland	2,866,262	—	—	2,866,262
Taiwan.	1,110,414	—	—	1,110,414
Thailand	34,524	162,953	—	197,477
Turkey	43,946	—	—	43,946
United Arab Emirates	61,626	—	—	61,626
United Kingdom.	5,747,102	—	—	5,747,102
United States	51,045,823	—	—	51,045,823
Short-Term Investment	241,790	—	—	241,790

TOTAL INVESTMENTS	$95,993,274	$162,953	$0	$96,156,227

(a)	Fund held Level 3 security that was valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,188	$79,845	99	—	1,287	$89,614	$1,768	$—
State Street Institutional Liquid Reserves Fund, Premier Class	147,924	147,924	4,098,878	4,005,012	241,790	241,790	611	—

TOTAL		$227,769				$331,404	$2,379	$—

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 5.7%
AGL Energy, Ltd.	1,573	$22,931
Amcor, Ltd.	971	11,257
ASX, Ltd.	174	6,413
Australia & New Zealand Banking Group, Ltd.	841	17,782
BHP Billiton PLC	879	13,274
BHP Billiton, Ltd.	998	17,092
Brambles, Ltd.	1,227	11,249
Cochlear, Ltd.	55	5,934
Commonwealth Bank of Australia	497	27,536
CSL, Ltd.	512	41,923
GPT Group REIT	2,829	10,954
Healthscope, Ltd.	3,864	9,078
Insurance Australia Group, Ltd.	957	4,006
LendLease Group	410	4,405
Macquarie Group, Ltd.	70	4,389
Medibank Pvt, Ltd.	1,715	3,255
National Australia Bank, Ltd.	683	14,567
QBE Insurance Group, Ltd.	485	3,448
Ramsay Health Care, Ltd.	81	4,904
REA Group, Ltd.	91	3,931
Scentre Group REIT	3,699	13,304
SEEK, Ltd.	361	4,298
Sonic Healthcare, Ltd.	1,341	22,587
Stockland REIT	1,794	6,535
Suncorp Group, Ltd.	463	4,291
Telstra Corp., Ltd.	12,107	47,992
Transurban Group Stapled Security	1,964	17,089
Vicinity Centres REIT	7,119	17,270
Wesfarmers, Ltd.	897	30,271
Westfield Corp.	2,218	16,515
Westpac Banking Corp.	771	17,411
Woodside Petroleum, Ltd.	307	6,724
Woolworths, Ltd.	1,820	32,409

		475,024

AUSTRIA — 0.1%
OMV AG.	153	4,405

BELGIUM — 1.6%
Ageas	90	3,284
Anheuser-Busch InBev SA	545	71,414
Colruyt SA	302	16,752
Groupe Bruxelles Lambert SA	49	4,346
KBC Group NV (a)	66	3,844
Proximus SADP	522	15,595
Solvay SA	40	4,628
UCB SA	141	10,906

		130,769

DENMARK — 2.4%
AP Moeller — Maersk A/S Class B	4	5,868
Carlsberg A/S Class B.	43	4,102
Coloplast A/S Class B.	238	18,463
Danske Bank A/S.	156	4,553
DSV A/S	172	8,566
Genmab A/S (a)	31	5,287
Novo Nordisk A/S Class B	2,441	101,457
Novozymes A/S Class B	196	8,623

Pandora A/S	108	13,056
TDC A/S	1,235	7,265
Tryg A/S	554	11,120
William Demant Holding A/S (a)	674	13,763

		202,123

FINLAND — 0.7%
Elisa Oyj	120	4,427
Fortum Oyj	271	4,379
Kone Oyj Class B	352	17,868
Nokian Renkaat Oyj	106	3,866
Orion Oyj Class B	118	4,653
Sampo Oyj Class A	320	14,241
UPM-Kymmene Oyj.	216	4,564
Wartsila Oyj Abp	136	6,124

		60,122

FRANCE — 6.6%
Aeroports de Paris	126	12,500
Air Liquide SA	336	36,042
Airbus Group SE	509	30,797
AXA SA	736	15,666
BNP Paribas SA	507	26,078
Bureau Veritas SA	223	4,785
Cap Gemini SA	43	4,213
Carrefour SA	180	4,666
Casino Guichard Perrachon SA	84	4,087
Cie de Saint-Gobain	154	6,658
Cie Generale des Etablissements Michelin	148	16,376
Credit Agricole SA.	852	8,405
Danone SA	220	16,330
Dassault Systemes	236	20,483
Engie SA	570	8,833
Essilor International SA	169	21,803
Eutelsat Communications SA	240	4,971
Hermes International	33	13,434
Iliad SA.	24	5,038
Kering	22	4,439
L’Oreal SA	259	48,928
Legrand SA	195	11,501
LVMH Moet Hennessy Louis Vuitton SE	216	36,848
Orange SA	481	7,530
Pernod Ricard SA	31	3,670
Peugeot SA (a)	254	3,881
Publicis Groupe SA	146	11,046
Renault SA	72	5,918
Safran SA	58	4,172
Sanofi.	281	21,360
Schneider Electric SE	114	7,951
SCOR SE	534	16,605
Societe BIC SA	28	4,143
Societe Generale SA.	451	15,600
Sodexo SA	99	11,793
Thales SA	39	3,593
TOTAL SA	740	35,069
Unibail-Rodamco SE	18	4,855
Valeo SA	202	11,788
Vinci SA	111	8,497
Vivendi SA	368	7,423

		547,775

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

GERMANY — 7.6%
adidas AG	37	$6,424
Allianz SE	120	17,814
BASF SE	736	62,952
Bayer AG.	633	63,617
Bayerische Motoren Werke AG	105	8,828
Beiersdorf AG.	219	20,661
Commerzbank AG	906	5,842
Continental AG	106	22,294
Daimler AG	403	28,401
Deutsche Bank AG (a)	811	10,545
Deutsche Boerse AG (a)	80	6,487
Deutsche Lufthansa AG	245	2,727
Deutsche Post AG	820	25,637
Deutsche Telekom AG.	656	10,999
E.ON SE	1,644	11,665
Fresenius Medical Care AG & Co. KGaA	244	21,322
Fresenius SE & Co. KGaA	176	14,045
Fuchs Petrolub SE Preference Shares	81	3,697
Hannover Rueck SE	52	5,571
HeidelbergCement AG	45	4,253
Henkel AG & Co. KGaA	202	23,518
Henkel AG & Co. KGaA Preference Shares	129	17,541
HUGO BOSS AG	75	4,149
Infineon Technologies AG	307	5,479
Linde AG.	45	7,651
MAN SE	153	16,135
Merck KGaA	96	10,347
METRO AG	276	8,216
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	132	24,625
Porsche Automobil Holding SE Preference Shares	181	9,242
ProSiebenSat.1 Media SE	160	6,854
RWE AG (a)	603	10,392
SAP SE	659	59,928
Siemens AG	153	17,916
ThyssenKrupp AG	234	5,580
TUI AG	1,431	20,392
United Internet AG.	117	5,179
Volkswagen AG Preference Shares	165	21,686

		628,611

HONG KONG — 4.6%
AIA Group, Ltd.	1,823	12,117
Bank of East Asia, Ltd.	1,074	4,355
BOC Hong Kong Holdings, Ltd.	1,536	5,189
Cheung Kong Infrastructure Holdings, Ltd.	3,000	25,799
Cheung Kong Property Holdings, Ltd.	1,641	11,975
CK Hutchison Holdings, Ltd.	1,500	19,069
CLP Holdings, Ltd.	4,000	41,336
Hang Seng Bank, Ltd.	2,429	43,375
HK Electric Investments & HK Electric Investments, Ltd. (b)	12,540	12,288
HKT Trust & HKT, Ltd.	11,540	16,248
Hong Kong & China Gas Co., Ltd.	9,424	17,789
Hong Kong Exchanges and Clearing, Ltd.	1,128	29,640
Li & Fung, Ltd.	12,000	6,142
Link REIT	1,500	11,024
MTR Corp., Ltd.	6,167	33,952

New World Development Co., Ltd.	6,180	8,032
Noble Group, Ltd. (a)	19,900	2,218
PCCW, Ltd.	15,000	9,206
Power Assets Holdings, Ltd.	3,000	29,242
Sands China, Ltd.	2,400	10,413
Swire Pacific, Ltd. Class A	1,500	16,159
Techtronic Industries Co., Ltd.	1,500	5,860
Yue Yuen Industrial Holdings, Ltd.	3,500	14,440

		385,868

IRELAND — 0.8%
CRH PLC	150	5,018
Experian PLC	747	14,982
Kerry Group PLC Class A	382	31,836
Paddy Power Betfair PLC	48	5,432
Ryanair Holdings PLC ADR	159	11,930

		69,198

ISRAEL — 1.0%
Azrieli Group, Ltd.	127	5,568
Bank Hapoalim BM	4,131	23,407
Bank Leumi Le-Israel BM (a)	3,570	13,558
Bezeq The Israeli Telecommunication Corp., Ltd.	5,115	9,637
Check Point Software Technologies, Ltd. (a)	100	7,761
Mizrahi Tefahot Bank, Ltd.	722	9,169
Teva Pharmaceutical Industries, Ltd.	308	14,768

		83,868

ITALY — 0.9%
Assicurazioni Generali SpA	608	7,420
Enel SpA	3,161	14,096
Eni SpA	1,144	16,482
EXOR SpA	108	4,375
Ferrari NV	96	4,987
Intesa Sanpaolo SpA	3,735	8,286
Luxottica Group SpA	109	5,208
Snam SpA	680	3,772
Telecom Italia RSP/Milano (a) (c)	4,673	3,172
Telecom Italia SpA/Milano (a) (c)	3,736	3,103
UniCredit SpA	3,064	7,135

		78,036

JAPAN — 23.4%
ABC-Mart, Inc.	200	13,549
Aeon Co., Ltd.	300	4,411
Ajinomoto Co., Inc.	300	6,643
ANA Holdings, Inc.	6,000	16,217
Aozora Bank, Ltd.	4,000	13,707
Asahi Group Holdings, Ltd.	300	10,861
Asics Corp.	300	5,993
Astellas Pharma, Inc.	3,200	49,723
Benesse Holdings, Inc.	300	7,626
Bridgestone Corp.	900	32,937
Canon, Inc.	1,500	43,305
Chubu Electric Power Co., Inc.	300	4,343
Concordia Financial Group, Ltd.	1,600	6,916
Dai-ichi Life Insurance Co., Ltd.	608	8,235
Daiichi Sankyo Co., Ltd.	506	12,067
Denso Corp.	200	7,900
East Japan Railway Co.	300	26,900

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Eisai Co., Ltd.	100	$6,208
FamilyMart UNY Holdings Co., Ltd.	300	19,967
FANUC Corp.	200	33,595
Fuji Heavy Industries, Ltd.	700	25,957
Hitachi, Ltd.	3,000	13,882
Honda Motor Co., Ltd.	800	22,811
Hoya Corp.	300	11,963
Inpex Corp.	600	5,387
Isuzu Motors, Ltd.	600	6,989
ITOCHU Corp.	1,114	13,883
Japan Airlines Co., Ltd.	600	17,532
Japan Exchange Group, Inc.	606	9,365
Japan Post Bank Co., Ltd.	800	9,441
Japan Prime Realty Investment Corp.	3	13,539
Japan Real Estate Investment Corp.	2	11,949
Japan Retail Fund Investment Corp. REIT	9	22,228
Japan Tobacco, Inc.	900	36,608
JFE Holdings, Inc.	400	5,771
JX Holdings, Inc.	1,832	7,365
Kakaku.com, Inc.	300	5,401
Kao Corp.	600	33,719
KDDI Corp.	1,718	52,847
Kirin Holdings Co., Ltd.	700	11,554
Komatsu, Ltd.	300	6,799
Kubota Corp.	300	4,484
Kyowa Hakko Kirin Co., Ltd.	300	4,699
Lawson, Inc.	300	23,611
LIXIL Group Corp.	300	6,390
M3, Inc.	300	10,191
Marubeni Corp.	2,400	12,217
Mazda Motor Corp.	300	4,537
McDonald’s Holdings Co., Japan, Ltd.	300	8,828
Miraca Holdings, Inc.	300	14,842
Mitsubishi Chemical Holdings Corp.	900	5,583
Mitsubishi Corp.	1,000	22,565
Mitsubishi Heavy Industries, Ltd.	2,000	8,277
Mitsubishi Motors Corp.	900	4,168
Mitsubishi Tanabe Pharma Corp.	1,013	21,557
Mitsubishi UFJ Financial Group, Inc.	7,900	39,404
Mitsui & Co., Ltd.	1,200	16,478
Mizuho Financial Group, Inc.	26,100	43,455
MS&AD Insurance Group Holdings, Inc.	300	8,264
Murata Manufacturing Co., Ltd.	200	25,734
Nabtesco Corp.	300	8,428
Nagoya Railroad Co., Ltd.	3,000	16,264
NEC Corp.	3,000	7,673
Nippon Building Fund, Inc.	1	6,330
Nippon Paint Holdings Co., Ltd.	200	6,616
Nippon Prologis, Inc. REIT	7	17,696
Nippon Steel & Sumitomo Metal Corp.	400	8,123
Nippon Telegraph & Telephone Corp.	1,200	54,676
Nippon Yusen KK	3,000	5,570
Nissan Motor Co., Ltd.	916	8,889
Nissin Foods Holdings Co., Ltd.	300	18,160
Nitori Holdings Co., Ltd.	100	11,899
Nitto Denko Corp.	200	12,849
Nomura Holdings, Inc.	1,800	7,929
Nomura Real Estate Master Fund, Inc.	16	26,702
Nomura Research Institute, Ltd.	300	10,280
NTT DOCOMO, Inc.	1,122	28,387

Oracle Corp. Japan.	300	16,857
Oriental Land Co., Ltd.	300	18,172
ORIX Corp.	400	5,836
Osaka Gas Co., Ltd.	3,000	12,505
Otsuka Corp.	300	14,146
Otsuka Holdings Co., Ltd.	900	40,785
Panasonic Corp.	600	5,937
Park24 Co., Ltd.	300	9,717
Recruit Holdings Co., Ltd.	835	33,890
Resona Holdings, Inc.	2,200	9,175
Ricoh Co., Ltd.	400	3,595
Sankyo Co., Ltd.	300	10,191
Santen Pharmaceutical Co., Ltd.	600	8,787
Secom Co., Ltd.	300	22,243
Sekisui House, Ltd.	300	5,069
Seven & i Holdings Co., Ltd.	200	9,395
Seven Bank, Ltd.	1,000	3,180
Shimamura Co., Ltd.	100	12,107
Shimano, Inc.	100	14,734
Shionogi & Co., Ltd.	100	5,088
SoftBank Group Corp.	300	19,322
Sony Corp.	300	9,756
Sumitomo Corp.	712	7,896
Sumitomo Electric Industries, Ltd.	400	5,593
Sumitomo Mitsui Financial Group, Inc.	900	30,040
Sumitomo Mitsui Trust Holdings, Inc.	300	9,687
Suntory Beverage & Food, Ltd.	587	25,216
Suzuken Co., Ltd.	300	9,836
Suzuki Motor Corp.	300	9,954
Sysmex Corp.	200	14,694
Taiheiyo Cement Corp.	3,000	8,562
Taisho Pharmaceutical Holdings Co., Ltd.	100	10,191
Takeda Pharmaceutical Co., Ltd.	900	42,865
Tobu Railway Co., Ltd.	3,000	15,198
Tohoku Electric Power Co., Inc.	300	3,896
Tokio Marine Holdings, Inc.	300	11,358
Tokyo Electric Power Co. Holdings, Inc. (a)	1,500	6,443
Tokyo Gas Co., Ltd.	3,043	13,450
TonenGeneral Sekiyu KK	1,000	10,073
Toshiba Corp. (a)	3,000	9,924
Toyo Suisan Kaisha, Ltd.	500	21,083
Toyota Motor Corp.	1,100	62,775
Toyota Tsusho Corp.	300	6,906
Unicharm Corp.	506	13,034
United Urban Investment Corp.	12	21,863
USS Co., Ltd.	600	10,061
West Japan Railway Co.	300	18,480
Yahoo! Japan Corp.	1,200	4,764
Yamada Denki Co., Ltd.	1,800	8,888
Yamaguchi Financial Group, Inc.	1,000	10,596
Yamato Holdings Co., Ltd.	600	13,885

		1,945,546

LUXEMBOURG — 0.5%
ArcelorMittal (a)	1,136	6,955
RTL Group SA (a)	132	10,967
SES SA	799	19,606

		37,528

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

MEXICO — 0.1%
Fresnillo PLC	241	$5,679

NETHERLANDS — 2.3%
Aegon NV	1,068	4,094
Akzo Nobel NV	66	4,472
ASML Holding NV	361	39,632
Boskalis Westminster	109	3,884
Heineken NV	46	4,048
ING Groep NV	952	11,758
Koninklijke Ahold Delhaize NV	790	18,014
Koninklijke DSM NV	79	5,341
Koninklijke KPN NV	1,102	3,660
Koninklijke Philips NV	208	6,166
NN Group NV	492	15,122
Royal Dutch Shell PLC Class A	1,384	34,410
Royal Dutch Shell PLC Class B	1,518	39,378
Wolters Kluwer NV	122	5,223

		195,202

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	1,260	6,734
Meridian Energy, Ltd.	2,290	4,330
Ryman Healthcare, Ltd.	696	4,874
Spark New Zealand, Ltd.	1,606	4,216

		20,154

NORWAY — 0.3%
DNB ASA	412	5,397
Gjensidige Forsikring ASA	201	3,752
Statoil ASA	521	8,729
Telenor ASA.	359	6,158

		24,036

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	1,174	3,944
Jeronimo Martins SGPS SA	253	4,388

		8,332

SINGAPORE — 2.2%
ComfortDelGro Corp., Ltd.	3,000	6,183
DBS Group Holdings, Ltd.	3,121	35,229
Keppel Corp., Ltd.	2,000	7,906
Oversea-Chinese Banking Corp., Ltd.	6,258	39,702
Singapore Airlines, Ltd.	3,000	23,125
Singapore Press Holdings, Ltd.	3,000	8,383
Singapore Technologies Engineering, Ltd.	3,000	7,107
Singapore Telecommunications, Ltd.	15,100	43,967
StarHub, Ltd.	3,000	7,547
Wilmar International, Ltd.	1,000	2,362

		181,511

SOUTH AFRICA — 0.1%
Mondi PLC	296	6,241

SPAIN — 2.1%
ACS Actividades de Construccion y Servicios SA	156	4,716
Amadeus IT Group SA Class A	525	26,237
Banco Bilbao Vizcaya Argentaria SA	2,437	14,740
Banco de Sabadell SA	2,509	3,214
Banco Popular Espanol SA	1,150	1,423
Banco Santander SA	6,703	29,732

CaixaBank SA	1,394	3,523
Distribuidora Internacional de Alimentacion SA	656	4,063
Endesa SA	379	8,127
Gas Natural SDG SA	143	2,940
Iberdrola SA.	1,444	9,821
Industria de Diseno Textil SA	1,012	37,530
Repsol SA	732	9,933
Telefonica SA	1,218	12,340
Zardoya Otis SA	361	3,473

		171,812

SWEDEN — 2.0%
Alfa Laval AB.	260	4,082
Assa Abloy AB Class B	696	14,160
Atlas Copco AB Class A	813	24,511
Atlas Copco AB Class B	177	4,843
Hennes & Mauritz AB Class B	1,238	34,969
ICA Gruppen AB	157	5,192
Investor AB Class B	245	8,971
Kinnevik AB Class B	289	7,381
Nordea Bank AB	883	8,776
Sandvik AB	413	4,548
Skandinaviska Enskilda Banken AB Class A	455	4,578
Skanska AB Class B	371	8,674
Svenska Cellulosa AB SCA Class B	130	3,866
Svenska Handelsbanken AB Class A	346	4,761
Swedbank AB Class A	219	5,153
Telefonaktiebolaget LM Ericsson Class B	820	5,929
Telia Co. AB	2,403	10,776
Volvo AB Class B	458	5,234

		166,404

SWITZERLAND — 12.0%
ABB, Ltd. (a)	1,814	40,812
Actelion, Ltd. (a)	94	16,310
Adecco Group AG	148	8,351
Baloise Holding AG	49	5,939
Barry Callebaut AG (a)	6	7,991
Chocoladefabriken Lindt & Spruengli AG	6	34,753
Cie Financiere Richemont SA	61	3,725
Credit Suisse Group AG (a)	837	10,974
EMS-Chemie Holding AG	9	4,842
Galenica AG	3	3,191
Geberit AG	40	17,553
Givaudan SA	9	18,355
Glencore PLC (a)	10,290	28,357
Julius Baer Group, Ltd. (a)	236	9,624
Kuehne + Nagel International AG	259	37,672
LafargeHolcim, Ltd. (a) (c)	48	2,600
LafargeHolcim, Ltd. (a) (c)	57	3,078
Nestle SA	2,738	216,210
Novartis AG	942	74,241
Partners Group Holding AG	18	9,098
Roche Holding AG.	695	172,782
Schindler Holding AG (c)	40	7,518
Schindler Holding AG (c)	34	6,439
SGS SA.	6	13,462
Sika AG	3	14,619
Sonova Holding AG	189	26,808

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Swatch Group AG (c)	18	$5,101
Swatch Group AG (c)	60	3,342
Swiss Life Holding AG (a)	16	4,151
Swiss Prime Site AG (a)	265	23,291
Swiss Re AG	542	49,006
Swisscom AG	85	40,483
Syngenta AG	53	23,236
UBS Group AG	1,121	15,299
Wolseley PLC	223	12,615
Zurich Insurance Group AG (a)	112	28,884

		1,000,712

UNITED KINGDOM — 21.9%
3i Group PLC	615	5,197
Aberdeen Asset Management PLC	1,145	4,853
Admiral Group PLC	486	12,936
Aggreko PLC	314	3,889
Anglo American PLC (a)	910	11,438
Ashtead Group PLC	347	5,729
Associated British Foods PLC	343	11,584
AstraZeneca PLC	1,583	102,898
Aviva PLC	856	4,898
Babcock International Group PLC	413	5,553
BAE Systems PLC	3,090	21,033
Barclays PLC	8,556	18,650
Berkeley Group Holdings PLC	150	5,027
BP PLC.	8,531	49,868
British American Tobacco PLC	1,815	116,234
BT Group PLC	3,295	16,652
Bunzl PLC	611	18,096
Burberry Group PLC	421	7,541
Capita PLC	649	5,648
Centrica PLC	6,925	20,528
CNH Industrial NV	566	4,052
Compass Group PLC	3,497	67,912
Croda International PLC	127	5,748
Diageo PLC	2,738	78,620
Direct Line Insurance Group PLC	2,935	13,908
Dixons Carphone PLC	612	2,930
easyJet PLC	831	10,870
Fiat Chrysler Automobiles NV	1,230	7,810
G4S PLC	3,673	10,869
GKN PLC	2,004	8,338
GlaxoSmithKline PLC	2,194	46,826
Hargreaves Lansdown PLC	281	4,647
HSBC Holdings PLC	12,016	90,328
ICAP PLC	576	3,487
IMI PLC	341	4,757
Imperial Brands PLC	1,129	58,274
Inmarsat PLC	912	8,352
Intertek Group PLC	133	6,028
ITV PLC	4,031	9,802
J Sainsbury PLC	2,215	7,072
Johnson Matthey PLC.	171	7,317
Kingfisher PLC.	3,784	18,526
Land Securities Group PLC REIT	371	5,099
Legal & General Group PLC	5,064	14,386
Lloyds Banking Group PLC	25,350	17,963
London Stock Exchange Group PLC	107	3,892
Marks & Spencer Group PLC	3,205	13,785

Meggitt PLC.	713	4,177
Merlin Entertainments PLC (b)	1,018	5,813
National Grid PLC	3,340	47,378
Next PLC	337	20,908
Old Mutual PLC	1,587	4,172
Pearson PLC.	332	3,247
Persimmon PLC	475	11,199
Provident Financial PLC	120	4,728
Prudential PLC	2,057	36,513
Randgold Resources, Ltd.	248	25,080
Reckitt Benckiser Group PLC	966	91,164
RELX NV	1,021	18,353
RELX PLC	2,480	47,131
Rio Tinto PLC.	605	20,233
Rio Tinto, Ltd.	295	11,651
Rolls-Royce Holdings PLC (a)	1,867	17,462
Royal Mail PLC	3,754	23,870
SABMiller PLC	692	40,406
Sage Group PLC	1,030	9,874
Schroders PLC	105	3,677
Severn Trent PLC	124	4,035
Sky PLC	1,989	23,098
Smith & Nephew PLC	1,635	26,421
Smiths Group PLC	385	7,322
SSE PLC	1,971	40,146
St James’s Place PLC	418	5,147
Standard Chartered PLC (a)	1,852	15,115
Tate & Lyle PLC	1,579	15,363
Taylor Wimpey PLC	2,668	5,341
Tesco PLC (a)	4,609	10,953
Unilever NV	1,453	67,071
Unilever PLC	1,870	88,773
United Utilities Group PLC	262	3,414
Vodafone Group PLC	13,284	38,265
Weir Group PLC	228	5,035
Whitbread PLC	179	9,106
William Hill PLC	1,380	5,453
Wm Morrison Supermarkets PLC	1,431	4,050
WPP PLC	951	22,409

		1,823,403

UNITED STATES — 0.1%
Shire PLC	141	9,154

TOTAL COMMON STOCKS (Cost $8,503,273)		8,261,513

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $7,487)		7,487

TOTAL INVESTMENTS — 99.4% (Cost $8,510,760)		8,269,000
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		45,895

NET ASSETS — 100.0%		$8,314,895

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of

See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$475,024	$—	$—	$475,024
Austria	4,405	—	—	4,405
Belgium	130,769	—	—	130,769
Denmark	202,123	—	—	202,123
Finland	60,122	—	—	60,122
France	547,775	—	—	547,775
Germany	628,611	—	—	628,611
Hong Kong	385,868	—	—	385,868
Ireland.	69,198	—	—	69,198
Israel	83,868	—	—	83,868
Italy	78,036	—	—	78,036
Japan.	1,945,546	—	—	1,945,546
Luxembourg	37,528	—	—	37,528
Mexico	5,679	—	—	5,679
Netherlands	195,202	—	—	195,202
New Zealand	20,154	—	—	20,154
Norway	24,036	—	—	24,036
Portugal.	8,332	—	—	8,332
Singapore	181,511	—	—	181,511
South Africa.	6,241	—	—	6,241
Spain.	171,812	—	—	171,812
Sweden	166,404	—	—	166,404
Switzerland	1,000,712	—	—	1,000,712
United Kingdom.	1,823,403	—	—	1,823,403
United States	9,154	—	—	9,154
Short-Term Investment	7,487	—	—	7,487

TOTAL INVESTMENTS	$8,269,000	$—	$—	$8,269,000

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	530	$530	282,775	275,818	7,487	$7,487	$29	$—

TOTAL		$530				$7,487	$29	$—

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.9%
BRAZIL — 5.4%
AES Tiete Energia SA	7,726	$38,073
Ambev SA	34,580	210,959
Ambev SA ADR	181,961	1,108,142
Banco Bradesco SA	9,453	82,488
Banco Bradesco SA Preference Shares	35,200	321,463
Banco do Brasil SA	24,137	169,390
Banco Santander Brasil SA	4,036	27,330
BB Seguridade Participacoes SA	30,684	282,204
BM&FBovespa SA	8,061	41,709
BR Malls Participacoes SA (a)	5,234	19,816
Braskem SA Class A, Preference Shares	2,422	18,719
BRF SA	1,134	19,309
BRF SA ADR	5,872	100,176
CCR SA	3,790	19,762
Centrais Eletricas Brasileiras SA ADR (a)	2,641	19,451
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	490	3,600
CETIP SA — Mercados Organizados	8,370	110,472
Cia Brasileira de Distribuicao ADR	2,709	44,401
Cia Brasileira de Distribuicao Preference Shares	532	8,695
Cia de Saneamento Basico do Estado de Sao Paulo	434	4,033
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,290	21,205
Cia Energetica de Minas Gerais ADR	26,070	67,521
Cia Energetica de Minas Gerais Preference Shares	4,886	12,904
Cia Energetica de Sao Paulo Class B, Preference Shares	1,288	5,828
Cia Paranaense de Energia ADR	1,813	18,801
Cia Paranaense de Energia Preference Shares	406	4,203
Cia Siderurgica Nacional SA (a)	1,232	3,447
Cia Siderurgica Nacional SA ADR (a)	6,176	17,046
Cielo SA	64,952	649,950
Cosan SA Industria e Comercio	650	7,545
CPFL Energia SA ADR	572	8,466
Duratex SA	3,346	8,857
EDP — Energias do Brasil SA	3,406	15,076
Embraer SA	980	4,226
Embraer SA ADR	1,617	27,909
Engie Brasil Energia SA	5,684	67,357
Equatorial Energia SA	1,692	26,207
Fibria Celulose SA ADR	1,029	7,275
Gerdau SA Preference Shares	22,847	62,306
Hypermarcas SA	982	8,424
Itau Unibanco Holding SA Preference Shares	5,334	58,317
Itau Unibanco Holding SA Preference Shares ADR	27,548	301,375
Itausa — Investimentos Itau SA Preference Shares	183,521	471,110
JBS SA	14,692	53,453
Klabin SA	2,404	12,609
Kroton Educacional SA	8,220	37,421

Localiza Rent a Car SA	700	8,545
Lojas Americanas SA	700	3,090
Lojas Americanas SA Preference Shares	1,680	10,440
Lojas Renner SA	22,510	169,543
M Dias Branco SA	1,270	51,952
Multiplan Empreendimentos Imobiliarios SA	200	3,891
Natura Cosmeticos SA	604	5,806
Odontoprev SA	12,698	50,536
Petroleo Brasileiro SA (a)	9,758	45,473
Petroleo Brasileiro SA ADR (a)	25,995	242,533
Petroleo Brasileiro SA Preference Shares (a)	19,820	82,785
Petroleo Brasileiro SA Preference Shares ADR (a)	42,895	356,457
Porto Seguro SA	916	8,408
Qualicorp SA	746	4,404
Raia Drogasil SA	5,538	112,981
Rumo Logistica Operadora Multimodal SA (a)	6,735	13,102
Sul America SA	9,640	48,158
Suzano Papel e Celulose SA Class A, Preference Shares	1,300	4,189
Telefonica Brasil SA ADR	3,584	51,860
Telefonica Brasil SA Preference Shares	644	9,307
Tim Participacoes SA	1,806	4,392
Tim Participacoes SA ADR	1,771	21,677
TOTVS SA	7,247	67,767
Transmissora Alianca de Energia Eletrica SA	517	3,339
Ultrapar Participacoes SA	378	8,268
Ultrapar Participacoes SA ADR	1,888	41,328
Vale SA	2,338	12,817
Vale SA ADR	12,161	66,885
Vale SA Preference Shares	4,424	20,970
Vale SA Preference Shares ADR	23,085	108,730
WEG SA	1,800	9,784

		6,278,447

CHILE — 1.4%
AES Gener SA	143,953	47,380
Aguas Andinas SA Class A	428,012	274,407
Banco de Chile	703,640	78,468
Banco de Chile ADR	6,145	413,558
Banco de Credito e Inversiones	1,429	64,563
Banco Santander Chile	90,118	4,656
Banco Santander Chile ADR	1,113	23,028
Cencosud SA	2,352	7,051
Cencosud SA ADR	3,615	32,571
Cia Cervecerias Unidas SA	1,680	16,943
Cia Cervecerias Unidas SA ADR	4,623	93,338
Colbun SA	937,480	186,511
Embotelladora Andina SA Class B, Preference Shares	1,220	4,664
Empresa Nacional de Electricidad SA	21,084	13,952
Empresa Nacional de Electricidad SA ADR	3,669	72,793
Empresa Nacional de Telecomunicaciones SA (a)	1,189	11,605
Empresas CMPC SA	14,649	29,102

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Empresas COPEC SA	7,669	$71,582
Endesa Americas SA	21,728	9,794
Endesa Americas SA ADR (b)	4,034	55,266
Enersis Americas SA ADR (b)	2,953	24,185
Enersis Chile SA	30,114	2,774
Enersis Chile SA ADR	2,953	14,027
Enersis SA	23,688	3,866
Itau CorpBanca ADR	852	11,349
Latam Airlines Group SA (a)	616	4,943
Latam Airlines Group SA ADR (a)	4,347	35,298
SACI Falabella	8,176	59,831
Sociedad Quimica y Minera de Chile SA ADR	665	17,888
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	84	2,269

		1,687,662

CHINA — 25.9%
3SBio, Inc. (a) (c)	63,390	71,760
58.com, Inc. ADR (a)	104	4,957
AAC Technologies Holdings, Inc.	52,500	527,643
Agricultural Bank of China, Ltd. Class H	915,000	391,673
Air China, Ltd. Class H	26,000	17,465
Alibaba Group Holding, Ltd. ADR (a)	26,410	2,793,914
Aluminum Corp. of China, Ltd. Class H (a)	74,000	26,810
Anhui Conch Cement Co., Ltd. Class H	14,000	38,358
ANTA Sports Products, Ltd.	84,000	227,980
AviChina Industry & Technology Co., Ltd. Class H	4,000	2,692
Baidu, Inc. ADR (a)	11,310	2,059,212
Bank of China, Ltd. Class H	2,781,071	1,269,347
Bank of Communications Co., Ltd. Class H	286,000	217,931
Beijing Capital International Airport Co., Ltd. Class H	104,000	117,866
Beijing Enterprises Holdings, Ltd.	9,500	48,137
Beijing Enterprises Water Group, Ltd. (a)	86,000	58,102
Belle International Holdings, Ltd.	288,000	197,546
Brilliance China Automotive Holdings, Ltd.	124,000	139,093
Byd Co., Ltd. Class H (a)	1,500	9,844
CGN Power Co., Ltd. Class H (c)	63,100	18,631
China Cinda Asset Management Co., Ltd. Class H	97,000	34,268
China CITIC Bank Corp., Ltd. Class H	318,000	211,154
China Coal Energy Co., Ltd. Class H (a)	34,000	18,368
China Communications Construction Co., Ltd. Class H	80,000	84,064
China Communications Services Corp., Ltd. Class H	276,000	172,590
China Conch Venture Holdings, Ltd.	6,500	12,672
China Construction Bank Corp. Class H	2,468,394	1,829,984
China COSCO Holdings Co., Ltd. Class H (a)	16,500	5,616
China Everbright Bank Co., Ltd. Class H	284,274	132,315
China Everbright International, Ltd.	7,000	8,321
China Everbright, Ltd.	12,000	24,539
China Evergrande Group	56,000	37,834

China Galaxy Securities Co., Ltd. Class H	24,334	22,182
China Huishan Dairy Holdings Co., Ltd.	704,393	263,377
China Jinmao Holdings Group, Ltd.	34,000	10,477
China Life Insurance Co., Ltd. Class H	69,000	177,928
China Longyuan Power Group Corp., Ltd. Class H	33,000	26,805
China Medical System Holdings, Ltd.	116,939	196,608
China Mengniu Dairy Co., Ltd.	111,000	206,087
China Merchants Bank Co., Ltd. Class H	73,000	183,913
China Merchants Port Holdings Co., Ltd.	22,607	60,190
China Minsheng Banking Corp., Ltd. Class H	156,300	180,161
China Mobile, Ltd.	248,497	3,006,910
China National Building Material Co., Ltd. Class H	136,000	60,320
China Oilfield Services, Ltd. Class H	30,000	26,032
China Overseas Land & Investment, Ltd.	152,000	515,424
China Pacific Insurance Group Co., Ltd. Class H	22,000	81,267
China Petroleum & Chemical Corp. Class H	808,395	588,894
China Power International Development, Ltd.	52,000	19,979
China Railway Construction Corp., Ltd. Class H	43,500	49,356
China Railway Group, Ltd. Class H	77,000	55,596
China Resources Beer Holdings Co., Ltd. (a)	48,092	102,063
China Resources Gas Group, Ltd.	48,000	164,003
China Resources Land, Ltd.	20,444	56,936
China Resources Power Holdings Co., Ltd.	48,267	83,142
China Shenhua Energy Co., Ltd. Class H	62,000	121,187
China Shipping Container Lines Co., Ltd. Class H (a)	29,000	6,207
China Southern Airlines Co., Ltd. Class H	18,000	10,095
China State Construction International Holdings, Ltd.	50,000	65,756
China Taiping Insurance Holdings Co., Ltd. (a)	21,810	43,024
China Telecom Corp., Ltd. Class H	192,000	96,793
China Unicom Hong Kong, Ltd.	124,000	148,846
China Vanke Co., Ltd. Class H	11,028	28,580
Chongqing Changan Automobile Co., Ltd. Class B	43,100	70,241
Chongqing Rural Commercial Bank Co., Ltd. Class H	72,000	44,374
CITIC Securities Co., Ltd. Class H	14,500	30,772
CITIC, Ltd.	57,000	81,282
CNOOC, Ltd.	273,000	338,612
COSCO SHIPPING Ports, Ltd.	56,173	57,578
Country Garden Holdings Co., Ltd.	87,266	46,019
CRRC Corp., Ltd. Class H	39,000	35,199
CSPC Pharmaceutical Group, Ltd.	178,000	178,093
Ctrip.com International, Ltd. ADR (a)	488	22,726
Dongfeng Motor Group Co., Ltd. Class H	132,000	131,899

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

ENN Energy Holdings, Ltd.	12,000	$58,407
Fang Holdings, Ltd. ADR (a)	1,337	6,003
Far East Horizon, Ltd.	11,000	10,382
Fosun International, Ltd.	25,500	38,270
Geely Automobile Holdings, Ltd.	30,000	26,767
GF Securities Co., Ltd. Class H	14,000	29,603
GOME Electrical Appliances Holding, Ltd.	174,000	21,313
Great Wall Motor Co., Ltd. Class H	155,500	151,371
Guangdong Investment, Ltd.	370,000	587,729
Guangzhou Automobile Group Co., Ltd. Class H	12,000	15,426
Guangzhou R&F Properties Co., Ltd. Class H	18,400	28,943
Haitian International Holdings, Ltd.	25,000	49,188
Haitong Securities Co., Ltd. Class H	20,400	34,509
Hengan International Group Co., Ltd.	52,374	434,202
Huadian Power International Corp., Ltd. Class H	40,000	17,947
Huaneng Power International, Inc. Class H	84,000	52,527
Huaneng Renewables Corp., Ltd. Class H	38,000	13,229
Huatai Securities Co., Ltd. Class H (c)	11,443	23,164
Industrial & Commercial Bank of China, Ltd. Class H	2,185,448	1,366,618
JD.com, Inc. ADR (a)	1,882	49,101
Jiangsu Expressway Co., Ltd. Class H	212,000	293,019
Jiangxi Copper Co., Ltd. Class H	27,000	30,843
Kingsoft Corp., Ltd.	2,000	4,729
Kunlun Energy Co., Ltd.	26,000	19,912
Lenovo Group, Ltd.	310,915	206,049
Longfor Properties Co., Ltd.	20,500	31,453
Luye Pharma Group, Ltd. (a)	41,500	27,182
NetEase, Inc. ADR	3,802	915,446
New China Life Insurance Co., Ltd. Class H .	10,100	44,601
New Oriental Education & Technology Group, Inc. ADR (a)	5,783	268,100
People’s Insurance Co. Group of China, Ltd. Class H	130,000	52,966
PetroChina Co., Ltd. Class H	458,000	300,572
PICC Property & Casualty Co., Ltd. Class H .	190,180	314,844
Ping An Insurance Group Co. of China, Ltd. Class H	41,500	215,099
Qunar Cayman Islands, Ltd. ADR (a)	5	145
Semiconductor Manufacturing International Corp. (a)	1,708,000	191,590
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	44,000	29,500
Shanghai Electric Group Co., Ltd. Class H (a)	36,000	16,988
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	4,661
Shanghai Industrial Holdings, Ltd.	11,000	31,627
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	91,027	152,834
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	36,200	97,548

Shenzhou International Group Holdings, Ltd.	86,000	598,766
Shui On Land, Ltd.	41,000	11,154
Sino-Ocean Group Holding, Ltd.	58,000	26,697
Sinopec Engineering Group Co., Ltd. Class H	55,741	47,936
Sinopec Shanghai Petrochemical Co., Ltd. Class H	26,000	13,107
Sinopharm Group Co., Ltd. Class H	21,200	101,819
Sinotrans, Ltd. Class H	13,000	6,302
SOHO China, Ltd.	22,000	11,885
Sunac China Holdings, Ltd.	32,889	23,662
TAL Education Group ADR (a)	3,195	226,334
Tencent Holdings, Ltd.	115,627	3,175,440
Tingyi Cayman Islands Holding Corp.	18,000	20,841
TravelSky Technology, Ltd. Class H	99,000	234,865
Tsingtao Brewery Co., Ltd. Class H	24,000	93,451
Vipshop Holdings, Ltd. ADR (a)	1,233	18,088
Want Want China Holdings, Ltd.	273,000	168,954
Weichai Power Co., Ltd. Class H	10,000	13,409
Yanzhou Coal Mining Co., Ltd. Class H	30,000	20,191
YY, Inc. ADR (a)	2,963	157,869
Zhejiang Expressway Co., Ltd. Class H	306,000	322,730
Zhuzhou CRRC Times Electric Co., Ltd.	17,000	88,113
Zijin Mining Group Co., Ltd. Class H	38,000	12,200
ZTE Corp. Class H	43,280	62,945

		30,226,784

COLOMBIA — 0.3%
Bancolombia SA ADR	833	32,520
Bancolombia SA Preference Shares	714	6,927
Cementos Argos SA	1,555	6,198
Corp. Financiera Colombiana SA	6,912	90,864
Ecopetrol SA (a)	9,534	4,138
Ecopetrol SA ADR (a)	2,487	21,786
Grupo Argos SA	2,627	16,984
Grupo Aval Acciones y Valores SA Preference Shares	32,251	14,110
Grupo de Inversiones Suramericana SA	2,045	26,713
Grupo de Inversiones Suramericana SA Preference Shares	12,701	164,496
Interconexion Electrica SA ESP	2,436	8,247

		392,983

CZECH REPUBLIC — 0.2%
CEZ A/S	3,067	54,669
Komercni banka A/S	3,537	122,430
O2 Czech Republic A/S	8,410	81,738

		258,837

EGYPT — 0.2%
Commercial International Bank Egypt SAE GDR	70,850	279,503
Talaat Moustafa Group	20,698	12,587

		292,090

GREECE — 0.2%
Alpha Bank AE (a)	27,816	46,264
Eurobank Ergasias SA (a)	34,655	19,784
FF Group (a)	440	10,928
Hellenic Telecommunications Organization SA	2,093	18,347

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

JUMBO SA	549	$6,848
National Bank of Greece SA (a)	116,558	24,102
OPAP SA	8,092	68,385
Piraeus Bank SA (a)	175,379	26,410
Titan Cement Co. SA	282	6,649

		227,717

HONG KONG — 0.7%
Alibaba Pictures Group, Ltd. (a)	10,000	2,089
China Gas Holdings, Ltd.	30,000	47,576
GCL-Poly Energy Holdings, Ltd.	169,000	22,443
Haier Electronics Group Co., Ltd.	77,000	127,275
Hanergy Thin Film Power Group, Ltd. (a) (d)	598,000	—
Nine Dragons Paper Holdings, Ltd.	14,000	13,087
Shimao Property Holdings, Ltd.	28,500	38,583
Sino Biopharmaceutical, Ltd.	506,000	339,902
Sun Art Retail Group, Ltd.	342,832	236,483

		827,438

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	2,597	160,248
OTP Bank PLC	1,765	46,208
Richter Gedeon Nyrt	10,754	217,803

		424,259

INDIA — 8.2%
ACC, Ltd.	193	4,638
Adani Ports & Special Economic Zone, Ltd.	3,747	14,449
Ambuja Cements, Ltd.	2,581	9,759
Apollo Hospitals Enterprise, Ltd.	134	2,643
Ashok Leyland, Ltd.	1,669	1,995
Asian Paints, Ltd.	12,423	216,572
Aurobindo Pharma, Ltd.	12,213	156,918
Axis Bank, Ltd.	9,996	81,276
Bajaj Auto, Ltd.	3,803	161,510
Bajaj Finance, Ltd.	200	3,172
Bharat Forge, Ltd.	3,347	45,786
Bharat Heavy Electricals, Ltd.	7,216	14,599
Bharat Petroleum Corp., Ltd.	11,285	103,833
Bharti Airtel, Ltd.	7,051	33,253
Bharti Infratel, Ltd.	16,500	90,529
Bosch, Ltd.	215	73,619
Cadila Healthcare, Ltd.	9,788	57,011
Cairn India, Ltd.	13,730	41,254
Cipla, Ltd.	13,449	117,169
Coal India, Ltd.	37,245	180,295
Container Corp. Of India, Ltd.	1,332	27,596
Dabur India, Ltd.	82,310	335,273
Divi’s Laboratories, Ltd.	10,450	202,596
Dr Reddy’s Laboratories, Ltd.	924	43,125
Dr Reddy’s Laboratories, Ltd. ADR	4,849	225,091
Eicher Motors, Ltd.	522	194,655
GAIL India, Ltd.	490	2,757
GAIL India, Ltd. GDR	616	20,852
GlaxoSmithKline Consumer Healthcare, Ltd.	543	49,214
Glenmark Pharmaceuticals, Ltd.	271	3,759
Godrej Consumer Products, Ltd.	3,961	94,394
Havells India, Ltd.	8,515	53,484

HCL Technologies, Ltd.	30,699	368,821
Hero MotoCorp, Ltd.	2,224	114,029
Hindalco Industries, Ltd.	29,188	66,942
Hindustan Unilever, Ltd.	33,391	435,242
Housing Development Finance Corp., Ltd.	6,189	129,529
ICICI Bank, Ltd.	1,722	6,522
ICICI Bank, Ltd. ADR	3,989	29,798
Idea Cellular, Ltd.	8,042	9,554
Indiabulls Housing Finance, Ltd.	1,692	21,027
Infosys, Ltd.	16,509	256,896
Infosys, Ltd. ADR	67,767	1,069,363
ITC, Ltd.	148,689	538,992
JSW Steel, Ltd.	716	18,597
Larsen & Toubro, Ltd.	252	5,424
Larsen & Toubro, Ltd. GDR	1,185	25,359
LIC Housing Finance, Ltd.	1,712	14,883
Lupin, Ltd.	7,940	177,243
Mahindra & Mahindra Financial Services, Ltd.	1,058	5,789
Mahindra & Mahindra, Ltd.	336	7,094
Mahindra & Mahindra, Ltd. GDR	1,920	40,704
Marico, Ltd.	27,083	112,066
Maruti Suzuki India, Ltd.	3,683	302,987
Motherson Sumi Systems, Ltd.	13,123	62,678
Nestle India, Ltd.	937	90,531
NTPC, Ltd.	15,945	35,444
Oil & Natural Gas Corp., Ltd.	12,068	46,519
Piramal Enterprises, Ltd.	149	4,114
Power Finance Corp., Ltd.	19,301	34,874
Reliance Industries, Ltd.	1,960	31,902
Reliance Industries, Ltd. GDR (c)	5,123	168,034
Shree Cement, Ltd.	11	2,816
Shriram Transport Finance Co., Ltd.	991	17,305
Siemens, Ltd.	93	1,733
State Bank of India	4,046	15,268
State Bank of India GDR	2,110	78,598
Sun Pharmaceutical Industries, Ltd.	33,982	379,069
Tata Consultancy Services, Ltd.	28,339	1,034,642
Tata Motors, Ltd. (b)	2,800	22,493
Tata Motors, Ltd. (b)	6,710	34,316
Tata Motors, Ltd. ADR	2,872	114,823
Tata Power Co., Ltd.	8,054	9,121
Tata Steel, Ltd.	742	4,171
Tata Steel, Ltd. GDR	3,974	21,897
Tech Mahindra, Ltd.	18,562	117,051
Titan Co., Ltd.	11,123	66,006
UltraTech Cement, Ltd.	82	4,744
United Spirits, Ltd. (a)	35	1,297
UPL, Ltd.	11,940	120,844
Vedanta, Ltd.	15,209	39,302
Wipro, Ltd.	24,161	173,805
Wipro, Ltd. ADR	22,531	218,776
Yes Bank, Ltd.	1,565	29,492
Zee Entertainment Enterprises, Ltd.	18,967	155,756

		9,557,358

INDONESIA — 4.3%
Adaro Energy Tbk PT	284,500	26,268
AKR Corporindo Tbk PT	8,400	4,151

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Astra International Tbk PT	138,500	$87,551
Bank Central Asia Tbk PT	824,825	992,242
Bank Danamon Indonesia Tbk PT	58,400	18,123
Bank Mandiri Persero Tbk PT	364,800	313,061
Bank Negara Indonesia Persero Tbk PT	104,400	44,397
Bank Rakyat Indonesia Persero Tbk PT	461,200	431,127
Bumi Serpong Damai Tbk PT	51,700	8,715
Charoen Pokphand Indonesia Tbk PT	34,400	9,225
Global Mediacom Tbk PT	45,000	3,069
Gudang Garam Tbk PT	9,800	46,556
Hanjaya Mandala Sampoerna Tbk PT	623,400	188,677
Indocement Tunggal Prakarsa Tbk PT	62,600	83,220
Indofood CBP Sukses Makmur Tbk PT	175,000	127,050
Indofood Sukses Makmur Tbk PT	355,000	236,649
Jasa Marga Persero Tbk PT	59,100	20,831
Kalbe Farma Tbk PT	2,261,100	297,126
Lippo Karawaci Tbk PT	125,300	9,505
Matahari Department Store Tbk PT	104,900	148,496
Media Nusantara Citra Tbk PT	19,200	2,972
Perusahaan Gas Negara Persero Tbk	133,000	29,248
Semen Indonesia Persero Tbk PT	113,500	87,836
Summarecon Agung Tbk PT	40,300	5,419
Surya Citra Media Tbk PT	269,100	57,733
Telekomunikasi Indonesia Persero Tbk PT	3,200,821	1,057,048
Tower Bersama Infrastructure Tbk PT	116,606	54,501
Unilever Indonesia Tbk PT	169,200	577,569
United Tractors Tbk PT	17,700	24,005
Waskita Karya Persero Tbk PT	11,900	2,389
XL Axiata Tbk PT (a)	23,200	4,800

		4,999,559

MALAYSIA — 3.5%
AirAsia Bhd	10,400	7,016
Alliance Financial Group Bhd	6,900	6,207
AMMB Holdings Bhd	25,500	25,219
Astro Malaysia Holdings Bhd	6,700	4,423
Axiata Group Bhd	140,301	177,094
Berjaya Sports Toto Bhd	56,057	44,867
British American Tobacco Malaysia Bhd	6,300	74,860
CIMB Group Holdings Bhd	49,739	56,649
Dialog Group Bhd	8,000	2,824
DiGi.Com Bhd	136,400	164,254
Felda Global Ventures Holdings Bhd	17,200	9,732
Gamuda Bhd	7,800	9,242
Genting Bhd	21,600	41,419
Genting Malaysia Bhd	26,200	28,826
Genting Plantations Bhd	800	2,128
HAP Seng Consolidated Bhd	1,600	2,979
Hartalega Holdings Bhd	43,400	48,694
Hong Leong Bank Bhd	94,520	299,868
Hong Leong Financial Group Bhd	2,900	10,813
IHH Healthcare Bhd	324,700	497,002
IJM Corp. Bhd	27,600	21,423
IOI Corp. Bhd	13,700	14,742
IOI Properties Group Bhd	14,647	8,819
Kuala Lumpur Kepong Bhd	2,600	15,076
Lafarge Malaysia Bhd	1,300	2,490
Malayan Banking Bhd	238,365	432,291
Malaysia Airports Holdings Bhd	3,100	4,902

Maxis Bhd	245,700	365,980
MISC Bhd.	8,700	15,883
Petronas Chemicals Group Bhd	142,100	228,501
Petronas Dagangan Bhd	10,900	61,939
Petronas Gas Bhd	57,200	302,079
PPB Group Bhd	3,300	12,911
Public Bank Bhd	122,075	585,063
RHB Capital Bhd	13,138	14,773
SapuraKencana Petroleum Bhd (a)	55,800	21,184
Sime Darby Bhd	23,961	44,324
Telekom Malaysia Bhd	75,585	123,919
Tenaga Nasional Bhd	51,300	177,389
UMW Holdings Bhd	7,400	10,432
Westports Holdings Bhd	38,500	40,869
YTL Corp. Bhd	55,300	23,936
YTL Power International Bhd	17,800	6,887

		4,049,928

MEXICO — 2.3%
Alfa SAB de CV Class A Class A	19,310	30,192
America Movil SAB de CV Series L	369,700	211,465
Arca Continental SAB de CV	41,657	248,325
Cemex SAB de CV (a)	118,430	93,993
Coca-Cola Femsa SAB de CV Series L	8,524	64,150
El Puerto de Liverpool SAB de CV Series C1	33,462	351,400
Fibra Uno Administracion SA de CV REIT	25,750	47,127
Fomento Economico Mexicano SAB de CV .	7,197	66,472
Gentera SAB de CV	35,514	64,042
Gruma SAB de CV Class B	7,793	102,656
Grupo Aeroportuario del Pacifico SAB de CV Class B	15,605	148,450
Grupo Aeroportuario del Sureste SAB de CV Class B	11,136	163,569
Grupo Bimbo SAB de CV Series A	16,317	43,091
Grupo Carso SAB de CV Series A1	4,021	16,098
Grupo Comercial Chedraui SA de CV	2,642	5,785
Grupo Financiero Banorte SAB de CV Series O	17,657	92,767
Grupo Financiero Inbursa SAB de CV Series O	19,930	31,511
Grupo Financiero Santander Mexico SAB de CV Class B	16,983	29,871
Grupo Lala SAB de CV	22,039	42,054
Grupo Mexico SAB de CV Series B	31,479	77,065
Grupo Televisa SAB Series CPO	10,777	55,479
Industrias Penoles SAB de CV	1,223	29,453
Kimberly-Clark de Mexico SAB de CV Class A	4,530	10,266
Mexichem SAB de CV	8,384	18,801
OHL Mexico SAB de CV (a)	11,085	14,731
Promotora y Operadora de Infraestructura SAB de CV	8,827	94,890
Wal-Mart de Mexico SAB de CV	258,038	567,714

		2,721,417

NETHERLANDS — 0.1%
Steinhoff International Holdings NV	13,095	74,801

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

PERU — 0.5%
Cia de Minas Buenaventura SAA ADR (a)	4,216	$58,349
Credicorp, Ltd.	3,057	465,337
Southern Copper Corp.	380	9,994

		533,680

PHILIPPINES — 2.0%
Aboitiz Equity Ventures, Inc.	173,750	271,400
Aboitiz Power Corp.	287,800	270,916
Alliance Global Group, Inc.	20,000	6,557
Ayala Corp.	910	16,081
Ayala Land, Inc.	17,500	14,164
Bank of the Philippine Islands	140,870	305,008
BDO Unibank, Inc.	104,940	237,600
DMCI Holdings, Inc.	146,330	36,390
Energy Development Corp.	58,800	7,166
Globe Telecom, Inc.	130	5,469
GT Capital Holdings, Inc.	570	16,925
International Container Terminal Services, Inc.	15,150	24,055
JG Summit Holdings, Inc.	10,670	16,392
Jollibee Foods Corp.	58,870	299,843
Megaworld Corp.	89,000	8,662
Metro Pacific Investments Corp.	71,800	10,512
Metropolitan Bank & Trust Co.	70,751	124,447
PLDT, Inc.	10,449	368,877
Robinsons Land Corp.	34,900	22,310
Security Bank Corp.	5,720	28,497
SM Investments Corp.	1,145	15,902
SM Prime Holdings, Inc.	31,200	18,111
Universal Robina Corp.	52,780	193,728

		2,319,012

POLAND — 1.0%
Alior Bank SA (a)	568	6,887
Bank Handlowy w Warszawie SA	335	6,653
Bank Millennium SA (a)	12,970	19,011
Bank Pekao SA	5,337	172,492
Bank Zachodni WBK SA	1,131	91,917
CCC SA	95	4,393
Cyfrowy Polsat SA (a)	6,564	42,018
Enea SA (a)	5,971	13,276
Energa SA	5,148	10,088
Eurocash SA	4,501	49,980
Grupa Azoty SA	418	6,730
Grupa Lotos SA (a)	5,201	38,661
KGHM Polska Miedz SA	2,499	48,643
LPP SA	50	51,401
mBank SA (a)	189	16,876
Orange Polska SA	10,072	15,790
PGE Polska Grupa Energetyczna SA	72,234	191,562
Polski Koncern Naftowy Orlen SA	8,721	148,132
Polskie Gornictwo Naftowe i Gazownictwo SA	21,359	28,182
Powszechna Kasa Oszczednosci Bank Polski SA	12,104	82,573
Powszechny Zaklad Ubezpieczen SA	13,812	87,982
Synthos SA (a)	4,068	4,624
Tauron Polska Energia SA (a)	49,091	33,349

		1,171,220

QATAR — 1.4%
Barwa Real Estate Co.	4,357	40,496
Commercial Bank QSC	20,308	215,236
Doha Bank QSC	7,385	75,432
Ezdan Holding Group QSC	1,776	8,192
Industries Qatar QSC	5,233	155,180
Masraf Al Rayan QSC	4,769	46,485
Ooredoo QSC	1,058	27,888
Qatar Electricity & Water Co. QSC	6,140	359,937
Qatar Gas Transport Co., Ltd.	6,746	43,714
Qatar Insurance Co. SAQ	8,171	199,451
Qatar Islamic Bank SAQ	6,588	189,934
Qatar National Bank SAQ	4,788	205,087
Vodafone Qatar QSC (a)	5,298	15,856

		1,582,888

ROMANIA — 0.1%
New Europe Property Investments PLC	10,464	118,328

RUSSIA — 3.3%
AK Transneft OAO Preference Shares	75	160,779
Alrosa PAO	4,869	6,683
Gazprom PJSC ADR	162,789	685,342
Lukoil PJSC ADR	14,836	722,365
Magnit PJSC GDR	12,188	508,118
MegaFon PJSC GDR	3,564	34,036
MMC Norilsk Nickel PJSC ADR	2,287	36,546
Mobile TeleSystems PJSC ADR	20,379	155,492
Moscow Exchange MICEX-RTS PJSC (a)	8,467	17,055
Novatek OJSC GDR	258	28,380
PhosAgro PJSC GDR	331	4,270
Rosneft PJSC (e)	16,110	87,834
Rosneft PJSC GDR	25,472	139,077
Rostelecom PJSC ADR	2,340	17,550
RusHydro PJSC ADR	20,683	24,613
Sberbank of Russia PJSC ADR (b)	6,842	64,452
Sberbank of Russia PJSC ADR (b)	35,974	337,364
Severstal PJSC GDR	750	9,052
Sistema PJSC FC GDR	2,193	16,272
Surgutneftegas OJSC ADR (b)	42,636	205,079
Surgutneftegas OJSC ADR (b)	38,521	180,278
Tatneft PJSC ADR (b)	1,551	47,864
Tatneft PJSC ADR (b)	8,232	253,381
VTB Bank PJSC (a) (e)	41,660,000	47,201
VTB Bank PJSC GDR	36,980	82,317

		3,871,400

SOUTH AFRICA — 4.9%
African Bank Investments, Ltd. (a) (d)	1,693	—
Anglo American Platinum, Ltd. (a)	207	5,817
AngloGold Ashanti, Ltd. (a)	1,963	31,654
Aspen Pharmacare Holdings, Ltd.	1,195	26,939
Barclays Africa Group, Ltd.	5,838	64,106
Bid Corp., Ltd.	15,771	297,213
Bidvest Group, Ltd.	15,717	184,678
Brait SE (a)	1,817	14,598
Capitec Bank Holdings, Ltd.	1,407	65,726
Coronation Fund Managers, Ltd.	10,580	54,042
Discovery, Ltd.	11,400	93,679
Exxaro Resources, Ltd.	2,381	14,650

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

FirstRand, Ltd.	146,910	$507,461
Fortress Income Fund, Ltd.	2,132	5,078
Fortress Income Fund, Ltd. Class A	76,200	90,046
Foschini Group, Ltd.	7,055	71,570
Gold Fields, Ltd.	5,718	27,860
Growthpoint Properties, Ltd. REIT	10,582	19,477
Hyprop Investments, Ltd.	1,472	12,934
Impala Platinum Holdings, Ltd. (a)	6,504	32,872
Imperial Holdings, Ltd.	2,668	32,422
Investec, Ltd.	1,083	6,645
Liberty Holdings, Ltd.	4,494	38,109
Life Healthcare Group Holdings, Ltd.	38,156	105,079
Massmart Holdings, Ltd.	4,655	40,185
MMI Holdings, Ltd.	12,243	19,943
Mondi, Ltd.	4,233	88,830
Mr. Price Group, Ltd.	11,407	125,880
MTN Group, Ltd.	18,077	154,410
Naspers, Ltd. Class N	455	78,591
Nedbank Group, Ltd.	3,124	50,513
Netcare, Ltd.	33,677	82,360
Pick n Pay Stores, Ltd.	41,107	205,008
Pioneer Foods Group, Ltd.	458	5,791
PSG Group, Ltd.	2,968	43,372
Rand Merchant Investment Holdings, Ltd.	2,723	8,198
Redefine Properties, Ltd. REIT	22,173	18,430
Remgro, Ltd.	2,451	40,916
Resilient REIT, Ltd.	9,980	83,200
RMB Holdings, Ltd.	32,099	137,091
Sanlam, Ltd.	53,900	250,073
Sappi, Ltd. (a)	6,026	31,113
Sasol, Ltd.	20,517	560,996
Shoprite Holdings, Ltd.	17,102	238,026
Sibanye Gold, Ltd.	4,725	16,995
SPAR Group, Ltd.	14,851	207,593
Standard Bank Group, Ltd.	55,673	569,513
Telkom SA SOC, Ltd.	2,895	12,735
Tiger Brands, Ltd.	6,838	189,080
Truworths International, Ltd.	21,380	110,388
Tsogo Sun Holdings, Ltd.	2,384	5,399
Vodacom Group, Ltd.	33,112	371,158
Woolworths Holdings, Ltd.	33,166	186,412

		5,734,854

SOUTH KOREA — 13.5%
Amorepacific Corp.	1,386	489,539
Amorepacific Corp. Preference Shares	336	64,677
AMOREPACIFIC Group	647	97,225
BGF retail Co., Ltd.	427	74,827
BNK Financial Group, Inc.	5,347	41,655
Celltrion, Inc. (a)	86	8,308
Cheil Worldwide, Inc.	4,193	60,914
CJ CheilJedang Corp.	237	78,114
CJ Corp.	209	35,297
CJ E&M Corp.	78	5,382
CJ Korea Express Corp. (a)	253	49,504
Coway Co., Ltd.	2,725	236,042
Daelim Industrial Co., Ltd.	353	26,571
Daewoo Engineering & Construction Co., Ltd. (a)	1,280	7,392

DGB Financial Group, Inc.	4,643	38,068
Dongbu Insurance Co., Ltd.	6,828	422,817
Dongsuh Cos., Inc.	104	2,762
Doosan Heavy Industries & Construction Co., Ltd.	1,227	28,799
E-MART, Inc.	642	91,810
GS Engineering & Construction Corp. (a)	810	21,586
GS Holdings Corp.	590	28,660
GS Retail Co., Ltd.	132	5,897
Hana Financial Group, Inc.	8,436	213,322
Hankook Tire Co., Ltd.	1,041	56,145
Hanmi Pharm Co., Ltd.	7	3,229
Hanmi Science Co., Ltd.	10	1,035
Hanon Systems.	6,099	68,668
Hanssem Co., Ltd.	423	67,597
Hanwha Chemical Corp.	1,210	26,587
Hanwha Corp.	2,026	64,477
Hanwha Life Insurance Co., Ltd.	4,670	24,424
Hotel Shilla Co., Ltd.	70	3,845
Hyosung Corp.	374	44,146
Hyundai Department Store Co., Ltd.	153	16,462
Hyundai Development Co-Engineering & Construction	206	9,595
Hyundai Engineering & Construction Co., Ltd.	1,402	49,965
Hyundai Glovis Co., Ltd.	192	31,554
Hyundai Heavy Industries Co., Ltd. (a)	962	120,539
Hyundai Marine & Fire Insurance Co., Ltd.	10,574	348,034
Hyundai Mobis Co., Ltd.	2,840	709,130
Hyundai Motor Co.	3,183	391,607
Hyundai Motor Co. GDR	202	9,141
Hyundai Motor Co. Preference Shares (b)	1,139	109,107
Hyundai Motor Co. Preference Shares (b)	670	61,139
Hyundai Steel Co.	1,575	72,647
Hyundai Wia Corp.	239	18,793
Industrial Bank of Korea	6,800	73,782
Kakao Corp.	523	38,845
Kangwon Land, Inc.	11,142	397,585
KB Financial Group, Inc.	1,400	48,114
KB Financial Group, Inc. ADR	7,202	246,380
KCC Corp.	76	27,292
KEPCO Plant Service & Engineering Co., Ltd.	1,028	53,951
Kia Motors Corp.	7,253	277,581
Korea Aerospace Industries, Ltd.	138	9,560
Korea Electric Power Corp.	1,372	67,270
Korea Electric Power Corp. ADR	14,282	348,195
Korea Gas Corp.	938	37,644
Korea Investment Holdings Co., Ltd.	604	22,348
Korea Zinc Co., Ltd.	75	32,755
Korean Air Lines Co., Ltd. (a)	1,211	38,430
KT Corp. ADR	6,173	99,077
KT&G Corp.	8,038	912,289
Kumho Petrochemical Co., Ltd.	181	11,488
LG Chem, Ltd.	377	82,667

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

LG Chem, Ltd. Preference Shares	108	$16,131
LG Corp.	849	49,875
LG Display Co., Ltd.	994	25,361
LG Display Co., Ltd. ADR	10,402	132,313
LG Electronics, Inc.	2,332	101,424
LG Household & Health Care, Ltd.	323	280,079
LG Household & Health Care, Ltd. Preference Shares	93	43,488
LG Innotek Co., Ltd.	218	15,499
LG Uplus Corp.	3,917	41,789
Lotte Chemical Corp.	182	49,245
Lotte Chilsung Beverage Co., Ltd.	4	5,811
Lotte Confectionery Co., Ltd.	325	51,936
Lotte Shopping Co., Ltd.	368	68,999
Mirae Asset Daewoo Co., Ltd.	2,913	20,657
Mirae Asset Securities Co., Ltd.	556	11,485
NAVER Corp.	1,217	975,722
NCSoft Corp.	435	116,714
NH Investment & Securities Co., Ltd.	1,072	9,704
OCI Co., Ltd. (a)	161	13,668
Orion Corp.	68	51,061
Ottogi Corp.	4	2,724
Paradise Co., Ltd.	279	4,028
POSCO	252	51,940
POSCO ADR	5,187	264,952
Posco Daewoo Corp.	858	19,087
S-1 Corp.	3,648	336,198
S-Oil Corp.	512	37,749
Samsung C&T Corp.	232	31,387
Samsung Card Co., Ltd.	333	15,148
Samsung Electro-Mechanics Co., Ltd.	602	26,729
Samsung Electronics Co., Ltd.	280	406,265
Samsung Electronics Co., Ltd. GDR (b)	2,877	2,078,633
Samsung Electronics Co., Ltd. GDR (b)	642	374,286
Samsung Electronics Co., Ltd. Preference Shares	56	65,592
Samsung Fire & Marine Insurance Co., Ltd.	1,251	317,478
Samsung Heavy Industries Co., Ltd. (a)	3,449	29,343
Samsung Life Insurance Co., Ltd.	3,497	334,983
Samsung SDI Co., Ltd.	504	43,932
Samsung SDS Co., Ltd.	186	26,008
Samsung Securities Co., Ltd.	417	13,100
Shinhan Financial Group Co., Ltd.	1,260	45,934
Shinhan Financial Group Co., Ltd. ADR	6,376	232,341
Shinsegae, Inc.	88	14,502
SK Holdings Co., Ltd.	1,529	294,319
SK Hynix, Inc.	13,736	501,373
SK Innovation Co., Ltd.	941	137,987
SK Networks Co., Ltd.	4,814	29,242
SK Telecom Co., Ltd.	266	54,584
SK Telecom Co., Ltd. ADR	12,403	280,308
Woori Bank	6,872	71,132
Yuhan Corp.	837	210,893

		15,695,425

TAIWAN — 14.0%
Acer, Inc. (a)	89,258	41,432
Advanced Semiconductor Engineering, Inc.	89,000	106,759

Advantech Co., Ltd.	32,867	282,057
Asia Cement Corp.	221,200	193,357
Asia Pacific Telecom Co., Ltd. (a)	9,000	2,986
Asustek Computer, Inc.	21,000	187,252
AU Optronics Corp.	304,000	111,531
Casetek Holdings, Ltd.	1,000	3,637
Catcher Technology Co., Ltd.	23,000	186,741
Cathay Financial Holding Co., Ltd.	80,100	102,471
Chailease Holding Co., Ltd.	4,160	7,379
Chang Hwa Commercial Bank, Ltd.	72,081	36,908
Cheng Shin Rubber Industry Co., Ltd.	13,000	27,331
Chicony Electronics Co., Ltd.	109,756	277,668
China Airlines, Ltd.	396,000	118,122
China Development Financial Holding Corp.	236,000	60,232
China Life Insurance Co., Ltd.	64,772	59,202
China Steel Corp.	102,440	72,225
Chunghwa Telecom Co., Ltd.	169,540	597,667
Compal Electronics, Inc.	132,000	81,485
CTBC Financial Holding Co., Ltd.	200,649	116,502
Delta Electronics, Inc.	93,623	498,797
E.Sun Financial Holding Co., Ltd.	104,948	59,764
Eclat Textile Co., Ltd.	6,137	73,224
Eva Airways Corp.	100,718	45,948
Evergreen Marine Corp. Taiwan, Ltd. (a)	12,000	4,632
Far Eastern New Century Corp.	66,560	49,795
Far EasTone Telecommunications Co., Ltd.	243,449	574,731
Feng TAY Enterprise Co., Ltd.	11,468	50,854
First Financial Holding Co., Ltd.	682,136	362,335
Formosa Chemicals & Fibre Corp.	25,000	67,235
Formosa Petrochemical Corp.	73,000	219,381
Formosa Plastics Corp.	80,000	198,561
Formosa Taffeta Co., Ltd.	96,000	90,960
Foxconn Technology Co., Ltd.	81,892	239,833
Fubon Financial Holding Co., Ltd.	82,000	121,121
Giant Manufacturing Co., Ltd.	10,000	70,505
Hermes Microvision, Inc.	1,000	43,228
Highwealth Construction Corp.	9,500	14,699
Hiwin Technologies Corp.	1,000	5,216
Hon Hai Precision Industry Co., Ltd.	834,163	2,102,339
Hotai Motor Co., Ltd.	1,000	11,692
HTC Corp. (a)	8,000	22,230
Hua Nan Financial Holdings Co., Ltd.	581,152	297,570
Innolux Corp.	315,751	106,776
Inotera Memories, Inc. (a)	33,000	29,057
Inventec Corp.	58,000	47,369
Largan Precision Co., Ltd.	4,000	482,366
Lite-On Technology Corp.	251,952	362,509
MediaTek, Inc.	10,877	83,107
Mega Financial Holding Co., Ltd.	116,657	82,062
Merida Industry Co., Ltd.	9,000	42,494
Nan Ya Plastics Corp.	26,000	51,427
Nanya Technology Corp.	33,000	41,322
Nien Made Enterprise Co., Ltd.	5,000	64,363
Novatek Microelectronics Corp.	23,000	81,080
OBI Pharma, Inc. (a)	1,000	12,458
Pegatron Corp.	48,000	123,424
Phison Electronics Corp.	5,000	37,964

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Pou Chen Corp.	25,000	$35,173
Powertech Technology, Inc.	25,000	64,842
President Chain Store Corp.	58,000	460,736
Quanta Computer, Inc.	72,000	150,223
Realtek Semiconductor Corp.	3,000	9,858
Ruentex Development Co., Ltd. (a)	25,536	31,079
Ruentex Industries, Ltd.	26,000	41,805
Shin Kong Financial Holding Co., Ltd. (a)	103,936	22,846
Siliconware Precision Industries Co., Ltd.	10,300	15,444
Simplo Technology Co., Ltd.	12,000	39,432
SinoPac Financial Holdings Co., Ltd.	217,199	64,095
Standard Foods Corp.	24,085	61,700
Synnex Technology International Corp.	182,900	202,473
Taishin Financial Holding Co., Ltd.	108,899	40,474
Taiwan Business Bank	227,549	57,857
Taiwan Cement Corp.	73,000	83,025
Taiwan Cooperative Financial Holding Co., Ltd.	1,056,598	466,858
Taiwan Fertilizer Co., Ltd.	10,000	13,399
Taiwan Mobile Co., Ltd.	202,542	726,930
Taiwan Semiconductor Manufacturing Co., Ltd.	622,495	3,624,295
Teco Electric and Machinery Co., Ltd.	13,000	11,198
Transcend Information, Inc.	50,000	145,954
Uni-President Enterprises Corp.	31,164	58,460
United Microelectronics Corp.	251,000	92,487
Vanguard International Semiconductor Corp.	4,000	7,478
Wistron Corp.	90,914	67,579
WPG Holdings, Ltd.	91,000	107,706
Yuanta Financial Holding Co., Ltd.	175,466	62,695
Yulon Motor Co., Ltd.	7,000	6,152
Zhen Ding Technology Holding, Ltd.	4,000	8,767

		16,326,392

THAILAND — 3.0%
Advanced Info Service PCL (b)	9,800	45,253
Advanced Info Service PCL (b) (e)	50,700	234,113
Airports of Thailand PCL NVDR	16,500	190,000
Bangkok Bank PCL NVDR	2,800	13,131
Bangkok Dusit Medical Services PCL (b)	64,400	40,517
Bangkok Dusit Medical Services PCL (b) (e)	337,492	212,333
Bangkok Expressway & Metro PCL (b)	121,800	24,255
Bangkok Expressway & Metro PCL (b) (e)	651,833	129,802
Banpu PCL (b)	2,800	1,269
Banpu PCL (b) (e)	34,925	15,825
BEC World PCL (b)	8,400	5,333
BEC World PCL (b) (e)	42,300	26,857
BTS Group Holdings PCL (b)	184,800	46,133
BTS Group Holdings PCL (b) (e)	962,898	240,377
Bumrungrad Hospital PCL (b)	7,000	35,253
Bumrungrad Hospital PCL (b) (e)	37,700	189,860
Central Pattana PCL NVDR	15,500	26,057
Charoen Pokphand Foods PCL (b) (e)	19,086	17,489
Charoen Pokphand Foods PCL (b)	4,200	3,848
CP ALL PCL (b)	28,000	49,697
CP ALL PCL (b) (e)	145,000	257,359
Delta Electronics Thailand PCL	118,400	270,799

Electricity Generating PCL (b)	4,200	24,061
Electricity Generating PCL (b) (e)	21,900	125,459
Energy Absolute PCL NVDR	61,400	45,629
Glow Energy PCL	42,400	97,587
Home Product Center PCL (b)	63,000	18,182
Home Product Center PCL (b) (e)	324,959	94,721
Indorama Ventures PCL NVDR	15,700	12,800
IRPC PCL (b)	15,400	2,169
IRPC PCL (b) (e)	104,500	14,717
Kasikornbank PCL NVDR	47,200	255,410
Krung Thai Bank PCL (b)	9,800	4,978
Krung Thai Bank PCL (b) (e)	49,600	25,194
Minor International PCL NVDR	40,100	45,134
PTT Exploration & Production PCL (b)	3,528	8,247
PTT Exploration & Production PCL (b) (e)	17,600	41,143
PTT Global Chemical PCL (b) (e)	21,303	36,120
PTT Global Chemical PCL (b)	4,200	7,121
PTT PCL (b)	4,256	41,639
PTT PCL (b) (e)	22,200	217,195
Robinson Department Store PCL NVDR	49,900	87,487
Siam Cement PCL	3,250	48,586
Siam Cement PCL NVDR	500	7,446
Siam Commercial Bank PCL (b) (e)	15,600	66,632
Siam Commercial Bank PCL (b)	2,800	11,960
Thai Oil PCL (b)	5,600	11,071
Thai Oil PCL (b) (e)	28,400	56,144
Thai Union Group PCL NVDR (b)	20,900	12,908
Thai Union Group PCL NVDR (b) (e)	9,700	5,991
TMB Bank PCL NVDR	139,400	8,528
True Corp. PCL (b) (e)	70,200	14,081
True Corp. PCL (b)	7,000	1,404

		3,525,304

TURKEY — 0.8%
Akbank TAS	29,094	77,954
Anadolu Efes Biracilik Ve Malt Sanayii A/S .	2,329	14,103
Arcelik A/S	2,196	15,456
BIM Birlesik Magazalar A/S	9,838	164,092
Coca-Cola Icecek A/S	368	4,479
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	22,934	23,234
Eregli Demir ve Celik Fabrikalari TAS	12,278	16,899
Ford Otomotiv Sanayi A/S	2,960	31,231
Haci Omer Sabanci Holding A/S	10,342	32,018
KOC Holding A/S	7,844	33,695
Petkim Petrokimya Holding A/S	3,330	5,049
TAV Havalimanlari Holding A/S	1,389	5,726
Tofas Turk Otomobil Fabrikasi A/S	4,853	35,419
Tupras Turkiye Petrol Rafinerileri A/S	5,741	108,671
Turk Hava Yollari AO (a)	14,884	25,495
Turk Telekomunikasyon A/S	3,681	6,955
Turkcell Iletisim Hizmetleri A/S (a)	8,274	26,774
Turkiye Garanti Bankasi A/S	30,872	81,792
Turkiye Halk Bankasi A/S	16,591	50,425
Turkiye Is Bankasi	36,083	57,118
Turkiye Sise ve Cam Fabrikalari A/S	14,790	15,674
Turkiye Vakiflar Bankasi TAO Class D	15,388	23,538
Ulker Biskuvi Sanayi A/S	503	3,584
Yapi ve Kredi Bankasi A/S (a)	15,488	18,942

		878,323

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	52,374	$91,972
Aldar Properties PJSC	29,581	21,503
Arabtec Holding PJSC (a)	7,705	3,084
DP World, Ltd.	11,623	220,256
Dubai Financial Market PJSC	6,173	2,202
Dubai Islamic Bank PJSC	49,094	72,445
Emaar Malls PJSC	6,474	4,794
Emaar Properties PJSC	27,661	53,469
Emirates Telecommunications Group Co. PJSC	95,562	520,348
First Gulf Bank PJSC	74,085	238,008
National Bank of Abu Dhabi PJSC	113,465	283,585

		1,511,666

TOTAL COMMON STOCKS (Cost $111,705,080)		115,287,772

RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16) (a) (e)	2,141	4,277

THAILAND — 0.0% (f)
Banpu PCL (expiring 10/13/16) (a) (d)	1,507	—

TOTAL RIGHTS (Cost $6,431)		4,277

TOTAL INVESTMENTS — 98.9% (Cost $111,711,511)		115,292,049
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		1,247,182

NET ASSETS — 100.0%		$116,539,231

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of security is $2,160,727, representing 1.9% of the Fund’s net assets.
(f)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$6,278,447	$—	$—		$6,278,447
Chile	1,687,662	—	—		1,687,662
China	30,226,784	—	—		30,226,784
Colombia	392,983	—	—		392,983
Czech Republic	258,837	—	—		258,837
Egypt	292,090	—	—		292,090
Greece	227,717	—	—		227,717
Hong Kong	827,438	—	0	(a)	827,438
Hungary	424,259	—	—		424,259
India	9,557,358	—	—		9,557,358
Indonesia	4,999,559	—	—		4,999,559
Malaysia	4,049,928	—	—		4,049,928
Mexico	2,721,417	—	—		2,721,417
Netherlands	74,801	—	—		74,801
Peru	533,680	—	—		533,680
Philippines	2,319,012	—	—		2,319,012

See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Poland	$1,171,220	$—	$—		$1,171,220
Qatar	1,582,888	—	—		1,582,888
Romania	118,328	—	—		118,328
Russia	3,736,365	135,035	—		3,871,400
South Africa	5,734,854	—	0	(a)	5,734,854
South Korea	15,695,425	—	—		15,695,425
Taiwan	16,326,392	—	—		16,326,392
Thailand	1,503,892	2,021,412	—		3,525,304
Turkey	878,323	—	—		878,323
United Arab Emirates	1,511,666	—	—		1,511,666
Rights
South Korea	—	4,277	—		4,277
Thailand	—	—	0	(a)	—

TOTAL INVESTMENTS	$113,131,322	$2,160,727	$0		$115,292,049

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	12,446,660	12,446,660	—	$—	$686	$—

TOTAL		$—				$—	$686	$—

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 1.7%
AGL Energy, Ltd.	87	$1,268
Amcor, Ltd.	301	3,490
AMP, Ltd.	227	917
Aurizon Holdings, Ltd.	235	845
Australia & New Zealand Banking Group, Ltd.	278	5,878
Bendigo & Adelaide Bank, Ltd.	57	470
BHP Billiton PLC	366	5,527
BHP Billiton, Ltd.	395	6,765
Brambles, Ltd.	423	3,878
Caltex Australia, Ltd.	22	577
Cochlear, Ltd.	19	2,050
Commonwealth Bank of Australia	118	6,538
CSL, Ltd.	179	14,657
Flight Centre Travel Group, Ltd.	1	28
Fortescue Metals Group, Ltd.	264	1,000
Incitec Pivot, Ltd.	126	272
Insurance Australia Group, Ltd.	203	850
LendLease Group	85	913
Macquarie Group, Ltd.	20	1,254
Medibank Pvt, Ltd.	200	380
National Australia Bank, Ltd.	255	5,438
Newcrest Mining, Ltd.	109	1,851
Oil Search, Ltd.	100	543
Orica, Ltd.	58	675
Origin Energy, Ltd.	457	1,895
QBE Insurance Group, Ltd.	110	782
REA Group, Ltd.	27	1,166
Santos, Ltd.	1	3
Scentre Group REIT	471	1,694
SEEK, Ltd.	73	869
Sonic Healthcare, Ltd.	98	1,651
South32, Ltd.	192	354
Suncorp Group, Ltd.	84	778
Telstra Corp., Ltd.	2,662	10,552
Transurban Group Stapled Security	30	261
Wesfarmers, Ltd.	62	2,092
Westfield Corp.	572	4,259
Westpac Banking Corp.	278	6,278
Woodside Petroleum, Ltd.	68	1,489
Woolworths, Ltd.	279	4,968

		105,155

AUSTRIA — 0.0% (a)
Erste Group Bank AG (b)	33	978
OMV AG	30	864
Raiffeisen Bank International AG (b)	1	15
Voestalpine AG	23	796

		2,653

BELGIUM — 0.3%
Ageas	26	949
Anheuser-Busch InBev SA	29	3,800
Colruyt SA	21	1,165
Groupe Bruxelles Lambert SA	10	887
KBC Group NV (b)	19	1,106
Proximus SADP	202	6,035
Solvay SA	8	925
UCB SA	48	3,713

Umicore SA	21	1,318

		19,898

CANADA — 3.5%
Agnico Eagle Mines, Ltd.	186	10,041
Agrium, Inc.	12	1,085
Alimentation Couche-Tard, Inc. Class B	96	4,644
Bank of Montreal	136	8,896
Bank of Nova Scotia	94	4,972
Barrick Gold Corp.	57	1,007
BCE, Inc.	158	7,284
Bombardier, Inc. Class B (b)	195	267
Brookfield Asset Management, Inc. Class A	49	1,720
Canadian Imperial Bank of Commerce	81	6,270
Canadian National Railway Co.	190	12,398
Canadian Natural Resources, Ltd.	62	1,979
Canadian Pacific Railway, Ltd.	7	1,066
Canadian Tire Corp., Ltd. Class A	11	1,100
CI Financial Corp.	40	766
Constellation Software, Inc.	6	2,700
Dollarama, Inc.	80	6,235
Eldorado Gold Corp.	167	656
Enbridge, Inc.	51	2,238
Encana Corp.	145	1,513
Fairfax Financial Holdings, Ltd.	12	7,019
First Capital Realty, Inc.	121	2,024
First Quantum Minerals, Ltd.	152	1,256
Franco-Nevada Corp.	241	16,808
Gildan Activewear, Inc.	52	1,450
Goldcorp, Inc.	610	10,049
Great-West Lifeco, Inc.	37	909
Imperial Oil, Ltd.	21	656
Intact Financial Corp.	167	12,051
Loblaw Cos., Ltd.	26	1,335
Magna International, Inc.	132	5,657
Manulife Financial Corp.	201	2,831
Metro, Inc.	75	2,458
Onex Corp.	18	1,157
Pembina Pipeline Corp.	8	243
Power Corp. of Canada	39	825
Power Financial Corp.	33	763
PrairieSky Royalty, Ltd.	79	1,608
Restaurant Brands International, Inc.	88	3,917
RioCan Real Estate Investment Trust	148	3,065
Rogers Communications, Inc. Class B	241	10,207
Royal Bank of Canada	258	15,952
Saputo, Inc.	56	1,943
Shaw Communications, Inc. Class B	363	7,416
Silver Wheaton Corp.	453	12,216
Smart Real Estate Investment Trust REIT	103	2,770
Sun Life Financial, Inc.	32	1,039
Teck Resources, Ltd. Class B	67	1,206
TELUS Corp.	158	5,204
Toronto-Dominion Bank	293	12,984
Yamana Gold, Inc.	152	653

		224,508

CHILE — 0.0% (a)
Antofagasta PLC.	37	252

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

DENMARK — 0.8%
Carlsberg A/S Class B	10	$954
Chr Hansen Holding A/S	26	1,546
Coloplast A/S Class B	20	1,551
Danske Bank A/S	52	1,518
DSV A/S	62	3,088
Novo Nordisk A/S Class B	727	30,217
Novozymes A/S Class B	93	4,091
Pandora A/S	34	4,110
Tryg A/S	60	1,204
Vestas Wind Systems A/S	8	659
William Demant Holding A/S (b)	180	3,676

		52,614

FINLAND — 0.2%
Elisa Oyj	34	1,255
Fortum Oyj	1	16
Kone Oyj Class B	100	5,076
Nokia Oyj (c)	129	748
Nokia Oyj (c)	146	845
Orion Oyj Class B	35	1,380
Sampo Oyj Class A	24	1,068
Stora Enso Oyj Class R	103	915
UPM-Kymmene Oyj	59	1,247
Wartsila Oyj Abp	36	1,621

		14,171

FRANCE — 2.0%
Aeroports de Paris	25	2,480
Air Liquide SA	16	1,716
Airbus Group SE	177	10,709
Alstom SA (b)	27	714
Arkema SA	11	1,019
AXA SA	261	5,555
BNP Paribas SA	175	9,001
Bouygues SA	27	895
Bureau Veritas SA	1	21
Cap Gemini SA	14	1,372
Carrefour SA	63	1,633
Casino Guichard Perrachon SA	1	49
Christian Dior SE	5	897
Cie de Saint-Gobain	38	1,643
Cie Generale des Etablissements Michelin	17	1,881
CNP Assurances	48	807
Credit Agricole SA	335	3,305
Danone SA	26	1,930
Dassault Systemes	25	2,170
Electricite de France SA	1	12
Engie SA	1	15
Essilor International SA	15	1,935
Hermes International	8	3,257
Iliad SA	1	210
Kering	5	1,009
L’Oreal SA	63	11,901
Lagardere SCA	1	25
Legrand SA	16	944
LVMH Moet Hennessy Louis Vuitton SE	12	2,047
Natixis SA	158	737
Orange SA	213	3,334
Pernod Ricard SA	10	1,184

Peugeot SA (b)	81	1,238
Publicis Groupe SA	33	2,497
Renault SA	25	2,055
Rexel SA	44	675
Safran SA	16	1,151
Sanofi	63	4,789
Schneider Electric SE	26	1,813
SCOR SE	29	902
Societe BIC SA	8	1,184
Societe Generale SA	151	5,223
Sodexo SA	10	1,191
Suez Environment Co.	51	842
Technip SA	1	61
Thales SA	28	2,580
TOTAL SA	271	12,843
Unibail-Rodamco SE	5	1,349
Valeo SA	69	4,027
Veolia Environnement SA	61	1,405
Vinci SA	37	2,832
Vivendi SA	57	1,150
Zodiac Aerospace	11	268

		124,482

GERMANY — 2.0%
adidas AG	11	1,910
Allianz SE	45	6,680
BASF SE	77	6,586
Bayer AG	42	4,221
Bayerische Motoren Werke AG	45	3,783
Bayerische Motoren Werke AG Preference Shares	11	811
Beiersdorf AG	22	2,076
Brenntag AG	18	983
Commerzbank AG	336	2,167
Continental AG	32	6,730
Daimler AG	132	9,303
Deutsche Bank AG (b)	341	4,434
Deutsche Boerse AG (b)	6	486
Deutsche Lufthansa AG	1	11
Deutsche Post AG	81	2,532
Deutsche Telekom AG	283	4,745
E.ON SE	394	2,796
Fresenius Medical Care AG & Co. KGaA	10	874
Fresenius SE & Co. KGaA	21	1,676
Fuchs Petrolub SE Preference Shares	22	1,004
Hannover Rueck SE	12	1,286
HeidelbergCement AG	12	1,134
Henkel AG & Co. KGaA	27	3,144
Henkel AG & Co. KGaA Preference Shares	45	6,119
HUGO BOSS AG	23	1,272
Infineon Technologies AG	94	1,678
KS AG	29	550
Lanxess AG	15	932
Linde AG	10	1,700
MAN SE	45	4,746
Merck KGaA	12	1,293
METRO AG	85	2,530
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21	3,918

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Porsche Automobil Holding SE Preference Shares	60	$3,064
ProSiebenSat.1 Media SE	50	2,142
RWE AG (b)	182	3,137
SAP SE	30	2,728
Siemens AG	51	5,972
Telefonica Deutschland Holding AG	324	1,304
ThyssenKrupp AG	37	882
TUI AG	441	6,284
Uniper SE (b)	39	478
United Internet AG	30	1,328
Volkswagen AG Preference Shares	52	6,834
Volkswagen AG	16	2,322

		130,585

HONG KONG — 1.9%
AIA Group, Ltd.	400	2,659
Bank of East Asia, Ltd.	652	2,644
BOC Hong Kong Holdings, Ltd.	1,000	3,378
Cheung Kong Infrastructure Holdings, Ltd.	1,000	8,600
Cheung Kong Property Holdings, Ltd.	270	1,970
CK Hutchison Holdings, Ltd.	500	6,356
CLP Holdings, Ltd.	2,000	20,668
Hang Seng Bank, Ltd.	1,000	17,857
HK Electric Investments & HK Electric Investments, Ltd. (d)	3,331	3,264
HKT Trust & HKT, Ltd.	3,540	4,984
Hong Kong & China Gas Co., Ltd.	3,630	6,852
Hong Kong Exchanges and Clearing, Ltd.	310	8,146
Link REIT	1,000	7,349
MTR Corp., Ltd.	2,059	11,336
New World Development Co., Ltd.	1,072	1,393
Noble Group, Ltd. (b)	1,000	112
Power Assets Holdings, Ltd.	1,000	9,747
Yue Yuen Industrial Holdings, Ltd.	1,000	4,126

		121,441

IRELAND — 0.3%
Bank of Ireland (b)	2,748	574
CRH PLC	44	1,472
Experian PLC	259	5,195
James Hardie Industries PLC	109	1,695
Kerry Group PLC Class A	106	8,834
Paddy Power Betfair PLC	19	2,150
XL Group, Ltd.	32	1,076

		20,996

ISRAEL — 0.5%
Azrieli Group, Ltd.	56	2,455
Bank Hapoalim BM	983	5,570
Bank Leumi Le-Israel BM (b)	842	3,198
Bezeq The Israeli Telecommunication Corp., Ltd.	1,172	2,208
Check Point Software Technologies, Ltd. (b)	33	2,561
Israel Chemicals, Ltd.	1	4
Mizrahi Tefahot Bank, Ltd.	197	2,502
Nice-Systems, Ltd.	56	3,744
Teva Pharmaceutical Industries, Ltd.	153	7,336

		29,578

ITALY — 0.4%
Assicurazioni Generali SpA	202	2,465
Atlantia SpA	38	965
Enel SpA	939	4,187
Eni SpA	131	1,887
EXOR SpA	27	1,094
Ferrari NV	26	1,351
Intesa Sanpaolo SpA	1,159	2,571
Mediobanca SpA	229	1,490
Snam SpA	185	1,026
Telecom Italia SpA/Milano (b) (c)	1,742	1,447
Telecom Italia RSP/Milano (b) (c)	1,354	919
UniCredit SpA	1,280	2,981
Unione di Banche Italiane SpA	472	1,087

		23,470

JAPAN — 9.9%
ABC-Mart, Inc.	100	6,774
Aeon Co., Ltd.	100	1,470
Ajinomoto Co., Inc.	200	4,429
ANA Holdings, Inc.	2,000	5,406
Aozora Bank, Ltd.	1,000	3,427
Astellas Pharma, Inc.	1,100	17,092
Benesse Holdings, Inc.	100	2,542
Bridgestone Corp.	100	3,660
Canon, Inc.	700	20,209
Chubu Electric Power Co., Inc.	100	1,448
Chugai Pharmaceutical Co., Ltd.	100	3,590
Chugoku Bank, Ltd.	200	2,419
Chugoku Electric Power Co., Inc.	100	1,251
Concordia Financial Group, Ltd.	100	432
Dai-ichi Life Insurance Co., Ltd.	300	4,063
Daiichi Sankyo Co., Ltd.	100	2,385
Denso Corp.	100	3,950
Eisai Co., Ltd.	100	6,208
Fuji Heavy Industries, Ltd.	200	7,416
FUJIFILM Holdings Corp.	100	3,672
GungHo Online Entertainment, Inc.	100	244
Hino Motors, Ltd.	100	1,058
Hitachi Construction Machinery Co., Ltd.	100	1,974
Hitachi, Ltd.	1,000	4,627
Honda Motor Co., Ltd.	200	5,703
Hoya Corp.	100	3,988
Idemitsu Kosan Co., Ltd.	100	2,054
Inpex Corp.	200	1,796
Isetan Mitsukoshi Holdings, Ltd.	100	977
Isuzu Motors, Ltd.	100	1,165
ITOCHU Corp.	300	3,739
Iyo Bank, Ltd.	200	1,201
Japan Airlines Co., Ltd.	200	5,844
Japan Exchange Group, Inc.	100	1,545
Japan Post Bank Co., Ltd.	100	1,180
Japan Post Holdings Co., Ltd.	100	1,247
Japan Prime Realty Investment Corp.	1	4,513
Japan Real Estate Investment Corp.	1	5,974
Japan Retail Fund Investment Corp. REIT	3	7,409
Japan Tobacco, Inc.	300	12,203
JFE Holdings, Inc.	200	2,886
JTEKT Corp.	100	1,483
JX Holdings, Inc.	700	2,814

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Kakaku.com, Inc.	200	$3,600
Kansai Electric Power Co., Inc. (b)	100	904
Kawasaki Heavy Industries, Ltd.	1,000	3,061
KDDI Corp.	200	6,152
Keikyu Corp.	1,000	10,389
Kirin Holdings Co., Ltd.	100	1,651
Kobe Steel, Ltd. (b)	100	896
Komatsu, Ltd.	100	2,266
Konica Minolta, Inc.	100	839
Kubota Corp.	100	1,495
Kyowa Hakko Kirin Co., Ltd.	200	3,132
Kyushu Electric Power Co., Inc.	100	934
Kyushu Financial Group, Inc.	100	675
Lawson, Inc.	100	7,870
M3, Inc.	100	3,397
Marubeni Corp.	1,000	5,091
Mazda Motor Corp.	100	1,512
McDonald’s Holdings Co., Japan, Ltd.	100	2,943
Miraca Holdings, Inc.	100	4,947
Mitsubishi Chemical Holdings Corp.	300	1,861
Mitsubishi Corp.	400	9,026
Mitsubishi Heavy Industries, Ltd.	1,000	4,139
Mitsubishi Motors Corp.	300	1,389
Mitsubishi Tanabe Pharma Corp.	300	6,384
Mitsubishi UFJ Financial Group, Inc.	2,700	13,467
Mitsubishi UFJ Lease & Finance Co., Ltd.	100	454
Mitsui & Co., Ltd.	300	4,119
Mitsui OSK Lines, Ltd.	1,000	2,301
Mizuho Financial Group, Inc.	5,000	8,325
MS&AD Insurance Group Holdings, Inc.	100	2,755
Nagoya Railroad Co., Ltd.	1,000	5,421
NGK Spark Plug Co., Ltd.	100	1,745
Nikon Corp.	100	1,485
Nippon Building Fund, Inc.	1	6,330
Nippon Prologis, Inc. REIT	2	5,056
Nippon Steel & Sumitomo Metal Corp.	100	2,031
Nippon Telegraph & Telephone Corp.	400	18,225
Nippon Yusen KK	1,000	1,857
Nissan Motor Co., Ltd.	400	3,882
Nissin Foods Holdings Co., Ltd.	100	6,053
Nitori Holdings Co., Ltd.	100	11,900
Nomura Holdings, Inc.	500	2,203
Nomura Real Estate Master Fund, Inc. (b)	4	6,676
Nomura Research Institute, Ltd.	200	6,853
NSK, Ltd.	200	2,026
NTT Data Corp.	200	9,934
NTT DOCOMO, Inc.	468	11,840
Oracle Corp. Japan	100	5,619
Oriental Land Co., Ltd.	100	6,057
ORIX Corp.	100	1,459
Osaka Gas Co., Ltd.	1,000	4,168
Otsuka Corp.	100	4,715
Otsuka Holdings Co., Ltd.	400	18,127
Panasonic Corp.	300	2,968
Park24 Co., Ltd.	100	3,239
Rakuten, Inc.	100	1,295
Recruit Holdings Co., Ltd.	366	14,855
Resona Holdings, Inc.	500	2,085
Ricoh Co., Ltd.	100	899

Sankyo Co., Ltd.	100	3,397
Santen Pharmaceutical Co., Ltd.	500	7,322
SBI Holdings, Inc.	100	1,181
Secom Co., Ltd.	100	7,414
Sekisui House, Ltd.	100	1,690
Seven & i Holdings Co., Ltd.	100	4,698
Showa Shell Sekiyu KK	200	1,847
SoftBank Group Corp.	100	6,441
Sompo Japan Nipponkoa Holdings, Inc.	100	2,928
Sony Corp.	200	6,504
Sumitomo Corp.	200	2,218
Sumitomo Electric Industries, Ltd.	100	1,398
Sumitomo Mitsui Financial Group, Inc.	300	10,013
Sumitomo Mitsui Trust Holdings, Inc.	100	3,229
Suntory Beverage & Food, Ltd.	200	8,591
Suzuken Co., Ltd.	100	3,279
T&D Holdings, Inc.	200	2,231
Takeda Pharmaceutical Co., Ltd.	489	23,290
Tobu Railway Co., Ltd.	1,000	5,066
Toho Co., Ltd.	100	3,298
Tohoku Electric Power Co., Inc.	100	1,299
Tokio Marine Holdings, Inc.	100	3,786
Tokyo Electric Power Co. Holdings, Inc. (b)	300	1,289
Toshiba Corp. (b)	1,000	3,308
Toyo Suisan Kaisha, Ltd.	100	4,217
Toyota Motor Corp.	300	17,120
Toyota Tsusho Corp.	100	2,302
Unicharm Corp.	100	2,576
United Urban Investment Corp.	3	5,466
USS Co., Ltd.	300	5,030
Yahoo! Japan Corp.	400	1,588
Yamada Denki Co., Ltd.	300	1,481
Yamaha Motor Co., Ltd.	100	1,995
Yamato Holdings Co., Ltd.	300	6,943
Yokohama Rubber Co., Ltd.	100	1,584

		628,463

LUXEMBOURG — 0.1%
ArcelorMittal (b)	299	1,831
RTL Group SA (b)	33	2,742
SES SA	17	417
Tenaris SA	46	655

		5,645

MEXICO — 0.1%
Fresnillo PLC	280	6,598

NETHERLANDS — 1.0%
Aegon NV	297	1,139
AerCap Holdings NV (b)	100	3,849
Akzo Nobel NV	15	1,016
Altice NV Class A (b)	12	215
Altice NV Class B (b)	4	72
ASML Holding NV	91	9,990
Heineken Holding NV	16	1,284
Heineken NV	16	1,408
ING Groep NV	434	5,360
Koninklijke Ahold Delhaize NV	155	3,534
Koninklijke DSM NV	14	947
Koninklijke KPN NV	337	1,119
Koninklijke Philips NV	57	1,690

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

NN Group NV	56	$1,721
OCI NV (b)	69	1,019
Randstad Holding NV	18	820
Royal Dutch Shell PLC Class A	604	15,017
Royal Dutch Shell PLC Class B	403	10,454

		60,654

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	5,553
Ryman Healthcare, Ltd.	513	3,593

		9,146

NORWAY — 0.1%
DNB ASA	94	1,231
Norsk Hydro ASA	195	841
Statoil ASA	120	2,010
Telenor ASA	45	772
Yara International ASA	60	1,994

		6,848

PORTUGAL — 0.0% (a)
EDP — Energias de Portugal SA	228	766
Galp Energia SGPS SA	60	820
Jeronimo Martins SGPS SA	72	1,249

		2,835

SINGAPORE — 0.8%
Broadcom, Ltd.	9	1,553
Keppel Corp., Ltd.	1,000	3,953
Oversea-Chinese Banking Corp., Ltd.	1,026	6,509
Singapore Airlines, Ltd.	1,000	7,708
Singapore Press Holdings, Ltd.	2,000	5,589
Singapore Telecommunications, Ltd.	6,842	19,922
StarHub, Ltd.	1,000	2,516

		47,750

SOUTH AFRICA — 0.0%(a)
Investec PLC	55	337
Mondi PLC	113	2,382

		2,719

SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	26	786
Amadeus IT Group SA Class A	119	5,947
Banco Bilbao Vizcaya Argentaria SA	1,017	6,151
Banco de Sabadell SA	420	538
Banco Popular Espanol SA	1,085	1,342
Banco Santander SA	2,533	11,235
CaixaBank SA	1	3
Distribuidora Internacional de Alimentacion SA	70	434
Endesa SA	152	3,259
Ferrovial SA	49	1,044
Gas Natural SDG SA	1	21
Iberdrola SA	588	3,999
Industria de Diseno Textil SA	295	10,940
Mapfre SA	189	529
Repsol SA	284	3,854
Telefonica SA	461	4,670
Zardoya Otis SA	66	635

		55,387

SWEDEN — 0.8%
Alfa Laval AB	76	1,193
Assa Abloy AB Class B	244	4,964
Atlas Copco AB Class A	181	5,457
Atlas Copco AB Class B	106	2,900
Autoliv, Inc.	10	1,068
Boliden AB	74	1,741
Electrolux AB Series B	42	1,055
Hennes & Mauritz AB Class B	299	8,446
Investor AB Class B	67	2,453
Kinnevik AB Class B (b)	78	1,992
Nordea Bank AB	371	3,687
Sandvik AB	70	771
Skandinaviska Enskilda Banken AB Class A	116	1,167
Skanska AB Class B	105	2,455
SKF AB Class B	108	1,867
Svenska Cellulosa AB SCA Class B	36	1,071
Svenska Handelsbanken AB Class A	105	1,445
Swedbank AB Class A	67	1,577
Telefonaktiebolaget LM Ericsson Class B	170	1,229
Telia Co. AB	174	780
Volvo AB Class B	108	1,234

		48,552

SWITZERLAND — 5.2%
ABB, Ltd. (b)	110	2,475
Actelion, Ltd. (b)	35	6,073
Adecco Group AG	51	2,878
Baloise Holding AG	9	1,091
Barry Callebaut AG (b)	1	1,332
Cie Financiere Richemont SA	1	61
Credit Suisse Group AG (b)	286	3,750
EMS-Chemie Holding AG	3	1,614
Galenica AG	1	1,063
Geberit AG	10	4,388
Givaudan SA	4	8,158
Glencore PLC (b)	3,869	10,662
Julius Baer Group, Ltd. (b)	104	4,241
Kuehne + Nagel International AG	82	11,927
LafargeHolcim, Ltd. (b)	55	2,979
Nestle SA	1,080	85,284
Novartis AG	294	23,171
Partners Group Holding AG	7	3,538
Roche Holding AG	302	75,079
Schindler Holding AG (c)	19	3,571
Schindler Holding AG (c)	31	5,871
SGS SA	1	2,244
Sika AG	1	4,873
Sonova Holding AG	69	9,787
STMicroelectronics NV	52	425
Swatch Group AG	1	56
Swiss Life Holding AG (b)	4	1,038
Swiss Prime Site AG (b)	74	6,504
Swiss Re AG	39	3,526
Swisscom AG	34	16,193
Syngenta AG	23	10,083
TE Connectivity, Ltd.	102	6,567
UBS Group AG (b)	404	5,514
Wolseley PLC	69	3,903

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Zurich Insurance Group AG (b)	13	$3,352

		333,271

UNITED KINGDOM — 6.4%
3i Group PLC	106	896
Aberdeen Asset Management PLC	282	1,195
Admiral Group PLC	64	1,703
Aggreko PLC	70	867
Anglo American PLC (b)	345	4,336
Ashtead Group PLC	24	396
Associated British Foods PLC	21	709
AstraZeneca PLC	436	28,341
Auto Trader Group PLC (d)	17	90
Aviva PLC	338	1,934
Babcock International Group PLC	12	161
BAE Systems PLC	1,094	7,447
Barclays PLC	3,164	6,897
Barratt Developments PLC	52	334
Berkeley Group Holdings PLC	42	1,408
BP PLC	2,830	16,543
British American Tobacco PLC	56	3,586
British Land Co. PLC REIT	84	690
BT Group PLC	425	2,148
Bunzl PLC	87	2,577
Burberry Group PLC	128	2,293
Capita PLC	264	2,298
Carnival PLC	26	1,273
Centrica PLC	63	187
CNH Industrial NV	94	673
Cobham PLC	151	329
Coca-Cola European Partners PLC	65	2,593
Compass Group PLC	932	18,099
Croda International PLC	38	1,720
Delphi Automotive PLC	107	7,631
Diageo PLC	525	15,075
Direct Line Insurance Group PLC	223	1,057
easyJet PLC	251	3,283
Fiat Chrysler Automobiles NV	411	2,610
G4S PLC	140	414
GKN PLC	691	2,875
GlaxoSmithKline PLC	550	11,738
Hargreaves Lansdown PLC	73	1,207
HSBC Holdings PLC	3,161	23,762
ICAP PLC	156	945
IMI PLC	1	14
Imperial Brands PLC	259	13,368
Inmarsat PLC	540	4,945
International Consolidated Airlines Group SA	161	835
Intertek Group PLC	55	2,493
ITV PLC	1,074	2,612
J Sainsbury PLC	172	549
Johnson Matthey PLC	51	2,182
Kingfisher PLC	1,458	7,138
Land Securities Group PLC REIT	63	866
Legal & General Group PLC	298	847
Liberty Global PLC Class A (b)	31	1,060
Liberty Global PLC Series C (b)	45	1,487
Liberty Global PLC LiLAC Class A (b)	2	55
Liberty Global PLC LiLAC Class C (b)	4	112
Lloyds Banking Group PLC	2,616	1,854

London Stock Exchange Group PLC	50	1,819
Marks & Spencer Group PLC	478	2,056
Merlin Entertainments PLC (d)	403	2,301
National Grid PLC	654	9,277
Next PLC	77	4,777
Old Mutual PLC	359	944
Pearson PLC	53	518
Pentair PLC	14	899
Persimmon PLC	97	2,287
Petrofac, Ltd.	1	12
Prudential PLC	124	2,201
Randgold Resources, Ltd.	111	11,225
Reckitt Benckiser Group PLC	275	25,952
RELX NV	342	6,147
RELX PLC	385	7,317
Rio Tinto PLC	157	5,250
Rio Tinto, Ltd.	80	3,160
Rolls-Royce Holdings PLC (b)	576	5,387
Royal Bank of Scotland Group PLC (b)	767	1,781
Royal Mail PLC	778	4,947
RSA Insurance Group PLC	141	1,000
SABMiller PLC	69	4,029
Sage Group PLC	300	2,876
Schroders PLC	30	1,051
Sky PLC	335	3,890
Smith & Nephew PLC	221	3,571
Smiths Group PLC	111	2,111
SSE PLC	16	326
St James’s Place PLC	130	1,601
Standard Chartered PLC (b)	687	5,607
Standard Life PLC	135	603
Tate & Lyle PLC	1	10
Taylor Wimpey PLC	869	1,740
Tesco PLC (b)	1,711	4,066
Travis Perkins PLC	39	782
Unilever NV	473	21,834
Unilever PLC	367	17,422
Vodafone Group PLC	3,534	10,180
Weir Group PLC	1	22
Whitbread PLC	41	2,086
William Hill PLC	224	885
Wm Morrison Supermarkets PLC	345	977
WPP PLC	76	1,791

		409,454

UNITED STATES — 59.9%
3M Co.	167	29,430
Abbott Laboratories	376	15,901
AbbVie, Inc.	52	3,280
Accenture PLC Class A	284	34,696
Activision Blizzard, Inc.	49	2,171
Adobe Systems, Inc. (b)	17	1,845
Advance Auto Parts, Inc.	19	2,833
AES Corp.	74	951
Aetna, Inc.	27	3,117
Aflac, Inc.	27	1,941
AGCO Corp.	19	937
Agilent Technologies, Inc.	18	848
Air Products & Chemicals, Inc.	9	1,353
Albemarle Corp.	21	1,795

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Alcoa, Inc.	85	$862
Alleghany Corp. (b)	19	9,975
Allergan PLC (b)	8	1,842
Allstate Corp.	39	2,698
Ally Financial, Inc.	97	1,889
Alphabet, Inc. Class A (b)	71	57,088
Alphabet, Inc. Class C (b)	75	58,297
Altria Group, Inc.	297	18,779
Amazon.com, Inc. (b)	5	4,187
Ameren Corp.	27	1,328
American Capital Agency Corp.	448	8,754
American Electric Power Co., Inc.	36	2,312
American Express Co.	40	2,562
American International Group, Inc.	171	10,147
American Tower Corp. REIT	111	12,580
American Water Works Co., Inc.	49	3,667
Ameriprise Financial, Inc.	10	998
AmerisourceBergen Corp.	167	13,490
AMETEK, Inc.	100	4,778
Amgen, Inc.	220	36,698
Amphenol Corp. Class A	72	4,674
Anadarko Petroleum Corp.	19	1,204
Analog Devices, Inc.	20	1,289
Annaly Capital Management, Inc.	1,355	14,228
ANSYS, Inc. (b)	100	9,261
Anthem, Inc.	30	3,759
Aon PLC	12	1,350
Apache Corp.	40	2,555
Apple, Inc.	1,401	158,383
Applied Materials, Inc.	52	1,568
Arch Capital Group, Ltd. (b)	200	15,852
Archer-Daniels-Midland Co.	71	2,994
Arrow Electronics, Inc. (b)	19	1,215
Assurant, Inc.	16	1,476
AT&T, Inc.	1,190	48,326
Automatic Data Processing, Inc.	391	34,486
AutoZone, Inc. (b)	31	23,819
AvalonBay Communities, Inc. REIT	101	17,962
Avnet, Inc.	24	985
Axis Capital Holdings, Ltd.	122	6,628
Baker Hughes, Inc.	27	1,363
Ball Corp.	4	328
Bank of America Corp.	1,422	22,254
Bank of New York Mellon Corp.	96	3,828
Baxter International, Inc.	151	7,188
BB&T Corp.	58	2,188
Becton Dickinson and Co.	126	22,646
Bed Bath & Beyond, Inc.	84	3,621
Berkshire Hathaway, Inc. Class B (b)	187	27,016
Best Buy Co., Inc.	45	1,718
Biogen, Inc. (b)	56	17,530
BlackRock, Inc.	6	2,175
Boeing Co.	196	25,821
BorgWarner, Inc.	17	598
Boston Scientific Corp. (b)	77	1,833
Bristol-Myers Squibb Co.	237	12,779
Brixmor Property Group, Inc.	74	2,056
Broadridge Financial Solutions, Inc.	100	6,779
Brown-Forman Corp. Class B	66	3,131

Bunge, Ltd.	23	1,362
C.H. Robinson Worldwide, Inc.	145	10,217
C.R. Bard, Inc.	60	13,457
CA, Inc.	86	2,845
Camden Property Trust	18	1,507
Campbell Soup Co.	152	8,314
Capital One Financial Corp.	59	4,238
Cardinal Health, Inc.	87	6,760
CarMax, Inc. (b)	24	1,280
Carnival Corp.	25	1,221
Caterpillar, Inc.	43	3,817
CBS Corp. Class B	122	6,678
CDK Global, Inc.	54	3,097
Celanese Corp. Series A	17	1,132
CenterPoint Energy, Inc.	47	1,092
CenturyLink, Inc.	52	1,426
Cerner Corp. (b)	100	6,175
CF Industries Holdings, Inc.	75	1,826
Charles Schwab Corp.	39	1,231
Charter Communications, Inc. Class A (b)	6	1,620
Chevron Corp.	202	20,790
Chipotle Mexican Grill, Inc. (b)	13	5,506
Chubb, Ltd.	33	4,146
Church & Dwight Co., Inc.	394	18,880
Cigna Corp.	17	2,215
Cimarex Energy Co.	8	1,075
Cintas Corp.	100	11,260
Cisco Systems, Inc.	476	15,099
CIT Group, Inc.	25	908
Citigroup, Inc.	444	20,970
Citizens Financial Group, Inc.	68	1,680
Citrix Systems, Inc. (b)	37	3,153
Clorox Co.	154	19,278
CME Group, Inc.	24	2,508
Coach, Inc.	96	3,510
Coca-Cola Co.	508	21,499
Cognizant Technology Solutions Corp. Class A (b)	22	1,050
Colgate-Palmolive Co.	179	13,271
Comcast Corp. Class A	151	10,017
Comerica, Inc.	23	1,088
ConAgra Foods, Inc.	32	1,508
ConocoPhillips	191	8,303
Consolidated Edison, Inc.	379	28,539
Core Laboratories NV	11	1,236
Corning, Inc.	93	2,199
Costco Wholesale Corp.	109	16,624
Crown Castle International Corp. REIT	120	11,305
CSX Corp.	52	1,586
Cummins, Inc.	43	5,510
CVS Health Corp.	72	6,407
Danaher Corp.	26	2,038
Darden Restaurants, Inc.	22	1,349
DaVita, Inc. (b)	190	12,553
Deere & Co.	27	2,304
Dell Technologies, Inc. — VMware, Inc. Class V (b)	33	1,577
Delta Air Lines, Inc.	27	1,063
Devon Energy Corp.	25	1,103

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Dick’s Sporting Goods, Inc.	28	$1,588
Discover Financial Services	33	1,866
DISH Network Corp. Class A (b)	18	986
Dollar General Corp.	185	12,948
Dollar Tree, Inc. (b)	54	4,262
Dominion Resources, Inc.	149	11,066
Dover Corp.	12	884
Dow Chemical Co.	75	3,887
Dr. Pepper Snapple Group, Inc.	49	4,474
DTE Energy Co.	16	1,499
Duke Energy Corp.	248	19,850
E.I. du Pont de Nemours & Co.	41	2,746
Eastman Chemical Co.	40	2,707
Eaton Corp. PLC.	24	1,577
Eaton Vance Corp.	32	1,250
eBay, Inc. (b)	145	4,771
Edison International	24	1,734
Edwards Lifesciences Corp. (b)	54	6,510
Eli Lilly & Co.	408	32,746
Emerson Electric Co.	161	8,776
Entergy Corp.	18	1,381
EOG Resources, Inc.	21	2,031
EQT Corp.	13	944
Equity Residential REIT	118	7,591
Estee Lauder Cos., Inc. Class A	60	5,314
Everest Re Group, Ltd.	58	11,018
Eversource Energy	73	3,955
Exelon Corp.	76	2,530
Expeditors International of Washington, Inc.	248	12,777
Express Scripts Holding Co. (b)	167	11,779
Exxon Mobil Corp.	597	52,106
F5 Networks, Inc. (b)	18	2,244
Facebook, Inc. Class A (b)	21	2,694
Fastenal Co.	74	3,092
Federal Realty Investment Trust REIT	81	12,468
FedEx Corp.	17	2,970
Fidelity National Information Services, Inc.	59	4,545
Fifth Third BanCorp.	86	1,760
FirstEnergy Corp.	45	1,489
Fiserv, Inc. (b)	17	1,691
FleetCor Technologies, Inc. (b)	15	2,606
Flex, Ltd. (b)	104	1,416
Flowserve Corp.	35	1,688
Fluor Corp.	43	2,207
FNF Group	69	2,547
Foot Locker, Inc.	136	9,210
Ford Motor Co.	533	6,433
Fortive Corp.	13	662
Franklin Resources, Inc.	102	3,628
Freeport-McMoRan, Inc. (b)	181	1,966
Frontier Communications Corp.	177	736
Gap, Inc.	79	1,757
Gartner, Inc. (b)	100	8,845
General Dynamics Corp.	71	11,016
General Electric Co.	518	15,343
General Mills, Inc.	559	35,709
General Motors Co.	252	8,006
Genuine Parts Co.	67	6,730
Gilead Sciences, Inc.	445	35,208

Goldman Sachs Group, Inc	42	6,773
Halliburton Co.	36	1,616
Harris Corp.	27	2,473
Hartford Financial Services Group, Inc.	40	1,713
HCA Holdings, Inc. (b)	21	1,588
HCP, Inc. REIT	26	987
Henry Schein, Inc. (b)	25	4,075
Hershey Co.	228	21,797
Hess Corp.	30	1,609
Hewlett Packard Enterprise Co.	271	6,165
HollyFrontier Corp.	22	539
Home Depot, Inc.	92	11,839
Honeywell International, Inc.	179	20,870
Hormel Foods Corp.	122	4,627
Host Hotels & Resorts, Inc. REIT	49	763
HP, Inc.	481	7,470
Humana, Inc.	13	2,300
Illinois Tool Works, Inc.	118	14,141
Ingersoll-Rand PLC	18	1,223
Intel Corp.	1,447	54,624
Intercontinental Exchange, Inc.	6	1,616
International Business Machines Corp.	344	54,644
International Flavors & Fragrances, Inc.	19	2,716
International Paper Co.	32	1,535
Interpublic Group of Cos., Inc.	100	2,235
Intuit, Inc.	123	13,531
Intuitive Surgical, Inc. (b)	1	725
Invesco, Ltd.	29	907
J.M. Smucker Co.	49	6,641
Jacobs Engineering Group, Inc. (b)	19	983
JB Hunt Transport Services, Inc.	68	5,518
Johnson & Johnson	1,046	123,564
Johnson Controls International PLC	140	6,514
JPMorgan Chase & Co.	384	25,571
Juniper Networks, Inc.	41	986
Kellogg Co.	238	18,438
KeyCorp.	83	1,010
Kimberly-Clark Corp.	84	10,596
Kinder Morgan, Inc.	127	2,938
KLA-Tencor Corp.	17	1,185
Kohl’s Corp.	22	963
Kraft Heinz Co.	24	2,148
Kroger Co.	112	3,324
L Brands, Inc.	36	2,548
L-3 Communications Holdings, Inc.	9	1,357
Laboratory Corp. of America Holdings (b)	66	9,074
Las Vegas Sands Corp.	97	5,581
Leucadia National Corp.	40	762
Liberty Braves Group Class A (b)	3	52
Liberty Braves Group Class C (b)	5	87
Liberty Interactive Corp. QVC Group Class A (b)	40	800
Liberty SiriusXM Group Class A (b)	33	1,121
Liberty SiriusXM Group Class C (b)	66	2,205
Lincoln National Corp.	22	1,034
Linear Technology Corp.	66	3,913
Loews Corp.	27	1,111
Lowe’s Cos., Inc.	297	21,446
lululemon athletica, Inc. (b)	29	1,768

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

LyondellBasell Industries NV Class A	146	$11,776
M&T Bank Corp.	17	1,974
Macerich Co.	100	8,087
Macy’s, Inc.	126	4,668
ManpowerGroup, Inc.	13	939
Marathon Oil Corp.	161	2,545
Marathon Petroleum Corp.	188	7,631
Marriott International, Inc. Class A	10	700
Marsh & McLennan Cos., Inc.	256	17,216
MasterCard, Inc. Class A	321	32,668
McCormick & Co., Inc.	171	17,086
McDonald’s Corp.	190	21,918
McKesson Corp.	54	9,005
Medtronic PLC	57	4,925
Merck & Co., Inc.	345	21,531
MetLife, Inc.	90	3,999
Mettler-Toledo International, Inc. (b)	9	3,778
MGM Resorts International (b)	41	1,067
Michael Kors Holdings, Ltd. (b)	68	3,182
Micron Technology, Inc. (b)	240	4,267
Microsoft Corp.	2,059	118,598
Molson Coors Brewing Co. Class B	16	1,757
Mondelez International, Inc. Class A	109	4,785
Monsanto Co.	115	11,753
Morgan Stanley	206	6,604
Mosaic Co.	24	587
Motorola Solutions, Inc.	155	11,823
Murphy Oil Corp.	17	517
Mylan NV (b)	22	839
National Oilwell Varco, Inc.	126	4,629
Navient Corp.	70	1,013
NetApp, Inc.	29	1,039
New York Community Bancorp, Inc.	73	1,039
Newell Brands, Inc.	67	3,528
Newmont Mining Corp.	84	3,300
News Corp. Class A	63	881
NextEra Energy, Inc.	85	10,397
NIKE, Inc. Class B	370	19,481
Noble Energy, Inc.	15	536
Nordstrom, Inc.	139	7,211
Norfolk Southern Corp.	15	1,456
Northern Trust Corp.	18	1,224
Northrop Grumman Corp.	52	11,125
Nucor Corp.	21	1,038
NVIDIA Corp.	59	4,043
O’Reilly Automotive, Inc. (b)	63	17,647
Occidental Petroleum Corp.	152	11,084
Omnicom Group, Inc.	65	5,525
ONEOK, Inc.	16	822
Oracle Corp.	833	32,720
PACCAR, Inc.	18	1,058
Parker-Hannifin Corp.	9	1,130
Patterson Cos., Inc.	106	4,870
Paychex, Inc.	498	28,819
PayPal Holdings, Inc. (b)	30	1,229
People’s United Financial, Inc.	407	6,439
PepsiCo, Inc.	605	65,806
Pfizer, Inc.	624	21,135
PG&E Corp.	285	17,433

Philip Morris International, Inc.	63	6,125
Phillips 66	163	13,130
Pioneer Natural Resources Co.	5	928
Plains GP Holdings L.P. Class A	100	1,294
PNC Financial Services Group, Inc.	54	4,865
Polaris Industries, Inc.	19	1,471
PPG Industries, Inc.	62	6,408
PPL Corp.	44	1,521
Praxair, Inc.	66	7,975
Priceline Group, Inc. (b)	13	19,129
Principal Financial Group, Inc.	22	1,133
Procter & Gamble Co.	958	85,981
Progressive Corp.	151	4,757
Prologis, Inc. REIT	27	1,446
Prudential Financial, Inc.	35	2,858
Public Service Enterprise Group, Inc.	36	1,507
Public Storage REIT	78	17,405
PulteGroup, Inc.	54	1,082
QUALCOMM, Inc.	361	24,729
Quest Diagnostics, Inc.	18	1,523
Ralph Lauren Corp.	15	1,517
Raytheon Co.	77	10,482
Realty Income Corp. REIT	100	6,693
Regions Financial Corp.	136	1,342
RenaissanceRe Holdings, Ltd.	60	7,210
Republic Services, Inc.	337	17,002
ResMed, Inc.	34	2,203
Reynolds American, Inc.	32	1,509
Robert Half International, Inc.	38	1,439
Rockwell Automation, Inc.	37	4,527
Rockwell Collins, Inc.	38	3,205
Ross Stores, Inc.	196	12,603
Royal Caribbean Cruises, Ltd.	19	1,424
SBA Communications Corp. Class A (b)	116	13,011
SCANA Corp.	30	2,171
Schlumberger, Ltd.	111	8,729
Scripps Networks Interactive, Inc. Class A	21	1,333
Seagate Technology PLC	24	925
SEI Investments Co.	39	1,779
Sempra Energy	22	2,358
Sherwin-Williams Co.	21	5,810
Shire PLC	29	1,883
Simon Property Group, Inc. REIT	7	1,449
Skyworks Solutions, Inc.	41	3,122
Southern Co.	652	33,448
Southwest Airlines Co.	6	233
Spectra Energy Corp.	52	2,223
Stanley Black & Decker, Inc.	12	1,476
Staples, Inc.	93	795
Starbucks Corp.	648	35,083
State Street Corp. (e)	36	2,507
Stericycle, Inc. (b)	5	401
Stryker Corp.	113	13,154
SunTrust Banks, Inc.	53	2,321
Symantec Corp.	46	1,155
Synchrony Financial	32	896
Synopsys, Inc. (b)	194	11,514
Sysco Corp.	113	5,538
T Rowe Price Group, Inc.	67	4,456

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Target Corp.	366	$25,137
TD Ameritrade Holding Corp.	61	2,150
Tesoro Corp.	21	1,671
Texas Instruments, Inc.	338	23,721
Textron, Inc.	28	1,113
Thermo Fisher Scientific, Inc.	13	2,068
Thomson Reuters Corp.	150	6,192
Tiffany & Co.	29	2,106
Time Warner, Inc.	61	4,856
TJX Cos., Inc.	448	33,501
Tractor Supply Co.	39	2,627
Travelers Cos., Inc.	125	14,319
TripAdvisor, Inc. (b)	28	1,769
Twenty-First Century Fox, Inc. Class A	65	1,574
Twenty-First Century Fox, Inc. Class B	130	3,216
Tyson Foods, Inc. Class A	28	2,091
UDR, Inc. REIT	200	7,198
Ulta Salon Cosmetics & Fragrance, Inc. (b)	15	3,570
Under Armour, Inc. Class A (b)	34	1,315
Under Armour, Inc. Class C (b)	34	1,151
Union Pacific Corp.	229	22,334
United Parcel Service, Inc. Class B	137	14,982
United Technologies Corp.	39	3,962
UnitedHealth Group, Inc.	117	16,380
Universal Health Services, Inc. Class B	12	1,479
Unum Group	30	1,059
US BanCorp	189	8,106
Valero Energy Corp.	181	9,593
Varian Medical Systems, Inc. (b)	145	14,432
Ventas, Inc. REIT	161	11,371
Verizon Communications, Inc.	770	40,025
VF Corp.	200	11,210
Visa, Inc. Class A	677	55,988
VMware, Inc. Class A (b)	100	7,335
Voya Financial, Inc.	28	807
W.W. Grainger, Inc.	16	3,597
Wabtec Corp.	22	1,796
Wal-Mart Stores, Inc.	705	50,845
Walgreens Boots Alliance, Inc.	44	3,547
Walt Disney Co.	458	42,530
Waste Management, Inc.	329	20,977
Waters Corp. (b)	21	3,328
WEC Energy Group, Inc.	194	11,617
Wells Fargo & Co.	582	25,771
Welltower, Inc. REIT	218	16,300
Western Digital Corp.	15	877
Western Union Co.	168	3,498
WestRock Co.	22	1,067
Weyerhaeuser Co.	34	1,086
Whirlpool Corp.	7	1,135
Whole Foods Market, Inc.	100	2,835
Williams Cos., Inc.	22	676
Willis Towers Watson PLC	12	1,593
WR Berkley Corp.	139	8,029
Xcel Energy, Inc.	338	13,905
Xerox Corp.	123	1,246
Xilinx, Inc.	57	3,097
Yahoo!, Inc. (b)	143	6,163
Yum! Brands, Inc.	28	2,543

Zimmer Biomet Holdings, Inc.	10	1,300
Zoetis, Inc.	8	416

		3,816,112

TOTAL COMMON STOCKS (Cost $5,955,211)		6,303,237

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g) (Cost $28,844)	28,844	28,844

TOTAL INVESTMENTS — 99.3% (Cost $5,984,055)		6,332,081
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		43,011

NET ASSETS — 100.0%		$6,375,092

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$105,155	$—	$—	$105,155
Austria	2,653	—	—	2,653
Belgium	19,898	—	—	19,898
Canada	224,508	—	—	224,508
Chile	252	—	—	252
Denmark	52,614	—	—	52,614
Finland	14,171	—	—	14,171
France	124,482	—	—	124,482
Germany	130,585	—	—	130,585
Hong Kong	121,441	—	—	121,441
Ireland	20,996	—	—	20,996
Israel	29,578	—	—	29,578
Italy	23,470	—	—	23,470
Japan	628,463	—	—	628,463
Luxembourg	5,645	—	—	5,645
Mexico	6,598	—	—	6,598
Netherlands	60,654	—	—	60,654
New Zealand	9,146	—	—	9,146
Norway	6,848	—	—	6,848
Portugal	2,835	—	—	2,835
Singapore	47,750	—	—	47,750
South Africa	2,719	—	—	2,719
Spain	55,387	—	—	55,387
Sweden	48,552	—	—	48,552
Switzerland	333,271	—	—	333,271
United Kingdom	409,454	—	—	409,454
United States	3,816,112	—	—	3,816,112
Short-Term Investment	28,844	—	—	28,844

TOTAL INVESTMENTS	$6,332,081	$—	$—	$6,332,081

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	36	$2,420	—	—	36	$2,507	$50	$—
State Street Institutional Liquid Reserves Fund, Premier Class	16,482	16,482	342,376	330,014	28,844	28,844	81	—

TOTAL		$18,902				$31,351	$131	$—

See accompanying notes to financial statements.

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AIRLINES — 0.1%
Qantas Airways, Ltd.	2,467	$5,890

BANKS — 20.6%
Australia & New Zealand Banking Group, Ltd.	24,641	521,006
Bank of Queensland, Ltd.	1,804	15,696
Bendigo & Adelaide Bank, Ltd.	8,201	67,591
Commonwealth Bank of Australia	9,210	510,272
National Australia Bank, Ltd.	20,695	441,373
Westpac Banking Corp.	21,808	492,480

		2,048,418

BEVERAGES — 0.9%
Coca-Cola Amatil, Ltd.	9,746	76,446
Treasury Wine Estates, Ltd.	1,058	8,938

		85,384

BIOTECHNOLOGY — 4.9%
CSL, Ltd.	5,954	487,524

CAPITAL MARKETS — 1.2%
Macquarie Group, Ltd.	1,582	99,199
Platinum Asset Management, Ltd.	5,203	20,027

		119,226

CHEMICALS — 0.8%
Incitec Pivot, Ltd.	15,147	32,687
Orica, Ltd.	3,827	44,515

		77,202

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brambles, Ltd.	27,130	248,720

CONSTRUCTION & ENGINEERING — 0.1%
CIMIC Group, Ltd.	300	6,598

CONSTRUCTION MATERIALS — 1.1%
Boral, Ltd.	9,713	50,172
James Hardie Industries PLC	3,750	58,312

		108,484

CONTAINERS & PACKAGING — 3.2%
Amcor, Ltd.	27,929	323,796

DIVERSIFIED FINANCIAL SERVICES — 1.7%
ASX, Ltd.	4,252	156,705
Challenger, Ltd.	1,769	13,768

		170,473

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Telstra Corp., Ltd.	115,385	457,386
TPG Telecom, Ltd.	6,751	44,533
Vocus Communications, Ltd.	271	1,292

		503,211

ELECTRIC UTILITIES — 0.6%
AusNet Services	48,678	61,091

FOOD & STAPLES RETAILING — 12.6%
Wesfarmers, Ltd.	20,620	695,874
Woolworths, Ltd.	31,341	558,101

		1,253,975

GAS UTILITIES — 0.7%
APA Group	10,952	71,406

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Cochlear, Ltd.	1,307	141,016

HEALTH CARE PROVIDERS & SERVICES — 4.2%
Healthscope, Ltd.	21,357	50,174
Ramsay Health Care, Ltd.	3,317	200,833
Sonic Healthcare, Ltd.	9,865	166,158

		417,165

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aristocrat Leisure, Ltd.	471	5,698
Crown Resorts, Ltd.	1,108	11,116
Domino’s Pizza Enterprises, Ltd.	915	49,238
Flight Centre Travel Group, Ltd.	1,006	28,007
Tabcorp Holdings, Ltd.	7,952	30,305
Tatts Group, Ltd.	29,540	82,510

		206,874

INSURANCE — 4.0%
AMP, Ltd.	20,229	81,736
Insurance Australia Group, Ltd.	24,213	101,354
Medibank Pvt, Ltd.	12,551	23,819
QBE Insurance Group, Ltd.	9,061	64,416
Suncorp Group, Ltd.	13,980	129,555

		400,880

IT SERVICES — 0.4%
Computershare, Ltd.	4,950	39,092

MEDIA — 0.4%
REA Group, Ltd.	1,005	43,414

METALS & MINING — 7.7%
Alumina, Ltd.	7,001	7,822
BHP Billiton, Ltd.	18,507	316,956
Fortescue Metals Group, Ltd.	15,088	57,153
Newcrest Mining, Ltd.	2,803	47,598
Rio Tinto, Ltd.	6,961	274,922
South32, Ltd.	35,957	66,314

		770,765

MULTI-UTILITIES — 1.9%
AGL Energy, Ltd.	7,476	108,985
DUET Group	41,049	78,846

		187,831

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	7,673	30,533

OIL, GAS & CONSUMABLE FUELS — 2.0%
Caltex Australia, Ltd.	1,100	28,831
Oil Search, Ltd.	3,133	16,999
Origin Energy, Ltd.	10,221	42,393
Santos, Ltd.	8,742	24,150
Woodside Petroleum, Ltd.	3,783	82,853

		195,226

PROFESSIONAL SERVICES — 0.5%
SEEK, Ltd.	4,040	48,106

REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.7%
Dexus Property Group	7,649	53,559
Goodman Group	37,241	207,470
GPT Group	42,489	164,525
Mirvac Group REIT	42,655	73,118

See accompanying notes to financial statements.

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Scentre Group	111,991	$402,795
Stockland	25,250	91,975
Vicinity Centres REIT	40,186	97,485
Westfield Corp.	50,896	378,966

		1,469,893

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
LendLease Group	9,710	104,325

ROAD & RAIL — 0.5%
Aurizon Holdings, Ltd.	14,515	52,206

TRANSPORTATION INFRASTRUCTURE — 2.4%
Sydney Airport	13,583	72,449

Transurban Group	18,890	164,360

		236,809

TOTAL COMMON STOCKS (Cost $9,713,183)		9,915,533

TOTAL INVESTMENTS — 99.5% (Cost $9,713,183)		9,915,533
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		46,944

NET ASSETS — 100.0%		$9,962,477

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$5,890	$—	$—	$5,890
Banks	2,048,418	—	—	2,048,418
Beverages	85,384	—	—	85,384
Biotechnology	487,524	—	—	487,524
Capital Markets	119,226	—	—	119,226
Chemicals	77,202	—	—	77,202
Commercial Services & Supplies	248,720	—	—	248,720
Construction & Engineering	6,598	—	—	6,598
Construction Materials	108,484	—	—	108,484
Containers & Packaging	323,796	—	—	323,796
Diversified Financial Services	170,473	—	—	170,473
Diversified Telecommunication Services	503,211	—	—	503,211
Electric Utilities	61,091	—	—	61,091
Food & Staples Retailing	1,253,975	—	—	1,253,975
Gas Utilities	71,406	—	—	71,406
Health Care Equipment & Supplies	141,016	—	—	141,016
Health Care Providers & Services	417,165	—	—	417,165
Hotels, Restaurants & Leisure	206,874	—	—	206,874
Insurance	400,880	—	—	400,880
IT Services	39,092	—	—	39,092
Media	43,414	—	—	43,414
Metals & Mining	770,765	—	—	770,765
Multi-Utilities	187,831	—	—	187,831
Multiline Retail	30,533	—	—	30,533
Oil, Gas & Consumable Fuels	195,226	—	—	195,226
Professional Services	48,106	—	—	48,106
Real Estate Investment Trusts (REITs)	1,469,893	—	—	1,469,893
Real Estate Management & Development	104,325	—	—	104,325
Road & Rail	52,206	—	—	52,206
Transportation Infrastructure	236,809	—	—	236,809

TOTAL INVESTMENTS	$9,915,533	$—	$—	$9,915,533

See accompanying notes to financial statements.

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,749	$1,749	384,626	386,375	—	$—	$40	$—

TOTAL		$1,749				$—	$40	$—

See accompanying notes to financial statements.

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. (a)	15,800	$21,640
CAE, Inc.	2,078	29,456

		51,096

AUTO COMPONENTS — 3.1%
Linamar Corp.	2,310	96,284
Magna International, Inc.	10,933	468,516

		564,800

BANKS — 18.6%
Bank of Montreal	7,526	492,304
Bank of Nova Scotia	12,694	671,476
Canadian Imperial Bank of Commerce	8,523	659,726
National Bank of Canada	3,730	132,029
Royal Bank of Canada	12,352	763,723
Toronto-Dominion Bank	16,160	716,118

		3,435,376

CAPITAL MARKETS — 1.2%
CI Financial Corp.	11,258	215,609
IGM Financial, Inc.	486	13,098

		228,707

CHEMICALS — 4.5%
Agrium, Inc.	4,805	434,525
Methanex Corp.	694	24,681
Potash Corp. of Saskatchewan, Inc.	23,075	374,854

		834,060

CONSTRUCTION & ENGINEERING — 1.2%
SNC-Lavalin Group, Inc.	5,794	227,175

CONTAINERS & PACKAGING — 1.4%
CCL Industries, Inc.	1,353	260,058

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Element Financial Corp.	1,212	15,142
Onex Corp.	1,825	117,325

		132,467

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
BCE, Inc.	4,348	200,453
TELUS Corp.	11,124	366,413

		566,866

ELECTRIC UTILITIES — 2.0%
Fortis, Inc.	5,262	168,920
Hydro One, Ltd. (b)	10,515	207,220

		376,140

FOOD & STAPLES RETAILING — 7.5%
Alimentation Couche-Tard, Inc.	9,872	477,582
Empire Co., Ltd.	2,033	30,272
George Weston, Ltd.	1,688	140,563
Jean Coutu Group PJC, Inc.	4,654	71,284
Loblaw Cos., Ltd.	3,840	197,223
Metro, Inc.	14,046	460,309

		1,377,233

FOOD PRODUCTS — 2.3%
Saputo, Inc.	12,111	420,118

HOTELS, RESTAURANTS & LEISURE — 0.2%
Restaurant Brands International, Inc.	743	33,073

INSURANCE — 10.9%
Fairfax Financial Holdings, Ltd.	430	251,512
Great-West Lifeco, Inc.	18,300	449,615
Industrial Alliance Insurance & Financial Services, Inc.	886	31,840
Intact Financial Corp.	7,380	532,562
Manulife Financial Corp.	14,064	198,078
Power Corp. of Canada	4,711	99,615
Power Financial Corp.	11,944	276,277
Sun Life Financial, Inc.	5,333	173,229

		2,012,728

IT SERVICES — 2.4%
CGI Group, Inc. (a)	9,448	449,234

MEDIA — 3.5%
Shaw Communications, Inc.	20,309	414,911
Thomson Reuters Corp.	5,399	222,862

		637,773

METALS & MINING — 3.7%
Agnico Eagle Mines, Ltd.	1,858	100,304
Barrick Gold Corp.	4,115	72,735
Eldorado Gold Corp.	2,747	10,785
First Quantum Minerals, Ltd.	7,131	58,925
Franco-Nevada Corp.	1,890	131,815
Goldcorp, Inc.	5,220	85,991
Kinross Gold Corp. (a)	3,524	14,828
Silver Wheaton Corp.	1,800	48,539
Teck Resources, Ltd.	7,062	127,081
Turquoise Hill Resources, Ltd. (a)	5,591	16,506
Yamana Gold, Inc.	3,815	16,401

		683,910

MULTI-UTILITIES — 0.7%
Atco, Ltd.	1,142	40,510
Canadian Utilities, Ltd.	3,210	90,420

		130,930

MULTILINE RETAIL — 3.7%
Canadian Tire Corp., Ltd.	3,179	317,791
Dollarama, Inc.	4,582	357,112

		674,903

OIL, GAS & CONSUMABLE FUELS — 13.2%
AltaGas, Ltd.	2,812	72,191
ARC Resources, Ltd.	1,226	22,136
Cameco Corp.	5,183	44,209
Canadian Natural Resources, Ltd.	6,117	195,204
Cenovus Energy, Inc.	7,514	107,657
Crescent Point Energy Corp.	2,954	38,885
Enbridge, Inc.	6,038	264,905
Encana Corp.	6,826	71,207
Husky Energy, Inc.	4,517	55,232
Imperial Oil, Ltd.	6,899	215,435
Inter Pipeline, Ltd.	2,381	50,183
Keyera Corp.	7,931	255,989
Pembina Pipeline Corp.	5,690	173,092
Peyto Exploration & Development Corp.	486	13,616
PrairieSky Royalty, Ltd.	580	11,805

See accompanying notes to financial statements.

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Seven Generations Energy, Ltd. (a)	248	$5,959
Suncor Energy, Inc.	15,234	422,159
Tourmaline Oil Corp. (a)	915	24,743
TransCanada Corp.	7,650	362,695
Veresen, Inc.	1,112	11,338
Vermilion Energy, Inc.	407	15,738

		2,434,378

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	502	15,443

PHARMACEUTICALS — 0.3%
Valeant Pharmaceuticals International, Inc. (a)	2,114	51,778

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
H&R Real Estate Investment Trust	5,415	92,417
RioCan Real Estate Investment Trust	6,579	136,260
Smart Real Estate Investment Trust	5,699	153,289

		381,966

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Brookfield Asset Management, Inc.	6,124	214,952
First Capital Realty, Inc.	11,863	198,401

		413,353

ROAD & RAIL — 5.5%
Canadian National Railway Co.	9,171	598,444
Canadian Pacific Railway, Ltd.	2,666	406,092

		1,004,536

SOFTWARE — 2.3%
Constellation Software, Inc.	801	360,454
Open Text Corp.	999	64,596

		425,050

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	2,116	16,841

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Gildan Activewear, Inc.	10,654	297,023

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	1,155	21,443

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Rogers Communications, Inc.	4,369	185,032

TOTAL COMMON STOCKS (Cost $16,951,247)		18,343,490

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $9,298)	9,298	9,298

TOTAL INVESTMENTS — 99.6% (Cost $16,960,545)		18,352,788
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		77,410

NET ASSETS — 100.0%		$18,430,198

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.1% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$51,096	$—	$—	$51,096
Auto Components	564,800	—	—	564,800
Banks	3,435,376	—	—	3,435,376
Capital Markets	228,707	—	—	228,707
Chemicals	834,060	—	—	834,060
Construction & Engineering	227,175	—	—	227,175
Containers & Packaging	260,058	—	—	260,058
Diversified Financial Services	132,467	—	—	132,467
Diversified Telecommunication Services	566,866	—	—	566,866
Electric Utilities	376,140	—	—	376,140
Food & Staples Retailing	1,377,233	—	—	1,377,233
Food Products	420,118	—	—	420,118

See accompanying notes to financial statements.

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$33,073	$—	$—	$33,073
Insurance	2,012,728	—	—	2,012,728
IT Services	449,234	—	—	449,234
Media	637,773	—	—	637,773
Metals & Mining	683,910	—	—	683,910
Multi-Utilities	130,930	—	—	130,930
Multiline Retail	674,903	—	—	674,903
Oil, Gas & Consumable Fuels	2,434,378	—	—	2,434,378
Paper & Forest Products	15,443	—	—	15,443
Pharmaceuticals	51,778	—	—	51,778
Real Estate Investment Trusts (REITs)	381,966	—	—	381,966
Real Estate Management & Development	413,353	—	—	413,353
Road & Rail	1,004,536	—	—	1,004,536
Software	425,050	—	—	425,050
Technology Hardware, Storage & Peripherals	16,841	—	—	16,841
Textiles, Apparel & Luxury Goods	297,023	—	—	297,023
Trading Companies & Distributors	21,443	—	—	21,443
Wireless Telecommunication Services	185,032	—	—	185,032
Short-Term Investment	9,298	—	—	9,298

TOTAL INVESTMENTS	$18,352,788	$—	$—	$18,352,788

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	6,707	$6,707	321,291	318,700	9,298	$9,298	$43	$—

TOTAL		$6,707				$9,298	$43	$—

See accompanying notes to financial statements.

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 3.4%
Deutsche Post AG	14,102	$440,887

AIRLINES — 1.0%
Deutsche Lufthansa AG	11,449	127,442

AUTO COMPONENTS — 2.4%
Continental AG	1,459	306,856
Schaeffler AG	151	2,389

		309,245

AUTOMOBILES — 9.7%
Bayerische Motoren Werke AG	1,993	167,554
Bayerische Motoren Werke AG Preference Shares .	1,730	127,577
Daimler AG	7,413	522,420
Porsche Automobil Holding SE	2,705	138,117
Volkswagen AG Preference Shares	1,956	257,074
Volkswagen AG	334	48,476

		1,261,218

BANKS — 0.6%
Commerzbank AG	11,954	77,084

CAPITAL MARKETS — 2.1%
Deutsche Bank AG (b)	12,079	157,055
Deutsche Boerse AG (b)	1,505	122,029

		279,084

CHEMICALS — 12.7%
BASF SE	7,296	624,045
Covestro AG (c)	2,621	155,021
Evonik Industries AG	5,035	170,287
Fuchs Petrolub SE Preference Shares	2,384	108,800
KS AG	5,065	96,110
Lanxess AG	368	22,870
Linde AG	970	164,930
Symrise AG	4,213	308,836

		1,650,899

CONSTRUCTION & ENGINEERING — 0.1%
HOCHTIEF AG	84	11,852

CONSTRUCTION MATERIALS — 0.9%
HeidelbergCement AG	1,202	113,589

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
Deutsche Telekom AG	18,957	317,854
Telefonica Deutschland Holding AG	7,616	30,649

		348,503

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG	321	18,852

FOOD & STAPLES RETAILING — 1.9%
METRO AG	8,140	242,323

HEALTH CARE PROVIDERS & SERVICES — 5.7%
Fresenius Medical Care AG & Co. KGaA	5,180	452,663
Fresenius SE & Co. KGaA	3,629	289,598

		742,261

HOUSEHOLD PRODUCTS — 4.1%
Henkel AG & Co. KGaA (a)	867	100,941
Henkel AG & Co. KGaA (a)	3,228	438,943

		539,884

INDUSTRIAL CONGLOMERATES — 5.3%
Siemens AG	5,875	687,962

INSURANCE — 10.0%
Allianz SE	3,644	540,966
Hannover Rueck SE	3,336	357,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,158	402,577

		1,300,972

INTERNET & CATALOG RETAIL — 0.2%
Zalando SE (b) (c)	494	20,624

INTERNET SOFTWARE & SERVICES — 1.4%
United Internet AG	4,135	183,019

LIFE SCIENCES TOOLS & SERVICES — 0.4%
QIAGEN NV (b)	2,141	58,960

MACHINERY — 3.6%
GEA Group AG	4,659	258,700
MAN SE	1,971	207,857

		466,557

MEDIA — 4.0%
Axel Springer SE	988	50,608
ProSiebenSat.1 Media SE	5,826	249,582
RTL Group SA (a) (b)	1,956	162,509
RTL Group SA (a)	702	57,945

		520,644

METALS & MINING — 0.3%
ThyssenKrupp AG	1,662	39,634

MULTI-UTILITIES — 2.5%
E.ON SE	25,677	182,196
RWE AG (b)	8,177	140,918

		323,114

PERSONAL PRODUCTS — 3.0%
Beiersdorf AG	4,195	395,769

PHARMACEUTICALS — 5.4%
Bayer AG	4,934	495,874
Merck KGaA	1,910	205,867

		701,741

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Deutsche Wohnen AG	3,641	132,389
Vonovia SE	3,224	122,117

		254,506

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Infineon Technologies AG	19,260	343,713

SOFTWARE — 4.7%
SAP SE	6,782	616,741

TEXTILES, APPAREL & LUXURY GOODS — 4.5%
adidas AG	2,554	443,444
HUGO BOSS AG	2,692	148,919

		592,363

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Brenntag AG	3,850	210,296

See accompanying notes to financial statements.

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.5%
Fraport AG Frankfurt Airport Services Worldwide	1,231	$67,351

TOTAL COMMON STOCKS (Cost $13,185,651)		12,947,089

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f) (Cost $353)	353	353

TOTAL INVESTMENTS — 99.4% (Cost $13,186,004)		12,947,442
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		83,312

NET ASSETS — 100.0%		$13,030,754

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.4% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$440,887	$—	$—	$440,887
Airlines	127,442	—	—	127,442
Auto Components	309,245	—	—	309,245
Automobiles	1,261,218	—	—	1,261,218
Banks	77,084	—	—	77,084
Capital Markets	279,084	—	—	279,084
Chemicals	1,650,899	—	—	1,650,899
Construction & Engineering	11,852	—	—	11,852
Construction Materials	113,589	—	—	113,589
Diversified Telecommunication Services	348,503	—	—	348,503
Electrical Equipment	18,852	—	—	18,852
Food & Staples Retailing	242,323	—	—	242,323
Health Care Providers & Services	742,261	—	—	742,261
Household Products	539,884	—	—	539,884
Industrial Conglomerates	687,962	—	—	687,962
Insurance	1,300,972	—	—	1,300,972
Internet & Catalog Retail	20,624	—	—	20,624
Internet Software & Services	183,019	—	—	183,019
Life Sciences Tools & Services	58,960	—	—	58,960
Machinery	466,557	—	—	466,557
Media	520,644	—	—	520,644
Metals & Mining	39,634	—	—	39,634
Multi-Utilities	323,114	—	—	323,114
Personal Products	395,769	—	—	395,769
Pharmaceuticals	701,741	—	—	701,741
Real Estate Management & Development	254,506	—	—	254,506
Semiconductors & Semiconductor Equipment	343,713	—	—	343,713
Software	616,741	—	—	616,741
Textiles, Apparel & Luxury Goods	592,363	—	—	592,363
Trading Companies & Distributors	210,296	—	—	210,296
Transportation Infrastructure	67,351	—	—	67,351
Short-Term Investment	353	—	—	353

TOTAL INVESTMENTS	$12,947,442	$—	$—	$12,947,442

See accompanying notes to financial statements.

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1	$1	290,025	289,673	353	$353	$38	$—

TOTAL		$1				$353	$38	$—

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	1,600	$37,028

AIRLINES — 1.1%
ANA Holdings, Inc.	17,000	45,948
Japan Airlines Co., Ltd.	3,500	102,271

		148,219

AUTO COMPONENTS — 4.5%
Aisin Seiki Co., Ltd.	700	31,763
Bridgestone Corp.	8,800	322,054
Denso Corp.	1,600	63,201
Koito Manufacturing Co., Ltd.	1,200	57,829
NGK Spark Plug Co., Ltd.	200	3,490
NHK Spring Co., Ltd.	400	3,843
NOK Corp.	200	4,327
Stanley Electric Co., Ltd.	200	5,346
Sumitomo Electric Industries, Ltd.	3,400	47,543
Sumitomo Rubber Industries, Ltd.	2,400	35,977
Toyoda Gosei Co., Ltd.	200	4,608
Toyota Industries Corp.	600	27,551
Yokohama Rubber Co., Ltd.	200	3,168

		610,700

AUTOMOBILES — 8.2%
Fuji Heavy Industries, Ltd.	7,500	278,107
Honda Motor Co., Ltd.	5,700	162,532
Isuzu Motors, Ltd.	7,600	88,522
Mazda Motor Corp.	900	13,611
Mitsubishi Motors Corp.	11,600	53,724
Nissan Motor Co., Ltd.	11,700	113,540
Suzuki Motor Corp.	500	16,590
Toyota Motor Corp.	6,400	365,236
Yamaha Motor Co., Ltd.	400	7,979

		1,099,841

BANKS — 6.7%
Aozora Bank, Ltd.	9,000	30,840
Bank of Kyoto, Ltd.	1,000	7,248
Chiba Bank, Ltd.	3,000	16,886
Chugoku Bank, Ltd.	500	6,048
Concordia Financial Group, Ltd.	5,000	21,612
Fukuoka Financial Group, Inc.	2,000	8,236
Hachijuni Bank, Ltd.	1,000	5,165
Hiroshima Bank, Ltd.	1,000	4,108
Iyo Bank, Ltd.	600	3,602
Japan Post Bank Co., Ltd.	2,000	23,601
Joyo Bank, Ltd. (c)	1,000	4,159
Kyushu Financial Group, Inc.	1,000	6,755
Mitsubishi UFJ Financial Group, Inc.	47,600	237,424
Mizuho Financial Group, Inc.	109,500	182,311
Resona Holdings, Inc.	17,900	74,647
Seven Bank, Ltd.	500	1,590
Shinsei Bank, Ltd.	4,000	6,004
Shizuoka Bank, Ltd.	1,000	7,940
Sumitomo Mitsui Financial Group, Inc.	6,000	200,267
Sumitomo Mitsui Trust Holdings, Inc.	800	25,833
Suruga Bank, Ltd.	200	4,758
Yamaguchi Financial Group, Inc.	2,000	21,192

		900,226

BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	1,500	54,303
Kirin Holdings Co., Ltd.	3,800	62,724
Suntory Beverage & Food, Ltd.	1,400	60,139

		177,166

BUILDING PRODUCTS — 0.3%
Asahi Glass Co., Ltd.	2,000	12,838
Daikin Industries, Ltd.	200	18,468
LIXIL Group Corp.	400	8,520
TOTO, Ltd.	100	3,748

		43,574

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	3,000	16,720
Nomura Holdings, Inc.	7,700	33,921
SBI Holdings, Inc.	400	4,724

		55,365

CHEMICALS — 3.0%
Asahi Kasei Corp.	4,000	31,632
Daicel Corp.	300	3,753
Hitachi Chemical Co., Ltd.	1,100	25,049
JSR Corp.	300	4,678
Kaneka Corp.	1,000	7,851
Kansai Paint Co., Ltd.	200	4,351
Kuraray Co., Ltd.	1,400	20,613
Mitsubishi Chemical Holdings Corp.	3,800	23,573
Mitsubishi Gas Chemical Co., Inc.	500	7,115
Mitsui Chemicals, Inc.	2,000	9,421
Nippon Paint Holdings Co., Ltd.	100	3,308
Nitto Denko Corp.	1,800	115,645
Shin-Etsu Chemical Co., Ltd.	1,100	76,060
Sumitomo Chemical Co., Ltd.	2,000	8,789
Taiyo Nippon Sanso Corp.	100	1,033
Teijin, Ltd.	400	7,695
Toray Industries, Inc.	6,000	58,006

		408,572

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Dai Nippon Printing Co., Ltd.	2,000	19,474
Park24 Co., Ltd.	1,900	61,541
Secom Co., Ltd.	900	66,728
Toppan Printing Co., Ltd.	3,000	26,900

		174,643

CONSTRUCTION & ENGINEERING — 0.7%
JGC Corp.	400	6,893
Kajima Corp.	3,000	20,856
Obayashi Corp.	2,400	23,629
Shimizu Corp.	1,000	8,887
Taisei Corp.	4,000	29,823

		90,088

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	4,000	11,416

CONSUMER FINANCE — 0.0% (a)
Acom Co., Ltd. (b)	300	1,401
AEON Financial Service Co., Ltd.	100	1,733
Credit Saison Co., Ltd.	200	3,297

		6,431

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	$6,999

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	1,300	33,044

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Japan Exchange Group, Inc.	7,500	115,909
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	4,542
ORIX Corp.	2,200	32,099

		152,550

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Nippon Telegraph & Telephone Corp.	2,700	123,022

ELECTRIC UTILITIES — 2.0%
Chubu Electric Power Co., Inc.	4,200	60,803
Chugoku Electric Power Co., Inc.	3,000	37,535
Hokuriku Electric Power Co.	1,800	21,810
Kansai Electric Power Co., Inc. (b)	3,500	31,632
Kyushu Electric Power Co., Inc.	1,000	9,342
Shikoku Electric Power Co., Inc. (b)	300	2,948
Tohoku Electric Power Co., Inc.	3,600	46,749
Tokyo Electric Power Co. Holdings, Inc. (b)	14,200	60,998

		271,817

ELECTRICAL EQUIPMENT — 0.4%
Fuji Electric Co., Ltd.	1,000	4,543
Mitsubishi Electric Corp.	3,000	37,994
Nidec Corp.	100	9,146

		51,683

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Alps Electric Co., Ltd.	1,900	45,030
Hamamatsu Photonics KK	100	3,046
Hirose Electric Co., Ltd.	100	13,035
Hitachi High-Technologies Corp.	100	3,965
Hitachi, Ltd.	18,000	83,294
Keyence Corp.	400	290,169
Kyocera Corp.	700	33,339
Murata Manufacturing Co., Ltd.	2,000	257,345
Nippon Electric Glass Co., Ltd.	1,000	5,135
Omron Corp.	200	7,120
TDK Corp.	200	13,233
Yaskawa Electric Corp.	2,400	35,503
Yokogawa Electric Corp.	200	2,637

		792,851

FOOD & STAPLES RETAILING — 2.6%
Aeon Co., Ltd.	2,700	39,701
FamilyMart UNY Holdings Co., Ltd.	1,100	73,214
Lawson, Inc.	800	62,964
Seven & i Holdings Co., Ltd.	1,800	84,556
Sundrug Co., Ltd.	500	41,722
Tsuruha Holdings, Inc.	400	45,978

		348,135

FOOD PRODUCTS — 1.9%
Ajinomoto Co., Inc.	1,700	37,646
Calbee, Inc.	900	33,906
MEIJI Holdings Co., Ltd.	200	19,731
NH Foods, Ltd.	2,000	48,111
Nisshin Seifun Group, Inc.	1,300	19,693

Nissin Foods Holdings Co., Ltd.	700	42,374
Toyo Suisan Kaisha, Ltd.	900	37,950
Yakult Honsha Co., Ltd.	100	4,483
Yamazaki Baking Co., Ltd.	600	14,665

		258,559

GAS UTILITIES — 1.5%
Osaka Gas Co., Ltd.	17,000	70,861
Toho Gas Co., Ltd.	7,000	65,185
Tokyo Gas Co., Ltd.	15,000	66,301

		202,347

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Hoya Corp.	5,400	215,328
Olympus Corp.	300	10,369
Sysmex Corp.	1,900	139,594
Terumo Corp.	600	22,900

		388,191

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Alfresa Holdings Corp.	1,000	21,004
Medipal Holdings Corp.	1,300	22,376
Miraca Holdings, Inc.	600	29,684
Suzuken Co., Ltd.	500	16,393

		89,457

HEALTH CARE TECHNOLOGY — 0.7%
M3, Inc.	2,800	95,117

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Holdings Co., Japan, Ltd.	2,000	58,855
Oriental Land Co., Ltd.	2,600	157,492

		216,347

HOUSEHOLD DURABLES — 1.9%
Casio Computer Co., Ltd.	2,600	36,022
Iida Group Holdings Co., Ltd.	300	5,996
Nikon Corp.	2,100	31,190
Panasonic Corp.	3,700	36,611
Rinnai Corp.	200	18,466
Sekisui Chemical Co., Ltd.	1,900	27,112
Sekisui House, Ltd.	2,600	43,930
Sharp Corp. (b)	5,000	6,666
Sony Corp.	1,500	48,778

		254,771

HOUSEHOLD PRODUCTS — 0.1%
Unicharm Corp.	400	10,304

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd.	1,100	26,266

INDUSTRIAL CONGLOMERATES — 0.4%
Keihan Holdings Co., Ltd.	1,000	6,962
Seibu Holdings, Inc.	500	8,206
Toshiba Corp. (b)	12,000	39,698

		54,866

INSURANCE — 1.5%
Dai-ichi Life Insurance Co., Ltd.	3,100	41,985
Japan Post Holdings Co., Ltd.	2,000	24,944
MS&AD Insurance Group Holdings, Inc.	1,200	33,056
Sompo Japan Nipponkoa Holdings, Inc.	700	20,499

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Sony Financial Holdings, Inc.	200	$2,728
T&D Holdings, Inc.	1,800	20,077
Tokio Marine Holdings, Inc.	1,600	60,578

		203,867

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc.	600	7,768
Start Today Co., Ltd.	2,400	41,001

		48,769

INTERNET SOFTWARE & SERVICES — 0.8%
Kakaku.com, Inc.	1,800	32,404
Yahoo! Japan Corp.	19,000	75,426

		107,830

IT SERVICES — 1.5%
Fujitsu, Ltd.	8,000	42,660
Nomura Research Institute, Ltd.	1,200	41,120
NTT Data Corp.	800	39,737
Obic Co., Ltd.	700	36,982
Otsuka Corp.	1,000	47,154

		207,653

LEISURE EQUIPMENT & PRODUCTS — 1.6%
Bandai Namco Holdings, Inc.	800	24,293
Sankyo Co., Ltd.	1,000	33,970
Sega Sammy Holdings, Inc.	200	2,834
Shimano, Inc.	1,000	147,336
Yamaha Corp.	200	6,419

		214,852

MACHINERY — 4.9%
Amada Holdings Co., Ltd.	300	3,093
FANUC Corp.	1,600	268,760
Hino Motors, Ltd.	3,000	31,729
Hitachi Construction Machinery Co., Ltd.	200	3,948
IHI Corp.	3,000	8,591
JTEKT Corp.	400	5,933
Kawasaki Heavy Industries, Ltd.	2,000	6,123
Komatsu, Ltd.	2,100	47,593
Kubota Corp.	1,000	14,946
Kurita Water Industries, Ltd.	200	4,720
Makita Corp.	100	7,071
Mitsubishi Heavy Industries, Ltd.	8,000	33,109
Nabtesco Corp.	1,200	33,713
NSK, Ltd.	600	6,079
SMC Corp.	600	171,175
Sumitomo Heavy Industries, Ltd.	1,000	4,878
THK Co., Ltd.	200	3,895

		655,356

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	4,000	9,203
Nippon Yusen KK.	7,000	12,996

		22,199

MEDIA — 0.2%
Dentsu, Inc.	200	10,092
Hakuhodo DY Holdings, Inc.	500	5,817
Toho Co., Ltd.	400	13,193

		29,102

METALS & MINING — 0.9%
Hitachi Metals, Ltd.	2,300	27,982
JFE Holdings, Inc.	1,700	24,527
Kobe Steel, Ltd. (b)	1,000	8,957
Maruichi Steel Tube, Ltd.	100	3,436
Mitsubishi Materials Corp.	300	8,117
Nippon Steel & Sumitomo Metal Corp.	1,900	38,585
Sumitomo Metal Mining Co., Ltd.	1,000	13,692

		125,296

MULTILINE RETAIL — 0.7%
Don Quijote Holdings Co., Ltd.	100	3,639
Isetan Mitsukoshi Holdings, Ltd.	600	5,860
J Front Retailing Co., Ltd.	600	7,791
Marui Group Co., Ltd.	300	3,934
Ryohin Keikaku Co., Ltd.	300	60,228
Takashimaya Co., Ltd.	2,000	16,314

		97,766

OIL, GAS & CONSUMABLE FUELS — 1.0%
Idemitsu Kosan Co., Ltd.	500	10,270
Inpex Corp.	2,000	17,957
JX Holdings, Inc.	14,800	59,498
Showa Shell Sekiyu KK	900	8,310
TonenGeneral Sekiyu KK	4,000	40,290

		136,325

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,000	7,861

PERSONAL PRODUCTS — 2.5%
Kao Corp.	5,200	292,235
Kose Corp.	300	30,455
Shiseido Co., Ltd.	400	10,525

		333,215

PHARMACEUTICALS — 6.8%
Astellas Pharma, Inc.	21,300	330,969
Chugai Pharmaceutical Co., Ltd.	800	28,717
Daiichi Sankyo Co., Ltd.	2,200	52,466
Eisai Co., Ltd.	500	31,042
Hisamitsu Pharmaceutical Co., Inc.	200	10,725
Kyowa Hakko Kirin Co., Ltd.	1,000	15,662
Mitsubishi Tanabe Pharma Corp.	3,900	82,995
Ono Pharmaceutical Co., Ltd.	200	5,543
Otsuka Holdings Co., Ltd.	1,900	86,102
Santen Pharmaceutical Co., Ltd.	6,100	89,333
Shionogi & Co., Ltd.	600	30,526
Sumitomo Dainippon Pharma Co., Ltd.	1,200	23,072
Taisho Pharmaceutical Holdings Co., Ltd.	400	40,764
Takeda Pharmaceutical Co., Ltd.	1,900	90,492

		918,408

PROFESSIONAL SERVICES — 0.6%
Recruit Holdings Co., Ltd.	2,100	85,232

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
Daiwa House REIT Investment Corp.	1	2,940
Japan Prime Realty Investment Corp.	7	31,590
Japan Real Estate Investment Corp.	5	29,872
Japan Retail Fund Investment Corp.	26	64,214
Nippon Building Fund, Inc.	4	25,320
Nippon Prologis, Inc.	13	32,864

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Nomura Real Estate Master Fund, Inc.	34	$56,742
United Urban Investment Corp.	22	40,083

		283,625

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Aeon Mall Co., Ltd.	100	1,568
Daito Trust Construction Co., Ltd.	1,200	191,675
Daiwa House Industry Co., Ltd.	1,200	32,653
Hulic Co., Ltd.	200	2,025
Mitsubishi Estate Co., Ltd.	1,000	18,644
Mitsui Fudosan Co., Ltd.	1,000	21,088
Nomura Real Estate Holdings, Inc.	200	3,350
NTT Urban Development Corp.	100	961
Tokyo Tatemono Co., Ltd.	200	2,384
Tokyu Fudosan Holdings Corp.	600	3,229

		277,577

ROAD & RAIL — 3.5%
Central Japan Railway Co.	300	50,985
East Japan Railway Co.	1,000	89,666
Hankyu Hanshin Holdings, Inc.	1,600	54,827
Keikyu Corp.	2,000	20,777
Keio Corp.	1,000	8,690
Kintetsu Group Holdings Co., Ltd.	8,000	33,417
Nagoya Railroad Co., Ltd.	8,000	43,371
Nippon Express Co., Ltd.	6,000	27,848
Odakyu Electric Railway Co., Ltd.	1,000	22,120
Tobu Railway Co., Ltd.	8,000	40,527
Tokyu Corp.	3,000	22,752
West Japan Railway Co.	1,000	61,601

		476,581

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Rohm Co., Ltd.	100	5,214
Tokyo Electron, Ltd.	100	8,766

		13,980

SOFTWARE — 1.2%
GungHo Online Entertainment, Inc.	4,500	10,976
Konami Holdings Corp.	100	3,846
Nexon Co., Ltd.	2,000	31,107
Oracle Corp. Japan	1,100	61,808
Trend Micro, Inc.	1,400	48,526

		156,263

SPECIALTY RETAIL — 2.3%
ABC-Mart, Inc.	700	47,420
Hikari Tsushin, Inc.	100	9,243
Nitori Holdings Co., Ltd.	1,200	142,794
Shimamura Co., Ltd.	200	24,214
USS Co., Ltd.	3,400	57,011
Yamada Denki Co., Ltd.	6,800	33,575

		314,257

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Brother Industries, Ltd.	500	8,695
Canon, Inc.	3,700	106,818
FUJIFILM Holdings Corp.	1,600	58,745
Konica Minolta, Inc.	700	5,876
NEC Corp.	10,000	25,577

Ricoh Co., Ltd.	4,100	36,844
Seiko Epson Corp.	500	9,539

		252,094

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (a)
Asics Corp.	100	1,998

TOBACCO — 2.1%
Japan Tobacco, Inc.	7,000	284,728

TRADING COMPANIES & DISTRIBUTORS — 3.5%
ITOCHU Corp.	5,100	63,558
Marubeni Corp.	15,100	76,868
Mitsubishi Corp.	6,000	135,387
Mitsui & Co., Ltd.	8,500	116,716
Sumitomo Corp.	5,200	57,667
Toyota Tsusho Corp.	800	18,415

		468,611

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	2,000	17,341

WIRELESS TELECOMMUNICATION SERVICES — 3.7%
KDDI Corp.	10,700	329,141
NTT DOCOMO, Inc.	3,900	98,670
SoftBank Group Corp.	1,200	77,286

		505,097

TOTAL COMMON STOCKS (Cost $12,965,309)		13,385,478

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $754)	754	754

TOTAL INVESTMENTS — 99.3% (Cost $12,966,063)		13,386,232
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		100,535

NET ASSETS — 100.0%		$13,486,767

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $4,159, representing 0.0% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$37,028	$—	$—	$37,028
Airlines	148,219	—	—	148,219
Auto Components	610,700	—	—	610,700
Automobiles	1,099,841	—	—	1,099,841
Banks	896,067	4,159	—	900,226
Beverages	177,166	—	—	177,166
Building Products	43,574	—	—	43,574
Capital Markets	55,365	—	—	55,365
Chemicals	408,572	—	—	408,572
Commercial Services & Supplies	174,643	—	—	174,643
Construction & Engineering	90,088	—	—	90,088
Construction Materials	11,416	—	—	11,416
Consumer Finance	6,431	—	—	6,431
Containers & Packaging	6,999	—	—	6,999
Diversified Consumer Services	33,044	—	—	33,044
Diversified Financial Services	152,550	—	—	152,550
Diversified Telecommunication Services	123,022	—	—	123,022
Electric Utilities	271,817	—	—	271,817
Electrical Equipment	51,683	—	—	51,683
Electronic Equipment, Instruments & Components	792,851	—	—	792,851
Food & Staples Retailing	348,135	—	—	348,135
Food Products	258,559	—	—	258,559
Gas Utilities	202,347	—	—	202,347
Health Care Equipment & Supplies	388,191	—	—	388,191
Health Care Providers & Services	89,457	—	—	89,457
Health Care Technology	95,117	—	—	95,117
Hotels, Restaurants & Leisure	216,347	—	—	216,347
Household Durables	254,771	—	—	254,771
Household Products	10,304	—	—	10,304
Independent Power Producers & Energy Traders	26,266	—	—	26,266
Industrial Conglomerates	54,866	—	—	54,866
Insurance	203,867	—	—	203,867
Internet & Catalog Retail	48,769	—	—	48,769
Internet Software & Services	107,830	—	—	107,830
IT Services	207,653	—	—	207,653
Leisure Equipment & Products	214,852	—	—	214,852
Machinery	655,356	—	—	655,356
Marine	22,199	—	—	22,199
Media	29,102	—	—	29,102
Metals & Mining	125,296	—	—	125,296
Multiline Retail	97,766	—	—	97,766
Oil, Gas & Consumable Fuels	136,325	—	—	136,325
Paper & Forest Products	7,861	—	—	7,861
Personal Products	333,215	—	—	333,215
Pharmaceuticals	918,408	—	—	918,408
Professional Services	85,232	—	—	85,232
Real Estate Investment Trusts (REITs)	283,625	—	—	283,625
Real Estate Management & Development	277,577	—	—	277,577
Road & Rail	476,581	—	—	476,581
Semiconductors & Semiconductor Equipment	13,980	—	—	13,980

See accompanying notes to financial statements.

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Software	$156,263	$—	$—	$156,263
Specialty Retail	314,257	—	—	314,257
Technology Hardware, Storage & Peripherals	252,094	—	—	252,094
Textiles, Apparel & Luxury Goods	1,998	—	—	1,998
Tobacco	284,728	—	—	284,728
Trading Companies & Distributors	468,611	—	—	468,611
Transportation Infrastructure	17,341	—	—	17,341
Wireless Telecommunication Services	505,097	—	—	505,097
Short-Term Investment	754	—	—	754

TOTAL INVESTMENTS	$13,382,073	$4,159	$—	$13,386,232

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	4,203	$4,203	223,010	226,459	754	$754	$32	$—

TOTAL		$4,203				$754	$32	$—

See accompanying notes to financial statements.

SPDR MSCI Mexico StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BANKS — 9.5%
Grupo Financiero Banorte SAB de CV Series O	18,403	$96,686
Grupo Financiero Inbursa SAB de CV Series O	40,927	64,710
Grupo Financiero Santander Mexico SAB de CV Class B	24,853	43,713

		205,109

BEVERAGES — 15.4%
Arca Continental SAB de CV	11,575	69,001
Coca-Cola Femsa SAB de CV Series L	8,665	65,211
Fomento Economico Mexicano SAB de CV	21,425	197,882

		332,094

CHEMICALS — 1.7%
Mexichem SAB de CV	16,397	36,770

CONSTRUCTION & ENGINEERING — 2.9%
Promotora y Operadora de Infraestructura SAB de CV	5,877	63,178

CONSTRUCTION MATERIALS — 4.5%
Cemex SAB de CV (a)	122,218	96,999

CONSUMER FINANCE — 2.3%
Gentera SAB de CV	26,920	48,545

FOOD & STAPLES RETAILING — 9.0%
Grupo Comercial Chedraui SA de CV	14,532	31,822
Wal-Mart de Mexico SAB de CV	73,618	161,968

		193,790

FOOD PRODUCTS — 6.4%
Gruma SAB de CV Class B	2,871	37,819
Grupo Bimbo SAB de CV Series A	22,751	60,082
Grupo Lala SAB de CV	21,015	40,101

		138,002

HOUSEHOLD PRODUCTS — 2.8%
Kimberly-Clark de Mexico SAB de CV Class A	26,696	60,500

INDUSTRIAL CONGLOMERATES — 4.4%
Alfa SAB de CV Class A Class A	26,939	42,120
Grupo Carso SAB de CV Series A1	13,287	53,193

		95,313

MEDIA — 5.8%
Grupo Televisa SAB Series CPO	24,329	125,243

METALS & MINING — 10.5%
Grupo Mexico SAB de CV Series B	62,557	153,148
Industrias Penoles SAB de CV	2,334	56,209
Minera Frisco SAB de CV (a)	24,195	16,902

		226,259

MULTILINE RETAIL — 2.6%
El Puerto de Liverpool SAB de CV Series C1	5,241	55,038

PHARMACEUTICALS — 0.9%
Genomma Lab Internacional SAB de CV Class B (a)	17,313	18,142

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Fibra Uno Administracion SA de CV REIT	30,348	55,542

TRANSPORTATION INFRASTRUCTURE — 7.6%
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,509	61,920
Grupo Aeroportuario del Sureste SAB de CV Class B	4,821	70,813
OHL Mexico SAB de CV (a)	22,271	29,597

		162,330

WIRELESS TELECOMMUNICATION SERVICES — 11.0%
America Movil SAB de CV Series L	412,844	236,143

TOTAL COMMON STOCKS (Cost $2,968,098)		2,148,997

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $3,989)	3,989	3,989

TOTAL INVESTMENTS — 100.1% (Cost $2,972,087)		2,152,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,139)

NET ASSETS — 100.0%		$2,150,847

(a)	Non-income producing security
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI Mexico StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$205,109	$—	$—	$205,109
Beverages	332,094	—	—	332,094
Chemicals	36,770	—	—	36,770
Construction & Engineering	63,178	—	—	63,178
Construction Materials	96,999	—	—	96,999
Consumer Finance	48,545	—	—	48,545
Food & Staples Retailing	193,790	—	—	193,790
Food Products	138,002	—	—	138,002
Household Products	60,500	—	—	60,500
Industrial Conglomerates	95,313	—	—	95,313
Media	125,243	—	—	125,243
Metals & Mining	226,259	—	—	226,259
Multiline Retail	55,038	—	—	55,038
Pharmaceuticals	18,142	—	—	18,142
Real Estate Investment Trusts (REITs)	55,542	—	—	55,542
Transportation Infrastructure	162,330	—	—	162,330
Wireless Telecommunication Services	236,143	—	—	236,143
Short-Term Investment	3,989	—	—	3,989

TOTAL INVESTMENTS	$2,152,986	$—	$—	$2,152,986

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	964	$964	68,372	65,347	3,989	$3,989	$12	$—

TOTAL		$964				$3,989	$12	$—

See accompanying notes to financial statements.

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.7%
Korea Aerospace Industries, Ltd.	283	$19,606

AIR FREIGHT & LOGISTICS — 0.7%
Hyundai Glovis Co., Ltd.	113	18,571

AIRLINES — 0.1%
Korean Air Lines Co., Ltd. (a)	111	3,523

AUTO COMPONENTS — 5.9%
Hankook Tire Co., Ltd.	494	26,643
Hanon Systems	1,555	17,508
Hyundai Mobis Co., Ltd.	458	114,360
Hyundai Wia Corp.	84	6,605

		165,116

AUTOMOBILES — 7.4%
Hyundai Motor Co.	777	95,595
Hyundai Motor Co. Preference Shares (b)	191	18,296
Hyundai Motor Co. Preference Shares (b)	178	16,243
Kia Motors Corp.	1,973	75,509

		205,643

BANKS — 6.0%
BNK Financial Group, Inc.	686	5,344
DGB Financial Group, Inc.	523	4,288
Hana Financial Group, Inc.	1,076	27,209
Industrial Bank of Korea	1,442	15,646
KB Financial Group, Inc.	1,436	49,351
Shinhan Financial Group Co., Ltd.	1,407	51,293
Woori Bank	1,453	15,040

		168,171

BEVERAGES — 0.2%
Lotte Chilsung Beverage Co., Ltd.	3	4,358

BUILDING PRODUCTS — 0.2%
KCC Corp.	13	4,668

CAPITAL MARKETS — 0.3%
Korea Investment Holdings Co., Ltd.	59	2,183
Mirae Asset Daewoo Co., Ltd.	258	1,830
Mirae Asset Securities Co., Ltd.	75	1,549
NH Investment & Securities Co., Ltd.	161	1,457
Samsung Securities Co., Ltd.	62	1,948

		8,967

CHEMICALS — 2.9%
Hanwha Chemical Corp.	130	2,857
Hanwha Corp.	181	5,760
Hyosung Corp.	39	4,603
Kumho Petrochemical Co., Ltd.	29	1,841
LG Chem, Ltd.	210	46,048
LG Chem, Ltd. Preference Shares	63	9,410
Lotte Chemical Corp.	29	7,847
OCI Co., Ltd. (a)	17	1,443

		79,809

COMMERCIAL SERVICES & SUPPLIES — 1.1%
KEPCO Plant Service & Engineering Co., Ltd.	130	6,823
S-1 Corp.	272	25,067

		31,890

CONSTRUCTION & ENGINEERING — 0.5%
Daelim Industrial Co., Ltd.	36	2,710
Daewoo Engineering & Construction Co., Ltd. (a)	153	884
GS Engineering & Construction Corp. (a)	79	2,105
Hyundai Development Co-Engineering & Construction	33	1,537
Hyundai Engineering & Construction Co., Ltd.	169	6,023

		13,259

CONSUMER FINANCE — 0.2%
Samsung Card Co., Ltd.	151	6,869

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
KT Corp.	911	26,387
LG Uplus Corp.	1,150	12,269

		38,656

ELECTRIC UTILITIES — 2.2%
Korea Electric Power Corp.	1,282	62,857

ELECTRICAL EQUIPMENT — 0.1%
Doosan Heavy Industries & Construction Co., Ltd.	113	2,652

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
LG Display Co., Ltd.	1,484	37,863
LG Innotek Co., Ltd.	119	8,460
Samsung Electro-Mechanics Co., Ltd.	346	15,363
Samsung SDI Co., Ltd.	193	16,823

		78,509

FOOD & STAPLES RETAILING —1.3%
BGF retail Co., Ltd.	70	12,267
Dongsuh Cos., Inc.	258	6,852
E-MART, Inc.	89	12,727
GS Retail Co., Ltd.	110	4,914

		36,760

FOOD PRODUCTS — 1.4%
CJ CheilJedang Corp.	31	10,217
Lotte Confectionery Co., Ltd.	66	10,547
Orion Corp.	19	14,267
Ottogi Corp.	8	5,448

		40,479

GAS UTILITIES — 0.3%
Korea Gas Corp.	243	9,752

HOTELS, RESTAURANTS & LEISURE — 1.5%
Kangwon Land, Inc.	1,123	40,072
Paradise Co., Ltd.	38	549

		40,621

HOUSEHOLD DURABLES — 2.4%
Coway Co., Ltd.	390	33,782
Hanssem Co., Ltd.	90	14,382
LG Electronics, Inc.	446	19,398

		67,562

HOUSEHOLD PRODUCTS — 2.1%
LG Household & Health Care, Ltd.	56	48,559
LG Household & Health Care, Ltd. Preference Shares	20	9,352

		57,911

See accompanying notes to financial statements.

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.6%
CJ Corp.	24	$4,053
LG Corp.	676	39,712
Samsung C&T Corp.	109	14,747
SK Holdings Co., Ltd.	216	41,578

		100,090

INSURANCE — 6.0%
Dongbu Insurance Co., Ltd.	523	32,386
Hanwha Life Insurance Co., Ltd.	2,675	13,990
Hyundai Marine & Fire Insurance Co., Ltd.	606	19,946
Samsung Fire & Marine Insurance Co., Ltd.	245	62,176
Samsung Life Insurance Co., Ltd.	405	38,796

		167,294

INTERNET SOFTWARE & SERVICES — 5.9%
Kakao Corp.	169	12,552
NAVER Corp.	190	152,331

		164,883

IT SERVICES — 0.9%
Samsung SDS Co., Ltd.	190	26,567

MACHINERY — 0.6%
Hyundai Heavy Industries Co., Ltd. (a)	107	13,407
Samsung Heavy Industries Co., Ltd. (a)	355	3,020

		16,427

MEDIA — 0.3%
Cheil Worldwide, Inc.	442	6,421
CJ E&M Corp.	10	690

		7,111

METALS & MINING — 2.6%
Hyundai Steel Co.	174	8,026
Korea Zinc Co., Ltd.	49	21,400
POSCO	208	42,871

		72,297

MULTILINE RETAIL — 1.0%
Hyundai Department Store Co., Ltd.	119	12,804
Lotte Shopping Co., Ltd.	68	12,750
Shinsegae, Inc.	14	2,307

		27,861

OIL, GAS & CONSUMABLE FUELS — 1.5%
GS Holdings Corp.	224	10,881
S-Oil Corp.	112	8,257
SK Innovation Co., Ltd.	153	22,436

		41,574

PERSONAL PRODUCTS — 3.5%
Amorepacific Corp.	172	60,751
Amorepacific Corp. Preference Shares	70	13,475
AMOREPACIFIC Group	164	24,644

		98,870

PHARMACEUTICALS — 1.3%
Celltrion, Inc. (a)	85	8,212
Hanmi Pharm Co., Ltd.	8	3,690
Hanmi Science Co., Ltd.	70	7,245
Yuhan Corp.	64	16,126

		35,273

ROAD & RAIL — 0.5%
CJ Korea Express Corp. (a)	65	12,719

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
SK Hynix, Inc.	2,056	75,045

SOFTWARE — 1.5%
NCSoft Corp.	157	42,124

SPECIALTY RETAIL — 0.1%
Hotel Shilla Co., Ltd.	32	1,758

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.4%
Samsung Electronics Co., Ltd.	358	519,439
Samsung Electronics Co., Ltd. Preference Shares	67	78,476

		597,915

TOBACCO — 3.2%
KT&G Corp.	799	90,684

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Posco Daewoo Corp.	99	2,202
SK Networks Co., Ltd.	494	3,001

		5,203

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
SK Telecom Co., Ltd.	205	42,067

TOTAL COMMON STOCKS (Cost $2,891,792)		2,791,971

RIGHTS — 0.0% (c)
MACHINERY — 0.0% (c)
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16) (a) (d) (Cost $1,170)	220	440

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f) (Cost $802)	802	802

TOTAL INVESTMENTS — 100.0% (Cost $2,893,764)		2,793,213
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(944)

NET ASSETS — 100.0%		$2,792,269

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $440, representing 0.0% of net assets.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$19,606	$—	$—	$19,606
Air Freight & Logistics	18,571	—	—	18,571
Airlines	3,523	—	—	3,523
Auto Components	165,116	—	—	165,116
Automobiles	205,643	—	—	205,643
Banks	168,171	—	—	168,171
Beverages	4,358	—	—	4,358
Building Products	4,668	—	—	4,668
Capital Markets	8,967	—	—	8,967
Chemicals	79,809	—	—	79,809
Commercial Services & Supplies	31,890	—	—	31,890
Construction & Engineering	13,259	—	—	13,259
Consumer Finance	6,869	—	—	6,869
Diversified Telecommunication Services	38,656	—	—	38,656
Electric Utilities	62,857	—	—	62,857
Electrical Equipment	2,652	—	—	2,652
Electronic Equipment, Instruments & Components	78,509	—	—	78,509
Food & Staples Retailing	36,760	—	—	36,760
Food Products	40,479	—	—	40,479
Gas Utilities	9,752	—	—	9,752
Hotels, Restaurants & Leisure	40,621	—	—	40,621
Household Durables	67,562	—	—	67,562
Household Products	57,911	—	—	57,911
Industrial Conglomerates	100,090	—	—	100,090
Insurance	167,294	—	—	167,294
Internet Software & Services	164,883	—	—	164,883
IT Services	26,567	—	—	26,567
Machinery	16,427	—	—	16,427
Media	7,111	—	—	7,111
Metals & Mining	72,297	—	—	72,297
Multiline Retail	27,861	—	—	27,861
Oil, Gas & Consumable Fuels	41,574	—	—	41,574
Personal Products	98,870	—	—	98,870
Pharmaceuticals	35,273	—	—	35,273
Road & Rail	12,719	—	—	12,719
Semiconductors & Semiconductor Equipment	75,045	—	—	75,045
Software	42,124	—	—	42,124
Specialty Retail	1,758	—	—	1,758
Technology Hardware, Storage & Peripherals	597,915	—	—	597,915
Tobacco	90,684	—	—	90,684
Trading Companies & Distributors	5,203	—	—	5,203
Wireless Telecommunication Services	42,067	—	—	42,067
Rights
Machinery	—	440	—	440
Short-Term Investment	802	—	—	802

TOTAL INVESTMENTS	$2,792,773	$440	$—	$2,793,213

See accompanying notes to financial statements.

SPDR MSCI South Korea StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	689	$689	62,576	62,463	802	$802	$13	$—

TOTAL		$689				$802	$13	$—

See accompanying notes to financial statements.

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AIRLINES — 1.1%
International Consolidated Airlines Group SA	4,433	$22,996

BANKS — 25.5%
Banco Bilbao Vizcaya Argentaria SA	22,855	138,234
Banco de Sabadell SA	23,823	30,520
Banco Popular Espanol SA	17,528	21,688
Banco Santander SA	59,327	263,153
Bankia SA	17,693	14,515
Bankinter SA	4,740	33,729
CaixaBank SA	12,874	32,538

		534,377

BIOTECHNOLOGY — 2.0%
Grifols SA	1,983	42,743

CONSTRUCTION & ENGINEERING — 6.3%
ACS Actividades de Construccion y Servicios SA	1,809	54,687
Ferrovial SA	3,625	77,198

		131,885

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.6%
Telefonica SA	17,840	180,738

ELECTRIC UTILITIES — 16.4%
Endesa SA	3,631	77,856
Iberdrola SA	27,515	187,136
Red Electrica Corp. SA	3,698	79,813

		344,805

FOOD & STAPLES RETAILING — 2.2%
Distribuidora Internacional de Alimentacion SA	7,312	45,285

GAS UTILITIES — 6.9%
Enagas SA	2,703	81,333
Gas Natural SDG SA	3,119	64,126

		145,459

INSURANCE — 3.6%
Grupo Catalana Occidente SA	1,222	36,323
Mapfre SA	13,995	39,162

		75,485

IT SERVICES — 4.6%
Amadeus IT Group SA Class A	1,932	96,552

MACHINERY — 2.0%
Zardoya Otis SA	4,356	41,904

MEDIA — 1.5%
Mediaset Espana Comunicacion SA	2,690	31,893

OIL, GAS & CONSUMABLE FUELS — 4.4%
Repsol SA	6,724	91,244

SPECIALTY RETAIL — 8.8%
Industria de Diseno Textil SA	4,978	184,611

TRANSPORTATION INFRASTRUCTURE — 6.1%
Abertis Infraestructuras SA	5,670	88,315
Aena SA (a)	267	39,397

		127,712

TOTAL COMMON STOCKS (Cost $3,004,356)		2,097,689

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $37)	37	37

TOTAL INVESTMENTS — 100.0% (Cost $3,004,393)		2,097,726
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(785)

NET ASSETS — 100.0%		$2,096,941

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.9% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$22,996	$—	$—	$22,996
Banks	534,377	—	—	534,377
Biotechnology	42,743	—	—	42,743
Construction & Engineering	131,885	—	—	131,885
Diversified Telecommunication Services	180,738	—	—	180,738
Electric Utilities	344,805	—	—	344,805
Food & Staples Retailing	45,285	—	—	45,285
Gas Utilities	145,459	—	—	145,459
Insurance	75,485	—	—	75,485
IT Services	96,552	—	—	96,552
Machinery	41,904	—	—	41,904
Media	31,893	—	—	31,893
Oil, Gas & Consumable Fuels	91,244	—	—	91,244
Specialty Retail	184,611	—	—	184,611
Transportation Infrastructure	127,712	—	—	127,712
Short-Term Investment	37	—	—	37

TOTAL INVESTMENTS	$2,097,726	$—	$—	$2,097,726

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	328	$328	79,298	79,589	37	$37	$10	$—

TOTAL		$328				$37	$10	$—

See accompanying notes to financial statements.

SPDR MSCI Taiwan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIRLINES — 0.2%
China Airlines, Ltd.	15,000	$4,475
Eva Airways Corp.	13,902	6,342

		10,817

AUTO COMPONENTS — 0.3%
Cheng Shin Rubber Industry Co., Ltd.	8,000	16,819

AUTOMOBILES — 0.1%
Yulon Motor Co., Ltd.	6,000	5,274

BANKS — 9.6%
Chang Hwa Commercial Bank, Ltd.	86,718	44,403
China Development Financial Holding Corp.	80,000	20,418
CTBC Financial Holding Co., Ltd.	132,367	76,856
E.Sun Financial Holding Co., Ltd.	77,784	44,295
First Financial Holding Co., Ltd.	186,401	99,012
Hua Nan Financial Holdings Co., Ltd.	146,817	75,175
Mega Financial Holding Co., Ltd.	125,579	88,339
SinoPac Financial Holdings Co., Ltd.	69,388	20,476
Taishin Financial Holding Co., Ltd.	45,039	16,739
Taiwan Business Bank	33,209	8,444
Taiwan Cooperative Financial Holding Co., Ltd.	172,306	76,133

		570,290

CAPITAL MARKETS — 0.3%
Yuanta Financial Holding Co., Ltd.	57,311	20,478

CHEMICALS — 3.1%
Formosa Chemicals & Fibre Corp.	21,000	56,477
Formosa Plastics Corp.	29,000	71,978
Nan Ya Plastics Corp.	26,000	51,427
Taiwan Fertilizer Co., Ltd.	2,000	2,680

		182,562

CONSTRUCTION MATERIALS — 0.5%
Asia Cement Corp.	15,000	13,112
Taiwan Cement Corp.	14,000	15,922

		29,034

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Chailease Holding Co., Ltd.	3,120	5,534
Fubon Financial Holding Co., Ltd.	39,000	57,607

		63,141

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
Asia Pacific Telecom Co., Ltd. (a)	3,000	995
Chunghwa Telecom Co., Ltd.	93,000	327,846

		328,841

ELECTRICAL EQUIPMENT — 0.1%
Teco Electric and Machinery Co., Ltd.	7,000	6,030

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 20.8%
AU Optronics Corp.	150,000	55,032
Delta Electronics, Inc.	48,205	256,823
Hon Hai Precision Industry Co., Ltd.	144,100	363,175
Innolux Corp.	165,000	55,797
Largan Precision Co., Ltd.	3,000	361,774
Simplo Technology Co., Ltd.	9,000	29,574
Synnex Technology International Corp.	40,950	45,332

WPG Holdings, Ltd.	46,000	54,445
Zhen Ding Technology Holding, Ltd.	3,000	6,575

		1,228,527

FOOD & STAPLES RETAILING — 2.7%
President Chain Store Corp.	20,000	158,875

FOOD PRODUCTS — 1.6%
Standard Foods Corp.	9,436	24,173
Uni-President Enterprises Corp.	37,440	70,232

		94,405

HOUSEHOLD DURABLES — 0.9%
Nien Made Enterprise Co., Ltd.	4,000	51,491

INDUSTRIAL CONGLOMERATES — 0.3%
Far Eastern New Century Corp.	20,520	15,351

INSURANCE — 1.5%
Cathay Financial Holding Co., Ltd.	48,000	61,406
China Life Insurance Co., Ltd.	19,432	17,761
Shin Kong Financial Holding Co., Ltd. (a)	49,376	10,853

		90,020

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Giant Manufacturing Co., Ltd.	5,000	35,252
Merida Industry Co., Ltd.	5,000	23,608

		58,860

MACHINERY — 0.0% (b)
Hiwin Technologies Corp.	30	156

MARINE — 0.0% (b)
Evergreen Marine Corp. Taiwan, Ltd. (a)	7,070	2,729

METALS & MINING — 0.9%
China Steel Corp.	75,000	52,878

OIL, GAS & CONSUMABLE FUELS — 0.9%
Formosa Petrochemical Corp.	18,000	54,094

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Highwealth Construction Corp.	2,900	4,487
Ruentex Development Co., Ltd. (a)	15,402	18,746

		23,233

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 26.7%
Advanced Semiconductor Engineering, Inc.	57,000	68,373
Hermes Microvision, Inc.	1,000	43,228
Inotera Memories, Inc. (a)	27,000	23,774
MediaTek, Inc.	8,000	61,125
Nanya Technology Corp.	16,000	20,035
Novatek Microelectronics Corp.	16,000	56,403
Phison Electronics Corp.	6,000	45,557
Powertech Technology, Inc.	12,000	31,124
Realtek Semiconductor Corp.	6,000	19,716
Siliconware Precision Industries Co., Ltd.	27,000	40,484
Taiwan Semiconductor Manufacturing Co., Ltd.	177,000	1,030,531
Transcend Information, Inc.	10,000	29,191
United Microelectronics Corp.	166,000	61,167
Vanguard International Semiconductor Corp.	26,000	48,606

		1,579,314

SPECIALTY RETAIL — 0.2%
Hotai Motor Co., Ltd.	1,000	11,692

See accompanying notes to financial statements.

SPDR MSCI Taiwan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.8%
Acer, Inc. (a)	41,612	$19,316
Advantech Co., Ltd.	12,000	102,981
Asustek Computer, Inc.	12,000	107,001
Casetek Holdings, Ltd.	3,000	10,911
Catcher Technology Co., Ltd.	16,000	129,907
Chicony Electronics Co., Ltd.	25,240	63,854
Compal Electronics, Inc.	74,000	45,681
Foxconn Technology Co., Ltd.	27,492	80,514
HTC Corp. (a)	3,000	8,336
Inventec Corp.	40,000	32,668
Lite-On Technology Corp.	41,440	59,624
Pegatron Corp.	31,000	79,712
Quanta Computer, Inc.	48,000	100,148
Wistron Corp.	47,088	35,002

		875,655

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Eclat Textile Co., Ltd.	5,091	60,743
Feng TAY Enterprise Co., Ltd.	10,128	44,912
Formosa Taffeta Co., Ltd.	2,000	1,895
Pou Chen Corp.	11,000	15,476
Ruentex Industries, Ltd.	11,000	17,687

		140,713

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
Far EasTone Telecommunications Co., Ltd.	18,000	$42,494
Taiwan Mobile Co., Ltd.	46,000	165,096

		207,590

TOTAL COMMON STOCKS (Cost $5,746,136)		5,878,869

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $933)	933	933

TOTAL INVESTMENTS — 99.4% (Cost $5,747,069)		5,879,802
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		36,861

NET ASSETS — 100.0%		$5,916,663

(a)	Non-income producing security
(b)	Amount represents less than 0.05%.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$10,817	$—	$—	$10,817
Auto Components	16,819	—	—	16,819
Automobiles	5,274	—	—	5,274
Banks	570,290	—	—	570,290
Capital Markets	20,478	—	—	20,478
Chemicals	182,562	—	—	182,562
Construction Materials	29,034	—	—	29,034
Diversified Financial Services	63,141	—	—	63,141
Diversified Telecommunication Services	328,841	—	—	328,841
Electrical Equipment	6,030	—	—	6,030
Electronic Equipment, Instruments & Components	1,228,527	—	—	1,228,527
Food & Staples Retailing	158,875	—	—	158,875
Food Products	94,405	—	—	94,405
Household Durables	51,491	—	—	51,491
Industrial Conglomerates	15,351	—	—	15,351
Insurance	90,020	—	—	90,020
Leisure Equipment & Products	58,860	—	—	58,860
Machinery	156	—	—	156
Marine	2,729	—	—	2,729
Metals & Mining	52,878	—	—	52,878
Oil, Gas & Consumable Fuels	54,094	—	—	54,094
Real Estate Management & Development	23,233	—	—	23,233
Semiconductors & Semiconductor Equipment	1,579,314	—	—	1,579,314

See accompanying notes to financial statements.

SPDR MSCI Taiwan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$11,692	$—	$—	$11,692
Technology Hardware, Storage & Peripherals	875,655	—	—	875,655
Textiles, Apparel & Luxury Goods	140,713	—	—	140,713
Wireless Telecommunication Services	207,590	—	—	207,590
Short-Term Investment	933	—	—	933

TOTAL INVESTMENTS	$5,879,802	$—	$—	$5,879,802

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	484	$484	333,047	332,598	933	$933	$35	$—

TOTAL		$484				$933	$35	$—

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 3.6%
BAE Systems PLC	7,371	$50,172
Cobham PLC	822	1,791
Meggitt PLC	287	1,681
Rolls-Royce Holdings PLC (a)	3,517	32,894

		86,538

AIR FREIGHT & LOGISTICS — 0.6%
Royal Mail PLC	2,374	15,095

AIRLINES — 0.5%
easyJet PLC	911	11,917

AUTO COMPONENTS — 0.6%
GKN PLC	3,422	14,238

BANKS — 8.8%
Barclays PLC	14,565	31,748
HSBC Holdings PLC	18,287	137,469
Lloyds Banking Group PLC	23,336	16,536
Royal Bank of Scotland Group PLC (a)	2,425	5,632
Standard Chartered PLC (a)	2,620	21,384

		212,769

BEVERAGES — 5.0%
Coca-Cola HBC AG (a)	191	4,446
Diageo PLC	1,615	46,374
SABMiller PLC	1,176	68,667

		119,487

CAPITAL MARKETS — 1.7%
3i Group PLC	487	4,115
Aberdeen Asset Management PLC	1,943	8,236
Hargreaves Lansdown PLC	728	12,038
ICAP PLC	1,109	6,715
Investec PLC	215	1,315
Schroders PLC	238	8,335

		40,754

CHEMICALS — 1.2%
Croda International PLC	296	13,396
Johnson Matthey PLC	348	14,891

		28,287

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Aggreko PLC	445	5,512
Babcock International Group PLC	390	5,243
G4S PLC	668	1,977

		12,732

CONSUMER FINANCE — 0.0%
Provident Financial PLC	22	867

DIVERSIFIED FINANCIAL SERVICES — 0.1%
London Stock Exchange Group PLC	44	1,600

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
BT Group PLC	11,289	57,052
Inmarsat PLC	944	8,645

		65,697

ELECTRIC UTILITIES — 1.1%
SSE PLC	1,317	26,825

ENERGY EQUIPMENT & SERVICES — 0.1%
Petrofac, Ltd.	128	1,482

FOOD & STAPLES RETAILING — 1.4%
J Sainsbury PLC	2,342	7,478
Tesco PLC (a)	7,664	18,214
Wm Morrison Supermarkets PLC	2,413	6,830

		32,522

FOOD PRODUCTS — 1.9%
Associated British Foods PLC	1,015	34,281
Tate & Lyle PLC	1,274	12,395

		46,676

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Smith & Nephew PLC	2,460	39,753

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Mediclinic International PLC	431	5,187

HOTELS, RESTAURANTS & LEISURE — 5.4%
Carnival PLC	35	1,713
Compass Group PLC	3,584	69,602
InterContinental Hotels Group PLC	321	13,260
Merlin Entertainments PLC (b)	1,229	7,018
TUI AG	721	10,274
Whitbread PLC	411	20,907
William Hill PLC	2,183	8,626

		131,400

HOUSEHOLD DURABLES — 1.1%
Barratt Developments PLC	247	1,586
Berkeley Group Holdings PLC	265	8,882
Persimmon PLC	614	14,476
Taylor Wimpey PLC	670	1,341

		26,285

HOUSEHOLD PRODUCTS — 3.2%
Reckitt Benckiser Group PLC	822	77,574

INDUSTRIAL CONGLOMERATES — 0.6%
DCC PLC	22	2,007
Smiths Group PLC	679	12,913

		14,920

INSURANCE — 4.9%
Admiral Group PLC	1,076	28,639
Aviva PLC	2,369	13,556
Direct Line Insurance Group PLC	2,808	13,306
Legal & General Group PLC	13,193	37,480
Old Mutual PLC	1,774	4,664
Prudential PLC	824	14,627
RSA Insurance Group PLC	364	2,582
St James’s Place PLC	50	616
Standard Life PLC	729	3,257

		118,727

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (b)	236	1,243

IT SERVICES — 0.2%
Worldpay Group PLC (b)	1,392	5,356

MACHINERY — 0.4%
IMI PLC	518	7,227
Weir Group PLC	68	1,501

		8,728

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

MEDIA — 4.9%
ITV PLC	10,780	$26,214
Pearson PLC	417	4,079
RELX PLC	3,438	65,337
Sky PLC	1,026	11,915
WPP PLC	490	11,546

		119,091

METALS & MINING — 4.9%
Anglo American PLC (a)	1,248	15,686
Antofagasta PLC	164	1,116
BHP Billiton PLC	1,337	20,190
Fresnillo PLC	120	2,828
Glencore PLC (a)	15,277	42,101
Randgold Resources, Ltd.	119	12,034
Rio Tinto PLC	705	23,577

		117,532

MULTI-UTILITIES — 2.6%
Centrica PLC	4,268	12,652
National Grid PLC	3,510	49,789

		62,441

MULTILINE RETAIL — 1.2%
Marks & Spencer Group PLC	1,361	5,854
Next PLC	384	23,823

		29,677

OIL, GAS & CONSUMABLE FUELS — 10.3%
BP PLC	17,325	101,273
Royal Dutch Shell PLC Class A	3,608	89,705
Royal Dutch Shell PLC Class B	2,216	57,486

		248,464

PAPER & FOREST PRODUCTS — 0.1%
Mondi PLC	109	2,298

PERSONAL PRODUCTS — 3.6%
Unilever PLC	1,808	85,829

PHARMACEUTICALS — 6.5%
AstraZeneca PLC	680	44,201
GlaxoSmithKline PLC	4,254	90,791
Hikma Pharmaceuticals PLC	186	4,876
Shire PLC	278	18,049

		157,917

PROFESSIONAL SERVICES — 1.6%
Capita PLC	1,738	15,126
Experian PLC	461	9,246
Intertek Group PLC	297	13,461

		37,833

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
British Land Co. PLC REIT	1,259	10,344
Hammerson PLC	1,582	12,063
Intu Properties PLC	1,736	6,684
Land Securities Group PLC REIT	1,149	15,791
Segro PLC	2,774	16,353

		61,235

SOFTWARE — 1.1%
Sage Group PLC	2,812	26,958

SPECIALTY RETAIL — 0.8%
Dixons Carphone PLC	869	4,160
Kingfisher PLC	2,988	14,629

		18,789

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Burberry Group PLC	911	16,319

TOBACCO — 5.1%
British American Tobacco PLC	1,471	94,204
Imperial Brands PLC	546	28,182

		122,386

TRADING COMPANIES & DISTRIBUTORS — 3.0%
Ashtead Group PLC	115	1,898
Bunzl PLC	1,171	34,682
Travis Perkins PLC	459	9,206
Wolseley PLC	469	26,532

		72,318

WATER UTILITIES — 0.9%
Severn Trent PLC	388	12,626
United Utilities Group PLC	762	9,928

		22,554

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group PLC	17,475	50,337

TOTAL COMMON STOCKS (Cost $2,869,285)		2,398,637

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $1,019)	1,019	1,019

TOTAL INVESTMENTS — 99.4% (Cost $2,870,304)		2,399,656
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		13,513

NET ASSETS — 100.0%		$2,413,169

(a)	Non-income producing security
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$86,538	$—	$—	$86,538
Air Freight & Logistics	15,095	—	—	15,095
Airlines	11,917	—	—	11,917
Auto Components	14,238	—	—	14,238
Banks	212,769	—	—	212,769
Beverages	119,487	—	—	119,487
Capital Markets	40,754	—	—	40,754
Chemicals	28,287	—	—	28,287
Commercial Services & Supplies	12,732	—	—	12,732
Consumer Finance	867	—	—	867
Diversified Financial Services	1,600	—	—	1,600
Diversified Telecommunication Services	65,697	—	—	65,697
Electric Utilities	26,825	—	—	26,825
Energy Equipment & Services	1,482	—	—	1,482
Food & Staples Retailing	32,522	—	—	32,522
Food Products	46,676	—	—	46,676
Health Care Equipment & Supplies	39,753	—	—	39,753
Health Care Providers & Services	5,187	—	—	5,187
Hotels, Restaurants & Leisure	131,400	—	—	131,400
Household Durables	26,285	—	—	26,285
Household Products	77,574	—	—	77,574
Industrial Conglomerates	14,920	—	—	14,920
Insurance	118,727	—	—	118,727
Internet Software & Services	1,243	—	—	1,243
IT Services	5,356	—	—	5,356
Machinery	8,728	—	—	8,728
Media	119,091	—	—	119,091
Metals & Mining	117,532	—	—	117,532
Multi-Utilities	62,441	—	—	62,441
Multiline Retail	29,677	—	—	29,677
Oil, Gas & Consumable Fuels	248,464	—	—	248,464
Paper & Forest Products	2,298	—	—	2,298
Personal Products	85,829	—	—	85,829
Pharmaceuticals	157,917	—	—	157,917
Professional Services	37,833	—	—	37,833
Real Estate Investment Trusts (REITs)	61,235	—	—	61,235
Software	26,958	—	—	26,958
Specialty Retail	18,789	—	—	18,789
Textiles, Apparel & Luxury Goods	16,319	—	—	16,319
Tobacco	122,386	—	—	122,386
Trading Companies & Distributors	72,318	—	—	72,318
Water Utilities	22,554	—	—	22,554
Wireless Telecommunication Services	50,337	—	—	50,337
Short-Term Investment	1,019	—	—	1,019

TOTAL INVESTMENTS	$2,399,656	$—	$—	$2,399,656

See accompanying notes to financial statements.

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	983	$983	102,394	102,358	1,019	$1,019	$14	$—

TOTAL		$983				$1,019	$14	$—

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 4.0%
APA Group	167,305	$1,090,817
Challenger, Ltd.	80,236	624,444
Sonic Healthcare, Ltd.	68,984	1,161,909
Woolworths, Ltd. (a)	71,236	1,268,526

		4,145,696

BRAZIL — 1.0%
TOTVS SA	108,000	1,009,908

CANADA — 19.6%
Agrium, Inc. (a)	9,556	864,166
Bank of Montreal (a)	10,820	707,777
Bank of Nova Scotia	16,826	890,046
Canadian Apartment Properties	28,792	670,809
Canadian Imperial Bank of Commerce (a)	10,791	835,281
Canadian Western Bank (a)	34,130	655,722
Emera, Inc.	32,776	1,179,861
Enbridge Income Fund Holdings, Inc. (a)	82,176	2,125,915
Finning International, Inc. (a)	71,195	1,321,787
Fortis, Inc. (a)	35,376	1,135,639
IGM Financial, Inc. (a)	34,448	928,399
National Bank of Canada (a)	26,313	931,391
Power Corp. of Canada	28,169	595,638
Power Financial Corp. (a)	28,103	650,052
RioCan Real Estate Investment Trust	46,961	972,630
Rogers Communications, Inc. Class B	25,495	1,079,743
Royal Bank of Canada	11,159	689,960
Shaw Communications, Inc. Class B (a)	65,825	1,344,798
TELUS Corp.	39,257	1,293,084
TransCanada Corp. (a)	33,386	1,582,866

		20,455,564

FINLAND — 1.9%
Fortum Oyj	123,975	2,003,466

FRANCE — 4.7%
Klepierre REIT	12,011	550,717
Sanofi	9,936	755,274
Technip SA	23,707	1,456,514
TOTAL SA (a)	32,760	1,552,518
Unibail-Rodamco SE	2,159	582,308

		4,897,331

GERMANY — 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,883	537,826
Siemens AG	9,404	1,101,208

		1,639,034

HONG KONG — 5.4%
CK Hutchison Holdings, Ltd.	62,500	794,551
CLP Holdings, Ltd.	107,500	1,110,905
Hysan Development Co., Ltd.	121,000	567,094
Link REIT	85,500	628,356
Sino Land Co., Ltd.	398,386	704,731
Sun Hung Kai Properties, Ltd.	35,000	528,433
Wharf Holdings, Ltd.	100,000	727,828
Wheelock & Co., Ltd.	100,000	589,870

		5,651,768

INDONESIA — 1.1%
Astra International Tbk PT	1,883,700	1,190,754

ITALY — 1.6%
Atlantia SpA	32,222	818,009
Hera SpA	299,409	806,869

		1,624,878

JAPAN — 0.9%
Canon, Inc.	33,000	952,703

NETHERLANDS — 0.9%
Boskalis Westminster	24,961	889,363

NORWAY — 1.0%
Orkla ASA	102,865	1,063,104

PORTUGAL — 1.1%
EDP — Energias de Portugal SA	348,120	1,169,348

SINGAPORE — 2.1%
Singapore Post, Ltd. (a)	875,900	937,925
Singapore Telecommunications, Ltd.	427,700	1,245,348

		2,183,273

SOUTH AFRICA — 8.9%
AVI, Ltd.	201,043	1,373,547
Foschini Group, Ltd.	168,730	1,711,687
MTN Group, Ltd.	300,425	2,566,161
Sanlam, Ltd.	133,102	617,537
SPAR Group, Ltd.	72,243	1,009,839
Standard Bank Group, Ltd.	109,157	1,116,634
Truworths International, Ltd.	178,828	923,319

		9,318,724

SPAIN — 3.2%
Abertis Infraestructuras SA	76,132	1,185,822
Enagas SA	40,353	1,214,212
Red Electrica Corp. SA	42,923	926,389

		3,326,423

SWEDEN — 3.2%
Castellum AB	38,889	583,285
Skanska AB Class B	49,154	1,149,187
Telia Co. AB	366,514	1,643,611

		3,376,083

SWITZERLAND — 2.5%
Baloise Holding AG	4,027	488,109
PSP Swiss Property AG	5,452	520,229
Sulzer AG	8,842	926,704
Swiss Prime Site AG (b)	7,558	664,268

		2,599,310

THAILAND — 2.9%
Advanced Info Service PCL NVDR	371,400	1,714,978
Bangkok Bank PCL	121,100	567,929
Siam Commercial Bank PCL NVDR	174,100	743,631

		3,026,538

UNITED KINGDOM — 9.7%
Aberdeen Asset Management PLC	239,077	1,013,361
BAE Systems PLC	126,860	863,505
British American Tobacco PLC	17,683	1,132,432
Carillion PLC	311,705	1,003,759
Close Brothers Group PLC	27,072	481,781

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

GlaxoSmithKline PLC	64,847	$1,384,001
IMI PLC	87,654	1,222,884
Pennon Group PLC	70,777	820,099
Tate & Lyle PLC	116,580	1,134,266
UBM PLC	117,359	1,088,488

		10,144,576

UNITED STATES — 22.4%
AT&T, Inc.	36,237	1,471,585
Chevron Corp.	13,155	1,353,913
CME Group, Inc.	7,629	797,383
Consolidated Edison, Inc.	13,112	987,334
Entergy Corp.	16,709	1,282,082
Helmerich & Payne, Inc. (a)	26,880	1,809,024
Mattel, Inc.	46,846	1,418,497
Mercury General Corp.	14,597	800,645
National Health Investors, Inc. (a)	11,508	903,148
New York Community Bancorp, Inc.	51,902	738,565
Old Republic International Corp.	27,621	486,682
People’s United Financial, Inc. (a)	34,203	541,091
PPL Corp.	29,940	1,035,026
RR Donnelley & Sons Co.	112,760	1,772,587
Southern Co.	21,707	1,113,569
Tupperware Brands Corp.	19,576	1,279,683
Verizon Communications, Inc.	24,027	1,248,923
Waddell & Reed Financial, Inc. Class A	29,873	542,494
Williams Cos., Inc.	121,313	3,727,948

		23,310,179

TOTAL COMMON STOCKS (Cost $101,745,662)		103,978,023

SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	57,050	57,050
State Street Navigator Securities Lending Prime Portfolio (d) (e)	8,297,041	8,297,041

TOTAL SHORT-TERM INVESTMENTS (Cost $8,354,091)		8,354,091

TOTAL INVESTMENTS — 107.7% (Cost $110,099,753)		112,332,114
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(8,034,288)

NET ASSETS — 100.0%		$104,297,826

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$4,145,696	$—	$—	$4,145,696
Brazil	1,009,908	—	—	1,009,908
Canada	20,455,564	—	—	20,455,564
Finland	2,003,466	—	—	2,003,466
France	4,897,331	—	—	4,897,331
Germany	1,639,034	—	—	1,639,034
Hong Kong	5,651,768	—	—	5,651,768
Indonesia	1,190,754	—	—	1,190,754
Italy	1,624,878	—	—	1,624,878
Japan	952,703	—	—	952,703
Netherlands	889,363	—	—	889,363
Norway	1,063,104	—	—	1,063,104
Portugal	1,169,348	—	—	1,169,348
Singapore	2,183,273	—	—	2,183,273
South Africa	9,318,724	—	—	9,318,724
Spain	3,326,423	—	—	3,326,423
Sweden	3,376,083	—	—	3,376,083
Switzerland	2,599,310	—	—	2,599,310

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Thailand	$3,026,538	$—	$—	$3,026,538
United Kingdom	10,144,576	—	—	10,144,576
United States	23,310,179	—	—	23,310,179
Short-Term Investments	8,354,091	—	—	8,354,091

TOTAL INVESTMENTS	$112,332,114	$—	$—	$112,332,114

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	47,526	$47,526	11,942,881	11,933,357	57,050	$57,050	$626	$—
State Street Navigator Securities Lending Prime Portfolio	10,950,786	10,950,786	88,691,291	91,345,036	8,297,041	8,297,041	77,718	—

TOTAL		$10,998,312				$8,354,091	$78,344	$—

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 23.4%
APA Group	2,121,022	$13,828,920
ASX, Ltd.	142,236	5,242,030
Aurizon Holdings, Ltd.	6,175,221	22,210,271
Australia & New Zealand Banking Group, Ltd.	345,024	7,295,141
Bank of Queensland, Ltd.	525,919	4,575,966
Bendigo & Adelaide Bank, Ltd.	662,161	5,457,363
Commonwealth Bank of Australia	66,176	3,666,423
CSR, Ltd.	4,194,666	11,620,089
Dexus Property Group REIT	704,401	4,932,244
Downer EDI, Ltd.	2,511,173	10,357,833
DUET Group	8,423,730	16,180,117
Genworth Mortgage Insurance Australia, Ltd. (a)	2,093,165	4,308,829
Insurance Australia Group, Ltd.	1,309,957	5,483,374
IOOF Holdings, Ltd. (a)	857,286	5,687,853
National Australia Bank, Ltd.	305,329	6,511,912
Spark Infrastructure Group	4,107,367	7,260,708
Stockland REIT	1,271,140	4,630,244
Suncorp Group, Ltd.	563,878	5,225,560
Tatts Group, Ltd.	3,279,997	9,161,568
Telstra Corp., Ltd.	4,259,334	16,883,985
Vicinity Centres REIT	1,881,410	4,564,006
Westpac Banking Corp.	230,547	5,206,336
Woodside Petroleum, Ltd.	1,381,278	30,252,009
Woolworths, Ltd.	1,449,689	25,815,155

		236,357,936

BELGIUM — 0.7%
bpost SA	258,053	6,984,650

BRAZIL — 1.2%
Cia Energetica de Minas Gerais ADR	4,820,396	12,484,826

CANADA — 13.8%
Crescent Point Energy Corp. (a)	2,876,618	37,866,077
Enbridge Income Fund Holdings, Inc. (a)	391,009	10,115,508
Inter Pipeline, Ltd.	816,081	17,200,261
Pembina Pipeline Corp. (a)	904,637	27,519,412
PrairieSky Royalty, Ltd. (a)	814,190	16,571,872
Smart Real Estate Investment Trust REIT	157,586	4,238,665
Whitecap Resources, Inc. (a)	3,037,048	25,327,027

		138,838,822

CHINA — 4.1%
Agricultural Bank of China, Ltd. Class H	11,905,000	5,096,036
Bank of China, Ltd. Class H	10,312,000	4,706,642
China Construction Bank Corp. Class H	7,036,000	5,216,254
China Evergrande Group (a)	6,959,148	4,701,672
China South City Holdings, Ltd. (a)	21,450,000	4,756,864
Country Garden Holdings Co., Ltd.	10,115,200	5,334,120
Huaneng Power International, Inc. Class H .	5,316,000	3,324,235
Industrial & Commercial Bank of China, Ltd. Class H	7,918,000	4,951,334

KWG Property Holding, Ltd.	5,529,000	3,628,519

		41,715,676

CZECH REPUBLIC — 0.3%
Komercni banka A/S	96,241	3,331,284

FINLAND — 3.4%
Fortum Oyj	1,659,884	26,824,132
Orion Oyj Class B	185,571	7,317,834

		34,141,966

FRANCE — 3.2%
Electricite de France SA (a)	1,999,250	24,332,381
Fonciere Des Regions	39,571	3,689,222
ICADE	55,066	4,296,549

		32,318,152

GERMANY — 2.3%
Drillisch AG (a)	283,031	13,745,406
Freenet AG	336,559	9,843,306

		23,588,712

HONG KONG — 5.7%
New World Development Co., Ltd.	3,885,677	5,050,010
Sands China, Ltd.	7,798,800	33,835,909
SJM Holdings, Ltd.	16,760,000	12,317,253
Yue Yuen Industrial Holdings, Ltd.	1,619,500	6,681,838

		57,885,010

ITALY — 3.1%
Snam SpA	2,825,694	15,674,343
Terna Rete Elettrica Nazionale SpA	2,443,937	12,600,926
UnipolSai SpA	2,075,022	3,376,605

		31,651,874

NETHERLANDS — 1.3%
Delta Lloyd NV (a)	2,872,651	13,194,002

NEW ZEALAND — 2.7%
Fletcher Building, Ltd.	1,466,919	11,446,154
SKY Network Television, Ltd.	1,619,792	5,795,328
Spark New Zealand, Ltd.	3,891,447	10,215,792

		27,457,274

NORWAY — 1.4%
Gjensidige Forsikring ASA	171,159	3,195,191
TGS Nopec Geophysical Co. ASA (a)	604,104	10,884,348

		14,079,539

PORTUGAL — 1.6%
EDP — Energias de Portugal SA	4,922,672	16,535,444

RUSSIA — 0.9%
Mobile TeleSystems PJSC ADR	1,113,807	8,498,347

SINGAPORE — 0.8%
CapitaLand Mall Trust REIT	2,570,600	4,091,241
United Overseas Bank, Ltd.	283,848	3,920,098

		8,011,339

SOUTH AFRICA — 5.5%
Barclays Africa Group, Ltd.	521,394	5,725,334
Coronation Fund Managers, Ltd. (a)	1,937,146	9,894,747
Growthpoint Properties, Ltd. REIT (a)	2,473,813	4,553,201
MMI Holdings, Ltd.	3,350,516	5,457,799
MTN Group, Ltd.	795,658	6,796,327

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Nedbank Group, Ltd. (a)	336,731	$5,444,751
Redefine Properties, Ltd. REIT	8,949,806	7,439,053
Standard Bank Group, Ltd.	553,619	5,663,309
Vodacom Group, Ltd.	356,899	4,000,539

		54,975,060

SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria SA	537,328	3,249,917
Bolsas y Mercados Espanoles SHMSF SA (a)	119,258	3,544,216
Enagas SA	526,999	15,857,266

		22,651,399

SWEDEN — 1.9%
Bonava AB Class B (b)	293,759	3,709,962
NCC AB Class B	292,383	7,671,837
Nordea Bank AB	378,406	3,760,916
Swedbank AB Class A	187,329	4,408,050

		19,550,765

SWITZERLAND — 3.1%
STMicroelectronics NV	2,775,682	22,615,009
Swiss Re AG	49,247	4,452,754
Zurich Insurance Group AG (b)	17,945	4,627,863

		31,695,626

THAILAND — 1.2%
Advanced Info Service PCL (c)	22,800	105,281
Advanced Info Service PCL NVDR	1,066,869	4,926,379
BTS Group Holdings PCL NVDR	15,706,939	3,921,068
Krung Thai Bank PCL (c)	60,800	30,883
Krung Thai Bank PCL NVDR	6,625,800	3,365,486

		12,349,097

TURKEY — 2.5%
Eregli Demir ve Celik Fabrikalari TAS	7,896,300	10,868,037
Tofas Turk Otomobil Fabrikasi A/S	485,791	3,545,447
Turkcell Iletisim Hizmetleri A/S (b)	3,286,083	10,633,474

		25,046,958

UNITED KINGDOM — 13.0%
Aberdeen Asset Management PLC	1,458,303	6,181,217
Admiral Group PLC	156,931	4,176,955
Berkeley Group Holdings PLC	335,466	11,242,874
Imperial Brands PLC	327,782	16,918,717
National Grid PLC	1,519,158	21,549,376
Old Mutual PLC	1,558,108	4,096,540
Rio Tinto PLC	956,331	31,982,341
SSE PLC	943,512	19,217,753
Vodafone Group PLC	5,505,536	15,858,874

		131,224,647

TOTAL COMMON STOCKS (Cost $1,006,525,792)		1,004,568,405

SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	34,299	34,299
State Street Navigator Securities Lending Prime Portfolio (e) (f)	85,141,270	85,141,270

TOTAL SHORT-TERM INVESTMENTS (Cost $85,175,569)		85,175,569

TOTAL INVESTMENTS — 107.8% (Cost $1,091,701,361)		1,089,743,974
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(79,235,945)

NET ASSETS — 100.0%		$1,010,508,029

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $136,164, representing 0.0% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$236,357,936	$—	$—	$236,357,936
Belgium	6,984,650	—	—	6,984,650
Brazil	12,484,826	—	—	12,484,826
Canada	138,838,822	—	—	138,838,822
China	41,715,676	—	—	41,715,676
Czech Republic	3,331,284	—	—	3,331,284
Finland	34,141,966	—	—	34,141,966
France	32,318,152	—	—	32,318,152
Germany	23,588,712	—	—	23,588,712
Hong Kong	57,885,010	—	—	57,885,010
Italy	31,651,874	—	—	31,651,874
Netherlands	13,194,002	—	—	13,194,002
New Zealand	27,457,274	—	—	27,457,274
Norway	14,079,539	—	—	14,079,539
Portugal	16,535,444	—	—	16,535,444
Russia	8,498,347	—	—	8,498,347
Singapore	8,011,339	—	—	8,011,339
South Africa	54,975,060	—	—	54,975,060
Spain	22,651,399	—	—	22,651,399
Sweden	19,550,765	—	—	19,550,765
Switzerland	31,695,626	—	—	31,695,626
Thailand	12,212,933	136,164	—	12,349,097
Turkey	25,046,958	—	—	25,046,958
United Kingdom	131,224,647	—	—	131,224,647
Short-Term Investments	85,175,569	—	—	85,175,569

TOTAL INVESTMENTS	$1,089,607,810	$136,164	$—	$1,089,743,974

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,284,078	$1,284,078	87,021,985	88,271,764	34,299	$34,299	$6,251	$—
State Street Navigator Securities Lending Prime Portfolio	153,680,936	153,680,936	585,416,158	653,955,824	85,141,270	85,141,270	1,688,847	—

TOTAL		$154,965,014				$85,175,569	$1,695,098	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 0.1%
MMG, Ltd. (a) (b)	744,000	$187,056

BRAZIL — 5.3%
AES Tiete Energia SA	21,375	105,334
Aliansce Shopping Centers SA	79,323	377,223
Alpargatas SA Preference Shares	14,200	42,222
Alupar Investimento SA	38,144	189,848
Arezzo Industria e Comercio SA	38,512	310,339
B2W Cia Digital (b)	67,304	330,424
Banco ABC Brasil SA Preference Shares	60,641	251,983
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	100,116	322,334
BR Properties SA	57,654	151,728
Bradespar SA Preference Shares	135,367	406,661
Brasil Brokers Participacoes SA (b)	280,116	146,574
Cia de Saneamento de Minas Gerais-COPASA	43,304	435,726
Cia Energetica de Sao Paulo Class B, Preference Shares	55,475	251,006
Cia Ferro Ligas da Bahia — FERBASA Preference Shares	85,614	189,472
Cia Hering	106,476	589,266
Cosan Logistica SA (b)	57,617	78,387
Direcional Engenharia SA	140,946	251,190
EcoRodovias Infraestrutura e Logistica SA (b)	115,363	315,674
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	82,027	267,881
Estacio Participacoes SA	155,305	851,373
Even Construtora e Incorporadora SA	199,314	235,581
Ez Tec Empreendimentos e Participacoes SA	73,321	343,489
Fleury SA	79,489	938,302
GAEC Educacao SA	71,973	274,702
Gafisa SA	376,659	288,681
Helbor Empreendimentos SA	157,445	99,347
Iguatemi Empresa de Shopping Centers SA	33,090	302,499
International Meal Co. Alimentacao SA Class A (b)	80,265	135,881
Iochpe Maxion SA	68,341	368,331
JSL SA	39,160	129,213
Kepler Weber SA	15,216	94,326
Light SA	60,710	296,743
Linx SA	55,782	333,093
LPS Brasil Consultoria de Imoveis SA (b)	85,408	107,784
Magnesita Refratarios SA (b)	49,065	329,078
Mahle-Metal Leve SA	29,650	211,730
Marcopolo SA Preference Shares (b)	410,498	395,481
Marfrig Global Foods SA (b)	169,868	272,931
Metalurgica Gerdau SA Preference Shares	493,741	521,271
Mills Estruturas e Servicos de Engenharia SA (b)	150,376	211,989
Minerva SA (b)	35,604	105,206
MRV Engenharia e Participacoes SA	209,114	768,525
Paranapanema SA	208,003	101,157

Prumo Logistica SA (b) (c)	20,125	43,176
Prumo Logistica SA (b) (c)	9,093	19,312
QGEP Participacoes SA	142,571	204,058
Qualicorp SA	82,471	486,878
Randon SA Implementos e Participacoes (b)	1,051	1,051
Randon SA Implementos e Participacoes Preference Shares (b)	225,809	320,415
Restoque Comercio e Confeccoes de Roupas SA (b)	101,297	117,234
Santos Brasil Participacoes SA	137,550	118,547
Sao Martinho SA	15,330	276,745
Ser Educacional SA	45,046	239,175
SLC Agricola SA	64,363	278,543
Smiles SA	31,120	516,966
Sul America SA	76,915	384,238
TOTVS SA	40,259	376,462
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	57,831	542,736
Via Varejo SA	134,759	264,221

		16,919,742

CHILE — 1.7%
Engie Energia Chile SA	161,800	254,250
Inversiones Aguas Metropolitanas SA	460,778	822,520
Inversiones La Construccion SA	41,516	476,264
Parque Arauco SA	570,129	1,286,297
Ripley Corp. SA	948,921	582,723
Salfacorp SA	438,069	344,320
Sociedad Matriz SAAM SA	6,832,036	570,278
Vina Concha y Toro SA	585,764	1,022,338

		5,358,990

CHINA — 15.4%
21Vianet Group, Inc. ADR (b)	32,686	259,854
361 Degrees International, Ltd.	701,000	248,551
500.com, Ltd. Class A, ADR (b)	7,326	129,157
51job, Inc. ADR (b)	18,795	627,377
Anton Oilfield Services Group (a) (b)	812,000	75,380
Autohome, Inc. ADR (b)	23,357	566,407
AVIC International Holding HK, Ltd. (b)	1,404,000	99,562
Baoxin Auto Group, Ltd. (a) (b)	56,101	17,432
Baozun, Inc. ADR (a) (b)	16,500	248,985
BeiGene, Ltd. ADR (b)	12,600	388,206
Beijing Capital Land, Ltd. Class H	844,400	346,211
Beijing North Star Co., Ltd. Class H	474,000	161,342
Biostime International Holdings, Ltd. (a) (b).	116,000	301,369
Bitauto Holdings, Ltd. ADR (a) (b)	19,453	565,693
Boer Power Holdings, Ltd. (a)	100,000	45,384
Boshiwa International Holding, Ltd. (a) (b) (d)	1,843,000	—
Boyaa Interactive International, Ltd. (b)	673,200	395,798
Broad Greenstate International Co., Ltd.	436,000	82,636
BYD Electronic International Co., Ltd.	332,000	276,526
Central China Securities Co., Ltd. Class H (a)	280,000	130,687
Chaowei Power Holdings, Ltd. (a)	407,000	334,796
Cheetah Mobile, Inc. ADR (a) (b)	15,305	190,700

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

China Aerospace International Holdings, Ltd.	940,000	$123,621
China Aircraft Leasing Group Holdings, Ltd. (a)	72,500	93,477
China Animal Healthcare, Ltd. (a) (b) (d)	1,059,700	177,620
China Assurance Finance Group, Ltd. (b)	567,000	83,340
China Distance Education Holdings, Ltd. ADR (a)	26,248	339,124
China Dongxiang Group Co., Ltd.	3,110,000	613,503
China Electronics Corp. Holdings Co., Ltd. .	154,000	36,733
China Energine International Holdings, Ltd. (b)	522,000	41,055
China Fangda Group Co., Ltd. Class B	118,700	111,875
China Foods, Ltd.	518,000	237,095
China Forestry Holdings Co., Ltd. (a) (b) (d)	1,642,000	—
China Harmony New Energy Auto Holding, Ltd. (a)	315,000	152,709
China Hongxing Sports, Ltd. (a) (b) (d)	4,758,000	—
China Huarong Energy Co., Ltd. (a) (b)	322,100	18,896
China Huiyuan Juice Group, Ltd. (b)	1,032,400	363,392
China Lesso Group Holdings, Ltd.	718,000	486,940
China Lilang, Ltd.	704,000	399,384
China Maple Leaf Educational Systems, Ltd. (a)	326,000	300,531
China Modern Dairy Holdings, Ltd. (a) (b)	1,577,000	296,859
China National Materials Co., Ltd.	923,000	214,210
China Overseas Grand Oceans Group, Ltd. (b)	555,000	178,895
China Pioneer Pharma Holdings, Ltd.	333,000	94,456
China Power New Energy Development Co., Ltd. (a)	385,000	242,736
China Rare Earth Holdings, Ltd. (b)	1,316,400	95,048
China SCE Property Holdings, Ltd.	1,661,800	404,954
China Shanshui Cement Group, Ltd. (a) (b) (d)	1,224,000	248,163
China Shengmu Organic Milk, Ltd. (a) (b)	1,230,000	315,590
China Shineway Pharmaceutical Group, Ltd.	258,000	264,788
China Silver Group, Ltd. (a)	756,000	167,654
China Singyes Solar Technologies Holdings, Ltd. (a)	403,600	207,629
China Suntien Green Energy Corp., Ltd. Class H (a)	1,147,000	158,238
China Travel International Investment Hong Kong, Ltd. (a)	2,936,000	847,948
China Yurun Food Group, Ltd. (a) (b)	777,000	126,228
China ZhengTong Auto Services Holdings, Ltd.	521,500	164,735
Chinasoft International, Ltd. (a) (b)	1,340,000	616,791
Chongqing Iron & Steel Co., Ltd. Class H (b)	398,000	119,052
CITIC Resources Holdings, Ltd. (a) (b)	2,413,000	295,560
CITIC Telecom International Holdings, Ltd.	632,000	235,494

CNinsure, Inc. ADR (a) (b)	36,997	284,877
Colour Life Services Group Co., Ltd. (b)	427,000	300,047
Consun Pharmaceutical Group, Ltd.	365,600	213,064
Coolpad Group, Ltd. (b)	2,157,600	406,152
CT Environmental Group, Ltd. (a)	2,838,000	823,303
Dah Chong Hong Holdings, Ltd.	480,000	193,709
Dongyue Group, Ltd. (b) (g)	661,000	116,758
Eastern Communications Co., Ltd. Class B	52,174	39,757
Fang Holdings, Ltd. ADR (b)	122,121	548,323
First Tractor Co., Ltd. Class H	448,500	243,450
Foshan Electrical and Lighting Co., Ltd. Class B	85,600	71,187
Fu Shou Yuan International Group, Ltd. (a)	1,046,000	602,843
Fufeng Group, Ltd. (a)	689,600	319,195
Future Land Holdings Co., Ltd. Class A	531,529	1,006,478
Fuyao Glass Industry Group Co., Ltd. Class H (a) (e)	384,400	1,050,713
Goodbaby International Holdings, Ltd.	460,000	237,830
Greatview Aseptic Packaging Co., Ltd.	703,048	373,463
Greentown China Holdings, Ltd. (a) (b)	539,000	453,803
Guangdong Land Holdings, Ltd. (b)	942,000	219,834
Guorui Properties, Ltd. (a)	784,000	250,688
Harbin Electric Co., Ltd. Class H	826,000	396,176
Hilong Holding, Ltd.	1,086,000	161,025
Hisense Kelon Electrical Holdings Co., Ltd. Class H	187,000	172,631
HNA Holding Group Co., Ltd. (a) (b)	2,734,000	130,426
Hollysys Automation Technologies, Ltd. (b)	32,500	720,525
Honghua Group, Ltd. (b)	3,085,000	184,958
Huadian Energy Co., Ltd. Class B (b)	177,700	90,627
Huangshan Tourism Development Co., Ltd. Class B	342,661	511,936
Huayi Tencent Entertainment Co., Ltd. (a) (b)	2,100,000	131,319
Huiyin Smart Community Co., Ltd. (b)	76,210	8,352
JA Solar Holdings Co., Ltd. ADR (b)	45,098	271,039
Jiangnan Group, Ltd.	372,000	63,311
JinkoSolar Holding Co., Ltd. ADR (a) (b)	16,383	258,851
Jumei International Holding, Ltd. ADR (b)	32,875	192,319
Kama Co., Ltd. Class B (b)	87,700	105,854
Kandi Technologies Group, Inc. (a) (b)	31,136	170,937
Kangda International Environmental Co., Ltd. (a) (e)	1,310,200	288,867
Kingdee International Software Group Co., Ltd. (a) (b)	836,000	329,832
Launch Tech Co., Ltd. Class H (b)	56,000	65,127
Leyou Technologies Holdings, Ltd. (a) (b)	674,200	125,175
Li Ning Co., Ltd. (a) (b)	1,520,249	1,040,817
Lifetech Scientific Corp. (a) (b)	812,000	204,153
Lonking Holdings, Ltd.	1,661,000	241,999
Luoyang Glass Co., Ltd. Class H (a) (b)	340,000	260,394
Maoye International Holdings, Ltd. (a) (b)	1,143,000	113,475

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Nanjing Panda Electronics Co., Ltd. Class H .	86,000	$89,815
Noah Holdings, Ltd. ADS (a) (b)	31,495	822,334
NQ Mobile, Inc. Class A, ADR (a) (b)	42,597	162,721
Orient Securities Co., Ltd. Class H (b) (e)	840,000	849,103
Ourgame International Holdings, Ltd. (b)	129,000	65,864
Ozner Water International Holding, Ltd. (a) (b) (e)	913,000	196,586
Pacific Online, Ltd.	635,100	161,314
Parkson Retail Group, Ltd. (a)	1,987,000	212,638
Peak Sport Products Co., Ltd.	841,000	272,167
Phoenix Healthcare Group Co., Ltd.	447,500	795,073
Poly Culture Group Corp., Ltd. Class H	114,700	295,773
Poly Property Group Co., Ltd. (a) (b)	1,448,000	492,876
PW Medtech Group, Ltd. (b)	1,739,000	524,663
Real Gold Mining, Ltd. (b) (d)	251,500	—
Renren, Inc. ADR (a) (b)	82,176	169,283
Shandong Airlines Co., Ltd. Class B	176,900	403,707
Shandong Molong Petroleum Machinery Co., Ltd. Class H (b)	195,600	85,746
Shandong Zhonglu Oceanic Fisheries Co., Ltd. Class B (b)	94,200	77,610
Shang Gong Group Co., Ltd. Class B (b)	101,000	108,474
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (b)	128,000	102,400
Shanghai Diesel Engine Co., Ltd. Class B	300,360	262,815
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	333,000	326,304
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	382,600	231,473
Shanghai Haixin Group Co. Class B	522,408	448,226
Shanghai Highly Group Co., Ltd. Class B	116,400	96,496
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	742,000	228,648
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	94,600	151,644
Shanghai Jinjiang International Travel Co., Ltd. Class B	53,600	209,630
Shanghai Potevio Co., Ltd. Class B (b)	70,800	108,395
Shanghai Shibei Hi-Tech Co., Ltd. Class B	100,000	118,300
Shenguan Holdings Group, Ltd.	1,258,010	95,698
Shenwan Hongyuan HK, Ltd.	115,000	60,051
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (b)	190,400	123,726
Shenzhen Chiwan Petroleum Class B (b)	20,500	81,805
Shenzhen SEG Co., Ltd. Class B	123,100	89,516
Shougang Concord International Enterprises Co., Ltd. (b)	6,580,000	224,821
Shougang Fushan Resources Group, Ltd.	2,142,000	483,306
Shunfeng International Clean Energy, Ltd. (b)	1,039,300	123,280

Sichuan Expressway Co., Ltd. Class H (a)	1,114,000	423,713
Silergy Corp.	24,000	354,501
Sinofert Holdings, Ltd. (a)	1,108,000	140,001
Sinosoft Technology Group, Ltd. (a)	497,200	239,755
Sinotrans Shipping, Ltd. (a) (b)	1,496,000	225,674
Sinotruk Hong Kong, Ltd.	386,500	205,809
Sinovac Biotech, Ltd. (b)	30,539	180,180
SITC International Holdings Co., Ltd.	936,000	557,549
Sohu.com, Inc. (b)	21,377	945,932
Springland International Holdings, Ltd.	928,000	151,956
Sun King Power Electronics Group	517,000	77,324
Tian Ge Interactive Holdings, Ltd. (a) (b) (e)	510,000	360,343
Tiangong International Co., Ltd.	1,184,000	131,285
Tianjin Capital Environmental Protection Group Co., Ltd. Class H	366,000	206,690
Tianjin Development Holdings, Ltd.	572,000	272,137
Tianjin Port Development Holdings, Ltd.	2,816,000	424,799
Tianjin Tianhai Investment Co., Ltd. Class B (b)	342,300	228,999
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	99,700	74,276
Tianneng Power International, Ltd. (a)	666,000	567,598
Trina Solar, Ltd. ADR (b)	39,450	403,968
Tuniu Corp. ADR (a) (b)	38,654	391,178
V1 Group, Ltd. (a)	1,564,999	80,712
Virscend Education Co., Ltd. (b) (e)	708,000	380,657
Weibo Corp. ADR (a) (b)	5,418	271,658
West China Cement, Ltd. (a) (b)	1,824,000	178,732
Wisdom Sports Group (a) (b)	855,000	302,052
Xiamen International Port Co., Ltd. Class H .	372,000	74,823
Xinhua Winshare Publishing and Media Co., Ltd. Class H (b)	355,000	362,966
Yestar International Holdings Co., Ltd. (a)	1,389,100	677,003
Yingde Gases Group Co., Ltd.	838,000	331,701
YuanShengTai Dairy Farm, Ltd. (b)	3,664,000	264,550
Yuexiu Transport Infrastructure, Ltd. (a)	812,549	556,300
YY, Inc. ADR (a) (b)	16,487	878,427
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	194,400	90,985
Zhonglu Co., Ltd. Class B	75,200	149,272
Zhongsheng Group Holdings, Ltd.	389,000	369,141

		49,246,902

COLOMBIA — 0.0% (f)
Avianca Holdings SA Preference Shares	175,475	144,401

CYPRUS — 0.1%
Globaltrans Investment PLC GDR	77,262	363,131

CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (b) (e)	184,937	589,148
Philip Morris CR A/S	1,316	678,655

		1,267,803

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

EGYPT — 1.0%
Arab Cotton Ginning (b)	377,585	$115,232
Citadel Capital SAE (b)	494,355	46,764
Eastern Tobacco	19,818	462,735
Egypt Kuwait Holding Co. SAE	514,481	226,372
Egyptian Financial Group-Hermes Holding Co. (b)	381,702	536,019
ElSewedy Electric Co.	97,478	562,039
Ezz Steel (b)	361,734	289,633
Juhayna Food Industries	449,670	208,632
Orascom Telecom Media And Technology Holding SAE (b) (g)	2,857,391	173,761
Sidi Kerir Petrochemicals Co.	123,016	171,364
Six of October Development & Investment (b)	407,038	556,472

		3,349,023

GREECE — 1.8%
Aegean Airlines SA	42,818	290,638
Aegean Marine Petroleum Network, Inc.	16,298	162,980
Costamare, Inc.	26,037	237,978
Diana Shipping, Inc. (b)	96,579	253,037
Ellaktor SA (b)	76,329	107,223
Eurobank Ergasias SA (b)	789,313	450,611
FF Group (b)	19,846	492,895
Grivalia Properties REIC AE	29,591	222,804
Hellenic Exchanges — Athens Stock Exchange SA	61,120	281,615
JUMBO SA	58,907	734,817
Metka Industrial — Construction SA	18,176	151,358
Motor Oil Hellas Corinth Refineries SA	32,904	369,775
Mytilineos Holdings SA (b)	56,798	265,531
National Bank of Greece SA (b)	2,300,140	475,621
Public Power Corp. SA (b)	49,112	146,259
Star Bulk Carriers Corp. (b)	6,551	29,742
StealthGas, Inc. (b)	31,383	108,585
Titan Cement Co. SA	23,600	556,425
Tsakos Energy Navigation, Ltd.	77,708	374,553

		5,712,447

HONG KONG — 2.9%
Ajisen China Holdings, Ltd. (a)	480,000	219,702
Anxin-China Holdings, Ltd. (b) (d)	2,248,000	—
Asia Resources Holdings, Ltd. (b)	604,626	19,489
Beijing Enterprises Clean Energy Group, Ltd. (b)	6,648,400	187,727
Beijing Enterprises Medical & Health Group, Ltd. (b)	1,559,600	90,488
Carnival Group International Holdings, Ltd. (a) (b)	2,600,000	315,113
CGN Meiya Power Holdings Co., Ltd. (b) (e)	316,000	48,484
China All Access Holdings, Ltd. (a)	624,000	219,641
China Animation Characters Co., Ltd.	518,000	261,139
China Beidahuang Industry Group Holdings, Ltd. Class A (b)	1,474,400	86,495
China Chengtong Development Group, Ltd. (b)	1,256,000	116,597
China Finance Investment Holdings, Ltd. (b) .	586,232	13,454

China Financial International Investments, Ltd. (a) (b)	1,980,000	118,709
China High Precision Automation Group, Ltd. (b) (d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd.	728,000	735,889
China Lumena New Materials Corp. (a) (b) (d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a) (b) (d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (b)	1,180,000	47,925
China NT Pharma Group Co., Ltd. (a)	320,900	79,439
China Nuclear Energy Technology Corp., Ltd. (b)	354,000	62,074
China Oil & Gas Group, Ltd. (b)	3,548,000	260,750
China Overseas Property Holdings, Ltd.	536,232	110,621
China Precious Metal Resources Holdings Co., Ltd. (a) (b)	2,000,000	64,467
China Properties Investment Holdings, Ltd. (b)	3,497,575	76,662
China Public Procurement, Ltd. (b)	2,220,000	23,185
China Soft Power Technology Holdings, Ltd. (b)	1,568,000	41,444
Comba Telecom Systems Holdings, Ltd.	732,341	144,467
Concord New Energy Group, Ltd.	5,740,000	299,731
Dawnrays Pharmaceutical Holdings, Ltd.	452,000	295,469
Digital China Hol dings, Ltd. (a)	468,000	449,539
Golden Meditech Holdings, Ltd. (a)	548,000	69,949
Greater China Financial Holdings, Ltd. (b)	872,200	33,174
Hengdeli Holdings, Ltd. (b)	1,508,400	167,255
Hi Sun Technology China, Ltd. (b)	804,000	139,944
Hua Han Health Industry Holdings, Ltd. (a)	2,414,560	164,998
Huabao International Holdings, Ltd. (b)	788,000	302,766
Huajun Holdings, Ltd.	628,000	45,343
Ju Teng International Holdings, Ltd.	665,500	198,210
MIE Holdings Corp. (b)	1,404,754	139,462
National Agricultural Holdings, Ltd. (b)	368,000	65,478
Neo Telemedia, Ltd. (b)	3,368,000	175,870
NetDragon Websoft Holdings, Ltd.	177,000	615,031
NewOcean Energy Holdings, Ltd.	812,000	217,763
Pou Sheng International Holdings, Ltd.	805,000	265,706
Qianhai Health Holdings, Ltd. (b)	795,000	18,143
Real Nutriceutical Group, Ltd.	815,000	68,302
SSY Group, Ltd. (a)	1,375,562	471,766
Suncorp Technologies, Ltd. (b)	6,270,000	63,056
Tech Pro Technology Development, Ltd. (b)	5,015,100	115,097
Tibet Water Resources, Ltd. (a)	1,363,000	476,245
Tongfang Kontafarma Holdings, Ltd. (b)	289,863	22,050
United Laboratories International Holdings, Ltd. (b)	666,500	386,703
Universal Medical Financial & Technical Advisory Services Co., Ltd. (a) (e)	257,900	223,120

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Vision Values Holdings, Ltd. (b)	80,000	$3,662
Wasion Group Holdings, Ltd. (a)	519,000	282,387
Zhidao International Holdings, Ltd. (b)	1,050,000	115,073

		9,235,253

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	241,322	394,865

INDIA — 11.7%
Adani Enterprises, Ltd.	85,961	84,825
Aditya Birla Fashion and Retail, Ltd. (b)	137,528	284,744
AIA Engineering, Ltd.	27,156	525,928
Amtek Auto, Ltd. (b)	162,175	107,053
Apollo Tyres, Ltd.	281,227	929,046
Arvind, Ltd.	142,457	721,271
Bajaj Corp., Ltd.	18,371	106,672
Bajaj Hindusthan Sugar, Ltd. (b)	742,239	180,041
Balkrishna Industries, Ltd.	32,097	488,783
Balrampur Chini Mills, Ltd.	334,027	540,574
Bata India, Ltd.	85,203	627,441
Bharat Financial Inclusion, Ltd. (b)	95,841	1,267,684
Blue Dart Express, Ltd.	3,906	321,617
Ceat, Ltd.	4,264	84,947
CESC, Ltd.	91,634	840,575
Chennai Super Kings Cricket, Ltd. (b) (g)	418,560	14,145
Coromandel International, Ltd.	122,442	452,399
Credit Analysis & Research, Ltd.	10,770	220,204
Crompton Greaves Consumer Electricals, Ltd. (b)	80,888	187,034
Crompton Greaves, Ltd. (b)	431,199	486,054
Cyient, Ltd.	15,745	111,289
Dalmia Bharat, Ltd.	9,755	274,130
Dewan Housing Finance Corp., Ltd.	212,556	906,029
Dish TV India, Ltd. (b)	555,691	777,033
eClerx Services, Ltd.	12,305	277,888
Edelweiss Financial Services, Ltd.	247,099	422,161
Eros International Media, Ltd. (b)	996	3,052
Federal Bank, Ltd.	976,363	1,055,845
Force Motors, Ltd.	191	10,034
Fortis Healthcare, Ltd. (b)	183,893	461,252
Gateway Distriparks, Ltd.	150,500	568,952
GMR Infrastructure, Ltd. (b)	900,617	171,791
Godfrey Phillips India, Ltd.	4,619	89,258
Gujarat Pipavav Port, Ltd.	172,055	449,648
Hexaware Technologies, Ltd.	175,849	498,124
Housing Development & Infrastructure, Ltd. (b)	285,679	341,545
IFCI, Ltd.	790,059	312,084
India Cements, Ltd.	327,822	709,017
Indiabulls Real Estate, Ltd. (b)	363,803	503,521
Indian Hotels Co., Ltd.	491,856	963,692
Info Edge India, Ltd.	70,831	904,218
Ipca Laboratories, Ltd. (b)	54,448	490,261
IRB Infrastructure Developers, Ltd.	169,094	622,610
Jain Irrigation Systems, Ltd.	233,246	313,716
Jaiprakash Associates, Ltd. (b)	645,630	101,819
Jammu & Kashmir Bank, Ltd.	343,890	401,067
Jindal Steel & Power, Ltd. (b)	239,267	272,940
JSW Energy, Ltd.	199,118	218,468

Jubilant Foodworks, Ltd.	43,518	630,089
Jubilant Life Sciences, Ltd.	43,321	399,701
Just Dial, Ltd.	38,894	251,689
Jyothy Laboratories, Ltd.	30,252	156,622
Kajaria Ceramics, Ltd.	8,340	174,009
KPIT Technologies, Ltd.	191,745	357,398
Mahindra CIE Automotive, Ltd. (b)	72,848	209,966
MakeMyTrip, Ltd. (b)	30,947	730,349
Manappuram Finance, Ltd.	162,067	222,727
Marksans Pharma, Ltd.	443,936	350,721
McLeod Russel India, Ltd.	97,853	249,776
Mindtree, Ltd.	68,382	495,199
Monsanto India, Ltd.	2,144	76,982
Mphasis, Ltd.	75,472	589,051
Muthoot Finance, Ltd.	73,676	385,975
Natco Pharma, Ltd.	69,942	626,988
NCC, Ltd.	86,129	106,206
PC Jeweller, Ltd.	12,904	94,018
Persistent Systems, Ltd.	21,415	205,884
PI Industries, Ltd.	29,119	363,616
Prestige Estates Projects, Ltd.	48,835	140,975
PTC India, Ltd.	344,888	385,655
PVR, Ltd.	15,754	280,439
Rajesh Exports, Ltd.	123,073	844,394
Redington India, Ltd.	50,163	77,904
Reliance Communications, Ltd. (b)	866,847	603,460
Reliance Defence and Engineering, Ltd. (b)	276,344	234,299
Rolta India, Ltd. (b)	184,323	168,460
Sintex Industries, Ltd.	399,324	469,617
Strides Shasun, Ltd.	54,219	819,189
Sun Pharma Advanced Research Co., Ltd. (b)	97,365	461,233
Supreme Industries, Ltd.	15,657	213,361
Suzlon Energy, Ltd. (b)	1,083,150	241,586
Symphony, Ltd.	16,962	289,587
Tata Elxsi, Ltd.	7,233	151,249
Tata Global Beverages, Ltd.	388,994	815,614
Thermax, Ltd.	48,930	621,142
Torrent Power, Ltd.	89,314	241,864
Union Bank of India	62,005	127,912
Unitech, Ltd. (b)	1,476,076	130,803
Vakrangee, Ltd.	154,979	557,836
Videocon d2h, Ltd. ADR (b)	13,376	130,817
Videocon Industries, Ltd. (b)	110,285	172,517
Voltas, Ltd.	156,394	890,492
Welspun Corp., Ltd.	171,148	179,682
Welspun India, Ltd.	104,430	82,346
WNS Holdings, Ltd. ADR (a) (b)	23,820	713,409

		37,425,289

INDONESIA — 3.2%
Adhi Karya Persero Tbk PT	793,591	143,504
AKR Corporindo Tbk PT	1,355,300	669,810
Alam Sutera Realty Tbk PT (b)	12,959,700	458,768
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,427,600	546,198
Bank Tabungan Negara Persero Tbk PT	3,222,686	474,106
Blue Bird Tbk PT	508,000	114,826
Bumitama Agri, Ltd. (a)	241,200	128,256

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Ciputra Development Tbk PT	8,237,099	$1,003,524
Eagle High Plantations Tbk PT (b)	2,008,500	29,086
Gajah Tunggal Tbk PT (b)	1,435,800	165,022
Garuda Indonesia Persero Tbk PT (b)	6,910,300	226,619
Global Mediacom Tbk PT	829,300	56,553
Indo Tambangraya Megah Tbk PT	106,500	88,947
Intiland Development Tbk PT	4,284,600	196,978
Japfa Comfeed Indonesia Tbk PT	4,008,300	532,863
Kawasan Industri Jababeka Tbk PT (b)	19,678,638	443,301
Link Net Tbk PT	1,250,800	417,860
Lippo Cikarang Tbk PT (b)	194,000	87,331
Lippo Karawaci Tbk PT	4,615,800	350,137
Matahari Putra Prima Tbk PT	1,925,400	261,126
Medco Energi Internasional Tbk PT (b)	1,260,000	147,713
Media Nusantara Citra Tbk PT	1,741,500	269,545
Mitra Adiperkasa Tbk PT (b)	697,900	245,984
MNC Investama Tbk PT (b)	9,098,300	101,085
MNC Sky Vision Tbk PT (b)	271,100	10,262
Modernland Realty Tbk PT (b)	4,310,300	121,538
Pembangunan Perumahan Persero Tbk PT	3,275,500	1,051,593
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,225,400	254,921
Siloam International Hospitals Tbk PT (b)	700,400	552,764
Surya Semesta Internusa Tbk PT	2,368,300	100,713
Tambang Batubara Bukit Asam Persero Tbk PT	201,600	148,678
Timah Persero Tbk PT	2,875,429	179,563
Wijaya Karya Persero Tbk PT	2,971,800	637,579

		10,216,753

MALAYSIA — 4.9%
Aeon Co. M Bhd	804,700	562,346
Berjaya Auto Bhd	487,260	268,638
Berjaya Corp. Bhd	3,167,400	256,578
Berjaya Sports Toto Bhd	925,758	740,965
Boustead Holdings Bhd	933,557	487,603
Bumi Armada Bhd (b)	427,600	72,378
Bursa Malaysia Bhd	428,873	914,680
Cahya Mata Sarawak Bhd	350,600	322,157
Carlsberg Brewery Malaysia Bhd Class B	72,400	257,352
Datasonic Group Bhd	576,800	216,187
Dialog Group Bhd	1,127,100	397,912
DRB-Hicom Bhd	987,300	346,170
Eastern & Oriental Bhd	1,027,852	417,553
Evergreen Fibreboard Bhd	224,250	51,243
Gas Malaysia Bhd	266,200	165,430
Hartalega Holdings Bhd	416,900	467,759
Heineken Malaysia Bhd	20,600	88,368
IGB Real Estate Investment Trust	427,600	169,572
Inari Amertron Bhd	564,193	452,937
KNM Group Bhd (b)	2,764,806	270,764
KPJ Healthcare Bhd	793,893	812,034
Magnum Bhd	1,121,400	612,831
Malaysian Resources Corp. Bhd	1,289,500	405,356
Media Prima Bhd	1,204,100	384,334
My EG Services Bhd	977,100	538,699
Nirvana Asia, Ltd. (e)	509,000	196,881

OSK Holdings Bhd	850,800	325,055
Padini Holdings Bhd	443,300	305,502
Pavilion Real Estate Investment Trust	612,500	262,151
Pos Malaysia Bhd	542,600	505,141
Press Metal Bhd	535,500	555,506
Silverlake Axis, Ltd.	658,800	318,903
Sunway Real Estate Investment Trust	2,042,400	854,395
Top Glove Corp. Bhd	684,200	843,772
UEM Sunrise Bhd	270,700	77,240
UMW Holdings Bhd	185,000	260,803
UOA Development Bhd	1,197,300	723,794
WCT Holdings Bhd	1,090,986	424,734

Yinson Holdings Bhd	409,300	318,691

		15,652,414

MEXICO — 2.1%
Asesor de Activos Prisma SAPI de CV (b)	278,520	171,831
Axtel SAB de CV (a) (b)	1,181,318	272,234
Banregio Grupo Financiero SAB de CV (a)	153,763	882,130
Bolsa Mexicana de Valores SAB de CV (a)	411,809	657,286
Concentradora Fibra Hotelera Mexicana SA de CV	244,558	163,388
Consorcio ARA SAB de CV Series (a)	1,318,731	466,753
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	549,010	957,686
Corp. Inmobiliaria Vesta SAB de CV (a)	158,673	219,314
Credito Real SAB de CV SOFOM ER	148,980	256,723
Genomma Lab Internacional SAB de CV Class B (b)	356,805	373,886
Grupo Aeromexico SAB de CV (a) (b)	73,861	135,597
Grupo GICSA SA de CV (a) (b)	242,456	157,349
Hoteles City Express SAB de CV (a) (b)	96,579	91,022
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (b)	445,254	545,941
Megacable Holdings SAB de CV	118,366	454,541
PLA Administradora Industrial S de RL de CV (b)	263,981	437,843
Prologis Property Mexico SA de CV REIT	97,239	159,574
Qualitas Controladora SAB de CV	104,753	158,644
TV Azteca SAB de CV (a)	1,012,798	162,751
Urbi Desarrollos Urbanos SAB de CV (a) (b) (d)	679,159	—
Vitro SAB de CV Series A	21,988	70,065

		6,794,558

MONACO — 0.0% (f)
Navios Maritime Holdings, Inc. (a)	67,978	82,253

PERU — 0.6%
Alicorp SAA	318,538	685,521
Ferreycorp SAA	1,429,540	692,525
Grana y Montero SAA	222,203	362,727
Luz del Sur SAA	2,218	7,456
Minsur SA (b)	2,790	1,065
Volcan Cia Minera SAA Class B	459,294	83,606

		1,832,900

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

PHILIPPINES — 1.4%
Belle Corp.	1,981,400	$121,756
Cebu Air, Inc.	358,140	834,515
CEMEX Holdings Philippines, Inc. (b) (e)	2,963,700	733,362
Cosco Capital, Inc.	4,085,800	698,449
D&L Industries, Inc.	2,198,600	516,838
First Gen Corp.	686,200	354,455
First Philippine Holdings Corp.	227,650	341,980
Manila Water Co., Inc.	751,100	453,804
Philex Mining Corp.	838,300	150,045
Rizal Commercial Banking Corp.	279,380	206,820
SM Prime Holdings, Inc. (d)	1	1

		4,412,025

POLAND — 3.2%
Alior Bank SA (b)	72,256	876,168
Alumetal SA	8,969	155,836
AmRest Holdings SE (b)	4,855	304,440
Asseco Poland SA	75,386	1,097,301
Bank Millennium SA (b)	314,467	460,935
Boryszew SA (b)	62,627	113,887
CCC SA	10,565	488,590
CD Projekt SA (b)	41,591	433,150
Ciech SA	38,296	661,989
Emperia Holding SA (b)	20,084	372,205
Eurocash SA	62,277	691,542
Fabryki Mebli Forte SA	6,635	130,018
Getin Noble Bank SA (b) (g)	313,489	37,677
Globe Trade Centre SA (b)	271,119	584,407
Grupa Azoty SA	13,998	225,367
Grupa Kety SA	2,910	298,577
Grupa Lotos SA (b)	77,903	579,080
Inter Cars SA	2,833	212,622
Jastrzebska Spolka Weglowa SA (b)	41,102	566,913
KRUK SA	9,387	583,721
Lubelski Wegiel Bogdanka SA (b)	7,603	112,952
Netia SA	371,131	473,204
Orange Polska SA	389,589	610,745
PKP Cargo SA (b)	10,386	103,118
Synthos SA (b)	138,157	157,023

		10,331,467

QATAR — 0.7%
Al Meera Consumer Goods Co. QSC	10,493	590,627
Gulf Warehousing Co.	6,906	104,292
Mannai Corp. QSC	11,557	260,524
Medicare Group	9,247	226,986
Qatar First Bank (b)	122,270	363,923
Qatari Investors Group QSC	23,005	320,251
Salam International Investment, Ltd. QSC	77,050	235,677

		2,102,280

RUSSIA — 0.9%
Aeroflot-Russian Airlines PJSC (b)	432,986	807,693
DIXY Group PJSC (b)	21,926	119,996
Etalon Group, Ltd. GDR	42,932	118,063
Exillon Energy PLC (b)	56,310	94,359
LSR Group PJSC GDR	136,839	387,939
Mechel PJSC ADR (a) (b)	77,066	220,409

QIWI PLC ADR (a)	27,064	396,217
Ros Agro PLC GDR	9,597	127,640
TCS Group Holding PLC GDR	84,343	615,704
TMK PJSC GDR	41,292	157,735

		3,045,755

SINGAPORE — 0.4%
Asian Pay Television Trust	573,800	214,631
SIIC Environment Holdings, Ltd. (b)	812,760	369,585
Yanlord Land Group, Ltd.	623,300	640,009

		1,224,225

SOUTH AFRICA — 5.4%
Adcock Ingram Holdings, Ltd. (a)	140,826	472,108
AECI, Ltd.	65,241	492,466
African Bank Investments, Ltd. (b) (d)	1,222,985	—
African Rainbow Minerals, Ltd.	32,660	195,633
Alexander Forbes Group Holdings, Ltd.	348,623	163,521
ArcelorMittal South Africa, Ltd. (b)	197,828	128,037
Arrowhead Properties, Ltd. Class A	535,017	336,544
Assore, Ltd.	19,438	209,883
Attacq, Ltd. (b)	167,419	209,894
Aveng, Ltd. (b)	281,118	140,853
Balwin Properties, Ltd. (b)	58,633	33,258
Barloworld, Ltd.	73,532	445,269
Coronation Fund Managers, Ltd. (a)	109,448	559,049
Curro Holdings, Ltd. (b)	137,886	443,201
DataTec, Ltd.	212,096	748,052
Emira Property Fund, Ltd.	236,288	251,731
EOH Holdings, Ltd.	55,765	679,906
Famous Brands, Ltd.	27,761	333,102
Grindrod, Ltd. (a)	463,453	388,254
Harmony Gold Mining Co., Ltd.	179,837	634,277
Hosken Consolidated Investments, Ltd.	86,371	796,991
Investec, Ltd.	75,347	462,287
JSE, Ltd.	92,495	1,076,208
KAP Industrial Holdings, Ltd.	110,128	59,904
Lewis Group, Ltd. (a)	138,490	412,612
Montauk Holdings, Ltd. (b)	1	1
Mpact, Ltd.	159,630	385,515
Murray & Roberts Holdings, Ltd.	254,506	205,992
Nampak, Ltd.	259,198	366,426
Net 1 UEPS Technologies, Inc. (b)	35,000	299,600
Northam Platinum, Ltd. (b)	296,712	1,119,635
Omnia Holdings, Ltd.	26,207	322,117
PPC, Ltd. (a)	391,171	152,756
Reunert, Ltd.	175,284	778,828
SA Corporate Real Estate Fund Nominees Pty, Ltd.	2,548,127	1,009,893
Santam, Ltd.	18,367	299,188
Sun International, Ltd.	81,309	512,052
Super Group, Ltd. (b)	292,305	902,768
Tongaat Hulett, Ltd.	58,532	502,478
Trencor, Ltd.	37,838	92,729
Wilson Bayly Holmes-Ovcon, Ltd.	62,430	699,607

		17,322,625

TAIWAN — 27.8%
A-DATA Technology Co., Ltd.	195,652	311,465
Ability Enterprise Co., Ltd.	274,141	142,556
AcBel Polytech, Inc.	254,000	193,667

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Accton Technology Corp.	487,341	$758,713
Acer, Inc. (b)	1,380,000	640,570
Adlink Technology, Inc.	98,625	200,425
Advanced Ceramic X Corp.	36,642	256,005
AGV Products Corp. (b)	1,183,414	296,745
Airtac International Group	80,200	713,844
Alpha Networks, Inc.	360,513	222,550
Altek Corp.	171,516	126,946
AmTRAN Technology Co., Ltd.	625,717	481,083
Arcadyan Technology Corp.	207,172	427,622
Asia Optical Co., Inc. (b)	172,540	167,336
Asia Polymer Corp.	414,494	236,699
Aten International Co., Ltd.	152,000	387,450
Basso Industry Corp.	136,800	434,244
BES Engineering Corp.	1,817,356	318,300
Capital Securities Corp.	1,727,730	449,770
Career Technology MFG. Co., Ltd.	200,726	131,595
Casetek Holdings, Ltd.	93,000	338,230
Cathay Real Estate Development Co., Ltd. (b)	1,301,904	610,550
Center Laboratories, Inc. (b)	143,389	312,436
Chailease Holding Co., Ltd.	242,000	429,255
Chang Wah Electromaterials, Inc.	73,419	340,797
Charoen Pokphand Enterprise	498,675	600,564
Cheng Loong Corp.	686,128	249,537
Cheng Uei Precision Industry Co., Ltd.	240,915	300,130
Chicony Electronics Co., Ltd.	214,000	541,392
Chin-Poon Industrial Co., Ltd.	149,000	331,792
China Airlines, Ltd.	425,000	126,773
China Bills Finance Corp.	650,394	260,402
China Chemical & Pharmaceutical Co., Ltd.	452,000	261,722
China Man-Made Fiber Corp.	1,154,899	269,331
China Motor Corp.	621,000	470,522
China Petrochemical Development Corp. (a) (b)	1,131,575	276,888
China Steel Chemical Corp.	133,000	439,154
China Synthetic Rubber Corp.	486,832	395,268
Chipbond Technology Corp.	305,000	446,619
ChipMOS TECHNOLOGIES Bermuda, Ltd.	28,997	574,141
Chlitina Holding, Ltd.	33,678	168,683
Chong Hong Construction Co., Ltd.	203,275	343,704
Chroma ATE, Inc.	231,680	623,076
Chung Hung Steel Corp. (b)	740,239	161,294
Clevo Co.	376,265	352,311
CMC Magnetics Corp. (b)	990,788	124,222
Coretronic Corp.	217,652	236,431
CTCI Corp.	528,000	773,164
CyberTAN Technology, Inc.	403,210	261,770
D-Link Corp. (a) (b)	787,054	282,476
Darwin Precisions Corp.	583,576	241,097
Dynapack International Technology Corp.	76,000	101,954
E Ink Holdings, Inc.	564,000	433,632
Elan Microelectronics Corp.	422,899	497,163
Elite Material Co., Ltd.	244,782	667,683
Elite Semiconductor Memory Technology, Inc. (a)	241,674	273,705

eMemory Technology, Inc.	39,000	416,806
Epistar Corp. (b)	492,572	372,428
Eternal Materials Co., Ltd.	671,866	723,405
Everlight Chemical Industrial Corp. (a)	444,304	292,702
Everlight Electronics Co., Ltd.	309,503	495,671
Excelsior Medical Co., Ltd.	159,403	237,486
Far Eastern Department Stores, Ltd.	597,490	322,138
Far Eastern International Bank	1,956,575	559,280
Faraday Technology Corp.	204,385	209,631
Farglory Land Development Co., Ltd.	184,464	219,211
Feng Hsin Steel Co., Ltd.	304,270	396,530
Firich Enterprises Co., Ltd.	120,342	289,860
FLEXium Interconnect, Inc.	169,329	504,008
Formosa Taffeta Co., Ltd.	762,000	721,998
Formosan Rubber Group, Inc.	316,011	152,735
FSP Technology, Inc.	239,490	186,806
Gemtek Technology Corp.	343,234	207,503
GeoVision, Inc.	97,720	153,538
Gigabyte Technology Co., Ltd.	266,000	353,020
Gigastorage Corp. (b)	315,114	230,212
Ginko International Co., Ltd.	39,000	386,945
Gintech Energy Corp. (a) (b)	345,172	236,755
Global Unichip Corp.	85,669	206,892
Gloria Material Technology Corp.	441,909	249,535
Goldsun Building Materials Co., Ltd.	1,443,041	351,259
Grand Pacific Petrochemical	791,000	398,711
Grape King Bio, Ltd.	100,000	829,465
Great Wall Enterprise Co., Ltd.	685,867	592,972
HannStar Display Corp. (a) (b)	1,545,599	346,639
HannsTouch Solution, Inc. (b)	512,511	128,187
Hey Song Corp.	198,770	204,506
Highwealth Construction Corp.	574,730	889,263
Himax Technologies, Inc. ADR (a)	59,500	511,105
Hiwin Technologies Corp.	81,000	422,501
Ho Tung Chemical Corp. (b)	1,205,596	281,154
Hota Industrial Manufacturing Co., Ltd.	86,000	418,401
Huaku Development Co., Ltd.	247,260	428,330
Huang Hsiang Construction Corp.	243,484	307,603
Ibase Technology, Inc.	272,544	643,418
Ichia Technologies, Inc. (b)	163,000	72,282
Iron Force Industrial Co., Ltd.	38,000	284,889
ITE Technology, Inc.	201,887	199,662
Jess-Link Products Co., Ltd.	203,974	179,601
Jih Sun Financial Holdings Co., Ltd.	1,467,422	306,635
KEE TAI Properties Co., Ltd.	786,076	269,586
Kenda Rubber Industrial Co., Ltd.	490,247	781,223
Kerry TJ Logistics Co., Ltd.	156,000	209,772
King Slide Works Co., Ltd.	40,000	517,459
King Yuan Electronics Co., Ltd.	936,656	832,205
King’s Town Bank Co., Ltd.	1,023,000	863,229
Kinpo Electronics	948,371	367,603
Kinsus Interconnect Technology Corp.	148,030	345,217
Kuoyang Construction Co., Ltd.	717,527	311,316
Land Mark Optoelectronics Corp.	20,000	220,765
LCY Chemical Corp.	389,862	478,225
Lingsen Precision Industries, Ltd. (b)	632,694	245,242
Long Bon International Co., Ltd. (b)	332,000	188,001
Longwell Co.	246,000	233,478
Lumax International Corp., Ltd.	162,358	248,881
Lung Yen Life Service Corp.	150,000	260,324

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Macronix International (b)	2,370,170	$316,824
Makalot Industrial Co., Ltd. (a)	120,070	574,580
Masterlink Securities Corp.	1,227,329	326,552
Medigen Biotechnology Corp. (b)	67,000	149,623
Mercuries & Associates Holding, Ltd.	427,176	258,932
Merida Industry Co., Ltd.	99,000	467,436
Merry Electronics Co., Ltd.	89,000	349,237
Micro-Star International Co., Ltd.	448,000	1,164,824
Microbio Co., Ltd. (b)	416,723	315,745
MIN AIK Technology Co., Ltd.	116,000	145,252
Mirle Automation Corp.	231,854	328,045
Mitac Holdings Corp.	585,412	603,238
Motech Industries, Inc. (a) (b)	231,885	234,507
Nan Kang Rubber Tire Co., Ltd.	625,204	606,345
Nantex Industry Co., Ltd.	419,766	301,311
Neo Solar Power Corp. (a) (b)	452,758	234,717
Oriental Union Chemical Corp. (b)	561,500	351,995
Pan-International Industrial Corp.	440,539	411,088
Parade Technologies, Ltd.	36,000	366,943
PChome Online, Inc.	45,010	529,859
PharmaEngine, Inc.	42,000	320,907
Phison Electronics Corp.	76,837	583,408
Phytohealth Corp. (b)	196,511	201,868
Pixart Imaging, Inc.	83,060	184,958
Portwell, Inc.	129,000	184,165
Powertech Technology, Inc.	452,000	1,172,341
Poya International Co., Ltd.	30,000	445,997
President Securities Corp.	1,074,360	394,160
Primax Electronics, Ltd.	269,000	394,333
Prince Housing & Development Corp.	1,430,996	467,937
Promate Electronic Co., Ltd.	253,000	258,686
Qisda Corp.	1,142,641	484,826
Radiant Opto-Electronics Corp.	252,331	409,745
Radium Life Tech Co., Ltd. (b)	737,810	234,674
Realtek Semiconductor Corp.	293,053	962,960
Ritek Corp. (b)	1,350,045	274,355
Ruentex Development Co., Ltd. (b)	456,000	554,989
Sampo Corp.	719,527	404,003
Sanyang Motor Co., Ltd.	445,945	295,917
ScinoPharm Taiwan, Ltd.	197,135	271,060
Senao International Co., Ltd.	126,911	212,561
Sercomm Corp.	195,000	464,086
Shinkong Insurance Co., Ltd.	285,841	219,313
Shinkong Synthetic Fibers Corp.	1,733,796	470,156
Sigurd Microelectronics Corp.	517,694	387,294
Silicon Integrated Systems Corp. (b)	813,000	165,736
Silicon Motion Technology Corp. ADR	21,526	1,114,832
Simplo Technology Co., Ltd.	154,129	506,461
Sinbon Electronics Co., Ltd.	294,444	677,271
Sinmag Equipment Corp.	52,726	238,857
Sino-American Silicon Products, Inc.	344,058	360,023
Sinon Corp.	675,662	333,030
Sinphar Pharmaceutical Co., Ltd.	299,879	251,609
Sinyi Realty, Inc.	511,940	464,650
Soft-World International Corp.	82,848	175,499
Solar Applied Materials Technology Co. (b) (g)	336,090	93,818
Solartech Energy Corp.	351,207	173,108
St Shine Optical Co., Ltd.	37,000	860,506

Standard Foods Corp.	40,985	104,994
Synnex Technology International Corp.	625,000	691,886
Systex Corp.	233,000	392,477
Taichung Commercial Bank Co., Ltd.	2,087,526	592,716
Taiflex Scientific Co., Ltd.	253,699	261,829
Tainan Enterprises Co., Ltd.	272,000	264,229
Tainan Spinning Co., Ltd.	1,298,105	513,519
Taisun Enterprise Co., Ltd. (b)	630,549	322,863
Taiwan Acceptance Corp.	180,000	409,437
Taiwan Business Bank	3,706,134	942,333
Taiwan Cogeneration Corp.	448,469	331,929
Taiwan Fertilizer Co., Ltd.	209,000	280,040
Taiwan Hon Chuan Enterprise Co., Ltd.	324,218	505,273
Taiwan Land Development Corp.	492,781	161,926
Taiwan Secom Co., Ltd.	272,961	793,312
Taiwan Surface Mounting Technology Corp.	313,308	263,376
Taiyen Biotech Co., Ltd.	305,979	291,869
Tatung Co., Ltd. (b)	2,211,691	547,534
Teco Electric and Machinery Co., Ltd.	335,000	288,558
Test Rite International Co., Ltd.	406,896	249,884
Thye Ming Industrial Co., Ltd.	231,218	233,095
Ton Yi Industrial Corp.	343,000	152,649
Tong Hsing Electronic Industries, Ltd.	78,327	296,111
Tong Yang Industry Co., Ltd.	350,872	832,811
Topco Scientific Co., Ltd.	225,384	610,458
Transcend Information, Inc.	166,484	485,980
Tripod Technology Corp.	378,353	841,307
TSRC Corp.	451,028	415,840
TTY Biopharm Co., Ltd.	189,436	779,609
Tung Ho Steel Enterprise Corp.	537,258	318,802
Tung Thih Electronic Co., Ltd.	49,893	698,761
TXC Corp.	370,120	509,505
U-Ming Marine Transport Corp. (a)	339,000	242,255
Unimicron Technology Corp.	733,000	309,845
Unity Opto Technology Co., Ltd.	252,307	127,983
Unizyx Holding Corp. (b)	428,694	207,198
UPC Technology Corp.	698,914	233,005
USI Corp.	811,318	364,951
Visual Photonics Epitaxy Co., Ltd.	223,162	314,323
Wafer Works Corp. (b)	376,872	104,000
Walsin Lihwa Corp. (b)	2,366,000	785,006
Wan Hai Lines, Ltd.	852,320	432,339
Waterland Financial Holdings Co., Ltd.	1,753,759	449,273
Wei Chuan Foods Corp. (b)	231,899	131,687
Weikeng Industrial Co., Ltd.	28,157	15,361
Winbond Electronics Corp.	2,016,730	649,821
Wistron Corp.	1,118,000	831,041
Wistron NeWeb Corp.	163,188	514,884
WPG Holdings, Ltd.	231,000	273,408
WUS Printed Circuit Co., Ltd.	341,000	212,680
Yageo Corp.	350,310	727,542
Yang Ming Marine Transport Corp. (b)	1,210,788	274,253
YFY, Inc.	1,578,941	463,928
Yieh Phui Enterprise Co., Ltd. (b)	922,924	313,574
Yungtay Engineering Co., Ltd.	317,000	471,270
Zenitron Corp.	275,348	148,894
Zinwell Corp.	264,674	286,244

		89,286,486

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

THAILAND — 5.4%
Bangkok Land PCL NVDR	10,480,500	$483,948
Banpu PCL	735,800	333,393
Beauty Community PCL	1,680,700	460,798
BEC World PCL NVDR	742,400	471,365
Carabao Group PCL Class F (g)	400,200	744,961
Central Plaza Hotel PCL NVDR	321,800	362,199
Chularat Hospital PCL NVDR	2,321,100	175,506
Dynasty Ceramic PCL NVDR	2,426,420	305,316
Esso Thailand PCL NVDR (b)	696,500	118,596
GFPT PCL (e) (g)	210,000	89,091
Group Lease PCL NVDR	430,379	434,726
Gunkul Engineering PCL NVDR	445,960	59,976
Hana Microelectronics PCL	825,057	756,005
Ichitan Group PCL NVDR (a)	1,048,000	314,551
Inter Far East Energy Corp. NVDR	259,400	35,036
International Engineering PCL (b) (g)	63,855,934	36,858
Jasmine International PCL NVDR	4,040,800	839,647
KCE Electronics PCL NVDR	344,600	1,054,188
Kiatnakin Bank PCL NVDR	353,000	539,942
LPN Development PCL NVDR (a)	626,600	206,154
Major Cineplex Group PCL NVDR	741,200	657,775
MK Restaurants Group PCL NVDR	489,200	734,153
Precious Shipping PCL (a) (b) (g)	425,500	73,680
Pruksa Real Estate PCL NVDR	1,380,900	956,467
PTG Energy PCL NVDR	550,500	413,074
Siam Global House PCL NVDR	670,674	280,657
Sino-Thai Engineering & Construction PCL NVDR (a)	595,000	405,252
Sri Trang Agro-Industry PCL NVDR	348,700	117,743
Srisawad Power 1979 PCL NVDR	535,897	556,776
Star Petroleum Refining PCL	824,800	257,080
Supalai PCL NVDR	350,400	245,735
Superblock PCL NVDR (a) (b)	3,388,300	139,835
Thai Airways International PCL NVDR (b)	616,700	420,032
Thai Vegetable Oil PCL NVDR	324,700	285,811
Thaicom PCL NVDR	484,500	289,442
Thanachart Capital PCL (g)	909,251	1,062,761
Thoresen Thai Agencies PCL (a) (g)	2,518,706	657,844
Tipco Asphalt PCL NVDR (a)	667,100	367,723
Tisco Financial Group PCL (g)	224,003	339,398
TPI Polene PCL (g)	750,700	52,430
TTW PCL (g)	1,187,600	370,161
VGI Global Media PCL NVDR	2,761,312	442,288
WHA Corp. PCL NVDR (b)	3,994,630	359,690

		17,308,063

TURKEY — 1.3%
Afyon Cimento Sanayi TAS (b)	45,578	95,691
Albaraka Turk Katilim Bankasi A/S	1,178,471	475,206
Aygaz A/S	87,589	313,495
Dogan Sirketler Grubu Holding A/S (b)	717,065	191,173
Ihlas Holding A/S (b)	3	—
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,046,504	442,917
Koza Altin Isletmeleri A/S (b)	60,942	343,836
Migros Ticaret A/S (b)	22,419	136,574
NET Holding A/S (b)	201,075	209,069
Pegasus Hava Tasimaciligi A/S (a) (b)	29,509	117,713

Sekerbank TAS (b)	789,656	305,262
Sinpas Gayrimenkul Yatirim Ortakligi A/S (b)	3	1
TAV Havalimanlari Holding A/S	125,455	517,172
Tekfen Holding A/S	106,019	272,759
Torunlar Gayrimenkul Yatirim Ortakligi A/S	144,222	232,624
Turkiye Sinai Kalkinma Bankasi A/S	851,970	377,619
Yazicilar Holding A/S Class A	19,105	82,833

		4,113,944

UNITED ARAB EMIRATES — 0.9%
Air Arabia PJSC	1,482,179	548,806
Ajman Bank PJSC (b)	260,820	106,515
Al Waha Capital PJSC	897,107	471,390
Arabtec Holding PJSC (b)	1,000,000	400,218
Dana Gas PJSC (b)	2,426,980	356,812
Eshraq Properties Co. PJSC (b)	1,373,776	310,437
National Central Cooling Co. PJSC	539,331	259,901
RAK Properties PJSC	2,207,525	360,608
Ras Al Khaimah Ceramics	143,013	112,915

		2,927,602

UNITED KINGDOM — 0.0% (f)
Pan African Resources PLC	449,627	122,614

UNITED STATES — 0.4%
GasLog, Ltd. (a)	37,825	550,354
Luxoft Holding, Inc. (b)	11,263	595,249

		1,145,603

TOTAL COMMON STOCKS (Cost $405,607,688)		317,526,469

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Aliansce Shopping Centers SA (expiring 10/13/16) (b)	19,583	2,592
Helbor Empreendimentos SA (expiring 10/25/16) (b)	42,614	4,460

		7,052

SOUTH AFRICA — 0.0% (f)
PPC, Ltd. (expiring 11/15/16) (b) (g)	453,143	45,145

TOTAL RIGHTS (Cost $437,486)		52,197

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
International Engineering PCL (expiring 5/22/19) (b) (g) (Cost $0)	13,635,806	3,935

SHORT-TERM INVESTMENTS — 4.7%
UNITED STATES — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (h) (i)	1,009,858	1,009,858

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

State Street Navigator Securities Lending Prime Portfolio (i) (j)	14,070,192	$14,070,192

		15,080,050

TOTAL SHORT-TERM INVESTMENTS (Cost $15,080,050)		15,080,050

TOTAL INVESTMENTS — 103.8% (Cost $421,125,224)		332,662,651
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(12,106,522)

NET ASSETS — 100.0%		$320,556,129

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $425,783, representing 0.1% of the Fund’s net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $3,912,423, representing 1.4% of net assets.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$187,056	$—	$—		$187,056
Brazil	16,919,742	—	—		16,919,742
Chile	5,358,990	—	—		5,358,990
China	48,704,361	116,758	425,783		49,246,902
Colombia	144,401	—	—		144,401
Cyprus	363,131	—	—		363,131
Czech Republic	1,267,803	—	—		1,267,803
Egypt	3,175,262	173,761	—		3,349,023
Greece	5,712,447	—	—		5,712,447
Hong Kong	9,235,253	—	0	(a)	9,235,253
Hungary	394,865	—	—		394,865
India	37,411,144	14,145	—		37,425,289
Indonesia	10,216,753	—	—		10,216,753
Malaysia	15,652,414	—	—		15,652,414
Mexico	6,794,558	—	0	(a)	6,794,558
Monaco	82,253	—	—		82,253
Peru	1,832,900	—	—		1,832,900
Philippines	4,412,025	—	—		4,412,025
Poland	10,293,790	37,677	—		10,331,467
Qatar	2,102,280	—	—		2,102,280
Russia	3,045,755	—	—		3,045,755
Singapore	1,224,225	—	—		1,224,225
South Africa	17,322,625	0	0	(a)	17,322,625

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Taiwan	$89,192,668	$93,818	$—	$89,286,486
Thailand	13,880,879	3,427,184	—	17,308,063
Turkey	4,113,944	—	—	4,113,944
United Arab Emirates	2,927,602	—	—	2,927,602
United Kingdom	122,614	—	—	122,614
United States	1,145,603	—	—	1,145,603
Rights
Brazil	7,052	—	—	7,052
South Africa	—	45,145	—	45,145
Warrants
Thailand	—	3,935	—	3,935
Short-Term Investments	15,080,050	—	—	15,080,050

TOTAL INVESTMENTS	$328,324,445	$3,912,423	$425,783	$332,662,651

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	40,674,661	39,664,803	1,009,858	$1,009,858	$2,671	$—
State Street Navigator Securities Lending Prime Portfolio	31,737,344	31,737,344	57,380,470	75,047,622	14,070,192	14,070,192	733,864	—

TOTAL		$31,737,344				$15,080,050	$736,535	$—

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.8%
Astro Japan Property Group (a)	124,150	$672,641
BGP Holdings PLC (b) (c)	1,313,937	—
BWP Trust	1,145,497	2,813,860
Charter Hall Retail REIT	770,713	2,494,805
Dexus Property Group REIT	2,266,188	15,867,939
Gateway Lifestyle	712,770	1,167,258
Goodman Group REIT	3,718,662	20,716,748
GPT Group REIT	4,236,146	16,403,062
Investa Office Fund REIT	1,473,459	5,152,972
Scentre Group REIT	12,566,462	45,197,497
Westfield Corp.	4,511,862	33,594,807

		144,081,589

AUSTRIA — 0.5%
BUWOG AG (b)	166,640	4,511,335
CA Immobilien Anlagen AG	175,839	3,353,406
IMMOFINANZ AG	2,094,278	4,918,919

		12,783,660

BELGIUM — 0.4%
Befimmo SA	53,795	3,250,656
Cofinimmo SA REIT	48,245	6,001,903

		9,252,559

BRAZIL — 0.2%
BR Malls Participacoes SA (b)	1,231,423	4,662,112

CANADA — 1.5%
Artis Real Estate Investment Trust	176,412	1,665,796
Boardwalk Real Estate Investment Trust	54,244	2,135,915
Canadian Apartment Properties	152,517	3,553,411
Canadian Real Estate Investment Trust	84,570	3,028,240
Crombie Real Estate Investment Trust	104,539	1,138,256
Dream Office Real Estate Investment Trust .	124,652	1,604,803
First Capital Realty, Inc.	326,323	5,457,546
H&R Real Estate Investment Trust	328,863	5,612,629
RioCan Real Estate Investment Trust	378,361	7,836,398
Smart Real Estate Investment Trust REIT	152,004	4,088,523

		36,121,517

FRANCE — 4.6%
Fonciere Des Regions	116,067	10,820,979
Gecina SA REIT	95,140	14,984,605
Klepierre REIT	489,413	22,440,097
Mercialys SA (a)	129,710	3,120,895
Unibail-Rodamco SE	234,814	63,332,157

		114,698,733

HONG KONG — 3.2%
Champion REIT	5,058,462	3,065,359
Hang Lung Properties, Ltd.	4,883,018	10,979,936
Hongkong Land Holdings, Ltd.	2,776,300	19,711,730
Hysan Development Co., Ltd.	1,473,731	6,906,971
Link REIT	5,297,182	38,930,031

Prosperity REIT	2,864,000	1,266,579

		80,860,606

ITALY — 0.1%
Beni Stabili SpA SIIQ (b)	2,489,617	1,485,649
Immobiliare Grande Distribuzione SIIQ SpA	800,845	603,443

		2,089,092

JAPAN — 9.5%
Activia Properties, Inc.	1,417	7,514,235
Aeon Mall Co., Ltd.	274,600	4,306,175
AEON REIT Investment Corp. (a)	2,577	3,354,057
Daibiru Corp.	141,800	1,285,463
Daiwa Office Investment Corp.	787	4,826,218
Frontier Real Estate Investment Corp.	1,099	5,480,620
Fukuoka Corp. REIT (a)	1,762	3,300,759
Global One Real Estate Investment Corp.	436	1,664,089
Hankyu REIT, Inc.	1,435	1,945,643
Heiwa Real Estate Co., Ltd.	83,400	1,193,370
Hoshino Resorts REIT, Inc.	197	2,474,537
Hulic Co., Ltd.	1,141,400	11,553,202
Hulic, Inc. REIT	2,066	3,684,586
Ichigo Hotel Real Estate Investment Corp.	596	803,966
Japan Excellent, Inc.	2,986	4,302,152
Japan Prime Realty Investment Corp.	2,060	9,296,598
Japan Real Estate Investment Corp.	2,935	17,534,933
Japan Rental Housing Investments, Inc.	3,961	3,320,880
Japan Retail Fund Investment Corp. REIT .	6,023	14,875,350
Kenedix Office Investment Corp. REIT	957	5,887,631
Kenedix Residential Investment Corp. (a)	828	2,355,669
Kenedix Retail REIT Corp. (a)	947	2,246,279
Leopalace21 Corp.	627,500	4,114,551
MCUBS MidCity Investment Corp. (a)	589	1,823,448
Mitsui Fudosan Co., Ltd.	2,341,000	49,367,555
Mori Hills Investment Corp. REIT	3,372	5,048,094
Mori Trust Sogo REIT, Inc.	2,276	3,989,434
Nippon Building Fund, Inc.	3,334	21,103,975
NTT Urban Development Corp.	258,400	2,482,824
Orix JREIT, Inc. REIT	5,715	10,034,336
Premier Investment Corp.	2,698	3,572,822
Tokyu Fudosan Holdings Corp.	1,221,300	6,572,937
Tokyu REIT, Inc.	2,244	3,011,500
United Urban Investment Corp.	7,024	12,797,393

		237,125,281

NETHERLANDS — 0.5%
Atrium European Real Estate, Ltd.	394,711	1,760,998
Eurocommercial Properties NV	114,035	5,154,295
Vastned Retail NV	45,096	1,824,440
Wereldhave NV	95,161	4,821,477

		13,561,210

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	2,013,342	$1,639,794
Goodman Property Trust	2,380,277	2,258,873
Kiwi Property Group, Ltd.	3,025,270	3,299,963
Precinct Properties New Zealand, Ltd.	2,398,004	2,266,976

		9,465,606

PHILIPPINES — 0.7%
Robinsons Land Corp.	3,738,800	2,389,995
SM Prime Holdings, Inc.	27,264,300	15,826,168

		18,216,163

SINGAPORE — 2.8%
Ascendas REIT	5,415,539	10,009,284
Cambridge Industrial Trust	2,382,871	961,223
CapitaLand Commercial Trust (a)	5,023,782	5,858,530
CapitaLand Mall Trust REIT	6,334,960	10,082,411
CapitaLand, Ltd.	6,027,000	14,145,293
Frasers Commercial Trust	1,373,356	1,415,208
Global Logistic Properties, Ltd.	6,969,900	9,559,363
GuocoLand, Ltd.	607,499	888,893
Keppel REIT	4,234,800	3,463,128
Mapletree Logistics Trust	3,572,412	2,803,536
Starhill Global REIT	3,303,424	1,986,730
Suntec Real Estate Investment Trust	6,033,774	7,589,514
United Industrial Corp., Ltd.	302,444	603,357

		69,366,470

SOUTH AFRICA — 0.6%
Growthpoint Properties, Ltd. REIT (a)	5,390,856	9,922,194
Hyprop Investments, Ltd.	488,903	4,295,911
SA Corporate Real Estate Fund Nominees Pty, Ltd.	4,008,266	1,588,586

		15,806,691

SPAIN — 0.0% (d)
Martinsa Fadesa SA (c)	178	—

SWEDEN — 0.7%
Castellum AB	644,813	9,671,367
Fabege AB	336,969	6,151,452
Kungsleden AB	369,623	2,707,221

		18,530,040

SWITZERLAND — 1.0%
PSP Swiss Property AG	96,259	9,185,019
Swiss Prime Site AG (b)	168,900	14,844,523

		24,029,542

THAILAND — 0.2%
Central Pattana PCL NVDR	3,192,000	5,366,061

UNITED KINGDOM — 4.8%
Big Yellow Group PLC REIT	352,281	3,569,381
British Land Co. PLC REIT	2,415,025	19,842,266
Capital & Counties Properties PLC (a)	1,779,890	6,658,782
Derwent London PLC	261,726	8,842,933
Grainger PLC	988,530	2,953,431
Great Portland Estates PLC REIT	819,560	6,738,971
Hammerson PLC	1,851,047	14,114,473

Intu Properties PLC (a)	2,125,240	8,182,675
Land Securities Group PLC REIT	1,890,599	25,983,294
Segro PLC	1,955,555	11,527,726
Shaftesbury PLC	655,778	8,262,999
Workspace Group PLC	278,699	2,526,969

		119,203,900

UNITED STATES — 62.1%
Acadia Realty Trust	188,203	6,820,477
Alexandria Real Estate Equities, Inc. (a)	184,082	20,022,599
American Campus Communities, Inc.	307,948	15,665,315
American Homes 4 Rent Class A	512,184	11,083,662
Apartment Investment & Management Co. Class A REIT	369,662	16,971,182
Apple Hospitality REIT, Inc.	370,711	6,861,861
Ashford Hospitality Prime, Inc.	61,804	871,436
Ashford Hospitality Trust, Inc.	198,499	1,169,159
AvalonBay Communities, Inc. REIT	324,091	57,636,343
Boston Properties, Inc. REIT	362,776	49,442,741
Brandywine Realty Trust	417,259	6,517,586
Brixmor Property Group, Inc.	611,143	16,983,664
Camden Property Trust	206,275	17,273,469
Care Capital Properties, Inc.	198,329	5,652,377
CBL & Associates Properties, Inc.	402,885	4,891,024
Cedar Realty Trust, Inc.	179,463	1,292,134
Colony Starwood Homes (a)	117,196	3,363,525
Columbia Property Trust, Inc.	294,411	6,591,862
Corporate Office Properties Trust	223,924	6,348,245
Cousins Properties, Inc.	478,926	4,999,987
CubeSmart REIT	425,779	11,606,736
DCT Industrial Trust, Inc. REIT	211,165	10,252,061
DDR Corp. REIT	725,314	12,642,223
DiamondRock Hospitality Co.	481,749	4,383,916
Digital Realty Trust, Inc. REIT (a)	346,625	33,664,220
Douglas Emmett, Inc.	335,829	12,301,416
Duke Realty Corp.	829,209	22,662,282
DuPont Fabros Technology, Inc. REIT	177,974	7,341,428
Easterly Government Properties, Inc.	56,089	1,070,178
EastGroup Properties, Inc.	77,155	5,675,522
Education Realty Trust, Inc.	172,620	7,446,827
Equity Commonwealth (b)	296,283	8,953,672
Equity LifeStyle Properties, Inc.	189,273	14,608,090
Equity One, Inc.	217,911	6,670,256
Equity Residential REIT	862,750	55,500,708
Essex Property Trust, Inc. REIT	154,590	34,427,193
Extra Space Storage, Inc. REIT	296,833	23,571,509
Federal Realty Investment Trust REIT	167,322	25,755,875
FelCor Lodging Trust, Inc.	308,206	1,981,765
First Industrial Realty Trust, Inc. REIT	276,140	7,792,671
First Potomac Realty Trust	138,918	1,271,100
Forest City Realty Trust, Inc. Class A	510,650	11,811,335
Franklin Street Properties Corp. REIT	252,070	3,176,082
General Growth Properties, Inc. REIT	1,378,213	38,038,679
HCP, Inc. REIT	1,103,622	41,882,455
Healthcare Realty Trust, Inc. REIT	269,252	9,170,723
Hersha Hospitality Trust	100,161	1,804,901
Highwoods Properties, Inc.	233,702	12,180,548
Hospitality Properties Trust	388,171	11,536,442

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Host Hotels & Resorts, Inc. REIT (a)	1,752,435	$27,285,413
Hudson Pacific Properties, Inc. REIT	250,712	8,240,903
Independence Realty Trust, Inc.	95,781	862,029
Kilroy Realty Corp. REIT	217,525	15,085,359
Kimco Realty Corp. REIT	991,438	28,702,130
Kite Realty Group Trust	197,053	5,462,309
LaSalle Hotel Properties	269,599	6,435,328
Liberty Property Trust REIT	346,303	13,973,326
Life Storage, Inc. REIT	109,579	9,745,956
LTC Properties, Inc.	91,058	4,734,105
Macerich Co.	284,862	23,036,790
Mack-Cali Realty Corp.	211,888	5,767,591
Mid-America Apartment Communities, Inc.	178,234	16,752,214
Monogram Residential Trust, Inc.	397,588	4,230,336
National Storage Affiliates Trust	80,235	1,680,121
New York REIT, Inc.	396,572	3,628,634
NexPoint Residential Trust, Inc.	41,714	820,097
Parkway Properties, Inc.	196,671	3,345,374
Pebblebrook Hotel Trust (a)	170,225	4,527,985
Pennsylvania Real Estate Investment Trust	164,282	3,783,414
Piedmont Office Realty Trust, Inc. Class A	345,986	7,532,115
Post Properties, Inc. REIT	126,433	8,361,014
Prologis, Inc. REIT	1,243,694	66,587,377
PS Business Parks, Inc.	46,032	5,227,854
Public Storage REIT	351,974	78,539,478
Ramco-Gershenson Properties Trust	187,989	3,522,914
Regency Centers Corp.	245,167	18,997,991
Retail Opportunity Investments Corp.	254,117	5,580,409
Rexford Industrial Realty, Inc. REIT	157,425	3,603,458
RLJ Lodging Trust REIT	293,814	6,178,908
Saul Centers, Inc.	26,954	1,795,136
Senior Housing Properties Trust	560,548	12,730,045
Seritage Growth Properties Class A REIT (a)	53,588	2,715,840
Silver Bay Realty Trust Corp. REIT	84,811	1,486,737
Simon Property Group, Inc. REIT	742,499	153,704,718
SL Green Realty Corp. REIT	236,747	25,592,351
Sun Communities, Inc. REIT	147,476	11,573,917
Sunstone Hotel Investors, Inc. REIT	516,415	6,604,948
Tanger Factory Outlet Centers, Inc.	226,670	8,831,063
Taubman Centers, Inc.	142,756	10,622,474
Tier REIT, Inc.	115,501	1,783,335
UDR, Inc. REIT	630,297	22,684,389

Universal Health Realty Income Trust	28,853	1,818,316
Urban Edge Properties	216,053	6,079,731
Ventas, Inc. REIT	829,021	58,553,753
Vornado Realty Trust REIT	405,635	41,054,318
Washington Prime Group, Inc. REIT	438,011	5,422,576
Washington Real Estate Investment Trust	174,917	5,443,417
Weingarten Realty Investors REIT	277,025	10,798,435
Welltower, Inc. REIT	844,741	63,161,285
Xenia Hotels & Resorts, Inc. (a)	256,566	3,894,672

		1,548,221,849

TOTAL COMMON STOCKS (Cost $2,232,341,645)		2,483,442,681

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	3,984,959	3,984,959
State Street Navigator Securities Lending Prime Portfolio (e) (g)	35,695,682	35,695,682

TOTAL SHORT-TERM INVESTMENTS (Cost $39,680,641)		39,680,641

TOTAL INVESTMENTS — 101.2% (Cost $2,272,022,286)		2,523,123,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(29,050,790)

NET ASSETS — 100.0%		$2,494,072,532

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia.	$144,081,589	$—	$0	(a)	$144,081,589
Austria	12,783,660	—	—		12,783,660

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Belgium	$9,252,559	$—	$—		$9,252,559
Brazil	4,662,112	—	—		4,662,112
Canada	36,121,517	—	—		36,121,517
France	114,698,733	—	—		114,698,733
Hong Kong	80,860,606	—	—		80,860,606
Italy	2,089,092	—	—		2,089,092
Japan	237,125,281	—	—		237,125,281
Netherlands	13,561,210	—	—		13,561,210
New Zealand.	9,465,606	—	—		9,465,606
Philippines	18,216,163	—	—		18,216,163
Singapore	69,366,470	—	—		69,366,470
South Africa	15,806,691	—	—		15,806,691
Spain	—	—	0	(a)	—
Sweden	18,530,040	—	—		18,530,040
Switzerland.	24,029,542	—	—		24,029,542
Thailand	5,366,061	—	—		5,366,061
United Kingdom	119,203,900	—	—		119,203,900
United States	1,548,221,849	—	—		1,548,221,849
Short-Term Investments	39,680,641	—	—		39,680,641

TOTAL INVESTMENTS	$2,523,123,322	$—	$0		$2,523,123,322

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,964,339	$3,964,339	152,369,813	152,349,193	3,984,959	$3,984,959	$15,296	$—
State Street Navigator Securities Lending Prime Portfolio	20,157,461	20,157,461	694,263,234	678,725,013	35,695,682	35,695,682	272,310	—

TOTAL		$24,121,800				$39,680,641	$287,606	$—

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 2.6%
Aristocrat Leisure, Ltd.	9,140	$110,581
Automotive Holdings Group, Ltd.	11,139	36,483
Crown Resorts, Ltd.	6,592	66,134
Domino’s Pizza Enterprises, Ltd.	400	21,525
Fairfax Media, Ltd.	38,525	27,860
Tatts Group, Ltd.	24,221	67,653

		330,236

BELGIUM — 0.3%
D’ieteren SA.	804	37,447

CANADA — 4.1%
Amaya, Inc. (a) (b)	678	10,962
Canadian Tire Corp., Ltd. Class A	1,005	100,466
Dollarama, Inc.	600	46,763
Gildan Activewear, Inc.	2,681	74,744
Magna International, Inc.	3,447	147,715
Restaurant Brands International, Inc. (a)	1,348	60,002
Shaw Communications, Inc. Class B	3,658	74,733

		515,385

DENMARK — 0.6%
Pandora A/S	642	77,610

FINLAND — 0.5%
Nokian Renkaat Oyj	980	35,738
Sanoma Oyj	2,494	23,767

		59,505

FRANCE — 10.3%
Accor SA	1,478	58,649
Christian Dior SE	331	59,349
Cie Generale des Etablissements Michelin	1,460	161,548
Havas SA	6,151	52,010
Hermes International	105	42,745
Kering	617	124,497
Lagardere SCA	1,140	29,037
LVMH Moet Hennessy Louis Vuitton SE	1,613	275,166
Peugeot SA (b)	1,008	15,400
Publicis Groupe SA	969	73,309
Renault SA	1,383	113,675
Sodexo SA	549	65,399
Valeo SA	1,578	92,091
Vivendi SA.	7,060	142,416

		1,305,291

GERMANY — 11.0%
adidas AG	1,620	281,276
Bayerische Motoren Werke AG	1,796	150,992
Bayerische Motoren Werke AG Preference Shares	303	22,344
Continental AG	596	125,350
Daimler AG	5,878	414,243
HUGO BOSS AG.	194	10,732
Leoni AG	432	15,739
Porsche Automobil Holding SE Preference Shares	679	34,670
ProSiebenSat.1 Media SE	1,014	43,439
TUI AG	5,622	80,114
Volkswagen AG Preference Shares	1,045	137,343

Volkswagen AG	233	33,817
windeln.de SE (b) (c)	2,608	11,665
Zalando SE (b) (c)	700	29,225

		1,390,949

HONG KONG — 3.3%
Esprit Holdings, Ltd. (a) (b)	20,182	16,368
Fairwood Holdings, Ltd.	12,000	55,699
Galaxy Entertainment Group, Ltd.	14,000	52,708
Giordano International, Ltd.	70,000	36,011
Global Brands Group Holding, Ltd. (b)	54,000	5,500
Li & Fung, Ltd. (a)	54,000	27,641
Pico Far East Holdings, Ltd.	94,000	28,239
Sands China, Ltd.	20,800	90,243
Shangri-La Asia, Ltd.	14,500	15,891
SJM Holdings, Ltd.	21,000	15,433
Techtronic Industries Co., Ltd.	13,500	52,740
Yuxing InfoTech Investment Holdings, Ltd. (a) (b)	80,000	21,455

		417,928

IRELAND — 0.6%
Dalata Hotel Group PLC (b)	2,377	10,952
Paddy Power Betfair PLC	583	65,976

		76,928

ITALY — 1.1%
Banzai SpA (b)	2,574	7,776
Ferrari NV	677	35,173
Luxottica Group SpA	1,031	49,265
Mediaset SpA	7,193	22,585
Piaggio & C SpA (a)	5,290	9,892
Sogefi SpA (b)	6,496	13,140
Yoox Net-A-Porter Group SpA (b)	224	6,938

		144,769

JAPAN — 36.8%
Aisin Seiki Co., Ltd.	2,000	90,752
Aoyama Trading Co., Ltd.	1,200	41,238
Asics Corp.	700	13,984
Bandai Namco Holdings, Inc.	3,400	103,244
Benesse Holdings, Inc.	1,400	35,586
Bookoff Corp.	1,300	10,090
Bridgestone Corp.	5,500	201,284
Can Do Co., Ltd. (a)	700	11,240
Casio Computer Co., Ltd. (a)	3,400	47,106
CyberAgent, Inc. (a)	800	23,637
Daikyonishikawa Corp.	400	4,902
Denso Corp. (a)	2,700	106,651
Dentsu, Inc. (a)	2,400	121,108
Don Quijote Holdings Co., Ltd.	700	25,473
Fast Retailing Co., Ltd.	388	123,720
Fuji Corp., Ltd. (a)	2,700	18,291
Fuji Heavy Industries, Ltd.	3,800	140,907
GLOBERIDE, Inc.	700	11,869
Gunze, Ltd. (a)	13,000	41,722
Haseko Corp.	2,100	20,012
Honda Motor Co., Ltd.	10,300	293,697
Isetan Mitsukoshi Holdings, Ltd. (a)	4,500	43,949
Isuzu Motors, Ltd. (a)	3,700	43,096
Kappa Create Co., Ltd. (a)	700	8,309

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Koito Manufacturing Co., Ltd.	700	$33,733
Konaka Co., Ltd.	5,100	23,822
Kyoritsu Maintenance Co., Ltd. (a)	300	18,605
Kyoto Kimono Yuzen Co., Ltd. (a)	3,000	25,744
Laox Co., Ltd. (b)	1,100	7,854
Marui Group Co., Ltd. (a)	1,600	20,983
Mazda Motor Corp.	3,500	52,933
Mitsuba Corp. (a)	1,500	19,538
Mitsubishi Motors Corp.	4,200	19,452
NGK Spark Plug Co., Ltd.	1,000	17,449
Nikon Corp. (a)	3,400	50,497
Nissan Motor Co., Ltd.	13,400	130,037
Nitori Holdings Co., Ltd.	400	47,598
Oriental Land Co., Ltd. (a)	2,000	121,147
Otsuka Kagu, Ltd.	1,800	17,882
Panasonic Corp.	11,900	117,748
Pioneer Corp. (a) (b)	2,800	6,028
Rakuten, Inc.	5,500	71,204
Resorttrust, Inc. (a)	2,600	52,583
Ringer Hut Co., Ltd. (a)	1,000	23,147
Ryohin Keikaku Co., Ltd.	200	40,152
Sanrio Co., Ltd. (a)	300	5,466
Sanyo Housing Nagoya Co., Ltd.	1,500	13,272
Sega Sammy Holdings, Inc.	600	8,502
Sekisui Chemical Co., Ltd.	7,000	99,886
Sekisui House, Ltd.	7,000	118,274
Sharp Corp. (b)	7,000	9,332
Shimamura Co., Ltd.	100	12,107
Shimano, Inc. (a)	1,100	162,070
Sony Corp.	7,100	230,882
Stanley Electric Co., Ltd. (a)	2,100	56,137
Start Today Co., Ltd.	1,200	20,501
Suminoe Textile Co., Ltd.	6,000	13,805
Sumitomo Electric Industries, Ltd.	4,400	61,526
Sumitomo Forestry Co., Ltd. (a)	5,900	78,364
Suzuki Motor Corp.	3,100	102,859
Syuppin Co., Ltd.	500	5,283
Takata Corp. (a) (b)	1,300	4,557
Toho Co., Ltd.	900	29,684
Toyota Industries Corp.	1,700	78,062
Toyota Motor Corp.	16,900	964,451
Yamada Denki Co., Ltd. (a)	8,700	42,957
Yamaha Corp. (a)	900	28,885
Yamaha Motor Co., Ltd. (a)	1,400	27,927

		4,674,792

LUXEMBOURG — 0.5%
SES SA	2,494	61,198

MACAU — 0.2%
Wynn Macau, Ltd. (a)	13,600	22,515

MALTA — 0.1%
Unibet Group PLC SDR	1,264	11,759

NETHERLANDS — 0.5%
Altice NV Class A (a) (b)	3,214	57,682
Altice NV Class B (b)	437	7,872

		65,554

NEW ZEALAND — 0.1%
SKYCITY Entertainment Group, Ltd.	3,800	12,656

NORWAY — 0.4%
Schibsted ASA Class A	910	26,723
Schibsted ASA Class B	910	24,377

		51,100

SINGAPORE — 0.6%
Genting Singapore PLC	42,000	23,103
Singapore Press Holdings, Ltd. (a)	21,000	58,682

		81,785

SOUTH KOREA — 5.0%
Cheil Worldwide, Inc.	1,045	15,181
Coway Co., Ltd.	339	29,364
Fila Korea, Ltd.	101	8,749
Hankook Tire Co., Ltd.	772	41,637
Hanon Systems	1,296	14,591
Hanssem Co., Ltd.	150	23,971
HLB, Inc. (b)	1,001	17,451
Hotel Shilla Co., Ltd.	250	13,733
Hyundai Department Store Co., Ltd.	148	15,924
Hyundai Engineering Plastics Co., Ltd.	2,026	17,844
Hyundai Mobis Co., Ltd.	414	103,373
Hyundai Motor Co.	927	114,050
Hyundai Motor Co. Preference Shares	162	15,518
Hyundai Wia Corp.	151	11,873
Inscobee, Inc. (b)	3,175	6,861
Kangwon Land, Inc.	623	22,231
Kia Motors Corp.	1,682	64,372
LG Electronics, Inc.	654	28,444
Lotte Shopping Co., Ltd.	103	19,312
Multicampus Co., Ltd.	373	14,021
Seoul Auction Co., Ltd.	1,576	20,606
Seoyon Co., Ltd.	843	8,994
Seoyon E-Hwa Co., Ltd.	453	6,314

		634,414

SPAIN — 2.2%
Industria de Diseno Textil SA	6,791	251,847
Mediaset Espana Comunicacion SA	1,000	11,856
NH Hotel Group SA (b)	3,641	16,613

		280,316

SWEDEN — 2.3%
Betsson AB (b)	1,758	19,453
Electrolux AB Series B	3,386	85,012
Hennes & Mauritz AB Class B	5,855	165,384
Husqvarna AB Class B	2,500	21,841
Nobia AB	586	5,571

		297,261

SWITZERLAND — 2.4%
Cie Financiere Richemont SA	3,207	195,847
Dufry AG (b)	152	19,067
Swatch Group AG (a)	303	85,861

		300,775

UNITED KINGDOM — 13.1%
Barratt Developments PLC	4,775	30,660
Bellway PLC.	500	15,387
Berkeley Group Holdings PLC	400	13,406
Burberry Group PLC	3,683	65,974
Carnival PLC	1,853	90,697

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Compass Group PLC	12,377	$240,362
Fiat Chrysler Automobiles NV (a)	6,770	42,986
GKN PLC	12,807	53,286
Informa PLC.	7,062	65,316
InterContinental Hotels Group PLC	1,100	45,439
ITV PLC	30,140	73,292
Kingfisher PLC	24,738	121,115
Marks & Spencer Group PLC	13,267	57,061
Next PLC	1,890	117,256
Ocado Group PLC (a) (b)	2,358	8,102
Pearson PLC	7,891	77,186
Persimmon PLC.	1,132	26,689
Sky PLC	9,260	107,537
Sports Direct International PLC (a) (b)	1,384	5,165
Taylor Wimpey PLC	15,090	30,207
Thomas Cook Group PLC (b)	6,107	5,490
WH Smith PLC	648	12,946
Whitbread PLC	2,547	129,563
WPP PLC	9,639	227,132

		1,662,254

UNITED STATES — 0.3%
International Game Technology PLC	1,838	44,811

TOTAL COMMON STOCKS (Cost $13,935,665)		12,557,238

WARRANTS — 0.1%
FRANCE — 0.1%
Peugeot SA (expiring 4/29/17) (b) (Cost $7,744)	3,417	9,600

SHORT-TERM INVESTMENTS — 9.0%
UNITED STATES — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	45,577	45,577
State Street Navigator Securities Lending Prime Portfolio (e) (f)	1,095,491	1,095,491

		1,141,068

TOTAL SHORT-TERM INVESTMENTS (Cost $1,141,068)		1,141,068

TOTAL INVESTMENTS — 108.0% (Cost $15,084,477)		13,707,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(1,016,483)

NET ASSETS — 100.0%		$12,691,423

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$330,236	$—	$—	$330,236
Belgium.	37,447	—	—	37,447
Canada	515,385	—	—	515,385
Denmark	77,610	—	—	77,610
Finland	59,505	—	—	59,505
France	1,305,291	—	—	1,305,291
Germany	1,390,949	—	—	1,390,949
Hong Kong	417,928	—	—	417,928
Ireland	76,928	—	—	76,928
Italy.	144,769	—	—	144,769
Japan	4,674,792	—	—	4,674,792
Luxembourg.	61,198	—	—	61,198
Macau	22,515	—	—	22,515
Malta.	11,759	—	—	11,759
Netherlands	65,554	—	—	65,554

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$12,656	$—	$—	$12,656
Norway	51,100	—	—	51,100
Singapore	81,785	—	—	81,785
South Korea	634,414	—	—	634,414
Spain	280,316	—	—	280,316
Sweden	297,261	—	—	297,261
Switzerland	300,775	—	—	300,775
United Kingdom.	1,662,254	—	—	1,662,254
United States	44,811	—	—	44,811
Warrants
France	9,600	—	—	9,600
Short-Term Investments	1,141,068	—	—	1,141,068

TOTAL INVESTMENTS	$13,707,906	$—	$—	$13,707,906

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	46,679	$46,679	554,334	555,436	45,577	$45,577	$102	$—
State Street Navigator Securities Lending Prime Portfolio	2,025,769	2,025,769	10,268,424	11,198,702	1,095,491	1,095,491	8,585	—

TOTAL		$2,072,448				$1,141,068	$8,687	$—

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.2%
Bellamy’s Australia, Ltd. (a)	993	$9,886
Blackmores, Ltd. (a)	170	15,166
Coca-Cola Amatil, Ltd.	12,528	98,267
Metcash, Ltd. (b)	10,823	17,310
Select Harvests, Ltd.	1,038	4,504
Treasury Wine Estates, Ltd.	17,307	146,216
Wesfarmers, Ltd.	22,648	764,314
Woolworths, Ltd. (a)	24,526	436,744

		1,492,407

BELGIUM — 5.7%
Anheuser-Busch InBev SA	15,395	2,017,285
Ontex Group NV	249	7,903

		2,025,188

CANADA — 3.2%
AGT Food & Ingredients, Inc. (a)	542	15,453
Alimentation Couche-Tard, Inc. Class B	7,307	353,494
Clearwater Seafoods, Inc.	631	6,880
Corby Spirit and Wine, Ltd.	1,590	27,451
Cott Corp.	2,350	33,384
Empire Co., Ltd. Class A	2,306	34,338
George Weston, Ltd.	88	7,328
High Liner Foods, Inc.	257	5,090
Jean Coutu Group PJC, Inc. Class A (a)	522	7,995
Liquor Stores N.A., Ltd. (a)	1,406	11,297
Loblaw Cos., Ltd.	6,170	316,892
Maple Leaf Foods, Inc.	1,162	26,622
Metro, Inc.	3,178	104,148
North West Co., Inc. (a)	720	14,156
Premium Brands Holdings Corp. (a)	631	29,671
Rogers Sugar, Inc.	3,158	16,051
Saputo, Inc.	3,321	115,202
SunOpta, Inc. (a) (b)	2,598	18,342

		1,143,794

DENMARK — 0.8%
Carlsberg A/S Class B	2,759	263,161
Royal Unibrew A/S	285	14,065
United International Enterprises	49	9,074

		286,300

FAEROE ISLANDS — 0.1%
Bakkafrost P/F	516	21,544

FINLAND — 0.3%
Kesko Oyj Class B	2,382	109,753

FRANCE — 7.5%
Carrefour SA	12,406	321,569
Casino Guichard Perrachon SA	1,339	65,157
Danone SA	12,258	909,875
L’Oreal SA.	4,580	865,211
Pernod Ricard SA	4,331	512,757

		2,674,569

GERMANY — 2.8%
Beiersdorf AG	2,477	233,687
Henkel AG & Co. KGaA	152	17,697
Henkel AG & Co. KGaA Preference Shares	5,050	686,698
METRO AG	1,675	49,864

Suedzucker AG	271	7,533

		995,479

HONG KONG — 0.3%
Major Holdings, Ltd. (a) (c)	34,000	9,118
Vitasoy International Holdings, Ltd.	56,000	112,925

		122,043

IRELAND — 1.1%
C&C Group PLC	6,506	26,979
Fyffes PLC	6,771	11,231
Glanbia PLC	1,992	38,336
Greencore Group PLC	11,709	51,030
Kerry Group PLC Class A	2,868	239,022
Origin Enterprises PLC	1,138	7,193
Total Produce PLC	17,186	31,790

		405,581

JAPAN — 19.0%
Aeon Co., Ltd. (a)	17,505	257,393
Ain Holdings, Inc.	800	54,194
Ajinomoto Co., Inc.	12,728	281,860
Arcs Co., Ltd.	600	14,913
Ariake Japan Co., Ltd. (a)	500	26,811
Asahi Group Holdings, Ltd.	10,782	390,330
Axial Retailing, Inc.	600	20,767
Calbee, Inc. (a)	1,700	64,045
Coca-Cola East Japan Co., Ltd.	900	19,419
Coca-Cola West Co., Ltd.	800	22,270
Cocokara fine, Inc.	700	26,786
Cosmos Pharmaceutical Corp.	100	21,389
euglena Co., Ltd. (a) (b)	1,600	22,973
Ezaki Glico Co., Ltd. (a)	1,600	96,697
FamilyMart UNY Holdings Co., Ltd. (a)	2,100	139,772
Fuji Oil Holdings, Inc.	1,600	32,627
Fujicco Co., Ltd. (a)	1,600	36,672
Genky Stores, Inc. (a)	100	3,980
Hokuto Corp. (a)	1,500	26,900
Ito En, Ltd. (a)	500	17,676
Itoham Yonekyu Holdings, Inc. (b)	2,500	25,996
Japan Tobacco, Inc.	20,578	837,020
Kao Corp.	10,608	596,160
Kenko Mayonnaise Co., Ltd. (a)	800	28,322
Kewpie Corp.	3,100	95,359
Key Coffee, Inc. (a)	3,100	57,919
Kikkoman Corp.	4,000	127,191
Kirin Holdings Co., Ltd.	15,675	258,735
Kobayashi Pharmaceutical Co., Ltd. (a)	500	25,972
Kobe Bussan Co., Ltd. (a)	200	5,516
Kose Corp.	700	71,061
Kotobuki Spirits Co., Ltd.	900	22,930
Kusuri No Aoki Co., Ltd.	400	20,343
Lawson, Inc. (a)	1,624	127,816
Life Corp.	800	25,359
Lion Corp.	7,000	112,813
Matsumotokiyoshi Holdings Co., Ltd.	1,100	56,486
Megmilk Snow Brand Co., Ltd.	700	25,473
MEIJI Holdings Co., Ltd.	3,000	295,956
Ministop Co., Ltd.	400	6,893
Morinaga & Co., Ltd.	1,400	67,190
Morinaga Milk Industry Co., Ltd.	3,000	23,908

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

NH Foods, Ltd. (a)	3,000	$72,167
Nichirei Corp. (a)	4,194	93,766
Nippon Suisan Kaisha, Ltd.	4,100	17,531
Nisshin Seifun Group, Inc. (a)	1,600	24,237
Nissin Foods Holdings Co., Ltd. (a)	1,500	90,801
Oenon Holdings, Inc.	31,351	71,826
Pigeon Corp. (a)	1,800	54,036
Pola Orbis Holdings, Inc.	100	8,897
Qol Co., Ltd.	500	7,184
S Foods, Inc.	300	7,827
San-A Co., Ltd.	300	14,961
Sapporo Holdings, Ltd.	600	16,555
Seven & i Holdings Co., Ltd.	15,775	741,043
Shiseido Co., Ltd.	8,493	223,469
Sugi Holdings Co., Ltd.	200	10,823
Sundrug Co., Ltd.	500	41,722
Suntory Beverage & Food, Ltd.	1,600	68,731
Takara Holdings, Inc.	1,400	13,023
Toyo Suisan Kaisha, Ltd.	1,400	59,033
Tsuruha Holdings, Inc.	700	80,462
Unicharm Corp. (a)	9,300	239,560
Valor Holdings Co., Ltd.	800	22,420
Warabeya Nichiyo Holdings Co., Ltd.	300	6,263
Welcia Holdings Co., Ltd. (a)	500	34,267
Yakult Honsha Co., Ltd. (a)	2,480	111,186
Yamazaki Baking Co., Ltd.	4,300	105,096
Yaoko Co., Ltd.	400	15,721

		6,744,499

NETHERLANDS — 3.0%
Heineken NV	4,718	415,206
Koninklijke Ahold Delhaize NV	28,103	640,802

		1,056,008

NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	13,313	17,717
Scales Corp., Ltd.	5,908	13,877

		31,594

NORWAY — 0.8%
Grieg Seafood ASA	1,972	15,729
Leroy Seafood Group ASA	217	10,966
Marine Harvest ASA (b)	9,561	171,187
Norway Royal Salmon ASA	775	13,673
Orkla ASA	5,654	58,434
Salmar ASA	600	18,318

		288,307

PORTUGAL — 0.2%
Jeronimo Martins SGPS SA.	2,757	47,822
Sonae SGPS SA.	8,682	6,635

		54,457

SINGAPORE — 0.6%
Delfi, Ltd.	4,100	6,285
Golden Agri-Resources, Ltd.	176,075	45,844
Wilmar International, Ltd.	64,000	151,146

		203,275

SOUTH KOREA — 3.6%
Able C&C Co., Ltd.	288	6,250
Amorepacific Corp.	492	173,776

AMOREPACIFIC Group	449	67,471
BGF retail Co., Ltd.	163	28,564
Binggrae Co., Ltd.	146	7,888
CJ CheilJedang Corp.	119	39,222
CJ Freshway Corp.	118	4,768
Cosmax, Inc.	92	12,655
Crown Confectionery Co., Ltd.	436	11,639
Dae Han Flour Mills Co., Ltd.	146	23,994
Daesang Corp.	710	19,018
Dongsuh Cos., Inc.	1,350	35,854
Dongwon Industries Co., Ltd.	60	16,425
E-MART, Inc.	318	45,476
GS Retail Co., Ltd.	439	19,611
Harim Co., Ltd. (b)	2,293	9,796
Hite Jinro Co., Ltd.	638	13,063
Hyundai Greenfood Co., Ltd.	697	10,189
Jinro Distillers Co., Ltd.	741	21,866
Korea Kolmar Co., Ltd.	206	18,012
Korea Kolmar Holdings Co., Ltd.	105	3,923
KT&G Corp.	2,256	256,049
Leaders Cosmetics Co., Ltd. (b)	229	5,188
LG Household & Health Care, Ltd.	177	153,480
LG Household & Health Care, Ltd. Preference Shares	16	7,482
Lotte Chilsung Beverage Co., Ltd.	5	7,264
Lotte Confectionery Co., Ltd.	160	25,569
Lotte Food Co., Ltd.	40	24,951
Maeil Dairy Industry Co., Ltd.	578	18,053
Muhak Co., Ltd.	225	4,883
Namyang Dairy Products Co., Ltd.	17	10,635
Nong Woo Bio Co., Ltd.	764	14,880
NongShim Co., Ltd.	60	17,106
Orion Corp.	63	47,306
Ottogi Corp.	63	42,902
Pulmuone Co., Ltd.	26	2,986
Sajo Industries Co., Ltd. (b)	205	12,192
Samlip General Foods Co., Ltd.	29	5,214
Samyang Holdings Corp.	126	15,502
Sunjin Co., Ltd.	290	7,478

		1,268,580

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA (a)	5,621	34,812
Ebro Foods SA	5,509	128,154

		162,966

SWEDEN — 1.4%
ICA Gruppen AB	944	31,215
Svenska Cellulosa AB SCA Class B	9,011	267,993
Swedish Match AB	5,069	186,255

		485,463

SWITZERLAND — 14.5%
Aryzta AG (b)	1,308	58,168
Barry Callebaut AG (a) (b)	7	9,322
Chocoladefabriken Lindt & Spruengli AG	57	330,158
Coca-Cola HBC AG (b)	3,122	72,674
Nestle SA.	58,732	4,637,853
Oriflame Holding AG (a) (b)	950	34,885

		5,143,060

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

UNITED KINGDOM — 29.5%
Associated British Foods PLC	5,845	$197,409
Booker Group PLC	12,135	28,059
British American Tobacco PLC	34,607	2,216,256
Coca-Cola European Partners PLC	2,856	113,955
Cranswick PLC	294	8,929
Diageo PLC	47,331	1,359,081
Greggs PLC	739	9,734
Imperial Brands PLC	18,226	940,749
J Sainsbury PLC	31,338	100,060
Reckitt Benckiser Group PLC	12,634	1,192,300
SABMiller PLC	17,372	1,014,352
Tate & Lyle PLC	12,103	117,756
Tesco PLC (b)	153,375	364,499
Unilever NV	32,053	1,479,569
Unilever PLC	24,240	1,150,720
Wm Morrison Supermarkets PLC (a)	53,136	150,403

		10,443,831

TOTAL COMMON STOCKS (Cost $34,497,680)		35,158,698

SHORT-TERM INVESTMENTS — 4.4%
UNITED STATES — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	27,118	27,118
State Street Navigator Securities Lending Prime Portfolio (e) (f)	1,530,426	1,530,426

		1,557,544

TOTAL SHORT-TERM INVESTMENTS (Cost $1,557,544)		1,557,544

TOTAL INVESTMENTS — 103.6% (Cost $36,055,224)		36,716,242
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(1,274,402)

NET ASSETS — 100.0%		$35,441,840

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,492,407	$—	$—	$1,492,407
Belgium.	2,025,188	—	—	2,025,188
Canada	1,143,794	—	—	1,143,794
Denmark	286,300	—	—	286,300
Faeroe Islands	21,544	—	—	21,544
Finland	109,753	—	—	109,753
France	2,674,569	—	—	2,674,569
Germany	995,479	—	—	995,479
Hong Kong	122,043	—	—	122,043
Ireland	405,581	—	—	405,581
Japan	6,744,499	—	—	6,744,499

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Netherlands	$1,056,008	$—	$—	$1,056,008
New Zealand	31,594	—	—	31,594
Norway	288,307	—	—	288,307
Portugal	54,457	—	—	54,457
Singapore	203,275	—	—	203,275
South Korea	1,268,580	—	—	1,268,580
Spain	162,966	—	—	162,966
Sweden	485,463	—	—	485,463
Switzerland	5,143,060	—	—	5,143,060
United Kingdom.	10,443,831	—	—	10,443,831
Short-Term Investments	1,557,544	—	—	1,557,544

TOTAL INVESTMENTS	$36,716,242	$—	$—	$36,716,242

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	25,992	$25,992	957,664	956,538	27,118	$27,118	$134	$—
State Street Navigator Securities Lending Prime Portfolio	3,446,144	3,446,144	19,034,116	20,949,834	1,530,426	1,530,426	10,291	—

TOTAL		$3,472,136				$1,557,544	$10,425	$—

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 4.7%
Beach Energy, Ltd. (a)	45,724	$22,919
Caltex Australia, Ltd.	9,823	257,459
Karoon Gas Australia, Ltd. (a) (b)	5,827	5,931
Liquefied Natural Gas, Ltd. (a) (b)	16,999	8,260
Oil Search, Ltd.	43,282	234,832
Origin Energy, Ltd.	62,831	260,601
Paladin Energy, Ltd. (a) (b)	47,874	5,495
Santos, Ltd.	56,221	155,314
Washington H Soul Pattinson & Co., Ltd.	4,777	58,928
Whitehaven Coal, Ltd. (b)	14,721	27,600
Woodside Petroleum, Ltd.	25,813	565,343
WorleyParsons, Ltd. (a)	7,808	49,772

		1,652,454

AUSTRIA — 0.6%
OMV AG	6,096	175,514
Schoeller-Bleckmann Oilfield Equipment AG	368	24,400

		199,914

BELGIUM — 0.1%
Euronav NV	3,666	28,064

CANADA — 31.1%
Advantage Oil & Gas, Ltd. (b)	11,358	79,508
Africa Oil Corp. (a) (b)	13,996	22,044
AltaGas, Ltd. (a)	5,553	142,559
ARC Resources, Ltd. (a)	11,936	215,516
Athabasca Oil Corp. (b)	21,301	20,908
Baytex Energy Corp. (a)	11,337	48,048
Birchcliff Energy, Ltd. (b)	7,384	51,577
Bonavista Energy Corp. (a)	12,448	39,970
Bonterra Energy Corp.	1,200	23,749
Cameco Corp.	13,845	118,092
Canadian Energy Services & Technology Corp. (a)	9,089	35,893
Canadian Natural Resources, Ltd.	39,056	1,246,345
Cenovus Energy, Inc. (a)	30,930	443,152
Crescent Point Energy Corp. (a)	17,501	230,373
Crew Energy, Inc. (b)	4,900	25,577
Enbridge Income Fund Holdings, Inc. (a)	3,369	87,157
Enbridge, Inc. (a)	32,489	1,425,388
Encana Corp.	32,907	343,279
Enerflex, Ltd.	2,752	29,462
Enerplus Corp. (a)	11,769	75,400
Ensign Energy Services, Inc. (a)	4,828	27,552
Freehold Royalties, Ltd. (a)	6,316	60,793
Gibson Energy, Inc. (a)	4,596	61,688
Gran Tierra Energy, Inc. (b)	8,751	26,168
Husky Energy, Inc.	13,571	165,940
Imperial Oil, Ltd. (a)	9,533	297,686
Inter Pipeline, Ltd.	11,498	242,339
Kelt Exploration, Ltd. (b)	4,976	21,922
Keyera Corp.	6,071	195,953
Lightstream Resources, Ltd. (b) (e)	6,978	611
MEG Energy Corp. (a) (b)	9,026	40,726
Mullen Group, Ltd.	3,626	45,413
NuVista Energy, Ltd. (b)	5,370	27,621
Painted Pony Petroleum, Ltd. (b)	3,025	18,575

Paramount Resources, Ltd. Class A (a) (b)	1,875	21,029
Parex Resources, Inc. (b)	5,101	64,624
Parkland Fuel Corp.	2,914	68,579
Pason Systems, Inc.	2,404	30,712
Pembina Pipeline Corp.	13,336	405,686
Pengrowth Energy Corp.	18,805	29,619
Peyto Exploration & Development Corp. (a)	5,820	163,053
PrairieSky Royalty, Ltd. (a)	7,171	145,957
Precision Drilling Corp.	15,815	65,944
Raging River Exploration, Inc. (b)	10,190	83,427
Secure Energy Services, Inc. (a)	7,705	54,347
Seven Generations Energy, Ltd. Class A (b)	8,488	203,957
ShawCor, Ltd.	2,234	55,023
Spartan Energy Corp. (b)	10,765	27,686
Suncor Energy, Inc.	58,534	1,622,072
Sunshine Oilsands, Ltd. (b)	82,000	5,286
TORC Oil & Gas, Ltd.	4,367	26,815
Tourmaline Oil Corp. (b)	6,890	186,320
TransCanada Corp. (a)	27,456	1,301,718
Trican Well Service, Ltd. (b)	10,301	21,084
Trilogy Energy Corp. (b)	1,795	9,847
Veresen, Inc. (a)	11,421	116,448
Vermilion Energy, Inc. (a)	3,842	148,564
Whitecap Resources, Inc. (a)	10,533	87,838

		10,882,619

FINLAND — 0.5%
Neste Oyj.	4,482	191,099

FRANCE — 12.7%
Bourbon Corp. (a)	1,125	13,111
CGG SA (a) (b)	1,178	30,461
Etablissements Maurel et Prom (b)	4,554	21,188
Gaztransport Et Technigaz SA (a)	637	18,408
Technip SA	4,176	256,566
TOTAL SA	85,245	4,039,816
Vallourec SA (b)	12,629	56,628

		4,436,178

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)	82,000	24,634
Sino Oil And Gas Holdings, Ltd. (b)	595,000	14,729
Yanchang Petroleum International, Ltd. (b)	350,000	9,567

		48,930

ISRAEL — 0.3%
Delek Group, Ltd.	161	33,444
Oil Refineries, Ltd. (b)	82,436	30,473
Paz Oil Co., Ltd.	203	31,726

		95,643

ITALY — 4.1%
Eni SpA	92,407	1,331,319
Saipem SpA (b)	233,371	98,794
Saras SpA	13,611	21,644

		1,451,757

JAPAN — 3.1%
Cosmo Energy Holdings Co., Ltd. (a)	2,900	36,169

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Idemitsu Kosan Co., Ltd. (a)	4,200	$86,269
Inpex Corp.	39,400	353,750
Itochu Enex Co., Ltd. (a)	1,300	9,923
Japan Petroleum Exploration Co., Ltd.	900	19,722
JX Holdings, Inc. (a)	90,897	365,419
Modec, Inc.	500	8,848
Nippon Gas Co., Ltd. (a)	1,100	34,054
San-Ai Oil Co., Ltd.	1,000	6,774
Shinko Plantech Co., Ltd.	1,000	7,100
Showa Shell Sekiyu KK.	7,700	71,096
TonenGeneral Sekiyu KK.	9,000	90,653
Toyo Kanetsu KK (a)	3,000	6,281

		1,096,058

LUXEMBOURG — 0.7%
Tenaris SA	17,027	242,631

NETHERLANDS — 20.9%
Fugro NV (a) (b)	2,203	35,663
Koninklijke Vopak NV	2,441	128,162
Royal Dutch Shell PLC Class A	148,761	3,698,624
Royal Dutch Shell PLC Class B	128,792	3,340,997
SBM Offshore NV (a)	7,463	106,052

		7,309,498

NEW ZEALAND — 0.2%
Z Energy, Ltd.	14,239	86,979

NORWAY — 2.7%
Akastor ASA (a) (b)	13,198	14,053
Aker Solutions ASA (b)	4,631	21,659
BW LPG, Ltd. (c)	2,987	8,536
Det Norske Oljeselskap ASA (b)	5,392	85,748
DNO ASA (b)	24,249	24,591
Frontline, Ltd. (a)	2,420	17,426
Kvaerner ASA	22,139	26,814
Petroleum Geo-Services ASA (a) (b)	12,053	26,467
Statoil ASA	38,227	640,441
TGS Nopec Geophysical Co. ASA	3,944	71,060

		936,795

PORTUGAL — 0.6%
Galp Energia SGPS SA	15,162	207,280

SINGAPORE — 0.0% (d)
Ezion Holdings, Ltd. (a) (b)	56,033	11,302

SOUTH KOREA — 1.5%
GS Holdings Corp.	1,831	88,944
Hankook Shell Oil Co., Ltd.	82	33,467
S-Oil Corp.	1,447	106,684
SK Innovation Co., Ltd.	2,125	311,606

		540,701

SPAIN — 1.6%
Repsol SA	38,904	527,923
Tecnicas Reunidas SA	1,158	45,151

		573,074

SWEDEN — 0.4%
Lundin Petroleum AB (b)	7,174	131,382

UNITED KINGDOM — 13.2%
Afren PLC (a) (b) (f)	26,211	—
Amec Foster Wheeler PLC	15,724	116,732

BP PLC	645,318	3,772,206
Cairn Energy PLC (b)	30,134	73,591
Genel Energy PLC (a) (b)	5,707	7,117
Hunting PLC.	4,190	24,950
James Fisher & Sons PLC	2,266	47,950
John Wood Group PLC	13,243	130,654
Ophir Energy PLC (a) (b)	16,039	16,095
Petrofac, Ltd.	9,552	110,618
Premier Oil PLC (b)	22,329	19,869
Seadrill, Ltd. (a) (b)	13,209	31,930
Soco International PLC	13,959	24,524
Stobart Group, Ltd.	10,465	22,668
Subsea 7 SA (a) (b)	8,938	95,952
Tullow Oil PLC (a) (b)	39,580	130,130

		4,624,986

UNITED STATES — 0.5%
DHT Holdings, Inc. (a)	3,202	13,416
Golar LNG, Ltd. (a)	2,909	61,671
Nordic American Tankers, Ltd. (a)	3,204	32,393
Penn West Petroleum, Ltd. (a)	19,862	35,950
Ship Finance International, Ltd. (a)	2,121	31,242

		174,672

TOTAL COMMON STOCKS (Cost $42,246,898)		34,922,016

WARRANTS — 0.0% (d)
SINGAPORE — 0.0% (d)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b) (Cost $0)	6,896	268

SHORT-TERM INVESTMENTS — 8.2%
UNITED STATES — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	32,462	32,462
State Street Navigator Securities Lending Prime Portfolio (h) (i)	2,840,776	2,840,776

		2,873,238

TOTAL SHORT-TERM INVESTMENTS (Cost $2,873,238)		2,873,238

TOTAL INVESTMENTS — 107.8% (Cost $45,120,136)		37,795,522
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(2,750,140)

NET ASSETS — 100.0%		$35,045,382

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $611, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,652,454	$—	$—		$1,652,454
Austria	199,914	—	—		199,914
Belgium.	28,064	—	—		28,064
Canada	10,882,008	611	—		10,882,619
Finland	191,099	—	—		191,099
France	4,436,178	—	—		4,436,178
Hong Kong	48,930	—	—		48,930
Israel	95,643	—	—		95,643
Italy.	1,451,757	—	—		1,451,757
Japan	1,096,058	—	—		1,096,058
Luxembourg.	242,631	—	—		242,631
Netherlands	7,309,498	—	—		7,309,498
New Zealand	86,979	—	—		86,979
Norway	936,795	—	—		936,795
Portugal	207,280	—	—		207,280
Singapore	11,302	—	—		11,302
South Korea	540,701	—	—		540,701
Spain	573,074	—	—		573,074
Sweden	131,382	—	—		131,382
United Kingdom.	4,624,986	—	0	(a)	4,624,986
United States	174,672	—	—		174,672
Warrants
Singapore	268	—	—		268
Short-Term Investments	2,873,238	—	—		2,873,238

TOTAL INVESTMENTS	$37,794,911	$611	$0		$37,795,522

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	14,517	$14,517	1,659,832	1,641,887	32,462	$32,462	$203	$—
State Street Navigator Securities Lending Prime Portfolio	3,434,341	3,434,341	27,724,447	28,318,012	2,840,776	2,840,776	37,434	—

TOTAL		$3,448,858				$2,873,238	$37,637	$—

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 98.3%
AUSTRALIA — 11.7%
AMP, Ltd.	6,130	$24,768
ASX, Ltd.	606	22,334
Australia & New Zealand Banking Group, Ltd.	5,464	115,530
Bank of Queensland, Ltd.	1,158	10,076
Bendigo & Adelaide Bank, Ltd.	1,222	10,071
Challenger, Ltd.	1,495	11,635
Commonwealth Bank of Australia (a)	3,185	176,462
Insurance Australia Group, Ltd.	4,174	17,472
IOOF Holdings, Ltd. (a)	980	6,502
Macquarie Group, Ltd.	650	40,758
Medibank Pvt, Ltd.	6,052	11,485
National Australia Bank, Ltd.	4,967	105,934
QBE Insurance Group, Ltd.	2,644	18,797
Suncorp Group, Ltd.	2,294	21,259
Westpac Banking Corp.	6,240	140,915

		733,998

AUSTRIA — 0.4%
Erste Group Bank AG (b)	833	24,681

BELGIUM — 1.4%
Ackermans & van Haaren NV	61	8,086
Ageas	620	22,620
Groupe Bruxelles Lambert SA	190	16,851
KBC Group NV (b)	659	38,377

		85,934

CANADA — 14.2%
Bank of Montreal (a)	1,294	84,645
Bank of Nova Scotia	2,170	114,787
Brookfield Asset Management, Inc. Class A	1,700	59,670
Canadian Imperial Bank of Commerce (a)	772	59,757
CI Financial Corp. (a)	590	11,299
Element Financial Corp. (a)	1,018	12,719
Fairfax Financial Holdings, Ltd.	5	2,925
Great-West Lifeco, Inc.	880	21,621
Industrial Alliance Insurance & Financial Services, Inc.	300	10,781
Intact Financial Corp.	430	31,030
Manulife Financial Corp.	3,758	52,928
National Bank of Canada (a)	742	26,264
Onex Corp.	200	12,857
Power Corp. of Canada	685	14,484
Power Financial Corp. (a)	924	21,373
Royal Bank of Canada	2,676	165,457
Sun Life Financial, Inc.	1,162	37,745
Toronto-Dominion Bank	3,345	148,231

		888,573

DENMARK — 1.3%
Danske Bank A/S.	1,491	43,520
Jyske Bank A/S.	208	9,700
Sydbank A/S.	851	25,866

		79,086

FINLAND — 0.6%
Sampo Oyj Class A.	861	38,317

FRANCE — 4.9%
ABC arbitrage	2,460	17,693
AXA SA	3,636	77,392

BNP Paribas SA	2,116	108,839
Credit Agricole SA.	1,981	19,542
Natixis SA	2,113	9,852
SCOR SE.	413	12,843
Societe Generale SA	1,441	49,845
Wendel SA	110	12,850

		308,856

GERMANY — 4.4%
Allianz SE	838	124,404
Commerzbank AG	2,196	14,161
Deutsche Bank AG (b)	2,653	34,495
Deutsche Boerse AG (b)	330	26,757
Hannover Rueck SE	118	12,643
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen	290	54,100
Sixt Leasing AG	314	7,199

		273,759

HONG KONG — 4.8%
AIA Group, Ltd.	23,023	153,023
Bank of East Asia, Ltd. (a)	2,359	9,566
BOC Hong Kong Holdings, Ltd.	8,449	28,541
Goldin Financial Holdings, Ltd. (b)	4,000	2,269
Haitong International Securities Group, Ltd.	10,000	6,640
Hang Seng Bank, Ltd.	1,789	31,947
Hong Kong Exchanges and Clearing, Ltd.	2,369	62,249
Kingston Financial Group, Ltd.	12,000	4,688

		298,923

IRELAND — 0.2%
Bank of Ireland (b)	49,025	10,248

ISRAEL — 0.6%
Bank Hapoalim BM	2,464	13,962
Bank Leumi Le-Israel BM (b)	5,679	21,568

		35,530

ITALY — 2.8%
Assicurazioni Generali SpA	2,766	33,758
Azimut Holding SpA	347	5,109
Banca Monte dei Paschi di Siena SpA (a) (b)	4,425	925
Banca Popolare dell’Etruria e del Lazio SC (b) (d)	1,627	—
Banco Popolare SC.	1,882	4,433
EXOR SpA.	515	20,864
Intesa Sanpaolo SpA (c)	3,956	8,287
Intesa Sanpaolo SpA (c)	24,971	55,395
Mediobanca SpA	1,346	8,758
Poste Italiane SpA (d)	1,139	7,815
UniCredit SpA	10,354	24,109
Unione di Banche Italiane SpA (a)	2,288	5,271

		174,724

JAPAN — 13.6%
Aozora Bank, Ltd.	4,000	13,707
Bank of Kyoto, Ltd. (a)	3,000	21,745
Bank of the Ryukyus, Ltd.	1,500	17,686
Chiba Bank, Ltd. (a)	4,000	22,515
Concordia Financial Group, Ltd. (a)	4,600	19,883
Dai-ichi Life Insurance Co., Ltd.	2,383	32,275
Daiwa Securities Group, Inc. (a)	3,878	21,614
Fukuoka Financial Group, Inc.	3,000	12,354

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Japan Exchange Group, Inc. (a)	1,800	$27,818
Japan Post Bank Co., Ltd.	1,100	12,981
Japan Post Holdings Co., Ltd.	1,100	13,719
Joyo Bank, Ltd. (e)	2,000	8,319
Kyushu Financial Group, Inc. (a)	1,400	9,456
Mitsubishi UFJ Financial Group, Inc.	27,044	134,893
Mizuho Financial Group, Inc.	49,228	81,962
MS&AD Insurance Group Holdings, Inc.	1,074	29,585
Nomura Holdings, Inc.	8,607	37,916
ORIX Corp.	2,972	43,363
Resona Holdings, Inc.	3,627	15,126
Shinsei Bank, Ltd.	6,000	9,006
Shizuoka Bank, Ltd. (a)	1,989	15,792
Sompo Japan Nipponkoa Holdings, Inc.	989	28,962
Sumitomo Mitsui Financial Group, Inc.	2,746	91,655
Sumitomo Mitsui Trust Holdings, Inc.	983	31,726
Suruga Bank, Ltd.	600	14,273
T&D Holdings, Inc.	2,177	24,282
Tokio Marine Holdings, Inc.	1,561	59,101

		851,714

NETHERLANDS — 2.4%
ABN AMRO Group NV (d)	538	11,137
Aegon NV	2,824	10,825
ASR Nederland NV (b)	380	7,734
Euronext NV (d)	194	8,281
Flow Traders (d)	129	3,926
ING Groep NV	7,289	90,023
NN Group NV	567	17,427

		149,353

NORWAY — 0.5%
DNB ASA	1,633	21,392
Gjensidige Forsikring ASA	697	13,012

		34,404

PORTUGAL — 0.2%
Banco BPI SA (b)	7,080	8,991
Banco Comercial Portugues SA (b)	64,581	1,117

		10,108

SINGAPORE — 2.1%
DBS Group Holdings, Ltd.	3,890	43,908
Oversea-Chinese Banking Corp., Ltd.	7,178	45,539
Singapore Exchange, Ltd.	1,600	8,696
United Overseas Bank, Ltd.	2,526	34,885

		133,028

SOUTH AFRICA —0.1%
Investec PLC.	1,578	9,655

SOUTH KOREA — 2.6%
DGB Financial Group, Inc.	969	7,945
Dongbu Insurance Co., Ltd.	160	9,908
Hana Financial Group, Inc.	691	17,473
Hanwha General Insurance Co., Ltd.	2,516	14,895
KB Financial Group, Inc.	521	17,905
KB Financial Group, Inc. ADR	370	12,658
Samsung Fire & Marine Insurance Co., Ltd.	73	18,526
Samsung Life Insurance Co., Ltd.	194	18,583
Shinhan Financial Group Co., Ltd.	639	23,295
Shinhan Financial Group Co., Ltd. ADR	287	10,458

Woori Bank	1,273	13,177

		164,823

SPAIN — 4.3%
Banco Bilbao Vizcaya Argentaria SA	12,244	74,055
Banco de Sabadell SA (a)	11,147	14,281
Banco Popular Espanol SA.	6,787	8,398
Banco Santander SA	26,828	118,999
Bankia SA	12,860	10,550
Bankinter SA	1,887	13,428
Bolsas y Mercados Espanoles SHMSF SA (a)	410	12,185
CaixaBank SA.	6,555	16,567

		268,463

SWEDEN — 4.1%
Industrivarden AB Class A	800	15,958
Investor AB Class B	1,074	39,325
Kinnevik AB Class B (b)	632	16,140
L E Lundbergforetagen AB Class B	140	9,208
Nordea Bank AB	5,898	58,619
Skandinaviska Enskilda Banken AB Class A.	3,293	33,132
Svenska Handelsbanken AB Class A.	2,983	41,051
Swedbank AB Class A.	1,954	45,980

		259,413

SWITZERLAND — 6.1%
Baloise Holding AG	144	17,454
Credit Suisse Group AG (b)	3,823	50,124
GAM Holding AG (b)	780	7,467
Julius Baer Group, Ltd. (b)	636	25,935
Partners Group Holding AG	38	19,208
Swiss Life Holding AG (b)	143	37,100
Swiss Re AG.	617	55,787
UBS Group AG	7,260	99,082
Zurich Insurance Group AG (b)	282	72,725

		384,882

UNITED KINGDOM — 14.6%
3i Group PLC	4,197	35,465
Aberdeen Asset Management PLC	2,016	8,545
Admiral Group PLC	486	12,936
Ashmore Group PLC	1,021	4,688
Aviva PLC	7,898	45,193
Barclays PLC	29,467	64,230
Close Brothers Group PLC	374	6,656
CYBG PLC (b)	1,612	5,415
Direct Line Insurance Group PLC	2,635	12,487
Hargreaves Lansdown PLC	502	8,301
Henderson Group PLC	3,696	11,139
Hiscox, Ltd.	637	8,622
HSBC Holdings PLC	37,082	278,757
ICAP PLC	1,165	7,054
IG Group Holdings PLC	816	9,232
Jupiter Fund Management PLC	1,229	6,791
Legal & General Group PLC	10,528	29,909
Lloyds Banking Group PLC	119,107	84,400
London Stock Exchange Group PLC	814	29,607
Man Group PLC	5,850	8,557
Metro Bank PLC (b)	150	5,380
Old Mutual PLC	9,362	24,614
Provident Financial PLC	261	10,283

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Prudential PLC	4,701	$83,447
Royal Bank of Scotland Group PLC (b)	6,314	14,665
RSA Insurance Group PLC	2,632	18,667
Schroders PLC NVDR	403	10,606
St James’s Place PLC	1,050	12,930
Standard Chartered PLC (b)	5,221	42,612
Standard Life PLC	3,852	17,208

		918,396

UNITED STATES — 0.4%
Thomson Reuters Corp	600	24,767

TOTAL COMMON STOCKS (Cost $8,354,392).		6,161,635

SHORT-TERM INVESTMENTS — 4.6%
UNITED STATES — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	21,918	21,918
State Street Navigator Securities Lending Prime Portfolio (g) (h)	268,820	268,820

		290,738

TOTAL SHORT-TERM INVESTMENTS (Cost $290,738)		290,738

TOTAL INVESTMENTS — 102.9% (Cost $8,645,130)		6,452,373
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(183,060)

NET ASSETS — 100.0%		$6,269,313

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $8,319, representing 0.1% of net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$733,998	$—	$—		$733,998
Austria	24,681	—	—		24,681
Belgium	85,934	—	—		85,934
Canada	888,573	—	—		888,573
Denmark	79,086	—	—		79,086
Finland	38,317	—	—		38,317
France	308,856	—	—		308,856
Germany	273,759	—	—		273,759
Hong Kong	298,923	—	—		298,923
Ireland.	10,248	—	—		10,248
Israel	35,530	—	—		35,530
Italy	174,724	—	0	(a)	174,724
Japan.	843,395	8,319	—		851,714
Netherlands	149,353	—	—		149,353
Norway	34,404	—	—		34,404
Portugal.	10,108	—	—		10,108
Singapore	133,028	—	—		133,028

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Africa.	$9,655	$—	$—	$9,655
South Korea	164,823	—	—	164,823
Spain.	268,463	—	—	268,463
Sweden	259,413	—	—	259,413
Switzerland	384,882	—	—	384,882
United Kingdom.	918,396	—	—	918,396
United States	24,767	—	—	24,767
Short-Term Investments	290,738	—	—	290,738

TOTAL INVESTMENTS	$6,444,054	$8,319	$0	$6,452,373

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	754,470	732,552	21,918	$21,918	$89	$—
State Street Navigator Securities Lending Prime Portfolio	1,200,411	1,200,411	6,117,020	7,048,611	268,820	268,820	5,797	—

TOTAL		$1,200,411				$290,738	$5,886	$—

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.4%
Ansell, Ltd.	5,618	$98,795
Cochlear, Ltd.	1,897	204,672
CSL, Ltd.	13,166	1,078,056
Healthscope, Ltd. (a)	54,137	127,185
Primary Health Care, Ltd.	20,343	61,647
Ramsay Health Care, Ltd.	4,957	300,130
Sirtex Medical, Ltd. (a)	2,210	53,357
Sonic Healthcare, Ltd.	15,195	255,932

		2,179,774

BELGIUM — 0.8%
Galapagos NV (b)	1,211	77,749
UCB SA	4,222	326,577

		404,326

CANADA — 0.2%
Concordia International Corp.	2,358	10,532
Novadaq Technologies, Inc. (b)	3,991	46,176
ProMetic Life Sciences, Inc. (a) (b)	19,886	44,182

		100,890

DENMARK — 6.3%
Bavarian Nordic A/S (a) (b)	1,252	47,239
Coloplast A/S Class B	3,413	264,759
Genmab A/S (b)	1,646	280,711
GN Store Nord A/S	6,541	140,772
H Lundbeck A/S (b)	2,170	71,100
Novo Nordisk A/S Class B	53,215	2,211,820
William Demant Holding A/S (b)	6,056	123,662

		3,140,063

FINLAND — 0.4%
Orion Oyj Class B	4,766	187,943

FRANCE — 7.9%
BioMerieux	647	96,486
Cellectis SA (a) (b)	1,250	30,062
DBV Technologies SA (a) (b)	757	55,382
Essilor International SA.	6,350	819,228
Ipsen SA	1,749	122,826
Korian SA	3,385	109,005
Orpea	1,670	148,038
Sanofi	33,480	2,544,943
Virbac SA (b)	226	37,779

		3,963,749

GERMANY — 9.5%
Bayer AG	23,637	2,375,553
Fresenius Medical Care AG & Co. KGaA	6,363	556,042
Fresenius SE & Co. KGaA	11,958	954,261
Gerresheimer AG	1,074	91,282
Merck KGaA	4,051	436,632
MorphoSys AG (b)	1,232	51,539
RHOEN-KLINIKUM AG	1,993	60,607
Sartorius AG Preference Shares	897	74,676
STADA Arzneimittel AG	2,624	145,850

		4,746,442

HONG KONG — 0.2%
CK Life Sciences Int’l Holdings, Inc.	382,000	34,969
Lee’s Pharmaceutical Holdings, Ltd.	36,455	34,171

Town Health International Medical Group, Ltd. (a)	264,079	41,880

		111,020

IRELAND — 0.2%
UDG Healthcare PLC (c)	5,293	44,073
UDG Healthcare PLC (b) (c) (d)	6,214	51,741

		95,814

ISRAEL — 2.9%
Teva Pharmaceutical Industries, Ltd	29,816	1,429,572

ITALY — 0.2%
Recordati SpA	3,496	112,403

JAPAN — 18.4%
Alfresa Holdings Corp.	7,300	153,331
Asahi Intecc Co., Ltd.	1,800	81,855
Astellas Pharma, Inc.	65,000	1,009,998
Chugai Pharmaceutical Co., Ltd.	6,625	237,810
Daiichi Sankyo Co., Ltd. (a)	20,400	486,506
Eisai Co., Ltd. (a)	8,900	552,553
Hisamitsu Pharmaceutical Co., Inc. (a)	2,900	155,503
Hoya Corp.	11,800	470,532
Kaken Pharmaceutical Co., Ltd.	1,300	79,336
Kissei Pharmaceutical Co., Ltd. (a)	2,200	58,376
KYORIN Holdings, Inc.	3,100	69,766
Kyowa Hakko Kirin Co., Ltd.	8,722	136,603
M3, Inc.	5,700	193,631
Medipal Holdings Corp.	7,300	125,650
Miraca Holdings, Inc.	2,000	98,948
Mitsubishi Tanabe Pharma Corp.	8,400	178,759
Nakanishi, Inc.	1,000	36,291
Nihon Kohden Corp. (a)	3,200	77,105
Nippon Shinyaku Co., Ltd. (a)	2,100	113,228
Olympus Corp.	9,400	324,890
Ono Pharmaceutical Co., Ltd.	15,400	426,802
Otsuka Holdings Co., Ltd.	16,100	729,600
PeptiDream, Inc. (a) (b)	1,300	70,478
Rohto Pharmaceutical Co., Ltd. (a)	4,700	80,526
Santen Pharmaceutical Co., Ltd.	13,100	191,846
Sawai Pharmaceutical Co., Ltd. (a)	1,300	92,174
Shionogi & Co., Ltd.	9,100	462,975
Ship Healthcare Holdings, Inc.	2,200	67,131
Sosei Group Corp. (a) (b)	500	87,444
Sumitomo Dainippon Pharma Co., Ltd. (a)	6,200	119,206
Suzuken Co., Ltd.	3,200	104,913
Sysmex Corp.	5,000	367,353
Taisho Pharmaceutical Holdings Co., Ltd. (a)	1,500	152,866
Takara Bio, Inc. (a)	3,200	53,468
Takeda Pharmaceutical Co., Ltd.	21,900	1,043,042
Terumo Corp. (a)	10,500	400,755
Toho Holdings Co., Ltd. (a)	2,800	59,033
Tsumura & Co.	2,700	76,389

		9,226,672

JORDAN — 0.3%
Hikma Pharmaceuticals PLC	4,904	128,553

LUXEMBOURG — 0.3%
Eurofins Scientific SE	339	154,045

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

NEW ZEALAND — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	22,188	$161,512
Ryman Healthcare, Ltd.	22,512	157,650

		319,162

SINGAPORE — 0.3%
Haw Par Corp., Ltd.	10,900	72,190
Raffles Medical Group, Ltd. (a)	71,508	80,243

		152,433

SOUTH KOREA — 2.8%
Cell Biotech Co., Ltd.	895	39,007
Celltrion, Inc. (a) (b)	3,145	303,834
Chong Kun Dang Pharmaceutical Corp.	697	63,919
Dong-A Socio Holdings Co., Ltd.	419	68,860
Green Cross Corp.	375	61,799
Green Cross Holdings Corp.	2,760	71,797
Hanmi Pharm Co., Ltd.	236	108,856
Hanmi Science Co., Ltd.	1,106	114,481
iNtRON Biotechnology, Inc. (b)	907	37,389
Kolon Life Science, Inc.	477	67,001
Komipharm International Co., Ltd. (b)	2,131	83,201
LG Life Sciences, Ltd. (b)	985	55,450
Medy-Tox, Inc.	214	87,535
ViroMed Co., Ltd. (b)	727	77,826
Yuhan Corp.	474	119,431
Yungjin Pharmaceutical Co., Ltd. (b)	3,570	40,194

		1,400,580

SPAIN — 0.7%
Grifols SA (c)	14,807	319,157
Grifols SA Class B, Preference Shares (c)	3,017	48,349

		367,506

SWEDEN — 0.7%
Elekta AB Class B	13,029	126,300
Getinge AB Class B (a)	6,695	129,955
Swedish Orphan Biovitrum AB (b)	6,428	79,980

		336,235

SWITZERLAND — 24.9%
Actelion, Ltd. (b)	2,998	520,181
Basilea Pharmaceutica, Ltd. (a) (b)	685	54,339
Galenica AG	127	135,070
Lonza Group AG (b)	1,756	336,202
Novartis AG	74,313	5,856,729
Roche Holding AG (c)	1,521	377,661
Roche Holding AG (c)	18,975	4,717,325
Sonova Holding AG	1,771	251,199
Straumann Holding AG	316	123,789
Tecan Group AG	518	91,054

		12,463,549

UNITED KINGDOM — 12.4%
AstraZeneca PLC	35,949	2,336,755
BTG PLC (b)	13,925	114,682
Dechra Pharmaceuticals PLC	4,961	89,770
Genus PLC	2,880	72,877
GlaxoSmithKline PLC	136,415	2,911,446
Indivior PLC	24,921	99,221
McCarthy & Stone PLC (e)	21,246	46,062
Smith & Nephew PLC	29,369	474,590

Spire Healthcare Group PLC (e)	11,305	57,948

		6,203,351

UNITED STATES — 4.7%
ICON PLC (b)	2,040	157,835
QIAGEN NV (b)	8,158	224,661
Shire PLC	26,138	1,696,984
Taro Pharmaceutical Industries, Ltd. (a) (b)	627	69,290
Valeant Pharmaceuticals International, Inc. (b) .	8,678	212,550

		2,361,320

TOTAL COMMON STOCKS (Cost $51,771,122)		49,585,402

RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
ViroMed Co., Ltd. (expiring 10/18/16) (b) (Cost $0)	83	1,699

SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	8,823	8,823
State Street Navigator Securities Lending Prime Portfolio (h) (i)	2,406,488	2,406,488

TOTAL SHORT-TERM INVESTMENTS (Cost $2,415,311)		2,415,311

TOTAL INVESTMENTS — 103.9% (Cost $54,186,433)		52,002,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(1,948,622)

NET ASSETS — 100.0%		$50,053,790

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $51,741, representing 0.1% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,179,774	$—	$—	$2,179,774
Belgium.	404,326	—	—	404,326
Canada	100,890	—	—	100,890
Denmark	3,140,063	—	—	3,140,063
Finland	187,943	—	—	187,943
France	3,963,749	—	—	3,963,749
Germany	4,746,442	—	—	4,746,442
Hong Kong	111,020	—	—	111,020
Ireland	44,073	51,741	—	95,814
Israel	1,429,572	—	—	1,429,572
Italy.	112,403	—	—	112,403
Japan	9,226,672	—	—	9,226,672
Jordan	128,553	—	—	128,553
Luxembourg.	154,045	—	—	154,045
New Zealand	319,162	—	—	319,162
Singapore	152,433	—	—	152,433
South Korea	1,400,580	—	—	1,400,580
Spain	367,506	—	—	367,506
Sweden	336,235	—	—	336,235
Switzerland	12,463,549	—	—	12,463,549
United Kingdom.	6,203,351	—	—	6,203,351
United States	2,361,320	—	—	2,361,320
Rights
South Korea	1,699	—	—	1,699
Short-Term Investments	2,415,311	—	—	2,415,311

TOTAL INVESTMENTS	$51,950,671	$51,741	$—	$52,002,412

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	32,337	$32,337	2,196,960	2,220,474	8,823	$8,823	$280	$—
State Street Navigator Securities Lending Prime Portfolio	6,462,640	6,462,640	23,001,962	27,058,114	2,406,488	2,406,488	55,037	—

TOTAL		$6,494,977				$2,415,311	$55,317	$—

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 2.2%
Brambles, Ltd.	11,079	$101,569
CIMIC Group, Ltd.	1,187	26,106
GWA Group, Ltd.	8,907	19,562
SEEK, Ltd.	4,100	48,820
Transurban Group Stapled Security	16,665	145,000

		341,057

AUSTRIA — 0.3%
ANDRITZ AG	661	35,994
Zumtobel Group AG	835	16,131

		52,125

CANADA — 5.6%
Bombardier, Inc. Class B (a) (b)	15,750	21,571
CAE, Inc.	5,462	77,426
Canadian National Railway Co.	4,944	322,616
Canadian Pacific Railway, Ltd.	869	132,368
K-Bro Linen, Inc.	1,102	34,429
SNC-Lavalin Group, Inc.	1,734	67,988
Toromont Industries, Ltd.	2,394	71,296
Waste Connections, Inc.	1,466	109,148
WestJet Airlines, Ltd.	1,041	18,155

		854,997

CHINA — 0.2%
Fosun International, Ltd.	19,500	29,265

DENMARK — 2.5%
AP Moeller — Maersk A/S Class B	59	86,551
DSV A/S	1,775	88,402
FLSmidth & Co. A/S (a)	821	30,878
NKT Holding A/S.	669	43,153
Vestas Wind Systems A/S	1,642	135,182

		384,166

FINLAND — 1.7%
Kone Oyj Class B	2,588	131,372
Metso Oyj.	1,349	39,371
Valmet Oyj	1,627	24,482
Wartsila Oyj Abp	1,497	67,411

		262,636

FRANCE — 9.7%
Air France-KLM (a) (b)	3,293	17,700
Airbus Group SE	3,708	224,354
Alstom SA (b)	1,812	47,945
Bouygues SA	1,659	54,990
Bureau Veritas SA	1,398	30,000
Cie de Saint-Gobain	3,117	134,756
Edenred	1,373	32,117
Eiffage SA	733	56,970
Groupe Eurotunnel SE	3,369	36,483
Legrand SA.	1,771	104,448
Safran SA	1,876	134,928
Schneider Electric SE	3,718	259,305
Thales SA.	571	52,612
Vinci SA	3,064	234,559
Zodiac Aerospace	1,786	43,504

		1,464,671

GERMANY — 7.3%
Brenntag AG	1,050	57,353
Deutsche Lufthansa AG	1,439	16,018
Deutsche Post AG	6,276	196,214
GEA Group AG	1,658	92,064
HOCHTIEF AG	261	36,825
MAN SE	218	22,990
OSRAM Licht AG	693	40,700
Pfeiffer Vacuum Technology AG	332	31,564
Rheinmetall AG	569	39,620
Siemens AG	4,862	569,340

		1,102,688

HONG KONG — 3.4%
Cathay Pacific Airways, Ltd. (a)	18,000	25,065
Cheung Kong Property Holdings, Ltd.	2,591	18,908
CK Hutchison Holdings, Ltd.	18,496	235,136
Hopewell Highway Infrastructure, Ltd. (a)	66,500	40,555
Jardine Matheson Holdings, Ltd.	1,478	89,582
Jardine Strategic Holdings, Ltd.	1,002	32,765
MTR Corp., Ltd.	9,319	51,305
Noble Group, Ltd. (b)	147,251	16,416

		509,732

IRELAND — 1.8%
Experian PLC	7,778	156,000
Kingspan Group PLC	1,763	47,511
Ryanair Holdings PLC ADR	920	69,027

		272,538

ISRAEL — 0.3%
Inrom Construction Industries, Ltd.	11,139	38,356

ITALY — 1.2%
Ansaldo STS SpA.	3,280	38,335
ASTM SpA.	2,266	24,727
Atlantia SpA	2,345	59,532
Leonardo-Finmeccanica SpA (b)	5,429	61,560

		184,154

JAPAN — 32.5%
Asahi Glass Co., Ltd.	10,000	64,188
Central Japan Railway Co.	1,200	203,940
Dai Nippon Printing Co., Ltd.	6,000	58,421
Daikin Industries, Ltd.	1,800	166,215
East Japan Railway Co.	2,300	206,231
FANUC Corp.	1,200	201,570
Futaba Corp.	1,300	21,054
Hankyu Hanshin Holdings, Inc.	2,000	68,533
Hoshizaki Corp.	500	45,327
IHI Corp. (a)	13,000	37,229
ITOCHU Corp.	11,300	140,825
Japan Airport Terminal Co., Ltd. (a)	700	26,510
JGC Corp. (a)	2,600	44,803
JTEKT Corp.	2,300	34,114
Kajima Corp.	10,000	69,521
Kamigumi Co., Ltd.	4,000	34,681
Kawasaki Heavy Industries, Ltd.	18,000	55,103
Kawasaki Kisen Kaisha, Ltd. (a)	15,000	38,365
Keikyu Corp.	6,000	62,332
Keisei Electric Railway Co., Ltd. (a)	1,500	37,224
Kintetsu Group Holdings Co., Ltd.	12,000	50,126

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Kitano Construction Corp.	17,000	$44,151
Kokuyo Co., Ltd.	2,600	37,589
Komatsu, Ltd.	6,800	154,110
Kubota Corp.	8,700	130,030
LIXIL Group Corp.	2,500	53,251
Mabuchi Motor Co., Ltd.	800	43,766
Makita Corp.	1,000	70,706
Marubeni Corp.	11,500	58,542
Minebea Co., Ltd.	4,500	41,949
MISUMI Group, Inc.	3,100	57,674
Mitsubishi Corp.	10,300	232,415
Mitsubishi Electric Corp.	14,000	177,307
Mitsubishi Heavy Industries, Ltd.	26,000	107,605
Mitsui & Co., Ltd.	11,200	153,791
Mitsui OSK Lines, Ltd.	13,000	29,912
MonotaRO Co., Ltd. (a)	900	23,996
NGK Insulators, Ltd.	2,600	53,379
Nidec Corp.	1,700	155,487
Nippon Air Conditioning Services Co., Ltd.	6,300	35,710
Nippon Express Co., Ltd.	10,000	46,413
Nippon Yusen KK.	19,000	35,274
NSK, Ltd. (a)	4,400	44,580
Obayashi Corp.	6,200	61,042
Odakyu Electric Railway Co., Ltd.	3,000	66,361
Park24 Co., Ltd.	1,100	35,629
Recruit Holdings Co., Ltd.	2,896	117,539
Secom Co., Ltd.	1,600	118,627
SMC Corp.	500	142,646
Sohgo Security Services Co., Ltd.	900	47,993
Sojitz Corp. (a)	21,300	54,057
Sumitomo Corp. (a)	9,100	100,916
Sumitomo Electric Industries, Ltd.	918	12,837
Sumitomo Heavy Industries, Ltd.	8,000	39,026
Taisei Corp.	9,000	67,101
THK Co., Ltd.	1,700	33,105
Tobu Railway Co., Ltd. (a)	11,000	55,725
Tokyu Corp.	9,000	68,257
Tomoe Corp.	12,600	41,185
Toppan Printing Co., Ltd.	7,000	62,766
Toshiba Corp. (a) (b)	27,000	89,320
TOTO, Ltd. (a)	1,600	59,961
Toyota Tsusho Corp. (a)	2,300	52,943
West Japan Railway Co.	1,300	80,081
Yamato Holdings Co., Ltd.	3,400	78,684

		4,939,750

NETHERLANDS — 2.8%
Aalberts Industries NV	1,080	36,836
AerCap Holdings NV (a) (b)	1,513	58,235
Boskalis Westminster	1,035	36,877
Koninklijke Philips NV	7,650	226,791
Randstad Holding NV	1,356	61,793

		420,532

NEW ZEALAND — 0.6%
Freightways, Ltd.	10,795	51,576
Metro Performance Glass, Ltd.	24,797	38,589

		90,165

NORWAY — 0.3%
Orkla ASA	5,128	52,998

SINGAPORE — 0.8%
ComfortDelGro Corp., Ltd.	27,000	55,646
Keppel Corp., Ltd. (a)	15,100	59,693

		115,339

SOUTH KOREA — 3.4%
CJ Corp.	118	19,928
GS Global Corp. (b)	7,497	17,869
Hyundai Development Co-Engineering & Construction	546	25,432
Hyundai Engineering & Construction Co., Ltd.	787	28,047
Hyundai Glovis Co., Ltd.	175	28,760
Hyundai Heavy Industries Co., Ltd. (b)	385	48,241
KCC Corp.	53	19,032
Koentec Co., Ltd.	14,676	33,314
Korea Aerospace Industries, Ltd.	419	29,028
LG Corp.	989	58,100
Samsung C&T Corp.	612	82,797
Samsung Heavy Industries Co., Ltd. (b)	3,018	25,676
SK Holdings Co., Ltd.	210	40,423
Young Poong Precision Corp.	7,034	54,351

		510,998

SPAIN — 2.2%
Abertis Infraestructuras SA	3,554	55,357
ACS Actividades de Construccion y Servicios SA	2,443	73,852
Aena SA (c)	576	84,992
Ferrovial SA	2,851	60,715
Gamesa Corp. Tecnologica SA	2,219	53,153

		328,069

SWEDEN — 5.5%
Alfa Laval AB (a)	3,113	48,871
Assa Abloy AB Class B	5,977	121,600
Atlas Copco AB Class A	3,841	115,803
Atlas Copco AB Class B	2,487	68,043
B&B Tools AB Class B	1,699	37,976
Sandvik AB (a)	7,963	87,694
Securitas AB Class B	3,688	61,901
Skanska AB Class B	2,648	61,908
SKF AB Class B	2,558	44,219
Trelleborg AB Class B	3,044	59,691
Volvo AB Class B	10,903	124,589

		832,295

SWITZERLAND — 6.0%
ABB, Ltd. (b)	14,293	321,570
Adecco Group AG	1,499	84,584
Geberit AG	333	146,130
Kuehne + Nagel International AG	612	89,016
Schindler Holding AG	328	61,648
SGS SA	54	121,157
Wolseley PLC	1,597	90,345

		914,450

UNITED KINGDOM — 9.0%
Aggreko PLC	2,697	33,405
Ashtead Group PLC	3,914	64,621
Babcock International Group PLC	5,244	70,504
BAE Systems PLC	21,082	143,500

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Balfour Beatty PLC (b)	9,036	$32,795
Bunzl PLC	2,133	63,174
Capita PLC	5,057	44,013
CNH Industrial NV	5,668	40,575
Cobham PLC.	18,399	40,081
DCC PLC	955	87,148
easyJet PLC	2,793	36,535
Firstgroup PLC (b)	17,794	24,432
G4S PLC	11,003	32,559
Howden Joinery Group PLC	4,273	23,995
IMI PLC	2,209	30,818
International Consolidated Airlines Group SA	6,798	35,216
Intertek Group PLC	1,035	46,908
Meggitt PLC	7,188	42,111
Melrose Industries PLC	17,506	39,682
RELX PLC	5,409	102,795
Rentokil Initial PLC	27,390	79,094
Rolls-Royce Holdings PLC (b)	10,680	99,888
Smiths Group PLC	4,188	79,645
Travis Perkins PLC	1,521	30,506
Weir Group PLC	2,136	47,169

		1,371,169

TOTAL COMMON STOCKS (Cost $15,764,202)		15,072,150

RIGHTS — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16) (b) (e) (Cost $6,547)	1,873	3,741

SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g) (Cost $11,949)	11,949	11,949
State Street Navigator Securities Lending Prime Portfolio (f) (h) (Cost $668,413)	668,413	668,413

TOTAL SHORT-TERM INVESTMENTS (Cost $680,362)		680,362

TOTAL INVESTMENTS — 103.8% (Cost $16,451,111)		15,756,253
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(579,453)

NET ASSETS — 100.0%		$15,176,800

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $3,741, representing 0.0% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$341,057	$—	$—	$341,057
Austria	52,125	—	—	52,125

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Canada	$854,997	$—	$—	$854,997
China	29,265	—	—	29,265
Denmark	384,166	—	—	384,166
Finland	262,636	—	—	262,636
France	1,464,671	—	—	1,464,671
Germany	1,102,688	—	—	1,102,688
Hong Kong	509,732	—	—	509,732
Ireland	272,538	—	—	272,538
Israel	38,356	—	—	38,356
Italy.	184,154	—	—	184,154
Japan	4,939,750	—	—	4,939,750
Netherlands	420,532	—	—	420,532
New Zealand	90,165	—	—	90,165
Norway	52,998	—	—	52,998
Singapore	115,339	—	—	115,339
South Korea	510,998	—	—	510,998
Spain	328,069	—	—	328,069
Sweden	832,295	—	—	832,295
Switzerland	914,450	—	—	914,450
United Kingdom.	1,371,169	—	—	1,371,169
Rights
South Korea	—	3,741	—	3,741
Short-Term Investments	680,362	—	—	680,362

TOTAL INVESTMENTS	$15,752,512	$3,741	$—	$15,756,253

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	21,793	$21,793	2,081,725	2,091,569	11,949	$11,949	$155	$—
State Street Navigator Securities Lending Prime Portfolio	1,026,410	1,026,410	9,445,893	9,803,890	668,413	668,413	10,592	—

TOTAL		$1,048,203				$680,362	$10,747	$—

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 12.9%
Alumina, Ltd. (a)	9,521	$10,638
Amcor, Ltd.	4,236	49,110
Arrium, Ltd. (b) (c)	13,738	231
BHP Billiton PLC	8,114	122,529
BHP Billiton, Ltd.	12,106	207,331
BlueScope Steel, Ltd.	2,505	14,856
Boral, Ltd.	4,586	23,689
DuluxGroup, Ltd.	1,301	6,571
Evolution Mining, Ltd.	4,060	7,798
Fortescue Metals Group, Ltd. (a)	6,594	24,978
Iluka Resources, Ltd.	1,587	7,615
Incitec Pivot, Ltd.	7,001	15,108
Independence Group NL	1,472	4,709
Newcrest Mining, Ltd.	2,820	47,886
Northern Star Resources, Ltd.	2,140	7,631
OceanaGold Corp	2,175	6,520
Orica, Ltd.	1,695	19,716
Orora, Ltd.	3,340	8,051
OZ Minerals, Ltd.	1,991	9,264
Regis Resources, Ltd.	1,812	5,352
Resolute Mining, Ltd.	2,526	3,808
Saracen Mineral Holdings, Ltd. (b)	3,056	3,368
South32, Ltd. (d)	8,217	15,584
South32, Ltd. (d)	11,520	21,246
St. Barbara, Ltd. (b)	1,449	3,537

		647,126

AUSTRIA — 0.7%
RHI AG (a)	372	9,891
Voestalpine AG	604	20,906
Wienerberger AG	372	6,319

		37,116

BELGIUM — 1.3%
Bekaert SA	105	4,800
Solvay SA	267	30,891
Tessenderlo Chemie NV (b)	100	3,342
Umicore SA	402	25,222

		64,255

CANADA — 13.7%
Agnico Eagle Mines, Ltd.	940	50,746
Agrium, Inc. (a)	511	46,211
Alamos Gold, Inc. Class A	1,051	8,637
Asanko Gold, Inc. (b)	791	3,310
B2Gold Corp. (b)	3,415	8,939
Barrick Gold Corp.	4,285	75,739
Canam Group, Inc. (a)	475	3,632
Canfor Corp. (b)	247	2,738
CCL Industries, Inc. Class B	125	24,026
Centerra Gold, Inc.	597	3,266
Detour Gold Corp. (b)	632	13,724
Dominion Diamond Corp.	306	2,969
Eldorado Gold Corp.	2,837	11,139
Endeavour Mining Corp. (b)	235	4,556
First Majestic Silver Corp. (b)	557	5,734
First Quantum Minerals, Ltd.	2,356	19,468
Fortuna Silver Mines, Inc. (b)	569	4,117
Franco-Nevada Corp.	622	43,380

Goldcorp, Inc.	3,036	50,013
Guyana Goldfields, Inc. (b)	414	2,580
HudBay Minerals, Inc.	860	3,396
IAMGOLD Corp. (b)	1,441	5,811
Interfor Corp. (b)	437	4,948
Intertape Polymer Group, Inc.	477	8,217
Kinross Gold Corp. (b)	4,628	19,473
Kirkland Lake Gold, Inc. (b)	375	2,839
Labrador Iron Ore Royalty Corp. (a)	237	2,507
Lundin Mining Corp. (b)	1,912	7,551
MAG Silver Corp. (b)	399	6,002
Methanex Corp.	310	11,025
New Gold, Inc. (b)	1,907	8,256
Novagold Resources, Inc. (b)	955	5,326
Osisko Gold Royalties, Ltd.	375	4,097
Pan American Silver Corp.	722	12,690
Potash Corp. of Saskatchewan, Inc. (a)	3,133	50,896
Pretium Resources, Inc. (b)	520	5,330
Richmont Mines, Inc. (b)	285	2,867
Seabridge Gold, Inc. (a) (b)	207	2,279
SEMAFO, Inc. (b)	1,459	6,061
Silver Standard Resources, Inc. (b)	500	6,015
Silver Wheaton Corp.	1,542	41,582
Stella-Jones, Inc.	125	4,329
Teck Resources, Ltd. Class B	1,621	29,170
Torex Gold Resources, Inc. (b)	297	6,414
Turquoise Hill Resources, Ltd. (b)	4,172	12,317
West Fraser Timber Co., Ltd. (a)	207	6,368
Winpak, Ltd	275	9,171
Yamana Gold, Inc.	3,478	14,952

		684,813

CHILE — 0.2%
Antofagasta PLC (a)	1,459	9,931

CHINA — 0.2%
Fosun International, Ltd.	5,500	8,254

DENMARK — 1.2%
Chr Hansen Holding A/S	369	21,942
Novozymes A/S Class B	851	37,439

		59,381

FINLAND — 1.8%
Huhtamaki Oyj	81	3,774
Outokumpu Oyj (b)	1,092	7,504
Stora Enso Oyj Class R	3,322	29,512
UPM-Kymmene Oyj.	2,285	48,276

		89,066

FRANCE — 3.7%
Air Liquide SA	1,489	159,720
Arkema SA.	290	26,854

		186,574

GERMANY — 12.4%
Aurubis AG	77	4,316
BASF SE	3,556	304,153
Covestro AG (e).	181	10,705
Evonik Industries AG	325	10,992
Fuchs Petrolub SE Preference Shares	162	7,393
HeidelbergCement AG	527	49,802
KS AG (a)	799	15,161

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Lanxess AG	301	$18,706
Linde AG	723	122,932
Salzgitter AG	260	8,522
Symrise AG	372	27,270
ThyssenKrupp AG	1,546	36,868
Wacker Chemie AG (a)	56	4,720

		621,540

HONG KONG — 0.1%
G-Resources Group, Ltd.	1,647	30
KuangChi Science, Ltd. (a) (b)	9,000	3,458

		3,488

INDIA — 0.1%
Vedanta Resources PLC	566	4,286

IRELAND — 3.1%
CRH PLC	3,523	117,844
James Hardie Industries PLC	1,556	24,195
Smurfit Kappa Group PLC	670	14,984

		157,023

ISRAEL — 0.4%
Frutarom Industries, Ltd.	265	13,935
Israel Chemicals, Ltd.	1,636	6,366

		20,301

ITALY — 0.4%
Buzzi Unicem SpA	457	9,373
Italcementi SpA (b)	754	8,965

		18,338

JAPAN — 16.9%
Asahi Kasei Corp.	4,833	38,219
Daicel Corp.	1,400	17,516
Daido Steel Co., Ltd.	1,000	4,552
Daio Paper Corp.	400	4,705
Denka Co., Ltd. (a)	4,855	20,855
DIC Corp.	200	6,142
Dowa Holdings Co., Ltd.	1,000	6,942
FP Corp.	100	5,589
Fuji Seal International, Inc. (a)	200	8,187
Hitachi Chemical Co., Ltd.	200	4,554
Hitachi Metals, Ltd.	700	8,516
Hokuetsu Kishu Paper Co., Ltd.	500	2,997
JFE Holdings, Inc. (a)	2,656	38,319
JSR Corp. (a)	1,373	21,409
Kaneka Corp.	2,000	15,701
Kansai Paint Co., Ltd.	700	15,228
Kobe Steel, Ltd. (a) (b)	1,564	14,009
Kuraray Co., Ltd.	1,200	17,669
Maruichi Steel Tube, Ltd.	200	6,873
Mitsubishi Chemical Holdings Corp.	6,602	40,956
Mitsubishi Gas Chemical Co., Inc.	1,000	14,230
Mitsubishi Materials Corp.	487	13,166
Mitsui Chemicals, Inc.	4,876	22,968
Mitsui Mining & Smelting Co., Ltd.	1,809	3,752
Nihon Nohyaku Co., Ltd.	700	3,519
Nippon Paint Holdings Co., Ltd.	700	23,157
Nippon Paper Industries Co., Ltd. (a)	400	7,272
Nippon Shokubai Co., Ltd.	100	6,192
Nippon Steel & Sumitomo Metal Corp.	3,600	73,109

Nissan Chemical Industries, Ltd. (a)	500	15,084
Nisshin Steel Co., Ltd.	400	5,384
Nitto Denko Corp. (a)	576	37,007
Oji Holdings Corp.	5,000	19,651
Pack Corp.	200	5,346
Rengo Co., Ltd.	1,000	6,103
Shin-Etsu Chemical Co., Ltd.	1,567	108,351
Showa Denko KK	200	2,502
Sumitomo Chemical Co., Ltd.	5,838	25,655
Sumitomo Osaka Cement Co., Ltd.	1,000	4,622
T&K Toka Co., Ltd.	500	4,755
Taiheiyo Cement Corp.	5,744	16,393
Taiyo Nippon Sanso Corp.	500	5,165
Teijin, Ltd.	361	6,944
Tokuyama Corp. (b)	1,000	4,157
Tokyo Ohka Kogyo Co., Ltd.	100	3,027
Tomoku Co., Ltd.	2,000	5,589
Toray Industries, Inc. (a)	5,838	56,440
Tosoh Corp.	2,000	12,206
Toyo Seikan Group Holdings, Ltd. (a)	500	8,749
Toyobo Co., Ltd.	2,000	3,338
Ube Industries, Ltd.	6,866	13,018
Zeon Corp.	1,000	8,809

		844,598

LUXEMBOURG — 1.0%
APERAM SA	254	11,476
ArcelorMittal (b)	6,017	36,839

		48,315

MEXICO — 0.3%
Fresnillo PLC	646	15,222

NETHERLANDS — 2.3%
Akzo Nobel NV.	939	63,621
AMG Advanced Metallurgical Group NV	237	4,962
Koninklijke DSM NV	721	48,745

		117,328

NEW ZEALAND — 0.3%
Fletcher Building, Ltd.	1,657	12,930
Steel & Tube Holdings, Ltd.	1,535	2,489

		15,419

NORWAY — 1.0%
Norsk Hydro ASA	4,894	21,095
Yara International ASA	861	28,613

		49,708

PERU — 0.1%
Hochschild Mining PLC	905	3,403

PORTUGAL — 0.0% (f)
Navigator Co., SA	162	466

SOUTH AFRICA — 0.6%
Lonmin PLC (b)	1,016	2,646
Mondi PLC	1,240	26,143

		28,789

SOUTH KOREA — 5.0%
Aekyung Petrochemical Co., Ltd.	240	2,120
Dongkuk Industries Co., Ltd.	1,079	5,192
Hanwha Chemical Corp.	466	10,239

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Hanwha Corp.	23	$732
Hyosung Corp.	104	12,276
Hyundai BNG Steel Co., Ltd. (b)	165	1,828
Hyundai Steel Co.	364	16,790
Jenax, Inc. (b)	108	3,133
KISCO Corp.	30	1,125
Kolon Corp.	3	150
Kolon Industries, Inc.	36	2,710
Korea Petrochemical Ind Co., Ltd.	15	2,908
Korea Zinc Co., Ltd.	70	30,572
Kukdo Chemical Co., Ltd.	97	4,862
LG Chem, Ltd.	175	38,373
Lotte Chemical Corp.	66	17,858
OCI Co., Ltd. (b)	77	6,537
Poongsan Holdings Corp.	105	4,328
POSCO ADR	1,134	57,925
Sinjin SM Co., Ltd.	104	916
SK Chemicals Co., Ltd.	57	3,499
Taekwang Industrial Co., Ltd.	9	6,848
Tongyang, Inc.	1,066	2,802
Wonik Materials Co., Ltd. (b)	85	5,402
Youlchon Chemical Co., Ltd.	1,080	13,434

		252,559

SPAIN — 0.2%
Acerinox SA	537	7,106
Vidrala SA	39	2,283

		9,389

SWEDEN — 0.8%
Boliden AB	1,037	24,402
Hexpol AB (a)	945	8,482
SSAB AB Class A (a) (b)	1,841	5,377
SSAB AB Class B (b)	1,610	3,933

		42,194

SWITZERLAND — 10.1%
Clariant AG (b)	1,046	18,041
EMS-Chemie Holding AG	31	16,677
Givaudan SA.	32	65,261
Glencore PLC (b)	44,744	123,307
Gurit Holding AG (b)	5	4,564
LafargeHolcim, Ltd. (b) (d)	876	47,442
LafargeHolcim, Ltd. (b) (d)	759	40,989
Sika AG	6	29,239
Syngenta AG.	361	158,268

		503,788

UNITED KINGDOM — 8.6%
Acacia Mining PLC	560	3,619
Anglo American PLC (b)	4,703	59,113
Centamin PLC.	3,947	7,609
Croda International PLC	479	21,678
DS Smith PLC	3,291	16,429
Elementis PLC	1,314	3,719
Essentra PLC	871	5,498
Johnson Matthey PLC	907	38,810
Randgold Resources, Ltd.	339	34,282
Rio Tinto PLC	4,695	157,014
Rio Tinto, Ltd.	1,616	63,823
RPC Group PLC	962	11,996

Victrex PLC	316	6,436

		430,026

UNITED STATES — 0.5%
Sims Metal Management, Ltd. (a)	1,197	8,519
Tahoe Resources, Inc.	1,154	14,769

		23,288

TOTAL COMMON STOCKS (Cost $7,402,889)		4,995,984

SHORT-TERM INVESTMENTS — 5.3%
UNITED STATES — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	81	81
State Street Navigator Securities Lending Prime Portfolio (h) (i)	264,905	264,905

		264,986

TOTAL SHORT-TERM INVESTMENTS (Cost $264,986)		264,986

TOTAL INVESTMENTS — 105.2% (Cost $7,667,875)		5,260,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(260,692)

NET ASSETS — 100.0%		$5,000,278

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $231, representing 0.0% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$646,895	$231	$—	$647,126
Austria	37,116	—	—	37,116
Belgium	64,255	—	—	64,255
Canada	684,813	—	—	684,813
Chile	9,931	—	—	9,931
China	8,254	—	—	8,254
Denmark	59,381	—	—	59,381
Finland	89,066	—	—	89,066
France	186,574	—	—	186,574
Germany	621,540	—	—	621,540
Hong Kong	3,488	—	—	3,488
India	4,286	—	—	4,286
Ireland.	157,023	—	—	157,023
Israel	20,301	—	—	20,301
Italy	18,338	—	—	18,338
Japan.	844,598	—	—	844,598
Luxembourg	48,315	—	—	48,315
Mexico	15,222	—	—	15,222
Netherlands	117,328	—	—	117,328
New Zealand	15,419	—	—	15,419
Norway	49,708	—	—	49,708
Peru	3,403	—	—	3,403
Portugal.	466	—	—	466
South Africa.	28,789	—	—	28,789
South Korea	252,559	—	—	252,559
Spain.	9,389	—	—	9,389
Sweden	42,194	—	—	42,194
Switzerland	503,788	—	—	503,788
United Kingdom.	430,026	—	—	430,026
United States	23,288	—	—	23,288
Short-Term Investments	264,986	—	—	264,986

TOTAL INVESTMENTS	$5,260,739	$231	$—	$5,260,970

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	22,679	$22,679	310,874	333,472	81	$81	$42	$—
State Street Navigator Securities Lending Prime Portfolio	620,519	620,519	3,179,172	3,534,786	264,905	264,905	2,923	—

TOTAL		$643,198				$264,986	$2,965	$—

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.1%
Aconex, Ltd. (a) (b)	1,864	$9,472
Altium, Ltd. (a)	1,091	7,689
carsales.com, Ltd.	2,600	23,776
Computershare, Ltd.	5,577	44,044
IRESS, Ltd.	2,817	25,438
Link Administration Holdings, Ltd.	1,400	8,849

		119,268

AUSTRIA — 0.2%
ams AG	609	19,789

BELGIUM — 0.2%
Barco NV	258	20,252

CANADA — 3.7%
Avigilon Corp. (a) (b)	235	1,554
BlackBerry, Ltd. (b)	4,686	37,295
Canadian Solar, Inc. (a) (b)	292	4,012
Celestica, Inc. (b)	1,543	16,660
CGI Group, Inc. Class A (b)	2,587	123,007
Constellation Software, Inc.	173	77,851
DH Corp. (a)	1,206	26,024
Kinaxis, Inc. (b)	197	10,018
Open Text Corp.	1,082	69,963
Sandvine Corp.	1,627	3,615
Shopify, Inc. Class A (b)	363	15,547

		385,546

CHINA — 0.0% (c)
New Sports Group, Ltd. (b)	120,000	1,888
Technovator International, Ltd.	6,000	2,429

		4,317

DENMARK — 0.3%
SimCorp.A/S	609	35,386

FINLAND — 2.9%
Nokia Oyj (d)	29,834	173,002
Nokia Oyj (d)	15,858	91,761
Tieto Oyj	1,135	35,842

		300,605

FRANCE — 4.3%
Altran Technologies SA (b)	550	8,134
Atos SE	682	73,516
Cap Gemini SA	1,462	143,236
Criteo SA ADR (b)	488	17,134
Dassault Systemes	1,137	98,681
Ingenico Group SA	492	43,000
Neopost SA	438	11,828
Sopra Steria Group	134	15,729
Ubisoft Entertainment SA (b)	971	36,665

		447,923

GERMANY — 10.0%
ADVA Optical Networking SE (b)	1,036	10,432
AIXTRON SE (b)	1,323	8,040
Infineon Technologies AG	10,087	180,012
Rocket Internet SE (a) (b) (e)	432	9,287
SAP SE	7,713	701,404
Scout24 AG (b) (e)	184	6,203
SMA Solar Technology AG (a)	171	5,456

Software AG	590	25,007
United Internet AG	1,219	53,954
Wirecard AG	945	49,117

		1,048,912

HONG KONG — 0.7%
ASM Pacific Technology, Ltd.	3,449	28,416
China Goldjoy Group, Ltd.	36,000	4,131
China Innovationpay Group, Ltd. (b)	72,000	5,663
Landing International Development, Ltd. (b)	116,651	3,023
PAX Global Technology, Ltd. (a)	9,000	6,614
Peace Map Holding, Ltd. (b)	100,000	2,011
Truly International Holdings, Ltd.	14,000	5,686
VTech Holdings, Ltd.	1,971	22,478

		78,022

IRELAND — 0.1%
Datalex PLC	1,797	7,270

ISLE OF MAN — 0.2%
Paysafe Group PLC (b)	3,373	19,546

ISRAEL — 1.8%
Check Point Software Technologies, Ltd. (a) (b)	1,140	88,475
CyberArk Software, Ltd. (b)	159	7,882
Ituran Location and Control, Ltd.	540	14,288
Mellanox Technologies, Ltd. (b)	352	15,224
Nice-Systems, Ltd.	695	46,474
Tower Semiconductor, Ltd. (b)	712	10,638
Wix.com, Ltd. (b)	251	10,901

		193,882

ITALY — 0.1%
Reply SpA	91	11,965

JAPAN — 31.1%
Advantest Corp. (a)	2,078	27,908
Alps Electric Co., Ltd. (a)	1,747	41,404
Anritsu Corp. (a)	1,500	8,532
Azbil Corp. (a)	886	26,598
Brother Industries, Ltd. (a)	2,348	40,832
Canon, Inc.	8,819	254,603
Citizen Holdings Co., Ltd. (a)	3,555	18,466
COLOPL, Inc. (a)	600	9,273
COOKPAD, Inc. (a)	300	2,856
DeNA Co., Ltd.	900	32,484
Dip Corp. (a)	300	9,243
Disco Corp.	200	23,483
FUJIFILM Holdings Corp.	3,725	136,765
Fujitsu, Ltd.	16,688	88,989
GMO internet, Inc. (a)	700	9,318
GMO Payment Gateway, Inc. (a)	200	10,389
GungHo Online Entertainment, Inc. (a)	3,300	8,049
Gurunavi, Inc.	300	8,197
Hamamatsu Photonics KK (a)	1,500	45,697
Hirose Electric Co., Ltd.	300	39,105
Hitachi High-Technologies Corp.	777	30,807
Hitachi Kokusai Electric, Inc.	400	7,319
Hitachi, Ltd.	38,325	177,347
Horiba, Ltd.	586	28,616
Ibiden Co., Ltd. (a)	1,670	22,230
Infomart Corp. (a)	800	9,235

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Istyle, Inc.	1,000	$8,088
IT Holdings Corp.	1,079	27,799
Japan Digital Laboratory Co., Ltd. (a)	1,283	18,700
Japan Display, Inc. (b)	2,950	4,574
Kakaku.com, Inc.	1,500	27,003
Keyence Corp.	392	284,366
Konami Holdings Corp. (a)	985	37,886
Konica Minolta, Inc.	4,706	39,501
Kyocera Corp. (a)	2,983	142,073
LINE Corp. (b)	200	9,599
Mitsumi Electric Co., Ltd. (a) (b)	1,479	8,237
Mixi, Inc. (a)	500	17,948
Murata Manufacturing Co., Ltd.	1,669	214,754
NEC Corp.	22,578	57,747
Nexon Co., Ltd.	1,500	23,330
Nintendo Co., Ltd.	883	231,987
Nippon Electric Glass Co., Ltd.	3,933	20,196
Nomura Research Institute, Ltd.	1,300	44,546
NTT Data Corp.	1,392	69,143
Obic Co., Ltd.	890	47,020
Oki Electric Industry Co., Ltd.	878	11,717
Omron Corp.	1,861	66,251
Otsuka Corp.	700	33,007
Renesas Electronics Corp. (b)	2,600	15,765
Ricoh Co., Ltd. (a)	5,801	52,130
Rohm Co., Ltd.	880	45,884
SCREEN Holdings Co., Ltd.	387	24,752
SCSK Corp.	600	24,145
Seiko Epson Corp.	2,700	51,512
Shimadzu Corp.	2,000	30,237
SMS Co., Ltd. (a)	400	10,606
Square Enix Holdings Co., Ltd.	700	23,987
Sumco Corp.	1,578	12,794
Taiyo Yuden Co., Ltd. (a)	1,484	14,479
TDK Corp. (a)	1,078	71,324
Tokyo Electron, Ltd. (a)	1,470	128,862
Topcon Corp. (a)	1,000	14,111
Trend Micro, Inc. (a)	981	34,003
Ulvac, Inc.	500	14,788
Wacom Co., Ltd. (a)	1,900	5,723
Yahoo! Japan Corp. (a)	11,919	47,316
Yaskawa Electric Corp.	2,812	41,598
Yokogawa Electric Corp. (a)	2,635	34,738

		3,261,971

NETHERLANDS — 7.3%
ASM International NV.	751	30,729
ASML Holding NV.	3,570	391,929
Cimpress NV (b)	396	40,067
Gemalto NV	804	51,574
InterXion Holding NV (b)	403	14,597
NXP Semiconductors NV (b)	2,292	233,807

		762,703

NEW ZEALAND — 0.1%
Xero, Ltd. (b)	896	12,608

NORWAY — 0.1%
Nordic Semiconductor ASA (a) (b)	1,277	6,231
Opera Software ASA (b)	1,244	8,639

		14,870

SINGAPORE — 0.4%
IGG, Inc.	8,000	5,312
Venture Corp., Ltd.	4,925	32,582

		37,894

SOUTH KOREA — 21.2%
Actoz Soft Co., Ltd. (b)	82	1,329
Advanced Process Systems Corp. (b)	430	9,565
AfreecaTV Co., Ltd.	193	4,880
Ahnlab, Inc.	130	7,354
Bluecom Co., Ltd.	233	2,867
Com2uSCorp. (b)	126	11,440
Daou Technology, Inc.	283	5,576
Dongbu HiTek Co., Ltd. (b)	308	4,978
Dongwon Systems Corp.	126	6,796
DuzonBizon Co., Ltd.	317	6,246
Eo Technics Co., Ltd.	82	4,825
G-SMATT GLOBAL Co., Ltd. (b)	303	7,593
G-treeBNT Co., Ltd. (b)	423	6,798
Gamevil, Inc. (b)	122	6,912
GemVax & Kael Co., Ltd. (b)	520	8,168
Kakao Corp.	268	19,905
KH Vatec Co., Ltd.	236	2,646
LG Display Co., Ltd. ADR	4,140	52,661
LG Innotek Co., Ltd.	177	12,584
Lumens Co., Ltd. (b)	1,860	7,127
NAVER Corp.	248	198,832
NCSoft Corp.	150	40,246
Neowiz Games Corp. (b)	536	5,840
Nexon GT Co., Ltd. (b)	245	1,764
NHN Entertainment Corp. (b)	239	12,955
NHN KCP Corp.	233	3,988
Partron Co., Ltd.	745	6,129
Sam Young Electronics Co., Ltd.	1,275	13,603
Samsung Electro-Mechanics Co., Ltd.	528	23,443
Samsung Electronics Co., Ltd. GDR	1,973	1,425,492
Samsung SDI Co., Ltd.	451	39,312
Samsung SDS Co., Ltd.	304	42,508
Seoul Semiconductor Co., Ltd.	797	10,602
SK Hynix, Inc.	4,666	170,312
SundayToz Corp. (b)	75	2,380
Texcell-NetCom Co., Ltd. (b)	742	4,770
Tovis Co., Ltd.	781	6,701
UniTest, Inc.	449	5,259
Viatron Technologies, Inc.	345	8,755
Webzen, Inc. (b)	193	2,997
WeMade Entertainment Co., Ltd. (b)	98	1,731
Wonik Holdings Co., Ltd. (b)	1,406	9,345

		2,227,214

SPAIN — 1.8%
Amadeus IT Group SA Class A	3,476	173,714
Indra Sistemas SA (a) (b)	1,393	18,684

		192,398

SWEDEN — 3.3%
Fingerprint Cards AB Class B (a) (b)	2,614	30,664
Hexagon AB Class B	2,361	103,232
Mycronic AB.	497	6,207
NetEnt AB (b)	1,734	15,888
Starbreeze AB (b)	2,991	8,099

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Telefonaktiebolaget LM Ericsson Class B	24,505	$177,193

		341,283

SWITZERLAND — 1.4%
Logitech International SA	1,811	40,726
Myriad Group AG (a) (b)	2,333	6,787
STMicroelectronics NV.	6,473	52,739
Temenos Group AG (b)	723	45,644

		145,896

UNITED KINGDOM — 5.5%
Atlassian Corp. PLC Class A (b)	298	8,931
Auto Trader Group PLC (e)	6,989	36,814
AVEVA Group PLC	891	23,102
Dialog Semiconductor PLC (b)	796	30,696
Electrocomponents PLC	5,123	22,593
FDM Group Holdings PLC	722	5,740
Fidessa Group PLC	396	12,361
Halma PLC	2,736	37,282
Imagination Technologies Group PLC (a) (b)	2,585	8,286
Just Eat PLC (b)	3,777	26,298
Kainos Group PLC	1,047	2,360
Micro Focus International PLC	1,575	44,970
Moneysupermarket.com Group PLC	3,792	14,782
NCC Group PLC (a)	2,983	13,586
Playtech PLC.	1,501	17,743
Rightmove PLC	779	42,723
Sage Group PLC	11,532	110,553
Sophos Group PLC (e)	1,156	4,006
Spectris PLC	1,504	38,449
Spirent Communications PLC	9,001	9,588
Worldpay Group PLC (e)	11,216	43,155
Xaar PLC	1,227	7,969
Zoopla Property Group PLC (e)	2,442	10,319

		572,306

UNITED STATES — 1.7%
Diebold Inc. (b)	196	4,836
Fleetmatics Group PLC (b)	315	18,894
Flex, Ltd. (b)	5,753	78,356
Globant SA (a) (b)	159	6,697
Mitel Networks Corp. (b)	980	7,213
Mobileye NV (b)	1,330	56,618
Stratasys, Ltd. (b)	315	7,588

		180,202

TOTAL COMMON STOCKS (Cost $10,013,851)		10,442,028

SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	2,021	2,021
State Street Navigator Securities Lending Prime Portfolio (g) (h)	796,074	796,074

TOTAL SHORT-TERM INVESTMENTS (Cost $798,095)		798,095

TOTAL INVESTMENTS — 107.1% (Cost $10,811,946)		11,240,123
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(747,522)

NET ASSETS — 100.0%		$10,492,601

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$119,268	$—	$—	$119,268
Austria	19,789	—	—	19,789

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Belgium	$20,252	$—	$—	$20,252
Canada	385,546	—	—	385,546
China	4,317	—	—	4,317
Denmark	35,386	—	—	35,386
Finland	300,605	—	—	300,605
France	447,923	—	—	447,923
Germany	1,048,912	—	—	1,048,912
Hong Kong	78,022	—	—	78,022
Ireland	7,270	—	—	7,270
Isle of Man	19,546	—	—	19,546
Israel	193,882	—	—	193,882
Italy.	11,965	—	—	11,965
Japan	3,261,971	—	—	3,261,971
Netherlands	762,703	—	—	762,703
New Zealand	12,608	—	—	12,608
Norway	14,870	—	—	14,870
Singapore	37,894	—	—	37,894
South Korea	2,227,214	—	—	2,227,214
Spain	192,398	—	—	192,398
Sweden	341,283	—	—	341,283
Switzerland	145,896	—	—	145,896
United Kingdom	572,306	—	—	572,306
United States	180,202	—	—	180,202
Short-Term Investments	798,095	—	—	798,095

TOTAL INVESTMENTS	$11,240,123	$—	$—	$11,240,123

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	11,633	$11,633	364,409	374,021	2,021	$2,021	$38	$—
State Street Navigator Securities Lending Prime Portfolio	1,359,852	1,359,852	10,470,984	11,034,762	796,074	796,074	14,055	—

TOTAL		$1,371,485				$798,095	$14,093	$—

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.5%
Amaysim Australia, Ltd.	7,874	$13,076
SpeedCast International, Ltd. (a)	3,728	11,126
Superloop, Ltd. (b)	3,815	8,817
Telstra Corp., Ltd.	240,546	953,523
TPG Telecom, Ltd.	17,551	115,774
Vocus Communications, Ltd. (a)	34,715	165,504

		1,267,820

AUSTRIA — 0.1%
Telekom Austria AG (b)	4,699	26,536

BELGIUM — 1.0%
Orange Belgium SA (b)	1,807	44,209
Proximus SADP	7,981	238,442

		282,651

CANADA — 7.1%
BCE, Inc. (c)	13,299	614,148
BCE, Inc. (c)	2,794	128,810
Manitoba Telecom Services, Inc. (a)	1,526	43,774
Rogers Communications, Inc. Class B	20,134	854,084
TELUS Corp.	10,931	360,723

		2,001,539

CHINA — 0.1%
APT Satellite Holdings, Ltd.	28,000	19,386

DENMARK — 0.9%
TDC A/S	45,641	268,503

FINLAND — 1.1%
Elisa Oyj	8,414	310,429

FRANCE — 6.0%
Iliad SA	1,485	311,740
Orange SA	78,977	1,236,348
SFR Group SA	5,420	159,645

		1,707,733

GERMANY — 8.2%
Deutsche Telekom AG	110,601	1,854,458
Drillisch AG (a)	2,463	119,616
Freenet AG	7,199	210,548
QSC AG.	5,234	11,717
Telefonica Deutschland Holding AG	35,116	141,318

		2,337,657

HONG KONG — 1.7%
HKBN, Ltd.	56,760	63,888
HKT Trust & HKT, Ltd.	158,208	222,749
Hutchison Telecommunications Hong Kong Holdings, Ltd.	74,000	25,093
PCCW, Ltd.	230,664	141,564
SmarTone Telecommunications Holdings, Ltd.	22,000	36,364

		489,658

ISRAEL — 1.0%
B Communications, Ltd.	440	10,308
Bezeq The Israeli Telecommunication Corp., Ltd.	114,851	216,381
Cellcom Israel, Ltd. (b)	3,475	25,932

Partner Communications Co., Ltd. (b)	6,596	30,131

		282,752

ITALY — 2.9%
Ei Towers SpA (b)	953	50,229
Infrastrutture Wireless Italiane SpA (d)	13,626	67,040
Telecom Italia SpA/Milano (b) (c)	564,159	468,527
Telecom Italia SpA/Milano (b) (c)	338,763	229,944

		815,740

JAPAN — 22.2%
Japan Communications, Inc. (b)	7,800	13,634
KDDI Corp.	61,890	1,903,791
Nippon Telegraph & Telephone Corp.	25,894	1,179,824
NTT DOCOMO, Inc.	46,258	1,170,325
Okinawa Cellular Telephone Co.	700	21,152
SoftBank Group Corp.	31,278	2,014,468
WirelessGate, Inc.	400	6,755

		6,309,949

LUXEMBOURG — 0.6%
Millicom International Cellular SA SDR	3,370	175,041

NETHERLANDS — 2.8%
Koninklijke KPN NV	240,056	797,185

NEW ZEALAND — 1.2%
Chorus, Ltd.	22,531	64,064
Spark New Zealand, Ltd.	102,863	270,035

		334,099

NORWAY — 2.3%
Telenor ASA	38,827	666,039

PORTUGAL — 0.0% (e)
Pharol SGPS SA (a)	49,139	13,253

SINGAPORE — 4.6%
M1, Ltd. (a)	20,000	35,205
Singapore Telecommunications, Ltd.	403,053	1,173,582
StarHub, Ltd.	33,306	83,787

		1,292,574

SOUTH KOREA — 2.9%
KT Corp. ADR	13,934	223,641
LG Uplus Corp.	12,052	128,580
Sejong Telecom, Inc. (b)	8,289	7,940
SK Telecom Co., Ltd. ADR	20,327	459,390

		819,551

SPAIN — 6.1%
Cellnex Telecom SA (d)	8,596	155,529
Euskaltel SA (b) (d)	5,975	59,459
Telefonica SA	150,053	1,520,195

		1,735,183

SWEDEN — 3.2%
Com Hem Holding AB	6,722	62,219
Tele2 AB Class B	17,602	152,138
Telia Co. AB	153,354	687,707

		902,064

SWITZERLAND — 2.9%
Sunrise Communications Group AG (b) (d)	1,897	132,579
Swisscom AG	1,427	679,643

		812,222

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

UNITED KINGDOM — 15.8%
BT Group PLC	300,641	$1,519,367
Inmarsat PLC	25,199	230,771
KCOM Group PLC	29,264	44,096
TalkTalk Telecom Group PLC (a)	30,600	80,294
Vodafone Group PLC	908,472	2,616,883

		4,491,411

TOTAL COMMON STOCKS (Cost $30,301,557)		28,158,975

SHORT-TERM INVESTMENTS — 0.9%
UNITED STATES — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	16,354	16,354
State Street Navigator Securities Lending Prime Portfolio (g) (h)	250,771	250,771

		267,125

TOTAL SHORT-TERM INVESTMENTS (Cost $267,125)		267,125

TOTAL INVESTMENTS — 100.1% (Cost $30,568,682)		28,426,100
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(32,239)

NET ASSETS — 100.0%		$28,393,861

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,267,820	$—	$—	$1,267,820
Austria	26,536	—	—	26,536
Belgium.	282,651	—	—	282,651
Canada	2,001,539	—	—	2,001,539
China	19,386	—	—	19,386
Denmark	268,503	—	—	268,503
Finland	310,429	—	—	310,429
France	1,707,733	—	—	1,707,733
Germany	2,337,657	—	—	2,337,657
Hong Kong	489,658	—	—	489,658
Israel	282,752	—	—	282,752
Italy.	815,740	—	—	815,740
Japan	6,309,949	—	—	6,309,949
Luxembourg.	175,041	—	—	175,041
Netherlands	797,185	—	—	797,185
New Zealand	334,099	—	—	334,099
Norway	666,039	—	—	666,039
Portugal	13,253	—	—	13,253
Singapore	1,292,574	—	—	1,292,574
South Korea	819,551	—	—	819,551
Spain	1,735,183	—	—	1,735,183

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Sweden	$902,064	$—	$—	$902,064
Switzerland	812,222	—	—	812,222
United Kingdom.	4,491,411	—	—	4,491,411
Short-Term Investments	267,125	—	—	267,125

TOTAL INVESTMENTS	$28,426,100	$—	$—	$28,426,100

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	30,521	$30,521	1,638,545	1,652,712	16,354	$16,354	$171	$—
State Street Navigator Securities Lending Prime Portfolio	1,591,584	1,591,584	35,019,219	36,360,032	250,771	250,771	25,858	—

TOTAL		$1,622,105				$267,125	$26,029	$—

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS

September 30, 2016

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 4.7%
AGL Energy, Ltd.	34,587	$504,210
APA Group.	57,231	373,142
AusNet Services (a)	86,557	108,630
DUET Group	124,750	239,617
ERM Power, Ltd.	8,748	7,766
Infigen Energy (b)	39,298	24,209
Spark Infrastructure Group	87,487	154,653

		1,412,227

AUSTRIA — 0.4%
EVN AG	1,593	18,896
Verbund AG	6,076	101,399

		120,295

BELGIUM — 0.3%
Elia System Operator SA	1,509	77,143

CANADA — 6.5%
Algonquin Power & Utilities Corp. (a)	14,087	125,944
Atco, Ltd. Class I	3,858	136,854
Boralex, Inc. Class A	2,305	32,815
Canadian Utilities, Ltd. Class A	6,163	173,600
Capital Power Corp. (a)	4,632	72,674
Emera, Inc.	10,316	371,352
Fortis, Inc. (a)	14,642	470,037
Hydro One, Ltd. (c)	8,539	168,278
Innergex Renewable Energy, Inc. (a)	5,137	57,223
Just Energy Group, Inc. (a)	5,134	25,978
Northland Power, Inc.	5,909	109,885
Superior Plus Corp. (a)	7,407	66,504
TransAlta Corp.	15,132	67,125
TransAlta Renewables, Inc. (a)	4,789	53,675
Valener, Inc. (a)	1,953	32,440

		1,964,384

CHINA — 0.7%
China Everbright Water, Ltd.	36,338	15,991
ENN Energy Holdings, Ltd.	37,000	180,087

		196,078

DENMARK — 1.5%
DONG Energy A/S (b) (c)	10,730	445,332

FINLAND — 1.2%
Fortum Oyj	22,349	361,165

FRANCE — 8.7%
Albioma SA	1,389	24,023
Direct Energie	693	26,409
Electricite de France SA (a)	15,474	188,330
Engie SA	83,091	1,287,678
Rubis SCA	2,164	198,443
Suez Environment Co	18,298	302,178
Veolia Environnement SA	26,304	605,989

		2,633,050

GERMANY — 4.0%
Capital Stage AG (a)	2,247	16,686
CHORUS Clean Energy AG (b)	1,282	13,920
E.ON SE	102,899	730,138
RWE AG (b)	24,843	428,131

RWE AG Preference Shares	2,173	27,595

		1,216,470

HONG KONG — 9.8%
Canvest Environmental Protection Group Co., Ltd.	33,000	14,977
Cheung Kong Infrastructure Holdings, Ltd.	38,300	329,374
China Ruifeng Renewable Energy Holdings, Ltd. (b)	70,171	8,324
China Water Industry Group, Ltd. (a) (b)	77,045	13,113
CLP Holdings, Ltd.	102,000	1,054,068
HK Electric Investments & HK Electric Investments, Ltd. (a) (c)	117,671	115,305
Hong Kong & China Gas Co., Ltd.	379,329	716,015
Kong Sun Holdings, Ltd. (b) (d)	193,787	9,744
Power Assets Holdings, Ltd.	66,500	648,199
Towngas China Co., Ltd. (a) (b)	51,000	29,261
United Photovoltaics Group, Ltd. (a) (b)	192,000	18,071

		2,956,451

ITALY — 10.5%
A2A SpA	80,134	113,199
ACEA SpA.	2,397	30,143
Ascopiave SpA	4,427	13,383
Enel SpA	396,953	1,770,108
ERG SpA (a)	2,554	29,305
Falck Renewables SpA	7,648	6,755
Hera SpA	30,327	81,727
Iren SpA	29,953	51,569
Snam SpA	124,189	688,886
Terna Rete Elettrica Nazionale SpA	71,929	370,866

		3,155,941

JAPAN — 12.3%
Chubu Electric Power Co., Inc. (a)	36,988	535,470
Chugoku Electric Power Co., Inc. (a)	16,887	211,286
Electric Power Development Co., Ltd. (a)	9,000	214,902
eRex Co., Ltd.	600	17,775
Hiroshima Gas Co., Ltd.	2,500	8,295
Hokkaido Electric Power Co., Inc.	10,400	88,323
Hokkaido Gas Co., Ltd.	4,000	10,942
Hokuriku Electric Power Co. (a)	10,194	123,518
K&O Energy Group, Inc.	797	11,404
Kansai Electric Power Co., Inc. (b)	41,498	375,045
Kyushu Electric Power Co., Inc.	24,192	225,998
Okinawa Electric Power Co., Inc.	2,000	44,951
Osaka Gas Co., Ltd. (a)	106,958	445,830
Saibu Gas Co., Ltd. (a)	18,000	44,260
Shikoku Electric Power Co., Inc. (a) (b)	10,600	104,153
Shizuoka Gas Co., Ltd.	3,400	26,692
Toho Gas Co., Ltd. (a)	26,000	242,117
Tohoku Electric Power Co., Inc. (a)	25,772	334,668
Tokyo Electric Power Co. Holdings, Inc. (b)	42,099	180,843
Tokyo Gas Co., Ltd.	103,958	459,503
West Holdings Corp.	1,000	7,051

		3,713,026

NEW ZEALAND — 1.6%
Contact Energy, Ltd.	37,085	135,920
Genesis Energy, Ltd.	25,412	38,622

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

Security Description	Shares	Value

Infratil, Ltd.	30,003	$70,691
Mercury NZ, Ltd.	34,366	76,097
Meridian Energy, Ltd.	61,659	116,580
TrustPower, Ltd.	3,635	20,354
Vector, Ltd.	13,180	31,629

		489,893

NORWAY — 0.0% (e)
Scatec Solar ASA (a) (c)	2,934	11,380

PORTUGAL — 1.8%
EDP — Energias de Portugal SA	148,436	498,602
REN — Redes Energeticas Nacionais SGPS SA (a)	10,394	30,405

		529,007

SINGAPORE — 0.2%
Hyflux, Ltd. (a)	23,200	8,083
Kenon Holdings, Ltd. (b)	817	9,363
Keppel Infrastructure Trust	138,238	51,201

		68,647

SOUTH KOREA — 2.5%
E1 Corp.	187	10,714
Eco Energy Holdings Co., Ltd. (b)	369	5,428
Korea District Heating Corp.	122	7,278
Korea Electric Power Corp. ADR	26,397	643,559
Korea Gas Corp.	1,467	58,874
KyungDong City Gas Co., Ltd.	86	5,934
Samchully Co., Ltd.	163	14,874

		746,661

SPAIN — 13.0%
Acciona SA	1,346	101,755
Atlantica Yield PLC	2,942	55,927
EDP Renovaveis SA	10,686	85,816
Enagas SA	11,645	350,395
Endesa SA	16,308	349,678
Gas Natural SDG SA	18,501	380,379
Iberdrola SA	307,555	2,091,755
Red Electrica Corp. SA	22,242	480,040
Saeta Yield SA	3,237	32,194

		3,927,939

SWITZERLAND — 0.2%
Alpiq Holding AG (b)	236	21,911
BKW AG (a)	625	30,012

		51,923

UNITED KINGDOM — 19.8%
Centrica PLC	281,756	835,214
Drax Group PLC	21,020	83,389
National Grid PLC	201,647	2,860,379
Pennon Group PLC	21,111	244,615
Severn Trent PLC.	12,239	398,256
SSE PLC	51,830	1,055,690
Telecom Plus PLC	3,292	47,296
United Utilities Group PLC	35,035	456,470

		5,981,309

UNITED STATES — 0.1%
Atlantic Power Corp. (a)	6,504	16,035

TOTAL COMMON STOCKS (Cost $36,066,024)		30,074,356

SHORT-TERM INVESTMENTS — 8.5%
UNITED STATES — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	2,316	2,316
State Street Navigator Securities Lending Prime Portfolio (g) (h)	2,565,714	2,565,714

		2,568,030

TOTAL SHORT-TERM INVESTMENTS (Cost $2,568,030)		2,568,030

TOTAL INVESTMENTS — 108.3% (Cost $38,634,054)		32,642,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(2,502,099)

NET ASSETS — 100.0%		$30,140,287

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $9,744 representing 0.0% of net assets.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the year ended September 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,412,227	$—	$—	$1,412,227
Austria	120,295	—	—	120,295
Belgium.	77,143	—	—	77,143
Canada	1,964,384	—	—	1,964,384
China	196,078	—	—	196,078
Denmark	445,332	—	—	445,332
Finland	361,165	—	—	361,165
France	2,633,050	—	—	2,633,050
Germany	1,216,470	—	—	1,216,470
Hong Kong	2,946,707	9,744	—	2,956,451
Italy.	3,155,941	—	—	3,155,941
Japan	3,713,026	—	—	3,713,026
New Zealand	489,893	—	—	489,893
Norway	11,380	—	—	11,380
Portugal	529,007	—	—	529,007
Singapore	68,647	—	—	68,647
South Korea	746,661	—	—	746,661
Spain	3,927,939	—	—	3,927,939
Switzerland	51,923	—	—	51,923
United Kingdom.	5,981,309	—	—	5,981,309
United States	16,035	—	—	16,035
Short-Term Investments	2,568,030	—	—	2,568,030

TOTAL INVESTMENTS	$32,632,642	$9,744	$—	$32,642,386

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	1,878,935	1,876,619	2,316	$2,316	$151	$—
State Street Navigator Securities Lending Prime Portfolio	2,439,082	2,439,082	24,474,926	24,348,294	2,565,714	2,565,714	22,519	—

TOTAL		$2,439,082				$2,568,030	$22,670	$—

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2016

	SPDR STOXX Europe 50 ETF	SPDR EURO STOXX 50 ETF	SPDR EURO STOXX Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$185,135,053	$2,538,578,792	$11,839,087
Investments in affiliated issuers, at value (Notes 2 and 4)	1,470,399	23,572,634	906

Total Investments	186,605,452	2,562,151,426	11,839,993
Foreign currency, at value	535,853	1,146,722	3,721
Cash at broker	—	—	—
Receivable from broker — variation margin on open futures contracts	—	—	—
Receivable for investments sold	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	200,870	1,642,365	7,158
Dividends receivable — affiliated issuers (Notes 2 and 4)	81	1,202	—
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	3,291	69,839	—
Receivable from Adviser (Note 4)	—	—	—
Receivable for foreign taxes recoverable	929,847	3,484,911	18,204

TOTAL ASSETS	188,275,394	2,568,496,465	11,869,076

LIABILITIES
Payable upon return of securities loaned	1,459,114	23,347,306	—
Payable for investments purchased	459,618	4,433,827	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 4)	136,492	1,994,904	15,073
Trustees’ fees and expenses payable (Note 5)	485	4,977	46

TOTAL LIABILITIES	2,055,709	29,781,014	15,119

NET ASSETS	$186,219,685	$2,538,715,451	$11,853,957

NET ASSETS CONSIST OF:
Paid-in Capital	$268,902,451	$3,368,271,372	$15,181,777
Undistributed (distribution in excess of) net investment income (loss)	230,837	—	44,076
Accumulated net realized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts and futures contracts	(45,288,917)	(347,618,236)	(3,016,071)
Net unrealized appreciation (depreciation) on:
Investments**	(37,599,772)	(481,901,590)	(355,231)
Foreign currency translations	(24,914)	(36,095)	(594)
Futures contracts	—	—	—

NET ASSETS	$186,219,685	$2,538,715,451	$11,853,957

NET ASSET VALUE PER SHARE
Net asset value per share	$30.28	$32.76	$47.42

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,150,370	77,500,967	250,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$222,734,825	$3,020,480,382	$12,194,318
Investments in affiliated issuers	1,470,399	23,572,634	906

Total cost of investments	$224,205,224	$3,044,053,016	$12,195,224

Foreign currency, at cost	$536,187	$1,140,599	$4,072

* Includes investments in securities on loan, at value	$1,393,780	$22,019,783	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF	SPDR S&P International Dividend Currency Hedged ETF	SPDR MSCI International Real Estate Currency Hedged ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Russia ETF	SPDR S&P China ETF	SPDR MSCI China A Shares IMI ETF

$—	$—	$2,111,477	$331,939,804	$26,718,286	$809,556,180	$2,144,374
14,653,388	2,039,965	2,466	8,054,982	135,882	34,427,502	338

14,653,388	2,039,965	2,113,943	339,994,786	26,854,168	843,983,682	2,144,712
19,298	—	3,356	3,268,732	1,264	1,282,307	6,093
11,249	—	—	—	—	—	—
24,229	—	—	—	—	—	—
105,958	25,769	21,126	—	119,900	407,633	—
7,166	26,070	13,956	—	—	—	—
—	—	7,812	595,219	22,482	1,248,651	—
24	—	2	238	45	638	1
—	—	—	18,046	—	95,689	—
9,472	18,047	—	—	—	—	—
—	—	1,537	—	—	—	—

14,830,784	2,109,851	2,161,732	343,877,021	26,997,859	847,018,600	2,150,806

—	—	—	7,123,753	—	32,855,648	—
—	—	—	46,454	201,152	931,246	—
103,868	50,646	39,283	—	—	—	—
—	—	—	437,998	—	—	—
10,454	4,470	4,841	409,495	38,087	1,106,902	3,550
15	6	6	912	34	1,775	63

114,337	55,122	44,130	8,018,612	239,273	34,895,571	3,613

$14,716,447	$2,054,729	$2,117,602	$335,858,409	$26,758,586	$812,123,029	$2,147,193

$16,072,665	$2,006,980	$1,944,012	$392,899,179	$43,993,823	$966,352,451	$2,503,607
—	(89)	114,847	4,012,484	414,493	10,188,330	(580)
(397,841)	(7,281)	(69,236)	(62,049,954)	(7,357,094)	(131,711,243)	(35,028)

(861,416)	79,695	153,284	982,805	(10,292,636)	(32,706,521)	(320,809)
(96,703)	(24,576)	(25,305)	13,895	—	12	3
(258)	—	—	—	—	—	—

$14,716,447	$2,054,729	$2,117,602	$335,858,409	$26,758,586	$812,123,029	$2,147,193

$32.70	$41.09	$42.35	$81.92	$17.84	$78.85	$21.47

450,000	50,000	50,000	4,100,000	1,500,000	10,300,000	100,000

$—	$—	$1,958,193	$330,519,001	$37,010,922	$842,262,701	$2,465,183
15,514,804	1,960,270	2,466	8,054,982	135,882	34,427,502	338

$15,514,804	$1,960,270	$1,960,659	$338,573,983	$37,146,804	$876,690,203	$2,465,521

$19,111	$—	$3,359	$3,257,180	$1,264	$1,282,309	$6,090

$—	$—	$—	$20,591,889	$—	$75,143,601	$—

$—	$—	$—	$437,998	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

September 30, 2016

	SPDR S&P Emerging Markets ETF	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Europe ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$231,790,247	$298,189,926	$33,911,921
Investments in affiliated issuers, at value (Notes 2 and 4)	5,401,226	5,745,122	80,360

Total Investments	237,191,473	303,935,048	33,992,281
Foreign currency, at value	1,324,627	912,110	47,973
Cash at broker	17,160	—	—
Cash	—	—	115
Receivable from broker — variation margin on open futures contracts	7,816	—	—
Receivable for investments sold	47,520	—	—
Dividends receivable — unaffiliated issuers (Note 2)	340,651	979,140	69,427
Dividends receivable — affiliated issuers (Notes 2 and 4)	388	686	6
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	7,584	11,600	198
Receivable from Adviser (Note 4)	289	—	—
Receivable for foreign taxes recoverable	404	16,250	2,243

TOTAL ASSETS	238,937,912	305,854,834	34,112,243

LIABILITIES
Payable upon return of securities loaned	3,656,112	5,451,073	79,890
Payable for investments purchased	20,096	—	—
Deferred foreign taxes payable	171,911	1,464	—
Advisory fee payable (Note 4)	306,012	359,589	43,443
Trustees’ fees and expenses payable (Note 5)	289	474	58
Accrued expenses and other liabilities	—	—	7

TOTAL LIABILITIES	4,154,420	5,812,600	123,398

NET ASSETS	$234,783,492	$300,042,234	$33,988,845

NET ASSETS CONSIST OF:
Paid-in Capital	$286,391,583	$565,339,557	$112,620,706
Undistributed (distribution in excess of) net investment income (loss)	1,781,014	(81,214)	561,588
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(26,840,714)	(265,689,997)	(49,478,184)
Net unrealized appreciation (depreciation) on:
Investments**	(26,544,832)	475,780	(29,715,312)
Foreign currency translations	87	(1,892)	47
Futures contracts	(3,646)	—	—

NET ASSETS	$234,783,492	$300,042,234	$33,988,845

NET ASSET VALUE PER SHARE
Net asset value per share	$60.20	$27.40	$26.15

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,900,000	10,950,000	1,300,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$258,163,168	$297,712,682	$63,627,233
Investments in affiliated issuers	5,401,226	5,745,122	80,360

Total cost of investments	$263,564,394	$303,457,804	$63,707,593

Foreign currency, at cost	$1,327,039	$915,154	$47,905

* Includes investments in securities on loan, at value	$6,900,781	$5,452,596	$79,739

** Includes deferred foreign taxes	$171,911	$1,464	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF	SPDR S&P Emerging Middle East & Africa ETF	SPDR S&P World ex-US ETF	SPDR S&P International Small Cap ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P Global Natural Resources ETF

$27,255,207	$30,020,205	$629,837,006	$692,276,458	$4,519,314,683	$85,686,622	$718,591,892
1,198,172	898,737	27,825,849	80,236,219	115,513,922	5,154,555	21,743,590

28,453,379	30,918,942	657,662,855	772,512,677	4,634,828,605	90,841,177	740,335,482
11,028	34,401	2,395,676	4,142,586	4,303,713	104,536	1,032,982
—	—	—	—	—	—	—
—	—	713	—	—	—	—
—	—	—	—	—	—	—
—	—	—	537,753	419,170	5,806,679	—
36,538	30,631	1,714,277	2,538,008	14,387,588	172,050	1,153,133
20	27	88	570	4,468	55	738
679	1,633	31,511	157,521	45,648	5,122	11,311
—	—	—	—	—	—	—
—	—	1,152,257	445,424	1,691,444	44,080	600,589

28,501,644	30,985,634	662,957,377	780,334,539	4,655,680,636	96,973,699	743,134,235

1,152,332	846,193	27,460,160	77,010,646	113,855,927	4,958,497	19,577,508
—	—	127,003	312,621	5,751,843	6,082,159	—
—	—	—	—	910,178	—	—
35,195	37,032	536,141	698,108	6,920,056	82,769	722,988
39	56	1,521	1,042	7,430	98	862
—	—	—	—	—	—	—

1,187,566	883,281	28,124,825	78,022,417	127,445,434	11,123,523	20,301,358

$27,314,078	$30,102,353	$634,832,552	$702,312,122	$4,528,235,202	$85,850,176	$722,832,877

$70,493,632	$63,722,667	$677,735,596	$758,001,328	$4,923,218,459	$107,182,659	$956,324,310
46,891	242,081	5,988,823	10,334,470	(45,167,352)	837,172	4,489,524
(23,626,243)	(26,057,583)	(6,399,348)	8,250,075	(676,220,692)	(22,080,879)	(175,238,552)

(19,601,733)	(7,804,214)	(42,470,207)	(74,264,282)	326,549,128	(84,787)	(62,722,787)
1,531	(598)	(22,312)	(9,469)	(144,341)	(3,989)	(19,618)
—	—	—	—	—	—	—

$27,314,078	$30,102,353	$634,832,552	$702,312,122	$4,528,235,202	$85,850,176	$722,832,877

$45.52	$60.20	$26.45	$31.21	$41.61	$47.69	$39.07

600,000	500,000	24,000,000	22,500,000	108,835,379	1,800,000	18,500,000

$46,856,940	$37,824,419	$672,307,213	$766,540,740	$4,191,855,377	$85,771,409	$781,314,679
1,198,172	898,737	27,825,849	80,236,219	115,513,922	5,154,555	21,743,590

$48,055,112	$38,723,156	$700,133,062	$846,776,959	$4,307,369,299	$90,925,964	$803,058,269

$11,043	$34,797	$2,381,662	$4,138,209	$4,310,232	$104,931	$1,032,094

$1,109,252	$1,408,308	$32,975,769	$82,042,603	$111,485,669	$10,037,552	$27,305,541

$—	$—	$—	$—	$910,178	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

September 30, 2016

	SPDR S&P North American Natural Resources ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI ACWI IMI ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$825,786,554	$840,002,061	$64,288,463
Investments in affiliated issuers, at value (Notes 2 and 4)	2,657,077	23,946,081	2,482,041

Total Investments	828,443,631	863,948,142	66,770,504
Foreign currency, at value	869,554	4,140,639	145,141
Cash	1,344	—	21
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	513,121	2,227,114	126,433
Dividends receivable — affiliated issuers (Notes 2 and 4)	1,171	174	457
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	—	24,271	1,524
Receivable from Adviser (Note 4)	—	85,683	—
Receivable for foreign taxes recoverable	—	1,050,471	17,571

TOTAL ASSETS	829,828,821	871,476,494	67,061,651

LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	—	23,136,429	2,141,243
Payable for investments purchased	—	205,921	—
Deferred foreign taxes payable	—	148,396	224
Advisory fee payable (Note 4)	735,271	685,626	37,493
Trustees’ fees and expenses payable (Note 5)	1,107	1,166	61

TOTAL LIABILITIES	736,378	24,177,538	2,179,021

NET ASSETS	$829,092,443	$847,298,956	$64,882,630

NET ASSETS CONSIST OF:
Paid-in Capital	$608,734,092	$1,035,382,801	$64,583,595
Undistributed (distribution in excess of) net investment income (loss)	3,747,048	6,930,019	656,113
Accumulated net realized gain (loss) on investments and foreign currency transactions	27,637,635	(101,123,892)	(127,458)
Net unrealized appreciation (depreciation) on:
Investments**	188,987,535	(93,863,259)	(229,078)
Foreign currency translations	(13,867)	(26,713)	(542)

NET ASSETS	$829,092,443	$847,298,956	$64,882,630

NET ASSET VALUE PER SHARE
Net asset value per share	$34.05	$32.34	$64.88

Shares outstanding (unlimited amount authorized, $0.01 par value)	24,350,000	26,200,000	1,000,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$636,799,019	$933,716,924	$64,518,438
Investments in affiliated issuers	2,657,077	23,946,081	2,480,920

Total cost of investments	$639,456,096	$957,663,005	$66,999,358

Foreign currency, at cost	$883,963	$4,140,463	$145,151

* Includes investments in securities on loan, at value	$—	$35,973,598	$3,588,358

** Includes deferred foreign taxes	$—	$148,396	$224

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR MSCI Australia StrategicFactors ETF	SPDR MSCI Canada StrategicFactors ETF	SPDR MSCI Germany StrategicFactors ETF

$95,824,823	$8,261,513	$115,292,049	$6,300,730	$9,915,533	$18,343,490	$12,947,089
331,404	7,487	—	31,351	—	9,298	353

96,156,227	8,269,000	115,292,049	6,332,081	9,915,533	18,352,788	12,947,442
313,321	52,030	4,201,990	34,382	49,717	50,095	42,327
63	—	—	3	—	162	—
32,600	—	—	—	—	—	—
—	—	18,942,293	—	—	—	—
175,066	22,150	187,127	10,990	43,711	40,827	—
538	3	7	21	—	3	—
—	—	—	—	—	—	—
24,576	—	—	—	—	—	—
67,377	7,758	515	2,496	—	—	50,602

96,769,768	8,350,941	138,623,981	6,379,973	10,008,961	18,443,875	13,040,371

—	—	3,823,187	—	3,339	—	—
—	—	—	—	—	—	—
—	30,363	18,094,058	85	35,733	—	—
14,239	—	92,892	—	—	—	—
71,925	5,675	74,477	4,787	7,399	13,657	9,601
130	8	136	9	13	20	16

86,294	36,046	22,084,750	4,881	46,484	13,677	9,617

$96,683,474	$8,314,895	$116,539,231	$6,375,092	$9,962,477	$18,430,198	$13,030,754

$95,123,250	$8,708,203	$117,857,074	$6,000,000	$9,900,916	$17,217,347	$13,840,525
561,059	62,373	1,176,573	36,260	143,123	83,628	(1,413)
(783,777)	(213,939)	(5,979,949)	(9,061)	(284,257)	(262,483)	(569,701)

1,781,812	(241,760)	3,487,646	348,026	202,350	1,392,243	(238,562)
1,130	18	(2,113)	(133)	345	(537)	(95)

$96,683,474	$8,314,895	$116,539,231	$6,375,092	$9,962,477	$18,430,198	$13,030,754

$74.37	$55.43	$53.58	$63.75	$49.81	$52.66	$52.12

1,300,000	150,000	2,175,000	100,000	200,000	350,000	250,000

$94,019,741	$8,503,273	$111,711,511	$5,952,823	$9,713,183	$16,951,247	$13,185,651
340,435	7,487	—	31,232	—	9,298	353

$94,360,176	$8,510,760	$111,711,511	$5,984,055	$9,713,183	$16,960,545	$13,186,004

$312,721	$51,914	$4,200,250	$34,489	$49,719	$50,647	$42,327

$—	$—	$—	$—	$—	$—	$—

$14,239	$—	$92,892	$—	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

September 30, 2016

	SPDR MSCI Japan StrategicFactors ETF	SPDR MSCI Mexico StrategicFactors ETF	SPDR MSCI South Korea StrategicFactors ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$13,385,478	$2,148,997	$2,792,411
Investments in affiliated issuers, at value (Notes 2 and 4)	754	3,989	802

Total Investments	13,386,232	2,152,986	2,793,213
Foreign currency, at value	1,489	109	1,773
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Foreign currency contracts sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	97,722	—	—
Dividends receivable — affiliated issuers (Notes 2 and 4)	—	1	—
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	—	—	—
Receivable for foreign taxes recoverable	11,274	—	—

TOTAL ASSETS	13,496,717	2,153,096	2,794,986

LIABILITIES
Due to custodian (Note 4)	—	—	—
Payable upon return of securities loaned	—	—	—
Payable for investments purchased	—	—	—
Foreign currency contracts purchased	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 4)	9,934	2,246	2,713
Trustees’ fees and expenses payable (Note 5)	16	3	4

TOTAL LIABILITIES	9,950	2,249	2,717

NET ASSETS	$13,486,767	$2,150,847	$2,792,269

NET ASSETS CONSIST OF:
Paid-in Capital	$13,109,619	$2,999,539	$2,997,430
Undistributed (distribution in excess of) net investment income (loss)	43,397	3,477	2,017
Accumulated net realized gain (loss) on investments and foreign currency transactions	(86,600)	(33,063)	(106,652)
Net unrealized appreciation (depreciation) on:
Investments**	420,169	(819,101)	(100,551)
Foreign currency translations	182	(5)	25

NET ASSETS	$13,486,767	$2,150,847	$2,792,269

NET ASSET VALUE PER SHARE
Net asset value per share	$67.43	$21.51	$27.92

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	100,000	100,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$12,965,309	$2,968,098	$2,892,962
Investments in affiliated issuers	754	3,989	802

Total cost of investments	$12,966,063	$2,972,087	$2,893,764

Foreign currency, at cost.	$1,479	$114	$1,748

* Includes investments in securities on loan, at value	$—	$—	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR MSCI Spain StrategicFactors ETF	SPDR MSCI Taiwan StrategicFactors ETF	SPDR MSCI United Kingdom StrategicFactors ETF	SPDR S&P Global Dividend ETF	SPDR S&P International Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR Dow Jones Global Real Estate ETF

$2,097,689	$5,878,869	$2,398,637	$103,978,023	$1,004,568,405	$317,582,601	$2,483,442,681
37	933	1,019	8,354,091	85,175,569	15,080,050	39,680,641

2,097,726	5,879,802	2,399,656	112,332,114	1,089,743,974	332,662,651	2,523,123,322
5,200	22,345	11,591	103,251	3,254,540	1,624,658	1,195,686
1,049	—	—	—	—	470,772	89,236
—	—	—	6,317,554	—	—	—
—	—	—	—	—	—	2,497,899
—	20,273	3,719	198,570	3,288,516	532,999	9,571,808
—	—	—	114	1,015	179	2,386
—	—	—	5,689	86,742	51,785	10,768
107	—	17	46,718	407,916	11,277	272,846

2,104,082	5,922,420	2,414,983	119,004,010	1,096,782,703	335,354,321	2,536,763,951

—	—	—	—	—	—	303,529
—	—	—	8,297,041	85,141,270	14,070,192	35,695,682
5,600	—	—	6,317,038	—	—	1,201,486
—	—	—	—	—	—	2,194,370
—	—	—	9,635	7,238	210,639	171,069
1,539	5,749	1,810	82,323	1,124,707	516,710	3,122,149
2	8	4	147	1,459	651	3,134

7,141	5,757	1,814	14,706,184	86,274,674	14,798,192	42,691,419

$2,096,941	$5,916,663	$2,413,169	$104,297,826	$1,010,508,029	$320,556,129	$2,494,072,532

$3,094,469	$6,000,000	$3,081,008	$109,617,884	$1,487,238,015	$482,279,899	$2,280,730,175
38,539	151,866	(3,238)	42,404	7,669,747	5,556,993	(26,720,149)
(129,407)	(368,186)	(193,905)	(7,583,388)	(482,407,784)	(78,603,265)	(10,841,770)

(906,667)	132,733	(470,648)	2,222,726	(1,964,625)	(88,673,212)	250,929,967
7	250	(48)	(1,800)	(27,324)	(4,286)	(25,691)

$2,096,941	$5,916,663	$2,413,169	$104,297,826	$1,010,508,029	$320,556,129	$2,494,072,532

$41.94	$59.17	$48.26	$63.21	$36.61	$42.74	$49.68

50,000	100,000	50,000	1,650,000	27,601,326	7,500,000	50,200,000

$3,004,356	$5,746,136	$2,869,285	$101,745,662	$1,006,525,792	$406,045,174	$2,232,341,645
37	933	1,019	8,354,091	85,175,569	15,080,050	39,680,641

$3,004,393	$5,747,069	$2,870,304	$110,099,753	$1,091,701,361	$421,125,224	$2,272,022,286

$5,177	$22,270	$11,602	$102,793	$3,255,806	$1,629,486	$1,197,334

$—	$—	$—	$10,827,113	$89,790,337	$18,586,294	$60,689,158

$—	$—	$—	$9,635	$7,238	$210,639	$171,069

SPDR INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued)

September 30, 2016

	SPDR S&P International Consumer Discretionary Sector ETF	SPDR S&P International Consumer Staples Sector ETF	SPDR S&P International Energy Sector ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$12,566,838	$35,158,698	$34,922,284
Investments in affiliated issuers, at value (Notes 2 and 4)	1,141,068	1,557,544	2,873,238

Total Investments	13,707,906	36,716,242	37,795,522
Foreign currency, at value	31,293	67,923	202,004
Cash	—	—	—
Receivable for investments sold	—	—	944,193
Dividends receivable — unaffiliated issuers (Note 2)	47,103	76,730	93,793
Dividends receivable — affiliated issuers (Notes 2 and 4)	11	22	39
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	417	705	3,098
Receivable for foreign taxes recoverable	12,740	145,755	3,481

TOTAL ASSETS	13,799,470	37,007,377	39,042,130

LIABILITIES
Payable upon return of securities loaned	1,095,491	1,530,426	2,840,776
Payable for investments purchased	—	—	275,450
Payable for fund shares repurchased	—	—	842,578
Advisory fee payable (Note 4)	12,537	35,050	37,904
Trustees’ fees and expenses payable (Note 5)	19	61	40

TOTAL LIABILITIES	1,108,047	1,565,537	3,996,748

NET ASSETS	$12,691,423	$35,441,840	$35,045,382

NET ASSETS CONSIST OF:
Paid-in Capital	$14,006,500	$34,950,399	$45,772,912
Undistributed (distribution in excess of) net investment income (loss)	61,802	17,524	37,996
Accumulated net realized gain (loss) on investments and foreign currency transactions	1	(181,341)	(3,441,863)
Net unrealized appreciation (depreciation) on:
Investments	(1,376,571)	661,018	(7,324,614)
Foreign currency translations	(309)	(5,760)	951

NET ASSETS	$12,691,423	$35,441,840	$35,045,382

NET ASSET VALUE PER SHARE
Net asset value per share	$36.26	$44.30	$17.52

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	800,000	2,000,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$13,943,409	$34,497,680	$42,246,898
Investments in affiliated issuers	1,141,068	1,557,544	2,873,238

Total cost of investments	$15,084,477	$36,055,224	$45,120,136

Foreign currency, at cost.	$31,302	$67,883	$200,989

* Includes investments in securities on loan, at value	$1,103,397	$1,466,517	$3,630,653

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF	SPDR S&P International Health Care Sector ETF	SPDR S&P International Industrial Sector ETF	SPDR S&P International Materials Sector ETF	SPDR S&P International Technology Sector ETF	SPDR S&P International Telecommunications Sector ETF	SPDR S&P International Utilities Sector ETF

$6,161,635	$49,587,101	$15,075,891	$4,995,984	$10,442,028	$28,158,975	$30,074,356
290,738	2,415,311	680,362	264,986	798,095	267,125	2,568,030

6,452,373	52,002,412	15,756,253	5,260,970	11,240,123	28,426,100	32,642,386
66,170	61,815	30,484	8,548	26,211	99,993	27,808
—	—	—	101	—	—	—
—	—	—	—	—	—	1,648,518
23,204	119,070	54,790	14,216	29,554	120,419	49,953
5	26	11	11	5	28	22
304	3,875	353	98	817	1,640	619
2,665	330,537	18,327	5,736	2,044	25,474	17,825

6,544,721	52,517,735	15,860,218	5,289,680	11,298,754	28,673,654	34,387,131

268,820	2,406,488	668,413	264,905	796,074	250,771	2,565,714
—	—	—	19,388	—	—	6,544
—	—	—	—	—	—	1,642,155
6,577	57,330	14,982	5,102	10,064	28,965	32,386
11	127	23	7	15	57	45

275,408	2,463,945	683,418	289,402	806,153	279,793	4,246,844

$6,269,313	$50,053,790	$15,176,800	$5,000,278	$10,492,601	$28,393,861	$30,140,287

$10,167,127	$52,490,084	$17,458,725	$8,814,497	$10,221,105	$34,609,609	$41,083,169
24,304	29,021	67,040	9,669	(8,324)	44,320	(6,923)
(1,729,655)	(272,261)	(1,653,309)	(1,416,702)	(148,494)	(4,116,465)	(4,943,825)

(2,192,757)	(2,184,021)	(694,858)	(2,406,905)	428,177	(2,142,582)	(5,991,668)
294	(9,033)	(798)	(281)	137	(1,021)	(466)

$6,269,313	$50,053,790	$15,176,800	$5,000,278	$10,492,601	$28,393,861	$30,140,287

$17.91	$47.67	$30.35	$20.00	$34.98	$24.69	$16.29

350,000	1,050,000	500,000	250,000	300,000	1,150,000	1,850,000

$8,354,392	$51,771,122	$15,770,749	$7,402,889	$10,013,851	$30,301,557	$36,066,024
290,738	2,415,311	680,362	264,986	798,095	267,125	2,568,030

$8,645,130	$54,186,433	$16,451,111	$7,667,875	$10,811,946	$30,568,682	$38,634,054

$65,795	$62,933	$30,424	$8,507	$25,981	$99,536	$27,797

$343,399	$2,303,642	$711,626	$265,277	$828,843	$238,551	$2,420,779

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2016

	SPDR STOXX Europe 50 ETF	SPDR EURO STOXX 50 ETF	SPDR EURO STOXX Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$8,767,381	$128,873,460	$789,627
Dividend income — affiliated issuers (Notes 2 and 4)	863	11,433	19
Affiliated securities lending income — net (Note 9)	88,192	2,179,335	—
Foreign taxes withheld	(704,881)	(16,714,877)	(105,426)

TOTAL INVESTMENT INCOME (LOSS)	8,151,555	114,349,351	684,220

EXPENSES
Advisory fee (Note 4)	611,968	9,691,335	119,310
Trustees’ fees and expenses (Note 4)	4,403	66,660	698
Miscellaneous expenses	353	14,117	2

TOTAL EXPENSES	616,724	9,772,112	120,010

Expenses waived/reimbursed by the Adviser (Note 4)	—	—	—

NET EXPENSES	616,724	9,772,112	120,010

NET INVESTMENT INCOME (LOSS)	7,534,831	104,577,239	564,210

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(11,701,570)	(194,998,162)	(3,623,256)
Investments — affiliated issuers	—	—	—
Foreign currency transactions	(68,927)	(81,615)	4,091
Futures contracts	—	—	—

Net realized gain (loss)	(11,770,497)	(195,079,777)	(3,619,165)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	2,878,685	73,017,245	965,231
Investments — affiliated issuers	—	—	—
Foreign currency translations.	19,681	71,398	(340)
Futures contracts	—	—	—

Net change in unrealized appreciation/depreciation	2,898,366	73,088,643	964,891

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,872,131)	(121,991,134)	(2,654,274)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,337,300)	$(17,413,895)	$(2,090,064)

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

(a)	For the period October 28, 2015 (inception date) through September 30, 2016.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 Currency Hedged ETF	SPDR S&P International Dividend Currency Hedged ETF	SPDR MSCI International Real Estate Currency Hedged ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Russia ETF	SPDR S&P China ETF	SPDR MSCI China A Shares IMI ETF(a)

$—	$—	$151,239	$9,009,350	$952,749	$19,140,079	$32,006
411,571	160,442	31	3,284	475	3,644	6
—	—	—	373,528	—	1,632,725	—
—	—	(15,422)	(1,004,159)	(96,234)	(1,359,851)	(3,377)

411,571	160,442	135,848	8,382,003	856,990	19,416,597	28,635

34,866	18,411	19,325	1,756,648	139,225	4,524,805	13,295
319	219	222	7,336	566	15,036	252
15	16	9	1,591	54	2,797	—

35,200	18,646	19,556	1,765,575	139,845	4,542,638	13,547

(31,597)	(17,261)	—	—	—	—	—

3,603	1,385	19,556	1,765,575	139,845	4,542,638	13,547

407,968	159,057	116,292	6,616,428	717,145	14,873,959	15,088

—	—	197,069	(11,270,766)	(1,853,737)	(17,871,982)	(35,028)
(160,896)	28,268	—	—	—	—	—
(120,569)	38,967	(39,892)	75,690	(394)	(251)	13,107
(2,456)	—	—	—	—	—	—

(283,921)	67,235	157,177	(11,195,076)	(1,854,131)	(17,872,233)	(21,921)

742,180	—	136,804	57,836,674	6,315,048	119,567,465	(320,809)
(861,416)	237,282	—	—	—	—	—
(127,096)	(74,095)	(58,329)	23,058	62	(134)	3
2,901	—	—	—	—	—	—

(243,431)	163,187	78,475	57,859,732	6,315,110	119,567,331	(320,806)

(527,352)	230,422	235,652	46,664,656	4,460,979	101,695,098	(342,727)

$(119,384)	$389,479	$351,944	$53,281,084	$5,178,124	$116,569,057	$(327,639)

$—	$—	$—	$(95,591)	$—	$—	$—

$—	$—	$—	$(437,998)	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Year Ended September 30, 2016

	SPDR S&P Emerging Markets ETF	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Europe ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$5,135,478	$16,263,155	$1,510,049
Dividend income — affiliated issuers (Notes 2 and 4)	1,494	2,099	261
Affiliated securities lending income — net (Note 9)	133,241	225,217	2,152
Foreign taxes withheld	(555,521)	(1,971,925)	(177,292)

TOTAL INVESTMENT INCOME (LOSS)	4,714,692	14,518,546	1,335,170

EXPENSES
Advisory fee (Note 4)	1,054,433	1,317,618	192,912
Trustees’ fees and expenses (Note 4)	3,289	5,012	872
Professional fees and expenses	—	—	48,600
Miscellaneous expenses	442	689	93

TOTAL EXPENSES	1,058,164	1,323,319	242,477

Expenses waived/reimbursed by the Adviser (Note 4)	(1,110)	—	—

NET EXPENSES	1,057,054	1,323,319	242,477

NET INVESTMENT INCOME (LOSS)	3,657,638	13,195,227	1,092,693

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,842,175)	(86,326,321)	(13,645,165)
Foreign currency transactions	(3,732)	(88,958)	(6,531)
Futures contracts	71,604	—	—

Net realized gain (loss)	(7,774,303)	(86,415,279)	(13,651,696)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	34,407,024	103,721,742	14,999,461
Foreign currency translations.	19,760	27,803	1,178
Futures contracts	(1,657)	—	—

Net change in unrealized appreciation/depreciation	34,425,127	103,749,545	15,000,639

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,650,824	17,334,266	1,348,943

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$30,308,462	$30,529,493	$2,441,636

* Includes foreign capital gain taxes	$(15,282)	$(2,877)	$—

** Includes foreign deferred taxes	$(171,911)	$(1,464)	$—

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF	SPDR S&P Emerging Middle East & Africa ETF	SPDR S&P World ex-US ETF	SPDR S&P International Small Cap ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P Global Natural Resources ETF

$764,131	$961,207	$22,571,260	$16,403,587	$166,193,824	$2,795,141	$19,797,015
193	110	2,620	5,025	22,242	485	5,708
25,941	10,455	593,062	2,200,769	1,120,878	51,312	503,455
(53,470)	(100,753)	(1,903,221)	(1,449,779)	(16,672,220)	(145,933)	(1,258,585)

736,795	871,019	21,263,721	17,159,602	150,664,724	2,701,005	19,047,593

130,264	146,274	2,378,305	2,694,354	27,438,178	273,360	2,417,010
617	719	13,791	12,171	84,433	1,258	10,170
—	—	—	—	—	—	—
801	92	1,328	2,569	21,252	239	2,111

131,682	147,085	2,393,424	2,709,094	27,543,863	274,857	2,429,291

—		—	—	—	—	—

131,682	147,085	2,393,424	2,709,094	27,543,863	274,857	2,429,291

605,113	723,934	18,870,297	14,450,508	123,120,861	2,426,148	16,618,302

(7,264,080)	(4,601,357)	14,719,901	21,865,477	221,296,152	(3,612,382)	(54,140,726)
16,255	(16,633)	132,951	548,061	568,288	(10,847)	(108,075)
—	—	—	—	—	—	—

(7,247,825)	(4,617,990)	14,852,852	22,413,538	221,864,440	(3,623,229)	(54,248,801)

12,575,332	5,714,640	14,441,782	61,459,744	41,684,906	9,722,216	169,468,851
5,935	(1,016)	48,375	32,749	113,657	3,848	31,416
—	—	—	—	—	—	—

12,581,267	5,713,624	14,490,157	61,492,493	41,798,563	9,726,064	169,500,267

5,333,442	1,095,634	29,343,009	83,906,031	263,663,003	6,102,835	115,251,466

$5,938,555	$1,819,568	$48,213,306	$98,356,539	$386,783,864	$8,528,983	$131,869,768

$(140)	$—	$—	$—	$(52,280)	$—	$—

$—	$—	$—	$—	$(910,178)	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Year Ended September 30, 2016

	SPDR S&P North American Natural Resources ETF(a)	SPDR MSCI ACWI ex-US ETF	SPDR MSCI ACWI IMI ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$12,561,105	$25,497,208	$1,256,585
Dividend income — affiliated issuers (Notes 2 and 4)	4,072	2,118	1,583
Affiliated securities lending income — net (Note 9)	58	494,237	22,429
Foreign taxes withheld	(538,981)	(2,189,431)	(69,394)

TOTAL INVESTMENT INCOME (LOSS)	12,026,254	23,804,132	1,211,203

EXPENSES
Advisory fee (Note 4)	2,126,108	2,606,795	110,813
Trustees’ fees and expenses (Note 4)	9,499	13,887	820
Miscellaneous expenses	1,541	3,879	90

TOTAL EXPENSES	2,137,148	2,624,561	111,723

Expenses waived/reimbursed by the Adviser (Note 4)	—	(324,548)	—

NET EXPENSES	2,137,148	2,300,013	111,723

NET INVESTMENT INCOME (LOSS)	9,889,106	21,504,119	1,099,480

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	63,426,801	(15,201,961)	(137,187)
Foreign currency transactions	(66,348)	(97,028)	(2,743)

Net realized gain (loss)	63,360,453	(15,298,989)	(139,930)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	188,987,535	55,301,232	4,468,521
Investments — affiliated issuers	—	—	4,282
Foreign currency translations.	(13,867)	78,315	1,892

Net change in unrealized appreciation/depreciation	188,973,668	55,379,547	4,474,695

NET REALIZED AND UNREALIZED GAIN (LOSS)	252,334,121	40,080,558	4,334,765

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$262,223,227	$61,584,677	$5,434,245

* Includes foreign capital gain taxes	$—	$(2,395)	$—

** Includes foreign deferred taxes	$—	$(148,396)	$(224)

(a)	For the period December 15, 2015 (inception date) through September 30, 2016.

See accompanying notes to financial statements.

SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR MSCI Australia StrategicFactors ETF	SPDR MSCI Canada StrategicFactors ETF	SPDR MSCI Germany StrategicFactors ETF

$2,435,653	$207,221	$3,073,991	$167,144	$380,704	$431,690	$336,270
2,379	29	686	131	40	43	38
—	—	22	—	—	—	—
(138,856)	(18,195)	(362,160)	(8,457)	(7,935)	(64,431)	(41,957)

2,299,176	189,055	2,712,539	158,818	372,809	367,302	294,351

266,895	17,773	281,375	18,336	26,432	42,316	33,021
1,665	249	1,771	259	295	371	339
189	1	174	—	—	1	1

268,749	18,023	283,320	18,595	26,727	42,688	33,361

(90,829)	—	—	—	—	—	—

177,920	18,023	283,320	18,595	26,727	42,688	33,361

2,121,256	171,032	2,429,219	140,223	346,082	324,614	260,990

(799,077)	(174,999)	(3,090,448)	(10,322)	(206,936)	(192,304)	(435,138)
(2,778)	(1,757)	(8,381)	(959)	5,629	750	(1,301)

(801,855)	(176,756)	(3,098,829)	(11,281)	(201,307)	(191,554)	(436,439)

9,197,377	494,627	15,742,493	657,011	1,575,240	2,431,950	1,283,820
4,128	—	—	87	—	—	—
5,768	473	10,263	315	516	(110)	35

9,207,273	495,100	15,752,756	657,413	1,575,756	2,431,840	1,283,855

8,405,418	318,344	12,653,927	646,132	1,374,449	2,240,286	847,416

$10,526,674	$489,376	$15,083,146	$786,355	$1,720,531	$2,564,900	$1,108,406

$(543)	$—	$(6,637)	$—	$—	$—	$—

$(14,239)	$—	$(92,892)	$—	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Year Ended September 30, 2016

	SPDR MSCI Japan StrategicFactors ETF	SPDR MSCI Mexico StrategicFactors ETF	SPDR MSCI South Korea StrategicFactors ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$240,574	$55,509	$45,504
Dividend income — affiliated issuers (Notes 2 and 4)	32	12	13
Affiliated securities lending income — net (Note 9)	—	—	2
Foreign taxes withheld	(34,952)	(590)	(10,009)

TOTAL INVESTMENT INCOME (LOSS)	205,654	54,931	35,510

EXPENSES
Advisory fee (Note 4)	34,554	9,002	10,157
Trustees’ fees and expenses (Note 4)	356	192	196
Miscellaneous expenses	28	466	27

TOTAL EXPENSES	34,938	9,660	10,380

NET EXPENSES	34,938	9,660	10,380

NET INVESTMENT INCOME (LOSS)	170,716	45,271	25,130

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,113)	(17,396)	(76,647)
Foreign currency transactions	8,225	(860)	1,437

Net realized gain (loss)	1,112	(18,256)	(75,210)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	1,272,033	(83,880)	497,411
Foreign currency translations.	(53)	(67)	21

Net change in unrealized appreciation/depreciation	1,271,980	(83,947)	497,432

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,273,092	(102,203)	422,222

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,443,808	$(56,932)	$447,352

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR MSCI Spain StrategicFactors ETF	SPDR MSCI Taiwan StrategicFactors ETF	SPDR MSCI United Kingdom StrategicFactors ETF	SPDR S&P Global Dividend ETF	SPDR S&P International Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR Dow Jones Global Real Estate ETF

$94,900	$222,260	$98,928	$3,634,025	$49,745,010	$9,628,377	$69,672,605
10	35	14	626	6,251	2,671	15,296
—	—	—	92,402	1,876,772	906,197	279,176
(11,209)	(47,403)	(507)	(283,346)	(3,875,032)	(1,100,811)	(3,195,669)

83,701	174,892	98,435	3,443,707	47,753,001	9,436,434	66,771,408

6,321	20,744	7,352	295,003	4,080,651	2,084,526	10,918,956
187	241	193	1,520	16,268	6,264	37,044
—	57	—	178	11,310	866	6,891

6,508	21,042	7,545	296,701	4,108,229	2,091,656	10,962,891

6,508	21,042	7,545	296,701	4,108,229	2,091,656	10,962,891

77,193	153,850	90,890	3,147,006	43,644,772	7,344,778	55,808,517

(36,700)	(368,182)	(96,371)	(6,543,788)	(136,151,781)	(44,142,784)	34,258,664
(431)	(1,474)	(3,083)	31,583	205,619	84,953	244,738

(37,131)	(369,656)	(99,454)	(6,512,205)	(135,946,162)	(44,057,831)	34,503,402

(89,535)	1,245,128	11,112	11,367,066	209,129,540	91,792,725	181,092,952
(23)	951	343	6,587	4,611	6,459	18,897

(89,558)	1,246,079	11,455	11,373,653	209,134,151	91,799,184	181,111,849

(126,689)	876,423	(87,999)	4,861,448	73,187,989	47,741,353	215,615,251

$(49,496)	$1,030,273	$2,891	$8,008,454	$116,832,761	$55,086,131	$271,423,768

$—	$—	$—	$(6,035)	$(7,623)	$(244,580)	$(1,141)

$—	$—	$—	$(9,635)	$(7,238)	$(210,639)	$(171,069)

SPDR INDEX SHARES FUNDS

STATEMENTS OF OPERATIONS (continued)

For the Year Ended September 30, 2016

	SPDR S&P International Consumer Discretionary Sector ETF	SPDR S&P International Consumer Staples Sector ETF	SPDR S&P International Energy Sector ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$357,310	$892,544	$1,456,490
Dividend income — affiliated issuers (Notes 2 and 4)	102	134	203
Affiliated securities lending income — net (Note 9)	9,524	11,786	44,941
Foreign taxes withheld	(29,681)	(75,866)	(106,531)

TOTAL INVESTMENT INCOME (LOSS)	337,255	828,598	1,395,103

EXPENSES
Advisory fee (Note 4)	50,790	142,010	113,236
Trustees’ fees and expenses (Note 4)	389	845	600
Miscellaneous expenses	52	175	82

TOTAL EXPENSES	51,231	143,030	113,918

NET EXPENSES	51,231	143,030	113,918

NET INVESTMENT INCOME (LOSS)	286,024	685,568	1,281,185

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	43,030	4,979,754	(937,896)
Foreign currency transactions	265	26,591	(25,067)

Net realized gain (loss)	43,295	5,006,345	(962,963)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers.	108,291	216,114	4,284,534
Foreign currency translations.	920	3,216	2,743

Net change in unrealized appreciation/depreciation	109,211	219,330	4,287,277

NET REALIZED AND UNREALIZED GAIN (LOSS)	152,506	5,225,675	3,324,314

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$438,530	$5,911,243	$4,605,499

* Includes foreign capital gain taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF	SPDR S&P International Health Care Sector ETF	SPDR S&P International Industrial Sector ETF	SPDR S&P International Materials Sector ETF	SPDR S&P International Technology Sector ETF	SPDR S&P International Telecommunications Sector ETF	SPDR S&P International Utilities Sector ETF

$338,568	$1,486,995	$411,741	$116,659	$171,237	$1,277,545	$1,497,657
89	280	155	42	38	171	151
7,005	56,751	11,597	3,114	14,955	28,033	27,674
(25,689)	(149,343)	(22,719)	(9,616)	(15,378)	(79,332)	(125,576)

319,973	1,394,683	400,774	110,199	170,852	1,226,417	1,399,906

33,038	244,876	61,755	18,954	40,097	125,090	125,478
316	1,359	439	236	334	752	672
93	206	67	16	33	505	170

33,447	246,441	62,261	19,206	40,464	126,347	126,320

33,447	246,441	62,261	19,206	40,464	126,347	126,320

286,526	1,148,242	338,513	90,993	130,388	1,100,070	1,273,586

(1,268,808)	5,879,951	(863,149)	(1,392,420)	255,423	643,530	688,339
2,583	(1,360)	2,891	663	885	(14,385)	3,448

(1,266,225)	5,878,591	(860,258)	(1,391,757)	256,308	629,145	691,787

421,198	(6,408,479)	2,412,002	2,147,743	1,566,846	412,179	(128,663)
1,868	6,869	699	223	763	693	1,605

423,066	(6,401,610)	2,412,701	2,147,966	1,567,609	412,872	(127,058)

(843,159)	(523,019)	1,552,443	756,209	1,823,917	1,042,017	564,729

$(556,633)	$625,223	$1,890,956	$847,202	$1,954,305	$2,142,087	$1,838,315

$(4,019)	$—	$—	$—	$—	$—	$—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,534,831	$9,293,166	$104,577,239	$141,143,220
Net realized gain (loss)	(11,770,497)	(5,570,940)	(195,079,777)	101,443,774
Net change in unrealized appreciation/depreciation	2,898,366	(36,412,618)	73,088,643	(870,332,260)

Net increase (decrease) in net assets resulting from operations	(1,337,300)	(32,690,392)	(17,413,895)	(627,745,266)

Net equalization credits and charges (Note 2)	(266,142)	331,770	(5,772,043)	(1,214,874)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,235,067)	(9,622,930)	(104,977,475)	(143,035,636)
Net realized gains	—	—	—	—

Total distributions to shareholders	(7,235,067)	(9,622,930)	(104,977,475)	(143,035,636)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	61,025,115	221,677,717	1,034,566,636
Cost of shares redeemed	(52,833,596)	(32,815,692)	(1,604,991,739)	(1,168,853,153)
Net income equalization (Note 2)	266,142	(331,770)	5,772,043	1,214,874

Net increase (decrease) in net assets from beneficial interest transactions	(52,567,454)	27,877,653	(1,377,541,979)	(133,071,643)

Net increase (decrease) in net assets during the period	(61,405,963)	(14,103,899)	(1,505,705,392)	(905,067,419)

Net assets at beginning of period	247,625,648	261,729,547	4,044,420,843	4,949,488,262

NET ASSETS AT END OF PERIOD	$186,219,685	$247,625,648	$2,538,715,451	$4,044,420,843

Undistributed (distribution in excess of) net investment income (loss)	$230,837	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	1,700,000	7,350,000	26,750,000
Shares redeemed	(1,700,000)	(950,000)	(49,600,000)	(31,100,000)

Net increase (decrease)	(1,700,000)	750,000	(42,250,000)	(4,350,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR EURO STOXX Small Cap ETF		SPDR EURO STOXX 50 Currency Hedged ETF		SPDR S&P International Dividend Currency Hedged ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	For the Period 6/8/15* - 9/30/15	Year Ended 9/30/16	For the Period 9/14/15* - 9/30/15

$564,210	$186,164	$407,968	$93,184	$159,057	$52,903
(3,619,165)	(1,015,031)	(283,921)	(15,454)	67,235	—
964,891	(184,884)	(243,431)	(714,946)	163,187	(108,068)

(2,090,064)	(1,013,751)	(119,384)	(637,216)	389,479	(55,165)

(23,442)	63,393	(17,147)	32,788	(15,504)	—

(524,645)	(256,115)	(386,048)	(125,977)	(167,077)	(52,907)
—	—	(105,717)	—	(48,552)	—

(524,645)	(256,115)	(491,765)	(125,977)	(215,629)	(52,907)

22,141,955	7,847,122	11,865,980	7,569,987	—	4,000,000
(19,380,808)	(2,467,346)	(3,345,178)	—	(2,011,049)	—
23,442	(63,393)	17,147	(32,788)	15,504	—

2,784,589	5,316,383	8,537,949	7,537,199	(1,995,545)	4,000,000

146,438	4,109,910	7,909,653	6,806,794	(1,837,199)	3,891,928

11,707,519	7,597,609	6,806,794	—	3,891,928	—

$11,853,957	$11,707,519	$14,716,447	$6,806,794	$2,054,729	$3,891,928

$44,076	$(22,241)	$—	$(35,761)	$(89)	$(4)

450,000	150,000	350,000	200,000	—	100,000
(450,000)	(50,000)	(100,000)	—	(50,000)	—

—	100,000	250,000	200,000	(50,000)	100,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI International Real Estate Currency Hedged ETF		SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/16	For the Period 9/14/15* - 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$116,292	$2,816	$6,616,428	$15,877,019
Net realized gain (loss)	157,177	—	(11,195,076)	(18,067,105)
Net change in unrealized appreciation/depreciation	78,475	49,504	57,859,732	(104,631,856)

Net increase (decrease) in net assets resulting from operations	351,944	52,320	53,281,084	(106,821,942)

Net equalization credits and charges (Note 2)	41,211	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(158,197)	—	(15,794,101)	(10,643,553)
Net realized gains	(30,205)	—	—	—

Total distributions to shareholders	(188,402)	—	(15,794,101)	(10,643,553)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	4,000,000	—	227,969,415
Cost of shares redeemed	(2,098,260)	—	(130,075,797)	(369,551,101)
Net income equalization (Note 2)	(41,211)	—	—	—
Other capital (Note 7)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(2,139,471)	4,000,000	(130,075,797)	(141,581,686)

Net increase (decrease) in net assets during the period	(1,934,718)	4,052,320	(92,588,814)	(259,047,181)
Net assets at beginning of period	4,052,320	—	428,447,223	687,494,404

NET ASSETS AT END OF PERIOD	$2,117,602	$4,052,320	$335,858,409	$428,447,223

Undistributed (distribution in excess of) net investment income (loss)	$114,847	$2,816	$4,012,484	$12,350,914

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	—	2,500,000
Shares redeemed	(50,000)	—	(1,800,000)	(4,800,000)

Net increase (decrease)	(50,000)	100,000	(1,800,000)	(2,300,000)

*	Inception date.
**	Revised. See Note 6

See accompanying notes to financial statements.

SPDR S&P Russia ETF		SPDR S&P China ETF		SPDR MSCI China A Shares IMI ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 10/28/15* - 9/30/16

$717,145	$884,227	$14,873,959	$25,477,639	$15,088
(1,854,131)	(936,520)**	(17,872,233)	4,303,102	(21,921)
6,315,110	(6,796,909)**	119,567,331	(127,872,714)	(320,806)

5,178,124	(6,849,202)	116,569,057	(98,091,973)	(327,639)

—	—	—	—	—

(1,046,770)	(854,073)	(22,176,022)	(17,843,531)	(31,418)
—	—	—	—	—

(1,046,770)	(854,073)	(22,176,022)	(17,843,531)	(31,418)

2,465,879	16,037,529	32,048,202	202,232,959	2,500,000
(2,939,997)	(8,367,902)	(132,277,950)	(216,315,583)	—
—	—	—	—	—
—	—	51,557	321,712	6,250

(474,118)	7,669,627	(100,178,191)	(13,760,912)	2,506,250

3,657,236	(33,648)	(5,785,156)	(129,696,416)	2,147,193
23,101,350	23,134,998	817,908,185	947,604,601	—

$26,758,586	$23,101,350	$812,123,029	$817,908,185	$2,147,193

$414,493	$718,388	$10,188,330	$17,289,278	$(580)

150,000	1,000,000	400,000	2,300,000	100,000
(200,000)	(500,000)	(2,000,000)	(2,800,000)	—

(50,000)	500,000	(1,600,000)	(500,000)	100,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,657,638	$4,538,008	$13,195,227	$18,239,624
Net realized gain (loss)	(7,774,303)	(6,889,127)	(86,415,279)	(89,440,799)
Net change in unrealized appreciation/depreciation	34,425,127	(46,470,601)	103,749,545	(60,152,326)

Net increase (decrease) in net assets resulting from operations	30,308,462	(48,821,720)	30,529,493	(131,353,501)

Net equalization credits and charges (Note 2)	—	—	388,020	(349,335)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,843,662)	(4,507,319)	(13,540,223)	(16,798,542)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	78,159,264	45,399,268	58,309,589	22,707,186
Cost of shares redeemed	(58,547,453)	(88,647,909)	(73,579,609)	(67,694,997)
Net income equalization (Note 2)	—	—	(388,020)	349,335
Other capital (Note 7)	—	—	160,241	85,601

Net increase (decrease) in net assets from beneficial interest transactions	19,611,811	(43,248,641)	(15,497,799)	(44,552,875)

Net increase (decrease) in net assets during the period	46,076,611	(96,577,680)	1,879,491	(193,054,253)
Net assets at beginning of period	188,706,881	285,284,561	298,162,743	491,216,996

NET ASSETS AT END OF PERIOD	$234,783,492	$188,706,881	$300,042,234	$298,162,743

Undistributed (distribution in excess of) net investment income (loss)	$1,781,014	$1,947,448	$(81,214)	$(709,247)

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	700,000	2,150,000	650,000
Shares redeemed	(1,100,000)	(1,400,000)	(3,100,000)	(2,150,000)

Net increase (decrease)	300,000	(700,000)	(950,000)	(1,500,000)

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF		SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$1,092,693	$1,483,067	$605,113	$809,876	$723,934	$1,261,754
(13,651,696)	(5,580,264)	(7,247,825)	(4,222,511)	(4,617,990)	(704,635)

15,000,639	(14,145,077)	12,581,267	(13,581,843)	5,713,624	(8,390,305)

2,441,636	(18,242,274)	5,938,555	(16,994,478)	1,819,568	(7,833,186)

—	—	—	—	—	—

(1,195,312)	(1,961,721)	(668,273)	(877,726)	(784,205)	(1,502,559)

26,369,890	3,096,917	4,383,887	—	—	—
(34,636,425)	(8,749,045)	(8,053,272)	(5,623,087)	(11,009,480)	(13,728,647)
—	—	—	—	—	—
—	—	—	—	—	—

(8,266,535)	(5,652,128)	(3,669,385)	(5,623,087)	(11,009,480)	(13,728,647)

(7,020,211)	(25,856,123)	1,600,897	(23,495,291)	(9,974,117)	(23,064,392)
41,009,056	66,865,179	25,713,181	49,208,472	40,076,470	63,140,862

$33,988,845	$41,009,056	$27,314,078	$25,713,181	$30,102,353	$40,076,470

$561,588	$667,972	$46,891	$93,188	$242,081	$227,898

1,000,000	100,000	100,000	—	—	—
(1,400,000)	(300,000)	(200,000)	(100,000)	(200,000)	(200,000)

(400,000)	(200,000)	(100,000)	(100,000)	(200,000)	(200,000)

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P World ex-US ETF		SPDR S&P International Small Cap ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,870,297	$18,959,229	$14,450,508	$13,741,805
Net realized gain (loss)	14,852,852	29,267,901	22,413,538	12,612,434
Net change in unrealized appreciation/depreciation	14,490,157	(126,063,850)	61,492,493	(66,355,693)

Net increase (decrease) in net assets resulting from operations	48,213,306	(77,836,720)	98,356,539	(40,001,454)

Net equalization credits and charges (Note 2)	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,011,480)	(20,112,214)	(14,251,797)	(11,413,132)
Net realized gains	(1,091,428)	—	(3,694,135)	(71,368,674)

Total distributions to shareholders	(20,102,908)	(20,112,214)	(17,945,932)	(82,781,806)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	68,130,074	128,435,729	60,053,332	69,799,060
Cost of shares redeemed	(176,321,620)	(141,016,522)	(88,708,125)	(89,178,369)
Net income equalization (Note 2)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(108,191,546)	(12,580,793)	(28,654,793)	(19,379,309)

Net increase (decrease) in net assets during the period	(80,081,148)	(110,529,727)	51,755,814	(142,162,569)
Net assets at beginning of period	714,913,700	825,443,427	650,556,308	792,718,877

NET ASSETS AT END OF PERIOD	$634,832,552	$714,913,700	$702,312,122	$650,556,308

Undistributed (distribution in excess of) net investment income (loss)	$5,988,823	$5,017,897	$10,334,470	$6,179,070

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,600,000	4,600,000	2,100,000	2,400,000
Shares redeemed	(7,000,000)	(5,200,000)	(3,200,000)	(3,000,000)

Net increase (decrease)	(4,400,000)	(600,000)	(1,100,000)	(600,000)

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF		SPDR S&P Global Infrastructure ETF		SPDR S&P Global Natural Resources ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$123,120,861	$120,772,818	$2,426,148	$3,159,721	$16,618,302	$22,923,954
221,864,440	(10,081,904)	(3,623,229)	1,136,184	(54,248,801)	(34,127,674)
41,798,563	(255,552,359)	9,726,064	(12,097,861)	169,500,267	(214,631,429)

386,783,864	(144,861,445)	8,528,983	(7,801,956)	131,869,768	(225,835,149)

9,706,216	(1,772,371)	—	—	—	—

(125,444,680)	(147,970,731)	(2,376,551)	(3,020,616)	(17,723,932)	(20,271,634)
—	—	—	—	—	—

(125,444,680)	(147,970,731)	(2,376,551)	(3,020,616)	(17,723,932)	(20,271,634)

131,028,564	360,344,231	35,842,130	9,393,423	197,305,994	291,970,504
(617,190,864)	(217,510,015)	(12,443,846)	(54,604,454)	(158,440,483)	(71,659,157)
(9,706,216)	1,772,371	—	—	—	—

(495,868,516)	144,606,587	23,398,284	(45,211,031)	38,865,511	220,311,347

(224,823,116)	(149,997,960)	29,550,716	(56,033,603)	153,011,347	(25,795,436)
4,753,058,318	4,903,056,278	56,299,460	112,333,063	569,821,530	595,616,966

$4,528,235,202	$4,753,058,318	$85,850,176	$56,299,460	$722,832,877	$569,821,530

$(45,167,352)	$(100,057,018)	$837,172	$796,927	$4,489,524	$6,025,548

3,300,000	8,400,000	800,000	200,000	5,450,000	6,900,000
(15,600,000)	(5,300,000)	(300,000)	(1,200,000)	(4,450,000)	(1,650,000)

(12,300,000)	3,100,000	500,000	(1,000,000)	1,000,000	5,250,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P North American Natural Resources ETF	SPDR MSCI ACWI ex-US ETF
	For the Period 12/15/15* - 9/30/16	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,889,106	$21,504,119	$19,948,305
Net realized gain (loss)	63,360,453	(15,298,989)	9,668,053
Net change in unrealized appreciation/depreciation	188,973,668	55,379,547	(137,426,033)

Net increase (decrease) in net assets resulting from operations	262,223,227	61,584,677	(107,809,675)

Net equalization credits and charges (Note 2)	(458,114)	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,136,433)	(21,463,385)	(17,494,392)
Net realized gains	—	—	—

Total distributions to shareholders	(6,136,433)	(21,463,385)	(17,494,392)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	716,933,368	212,231,021	379,688,741
Cost of shares redeemed	(144,438,843)	(120,364,715)	(114,567,151)
Net income equalization (Note 2)	458,114	—	—
Other capital (Note 7)	511,124	—	—

Net increase (decrease) in net assets from beneficial interest transactions	573,463,763	91,866,306	265,121,590

Net increase (decrease) in net assets during the period	829,092,443	131,987,598	139,817,523
Net assets at beginning of period	—	715,311,358	575,493,835

NET ASSETS AT END OF PERIOD	$829,092,443	$847,298,956	$715,311,358

Undistributed (distribution in excess of) net investment income (loss)	$3,747,048	$6,930,019	$6,613,656

SHARES OF BENEFICIAL INTEREST:
Shares sold	29,050,000	6,800,000	10,800,000
Shares redeemed	(4,700,000)	(4,200,000)	(3,600,000)

Net increase (decrease)	24,350,000	2,600,000	7,200,000

*	Inception date.

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF		SPDR MSCI ACWI Low Carbon Target ETF		SPDR MSCI EAFE StrategicFactors ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	For the Period 11/25/14* - 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$1,099,480	$1,319,686	$2,121,256	$1,756,796	$171,032	$160,465
(139,930)	3,871,217	(801,855)	46,428	(176,756)	(32,900)
4,474,695	(5,211,830)	9,207,273	(7,424,331)	495,100	(423,334)

5,434,245	(20,927)	10,526,674	(5,621,107)	489,376	(295,769)

—	—	25,820	31,015	—	—

(914,554)	(1,135,208)	(2,080,165)	(1,204,764)	(150,949)	(163,771)
—	(2,549)	(59,509)	—	—	(125)

(914,554)	(1,137,757)	(2,139,674)	(1,204,764)	(150,949)	(163,896)

25,177,393	19,021,285	6,822,239	88,300,106	2,708,203	—
—	(40,110,719)	—	—	—	—
—	—	(25,820)	(31,015)	—	—
—	—	—	—	—	—

25,177,393	(21,089,434)	6,796,419	88,269,091	2,708,203	—

29,697,084	(22,248,118)	15,209,239	81,474,235	3,046,630	(459,665)
35,185,546	57,433,664	81,474,235	—	5,268,265	5,727,930

$64,882,630	$35,185,546	$96,683,474	$81,474,235	$8,314,895	$5,268,265

$656,113	$490,989	$561,059	$538,675	$62,373	$39,312

400,000	300,000	100,000	1,200,000	50,000	—
—	(600,000)	—	—	—	—

400,000	(300,000)	100,000	1,200,000	50,000	—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Emerging Markets StrategicFactors ETF		SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,429,219	$1,425,459	$140,223	$134,605
Net realized gain (loss)	(3,098,829)	(740,886)	(11,281)	68,672
Net change in unrealized appreciation/depreciation	15,752,756	(12,156,416)	657,413	(271,818)

Net increase (decrease) in net assets resulting from operations	15,083,146	(11,471,843)	786,355	(68,541)

Net equalization credits and charges (Note 2)	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,961,532)	(678,425)	(136,581)	(130,140)
Net realized gains	—	(361)	(70,354)	(251)

Total distributions to shareholders	(1,961,532)	(678,786)	(206,935)	(130,391)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	57,249,195	77,383,767	—	—
Cost of shares redeemed	(25,307,383)	—	—	—
Net income equalization (Note 2)	—	—	—	—
Other capital (Note 7)	104,679	179,360	—	—

Net increase (decrease) in net assets from beneficial interest transactions	32,046,491	77,563,127	—	—

Net increase (decrease) in net assets during the period	45,168,105	65,412,498	579,420	(198,932)
Net assets at beginning of period	71,371,126	5,958,628	5,795,672	5,994,604

NET ASSETS AT END OF PERIOD	$116,539,231	$71,371,126	$6,375,092	$5,795,672

Undistributed (distribution in excess of) net investment income (loss)	$1,176,573	$710,303	$36,260	$35,638

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,175,000	1,400,000	—	—
Shares redeemed	(500,000)	—	—	—

Net increase (decrease)	675,000	1,400,000	—	—

See accompanying notes to financial statements.

SPDR MSCI Australia Strategic Factors ETF		SPDR MSCI Canada StrategicFactors ETF		SPDR MSCI Germany StrategicFactors ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$346,082	$279,723	$324,614	$79,276	$260,990	$188,934
(201,307)	(330,890)	(191,554)	(55,691)	(436,439)	(500,563)
1,575,756	(854,508)	2,431,840	(1,010,116)	1,283,855	(882,061)

1,720,531	(905,675)	2,564,900	(986,531)	1,108,406	(1,193,690)

50,189	17,046	31,271	26,740	43,205	27,707

(378,773)	(283,692)	(294,086)	(80,540)	(263,141)	(226,792)
—	(205)	—	—	—	—

(378,773)	(283,897)	(294,086)	(80,540)	(263,141)	(226,792)

2,246,035	7,475,175	6,840,285	7,395,073	2,497,423	8,374,401
—	(5,500,799)	—	—	—	(2,623,729)
(50,189)	(17,046)	(31,271)	(26,740)	(43,205)	(27,707)
—	—	—	—	—	—

2,195,846	1,957,330	6,809,014	7,368,333	2,454,218	5,722,965

3,587,793	784,804	9,111,099	6,328,002	3,342,688	4,330,190
6,374,684	5,589,880	9,319,099	2,991,097	9,688,066	5,357,876

$9,962,477	$6,374,684	$18,430,198	$9,319,099	$13,030,754	$9,688,066

$143,123	$163,390	$83,628	$36,372	$(1,413)	$—

50,000	150,000	150,000	150,000	50,000	150,000
—	(100,000)	—	—	—	(50,000)

50,000	50,000	150,000	150,000	50,000	100,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI Japan StrategicFactors ETF		SPDR MSCI Mexico StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$170,716	$128,601	$45,271	$38,601
Net realized gain (loss)	1,112	2,352	(18,256)	(16,915)
Net change in unrealized appreciation/depreciation	1,271,980	(856,762)	(83,947)	(618,365)

Net increase (decrease) in net assets resulting from operations	1,443,808	(725,809)	(56,932)	(596,679)

Net equalization credits and charges (Note 2)	48,180	35,562	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(191,385)	(118,700)	(53,120)	(25,314)
Net realized gains	(2,172)	(610)	—	—

Total distributions to shareholders	(193,557)	(119,310)	(53,120)	(25,314)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,355,948	6,750,850	—	—
Cost of shares redeemed	(6,070,906)	—	—	—
Net income equalization (Note 2)	(48,180)	(35,562)	—	—

Net increase (decrease) in net assets from beneficial interest transactions	236,862	6,715,288	—	—

Net increase (decrease) in net assets during the period	1,535,293	5,905,731	(110,052)	(621,993)
Net assets at beginning of period	11,951,474	6,045,743	2,260,899	2,882,892

NET ASSETS AT END OF PERIOD	$13,486,767	$11,951,474	$2,150,847	$2,260,899

Undistributed (distribution in excess of) net investment income (loss)	$43,397	$51,278	$3,477	$11,725

Shares sold	100,000	100,000	—	—
Shares redeemed	(100,000)	—	—	—

Net increase (decrease)	—	100,000	—	—

See accompanying notes to financial statements.

SPDR MSCI South Korea StrategicFactors ETF		SPDR MSCI Spain StrategicFactors ETF		SPDR MSCI Taiwan StrategicFactors ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$25,130	$22,409	$77,193	$181,067	$153,850	$156,714
(75,210)	(28,954)	(37,131)	(1,015,112)	(369,656)	870
497,432	(440,622)	(89,558)	32,814	1,246,079	(887,509)

447,352	(447,167)	(49,496)	(801,231)	1,030,273	(729,925)

—	—	—	(19,841)	—	—

(24,411)	(37,871)	(73,907)	(231,204)	(147,649)	(8,912)
—	—	—	—	(10,449)	—

(24,411)	(37,871)	(73,907)	(231,204)	(158,098)	(8,912)

—	—	—	—	—	—
—	—	—	(5,004,858)	—	—
—	—	—	19,841	—	—

—	—	—	(4,985,017)	—	—

422,941	(485,038)	(123,403)	(6,037,293)	872,175	(738,837)
2,369,328	2,854,366	2,220,344	8,257,637	5,044,488	5,783,325

$2,792,269	$2,369,328	$2,096,941	$2,220,344	$5,916,663	$5,044,488

$2,017	$—	$38,539	$35,684	$151,866	$147,135

—	—	—	—	—	—
—	—	—	(100,000)	—	—

—	—	—	(100,000)	—	—

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI United Kingdom StrategicFactors ETF		SPDR S&P Global Dividend ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$90,890	$241,342	$3,147,006	$2,283,154
Net realized gain (loss)	(99,454)	(169,958)	(6,512,205)	452,553
Net change in unrealized appreciation/depreciation	11,455	(130,103)	11,373,653	(8,852,762)

Net increase (decrease) in net assets resulting from operations	2,891	(58,719)	8,008,454	(6,117,055)

Net equalization credits and charges (Note 2)	—	37,608	100,570	331,223

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(96,601)	(310,927)	(3,120,664)	(2,598,923)
Net realized gains	—	—	(388,876)	(301,724)

Total distributions to shareholders	(96,601)	(310,927)	(3,509,540)	(2,900,647)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	8,180,101	46,853,198	53,067,531
Cost of shares redeemed	—	(11,011,633)	(20,303,786)	—
Net income equalization (Note 2)	—	(37,608)	(100,570)	(331,223)
Other capital (Note 7)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	—	(2,869,140)	26,448,842	52,736,308

Net increase (decrease) in net assets during the period	(93,710)	(3,201,178)	31,048,326	44,049,829
Net assets at beginning of period	2,506,879	5,708,057	73,249,500	29,199,671

NET ASSETS AT END OF PERIOD	$2,413,169	$2,506,879	$104,297,826	$73,249,500

Undistributed (distribution in excess of) net investment income (loss)	$(3,238)	$—	$42,404	$(2,708)

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	150,000	750,000	800,000
Shares redeemed	—	(200,000)	(350,000)	—

Net increase (decrease)	—	(50,000)	400,000	800,000

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF		SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$43,644,772	$65,199,635	$7,344,778	$10,634,927	$55,808,517	$46,099,392
(135,946,162)	(236,342,312)	(44,057,831)	(25,473,377)	34,503,402	18,981,711
209,134,151	(163,003,286)	91,799,184	(93,883,069)	181,111,849	(21,221,390)

116,832,761	(334,145,963)	55,086,131	(108,721,519)	271,423,768	43,859,713

1,385,049	(191,392)	—	—	1,321,112	652,292

(43,184,596)	(65,787,191)	(8,865,797)	(12,541,035)	(72,124,923)	(54,138,494)
—	—	—	—	—	—

(43,184,596)	(65,787,191)	(8,865,797)	(12,541,035)	(72,124,923)	(54,138,494)

120,199,049	162,361,436	11,394,800	9,545,721	428,829,539	521,262,317
(157,754,804)	(238,126,598)	(111,075,298)	(85,060,588)	(33,249,580)	(84,921,637)
(1,385,049)	191,392	—	—	(1,321,112)	(652,292)
—	—	335,596	375,932	—	—

(38,940,804)	(75,573,770)	(99,344,902)	(75,138,935)	394,258,847	435,688,388

36,092,410	(475,698,316)	(53,124,568)	(196,401,489)	594,878,804	426,061,899
974,415,619	1,450,113,935	373,680,697	570,082,186	1,899,193,728	1,473,131,829

$1,010,508,029	$974,415,619	$320,556,129	$373,680,697	$2,494,072,532	$1,899,193,728

$7,669,747	$6,601,355	$5,556,993	$6,509,733	$(26,720,149)	$(14,362,348)

3,400,000	3,600,000	300,000	200,000	8,800,000	10,600,000
(4,500,000)	(6,200,000)	(2,900,000)	(1,900,000)	(700,000)	(1,800,000)

(1,100,000)	(2,600,000)	(2,600,000)	(1,700,000)	8,100,000	8,800,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$286,024	$333,882	$685,568	$998,516
Net realized gain (loss)	43,295	1,182,319	5,006,345	1,808,939
Net change in unrealized appreciation/depreciation	109,211	(1,853,450)	219,330	(3,188,766)

Net increase (decrease) in net assets resulting from operations	438,530	(337,249)	5,911,243	(381,311)

Net equalization credits and charges (Note 2)	7,565	(1,165)	(8,960)	34,294

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(293,731)	(334,910)	(678,181)	(1,034,295)
Net realized gains	—	—	—	—

Total distributions to shareholders	(293,731)	(334,910)	(678,181)	(1,034,295)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,738,628	4,080,127	6,316,421	33,260,747
Cost of shares redeemed	(3,493,956)	(7,510,591)	(41,237,906)	(9,567,653)
Net income equalization (Note 2)	(7,565)	1,165	8,960	(34,294)

Net increase (decrease) in net assets from beneficial interest transactions	(1,762,893)	(3,429,299)	(34,912,525)	23,658,800

Net increase (decrease) in net assets during the period	(1,610,529)	(4,102,623)	(29,688,423)	22,277,488
Net assets at beginning of period	14,301,952	18,404,575	65,130,263	42,852,775

NET ASSETS AT END OF PERIOD	$12,691,423	$14,301,952	$35,441,840	$65,130,263

Undistributed (distribution in excess of) net investment income (loss)	$61,802	$65,965	$17,524	$(19,742)

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	100,000	150,000	800,000
Shares redeemed	(100,000)	(200,000)	(1,000,000)	(250,000)

Net increase (decrease)	(50,000)	(100,000)	(850,000)	550,000

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$1,281,185	$883,304	$286,526	$351,313	$1,148,242	$1,135,234
(962,963)	(809,130)	(1,266,225)	(132,036)	5,878,591	6,286,851
4,287,277	(9,541,578)	423,066	(1,692,402)	(6,401,610)	(8,396,279)

4,605,499	(9,467,404)	(556,633)	(1,473,125)	625,223	(974,194)

7,524	38,353	70,510	11,454	(27,497)	31,728

(1,246,773)	(880,204)	(460,670)	(355,265)	(1,143,635)	(1,138,903)
—	—	—	—	(111,868)	(6,327)

(1,246,773)	(880,204)	(460,670)	(355,265)	(1,255,503)	(1,145,230)

23,550,867	16,572,201	2,876,642	5,587,093	7,368,960	32,275,374
(15,071,632)	(2,329,192)	(6,169,837)	(4,102,395)	(31,585,799)	(21,379,712)
(7,524)	(38,353)	(70,510)	(11,454)	27,497	(31,728)

8,471,711	14,204,656	(3,363,705)	1,473,244	(24,189,342)	10,863,934

11,837,961	3,895,401	(4,310,498)	(343,692)	(24,847,119)	8,776,238
23,207,421	19,312,020	10,579,811	10,923,503	74,900,909	66,124,671

$35,045,382	$23,207,421	$6,269,313	$10,579,811	$50,053,790	$74,900,909

$37,996	$(6,454)	$24,304	$170,489	$29,021	$(1,914)

1,400,000	850,000	150,000	250,000	150,000	650,000
(900,000)	(100,000)	(350,000)	(200,000)	(650,000)	(450,000)

500,000	750,000	(200,000)	50,000	(500,000)	200,000

SPDR INDEX SHARES FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$338,513	$388,212	$90,993	$186,001
Net realized gain (loss)	(860,258)	256,805	(1,391,757)	(516,745)
Net change in unrealized appreciation/depreciation	2,412,701	(3,061,091)	2,147,966	(1,156,361)

Net increase (decrease) in net assets resulting from operations	1,890,956	(2,416,074)	847,202	(1,487,105)

Net equalization credits and charges (Note 2)	30,832	14,332	1,693	717

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(384,652)	(390,429)	(95,630)	(185,820)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,240,151	3,101,822	2,891,308	—
Cost of shares redeemed	(7,891,249)	(7,297,580)	(3,582,208)	(990,508)
Net income equalization (Note 2)	(30,832)	(14,332)	(1,693)	(717)

Net increase (decrease) in net assets from beneficial interest transactions	(3,681,930)	(4,210,090)	(692,593)	(991,225)

Net increase (decrease) in net assets during the period	(2,144,794)	(7,002,261)	60,672	(2,663,433)
Net assets at beginning of period	17,321,594	24,323,855	4,939,606	7,603,039

NET ASSETS AT END OF PERIOD	$15,176,800	$17,321,594	$5,000,278	$4,939,606

Undistributed (distribution in excess of) net investment income (loss)	$67,040	$94,402	$9,669	$6,163

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	100,000	150,000	—
Shares redeemed	(300,000)	(250,000)	(200,000)	(50,000)

Net increase (decrease)	(150,000)	(150,000)	(50,000)	(50,000)

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/16	Year Ended 9/30/15

$130,388	$130,987	$1,100,070	$1,298,258	$1,273,586	$1,414,897
256,308	423,117	629,145	689,145	691,787	3,022,287
1,567,609	(1,248,253)	412,872	(2,599,450)	(127,058)	(10,153,837)

1,954,305	(694,149)	2,142,087	(612,047)	1,838,315	(5,716,653)

5,802	(1,504)	(33,382)	(15,221)	27,671	(13,083)

(195,312)	(103,108)	(1,200,058)	(1,274,493)	(1,289,627)	(1,460,201)

—	—	2,504,428	3,867,631	36,539,040	2,732,569
(1,472,884)	(1,587,742)	(11,352,503)	(9,245,790)	(34,061,665)	(38,028,330)
(5,802)	1,504	33,382	15,221	(27,671)	13,083

(1,478,686)	(1,586,238)	(8,814,693)	(5,362,938)	2,449,704	(35,282,678)

286,109	(2,384,999)	(7,906,046)	(7,264,699)	3,026,063	(42,472,615)
10,206,492	12,591,491	36,299,907	43,564,606	27,114,224	69,586,839

$10,492,601	$10,206,492	$28,393,861	$36,299,907	$30,140,287	$27,114,224

$(8,324)	$50,873	$44,320	$158,692	$(6,923)	$31,380

—	—	100,000	150,000	2,250,000	150,000
(50,000)	(50,000)	(450,000)	(350,000)	(2,100,000)	(2,150,000)

(50,000)	(50,000)	(350,000)	(200,000)	150,000	(2,000,000)

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14		Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$31.54	$36.86	$36.47		$31.50		$28.26

Income (loss) from investment operations:
Net investment income (loss) (a)	1.10	1.23	2.03	(b)	1.19		1.25
Net realized and unrealized gain (loss) (c)	(1.21)	(5.37)	0.22		4.84		3.21

Total from investment operations	(0.11)	(4.14)	2.25		6.03		4.46

Net equalization credits and charges	(0.04)	0.04	0.11		0.13		0.04

Distributions to shareholders from:
Net investment income	(1.11)	(1.22)	(1.97)		(1.19)		(1.26)

Net asset value, end of period	$30.28	$31.54	$36.86		$36.47		$31.50

Total return (d)	(0.42)%	(11.36)%	6.33	%(b)	19.94	%(e)	16.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,220	$247,626	$261,730		$109,419		$37,809
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%		0.29%		0.29%
Net investment income (loss)	3.57%	3.50%	5.28	%(b)	3.47%		4.12%
Portfolio turnover rate (f)	8%	9%	9%		12%		6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93%.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$33.77	$39.88	$38.33	$30.96		$28.72

Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	1.20	1.32	1.19		1.42
Net realized and unrealized gain (loss) (b)	(0.83)	(6.11)	1.46	7.19		1.77

Total from investment operations	0.22	(4.91)	2.78	8.38		3.19

Net equalization credits and charges	(0.06)	(0.01)	0.06	0.13		0.35

Distributions to shareholders from:
Net investment income	(1.17)	(1.19)	(1.29)	(1.14)		(1.30)

Net asset value, end of period	$32.76	$33.77	$39.88	$38.33		$30.96

Total return (c)	0.62%	(12.60)%	7.20%	28.10	%(d)	12.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,538,715	$4,044,421	$4,949,488	$3,285,263		$993,820
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.29%		0.29%
Net investment income (loss)	3.13%	3.16%	3.16%	3.43%		4.78%
Portfolio turnover rate (e)	7%	6%	6%	8%		9%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 28.10%.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$46.83	$50.65	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.00	1.18	0.16
Net realized and unrealized gain (loss) (b)	0.43	(4.00)	(9.47)

Total from investment operations	1.43	(2.82)	(9.31)

Net equalization credits and charges	(0.04)	0.40	—

Voluntary contribution from Adviser	—	—	0.07

Distributions to shareholders from:
Net investment income	(0.80)	(1.40)	(0.11)

Net asset value, end of period	$47.42	$46.83	$50.65

Total return (d)	3.14%	(4.97)%	(15.43	)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,854	$11,708	$7,598
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45	%(e)
Net investment income (loss)	2.13%	2.33%	0.89	%(e)
Portfolio turnover rate (f)	53%	46%	30%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 Currency Hedged ETF
	Year Ended 9/30/16	For the Period 6/9/15* - 9/30/15
Net asset value, beginning of period	$34.03	$38.73

Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	0.63
Net realized and unrealized gain (loss) (b)	(1.05)	(4.52)

Total from investment operations	0.19	(3.89)

Net equalization credits and charges	(0.05)	0.22

Distributions to shareholders from:
Net investment income	(1.12)	(1.03)
Net realized gains	(0.35)	—

Total distributions	(1.47)	(1.03)

Net asset value, end of period	$32.70	$34.03

Total return (c)	0.45%	(9.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,716	$6,807
Ratios to average net assets:
Total expenses	0.32%	0.33	%(d)
Net expenses	0.03%	0.04	%(d)
Net investment income (loss)	3.74%	5.41	%(d)
Portfolio turnover rate (e)	10%	2%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend Currency Hedged ETF
	Year Ended 9/30/16	For the Period 9/15/15* - 9/30/15
Net asset value, beginning of period	$38.92	$40.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.63	0.53
Net realized and unrealized gain (loss) (b)	3.09	(1.08)

Total from investment operations	4.72	(0.55)

Net equalization credits and charges	(0.16)	—

Distributions to shareholders from:
Net investment income	(1.90)	(0.53)
Net realized gains	(0.49)	—

Total distributions	(2.39)	(0.53)

Net asset value, end of period	$41.09	$38.92

Total return (c)	12.20%	(1.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,055	$3,892
Ratios to average net assets:
Total expenses	0.49%	0.48	%(d)
Net expenses	0.04%	0.03	%(d)
Net investment income (loss)	4.15%	30.27	%(d)
Portfolio turnover rate (e)	9%	0	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI International Real Estate Currency Hedged ETF
	Year Ended 9/30/16	For the Period 9/15/15* - 9/30/15
Net asset value, beginning of period	$40.52	$40.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.18	0.03
Net realized and unrealized gain (loss) (b)	2.11	0.49

Total from investment operations	3.29	0.52

Net equalization credits and charges	0.42	—

Distributions to shareholders from:
Net investment income	(1.58)	—
Net realized gains	(0.30)	—

Total distributions	(1.88)	—

Net asset value, end of period	$42.35	$40.52

Total return (c)	9.43%	1.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,118	$4,052
Ratios to average net assets:
Total expenses	0.49%	0.48	%(d)
Net investment income (loss)	2.89%	1.60	%(d)
Portfolio turnover rate (e)	18%	0	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$72.62	$83.84	$75.37	$73.54	$66.85

Income (loss) from investment operations:
Net investment income (loss) (a)	1.38	1.83	1.74	1.62	1.32
Net realized and unrealized gain (loss) (b)	10.81	(11.83)	7.95	1.96	8.00

Total from investment operations	12.19	(10.00)	9.69	3.58	9.32

Distributions to shareholders from:
Net investment income	(2.89)	(1.22)	(1.22)	(1.75)	(1.71)
Net realized gains	—	—	—	—	(0.92)

Total distributions	(2.89)	(1.22)	(1.22)	(1.75)	(2.63)

Net asset value, end of period	$81.92	$72.62	$83.84	$75.37	$73.54

Total return (c)	17.24%	(12.15)%	12.99%	4.91%	14.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$335,858	$428,447	$687,494	$399,460	$389,769
Ratios to average net assets:
Total expenses	0.49%	0.53%	0.59%	0.59%	0.60%
Net investment income (loss)	1.85%	2.14%	2.17%	2.14%	1.87%
Portfolio turnover rate (d)	1%	28%	15%	16%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Russia ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$14.90	$22.03	$27.19	$28.54	$25.65

Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.56	0.75	0.70	0.57
Net realized and unrealized gain (loss) (b)	3.12	(7.02)	(5.51)	(0.82)	2.80

Total from investment operations	3.60	(6.46)	(4.76)	(0.12)	3.37

Distributions to shareholders from:
Net investment income	(0.66)	(0.67)	(0.40)	(1.23)	(0.48)

Net asset value, end of period	$17.84	$14.90	$22.03	$27.19	$28.54

Total return (c)	25.55%	(29.32)%	(17.72)%	(0.41)%	13.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,759	$23,101	$23,135	$31,264	$39,963
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.60%	0.60%	0.59%
Net investment income (loss)	3.04%	3.27%	2.94%	2.56%	2.05%
Portfolio turnover rate (d)	10%	7%	4%	3%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$68.73	$76.42	$74.18	$65.45	$57.68

Income (loss) from investment operations:
Net investment income (loss) (a)	1.38	1.92	1.77	1.63	1.68
Net realized and unrealized gain (loss) (b)	10.68	(8.34)	1.93	8.72	7.56

Total from investment operations	12.06	(6.42)	3.70	10.35	9.24

Other capital	0.00 (c)	0.02	—	—	—

Distributions to shareholders from:
Net investment income	(1.94)	(1.29)	(1.46)	(1.62)	(1.47)

Net asset value, end of period	$78.85	$68.73	$76.42	$74.18	$65.45

Total return (d)	17.81%	(8.69)%	5.00%	16.20%	16.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$812,123	$817,908	$947,605	$897,623	$759,186
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.94%	2.32%	2.33%	2.31%	2.56%
Portfolio turnover rate (e)	6%	14%	10%	12%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI China A Shares IMI ETF
	For the Period 10/29/15* - 9/30/16
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.15
Net realized and unrealized gain (loss) (b)	(3.43)

Total from investment operations	(3.28)

Other capital	0.06

Distributions to shareholders from:
Net investment income	(0.31)

Net asset value, end of period	$21.47

Total return (c)	(12.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,147
Ratios to average net assets:
Total expenses	0.66	%(d)
Net investment income (loss)	0.74	%(d)
Portfolio turnover rate (e)	14%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$52.42	$66.35	$63.14	$63.85	$57.26

Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.28	1.39	1.38	1.48
Net realized and unrealized gain (loss) (b)	7.82	(13.88)	2.85	(0.55)	7.20

Total from investment operations	8.94	(12.60)	4.24	0.83	8.68

Net equalization credits and charges	—	0.00 (c)	—	—	—

Other capital	—	—	—	—	0.00 (d)

Distributions to shareholders from:
Net investment income	(1.16)	(1.33)	(1.03)	(1.54)	(1.41)
Net realized gains	—	—	—	—	(0.68)

Total distributions	(1.16)	(1.33)	(1.03)	(1.54)	(2.09)

Net asset value, end of period	$60.20	$52.42	$66.35	$63.14	$63.85

Total return (e)	17.38%	(19.34)%	6.73%	1.31%	15.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$234,783	$188,707	$285,285	$189,412	$166,023
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	2.05%	2.02%	2.12%	2.15%	2.39%
Portfolio turnover rate (f)	12%	18%	9%	21%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$25.06	$36.66	$40.34	$43.70	$43.89

Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	1.44	1.77	2.45	3.18
Net realized and unrealized gain (loss) (b)	2.29	(11.68)	(3.86)	(3.87)	(0.78)

Total from investment operations	3.57	(10.24)	(2.09)	(1.42)	2.40

Net equalization credits and charges	0.04	(0.03)	0.04	0.09	0.01

Other capital	0.02	0.01	0.01	0.05	—

Distributions to shareholders from:
Net investment income	(1.29)	(1.34)	(1.64)	(2.08)	(2.60)

Net asset value, end of period	$27.40	$25.06	$36.66	$40.34	$43.70

Total return (c)	14.70%	(28.56)%	(5.16)%	(2.80)%	5.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$300,042	$298,163	$491,217	$538,651	$301,515
Ratios to average net assets:
Total expenses	0.49%	0.53%	0.59%	0.60%	0.61%
Net investment income (loss)	4.91%	4.32%	4.50%	5.71%	6.80%
Portfolio turnover rate (d)	48%	78%	67%	85%	134%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$24.12	$35.19	$40.26	$41.26	$37.16

Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	0.82	1.07	1.02	0.95
Net realized and unrealized gain (loss) (b)	2.08	(10.80)	(5.43)	(0.37)	4.22

Total from investment operations	2.77	(9.98)	(4.36)	0.65	5.17

Distributions to shareholders from:
Net investment income	(0.74)	(1.09)	(0.71)	(1.65)	(1.07)

Net asset value, end of period	$26.15	$24.12	$35.19	$40.26	$41.26

Total return (c)	11.85%	(28.73)%	(11.01)%	1.68%	14.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,989	$41,009	$66,865	$76,485	$86,639
Ratios to average net assets:
Total expenses	0.62%	0.53%	0.59%	0.59%	0.60%
Net investment income (loss)	2.78%	2.82%	2.77%	2.48%	2.41%
Portfolio turnover rate (d)	15%	7%	15%	6%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Latin America ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$36.73	$61.51	$64.16	$71.28	$64.12

Income (loss) from investment operations:
Net investment income (loss) (a)	0.91	1.13	1.58	1.65	1.76
Net realized and unrealized gain (loss) (b)	8.83	(24.66)	(2.77)	(7.23)	7.40

Total from investment operations	9.74	(23.53)	(1.19)	(5.58)	9.16

Distributions to shareholders from:
Net investment income	(0.95)	(1.25)	(1.46)	(1.54)	(2.00)

Net asset value, end of period	$45.52	$36.73	$61.51	$64.16	$71.28

Total return (c)	27.02%	(38.76)%	(1.88)%	(7.86)%	14.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,314	$25,713	$49,208	$70,575	$114,055
Ratios to average net assets:
Total expenses	0.50%	0.53%	0.59%	0.59%	0.59%
Net investment income (loss)	2.28%	2.24%	2.50%	2.35%	2.43%
Portfolio turnover rate (d)	10%	6%	5%	10%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Middle East & Africa ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$57.25	$70.16	$67.53	$70.76	$62.01

Income (loss) from investment operations:
Net investment income (loss) (a)	1.33	1.69	1.47	1.52	2.13
Net realized and unrealized gain (loss) (b)	2.95	(12.64)	2.87	(3.17)	9.44

Total from investment operations	4.28	(10.95)	4.34	(1.65)	11.57

Distributions to shareholders from:
Net investment income	(1.33)	(1.96)	(1.71)	(1.58)	(2.82)

Net asset value, end of period	$60.20	$57.25	$70.16	$67.53	$70.76

Total return (c)	7.94%	(16.01)%	6.51%	(2.38)%	19.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,102	$40,076	$63,141	$67,535	$91,986
Ratios to average net assets:
Total expenses	0.49%	0.53%	0.59%	0.59%	0.59%
Net investment income (loss)	2.43%	2.47%	2.09%	2.26%	3.17%
Portfolio turnover rate (d)	6%	4%	23%	2%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P World ex-US ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$25.17	$28.46	$28.00	$23.91	$21.37

Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	0.71	0.89	0.73	0.75
Net realized and unrealized gain (loss) (b)	1.32	(3.25)	0.40	4.04	2.38

Total from investment operations	2.01	(2.54)	1.29	4.77	3.13

Distributions to shareholders from:
Net investment income	(0.69)	(0.75)	(0.83)	(0.68)	(0.59)
Net realized gains	(0.04)	—	—	—	—

Total distributions	(0.73)	(0.75)	(0.83)	(0.68)	(0.59)

Net asset value, end of period	$26.45	$25.17	$28.46	$28.00	$23.91

Total return (c)	8.12%	(9.14)%	4.52%	20.27%	14.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$634,833	$714,914	$825,443	$688,755	$411,282
Ratios to average net assets:
Total expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income (loss)	2.70%	2.53%	3.06%	2.79%	3.28%
Portfolio turnover rate (d)	3%	8%	17%	2%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$27.57	$32.76	$32.82	$27.49	$25.79

Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	0.57	0.54	0.65	0.57
Net realized and unrealized gain (loss) (b)	3.76	(2.14)	0.36	5.37	2.08

Total from investment operations	4.38	(1.57)	0.90	6.02	2.65

Other capital	—	—	—	—	0.00 (c)

Distributions to shareholders from:
Net investment income	(0.59)	(0.49)	(0.96)	(0.69)	(0.75)
Net realized gains	(0.15)	(3.13)	—	—	(0.20)

Total distributions	(0.74)	(3.62)	(0.96)	(0.69)	(0.95)

Net asset value, end of period	$31.21	$27.57	$32.76	$32.82	$27.49

Total return (d)	16.18%	(4.77)%	2.69%	22.25%	10.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$702,312	$650,556	$792,719	$813,871	$679,080
Ratios to average net assets:
Total expenses	0.40%	0.47%	0.60%	0.59%	0.59%
Net investment income (loss)	2.15%	1.93%	1.59%	2.20%	2.16%
Portfolio turnover rate (e)	20%	17%	51%	21%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$39.24	$41.54	$42.00	$39.29		$32.70

Income (loss) from investment operations:
Net investment income (loss) (a)	1.08	1.02	1.39	1.29		1.41
Net realized and unrealized gain (loss) (b)	2.32	(2.07)	0.16	4.01		5.67

Total from investment operations	3.40	(1.05)	1.55	5.30		7.08

Net equalization credits and charges	0.08	(0.01)	(0.06)	0.02		1.06

Distributions to shareholders from:
Net investment income	(1.11)	(1.24)	(1.95)	(2.61)		(1.55)

Net asset value, end of period	$41.61	$39.24	$41.54	$42.00		$39.29

Total return (d)	8.93%	(2.66)%	3.57%	13.83	%(c)	25.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,528,235	$4,753,058	$4,903,056	$4,045,899		$3,136,658
Ratios to average net assets:
Total expenses	0.59%	0.60%	0.59%	0.59%		0.59%
Net investment income (loss)	2.65%	2.40%	3.27%	3.10%		3.96%
Portfolio turnover rate (e)	14%	8%	8%	11%		11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$43.31	$48.84	$43.51	$40.42	$38.94

Income (loss) from investment operations:
Net investment income (loss) (a)	1.58	1.46	1.68	1.99	1.60
Net realized and unrealized gain (loss) (b)	4.23	(5.62)	5.20	2.71	1.53

Total from investment operations	5.81	(4.16)	6.88	4.70	3.13

Distributions to shareholders from:
Net investment income	(1.43)	(1.37)	(1.55)	(1.61)	(1.65)

Net asset value, end of period	$47.69	$43.31	$48.84	$43.51	$40.42

Total return (c)	13.85%	(8.77)%	15.95%	11.99%	8.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,850	$56,299	$112,333	$52,217	$36,378
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.41%	0.50%	0.59%
Net investment income (loss)	3.55%	3.03%	3.51%	4.79%	4.02%
Portfolio turnover rate (d)	21%	7%	14%	74%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$32.56	$48.62	$48.54	$50.90	$45.94

Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	1.51	1.33	1.30	1.14
Net realized and unrealized gain (loss) (b)	6.63	(16.27)	(0.10)	(2.41)	4.78

Total from investment operations	7.60	(14.76)	1.23	(1.11)	5.92

Distributions to shareholders from:
Net investment income	(1.09)	(1.30)	(1.15)	(1.25)	(0.96)

Net asset value, end of period	$39.07	$32.56	$48.62	$48.54	$50.90

Total return (c)	23.87%	(30.97)%	2.39%	(2.09)%	13.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$722,833	$569,822	$595,617	$407,763	$414,852
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.75%	3.52%	2.63%	2.63%	2.28%
Portfolio turnover rate (d)	23%	21%	18%	31%	18%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	For the Period 12/16/15* - 9/30/16
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.39
Net realized and unrealized gain (loss) (b)	8.91

Total from investment operations	9.30

Net equalization credits and charges	(0.02)

Other capital	0.02

Distributions to shareholders from:
Net investment income	(0.25)

Net asset value, end of period	$34.05

Total return (c)	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$829,092
Ratios to average net assets:
Total expenses	0.35	%(d)
Net investment income (loss)	1.63	%(d)
Portfolio turnover rate (e)	15%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$30.31	$35.09	$34.29	$30.49	$27.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	0.94	1.17	0.90	0.89
Net realized and unrealized gain (loss) (b)	2.00	(4.92)	0.72	3.88	2.93

Total from investment operations	2.87	(3.98)	1.89	4.78	3.82

Distributions to shareholders from:
Net investment income	(0.84)	(0.80)	(1.09)	(0.98)	(0.88)

Net asset value, end of period	$32.34	$30.31	$35.09	$34.29	$30.49

Total return (c)	9.66%	(11.58)%	5.43%	15.96%	14.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$847,299	$715,311	$575,494	$493,824	$384,218
Ratios to average net assets:
Total expenses	0.34%	0.34%	0.35%	0.34%	0.34%
Net expenses.	0.30%	0.32%	0.35%	0.34%	0.34%
Net investment income (loss)	2.80%	2.74%	3.25%	2.76%	3.03%
Portfolio turnover rate (d)	7%	8%	3%	2%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI IMI ETF
	Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13		For the Period 2/27/12* - 9/30/12
Net asset value, beginning of period	$58.64	$63.82		$58.20		$50.04		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	1.74		1.48		1.30		0.88
Net realized and unrealized gain (loss) (b)	6.12	(5.17)		5.39		8.16		(0.30)

Total from investment operations	7.65	(3.43)		6.87		9.46		0.58

Distributions to shareholders from:
Net investment income	(1.41)	(1.75)		(1.21)		(1.28)		(0.54)
Net realized gains	—	(0.00	)(c)	(0.04)		(0.02)		—

Total distributions	(1.41)	(1.75)		(1.25)		(1.30)		(0.54)

Net asset value, end of period	$64.88	$58.64		$63.82		$58.20		$50.04

Total return (d)	13.20%	(5.61)%		11.77%		19.15%		1.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$64,883	$35,186		$57,434		$5,820		$5,004
Ratios to average net assets:
Total expenses	0.25%	0.25%		0.25%		0.25%		0.25	%(e)
Net investment income (loss)	2.48%	2.70%		2.31%		2.40%		3.08	%(e)
Portfolio turnover rate (f)	2%	3%		0	%(g)	0	%(g)	0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Year Ended 9/30/16	For the Period 11/26/14* - 9/30/15
Net asset value, beginning of period	$67.90	$75.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.69	1.53
Net realized and unrealized gain (loss) (b)	6.47	(7.64)

Total from investment operations	8.16	(6.11)

Net equalization credits and charges	0.02	0.03

Distributions to shareholders from:
Net investment income.	(1.66)	(1.02)
Net realized gains	(0.05)	—

Total distributions	(1.71)	(1.02)

Net asset value, end of period	$74.37	$67.90

Total return (c)	12.22%	(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,683	$81,474
Ratios to average net assets:
Total expenses.	0.30%	0.30	%(d)
Net expenses	0.20%	0.20	%(d)
Net investment income (loss)	2.38%	2.42	%(d)
Portfolio turnover rate (e)	12%	4%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$52.68	$57.28		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.56	1.60		0.45
Net realized and unrealized gain (loss) (b)	2.70	(4.56)		(3.14)

Total from investment operations	4.26	(2.96)		(2.69)

Distributions to shareholders from:
Net investment income	(1.51)	(1.64)		(0.03)
Net realized gains	—	(0.00	)(c)	—

Total distributions	(1.51)	(1.64)		(0.03)

Net asset value, end of period	$55.43	$52.68		$57.28

Total return (d)	8.21%	(5.34)%		(4.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,315	$5,268		$5,728
Ratios to average net assets:
Total expenses	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	2.89%	2.80%		2.35	%(e)
Portfolio turnover rate (f)	20%	14%		0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$47.58	$59.59		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.27	1.58		0.77
Net realized and unrealized gain (loss) (b)	5.69	(12.48)		(1.23)

Total from investment operations	6.96	(10.90)		(0.46)

Other capital	0.05	0.20		0.06

Distributions to shareholders from:
Net investment income	(1.01)	(1.31)		(0.01)
Net realized gains	—	(0.00	)(c)	—

Total distributions	(1.01)	(1.31)		(0.01)

Net asset value, end of period	$53.58	$47.58		$59.59

Total return (d)	15.00%	(18.29)%		(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$116,539	$71,371		$5,959
Ratios to average net assets:
Total expenses	0.30%	0.30%		0.31	%(e)
Net investment income (loss)	2.59%	2.82%		3.85	%(e)
Portfolio turnover rate (f)	34%	23%		0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$57.96	$59.95		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.40	1.35		0.37
Net realized and unrealized gain (loss) (b)	6.46	(2.04)		(0.38)

Total from investment operations	7.86	(0.69)		(0.01)

Distributions to shareholders from:
Net investment income	(1.37)	(1.30)		(0.04)
Net realized gains	(0.70)	(0.00	)(c)	—

Total distributions	(2.07)	(1.30)		(0.04)

Net asset value, end of period	$63.75	$57.96		$59.95

Total return (d)	13.78%	(1.25)%		(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,375	$5,796		$5,995
Ratios to average net assets:
Total expenses	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	2.29%	2.18%		1.90	%(e)
Portfolio turnover rate (f)	18%	13%		0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Australia StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15		For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$42.50	$55.90		$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.80	2.48		1.10
Net realized and unrealized gain (loss) (b)	7.14	(13.31)		(5.20)

Total from investment operations	8.94	(10.83)		(4.10)

Net equalization credits and charges	0.26	0.15		—

Distributions to shareholders from:
Net investment income	(1.89)	(2.72)		—
Net realized gains	—	(0.00	)(c)	—

Total distributions	(1.89)	(2.72)		—

Net asset value, end of period	$49.81	$42.50		$55.90

Total return (d)	22.15%	(19.87)%		(6.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,962	$6,375		$5,590
Ratios to average net assets:
Total expenses	0.30%	0.30%		0.30	%(e)
Net investment income (loss)	3.93%	4.77%		5.99	%(e)
Portfolio turnover rate (f)	25%	12%		1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Canada StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$46.60	$59.82	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.18	0.39
Net realized and unrealized gain (loss) (b)	5.90	(13.19)	(0.55)

Total from investment operations.	7.03	(12.01)	(0.16)

Net equalization credits and charges	0.11	0.40	—

Distributions to shareholders from:
Net investment income	(1.08)	(1.61)	(0.02)

Net asset value, end of period	$52.66	$46.60	$59.82

Total return (c)	15.62%	(19.84)%	(0.26)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,430	$9,319	$2,991
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30	%(d)
Net investment income (loss)	2.30%	2.21%	2.06	%(d)
Portfolio turnover rate (e)	21%	15%	2%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Germany StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$48.44	$53.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	1.24	0.02	(b)
Net realized and unrealized gain (loss) (c)	3.33	(5.39)	(6.44)

Total from investment operations	4.53	(4.15)	(6.42)

Net equalization credits and charges	0.20	0.18	—

Distributions to shareholders from:
Net investment income.	(1.05)	(1.17)	(0.00	)(d)

Net asset value, end of period	$52.12	$48.44	$53.58

Total return (e)	9.99%	(7.64)%	(10.70	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,031	$9,688	$5,358
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30	%(f)
Net investment income (loss)	2.37%	2.26%	0.11	%(b)(f)
Portfolio turnover rate (g)	27%	18%	1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Japan StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$59.76	$60.46	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.95	0.88	0.41
Net realized and unrealized gain (loss) (b)	7.42	(0.97)	0.05

Total from investment operations	8.37	(0.09)	0.46

Net equalization credits and charges	0.27	0.24	—

Distributions to shareholders from:
Net investment income	(0.96)	(0.84)	—
Net realized gains	(0.01)	(0.01)	—

Total distributions	(0.97)	(0.85)	—

Net asset value, end of period	$67.43	$59.76	$60.46

Total return (c)	14.55%	0.21%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,487	$11,951	$6,046
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30	%(d)
Net investment income (loss)	1.48%	1.38%	2.21	%(d)
Portfolio turnover rate (e)	23%	23%	0	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Mexico StrategicFactors ETF
	Year Ended 9/30/16		Year Ended 9/30/15	For the Period 9/16/14* - 9/30/14
Net asset value, beginning of period	$22.61		$28.83	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.45		0.39	0.00	(c)
Net realized and unrealized gain (loss) (d)	(1.02)		(6.36)	(1.17)

Total from investment operations	(0.57)		(5.97)	(1.17)

Distributions to shareholders from:
Net investment income	(0.53)		(0.25)	—

Net asset value, end of period	$21.51		$22.61	$28.83

Total return (e)	(2.55	)%(b)	(20.76)%	(3.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,151		$2,261	$2,883
Ratios to average net assets:
Total expenses	0.43%		0.40%	0.40	%(f)
Net investment income (loss) (b)	2.01%		1.53%	0.37	%(f)
Portfolio turnover rate (g)	9%		7%	0	%(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.14 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2016, the total return would have been (3.18)%.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI South Korea StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 9/16/14* - 9/30/14
Net asset value, beginning of period	$23.69	$28.54	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.22	0.00	(b)
Net realized and unrealized gain (loss) (c)	4.22	(4.69)	(1.46)

Total from investment operations	4.47	(4.47)	(1.46)

Distributions to shareholders from:
Net investment income	(0.24)	(0.38)	—

Net asset value, end of period	$27.92	$23.69	$28.54

Total return (d)	19.00%	(15.78)%	(4.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,792	$2,369	$2,854
Ratios to average net assets:
Total expenses	0.41%	0.40%	0.40	%(e)
Net investment income (loss)	0.99%	0.86%	(0.40	)%(e)
Portfolio turnover rate (f)	17%	16%	1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Spain StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$44.41	$55.05	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.54	1.86	0.67	(b)
Net realized and unrealized gain (loss) (c)	(2.53)	(10.25)	(5.56)

Total from investment operations	(0.99)	(8.39)	(4.89)

Net equalization credits and charges	—	(0.20)	—

Distributions to shareholders from:
Net investment income	(1.48)	(2.05)	(0.06)

Net asset value, end of period	$41.94	$44.41	$55.05

Total return (d)	(2.23)%	(16.00)%	(8.16	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,097	$2,220	$8,258
Ratios to average net assets:
Total expenses	0.31%	0.30%	0.30	%(e)
Net investment income (loss)	3.66%	3.67%	3.83	%(b)(e)
Portfolio turnover rate (f)	9%	12%	1%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (8.28)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI Taiwan StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 9/16/14* - 9/30/14
Net asset value, beginning of period	$50.44	$57.83	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.54	1.57	(0.01)
Net realized and unrealized gain (loss) (b)	8.77	(8.87)	(2.16)

Total from investment operations	10.31	(7.30)	(2.17)

Distributions to shareholders from:
Net investment income	(1.48)	(0.09)	—
Net realized gains	(0.10)	—	—

Total distributions	(1.58)	(0.09)	—

Net asset value, end of period	$59.17	$50.44	$57.83

Total return (c)	21.12%	(12.64)%	(3.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,917	$5,044	$5,783
Ratios to average net assets:
Total expenses	0.41%	0.40%	0.40	%(d)
Net investment income (loss)	2.97%	2.68%	(0.37	)%(d)
Portfolio turnover rate (e)	16%	16%	0	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI United Kingdom StrategicFactors ETF
	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$50.14	$57.08	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.82	2.18	0.62	(b)
Net realized and unrealized gain (loss) (c)	(1.77)	(7.43)	(3.53)

Total from investment operations	0.05	(5.25)	(2.91)

Net equalization credits and charges	—	0.34	—

Distributions to shareholders from:
Net investment income.	(1.93)	(2.03)	(0.01)

Net asset value, end of period	$48.26	$50.14	$57.08

Total return (d)	0.18%	(8.85)%	(4.86	)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,413	$2,507	$5,708
Ratios to average net assets:
Total expenses	0.31%	0.30%	0.30	%(e)
Net investment income (loss)	3.71%	3.90%	3.40	%(b)(e)
Portfolio turnover rate (f)	24%	31%	0	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	For the Period 5/29/13* - 9/30/13
Net asset value, beginning of period	$58.60	$64.89	$63.33	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	2.56	2.70	2.99	0.75
Net realized and unrealized gain (loss) (b)	4.87	(6.27)	1.32	3.20

Total from investment operations	7.43	(3.57)	4.31	3.95

Net equalization credits and charges	0.08	0.39	0.06	0.01

Distributions to shareholders from:
Net investment income	(2.61)	(2.61)	(2.81)	(0.63)
Net realized gains	(0.29)	(0.50)	—	—

Total distributions	(2.90)	(3.11)	(2.81)	(0.63)

Net asset value, end of period	$63.21	$58.60	$64.89	$63.33

Total return (c)	13.16%	(5.17)%	6.85%	6.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$104,298	$73,250	$29,200	$9,499
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40	%(d)
Net investment income (loss)	4.27%	4.16%	4.46%	3.61	%(d)
Portfolio turnover rate (e)	49%	31%	37%	10%

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$33.95	$46.33	$46.60	$45.27		$45.07

Income (loss) from investment operations:
Net investment income (loss) (a)	1.68	2.05	2.41	3.27		3.29
Net realized and unrealized gain (loss) (b)	2.56	(12.36)	(0.29)	1.20		(0.22)

Total from investment operations	4.24	(10.31)	2.12	4.47		3.07

Net equalization credits and charges	0.05	(0.01)	0.03	(0.00	)(c)	0.14

Distributions to shareholders from:
Net investment income	(1.63)	(2.06)	(2.42)	(3.14)		(3.01)

Net asset value, end of period	$36.61	$33.95	$46.33	$46.60		$45.27

Total return (d)	12.98%	(22.86)%	4.43%	10.24%		7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,010,508	$974,416	$1,450,114	$1,304,826		$1,000,522
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.46%	0.45%		0.45%
Net investment income (loss)	4.81%	4.84%	4.96%	6.97%		7.11%
Portfolio turnover rate (e)	39%	76%	62%	121%		127%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13		Year Ended 9/30/12
Net asset value, beginning of period	$37.00	$48.31	$46.15	$44.43		$40.57

Income (loss) from investment operations:
Net investment income (loss) (a)	0.89	1.01	1.01	0.95		0.96
Net realized and unrealized gain (loss) (b)	5.84	(11.19)	2.11	1.81		5.15

Total from investment operations	6.73	(10.18)	3.12	2.76		6.11

Net equalization credits and charges	—	0.00	—	—		—

Other capital	0.04	0.04	0.05	0.03		0.04

Distributions to shareholders from:
Net investment income	(1.03)	(1.17)	(1.01)	(1.07)		(0.92)
Net realized gains	—	—	—	—		(1.37)

Total distributions	(1.03)	(1.17)	(1.01)	(1.07)		(2.29)

Net asset value, end of period	$42.74	$37.00	$48.31	$46.15		$44.43

Total return (d)	18.67%	(21.38)%	6.90%	6.29	%(c)	16.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$320,556	$373,681	$570,082	$761,466		$897,446
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%		0.66%
Net investment income (loss)	2.29%	2.26%	2.10%	2.05%		2.27%
Portfolio turnover rate (e)	19%	12%	23%	18%		22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$45.11	$44.24	$42.16	$40.56	$32.58

Income (loss) from investment operations:
Net investment income (loss) (a)	1.23	1.17	1.23	1.16	1.12
Net realized and unrealized gain (loss) (b)	4.88	1.04	2.24	2.21	7.52

Total from investment operations	6.11	2.21	3.47	3.37	8.64

Net equalization credits and charges	0.03	0.02	0.07	0.10	0.58

Distributions to shareholders from:
Net investment income	(1.57)	(1.36)	(1.46)	(1.87)	(1.24)

Net asset value, end of period	$49.68	$45.11	$44.24	$42.16	$40.56

Total return (c)	13.71%	4.96%	8.44%	8.61%	28.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,494,073	$1,899,194	$1,473,132	$1,003,377	$543,476
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.56%	2.46%	2.77%	2.71%	2.96%
Portfolio turnover rate (d)	9%	6%	7%	8%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Discretionary Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$35.75	$36.81	$37.95	$27.65	$25.05

Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	0.80	0.72	0.68	0.52
Net realized and unrealized gain (loss) (b)	0.50	(1.07)	(1.00)	10.26	3.11

Total from investment operations	1.31	(0.27)	(0.28)	10.94	3.63

Net equalization credits and charges	0.02	0.00 (c)	(0.01)	(0.02)	(0.13)

Distributions to shareholders from:
Net investment income	(0.82)	(0.79)	(0.85)	(0.62)	(0.51)
Net realized gains	—	—	—	—	(0.39)

Total distributions	(0.82)	(0.79)	(0.85)	(0.62)	(0.90)

Net asset value, end of period	$36.26	$35.75	$36.81	$37.95	$27.65

Total return (d)	3.84%	(0.85)%	(0.91)%	39.94%	14.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,691	$14,302	$18,405	$18,976	$5,529
Ratios to average net assets:
Total expenses	0.40%	0.44%	0.50%	0.50%	0.51%
Net investment income (loss)	2.25%	2.07%	1.84%	2.04%	1.96%
Portfolio turnover rate (e)	9%	9%	2%	2%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$39.47	$38.96	$38.89	$34.52	$29.60

Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	0.85	0.96	0.92	0.82
Net realized and unrealized gain (loss) (b)	4.88	0.45	0.04	4.25	4.90

Total from investment operations	5.69	1.30	1.00	5.17	5.72

Net equalization credits and charges	(0.01)	0.03	0.04	0.04	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.85)	(0.82)	(0.97)	(0.84)	(0.80)

Net asset value, end of period	$44.30	$39.47	$38.96	$38.89	$34.52

Total return (d)	14.46%	3.41%	2.61%	15.20%	19.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,442	$65,130	$42,853	$36,941	$18,986
Ratios to average net assets:
Total expenses	0.40%	0.43%	0.50%	0.50%	0.50%
Net investment income (loss)	1.93%	2.12%	2.40%	2.47%	2.53%
Portfolio turnover rate (e)	3%	5%	5%	4%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Energy Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$15.47	$25.75	$25.07	$25.31	$22.46

Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	0.78	0.89	0.81	0.79
Net realized and unrealized gain (loss) (b)	2.02	(10.33)	0.60	(0.28)	2.89

Total from investment operations	2.77	(9.55)	1.49	0.53	3.68

Net equalization credits and charges	0.00 (c)	0.03	0.05	0.03	(0.02)

Distributions to shareholders from:
Net investment income	(0.72)	(0.76)	(0.86)	(0.80)	(0.81)

Net asset value, end of period	$17.52	$15.47	$25.75	$25.07	$25.31

Total return (d)	18.31%	(37.45)%	6.04%	2.35%	16.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,045	$23,207	$19,312	$12,535	$11,389
Ratios to average net assets:
Total expenses	0.40%	0.43%	0.50%	0.50%	0.50%
Net investment income (loss)	4.53%	3.95%	3.30%	3.30%	3.16%
Portfolio turnover rate (e)	10%	5%	9%	2%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$19.24	$21.85	$21.76	$17.67	$15.47

Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	0.62	0.72	0.70	0.64
Net realized and unrealized gain (loss) (b)	(1.21)	(2.62)	0.39	4.27	2.15

Total from investment operations	(0.57)	(2.00)	1.11	4.97	2.79

Net equalization credits and charges	0.16	0.02	(0.18)	(0.11)	(0.07)

Distributions to shareholders from:
Net investment income	(0.92)	(0.63)	(0.84)	(0.77)	(0.52)

Net asset value, end of period	$17.91	$19.24	$21.85	$21.76	$17.67

Total return (c)	(1.98)%	(9.25)%	4.23%	27.98%	18.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,269	$10,580	$10,924	$6,528	$3,534
Ratios to average net assets:
Total expenses	0.40%	0.44%	0.51%	0.50%	0.50%
Net investment income (loss)	3.47%	2.92%	3.19%	3.50%	3.94%
Portfolio turnover rate (d)	21%	12%	20%	2%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Health Care Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$48.32	$48.98		$41.71	$35.15	$29.55

Income (loss) from investment operations:
Net investment income (loss) (a)	0.91	0.73		0.81	0.77	0.86
Net realized and unrealized gain (loss) (b)	(0.50)	(0.67)		7.30	6.53	5.57

Total from investment operations	0.41	0.06		8.11	7.30	6.43

Net equalization credits and charges	(0.02)	0.02		0.02	0.07	(0.01)

Distributions to shareholders from:
Net investment income	(0.96)	(0.74)		(0.86)	(0.81)	(0.82)
Net realized gains	(0.08)	(0.00	)(c)	—	—	—

Total distributions	(1.04)	(0.74)		(0.86)	(0.81)	(0.82)

Net asset value, end of period	$47.67	$48.32		$48.98	$41.71	$35.15

Total return (d)	0.80%	0.10%		19.57%	21.14%	22.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,054	$74,901		$66,125	$60,479	$28,123
Ratios to average net assets:
Total expenses	0.40%	0.44%		0.50%	0.50%	0.50%
Net investment income (loss)	1.88%	1.44%		1.76%	1.98%	2.70%
Portfolio turnover rate (e)	7%	11%		13%	8%	14%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Industrial Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$26.65	$30.40	$30.53	$24.67	$22.46

Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	0.55	0.68	0.63	0.55
Net realized and unrealized gain (loss) (b)	3.70	(3.77)	(0.07)	6.18	2.32

Total from investment operations	4.32	(3.22)	0.61	6.81	2.87

Net equalization credits and charges	0.06	0.02	(0.07)	(0.21)	(0.10)

Distributions to shareholders from:
Net investment income	(0.68)	(0.55)	(0.67)	(0.74)	(0.56)

Net asset value, end of period	$30.35	$26.65	$30.40	$30.53	$24.67

Total return (c)	16.68%	(10.70)%	1.67%	27.19%	12.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,177	$17,322	$24,324	$13,740	$8,635
Ratios to average net assets:
Total expenses	0.40%	0.45%	0.51%	0.50%	0.50%
Net investment income (loss)	2.19%	1.85%	2.17%	2.29%	2.27%
Portfolio turnover rate (d)	10%	12%	4%	7%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Materials Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$16.47	$21.72		$23.33		$23.68	$22.83

Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.59	(b)	0.46		0.44	0.42
Net realized and unrealized gain (loss) (c)	3.54	(5.23)		(1.40)		(0.31)	0.87

Total from investment operations	3.88	(4.64)		(0.94)		0.13	1.29

Net equalization credits and charges	0.01	0.00	(d)	(0.00	)(d)	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.36)	(0.61)		(0.67)		(0.47)	(0.45)

Net asset value, end of period	$20.00	$16.47		$21.72		$23.33	$23.68

Total return (e)	23.96%	(21.82	)%(b)	(4.19)%		0.43%	5.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,000	$4,940		$7,603		$9,333	$11,842
Ratios to average net assets:
Total expenses	0.41%	0.45%		0.52%		0.50%	0.50%
Net investment income (loss)	1.92%	2.88	%(b)	1.95%		1.90%	1.77%
Portfolio turnover rate (f)	12%	2%		15%		8%	0	%(g)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.13 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2015, the total return would have been (22.96)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$29.16	$31.48		$30.02		$24.18	$22.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.37		0.32		0.31	0.29
Net realized and unrealized gain (loss) (b)	6.00	(2.40)		1.62		5.89	2.37

Total from investment operations	6.41	(2.03)		1.94		6.20	2.66

Net equalization credits and charges	0.02	(0.00	)(c)	(0.00	)(c)	(0.06)	(0.03)

Distributions to shareholders from:
Net investment income	(0.61)	(0.29)		(0.48)		(0.30)	(0.31)
Net realized gains	—	—		—		—	(0.14)

Total distributions	(0.61)	(0.29)		(0.48)		(0.30)	(0.45)

Net asset value, end of period	$34.98	$29.16		$31.48		$30.02	$24.18

Total return (d)	22.29%	(6.50)%		6.43%		25.54%	12.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,493	$10,206		$12,591		$12,007	$10,881
Ratios to average net assets:
Total expenses	0.40%	0.45%		0.53%		0.50%	0.50%
Net investment income (loss)	1.30%	1.14%		1.00%		1.13%	1.21%
Portfolio turnover rate (e)	8%	5%		4%		13%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Telecommunications Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14		Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$24.20	$25.63	$26.89		$22.82	$22.65

Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	0.77	3.19	(b)	0.98	1.45
Net realized and unrealized gain (loss) (c)	0.64	(1.41)	(1.01)		4.01	0.10

Total from investment operations	1.52	(0.64)	2.18		4.99	1.55

Net equalization credits and charges	(0.03)	(0.01)	(0.10)		0.01	(0.01)

Distributions to shareholders from:
Net investment income	(1.00)	(0.78)	(3.34)		(0.93)	(1.37)

Net asset value, end of period	$24.69	$24.20	$25.63		$26.89	$22.82

Total return (d)	6.19%	(2.70)%	7.43	%(b)	22.68%	7.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,394	$36,300	$43,565		$33,618	$25,098
Ratios to average net assets:
Total expenses	0.40%	0.44%	0.51%		0.50%	0.50%
Net investment income (loss)	3.52%	2.94%	11.54	%(b)	4.18%	6.48%
Portfolio turnover rate (e)	14%	21%	16%		7%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $2.29 per share and 8.27% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 0.02%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P International Utilities Sector ETF
	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12
Net asset value, beginning of period	$15.95	$18.81	$17.72	$16.39	$17.38

Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	0.60	0.69	0.65	0.85
Net realized and unrealized gain (loss) (b)	0.31	(2.82)	1.04	1.33	(1.24)

Total from investment operations	0.97	(2.22)	1.73	1.98	(0.39)

Net equalization credits and charges	0.01	(0.01)	0.02	0.06	0.14

Distributions to shareholders from:
Net investment income	(0.64)	(0.63)	(0.66)	(0.71)	(0.74)

Net asset value, end of period	$16.29	$15.95	$18.81	$17.72	$16.39

Total return (c)	6.22%	(11.98)%	9.86%	12.79%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,140	$27,114	$69,587	$39,868	$25,403
Ratios to average net assets:
Total expenses	0.40%	0.45%	0.50%	0.50%	0.50%
Net investment income (loss)	4.06%	3.38%	3.65%	3.87%	5.15%
Portfolio turnover rate (d)	9%	6%	8%	1%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2016

1.	Organization

SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of September 30, 2016, the Trust offered fifty (50) series, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following Funds:

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX Small Cap ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI International Real Estate Currency Hedged ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Emerging Markets ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P World ex-US ETF

SPDR S&P International Small Cap ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EAFE StrategicFactors ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI World StrategicFactors ETF

SPDR MSCI Australia StrategicFactors ETF

SPDR MSCI Canada StrategicFactors ETF

SPDR MSCI Germany StrategicFactors ETF

SPDR MSCI Japan StrategicFactors ETF

SPDR MSCI Mexico StrategicFactors ETF

SPDR MSCI South Korea StrategicFactors ETF

SPDR MSCI Spain StrategicFactors ETF

SPDR MSCI Taiwan StrategicFactors ETF

SPDR MSCI United Kingdom StrategicFactors ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

Each fund is classified as a non-diversified investment company under the 1940 Act.

SPDR MSCI China A Shares IMI ETF was formed on October 28, 2015 and commenced operations on October 29, 2015. SPDR S&P North American Natural Resources ETF was formed on December 15, 2015 and commenced operations on December 16, 2015.

On August 31, 2016, SPDR S&P BRIC 40 ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, and SPDR S&P International Mid Cap ETF were liquidated and closed.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets ETF and SPDR MSCI Emerging Markets StrategicFactors ETF had transfers of securities from Level 1 to Level 2 during the period ended September 30, 2016 in the amounts of $10,645,514, $5,094,819 and $1,746,078, respectively, due to inactive trading of the foreign market shares in those securities. At September 30, 2016, these investments were valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At September 30, 2015, these investments were valued at exchange closing prices in accordance with the Fund’s valuation policy.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Funds invest in Real Estate Investment Trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended September 30, 2016 :

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX Small Cap ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI International Real Estate Currency Hedged ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI Australia StrategicFactors ETF

SPDR MSCI Canada StrategicFactors ETF

SPDR MSCI Germany StrategicFactors ETF

SPDR MSCI Japan StrategicFactors ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

Distributions

The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:

SPDR STOXX Europe 50 ETF

SPDR EURO STOXX 50 ETF

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI International Real Estate Currency Hedged ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR MSCI China A Shares IMI ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Dividend ETF

SPDR S&P International Dividend ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

The following Funds declare and distribute from net investment income, if any, to its shareholders semi-annually:

SPDR EURO STOXX Small Cap ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR S&P Emerging Markets ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P World ex-US ETF

SPDR S&P International Small Cap ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR S&P North American Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI EAFE StrategicFactors ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI World StrategicFactors ETF

SPDR MSCI Australia StrategicFactors ETF

SPDR MSCI Canada StrategicFactors ETF

SPDR MSCI Germany StrategicFactors ETF

SPDR MSCI Japan StrategicFactors ETF

SPDR MSCI Mexico StrategicFactors ETF

SPDR MSCI South Korea StrategicFactors ETF

SPDR MSCI Spain StrategicFactors ETF

SPDR MSCI Taiwan StrategicFactors ETF

SPDR MSCI United Kingdom StrategicFactors ETF

SPDR S&P Emerging Markets Small Cap ETF

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2016, the following Funds entered into futures contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Return enhancement, hedging and exposing cash reserves to markets
SPDR S&P Emerging Markets ETF	Return enhancement, hedging and exposing cash reserves to markets

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended September 30, 2016, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:

Funds	Strategies
SPDR EURO STOXX 50 Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies
SPDR S&P International Dividend Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies
SPDR MSCI International Real Estate Currency Hedged ETF	Hedging to offset the Fund’s exposure to the component currencies

The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2016, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$7,166	$—	$—	$—	$7,166
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	—	26,070	—	—	—	26,070
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$13,956	$—	$—	$—	$13,956

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$103,868	$—	$—	$—	$103,868
Futures Contracts (b)	—	—	—	258	—	258
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	—	50,646	—	—	—	50,646
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Exchange Contracts (a)	—	39,283	—	—	—	39,283
SPDR S&P Emerging Markets ETF
Futures Contracts (b)	—	—	—	3,646	—	3,646

(a)	Unrealized depreciation on forward foreign currency exchange contracts.
(b)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflects the current day’s net variation margin.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	$—	$(119,384)	$—	$—	$—	$(119,384)
Futures Contracts	—	—	—	(2,456)	—	(2,456)
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	—	38,967	—	—	—	38,967
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	—	(40,827)	—	—	—	(40,827)
SPDR S&P Emerging Markets ETF
Futures Contracts	—	—	—	71,604	—	71,604

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR EURO STOXX 50 Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	$—	$(127,095)	$—	$—	$—	$(127,095)
Futures Contracts	—	—	—	2,901	—	2,901
SPDR S&P International Dividend Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	—	(74,095)	—	—	—	(74,095)
SPDR MSCI International Real Estate Currency Hedged ETF
Forward Foreign Currency Exchange Contracts	—	(58,356)	—	—	—	(58,356)
SPDR S&P Emerging Markets ETF
Futures Contracts	—	—	—	(1,657)	—	(1,657)

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at September 30, 2016:

SPDR EURO STOXX 50 Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$4	$(4)	$—	$—
Goldman Sachs Capital Markets L.P.	7,162	(1,920)	—	5,242

	$7,166	$(1,924)	$—	$5,242

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$(19,941)	$4	$—	$(19,937)
Citibank N.A.	(21,687)	—	—	(21,687)
Goldman Sachs Capital Markets L.P.	(1,920)	1,920	—	—
Royal Bank of Canada	(289)	—	—	(289)
Toronto Dominion Bank	(20,105)	—	—	(20,105)
UBS	(19,977)	—	—	(19,977)
Westpac Banking Corp.	(19,949)	—	—	(19,949)

	$(103,868)	$1,924	$—	$(101,944)

SPDR S&P International Dividend Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$10,359	$(881)	$—	$9,478
Citibank N.A.	5,556	(5,556)	—	—
Goldman Sachs Capital Markets L.P.	1,215	(438)	—	777
Societe Generale.	243	(11)	—	232
UBS	1,831	(13)	—	1,818
Westpac Banking Corp.	6,866	(6,866)	—	—

	$26,070	$(13,765)	$—	$12,305

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$(881)	$881	$—	$—
Citibank N.A.	(20,961)	5,556	—	(15,405)
Goldman Sachs Capital Markets L.P.	(438)	438	—	—
Societe Generale	(11)	11	—	—
Toronto Dominion Bank	(8,831)	—	—	(8,831)
UBS	(13)	13	—	—
Westpac Banking Corp.	(19,511)	6,866	—	(12,645)

	$(50,646)	$13,765	$—	$(36,881)

SPDR MSCI International Real Estate Currency Hedged ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$4,441	$(568)	$—	$3,873
Citibank N.A.	536	(536)	—	—
Goldman Sachs Capital Markets L.P.	1,088	(80)	—	1,008
Toronto Dominion Bank	5	(5)	—	—
UBS	4,280	(580)	—	3,700
Westpac Banking Corp.	3,606	(3,606)	—	—

	$13,956	$(5,375)	$—	$8,581

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
BNP Paribas SA	$(568)	$568	$—	$—
Citibank N.A.	(11,028)	536	—	(10,492)
Goldman Sachs Capital Markets L.P.	(80)	80	—	—
Toronto Dominion Bank	(19,542)	5	—	(19,537)
UBS	(580)	580	—	—
Westpac Banking Corp.	(7,485)	3,606	—	(3,879)

	$(39,283)	$5,375	$—	$(33,908)

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR EURO STOXX Small Cap ETF	0.45
SPDR EURO STOXX 50 Currency Hedged ETF	0.32
SPDR S&P International Dividend Currency Hedged ETF	0.48
SPDR MSCI International Real Estate Currency Hedged ETF	0.48
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR MSCI China A Shares IMI ETF	0.65
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Europe ETF	0.49
SPDR S&P Emerging Latin America ETF	0.49
SPDR S&P Emerging Middle East & Africa ETF	0.49
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.40
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR MSCI World StrategicFactors ETF	0.30
SPDR MSCI Australia StrategicFactors ETF	0.30
SPDR MSCI Canada StrategicFactors ETF	0.30
SPDR MSCI Germany StrategicFactors ETF	0.30
SPDR MSCI Japan StrategicFactors ETF	0.30
SPDR MSCI Mexico StrategicFactors ETF	0.40
SPDR MSCI South Korea StrategicFactors ETF	0.40
SPDR MSCI Spain StrategicFactors ETF	0.30
SPDR MSCI Taiwan StrategicFactors ETF	0.40
SPDR MSCI United Kingdom StrategicFactors ETF	0.30

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

Annual Rate
SPDR S&P Global Dividend ETF	0.40%
SPDR S&P International Dividend ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.40
SPDR S&P International Consumer Staples Sector ETF	0.40
SPDR S&P International Energy Sector ETF	0.40
SPDR S&P International Financial Sector ETF	0.40
SPDR S&P International Health Care Sector ETF	0.40
SPDR S&P International Industrial Sector ETF	0.40
SPDR S&P International Materials Sector ETF	0.40
SPDR S&P International Technology Sector ETF	0.40
SPDR S&P International Telecommunications Sector ETF	0.40
SPDR S&P International Utilities Sector ETF	0.40

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees, acquired fund fees and expenses, litigation expenses and other extraordinary expenses).

The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2017, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF and the SPDR MSCI ACWI Low Carbon Target ETF will be limited to 0.30% and 0.20%, respectively, of each Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2017, the waiver may be cancelled or modified at any time. For the period ended September 30, 2016, SPDR MSCI ACWI ex-US ETF and the SPDR MSCI ACWI Low Carbon Target ETF waived $324,548 and $90,829, respectively.

For the SPDR EURO STOXX 50 Currency Hedged ETF and the SPDR S&P International Dividend Currency Hedged ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in the underlying fund, until January 31, 2017. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2017, the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board. For the period ended September 30, 2016, SPDR EURO STOXX 50 Currency Hedged ETF and the SPDR S&P International Dividend Currency Hedged ETF waived $31,597 and $17,261, respectively.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Markets, LLC (“SSGM” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2016, and therefore no such payments have been made.

Other Transactions with Affiliates — Securities Lending

State Street Corporation an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2016, are disclosed in the Schedules of Investments.

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of September 30, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of a Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
SPDR MSCI Mexico StrategicFactors ETF	1	45.40%
SPDR MSCI South Korea StrategicFactors ETF	1	65.00%
SPDR MSCI Taiwan StrategicFactors ETF	1	91.90%

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. The SPDR Dow Jones Global Real Estate ETF has a cash overdraft related to unsettled foreign currency transactions. The SPDR MSCI Emerging Markets StrategicFactorsSM ETF and SPDR MSCI Australia StrategicFactorsSM ETF had a cash overdraft related to overspending.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended September 30, 2016, were as follows:

	Purchases	Sales
SPDR STOXX Europe 50 ETF	$17,362,627	$17,210,202
SPDR EURO STOXX 50 ETF	233,544,870	245,593,795
SPDR EURO STOXX Small Cap ETF	13,508,831	13,915,006
SPDR EURO STOXX 50 Currency Hedged ETF	1,060,084	1,120,192
SPDR S&P International Dividend Currency Hedged ETF	346,391	444,687
SPDR MSCI International Real Estate Currency Hedged ETF	711,615	856,228
SPDR S&P Emerging Asia Pacific ETF	3,806,216	62,815,681
SPDR S&P Russia ETF	2,552,759	2,337,442
SPDR S&P China ETF	71,336,924	46,083,198
SPDR MSCI China A Shares IMI ETF	2,805,568	305,357
SPDR S&P Emerging Markets ETF	27,248,596	20,616,152
SPDR S&P Emerging Markets Dividend ETF	127,604,772	134,262,929
SPDR S&P Emerging Europe ETF	5,754,141	7,018,988
SPDR S&P Emerging Latin America ETF	2,628,778	3,836,975
SPDR S&P Emerging Middle East & Africa ETF	1,902,449	4,239,750
SPDR S&P World ex-US ETF	23,658,363	29,928,484
SPDR S&P International Small Cap ETF	135,843,605	143,832,267
SPDR Dow Jones International Real Estate ETF	650,172,803	650,771,573
SPDR S&P Global Infrastructure ETF	14,387,886	14,459,970
SPDR S&P Global Natural Resources ETF	140,915,144	142,447,593
SPDR S&P North American Natural Resources ETF	122,515,168	121,687,247
SPDR MSCI ACWI ex-US ETF	62,111,530	56,101,598
SPDR MSCI ACWI IMI ETF	1,592,329	982,977
SPDR MSCI ACWI Low Carbon Target ETF	11,047,459	10,612,356
SPDR MSCI EAFE StrategicFactors ETF	1,344,011	1,203,715
SPDR MSCI Emerging Markets StrategicFactors ETF	47,600,237	32,212,451
SPDR MSCI World StrategicFactors ETF	1,105,630	1,176,535
SPDR MSCI Australia StrategicFactors ETF	2,237,038	2,244,660
SPDR MSCI Canada StrategicFactors ETF	2,967,545	2,986,447
SPDR MSCI Germany StrategicFactors ETF	3,028,989	3,111,691
SPDR MSCI Japan StrategicFactors ETF	2,776,206	2,725,814
SPDR MSCI Mexico StrategicFactors ETF	195,533	211,748
SPDR MSCI South Korea StrategicFactors ETF	422,135	421,212
SPDR MSCI Spain StrategicFactors ETF	200,234	226,613
SPDR MSCI Taiwan StrategicFactors ETF	834,664	848,453
SPDR MSCI United Kingdom StrategicFactors ETF	597,395	589,089
SPDR S&P Global Dividend ETF	37,267,609	36,727,305
SPDR S&P International Dividend ETF	355,031,626	357,049,198
SPDR S&P Emerging Markets Small Cap ETF	61,851,373	117,620,415
SPDR Dow Jones Global Real Estate ETF	200,193,712	200,616,735
SPDR S&P International Consumer Discretionary Sector ETF	1,113,787	1,173,060

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	Purchases	Sales
SPDR S&P International Consumer Staples Sector ETF	$1,223,777	$2,783,999
SPDR S&P International Energy Sector ETF	3,431,802	2,750,674
SPDR S&P International Financial Sector ETF	1,721,168	2,112,574
SPDR S&P International Health Care Sector ETF	4,169,382	4,566,656
SPDR S&P International Industrial Sector ETF	1,458,482	1,743,070
SPDR S&P International Materials Sector ETF	627,790	561,619
SPDR S&P International Technology Sector ETF	836,681	938,667
SPDR S&P International Telecommunications Sector ETF	4,248,790	4,417,192
SPDR S&P International Utilities Sector ETF	2,903,039	3,008,264

The Statement of Changes in Net Assets for the year ended September 30, 2015 for the SPDR S&P Russia ETF has been revised to reflect a reclassification between Net realized gain (loss) and Net unrealized appreciation/depreciation as a result of an immaterial error related to an overstatement of losses recognized in the prior period. In addition to this revision, the beginning balance of components of net asset and capital loss carryforward available to offset future realized capital gains have been revised related to this error.

	Original Balance	Revised Balanced
Net realized gain (loss)	$(1,357,635)	$(936,520)

Net change in unrealized appreciation/depreciation	$(6,375,794)	$(6,796,909)

For the year ended September 30, 2016, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR STOXX Europe 50 ETF	$—	$52,820,947	$(2,136,681)
SPDR EURO STOXX 50 ETF	221,669,255	1,601,977,699	(67,942,135)
SPDR EURO STOXX Small Cap ETF	22,136,701	18,867,752	(1,348,626)
SPDR EURO STOXX 50 Currency Hedged ETF	11,686,576	3,450,897	7,739
SPDR S&P International Dividend Currency Hedged ETF	—	2,008,546	36,279
SPDR MSCI International Real Estate Currency Hedged ETF .	—	2,114,286	172,445
SPDR S&P Emerging Asia Pacific ETF	—	82,175,792	(10,293,087)
SPDR S&P Russia ETF	2,451,503	2,939,351	(31,258)
SPDR S&P China ETF	—	130,013,650	(2,827,961)
SPDR S&P Emerging Markets ETF	52,510,362	39,864,557	(2,022,774)
SPDR S&P Emerging Markets Dividend ETF	29,471,478	38,336,401	(9,921,943)
SPDR S&P Emerging Europe ETF	22,522,078	29,527,096	(8,174,571)
SPDR S&P Emerging Latin America ETF	2,931,346	5,374,144	(3,165,422)
SPDR S&P Emerging Middle East & Africa ETF	—	8,356,793	(2,162,870)
SPDR S&P World ex-US ETF	64,623,943	166,802,085	20,778,781
SPDR S&P International Small Cap ETF	51,003,296	75,296,025	7,507,468
SPDR Dow Jones International Real Estate ETF	130,544,675	614,880,027	157,463,814
SPDR S&P Global Infrastructure ETF	35,715,540	12,396,989	487,507
SPDR S&P Global Natural Resources ETF	195,659,019	157,005,668	17,219,440
SPDR S&P North American Natural Resources ETF	716,813,789	144,441,866	32,199,525
SPDR MSCI ACWI ex-US ETF	199,433,129	113,497,555	13,485,954

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI ACWI IMI ETF	$24,813,686	$—	$—
SPDR MSCI ACWI Low Carbon Target ETF	6,463,135	—	—
SPDR MSCI EAFE StrategicFactors ETF	2,601,501	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	31,034,403	14,730,138	2,284,857
SPDR MSCI Australia StrategicFactors ETF	2,246,042	—	—
SPDR MSCI Canada StrategicFactors ETF	6,839,769	—	—
SPDR MSCI Germany StrategicFactors ETF	2,493,120	—	—
SPDR MSCI Japan StrategicFactors ETF	6,246,925	6,027,700	76,189
SPDR S&P Global Dividend ETF	46,044,449	20,044,206	1,012,483
SPDR S&P International Dividend ETF	115,171,526	147,371,307	(4,440,470)
SPDR S&P Emerging Markets Small Cap ETF	4,749,520	50,881,061	(15,521,156)
SPDR Dow Jones Global Real Estate ETF	428,605,010	33,279,144	10,501,619
SPDR S&P International Consumer Discretionary Sector ETF	1,668,069	3,370,734	2,622
SPDR S&P International Consumer Staples Sector ETF	6,000,602	39,241,736	5,056,334
SPDR S&P International Energy Sector ETF	23,067,958	14,773,762	1,149,391
SPDR S&P International Financial Sector ETF	2,736,738	5,872,322	(792,374)
SPDR S&P International Health Care Sector ETF	7,149,116	30,964,147	6,149,061
SPDR S&P International Industrial Sector ETF	4,103,519	7,491,039	(416,242)
SPDR S&P International Materials Sector ETF	2,598,336	3,284,353	(1,102,499)
SPDR S&P International Technology Sector ETF	—	1,333,907	120,190
SPDR S&P International Telecommunications Sector ETF	2,482,935	11,296,176	1,439,705
SPDR S&P International Utilities Sector ETF	36,676,765	34,262,304	1,621,448

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for tax equalization, character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, REITs, passive foreign investment companies, return of capital, and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the period ended September 30, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR STOXX Europe 50 ETF	$7,235,067	$—	$—	$7,235,067
SPDR EURO STOXX 50 ETF	104,977,475	—	—	104,977,475
SPDR EURO STOXX Small Cap ETF	524,645	—	—	524,645
SPDR EURO STOXX 50 Currency Hedged ETF	420,669	71,096	—	491,765
SPDR S&P International Dividend Currency Hedged ETF	186,908	28,721	—	215,629
SPDR MSCI International Real Estate Currency Hedged ETF	170,279	18,123	—	188,402
SPDR S&P Emerging Asia Pacific ETF	15,794,101	—	—	15,794,101
SPDR S&P Russia ETF	1,046,770	—	—	1,046,770
SPDR S&P China ETF	22,176,022	—	—	22,176,022
SPDR MSCI China A Shares IMI ETF	28,775	—	2,643	31,418
SPDR S&P Emerging Markets ETF	3,843,662	—	—	3,843,662
SPDR S&P Emerging Markets Dividend ETF	13,540,223	—	—	13,540,223
SPDR S&P Emerging Europe ETF	1,195,312	—	—	1,195,312
SPDR S&P Emerging Latin America ETF	668,273	—	—	668,273
SPDR S&P Emerging Middle East & Africa ETF	784,205	—	—	784,205
SPDR S&P World ex-US ETF	19,228,167	874,741	—	20,102,908
SPDR S&P International Small Cap ETF	17,762,030	183,902	—	17,945,932
SPDR Dow Jones International Real Estate ETF	125,444,680	—	—	125,444,680
SPDR S&P Global Infrastructure ETF	2,376,551	—	—	2,376,551
SPDR S&P Global Natural Resources ETF	17,723,932	—	—	17,723,932
SPDR S&P North American Natural Resources ETF	6,136,433	—	—	6,136,433
SPDR MSCI ACWI ex-US ETF	21,463,385	—	—	21,463,385
SPDR MSCI ACWI IMI ETF	914,554	—	—	914,554
SPDR MSCI ACWI Low Carbon Target ETF	2,131,916	7,758	—	2,139,674
SPDR MSCI EAFE StrategicFactors ETF	150,949	—	—	150,949
SPDR MSCI Emerging Markets StrategicFactors ETF	1,961,532	—	—	1,961,532
SPDR MSCI World StrategicFactors ETF	197,356	9,579	—	206,935
SPDR MSCI Australia StrategicFactors ETF	378,773	—	—	378,773
SPDR MSCI Canada StrategicFactors ETF	294,086	—	—	294,086
SPDR MSCI Germany StrategicFactors ETF	263,141	—	—	263,141
SPDR MSCI Japan StrategicFactors ETF	191,965	1,592	—	193,557
SPDR MSCI Mexico StrategicFactors ETF	53,120	—	—	53,120

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR MSCI South Korea StrategicFactors ETF	$24,411	$—	$—	$24,411
SPDR MSCI Spain StrategicFactors ETF	73,907	—	—	73,907
SPDR MSCI Taiwan StrategicFactors ETF	158,098	—	—	158,098
SPDR MSCI United Kingdom StrategicFactors ETF	96,601	—	—	96,601
SPDR S&P Global Dividend ETF	3,129,411	380,129	—	3,509,540
SPDR S&P International Dividend ETF	43,184,596	—	—	43,184,596
SPDR S&P Emerging Markets Small Cap ETF	8,865,797	—	—	8,865,797
SPDR Dow Jones Global Real Estate ETF	72,124,923	—	—	72,124,923
SPDR S&P International Consumer Discretionary Sector ETF	293,731	—	—	293,731
SPDR S&P International Consumer Staples Sector ETF	678,181	—	—	678,181
SPDR S&P International Energy Sector ETF	1,246,773	—	—	1,246,773
SPDR S&P International Financial Sector ETF	460,670	—	—	460,670
SPDR S&P International Health Care Sector ETF	1,255,503	—	—	1,255,503
SPDR S&P International Industrial Sector ETF	384,652	—	—	384,652
SPDR S&P International Materials Sector ETF	95,630	—	—	95,630
SPDR S&P International Technology Sector ETF	195,312	—	—	195,312
SPDR S&P International Telecommunications Sector ETF	1,200,058	—	—	1,200,058
SPDR S&P International Utilities Sector ETF	1,289,627	—	—	1,289,627

The tax character of distributions paid during the period ended September 30, 2015 was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR STOXX Europe 50 ETF	$9,622,930	$—	$—	$9,622,930
SPDR EURO STOXX 50 ETF	143,035,636	—	—	143,035,636
SPDR EURO STOXX Small Cap ETF	256,115	—	—	256,115
SPDR EURO STOXX 50 Currency Hedged ETF	125,977	—	—	125,977
SPDR S&P International Dividend Currency Hedged ETF	52,907	—	—	52,907
SPDR S&P Emerging Asia Pacific ETF	10,643,553	—	—	10,643,553
SPDR S&P Russia ETF	854,073	—	—	854,073
SPDR S&P China ETF	17,843,531	—	—	17,843,531
SPDR S&P Emerging Markets ETF	4,507,319	—	—	4,507,319
SPDR S&P Emerging Markets Dividend ETF	16,798,542	—	—	16,798,542
SPDR S&P Emerging Europe ETF	1,961,721	—	—	1,961,721
SPDR S&P Emerging Latin America ETF	877,726	—	—	877,726
SPDR S&P Emerging Middle East & Africa ETF	1,502,559	—	—	1,502,559
SPDR S&P World ex-US ETF	20,112,214	—	—	20,112,214
SPDR S&P International Small Cap ETF	30,156,602	52,625,204	—	82,781,806
SPDR Dow Jones International Real Estate ETF	147,970,731	—	—	147,970,731
SPDR S&P Global Infrastructure ETF	3,020,616	—	—	3,020,616
SPDR S&P Global Natural Resources ETF	20,271,634	—	—	20,271,634
SPDR MSCI ACWI ex-US ETF	17,494,392	—	—	17,494,392
SPDR MSCI ACWI IMI ETF	1,137,757	—	—	1,137,757
SPDR MSCI ACWI Low Carbon Target ETF	1,204,764	—	—	1,204,764
SPDR MSCI EAFE StrategicFactors ETF	163,896	—	—	163,896

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR MSCI Emerging Markets StrategicFactors ETF	$678,786	$—	$—	$678,786
SPDR MSCI World StrategicFactors ETF	130,391	—	—	130,391
SPDR MSCI Australia StrategicFactors ETF	283,897	—	—	283,897
SPDR MSCI Canada StrategicFactors ETF	80,540	—	—	80,540
SPDR MSCI Germany StrategicFactors ETF	226,792	—	—	226,792
SPDR MSCI Japan StrategicFactors ETF	119,310	—	—	119,310
SPDR MSCI Mexico StrategicFactors ETF	25,314	—	—	25,314
SPDR MSCI South Korea StrategicFactors ETF	37,871	—	(2,570)	35,301
SPDR MSCI Spain StrategicFactors ETF	231,204	—	—	231,204
SPDR MSCI Taiwan StrategicFactors ETF	8,912	—	—	8,912
SPDR MSCI United Kingdom StrategicFactors ETF	310,927	—	—	310,927
SPDR S&P Global Dividend ETF	2,716,263	184,384	—	2,900,647
SPDR S&P International Dividend ETF	65,787,191	—	—	65,787,191
SPDR S&P Emerging Markets Small Cap ETF	12,541,035	—	—	12,541,035
SPDR Dow Jones Global Real Estate ETF	54,138,494	—	—	54,138,494
SPDR S&P International Consumer Discretionary Sector ETF	334,910	—	—	334,910
SPDR S&P International Consumer Staples Sector ETF	1,034,295	—	—	1,034,295
SPDR S&P International Energy Sector ETF	880,204	—	—	880,204
SPDR S&P International Financial Sector ETF	355,265	—	—	355,265
SPDR S&P International Health Care Sector ETF	1,145,230	—	—	1,145,230
SPDR S&P International Industrial Sector ETF	390,429	—	—	390,429
SPDR S&P International Materials Sector ETF	185,820	—	—	185,820
SPDR S&P International Technology Sector ETF	103,108	—	—	103,108
SPDR S&P International Telecommunications Sector ETF	1,274,493	—	—	1,274,493
SPDR S&P International Utilities Sector ETF	1,460,201	—	—	1,460,201

At September 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR STOXX Europe 50 ETF	$230,837	$(44,969,237)	$—	$(37,944,365)	$—	$(82,682,765)
SPDR EURO STOXX 50 ETF	—	(345,561,535)	—	(483,994,387)	—	(829,555,922)
SPDR EURO STOXX Small Cap ETF	45,484	(2,969,178)	—	(404,127)	—	(3,327,821)
SPDR EURO STOXX 50 Currency Hedged ETF	—	—	—	(891,793)	(464,425)	(1,356,218)
SPDR S&P International Dividend Currency Hedged ETF	—	(32,183)	—	80,020	(90)	47,747
SPDR MSCI International Real Estate Currency Hedged ETF	237,016	(93,611)	—	30,192	—	173,597
SPDR S&P Emerging Asia Pacific ETF	5,493,461	(61,536,157)	—	(998,074)	—	(57,040,770)
SPDR S&P Russia ETF	415,047	(7,303,503)	—	(10,346,782)	—	(17,235,238)
SPDR S&P China ETF	11,101,833	(128,582,334)	—	(36,748,921)	—	(154,229,422)
SPDR MSCI China A Shares IMI ETF	—	(35,028)	—	(320,806)	(580)	(356,414)

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR S&P Emerging Markets ETF	$2,363,298	$(24,954,394)	$—	$(29,016,995)	$—	$(51,608,091)
SPDR S&P Emerging Markets Dividend ETF	—	(260,703,526)	—	(4,593,797)	—	(265,297,323)
SPDR S&P Emerging Europe ETF	582,233	(49,370,008)	—	(29,844,085)	—	(78,631,860)
SPDR S&P Emerging Latin America ETF	50,369	(23,586,014)	—	(19,643,909)	—	(43,179,554)
SPDR S&P Emerging Middle East & Africa ETF	371,814	(26,021,685)	—	(7,970,444)	—	(33,620,315)
SPDR S&P World ex-US ETF	8,168,511	(5,795,924)	—	(45,275,631)	—	(42,903,044)
SPDR S&P International Small Cap ETF	22,284,059	—	3,655,186	(81,628,450)	—	(55,689,205)
SPDR Dow Jones International Real Estate ETF	223,419,469	(609,796,942)	—	(8,605,784)	—	(394,983,257)
SPDR S&P Global Infrastructure ETF	845,866	(21,613,481)	—	(564,868)	—	(21,332,483)
SPDR S&P Global Natural Resources ETF	4,489,524	(167,119,903)	—	(70,861,054)	—	(233,491,433)
SPDR S&P North American Natural Resources ETF	31,746,864	—	—	188,611,487	—	220,358,351
SPDR MSCI ACWI ex-US ETF	8,694,291	(99,319,174)	—	(97,458,954)	—	(188,083,837)
SPDR MSCI ACWI IMI ETF	699,041	(131,763)	—	(268,243)	—	299,035
SPDR MSCI ACWI Low Carbon Target ETF	621,460	(790,287)	—	1,729,051	—	1,560,224
SPDR MSCI EAFE StrategicFactors ETF	83,477	(193,349)	—	(283,436)	—	(393,308)
SPDR MSCI Emerging Markets StrategicFactors ETF	1,277,843	(5,660,900)	—	3,065,215	—	(1,317,842)
SPDR MSCI World StrategicFactors ETF	42,280	(8,361)	—	341,173	—	375,092
SPDR MSCI Australia StrategicFactors ETF	314,635	(226,344)	—	(26,730)	—	61,561
SPDR MSCI Canada StrategicFactors ETF	87,159	(240,584)	—	1,366,278	—	1,212,853
SPDR MSCI Germany StrategicFactors ETF	—	(532,341)	—	(276,016)	(1,413)	(809,770)
SPDR MSCI Japan StrategicFactors ETF	91,287	(86,089)	—	371,950	—	377,148
SPDR MSCI Mexico StrategicFactors ETF	3,477	(30,530)	—	(821,639)	—	(848,692)
SPDR MSCI South Korea StrategicFactors ETF	3,363	(102,690)	—	(105,834)	—	(205,161)
SPDR MSCI Spain StrategicFactors ETF	38,539	(121,273)	—	(914,794)	—	(997,528)
SPDR MSCI Taiwan StrategicFactors ETF	151,866	(365,030)	—	129,827	—	(83,337)
SPDR MSCI United Kingdom StrategicFactors ETF	—	(177,586)	—	(487,592)	(2,660)	(667,838)
SPDR S&P Global Dividend ETF	216,618	(6,575,133)	—	1,038,457	—	(5,320,058)
SPDR S&P International Dividend ETF	16,759,949	(475,523,860)	—	(17,966,075)	—	(476,729,986)

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR S&P Emerging Markets Small Cap ETF	$7,191,568	$(77,567,762)	$—	$(91,347,578)	$—	$(161,723,772)
SPDR Dow Jones Global Real Estate ETF	16,443,048	—	399,168	196,500,141	—	213,342,357
SPDR S&P International Consumer Discretionary Sector ETF	89,042	—	—	(1,404,120)	—	(1,315,078)
SPDR S&P International Consumer Staples Sector ETF	31,158	(170,573)	—	630,856	—	491,441
SPDR S&P International Energy Sector ETF	73,238	(3,344,440)	—	(7,456,328)	—	(10,727,530)
SPDR S&P International Financial Sector ETF	30,867	(1,728,381)	—	(2,200,305)	—	(3,897,819)
SPDR S&P International Health Care Sector ETF	56,626	(243,873)	—	(2,249,045)	—	(2,436,292)
SPDR S&P International Industrial Sector ETF	72,530	(1,620,241)	—	(734,216)	—	(2,281,927)
SPDR S&P International Materials Sector ETF	13,705	(1,344,390)	—	(2,483,535)	—	(3,814,220)
SPDR S&P International Technology Sector ETF	10,695	(148,370)	—	409,171	—	271,496
SPDR S&P International Telecommunications Sector ETF	44,426	(4,074,452)	—	(2,185,722)	—	(6,215,748)
SPDR S&P International Utilities Sector ETF	—	(4,920,594)	—	(6,022,288)	—	(10,942,882)

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of September 30, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	2017	2018	2019	2020	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR STOXX Europe 50 ETF	$5,783,115	$6,195,941	$2,032,222	$—	$2,748,737	$28,209,222
SPDR EURO STOXX 50 ETF	6,389,360	14,945,357	8,709,645	—	37,516,178	278,000,995
SPDR EURO STOXX Small Cap ETF	—	—	—	—	2,571,245	397,933
SPDR S&P International Dividend Currency Hedged ETF	—	—	—	—	13,041	19,142
SPDR MSCI International Real Estate Currency Hedged ETF	—	—	—	—	42,682	50,929
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	17,138,209	44,397,948
SPDR S&P Russia ETF	—	—	—	—	1,667,822	5,635,681
SPDR S&P China ETF	2,685,375	3,455,043	20,718,358	—	17,690,140	84,033,418
SPDR MSCI China A Shares IMI ETF	—	—	—	—	35,028	—
SPDR S&P Emerging Markets ETF	—	—	—	—	3,307,834	21,646,560
SPDR S&P Emerging Markets Dividend ETF	—	—	362,314	—	107,255,265	153,085,947
SPDR S&P Emerging Europe ETF	5,912,354	8,992,073	9,348,438	—	1,511,570	23,605,573
SPDR S&P Emerging Latin America ETF	3,111,521	3,011,913	2,259,987	—	2,901,004	12,301,589
SPDR S&P Emerging Middle East & Africa ETF	1,967,866	10,818,456	1,720,229	—	1,029,625	10,485,509

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	2017	2018	2019	2020	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR S&P World ex-US ETF	$—	$—	$—	$—	$456,354	$5,339,570
SPDR Dow Jones International Real Estate ETF	37,378,612	162,058,595	64,649,806	—	69,811,972	275,897,957
SPDR S&P Global Infrastructure ETF	246,762	3,044,553	1,744,492	—	362,024	16,215,650
SPDR S&P Global Natural Resources ETF	—	—	—	—	22,958,492	144,161,411
SPDR MSCI ACWI ex-US ETF	2,856,017	36,957,682	2,453,209	—	7,917,181	49,135,085
SPDR MSCI ACWI IMI ETF	—	—	—	—	—	131,763
SPDR MSCI ACWI Low Carbon Target ETF	—	—	—	—	317,130	473,157
SPDR MSCI EAFE StrategicFactors ETF	—	—	—	—	52,730	140,619
SPDR MSCI Emerging Markets StrategicFactors ETF	—	—	—	—	3,331,972	2,328,928
SPDR MSCI World StrategicFactors ETF	—	—	—	—	2,473	5,888
SPDR MSCI Australia StrategicFactors ETF	—	—	—	—	226,344	—
SPDR MSCI Canada StrategicFactors ETF	—	—	—	—	66,145	174,439
SPDR MSCI Germany StrategicFactors ETF	—	—	—	—	255,405	276,936
SPDR MSCI Japan StrategicFactors ETF	—	—	—	—	70,436	15,653
SPDR MSCI Mexico StrategicFactors ETF	—	—	—	—	18,085	12,445
SPDR MSCI South Korea StrategicFactors ETF	—	—	—	—	40,444	62,246
SPDR MSCI Spain StrategicFactors ETF	—	—	—	—	83,980	37,293
SPDR MSCI Taiwan StrategicFactors ETF	—	—	—	—	41,444	323,586
SPDR MSCI United Kingdom StrategicFactors ETF	—	—	—	—	108,134	69,452
SPDR S&P Global Dividend ETF	—	—	—	—	4,114,069	2,461,064
SPDR S&P International Dividend ETF	—	13,759,514	—	—	199,713,738	262,050,608
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	—	77,567,762
SPDR S&P International Consumer Staples Sector ETF	—	—	1,783	—	67,517	101,273
SPDR S&P International Energy Sector ETF	4,624	119,106	316,377	—	54,298	2,850,035
SPDR S&P International Financial Sector ETF	39,777	563,054	43,972	—	92,951	988,627
SPDR S&P International Health Care Sector ETF	—	—	—	—	243,873	—
SPDR S&P International Industrial Sector ETF	4,087	41,800	85,376	—	145,451	1,343,527
SPDR S&P International Materials Sector ETF	60,733	154,398	205,070	—	36,576	887,613
SPDR S&P International Technology Sector ETF	—	—	—	—	6,837	141,533
SPDR S&P International Telecommunications Sector ETF	2,618	97,364	213,502	—	404,886	3,356,082
SPDR S&P International Utilities Sector ETF	16,137	130,798	182,287	—	158,355	4,433,017

**	Must be utilized prior to losses subject to expiration.

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

As of September 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$224,524,903	$4,822,395	$42,741,846	$(37,919,451)
SPDR EURO STOXX 50 ETF	3,046,109,718	76,581,168	560,539,460	(483,958,292)
SPDR EURO STOXX Small Cap ETF	12,243,526	881,831	1,285,364	(403,533)
SPDR EURO STOXX 50 Currency Hedged ETF	15,545,188	—	891,800	(891,800)
SPDR S&P International Dividend Currency Hedged ETF	1,960,291	79,674	—	79,674
SPDR MSCI International Real Estate Currency Hedged ETF	2,083,491	136,475	106,023	30,452
SPDR S&P Emerging Asia Pacific ETF	340,568,757	63,717,280	64,291,251	(573,971)
SPDR S&P Russia ETF	37,200,950	597,680	10,944,462	(10,346,782)
SPDR S&P China ETF	880,732,610	133,569,230	170,318,158	(36,748,928)
SPDR MSCI China A Shares IMI ETF	2,465,521	88,175	408,984	(320,809)
SPDR S&P Emerging Markets ETF	266,032,996	27,738,991	56,580,514	(28,841,523)
SPDR S&P Emerging Markets Dividend ETF	308,525,490	28,026,867	32,617,309	(4,590,442)
SPDR S&P Emerging Europe ETF	63,836,413	1,407,723	31,251,855	(29,844,132)
SPDR S&P Emerging Latin America ETF	48,098,817	2,497,715	22,143,153	(19,645,438)
SPDR S&P Emerging Middle East & Africa ETF	38,888,788	6,566,278	14,536,124	(7,969,846)
SPDR S&P World ex-US ETF	702,916,179	66,798,282	112,051,606	(45,253,324)
SPDR S&P International Small Cap ETF	854,131,658	81,820,050	163,439,031	(81,618,981)
SPDR Dow Jones International Real Estate ETF	4,642,379,866	216,734,636	224,285,897	(7,551,261)
SPDR S&P Global Infrastructure ETF	91,402,111	6,403,488	6,964,422	(560,934)
SPDR S&P Global Natural Resources ETF	811,176,918	37,666,387	108,507,823	(70,841,436)
SPDR S&P North American Natural Resources ETF	639,818,276	199,942,355	11,317,000	188,625,355
SPDR MSCI ACWI ex-US ETF	961,231,987	58,971,429	156,255,274	(97,283,845)
SPDR MSCI ACWI IMI ETF	67,037,979	4,513,491	4,780,966	(267,475)
SPDR MSCI ACWI Low Carbon Target ETF	94,414,067	8,975,808	7,233,648	1,742,160
SPDR MSCI EAFE StrategicFactors ETF	8,552,455	421,091	704,546	(283,455)
SPDR MSCI Emerging Markets StrategicFactors ETF	112,140,442	9,705,345	6,553,738	3,151,607
SPDR MSCI World StrategicFactors ETF	5,990,774	756,123	414,816	341,307
SPDR MSCI Australia StrategicFactors ETF	9,942,612	594,799	621,878	(27,079)
SPDR MSCI Canada StrategicFactors ETF	16,985,973	1,811,794	444,979	1,366,815
SPDR MSCI Germany StrategicFactors ETF	13,223,363	1,050,548	1,326,469	(275,921)
SPDR MSCI Japan StrategicFactors ETF	13,014,465	938,234	566,467	371,767
SPDR MSCI Mexico StrategicFactors ETF	2,974,620	31,664	853,298	(821,634)
SPDR MSCI South Korea StrategicFactors ETF	2,899,071	285,524	391,382	(105,858)
SPDR MSCI Spain StrategicFactors ETF	3,012,525	66,729	981,528	(914,799)
SPDR MSCI Taiwan StrategicFactors ETF	5,750,225	628,938	499,361	129,577
SPDR MSCI United Kingdom StrategicFactors ETF	2,887,200	77,665	565,209	(487,544)
SPDR S&P Global Dividend ETF	111,282,220	5,101,882	4,051,988	1,049,894
SPDR S&P International Dividend ETF	1,107,675,484	92,894,873	110,826,383	(17,931,510)
SPDR S&P Emerging Markets Small Cap ETF	423,795,304	36,810,739	127,943,392	(91,132,653)
SPDR Dow Jones Global Real Estate ETF	2,326,426,415	276,314,591	79,617,684	196,696,907

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P International Consumer Discretionary Sector ETF	$15,111,717	$865,786	$2,269,597	$(1,403,811)
SPDR S&P International Consumer Staples Sector ETF	36,079,626	2,749,082	2,112,466	636,616
SPDR S&P International Energy Sector ETF	45,252,803	463,935	7,921,216	(7,457,281)
SPDR S&P International Financial Sector ETF	8,652,972	37,182	2,237,781	(2,200,599)
SPDR S&P International Health Care Sector ETF	54,242,424	3,949,843	6,189,855	(2,240,012)
SPDR S&P International Industrial Sector ETF	16,489,671	1,087,461	1,820,819	(733,418)
SPDR S&P International Materials Sector ETF	7,744,224	255,115	2,738,369	(2,483,254)
SPDR S&P International Technology Sector ETF	10,831,087	2,401,440	1,992,404	409,036
SPDR S&P International Telecommunications Sector ETF	30,610,798	2,049,165	4,233,863	(2,184,698)
SPDR S&P International Utilities Sector ETF	38,664,211	379,350	6,401,175	(6,021,825)

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of September 30, 2016, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2016:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR STOXX Europe 50 ETF	$1,393,780	$1,459,114	$—	$1,459,114
SPDR EURO STOXX 50 ETF	22,019,783	23,347,306	—	23,347,306
SPDR S&P Emerging Asia Pacific ETF	20,591,889	7,123,753	14,984,398	22,108,151
SPDR S&P China ETF	75,143,601	32,855,648	49,490,272	82,345,920
SPDR S&P Emerging Markets ETF	6,900,781	3,656,112	3,896,563	7,552,675
SPDR S&P Emerging Markets Dividend ETF	5,452,596	5,451,073	479,500	5,930,573
SPDR S&P Emerging Europe ETF	79,739	79,890	—	79,890

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P Emerging Latin America ETF	$1,109,252	$1,152,332	$27,427	$1,179,759
SPDR S&P Emerging Middle East & Africa ETF	1,408,308	846,193	646,052	1,492,245
SPDR S&P World ex-US ETF	32,975,769	27,460,160	7,371,819	34,831,979
SPDR S&P International Small Cap ETF	82,042,603	77,010,646	10,588,397	87,599,043
SPDR Dow Jones International Real Estate ETF	111,485,669	113,855,927	3,978,093	117,834,020
SPDR S&P Global Infrastructure ETF	10,037,552	4,958,497	5,553,618	10,512,115
SPDR S&P Global Natural Resources ETF	27,305,541	19,577,508	9,109,088	28,686,596
SPDR MSCI ACWI ex-US ETF	35,973,598	23,136,429	14,844,319	37,980,748
SPDR MSCI ACWI IMI ETF	3,588,358	2,141,243	1,591,037	3,732,280
SPDR S&P Global Dividend ETF	10,827,113	8,297,041	3,003,477	11,300,518
SPDR S&P International Dividend ETF	89,790,337	85,141,270	9,637,295	94,778,565
SPDR S&P Emerging Markets Small Cap ETF	18,586,294	14,070,192	6,738,990	20,809,182
SPDR Dow Jones Global Real Estate ETF	60,689,158	35,695,682	27,114,215	62,809,897
SPDR S&P International Consumer Discretionary Sector ETF	1,103,397	1,095,491	69,474	1,164,965
SPDR S&P International Consumer Staples Sector ETF	1,466,517	1,530,426	14,979	1,545,405
SPDR S&P International Energy Sector ETF	3,630,653	2,840,776	985,334	3,826,110
SPDR S&P International Financial Sector ETF	343,399	268,820	92,639	361,459
SPDR S&P International Health Care Sector ETF	2,303,642	2,406,488	32,424	2,438,912
SPDR S&P International Industrial Sector ETF	711,626	668,413	80,139	748,552
SPDR S&P International Materials Sector ETF	265,277	264,905	14,895	279,800
SPDR S&P International Technology Sector ETF	828,843	796,074	74,009	870,083
SPDR S&P International Telecommunications Sector ETF	238,551	250,771	—	250,771
SPDR S&P International Utilities Sector ETF	2,420,779	2,565,714	—	2,565,714

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2016:

SPDR STOXX Europe 50 ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,459,114	$—	$—	$—	$1,459,114

Total Borrowings	$1,459,114	$—	$—	$—	$1,459,114

Gross amount of recognized liabilities for securities lending transactions					$1,459,114

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR EURO STOXX 50 ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$23,347,306	$—	$—	$—	$23,347,306

Total Borrowings	$23,347,306	$—	$—	$—	$23,347,306

Gross amount of recognized liabilities for securities lending transactions					$23,347,306

SPDR S&P Emerging Asia Pacific ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$7,123,753	$—	$—	$—	$7,123,753

Total Borrowings	$7,123,753	$—	$—	$—	$7,123,753

Gross amount of recognized liabilities for securities lending transactions					$7,123,753

SPDR S&P China ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$32,855,648	$—	$—	$—	$32,855,648

Total Borrowings	$32,855,648	$—	$—	$—	$32,855,648

Gross amount of recognized liabilities for securities lending transactions					$32,855,648

SPDR S&P Emerging Markets ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,656,112	$—	$—	$—	$3,656,112

Total Borrowings	$3,656,112	$—	$—	$—	$3,656,112

Gross amount of recognized liabilities for securities lending transactions					$3,656,112

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR S&P Emerging Markets Dividend ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,451,073	$—	$—	$—	$5,451,073

Total Borrowings	$5,451,073	$—	$—	$—	$5,451,073

Gross amount of recognized liabilities for securities lending transactions					$5,451,073

SPDR S&P Emerging Europe ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$79,890	$—	$—	$—	$79,890

Total Borrowings	$79,890	$—	$—	$—	$79,890

Gross amount of recognized liabilities for securities lending transactions					$79,890

SPDR S&P Emerging Latin America ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,152,332	$—	$—	$—	$1,152,332

Total Borrowings	$1,152,332	$—	$—	$—	$1,152,332

Gross amount of recognized liabilities for securities lending transactions					$1,152,332

SPDR S&P Emerging Middle East & Africa ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$846,193	$—	$—	$—	$846,193

Total Borrowings	$846,193	$—	$—	$—	$846,193

Gross amount of recognized liabilities for securities lending transactions					$846,193

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR S&P World ex-US ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$27,460,160	$—	$—	$—	$27,460,160

Total Borrowings	$27,460,160	$—	$—	$—	$27,460,160

Gross amount of recognized liabilities for securities lending transactions					$27,460,160

SPDR S&P International Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$77,004,432	$—	$—	$—	$77,004,432
Rights	5,099	—	—	—	5,099
Warrants	1,115	—	—	—	1,115

Total	$77,010,646	$—	$—	$—	$77,010,646

Total Borrowings	$77,010,646	$—	$—	$—	$77,010,646

Gross amount of recognized liabilities for securities lending transactions					$77,010,646

SPDR Dow Jones International Real Estate ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$113,855,927	$—	$—	$—	$113,855,927

Total Borrowings	$113,855,927	$—	$—	$—	$113,855,927

Gross amount of recognized liabilities for securities lending transactions					$113,855,927

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR S&P Global Infrastructure ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,958,497	$—	$—	$—	$4,958,497

Total Borrowings	$4,958,497	$—	$—	$—	$4,958,497

Gross amount of recognized liabilities for securities lending transactions					$4,958,497

SPDR S&P Global Natural Resources ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$19,577,508	$—	$—	$—	$19,577,508

Total Borrowings	$19,577,508	$—	$—	$—	$19,577,508

Gross amount of recognized liabilities for securities lending transactions					$19,577,508

SPDR MSCI ACWI ex-US ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$23,136,429	$—	$—	$—	$23,136,429

Total Borrowings	$23,136,429	$—	$—	$—	$23,136,429

Gross amount of recognized liabilities for securities lending transactions					$23,136,429

SPDR MSCI ACWI IMI ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,141,243	$—	$—	$—	$2,141,243

Total Borrowings	$2,141,243	$—	$—	$—	$2,141,243

Gross amount of recognized liabilities for securities lending transactions					$2,141,243

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR S&P Global Dividend ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,297,041	$—	$—	$—	$8,297,041

Total Borrowings	$8,297,041	$—	$—	$—	$8,297,041

Gross amount of recognized liabilities for securities lending transactions					$8,297,041

SPDR S&P International Dividend ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$85,141,270	$—	$—	$—	$85,141,270

Total Borrowings	$85,141,270	$—	$—	$—	$85,141,270

Gross amount of recognized liabilities for securities lending transactions					$85,141,270

SPDR S&P Emerging Markets Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,070,192	$—	$—	$—	$14,070,192

Total Borrowings	$14,070,192	$—	$—	$—	$14,070,192

Gross amount of recognized liabilities for securities lending transactions					$14,070,192

SPDR Dow Jones Global Real Estate ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$35,695,682	$—	$—	$—	$35,695,682

Total Borrowings	$35,695,682	$—	$—	$—	$35,695,682

Gross amount of recognized liabilities for securities lending transactions					$35,695,682

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR S&P International Consumer Discretionary Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,095,491	$—	$—	$—	$1,095,491

Total Borrowings	$1,095,491	$—	$—	$—	$1,095,491

Gross amount of recognized liabilities for securities lending transactions					$1,095,491

SPDR S&P International Consumer Staples Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,530,426	$—	$—	$—	$1,530,426

Total Borrowings	$1,530,426	$—	$—	$—	$1,530,426

Gross amount of recognized liabilities for securities lending transactions					$1,530,426

SPDR S&P International Energy Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,840,776	$—	$—	$—	$2,840,776

Total Borrowings	$2,840,776	$—	$—	$—	$2,840,776

Gross amount of recognized liabilities for securities lending transactions					$2,840,776

SPDR S&P International Financial Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$268,820	$—	$—	$—	$268,820

Total Borrowings	$268,820	$—	$—	$—	$268,820

Gross amount of recognized liabilities for securities lending transactions					$268,820

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR S&P International Health Care Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,406,488	$—	$—	$—	$2,406,488

Total Borrowings	$2,406,488	$—	$—	$—	$2,406,488

Gross amount of recognized liabilities for securities lending transactions					$2,406,488

SPDR S&P International Industrial Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$668,413	$—	$—	$—	$668,413

Total Borrowings	$668,413	$—	$—	$—	$668,413

Gross amount of recognized liabilities for securities lending transactions					$668,413

SPDR S&P International Materials Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$264,905	$—	$—	$—	$264,905

Total Borrowings	$264,905	$—	$—	$—	$264,905

Gross amount of recognized liabilities for securities lending transactions					$264,905

SPDR S&P International Technology Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$796,074	$—	$—	$—	$796,074

Total Borrowings	$796,074	$—	$—	$—	$796,074

Gross amount of recognized liabilities for securities lending transactions					$796,074

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

SPDR S&P International Telecommunications Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$250,771	$—	$—	$—	$250,771

Total Borrowings	$250,771	$—	$—	$—	$250,771

Gross amount of recognized liabilities for securities lending transactions					$250,771

SPDR S&P International Utilities Sector ETF

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,565,714	$—	$—	$—	$2,565,714

Total Borrowings	$2,565,714	$—	$—	$—	$2,565,714

Gross amount of recognized liabilities for securities lending transactions					$2,565,714

10.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2017 unless extended or renewed. Prior to October 13, 2016, the participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified under separate agreements. The following Funds participate in the credit facility:

SPDR EURO STOXX 50 Currency Hedged ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR MSCI International Real Estate Currency Hedged ETF

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P Russia ETF

SPDR S&P China ETF

SPDR MSCI China A Shares IMI ETF

SPDR S&P Emerging Markets ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

SPDR S&P International Small Cap ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P Global Infrastructure ETF

SPDR S&P Global Natural Resources ETF

SPDR MSCI ACWI ex-US ETF

SPDR MSCI ACWI IMI ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI Emerging Markets StrategicFactors ETF

SPDR MSCI Japan StrategicFactors ETF

SPDR MSCI Mexico StrategicFactors ETF

SPDR MSCI South Korea StrategicFactors ETF

SPDR MSCI Taiwan StrategicFactors ETF

SPDR S&P Global Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF

SPDR Dow Jones Global Real Estate ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Dividend ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

SPDR INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. Effective October 13, 2016, interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate or LIBOR plus 1%.

The SPDR Index Shares Funds had no outstanding loans during the period ended September 30, 2016.

11.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On October 14, 2016, the Board unanimously voted to close and liquidate the following funds:

•	SPDR MSCI International Real Estate Currency Hedged ETF

•	SPDR South Korea StrategicFactors ETF

•	SPDR Mexico StrategicFactors ETF

•	SPDR Taiwan StrategicFactors ETF

After the close of business on November 14, 2016 the Funds listed above stopped accepting creation orders. Trading in shares of the Funds halted prior to market open on November 15, 2016. Proceeds of the liquidation were sent to shareholders on or about November 21, 2016.

SPDR INDEX SHARES FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

the SPDR Index Shares Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the fifty funds, listed in Note 1, (each a “Fund”) comprising the SPDR Index Shares Funds (the “Trust”) at September 30, 2016, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2016

SPDR INDEX SHARES FUNDS

OTHER INFORMATION

September 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2016 to September 30, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
SPDR STOXX Europe 50 ETF	0.29%	$1,026.40	$1.47	$1,023.60	$1.47
SPDR EURO STOXX 50 ETF	0.29	1,011.50	1.46	1,023.60	1.47
SPDR EURO STOXX Small Cap ETF	0.45	1,009.40	2.26	1,022.80	2.28
SPDR EURO STOXX 50 Currency Hedged ETF	0.03	1,036.70	0.15	1,024.90	0.15
SPDR S&P International Dividend Currency Hedged ETF	0.04	1,096.20	0.21	1,024.80	0.20
SPDR MSCI International Real Estate Currency Hedged ETF	0.49	1,051.60	2.51	1,022.60	2.48
SPDR S&P Emerging Asia Pacific ETF	0.49	1,109.60	2.58	1,022.60	2.48
SPDR S&P Russia ETF	0.59	1,140.10	3.16	1,022.10	2.98
SPDR S&P China ETF	0.59	1,133.90	3.15	1,022.10	2.98
SPDR MSCI China A Shares IMI ETF	0.65	999.80	3.25	1,021.80	3.29
SPDR S&P Emerging Markets ETF	0.59	1,104.00	3.10	1,022.10	2.98
SPDR S&P Emerging Markets Dividend ETF	0.49	1,061.50	2.53	1,022.60	2.48

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
SPDR S&P Emerging Europe ETF	0.73%	$1,018.80	$3.68	$1,021.40	$3.69
SPDR S&P Emerging Latin America ETF	0.49	1,111.90	2.59	1,022.60	2.48
SPDR S&P Emerging Middle East & Africa ETF	0.49	1,077.50	2.54	1,022.60	2.48
SPDR S&P World ex-US ETF	0.34	1,055.60	1.75	1,023.30	1.72
SPDR S&P International Small Cap ETF	0.40	1,090.20	2.09	1,023.00	2.02
SPDR Dow Jones International Real Estate ETF	0.59	1,020.10	2.98	1,022.10	2.98
SPDR S&P Global Infrastructure ETF	0.40	1,074.60	2.07	1,023.00	2.02
SPDR S&P Global Natural Resources ETF	0.40	1,130.80	2.13	1,023.00	2.02
SPDR S&P North American Natural Resources ETF	0.35	1,175.90	1.90	1,023.30	1.77
SPDR MSCI ACWI ex-US ETF	0.30	1,063.50	1.55	1,023.50	1.52
SPDR MSCI ACWI IMI ETF	0.25	1,067.00	1.29	1,023.80	1.26
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,065.80	1.03	1,024.00	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.31	1,039.40	1.58	1,023.50	1.57
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	1,087.90	1.57	1,023.50	1.52
SPDR MSCI World StrategicFactors ETF	0.31	1,049.70	1.59	1,023.50	1.57
SPDR MSCI Australia StrategicFactors ETF	0.30	1,080.60	1.56	1,023.50	1.52
SPDR MSCI Canada StrategicFactors ETF	0.30	1,052.30	1.54	1,023.50	1.52
SPDR MSCI Germany StrategicFactors ETF	0.30	1,048.30	1.54	1,023.50	1.52
SPDR MSCI Japan StrategicFactors ETF	0.30	1,081.90	1.56	1,023.50	1.52
SPDR MSCI Mexico StrategicFactors ETF	0.42	905.90	2.00	1,022.90	2.12
SPDR MSCI South Korea StrategicFactors ETF	0.41	1,086.90	2.14	1,023.00	2.07
SPDR MSCI Spain StrategicFactors ETF	0.31	1,020.10	1.57	1,023.50	1.57
SPDR MSCI Taiwan StrategicFactors ETF	0.41	1,130.80	2.18	1,023.00	2.07
SPDR MSCI United Kingdom StrategicFactors ETF	0.31	1,007.70	1.56	1,023.50	1.57
SPDR S&P Global Dividend ETF	0.40	1,065.70	2.07	1,023.00	2.02

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
SPDR S&P International Dividend ETF	0.45%	$1,071.10	$2.33	$1,022.80	$2.28
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,097.10	3.41	1,021.80	3.29
SPDR Dow Jones Global Real Estate ETF	0.50	1,031.10	2.54	1,022.50	2.53
SPDR S&P International Consumer Discretionary Sector ETF	0.40	1,020.50	2.02	1,023.00	2.02
SPDR S&P International Consumer Staples Sector ETF	0.40	1,053.70	2.05	1,023.00	2.02
SPDR S&P International Energy Sector ETF	0.40	1,107.00	2.11	1,023.00	2.02
SPDR S&P International Financial Sector ETF	0.41	1,023.60	2.07	1,023.00	2.07
SPDR S&P International Health Care Sector ETF	0.40	1,030.80	2.03	1,023.00	2.02
SPDR S&P International Industrial Sector ETF	0.40	1,076.40	2.08	1,023.00	2.02
SPDR S&P International Materials Sector ETF	0.41	1,154.60	2.21	1,023.00	2.07
SPDR S&P International Technology Sector ETF	0.41	1,138.70	2.19	1,023.00	2.07
SPDR S&P International Telecommunications Sector ETF	0.41	995.80	2.05	1,023.00	2.07
SPDR S&P International Utilities Sector ETF	0.40	1,023.70	2.02	1,023.00	2.02

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.
(b)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

Tax Information

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage
SPDR S&P Emerging Markets ETF	0.01%
SPDR S&P Emerging Latin America ETF	0.06
SPDR S&P Global Infrastructure ETF	31.56
SPDR S&P Global Natural Resources ETF	23.27
SPDR S&P North American Natural Resources ETF	20.53
SPDR MSCI ACWI IMI ETF	25.62
SPDR MSCI ACWI Low Carbon Target ETF	41.17
SPDR MSCI Emerging Markets StrategicFactors ETF	0.02
SPDR MSCI World StrategicFactors ETF	46.47
SPDR S&P Global Dividend ETF	12.73
SPDR Dow Jones Global Real Estate ETF	0.45

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended September 30, 2016, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket.

Capital Gain Dividend

The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.

Amount
SPDR EURO STOXX 50 Currency Hedged ETF	$71,096
SPDR S&P International Dividend Currency Hedged ETF	28,721
SPDR MSCI International Real Estate Currency Hedged ETF	18,123
SPDR S&P World ex-US ETF	874,741
SPDR S&P International Small Cap ETF	3,072,729
SPDR MSCI ACWI Low Carbon Target ETF	7,758
SPDR MSCI World StrategicFactors ETF	9,579
SPDR MSCI Japan StrategicFactors ETF	1,592
SPDR S&P Global Dividend ETF	380,129
SPDR Dow Jones Global Real Estate ETF	367,971
SPDR S&P International Consumer Discretionary Sector ETF	40,407

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the period ended September 30, 2016, the total amount of foreign taxes that will be passed through are:

Amount
SPDR STOXX Europe 50 ETF	$506,901
SPDR EURO STOXX 50 ETF	10,433,560
SPDR EURO STOXX Small Cap ETF	97,723
SPDR MSCI International Real Estate Currency Hedged ETF	11,288
SPDR S&P Emerging Asia Pacific ETF	528,167
SPDR S&P Russia ETF	96,250
SPDR S&P China ETF	1,337,269
SPDR MSCI China A Shares IMI ETF	3,377
SPDR S&P Emerging Markets ETF	298,981
SPDR S&P Emerging Markets Dividend ETF	916,622
SPDR S&P Emerging Europe ETF	174,721
SPDR S&P Emerging Latin America ETF	25,281
SPDR S&P Emerging Middle East & Africa ETF	58,891
SPDR S&P World ex-US ETF	1,304,832
SPDR S&P International Small Cap ETF	1,090,099
SPDR Dow Jones International Real Estate ETF	10,021,463
SPDR S&P Global Infrastructure ETF	85,527
SPDR S&P Global Natural Resources ETF	824,986
SPDR MSCI ACWI ex-US ETF	1,438,781
SPDR MSCI EAFE StrategicFactors ETF	17,634
SPDR MSCI Emerging Markets StrategicFactors ETF	238,601
SPDR MSCI Australia StrategicFactors ETF	7,935
SPDR MSCI Canada StrategicFactors ETF	64,057
SPDR MSCI Germany StrategicFactors ETF	41,528
SPDR MSCI Japan StrategicFactors ETF	34,952
SPDR MSCI South Korea StrategicFactors ETF	10,009
SPDR MSCI Spain StrategicFactors ETF	10,675
SPDR MSCI United Kingdom StrategicFactors ETF	102
SPDR S&P Global Dividend ETF	184,516
SPDR S&P International Dividend ETF	2,265,077
SPDR S&P Emerging Markets Small Cap ETF	567,885
SPDR S&P International Consumer Discretionary Sector ETF	22,791
SPDR S&P International Consumer Staples Sector ETF	59,497
SPDR S&P International Energy Sector ETF	67,936
SPDR S&P International Financial Sector ETF	20,338
SPDR S&P International Health Care Sector ETF	126,553
SPDR S&P International Industrial Sector ETF	23,412
SPDR S&P International Materials Sector ETF	8,654
SPDR S&P International Technology Sector ETF	18,818
SPDR S&P International Telecommunications Sector ETF	49,468
SPDR S&P International Utilities Sector ETF	83,980

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

The amount of foreign source income earned on the following Funds during the period ended September 30, 2016 were as follows:

Amount
SPDR STOXX Europe 50 ETF	$8,767,381
SPDR EURO STOXX 50 ETF	128,873,455
SPDR EURO STOXX Small Cap ETF	790,069
SPDR MSCI International Real Estate Currency Hedged ETF	151,124
SPDR S&P Emerging Asia Pacific ETF	9,009,582
SPDR S&P Russia ETF	952,749
SPDR S&P China ETF	19,140,045
SPDR MSCI China A Shares IMI ETF	32,006
SPDR S&P Emerging Markets ETF	5,135,127
SPDR S&P Emerging Markets Dividend ETF	16,267,370
SPDR S&P Emerging Europe ETF	1,509,259
SPDR S&P Emerging Latin America ETF	762,654
SPDR S&P Emerging Middle East & Africa ETF	962,374
SPDR S&P World ex-US ETF	22,571,841
SPDR S&P International Small Cap ETF	16,403,200
SPDR Dow Jones International Real Estate ETF	166,193,773
SPDR S&P Global Infrastructure ETF	1,771,974
SPDR S&P Global Natural Resources ETF	14,500,521
SPDR MSCI ACWI ex-US ETF	25,497,049
SPDR MSCI EAFE StrategicFactors ETF	207,221
SPDR MSCI Emerging Markets StrategicFactors ETF	3,073,320
SPDR MSCI Australia StrategicFactors ETF	380,704
SPDR MSCI Canada StrategicFactors ETF	431,690
SPDR MSCI Germany StrategicFactors ETF	336,270
SPDR MSCI Japan StrategicFactors ETF	240,574
SPDR MSCI South Korea StrategicFactors ETF	45,503
SPDR MSCI Spain StrategicFactors ETF	94,900
SPDR MSCI United Kingdom StrategicFactors ETF	98,927
SPDR S&P Global Dividend ETF	2,711,213
SPDR S&P International Dividend ETF	49,744,884
SPDR S&P Emerging Markets Small Cap ETF	9,628,383
SPDR S&P International Consumer Discretionary Sector ETF	357,310
SPDR S&P International Consumer Staples Sector ETF	892,543
SPDR S&P International Energy Sector ETF	1,456,476
SPDR S&P International Financial Sector ETF	338,327
SPDR S&P International Health Care Sector ETF	1,486,994
SPDR S&P International Industrial Sector ETF	411,741
SPDR S&P International Materials Sector ETF	116,659
SPDR S&P International Technology Sector ETF	171,228
SPDR S&P International Telecommunications Sector ETF	1,278,260
SPDR S&P International Utilities Sector ETF	1,497,584

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to September 30, 2016, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board also considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives and in overseeing third-party sub-advisers.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking, noting that each Current ETF satisfactorily tracked its benchmark index.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided, or expected to be provided, by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided, or expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION

September 30, 2016 (Unaudited)

TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	206	None.
DAVID M. KELLY c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since September 2000	Retired.	206	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	206	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	206	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	206	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Director, State Street Global Markets, LLC (2013-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	294	None.

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Summer Street, SUM0703 Boston, MA 02111 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Summer Street, SUM0703 Boston, MA 02111 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*

SPDR INDEX SHARES FUNDS

OTHER INFORMATION (continued)

September 30, 2016 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009-July 2012).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-866-787-2257.

SPDR® Index Shares Funds

SPDR Index Shares Funds

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Suite 500

Boston, MA 02210

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds

For more complete information, please call 866.787.2257 or

visit spdrs.com today.

ssga.com   |   spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, sub-administrator, securities lending agent, transfer agent and shareholder servicing agent.

Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

Before investing, consider the funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2016 State Street Corporation. All Rights Reserved. 0515 Exp. Date: 11/30/2017 SPDRIDEXAR IBG-22023

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending September 30, 2016 and September 30, 2015, the aggregate audit fees billed for professional services rendered by the principal accountant were $917,123 and $1,080,513, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-SAR; and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2016 and September 30, 2015, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2016 and September 30, 2015, the aggregate tax fees billed for professional services rendered by the principal accountant were $534,450 and $497,075, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2016 and September 30, 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception. The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2015 and December 31, 2014 were approximately $2,599,622 and $4,944,322, respectively. Such information is not readily available on a fiscal year basis.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Disclosure of Audit Committees for Listed Companies.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David Kelly, Frank Nesvet and Carl Verboncoeur.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal

Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 6, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 6, 2016